Filed  electronically  with the Securities and Exchange Commission on July 30,
2018

                                                     1933 Act File No. 033-32476
                                                     1940 Act File No. 811-05970
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                REGISTRATION STATEMENT UNDER THE SECURITIES                 |X|
                                  ACT OF 1933

                        Pre-Effective Amendment No.                         |__|
                      Post-Effective Amendment No. 59                       |X|
                                     and/or
                      REGISTRATION STATEMENT UNDER THE                      |X|
                         INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 60

                               Cash Account Trust
                               ------------------
               (Exact name of Registrant as Specified in Charter)

                                345 Park Avenue
                               New York, NY 10154
                               ------------------
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (212) 250-2500
                                                           --------------
                                 John Millette
                          Vice President and Secretary
                            One International Place
                                Boston, MA 02110
                                ----------------
                    (Name and Address of Agent for Service)

                                With a copy to:
                                 John S. Marten
                               Vedder Price P.C.
                            222 North LaSalle Street
                            Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box):

[___]      Immediately upon filing pursuant to paragraph (b)
[ X  ]     On August 1, 2018 pursuant to paragraph (b)
[___]      60 days after filing pursuant to paragraph (a)(1)
[___]      On __________________ pursuant to paragraph (a)(1)
[___]      75 days after filing pursuant to paragraph (a)(2)
[___]      On __________________  pursuant to paragraph (a)(2) of Rule 485

           If appropriate, check the following box:
[___] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE
                                ----------------



This Post-Effective Amendment contains the Prospectuses and Statements of Additional Information relating to the classes of the following series of the
Registrant:

      o DWS Government & Agency Securities Portfolio (formerly Deutsche Government & Agency Securities Portfolio) -- DWS Government & Agency Money Fund (formerly Deutsche Government & Agency Money Fund)
      o DWS Government & Agency Securities Portfolio (formerly Deutsche Government & Agency Securities Portfolio) -- DWS Government Cash Institutional Shares (formerly Deutsche Government Cash Institutional Shares)
      o DWS Government & Agency Securities Portfolio (formerly Deutsche Government & Agency Securities Portfolio) -- Government Cash Managed Shares
      o DWS Government & Agency Securities Portfolio (formerly Deutsche Government & Agency Securities Portfolio) -- Service Shares
      o DWS Tax-Exempt Portfolio (formerly Deutsche Tax-Exempt Portfolio) -- Service Shares
      o DWS Tax-Exempt Portfolio (formerly Deutsche Tax-Exempt Portfolio) -- DWS Tax-Exempt Cash Premier Shares (formerly Deutsche Tax-Exempt Cash Premier Shares)
      o DWS Tax-Exempt Portfolio (formerly Deutsche Tax-Exempt Portfolio) -- DWS Tax-Exempt Money Fund (formerly Deutsche Tax-Exempt Money Fund)
      o DWS Tax-Exempt Portfolio (formerly Deutsche Tax-Exempt Portfolio) -- DWS Tax-Free Money Fund Class S (formerly Deutsche Tax-Free Money Fund Class S)
      o DWS Tax-Exempt Portfolio (formerly Deutsche Tax-Exempt Portfolio) -- Tax-Exempt Cash Managed Shares
      o DWS Tax-Exempt Portfolio (formerly Deutsche Tax-Exempt Portfolio) -- Tax-Free Investment Class

This Post-Effective Amendment is not intended to update or amend any other Prospectuses or Statements of Additional Information of the Registrant's other series or classes.

                                                                      [DWS Logo]



Prospectus

August 1, 2018







DWS Government & Agency Securities Portfolio
(formerly Deutsche Government & Agency Securities Portfolio)
                                                         DWS GOVERNMENT & AGENCY
                                                         MONEY FUND
                                                         (formerly DEUTSCHE GOVERNMENT & AGENCY
CLASS/TICKER                                             MONEY FUND)                             DTGXX



As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

[GRAPHIC APPEARS HERE]



Table of Contents






DWS GOVERNMENT & AGENCY
SECURITIES PORTFOLIO
Investment Objective...............................  1
Fees and Expenses of the Fund......................  1
Principal Investment Strategy......................  1
Main Risks.........................................  1
Past Performance...................................  3
Management.........................................  3
Purchase and Sale of Fund Shares...................  3
Tax Information....................................  4
Payments to Broker-Dealers and
Other Financial Intermediaries.....................  4
FUND DETAILS
Additional Information About Fund Strategies and
Risks..............................................  5
Other Policies.....................................  7
Who Manages and Oversees the Fund..................  8
Management.........................................  9
INVESTING IN THE FUND
Buying, Exchanging and Selling Shares.............. 10
How to Buy Shares.................................. 10
How to Exchange Shares............................. 11
How to Sell Shares................................. 12
Financial Intermediary Support Payments............ 12
Policies You Should Know About..................... 13
Policies About Transactions........................ 13
How the Fund Calculates Share Price................ 16
Other Rights We Reserve............................ 17
Understanding Distributions and Taxes.............. 17
FINANCIAL HIGHLIGHTS............................... 19
APPENDIX........................................... 20
Hypothetical Expense Summary....................... 20


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YOUR INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, ENTITY OR PERSON.
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                                                                      [DWS Logo]






DWS Government & Agency Securities Portfolio

(formerly Deutsche Government & Agency Securities Portfolio)





INVESTMENT OBJECTIVE



The fund seeks to provide maximum current income consistent with stability of capital.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares.


SHAREHOLDER FEES (paid directly from your investment)


Account Maintenance Fee (annually, for fund account
  balances
below $10,000 and subject to certain exceptions)     $20
---------------------------------------------------- ---

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


Management fee                            0.05
-------------------------------------     ----
Distribution/service (12b-1) fees        None
-------------------------------------    -----
Other expenses                            0.25
-------------------------------------    -----
TOTAL ANNUAL FUND OPERATING EXPENSES      0.30
-------------------------------------    -----

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



       1 YEAR    3 YEARS    5 YEARS   10 YEARS
     --------  ---------  ---------  ---------
        $31       $97        $169       $381
---     ---       ---        ----       ----

PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund is a money market fund that is managed in accordance with federal regulations which govern the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest.


The fund operates as a "government money market fund," as such term is defined under federal regulations. As a government money market fund, the fund is required to invest at least 99.5% of its total assets at the time of investment in cash, US government securities, and/or repurchase agreements that are collateralized by these instruments.


The fund follows policies designed to maintain a stable $1.00 share price.


The fund pursues its objective by investing exclusively in the following types of investments:

o US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities.

o Repurchase agreements backed by these instruments. In a repurchase agreement, the fund buys securities at one price with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

The fund may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates).


MANAGEMENT PROCESS. Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.



MAIN RISKS


There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.



                                       1
PROSPECTUS August 1, 2018         DWS Government & Agency Securities Portfolio

MONEY MARKET FUND RISK. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Advisor has no legal obligation to provide financial support to the fund, and you should not expect that the Advisor will provide financial support to the fund at any time.



INTEREST RATE RISK. Rising interest rates could cause the value of the fund's investments - and therefore its share price as well - to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund's ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.



If there is an insufficient supply of US government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the fund.


SECURITY SELECTION RISK. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market funds and could result in a decline in share price.


REPURCHASE AGREEMENT RISK. If the party that sells the securities to the fund defaults on its obligation to repurchase them at the agreed-upon time and price, the fund could lose money.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


CREDIT RISK. The fund's performance could be hurt and the fund's share price could fall below $1.00 if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation.


Some securities issued by US government agencies or instrumentalities are backed by the full faith and credit of the US government. Other securities that are supported only by the credit of the issuing agency or instrumentality are subject to greater credit risk than securities backed by the full faith and credit of the US government. This is because the US government might provide financial support, but has no obligation to do so, if there is a potential or actual loss of principal or failure to make interest payments.


Because of the rising US government debt burden, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. Such a credit event may also adversely impact the financial markets and the fund.


LIQUIDITY AND TRANSACTION RISK. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there are no willing buyers and an instrument cannot be readily sold at a desired time or price, the fund may have to accept a lower price or may not be able to sell the instrument at all. If dealer capacity in debt instruments is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the debt markets. Additionally, market participants other than the fund may attempt to sell debt holdings at the same time as the fund, which could cause downward pricing pressure and contribute to illiquidity. An inability to sell one or more portfolio securities can adversely affect the fund's ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities.


Unusual market conditions, an unusually high volume of redemption requests or other similar conditions could cause the fund to be unable to pay redemption proceeds within a short period of time. If the fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the fund's ability to maintain a $1.00 share price.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.



                                       2
PROSPECTUS August 1, 2018         DWS Government & Agency Securities Portfolio

RISKS OF HOLDING CASH. The fund will at times hold cash positions, which may hurt the fund's performance. Cash positions may also subject the fund to additional risks and costs, including any fees imposed by the fund's custodian for large cash balances.



MARKET RISK. The market value of the securities in which the fund invests may be impacted by the prospects of individual issuers, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.


OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.



PAST PERFORMANCE



How a fund's returns vary from year to year can give an idea of its risk. Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. The 7-DAY YIELD, which is often referred to as the "current yield," is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. For more recent performance figures and the current yield, go to dws.com (the Web site does not form a part of this prospectus) or call the telephone number included in this prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (DWS Government & Agency Money Fund)


Returns for other classes were different and are not shown here.




[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]











  2008      2009      2010      2011      2012      2013      2014      2015      2016      2017
  2.33      0.23      0.01      0.02      0.01      0.01      0.01      0.01      0.18      0.75







                   RETURNS   PERIOD ENDING
 BEST QUARTER     0.88%      March 31, 2008
 WORST QUARTER    0.00%      March 31, 2013
 YEAR-TO-DATE     0.71%      June 30, 2018


AVERAGE ANNUAL TOTAL RETURNS

(For periods ended 12/31/2017 expressed as a %) (DWS Government & Agency Money
Fund)




           CLASS          1          5         10
       INCEPTION       YEAR      YEARS      YEARS
     -----------  ---------  ---------  ---------
     3/19/2007        0.75       0.19       0.35
---  ---------        ----       ----       ----


Total returns would have been lower if operating expenses had not been reduced.


For more recent performance information, contact the financial services firm from which you obtained this prospectus.



MANAGEMENT


INVESTMENT ADVISOR


DWS Investment Management Americas, Inc.




PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)



                          AUTOMATIC
                         INVESTMENT          DWS MONEY
      NON-IRA    IRAS         PLANS   PLUS ACCOUNT(SM)
    ---------  ------  ------------  -----------------
     1,000      500        500            10,000
---  -----      ---        ---            ------



The minimum additional investment is $50. However, for an Automatic Investment Plan in a DWS MoneyPLUS Account(SM), the monthly minimum additional investment is $1,500.




TO PLACE ORDERS



MAIL           New Accounts             DWS
                                        PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS
                                        PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS
               Redemptions              PO Box 219557
                                        Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS
                                        210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                dws.com
TELEPHONE                               (800) 728-3337, M - F 8 a.m. - 7 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 7 p.m. ET



The fund is generally open on days when the New York Stock Exchange is open for regular trading. Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our Web site, by mail, or by telephone; however you may have to elect certain privileges on your initial account application. If you are working with a financial advisor, contact your financial advisor for assistance with buying or selling fund shares.



                                       3
PROSPECTUS August 1, 2018         DWS Government & Agency Securities Portfolio

The fund is used as a cash management vehicle for the cash collateral received in connection with the securities lending program of the DWS family of funds. As a cash management vehicle for investment of cash collateral, the fund may be subject to greater shareholder concentrations and experience large purchases and redemptions over a relatively short time period. Fund management considers these and other factors in constructing the fund's portfolio.




TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. Any withdrawals you make from such tax-advantaged investment plans, however, may be taxable to you.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund, the Advisor, and/or the Advisor's affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.


                                       4
PROSPECTUS August 1, 2018         DWS Government & Agency Securities Portfolio

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Fund Details



ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS



INVESTMENT OBJECTIVE


The fund seeks to provide maximum current income consistent with stability of capital.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund is a money market fund that is managed in accordance with federal regulations which govern the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. The fund follows policies designed to seek to maintain a stable $1.00 share price:

o Fund securities are denominated in US dollars and, at the time of purchase, have remaining maturities of 397 days (about 13 months) or less, or have certain maturity shortening features (such as interest rate resets and demand features) that have the effect of reducing their maturities to 397 days or less.

o The fund maintains a dollar-weighted average maturity of (i) 60 days or less and (ii) 120 days or less determined without regard to interest rate resets.

o  The fund maintains certain minimum liquidity standards such that:

   - the fund may not purchase a security other than a security offering daily liquidity if, immediately after purchase, the fund would have invested less than 10% of its total assets in securities offering daily liquidity (includes securities that mature or are subject to demand within one business day, cash or direct US government obligations);
   - the fund may not purchase a security other than a security offering weekly liquidity if, immediately after purchase, the fund would have invested less than 30% of its total assets in securities offering weekly liquidity (includes securities that mature or are subject to demand within five business days, cash, direct US government obligations and government agency discount notes with remaining maturities of 60 days or less); and

   - the fund may not purchase an illiquid security if, immediately after purchase, the fund would have invested more than 5% of its total assets in illiquid securities (securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the market value ascribed to them by the fund).
The fund operates as a "government money market fund," as such term is defined under federal regulations. As a government money market fund, the fund is required to invest at least 99.5% of its total assets at the time of investment in cash, US government securities, and/or repurchase agreements that are collateralized by these instruments.


The fund pursues its objective by investing exclusively in the following types of investments:

o US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities.

o Repurchase agreements backed by these instruments. In a repurchase agreement, the fund buys securities at one price with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

The fund may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates).


MANAGEMENT PROCESS. Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.


Portfolio management may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.



MAIN RISKS


There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.



                                       5
PROSPECTUS August 1, 2018                                         Fund Details

MONEY MARKET FUND RISK. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Advisor has no legal obligation to provide financial support to the fund, and you should not expect that the Advisor will provide financial support to the fund at any time.



INTEREST RATE RISK. Rising interest rates could cause the value of the fund's investments - and therefore its share price as well - to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund's ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.



If there is an insufficient supply of US government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the fund.


SECURITY SELECTION RISK. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market funds and could result in a decline in share price.


REPURCHASE AGREEMENT RISK. If the party that sells the securities to the fund defaults on its obligation to repurchase them at the agreed-upon time and price, the fund could lose money.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


CREDIT RISK. The fund's performance could be hurt and the fund's share price could fall below $1.00 if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation.


Some securities issued by US government agencies or instrumentalities are backed by the full faith and credit of the US government. Other securities that are supported only by the credit of the issuing agency or instrumentality are subject to greater credit risk than securities backed by the full faith and credit of the US government. This is because the US government might provide financial support, but has no obligation to do so, if there is a potential or actual loss of principal or failure to make interest payments.


Because of the rising US government debt burden, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. Such a credit event may also adversely impact the financial markets and the fund.


LIQUIDITY AND TRANSACTION RISK. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there are no willing buyers and an instrument cannot be readily sold at a desired time or price, the fund may have to accept a lower price or may not be able to sell the instrument at all. If dealer capacity in debt instruments is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the debt markets. Additionally, market participants other than the fund may attempt to sell debt holdings at the same time as the fund, which could cause downward pricing pressure and contribute to illiquidity. An inability to sell one or more portfolio securities can adversely affect the fund's ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities.


Unusual market conditions, an unusually high volume of redemption requests or other similar conditions could cause the fund to be unable to pay redemption proceeds within a short period of time. If the fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the fund's ability to maintain a $1.00 share price.


Certain shareholders, including clients or affiliates of the Advisor, may from time to time own or control a significant percentage of the fund's shares. These shareholders may include, for example, institutional investors and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders, or a high volume of redemption requests generally, may further increase the fund's liquidity risk and may impact the fund's ability to maintain a $1.00 share price.



The fund is used as a cash management vehicle for the cash collateral received in connection with the securities lending program of the DWS family of funds. Generally, when an investor participates in a securities lending program as a lender, they enter into a securities lending authorization agreement with a lending agent. Under such agreement, the lending agent is authorized to invest the




                                       6
PROSPECTUS August 1, 2018                                         Fund Details
cash collateral securing loans of securities of each investor in a variety of instruments, including the fund. Investment in the fund by such lending agents will be subject to the terms of their agreements with those investors. As a cash management vehicle for investment of cash collateral, the fund may be subject to greater shareholder concentrations and experience large purchases and redemptions over a relatively short time period. Fund management considers these and other factors in constructing the fund's portfolio.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.



RISKS OF HOLDING CASH. The fund will at times hold cash positions, which may hurt the fund's performance. Cash positions may also subject the fund to additional risks and costs, including any fees imposed by the fund's custodian for large cash balances.



MARKET RISK. The market value of the securities in which the fund invests may be impacted by the prospects of individual issuers, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.


OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.


Cyber-attacks may include unauthorized attempts by third parties to improperly access, modify, disrupt the operations of, or prevent access to the systems of the fund's service providers or counterparties, issuers of securities held by the fund or other market participants or data within them. In addition, power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.



Cyber-attacks, disruptions, or failures may adversely affect the fund and its shareholders or cause reputational damage and subject the fund to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value, and impede trading). In addition, cyber-attacks, disruptions, or failures involving a fund counterparty could affect such counterparty's ability to meet its obligations to the fund, which may result in losses to the fund and its shareholders. Similar types of operational and technology risks are also present for issuers of securities held by the fund, which could have material adverse consequences for such issuers, and may cause the fund's investments to lose value. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments.



While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund, or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will address the possibility of and fallout from cyber-attacks, disruptions, or failures. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund, or other market participants.



OTHER POLICIES


While the previous pages describe the main points of the fund's strategy and risks, there are a few other matters to know about:

o Although major changes tend to be infrequent, the fund's Board could change the fund's investment objective without shareholder approval. The Board will provide shareholders with at least 60 days' notice prior to making any changes to the fund's policy of investing exclusively in US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities and repurchase agreements backed by these instruments.



                                       7
PROSPECTUS August 1, 2018                                         Fund Details

o While the fund currently does not intend to impose a liquidity fee or redemption gate in connection with the implementation of federal regulations relating to money market funds that went into effect on October 14, 2016, the fund may elect to do so in the future.



o From time to time, the fund may have a concentration of shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the fund.



o Your fund assets may be at risk of being transferred to the appropriate state if you fail to maintain a valid address and/or if certain activity does not occur in your account within the time specified by state law. Contact your financial advisor or the transfer agent for additional information.



FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in the fund. If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).


Keep in mind that there is no assurance that the fund will achieve its objective.



A schedule of the fund's portfolio holdings, including information required by applicable regulations, is posted once each month on dws.com (the Web site does not form a part of this prospectus). Portfolio holdings as of each month-end are posted to the Web site within five business days of the date of the applicable portfolio holdings information. More frequent posting of portfolio holdings information may be made from time to time on dws.com. The posted portfolio holdings information is available by fund and generally remains accessible for a period of not less than six months. The fund also may post on the Web site, on the same or a more frequent basis, various depictions of portfolio characteristics such as the allocation of the portfolio across various security types, market sectors and sub-sectors and maturities, liquidity and risk characteristics of the portfolio. The fund's Statement of Additional Information includes a description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings.




WHO MANAGES AND OVERSEES THE FUND


THE INVESTMENT ADVISOR


DWS Investment Management Americas, Inc. ("DIMA" or the "Advisor"), with headquarters at 345 Park Avenue, New York, NY 10154, is the investment advisor for the fund. Under the oversight of the Board, the Advisor makes investment decisions, buys and sells securities for the fund and conducts research that leads to these purchase and sale decisions. Deutsche Bank AG reorganized its asset management division, Deutsche Asset Management, into a separate financial services firm, DWS Group GmbH & Co. KGaA ("DWS Group"). DWS Group is now a separate, publicly-listed financial services firm that is an indirect, majority-owned subsidiary of Deutsche Bank AG. The Advisor is an indirect, wholly-owned subsidiary of DWS Group. The Advisor and its predecessors have more than 90 years of experience managing mutual funds and provide a full range of global investment advisory services to institutional and retail clients.


DWS represents the asset management activities conducted by DWS Group or any of its subsidiaries, including DIMA, other affiliated investment advisors and DWS Distributors, Inc. ("DDI" or the "Distributor"). DWS is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.



MANAGEMENT FEE. The Advisor receives a management fee from the fund. Below is the actual rate paid by the fund for the most recent fiscal year, as a percentage of the fund's average daily net assets.




FUND NAME                        FEE PAID
------------------------  ---------------
DWS Government & Agency
Securities Portfolio            0.02%(*)
------------------------        ----


* Reflecting the effect of expense limitations and/or fee waivers then in effect.

The management fee for the fund is computed based on the combined average daily net assets of DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio, each a series of Cash Account Trust, and is allocated to the fund based upon the fund's relative net assets.

The Advisor has contractually agreed to reduce its management fee such that after allocation of the fee to each series of Cash Account Trust, the amount payable by Cash Account Trust - DWS Government & Agency Securities Portfolio will be limited to 0.05% of the average daily net assets of Cash Account Trust
- DWS Government & Agency Securities Portfolio.


The Advisor has contractually agreed through September 30, 2018 to waive its fees and/or reimburse certain operating expenses of the DWS Government & Agency Money Fund of the DWS Government & Agency Securities Portfolio to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 0.45%. The agreement may only be terminated with the consent of the fund's Board.



From time to time, the Advisor may voluntarily waive a portion of its fees and/or reimburse certain operating expenses of the fund. These voluntary waivers and/or reimbursements may be terminated at any time at the option of the Advisor.



                                       8
PROSPECTUS August 1, 2018                                         Fund Details

A discussion regarding the basis for the Board's approval of the fund's investment management agreement is contained in the most recent shareholder report for the annual period ended April 30 or semi-annual period ended October 31 (see "Shareholder reports" on the back cover).


Under a separate administrative services agreement between the fund and the Advisor, the fund pays the Advisor a fee of 0.10% of the fund's average daily net assets for providing most of the fund's administrative services. The administrative services fee discussed above is included in the fees and expenses table under "Other expenses."


MULTI-MANAGER STRUCTURE. The Advisor, subject to the approval of the Board, has ultimate responsibility to oversee any subadvisor to the fund and to recommend the hiring, termination and replacement of subadvisors. The fund and the Advisor have received an order from the SEC that permits the Advisor to appoint or replace certain subadvisors, to manage all or a portion of the fund's assets and enter into, amend or terminate a subadvisory agreement with certain subadvisors, in each case subject to the approval of the fund's Board but without obtaining shareholder approval ("multi-manager structure"). The multi-

manager structure applies to subadvisors that are not affiliated with the fund or the Advisor ("nonaffiliated subadvisors"), as well as subadvisors that are indirect or direct, wholly-owned subsidiaries of the Advisor or that are indirect or direct, wholly-owned subsidiaries of the same company that, indirectly or directly, wholly owns the Advisor ("wholly-owned subadvisors"). Pursuant to the SEC order, the Advisor, with the approval of the fund's Board, has the discretion to terminate any subadvisor and allocate and reallocate the fund's assets among any other nonaffiliated subadvisors or wholly-owned subadvisors (including terminating a nonaffiliated subadvisor and replacing it with a wholly-owned subadvisor). The fund and the Advisor are subject to the conditions imposed by the SEC order, including the condition that within 90 days of hiring a new subadvisor pursuant to the multi-manager structure, the fund will provide shareholders with an information statement containing information about the new subadvisor. The shareholders of the fund have approved the multi-manager structure described herein.




MANAGEMENT


A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.


                                       9
PROSPECTUS August 1, 2018                                         Fund Details

[GRAPHIC APPEARS HERE]





Investing in the Fund



The following pages tell you how to invest in the fund and what to expect as a shareholder. The following pages also tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.



If you're investing directly with DWS, all of this information applies to you. If you're investing through a "third party provider" - for example, a workplace retirement plan, financial supermarket or financial advisor - your provider may have its own policies or instructions and you should follow those.


Different terms also apply to investors who elect the DWS MoneyPLUS Account(SM) feature. Check your informational brochure or your account services guide.



You can find out more about the topics covered here by speaking with your financial advisor or a representative of your workplace retirement plan or other investment provider. For an analysis of the fees associated with an investment in the fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx (this Web site does not form a part of this prospectus).




     BUYING, EXCHANGING AND SELLING SHARES

TO CONTACT DWS



BY PHONE

(800) 728-3337


BY MAIL



TYPE               ADDRESS
-----------------  ---------------------------
EXPEDITED MAIL
  All Requests     DWS
-----------------  210 West 10th Street
                   Kansas City, MO 64105-1614
                   ---------------------------
REGULAR MAIL
  New Accounts     DWS
                   P.O. Box 219356
                   Kansas City, MO 64121-9356
  Additional       DWS
  Investments      P.O. Box 219154
                   Kansas City, MO 64121-9154
  Exchanges and    DWS
  Redemptions      P.O. Box 219557
                   Kansas City, MO 64121-9557




     HOW TO BUY SHARES
Please note that your account cannot be opened until we receive a completed account application.


MINIMUM INITIAL INVESTMENT ($)



                          AUTOMATIC
                         INVESTMENT          DWS MONEY
      NON-IRA    IRAS         PLANS   PLUS ACCOUNT(SM)
    ---------  ------  ------------  -----------------
     1,000      500        500            10,000
---  -----      ---        ---            ------



The minimum additional investment is $50. However, for an Automatic Investment Plan in a DWS MoneyPLUS Account(SM), the monthly minimum additional investment is $1,500.



THROUGH A FINANCIAL ADVISOR

Contact your financial advisor to obtain a new account application or for instructions about how to set up a new account. Your financial advisor can also assist with making additional investments into an existing account.


BY MAIL OR EXPEDITED MAIL


To establish an account, simply complete the appropriate application and mail it to the address provided on the form. With your application, include your check made payable to "DWS" for the required initial minimum investment.




                                       10
PROSPECTUS August 1, 2018                                Investing in the Fund

Once your account is established, to make additional investments, send a check made payable to "DWS" and an investment slip to the appropriate address. If you do not have an investment slip, include a letter with your name, account number, the full fund name and share class, and your investment instructions. If your check fails to clear, the fund has the right to cancel your order, hold you liable or charge you or your account for any losses or fees the fund or its agents have incurred.



BY AUTOMATIC INVESTMENT PLAN


If you wish to take advantage of the lower initial investment minimums by establishing an Automatic Investment Plan, make sure to complete that section on the new account application and attach a voided check for the bank account from which the funds will be drawn. Subsequent investments are made automatically from the shareholder's account at a bank, savings and loan or credit union into the shareholder's fund account. The maximum Automatic Investment Plan investment is $250,000. Termination by a shareholder will become effective within thirty days after DWS has received the request. The fund may immediately terminate a shareholder's Automatic Investment Plan in the event that any item is unpaid by the shareholder's financial institution.



OTHER WAYS TO BUY SHARES


The following privileges must be established on your account before an investment request is made. This can either be done by completing the applicable section(s) on the new account application or by contacting a customer service representative for instructions.


BY PHONE USING QUICKBUY (FOR ADDITIONAL INVESTMENTS ONLY). Call DWS and use our automated system to place your QuickBuy purchase using the Automated Clearing House system (ACH) or choose to be transferred to a customer service representative to complete your request. Transactions take two to three days to be completed and there is a $50 minimum and a $250,000 maximum.


ON THE INTERNET (FOR ADDITIONAL INVESTMENTS ONLY). Register at dws.com to set up on-line access to your account(s), or log in to the Web site if you have previously registered. Follow the instructions on the Web site to request a purchase with money from the bank account you have established on your DWS fund account(s).



     HOW TO EXCHANGE SHARES
REQUIREMENTS AND LIMITS



CLASS            EXCHANGING INTO ANOTHER FUND ($)
---------------- -----------------------------------------------
DWS GOVERNMENT   1,000 minimum into new non-IRA accounts per
& AGENCY MONEY   fund
FUND             500 minimum into new IRA accounts per fund
---------------- 50 minimum into all existing accounts per fund
                 -----------------------------------------------



Shares may be exchanged with Class A shares of another DWS fund as described in such fund's applicable prospectus. Shares may also be exchanged with the following money market fund shares as described in each such fund's respective prospectus: DWS Tax-Exempt Portfolio - DWS Tax-Exempt Money Fund shares or DWS Money Market Prime Series - DWS Money Market Fund shares.


Shareholders who exchange their shares into Class A shares of certain other DWS funds will generally be subject to the applicable sales charge (not including shares acquired by dividend reinvestment or shares that have previously paid a sales charge).



THROUGH A FINANCIAL ADVISOR

In addition to what is detailed below, your financial advisor can assist you with exchanging shares. Please contact your financial advisor using the method that is most convenient for you.


BY PHONE


Call DWS and use our automated system to place your exchange or choose to be transferred to a customer service representative to complete your request. For accounts with $5,000 or more, you may also establish a Systematic Exchange Plan of a minimum of $50 to another DWS fund on a regular basis. A representative can assist you with establishing this privilege.



ON THE INTERNET


Register at dws.com to set up on-line access to your account(s), or log in to the Web site if you have previously registered. Follow the instructions on the Web site to request an exchange to another DWS fund.



BY MAIL OR EXPEDITED MAIL

Write a letter that includes the following information: the name(s) of all owners and address as they appear on your account, the fund name, share class, and account number from which you want to exchange, the dollar amount or number of shares you wish to exchange, and the name of the fund into which you want to exchange. Also include a daytime telephone number if we have any questions. All owners should sign the letter and it should be mailed to the appropriate address for exchanges and redemptions.



                                       11
PROSPECTUS August 1, 2018                                Investing in the Fund

     HOW TO SELL SHARES

REQUIREMENTS AND LIMITS



CLASS            SELLING SHARES ($)
---------------- --------------------------------------------
DWS GOVERNMENT   Check redemption:
& AGENCY MONEY   Up to 100,000, more than 100,000 see
FUND             "Signature Guarantee"
---------------- QuickSell to your bank: Minimum 50, maximum
                 250,000
                 Wire redemption to your bank: Minimum 1,000
                 Checkwriting:
                 Minimum 500, maximum 5,000,000
                 --------------------------------------------


THROUGH A FINANCIAL ADVISOR

In addition to what is detailed below, your financial advisor can assist you with selling shares. Please contact your financial advisor using the method that is most convenient for you.


BY PHONE


Call DWS and use our automated system or choose to be transferred to a customer service representative to complete your request. You may request a check for the redemption amount sent to the address on the account. You may elect overnight delivery of your check for a $20 fee ($25 for Saturday delivery), which will be paid by redeeming a portion of your shares equal to the amount of the fee. Overnight delivery is not available to a P.O. Box.



BY MAIL OR EXPEDITED MAIL

Write a letter that includes the following information: the name(s) of all owners and address as they appear on your account, the fund name, share class, and account number from which you want to sell shares, the dollar amount or number of shares you wish to sell, and a daytime telephone number if we have questions. All owners should sign the letter and it should be mailed to the appropriate address. You may elect overnight delivery of your check for a $20 fee ($25 for Saturday delivery), which will be paid by redeeming a portion of your shares equal to the amount of the fee. Overnight delivery is not available to a P.O. Box.



Some redemptions can only be ordered in writing with a Medallion Signature Guarantee. For more information, please contact DWS (see phone number on the back cover).



OTHER WAYS TO SELL SHARES


The following privileges must be established on your account before a redemption request is made. This can either be done by completing the applicable section(s) on the new account application when you establish your account or by contacting a customer service representative for instructions. Depending on the method you choose to request these redemptions, different transaction maximums may apply.


BY PHONE USING QUICKSELL. Call DWS and use our automated system to request a QuickSell redemption or choose to be transferred to a customer service representative (see table for applicable minimum and maximum amounts). The proceeds are sent via the Automated Clearing House system (ACH) to your bank. Transactions generally take two to three days to be completed. For accounts with $5,000 or more, you may also establish a Systematic Withdrawal Plan of a minimum of $50 to be sent on a regular basis as you direct. The $5,000 value does not apply to IRA accounts.


ON THE INTERNET. Register at dws.com to set up on-line access to your account(s), or log in to the Web site if you have previously registered. Follow the instructions on the Web site to request a redemption from your account using the desired method from your available options.



BY WIRE. You may sell shares by wire only if your account is authorized to do so. You will be paid for redeemed shares by wire transfer of funds to your financial advisor or bank upon receipt of a duly authorized redemption request. For your protection, you may not change the destination bank account over the phone.


BY WRITING A CHECK. You may sell shares of the fund by writing a check drawn from your account (see table for applicable minimum and maximum amounts). Your investment will keep earning dividends until your check clears. A $10 service charge will be assessed for checks that are written for less than $500. It is not a good idea to close out your account using a check because your account balance could change between the time you write the check and the time it is processed. You should also keep in mind that if you make a purchase by check and that check has not yet cleared your bank account, that purchase amount will not be available for immediate redemption.



FINANCIAL INTERMEDIARY SUPPORT PAYMENTS


The Advisor, the Distributor and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to the fund, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of fund shares or the retention and/or servicing of fund investors and fund shares ("revenue sharing"). Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of the fund, any recordkeeping/sub-transfer agency/networking fees payable by the fund (generally through the Distributor or an affiliate) and/or the Distributor or Advisor to certain financial advisors for performing such services and any sales charges, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the Financial Industry Regulatory Authority or other concessions described in the fee table



                                       12
PROSPECTUS August 1, 2018                                Investing in the Fund
or elsewhere in this prospectus or the Statement of Additional Information as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may, using their legitimate profits, compensate financial advisors for providing the fund with "shelf space" or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the fund on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and obtaining other forms of marketing support. In addition, revenue sharing payments may consist of the Distributor's and/or its affiliates' payment or reimbursement of ticket charges that would otherwise be assessed by a financial advisor on an investor's fund transactions.


The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the fund attributable to the financial advisor, the particular fund or fund type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.



The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS fund shares or the retention and/or servicing of investors to financial advisors in amounts that generally range from 0.01% up to 0.52% of assets of the fund serviced and maintained by the financial advisor, 0.05% to 0.25% of sales of the fund attributable to the financial advisor, a flat fee of up to $143,750, or any combination thereof. These amounts are annual figures typically paid on a quarterly basis and are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation may influence your financial advisor's recommendation of the fund or of any particular share class of the fund. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of the fund. Additional information regarding these revenue sharing payments is included in the fund's Statement of Additional Information, which is available to you on request at no charge (see the back cover of this prospectus for more information on how to request a copy of the Statement of Additional Information).


The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to retirement plans that obtain recordkeeping services from ADP, Inc. or to 403(b) plans that obtain recordkeeping services from Ascensus, Inc. on the DWS-branded retirement plan platform (the "Platform"). The level of revenue sharing payments is based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.


It is likely that broker-dealers that execute portfolio transactions for the fund will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the fund. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.




POLICIES YOU SHOULD KNOW ABOUT


Along with the information on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on distributions and taxes, applies to all investors, including those investing through a financial advisor.


If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are separate from those described in this prospectus. Please note that a financial advisor or other intermediary may charge fees separate from those charged by the fund and may be compensated by the fund.


Keep in mind that the information in this prospectus applies only to the shares offered herein. Other share classes are described in separate prospectuses and have different fees, requirements and services.



POLICIES ABOUT TRANSACTIONS


In accordance with requirements under anti-money laundering regulations, we may request additional information and/or documents to verify your identity. This information includes, but is not limited to, your name, address, date of birth and other identifying documentation. If after reasonable effort we are unable to obtain this information to verify your identity, in accordance with federal regulations,



                                       13
PROSPECTUS August 1, 2018                                Investing in the Fund
within the time frames established by the fund, we will provide you with written notification and we may reject your application and order.

The fund will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in "good order." The specific requirements for good order depend on the type of account and transaction and the method of purchase. Contact Shareholder Services if you have any questions. After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the share price next calculated.


In the exercise of its sole discretion, the fund at any time may, without prior notice, refuse, cancel, limit or rescind any purchase; cancel or rescind any purchase order placed through a financial intermediary no later than the business day after the order is received by the financial intermediary; freeze account activity; and/or involuntarily redeem and close an existing account. Specifically, the fund reserves the right to involuntarily redeem an account
(i) in case of actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or
(ii) if the account owner fails to provide legally required information, including information and/or documentation related to identity verification, to the fund. The fund is not required to provide justification to a potential or existing shareholder for taking any such action. Please be advised that if the fund involuntarily redeems and closes your account, under tax laws, you may be required to recognize a gain or a loss or otherwise incur tax consequences.


With certain limited exceptions, only US residents may invest in the fund.


Because orders placed through a financial advisor must be forwarded to the transfer agent, you'll need to allow extra time for your order to be processed. Your financial advisor should be able to tell you approximately when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.


TRANSACTION PROCESSING. Except as provided below, purchase, redemption and exchange orders must be received in good order by 4:00 p.m. Eastern time (or prior to the close of the fund, if the New York Stock Exchange closes early on such date) on a business day on which the fund is open in order to be effective on that day; otherwise such orders will be effective on the next business day. However, on a normal business day that the fund calculates its share price at 5:00 p.m. Eastern time as provided below, purchase orders with payment sent by wire and redemption orders with proceeds to be sent by wire, ACH or by check that are communicated by telephone (but not by the Automated Information Line) and are received in good order by 5:00 p.m. Eastern time on a business day will be effective on that business day.


Orders for the purchase of shares by wire transfer will normally be effective at the share price next computed after receipt of the wire transfer of the amount to be invested. If a wire transfer purchase order is received in good order before 5:00 p.m. Eastern time, it will normally receive the dividend for that day.


Investments by check will be effective on the business day following receipt and will earn dividends the following business day.


Orders processed through dealers or other financial services firms via Fund/SERV will be effected at the share price calculated on the trade day (normally the date the order is received). Purchases processed via Fund/SERV will begin earning dividends on the day the fund receives the payment (typically the next business day). For redemptions processed via Fund/SERV, you generally will receive dividends accrued up to, but not including, the business day that payment for your shares is made.


When selling shares, shareholders generally receive dividends up to, but not including, the business day following the day on which the shares were sold. To sell shares, you must state whether you would like to receive the proceeds by wire or check.


In order to receive proceeds by wire, contact Shareholder Services before 5:00 p.m. Eastern time. After you inform Shareholder Services of the amount of your redemption, you will receive a trade confirmation number. If the fund receives a sell request before 5:00 p.m. Eastern time and the request calls for proceeds to be sent out by wire, the proceeds will normally be wired on the same day. However, the shares sold will not earn that day's dividend.


As noted below, proceeds of a redemption may be delayed. The ability to receive "same day" wire redemption proceeds can be affected by a variety of circumstances including the time that the request is made, the level of redemption requests and purchase orders and general market conditions. A request for a same day wire redemption that is received earlier in the day will be given priority over a request received later in the day in the event that it is necessary to limit the amount of same day wire redemptions.



SUB-MINIMUM BALANCES. The fund may close your account if your balance falls below $1,000 ($500 for accounts with an Automatic Investment Plan funded with $50 or more per month in subsequent investments), or below $500 for retirement accounts. We will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to investors with $100,000 or more in DWS fund shares, investors in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, or group retirement plans and certain other accounts having lower minimum share balance requirements).




                                       14
PROSPECTUS August 1, 2018                                Investing in the Fund

ACCOUNT MAINTENANCE FEE. The fund charges a $20 account maintenance fee for each fund account that has a balance below $10,000. Except as otherwise noted below, fund accounts are not aggregated by share class or fund. The assessment will occur once per calendar year and may be assessed through the automatic redemption of fund shares in your account. The fee will be assessed on each fund account that falls below the minimum for any reason, including market value fluctuations, redemptions or exchanges.



The account maintenance fee will also not apply to: (i) accounts with an automatic investment plan; (ii) accounts held in an omnibus account through a financial services firm; (iii) accounts maintained on behalf of participants in certain fee based and wrap programs offered through certain financial intermediaries approved by the Advisor; (iv) participant level accounts in group retirement plans held on the records of a retirement plan record keeper;
(v) accounts held by shareholders who maintain $50,000 or more in aggregate assets in DWS fund shares; (vi) shareholders who consent to electronic delivery for all documents (which include statements, prospectuses, annual and semi-annual reports, and other materials), except for tax forms; (vii) Uniform Gift to Minors (UGMA) and Uniform Transfer to Minors (UTMA) accounts; (viii) Coverdell Education Savings Account (ESA) accounts; and (ix) IRA accounts for shareholders beginning in the year in which they turn age 70 1/2. You may elect to receive electronic delivery of DWS fund materials by registering on dws.com or by calling the telephone number on the back cover.


OVERNIGHT DELIVERY OF DWS FUND MATERIALS. You may request to receive a paper copy of any DWS fund materials via overnight delivery by calling the telephone number on the back cover. If you request an overnight delivery you will be charged a $20 fee ($25 for Saturday delivery) for each request, which will be paid by redeeming a portion of your shares equal to the amount of the fee. Overnight delivery is not available to a P.O. Box.


THE AUTOMATED INFORMATION LINE is available 24 hours a day by calling DWS at the phone number on the back cover. You can use our automated phone service to get information on DWS funds generally and on accounts held directly at DWS. You can also use this service to request share transactions.



TELEPHONE AND ELECTRONIC TRANSACTIONS. Generally, you are automatically entitled to telephone redemption and exchange privileges, but you may elect not to have them when you open your account or by calling the appropriate phone number on the back cover.


Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personal security information, we are not responsible for any losses that may occur as a result. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.



IF YOU ARE INVESTING IN THE FUND AND HAVE ELECTED THE DWS MONEYPLUS ACCOUNT(SM) FEATURE, you have access to a number of different features and your policies and fees are different in some cases. For example, there is no minimum dollar amount on checks you write, and you can access your account using a VISA (Reg.
TM) Check Card (a debit card). For more information on the DWS MoneyPLUS Account(SM), its cash management features and its policies and fees, call DWS.



CHECKWRITING enables you to sell shares of the fund by writing a check. Your investment keeps earning dividends until your check clears. Please note that we will not accept checks for less than $500. Please note that you should not write checks for more than $5,000,000. Note as well that we can't honor any check larger than your balance at the time the check is presented to us. A $10 service charge will be assessed for checks that are written for less than $500. It is not a good idea to close out an account using a check because the account balance could change between the time you write the check and the time it is processed. Please keep in mind that if you make a purchase by check and that check has not yet cleared, those funds will not be available for immediate redemption.


THE FUND ACCEPTS AUTOMATED CLEARING HOUSE ("ACH") debit entries for accounts that have elected the checkwriting redemption privilege. Upon receipt of an ACH debit entry referencing your account number you authorize us to redeem shares in your account to pay the entry to the third party originating the debit. Your fund account statement will show all ACH debit entries in your account. IN CASE OF ERRORS OR QUESTIONS ABOUT YOUR TRANSACTIONS OR PRE-AUTHORIZED TRANSFERS please contact your financial advisor as soon as possible if you believe your statement reflects an improper charge or if you need more information about an ACH debit entry transaction. Your financial advisor must contact the Shareholder Service Agent within sixty (60) days of the fund sending you the first fund account statement on which an improper charge appears.


THE FUND DOES NOT ISSUE SHARE CERTIFICATES.


WHEN YOU ASK US TO SEND OR RECEIVE A WIRE, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. The fund can only send wires of $1,000 or more and accept wires of $50 or more.


THE FUND ACCEPTS PAYMENT FOR SHARES ONLY IN US DOLLARS by a check drawn on a US bank, a bank or Federal Funds wire transfer or an electronic bank transfer. The fund does not accept third party checks. A third party check is a check made payable to one or more parties and offered



                                       15
PROSPECTUS August 1, 2018                                Investing in the Fund
as payment to one or more other parties (e.g., a check made payable to you that you offer as payment to someone else). Checks should be payable to DWS and drawn by you or a financial institution on your behalf with your name or account number included with the check. If you pay for shares by check and the check fails to clear, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees the fund or its agents have incurred.


SIGNATURE GUARANTEE. When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and have your signature guaranteed. However, if you want money transferred electronically to a bank account that is already on file with us, you don't need a signature guarantee. Also, generally you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.



A signature guarantee is simply a certification of your signature - a valuable safeguard against fraud. DWS accepts Medallion Signature Guarantees, which can be obtained from an eligible guarantor. Eligible guarantor institutions include commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange or any member or participant of an approved signature guarantor program. A notarized document cannot be accepted in lieu of a signature guarantee.


SELLING SHARES OF TRUST ACCOUNTS AND BUSINESS OR ORGANIZATION ACCOUNTS may require additional documentation. Please call DWS (see phone number on the back cover) or contact your financial advisor for more information.



MONEY FROM SHARES YOU SELL is sent out within one business day of the business day that your redemption order is effective except as discussed below. In addition, as described above under "Transaction Processing," requests for redemptions by wire received before the daily cut-off time will normally result in proceeds being sent out by wire on the same day. Redemption proceeds could be delayed when you are selling shares you bought recently by check or ACH (the funds will be placed under a 10 calendar day hold to ensure good funds) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes (e.g., redemption proceeds by wire) may also be delayed or unavailable when you are selling shares recently purchased or in the event of a non-routine closure of the Federal Reserve wire payment system.


Redemptions will generally be in the form of cash and the fund typically expects to satisfy redemption requests by using available cash or by selling portfolio securities if available cash is not sufficient to meet redemptions. The fund may also utilize inter-fund lending, though such use is expected to be rare. The fund may use any of these methods of satisfying redemption requests under normal or stressed market conditions.


The fund reserves the right to suspend or postpone redemptions as permitted pursuant to Section 22(e) of the 1940 Act. Those circumstances are when 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) the SEC determines that trading on the New York Stock Exchange is restricted; 3) the SEC determines that an emergency exists which makes the disposal of securities owned by the fund or the fair determination of the value of the fund's net assets not reasonably practicable; or 4) the SEC, by order or rule, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a non-routine closure of the Federal Reserve wire payment system. For additional rights reserved by the fund, please see "Other Rights We Reserve."


SHORT-TERM TRADING. Since money market funds hold short-term instruments and are intended to provide liquidity to shareholders, the Advisor does not monitor or limit short-term or excessive trading activity in the fund and, accordingly, the Board of the fund has not approved any policies and procedures designed to limit this activity. However, the fund reserves the right to and may reject or cancel a purchase or exchange order into the fund for any reason, including if, in the opinion of the Advisor, there appears to be a pattern of short-term or excessive trading by an investor in another DWS fund.




HOW THE FUND CALCULATES SHARE PRICE


To calculate net asset value, or NAV, the fund uses the following equation:



        TOTAL          TOTAL                 TOTAL NUMBER OF
               -                                               =    NAV
                                       /
  (                               )
       ASSETS       LIABILITIES            SHARES OUTSTANDING

The price at which you buy and sell shares is based on the NAV per share next calculated after the order is received and accepted by the transfer agent.


IN VALUING SECURITIES, we typically use amortized cost to account for any premiums or discounts above or below the face value of any securities the fund buys, and round the per share NAV to the nearest whole cent.


THE FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange (the "Exchange") is open. Normally, the fund calculates its share price once every business day at 5:00 p.m. Eastern time. The close of regular trading on the Exchange is typically 4:00 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading. In the event of scheduled partial day trading or unscheduled suspensions of trading on the Exchange, the calculation of share price shall be as of the close of trading on the Exchange. In such instances, the latest time for receipt of wire purchase transactions entitled to receive same day dividend treatment and for receipt of redemption orders for same day wire transfer of proceeds will be the earlier of: (a) 5:00 p.m. Eastern time or (b) the early closing time of the Exchange.



                                       16
PROSPECTUS August 1, 2018                                Investing in the Fund

The fund may, but is not required to, accept certain types of purchase and redemption orders (not including exchanges) on days that the Exchange is closed, or beyond an Exchange early closing time (referred to as a "Limited Trading Period") if: (a) the Federal Reserve system is open, (b) the primary trading markets for the fund's portfolio instruments are open and (c) the Advisor believes there will be adequate liquidity in the short-term markets. During any such Limited Trading Period, the fund will only accept purchase orders by wire and telephone redemption orders with proceeds to be sent by wire, ACH or check and will not accept orders by any other means. (Automated Telephone Line orders are not permitted.) If redemption proceeds are requested by ACH or check, the transmission of the ACH payment or the mailing of the check, as the case may be, will be delayed by at least one business day in comparison to normal trading periods. Orders submitted by other means will be processed on the next day that the Exchange is open. The calculation of share price will be as set forth in the prospectus for normal trading days. Orders must be submitted by the cut-off times for receipt of wire purchases entitled to that day's dividend and for receipt of telephone redemption orders for same day wire transfer, which will be the earlier of: (a) the times set forth in the prospectus for normal trading days or (b) such earlier times that the fund determines based on the criteria described above. If redemption proceeds are requested by ACH or check, orders must be received prior to the calculation of share price. Please call (877) 237-1131 or visit our Web site at dws.com for additional information about whether the fund will be open for business on a particular day. Information concerning the intention of the fund to be open for a Limited Trading Period will be available at least one business day prior to the applicable day that the Exchange is closed or is closing early in the case of scheduled closings and as soon as practical in the case of unscheduled closings.




OTHER RIGHTS WE RESERVE


You should be aware that we may do any of the following:

o  withdraw or suspend the offering of shares at any time

o withhold a portion of your distributions and redemption proceeds if we have been notified by the Internal Revenue Service that you are subject to backup withholding, if you fail to provide us with the correct taxpayer ID number and certain certifications, including certification that you are not subject to backup withholding, or if you are otherwise subject to withholding

o reject a new account application if you don't provide any required or requested identifying information, or for any other reason


o refuse, cancel, limit or rescind any purchase or exchange order, without prior notice; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the fund's best interests or when the fund is requested or compelled to do so by governmental authority or by applicable law

o close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account; you may recognize a gain or loss on the redemption of your fund shares and you may incur a tax liability

o change, add or withdraw various services, fees and account policies (for example, we may adjust the fund's investment minimums at any time). All orders to purchase shares of the fund are subject to acceptance and are not binding until confirmed or accepted in writing



UNDERSTANDING DISTRIBUTIONS AND TAXES


The fund intends to distribute to its shareholders virtually all of its net earnings. The fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (The fund's earnings are separate from any gains or losses stemming from your own purchase and sale of shares.) The fund may not always pay a dividend or distribution for a given period.


THE FUND'S INCOME DIVIDENDS ARE DECLARED DAILY AND PAID MONTHLY TO SHAREHOLDERS. The fund may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declarations. The fund may make additional distributions for tax purposes, if necessary.


Dividends declared and payable to shareholders of record in the last quarter of a given calendar year are treated for federal income tax purposes as if they were received by shareholders and paid by the fund on December 31 of that year, if such dividends are actually paid in January of the following year.


YOU CAN CHOOSE HOW TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, by wire, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a



                                       17
PROSPECTUS August 1, 2018                                Investing in the Fund
preference, your dividends and distributions will all be reinvested. You will receive any unpaid dividends upon redeeming your entire account, unless you elect to receive unpaid dividends on the next monthly dividend payment date.

Dividends and distributions are treated the same for federal income tax purposes whether you receive them in cash or reinvest them in additional shares.


Because the fund seeks to maintain a stable share price, you are unlikely to have capital gains or losses when you sell fund shares.


However, there can be no assurance that the fund will be able to maintain a stable share price. If the fund is not able to maintain a stable share price or your basis in your fund shares differs from the amount received for the shares when the shares are sold, the sale may result in a taxable gain or loss for federal income tax purposes. Unless you elect the simplified NAV method of accounting (discussed below), you will generally recognize gain or loss equal to the difference between the amount realized on the sale and your basis in your shares that were sold. In general, any gain or loss realized upon a taxable disposition of shares will be treated for federal income tax purposes as long-term capital gain or loss if the shares have been held for more than twelve months. Otherwise, the gain or loss on the taxable disposition of shares of the fund will generally be treated for federal income tax purposes as short-term capital gain or loss. Corporations are taxed at the same rates on ordinary income and capital gains.



Capital losses may be subject to limitations on their use by a shareholder. For federal income tax purposes, an exchange is treated the same as a sale.



If you elect to adopt the simplified NAV method of accounting, rather than computing gain or loss on every taxable disposition of fund shares as described above, you would recognize gain or loss based on the aggregate value of your fund shares during the computation period. Your gain or loss would generally equal (i) the aggregate fair market value of your shares in the fund at the end of the computation period, (ii) minus the aggregate fair market value of your shares at the end of the prior computation period, (iii) minus your "net investment" in the fund for the computation period. Your net investment is the aggregate cost of fund shares purchased during the computation period (including reinvested dividends) minus the aggregate amount received in taxable redemptions of fund shares during the same period. The computation period may be your taxable year or a shorter period, as long as all computation periods contain days from only one taxable year and every day during the taxable year falls within one and only one computation period. Any capital gain or loss realized under the NAV method will be a short-term capital gain or loss. Please consult your own tax advisor to determine if the NAV method is appropriate for your individual circumstances.


For federal income tax purposes, distributions of net investment income are taxable as ordinary income. The fund does not expect to make distributions that are eligible for taxation as long-term capital gains or as qualified dividend income.


For most shareholders, a portion of the dividends from the fund is generally exempt from state and local income taxes. However, a portion of the fund's dividends may be taxable as ordinary income if it came from investments in taxable securities, tax-exempt market discount bonds, or as the result of short or long-term capital gains.


YOUR FUND WILL SEND YOU DETAILED FEDERAL INCOME TAX INFORMATION EARLY EACH YEAR. These statements tell you the amount and the federal income tax classification of any dividends or distributions you received.


A 3.8% Medicare contribution tax is imposed on the "net investment income" of individuals, estates and trusts to the extent their income exceeds certain threshold amounts. For this purpose, net investment income generally includes dividends that are taxable for federal income tax purposes and net gains recognized on the sale, redemption or exchange of fund shares.


If the fund's distributions exceed its current and accumulated earnings and profits, the excess will be treated for federal income tax purposes as a return of capital to the extent of your basis in your shares and thereafter as a capital gain. A return of capital distribution reduces the basis of your shares. As a result, even though the fund seeks to maintain a stable share price, you may recognize a capital gain when you sell your shares if you have received a return of capital distribution.


Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investment, including any state and local tax consequences.


The above discussion summarizes certain federal income tax consequences for shareholders who are US persons. If you are a non-US person, please consult your own tax advisor with respect to the US and foreign tax consequences to you of an investment in the fund. For more information, see "Taxes" in the Statement of Additional Information.


                                       18
PROSPECTUS August 1, 2018                                Investing in the Fund

[GRAPHIC APPEARS HERE]





Financial Highlights



The financial highlights are designed to help you understand recent financial performance. The figures in the first part of the tables are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's annual report (see "Shareholder reports" on the back cover).



DWS GOVERNMENT & AGENCY SECURITIES PORTFOLIO - DWS GOVERNMENT & AGENCY MONEY
FUND





                                                                       YEARS ENDED APRIL 30,
                                                     2018        2017         2016          2015          2014
                                                  ----------  ----------  ------------  ------------  ------------
SELECTED PER SHARE DATA
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  1.00     $ 1.00       $ 1.00        $ 1.00        $ 1.00
------------------------------------------------   -------     ------       ------        ------        ------
Income (loss) from investment operations:
  Net investment income                                .010       .003         .000*         .000*         .000*
------------------------------------------------   --------    -------      -------       -------       -------
  Net realized gain (loss)                            .000*       .000*      ( .000)*        .000*       ( .000)*
------------------------------------------------   --------    -------      -------       -------       -------
  TOTAL FROM INVESTMENT OPERATIONS                    .010        .003         .000*         .000*         .000*
------------------------------------------------   --------    -------      -------       -------       -------
Less distributions from:
  Net investment income                             ( .010)     ( .003)      ( .000)*      ( .000)*      ( .000)*
------------------------------------------------   --------    -------      -------       -------       -------
NET ASSET VALUE, END OF PERIOD                     $ 1.00      $ 1.00       $ 1.00        $ 1.00        $ 1.00
------------------------------------------------   --------    -------      -------       -------       -------
Total Return (%)(a)                                  1.03         .31          .05           .01           .01
------------------------------------------------   --------    -------      -------       -------       -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                 132         145           84            84            94
------------------------------------------------   --------    -------      -------       -------       -------
Ratio of expenses before expense reductions (%)       .30         .30          .28           .27           .27
-------------------------------------------------  --------    -------      -------       -------       -------
Ratio of expenses after expense reductions (%)        .19         .19          .18           .08           .08
-------------------------------------------------  --------    -------      -------       -------       -------
Ratio of net investment income (%)                   1.01         .33          .05           .01           .01
-------------------------------------------------  --------    -------      -------       -------       -------



a Total return would have been lower had certain expenses not been reduced.

* Amount is less than $.0005.

                                       19
PROSPECTUS August 1, 2018                                 Financial Highlights

[GRAPHIC APPEARS HERE]





Appendix



HYPOTHETICAL EXPENSE SUMMARY

Using the annual fund operating expense ratios presented in the fee tables in the fund prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the fund held for the next 10 years and the impact of such fees and expenses on fund returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the fund may be higher or lower than 5% and, for money market funds, is typically less than 5%. The tables also assume that all dividends and distributions are reinvested. The annual fund expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the fund that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.


The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the fund's prospectus to consider the investment objective, risks, expenses and charges of the fund prior to investing.



DWS GOVERNMENT & AGENCY SECURITIES PORTFOLIO - DWS GOVERNMENT & AGENCY MONEY
FUND




            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.30%         4.70%       $ 10,470.00     $  30.71
 ---         -----          ----         -----        -----------     --------
   2         10.25%         0.30%         9.62%       $ 10,962.09     $  32.15
 ---         -----          ----         -----        -----------     --------
   3         15.76%         0.30%        14.77%       $ 11,477.31     $  33.66
 ---         -----          ----         -----        -----------     --------
   4         21.55%         0.30%        20.17%       $ 12,016.74     $  35.24
 ---         -----          ----         -----        -----------     --------
   5         27.63%         0.30%        25.82%       $ 12,581.53     $  36.90
 ---         -----          ----         -----        -----------     --------
   6         34.01%         0.30%        31.73%       $ 13,172.86     $  38.63
 ---         -----          ----         -----        -----------     --------
   7         40.71%         0.30%        37.92%       $ 13,791.98     $  40.45
 ---         -----          ----         -----        -----------     --------
   8         47.75%         0.30%        44.40%       $ 14,440.21     $  42.35
 ---         -----          ----         -----        -----------     --------
   9         55.13%         0.30%        51.19%       $ 15,118.90     $  44.34
 ---         -----          ----         -----        -----------     --------
 10          62.89%         0.30%        58.29%       $ 15,829.49     $  46.42
 ---         -----          ----         -----        -----------     --------
TOTAL                                                                 $ 380.85
---                                                                   --------


                                       20
PROSPECTUS August 1, 2018                                             Appendix

TO GET MORE INFORMATION

SHAREHOLDER REPORTS. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected fund performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI). This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).



For a free copy of any of these documents or to request other information about the fund, contact DWS at the phone number or address listed below. SAIs and shareholder reports are also available through the DWS web site at dws.com. These documents and other information about the fund are available from the EDGAR Database on the SEC's Internet site at sec.gov. If you like, you may obtain copies of this information, after paying a duplicating fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below.



You can also review and copy these documents and other information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 551-8090.


In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial advisor or call the number provided.


CONTACT INFORMATION



DWS               PO Box 219151
                  Kansas City, MO
                  64121-9151
                  dws.com
                  (800) 728-3337
SEC               Public Reference Section
                  Washington, D.C. 20549-1520
                  SEC.GOV
DISTRIBUTOR       DWS Distributors, Inc.
                  222 South Riverside Plaza
                  Chicago, IL 60606-5808
                  (800) 621-1148
SEC FILE NUMBER   Cash Account Trust
                  DWS Government & Agency Securities
                  Portfolio
                  811-05970



                                                                      [DWS Logo]






(08/01/18) DGAMF-1

                                                                      [DWS Logo]



Prospectus

August 1, 2018







DWS Government & Agency Securities Portfolio
(formerly Deutsche Government & Agency Securities Portfolio)
                                                         DWS GOVERNMENT CASH
                                                         INSTITUTIONAL SHARES
                                                         (formerly DEUTSCHE GOVERNMENT CASH
CLASS/TICKER                                             INSTITUTIONAL SHARES)               DBBXX



As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

[GRAPHIC APPEARS HERE]



Table of Contents






DWS GOVERNMENT & AGENCY
SECURITIES PORTFOLIO
Investment Objective...............................  1
Fees and Expenses of the Fund......................  1
Principal Investment Strategy......................  1
Main Risks.........................................  2
Past Performance...................................  3
Management.........................................  3
Purchase and Sale of Fund Shares...................  3
Tax Information....................................  4
Payments to Broker-Dealers and
Other Financial Intermediaries.....................  4
FUND DETAILS
Additional Information About Fund Strategies and
Risks..............................................  5
Other Policies.....................................  7
Who Manages and Oversees the Fund..................  8
Management.........................................  9
INVESTING IN THE FUND
Buying and Selling Shares.......................... 10
How to Buy Shares.................................. 10
How to Sell Shares................................. 11
Financial Intermediary Support Payments............ 11
Policies You Should Know About..................... 12
Policies About Transactions........................ 12
How the Fund Calculates Share Price................ 15
Other Rights We Reserve............................ 15
Understanding Distributions and Taxes.............. 16
FINANCIAL HIGHLIGHTS............................... 18
APPENDIX........................................... 19
Hypothetical Expense Summary....................... 19


-------------------------------------------------------------------------------
YOUR INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, ENTITY OR PERSON.
-------------------------------------------------------------------------------

                                                                      [DWS Logo]






DWS Government & Agency Securities Portfolio

(formerly Deutsche Government & Agency Securities Portfolio)





INVESTMENT OBJECTIVE



The fund seeks to provide maximum current income consistent with stability of capital.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares.


SHAREHOLDER FEES


(paid directly from your investment)   None
-------------------------------------- -----

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


Management fee                                              0.05
-------------------------------------------------------     ----
Distribution/service (12b-1) fees                          None
-------------------------------------------------------    -----
Other expenses                                              0.15
-------------------------------------------------------    -----
TOTAL ANNUAL FUND OPERATING EXPENSES                        0.20
-------------------------------------------------------    -----
Fee waiver/expense reimbursement                            0.02
-------------------------------------------------------    -----
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER/
EXPENSE REIMBURSEMENT                                       0.18
-------------------------------------------------------    -----


The Advisor has contractually agreed through July 31, 2019 to waive its fees and/or reimburse certain operating expenses of the DWS Government Cash Institutional Shares of the DWS Government & Agency Securities Portfolio to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at a ratio no higher than 0.18%. The agreement may only be terminated with the consent of the fund's Board.



EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



       1 YEAR    3 YEARS    5 YEARS   10 YEARS
     --------  ---------  ---------  ---------
        $18       $62        $111       $253
---     ---       ---        ----       ----

PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund is a money market fund that is managed in accordance with federal regulations which govern the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest.


The fund operates as a "government money market fund," as such term is defined under federal regulations. As a government money market fund, the fund is required to invest at least 99.5% of its total assets at the time of investment in cash, US government securities, and/or repurchase agreements that are collateralized by these instruments.


The fund follows policies designed to maintain a stable $1.00 share price.


The fund pursues its objective by investing exclusively in the following types of investments:

o US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities.

o Repurchase agreements backed by these instruments. In a repurchase agreement, the fund buys securities at one price with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

The fund may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates).


MANAGEMENT PROCESS. Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and



                                       1
PROSPECTUS August 1, 2018         DWS Government & Agency Securities Portfolio
weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.


MAIN RISKS


There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.


MONEY MARKET FUND RISK. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Advisor has no legal obligation to provide financial support to the fund, and you should not expect that the Advisor will provide financial support to the fund at any time.



INTEREST RATE RISK. Rising interest rates could cause the value of the fund's investments - and therefore its share price as well - to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund's ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.



If there is an insufficient supply of US government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the fund.


SECURITY SELECTION RISK. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market funds and could result in a decline in share price.


REPURCHASE AGREEMENT RISK. If the party that sells the securities to the fund defaults on its obligation to repurchase them at the agreed-upon time and price, the fund could lose money.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


CREDIT RISK. The fund's performance could be hurt and the fund's share price could fall below $1.00 if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation.


Some securities issued by US government agencies or instrumentalities are backed by the full faith and credit of the US government. Other securities that are supported only by the credit of the issuing agency or instrumentality are subject to greater credit risk than securities backed by the full faith and credit of the US government. This is because the US government might provide financial support, but has no obligation to do so, if there is a potential or actual loss of principal or failure to make interest payments.


Because of the rising US government debt burden, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. Such a credit event may also adversely impact the financial markets and the fund.


LIQUIDITY AND TRANSACTION RISK. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there are no willing buyers and an instrument cannot be readily sold at a desired time or price, the fund may have to accept a lower price or may not be able to sell the instrument at all. If dealer capacity in debt instruments is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the debt markets. Additionally, market participants other than the fund may attempt to sell debt holdings at the same time as the fund, which could cause downward pricing pressure and contribute to illiquidity. An inability to sell one or more portfolio securities can adversely affect the fund's ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities.


Unusual market conditions, an unusually high volume of redemption requests or other similar conditions could cause the fund to be unable to pay redemption proceeds within a short period of time. If the fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the fund's ability to maintain a $1.00 share price.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected



                                       2
PROSPECTUS August 1, 2018         DWS Government & Agency Securities Portfolio

(extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


RISKS OF HOLDING CASH. The fund will at times hold cash positions, which may hurt the fund's performance. Cash positions may also subject the fund to additional risks and costs, including any fees imposed by the fund's custodian for large cash balances.



MARKET RISK. The market value of the securities in which the fund invests may be impacted by the prospects of individual issuers, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.


OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.



PAST PERFORMANCE



How a fund's returns vary from year to year can give an idea of its risk. Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. The 7-DAY YIELD, which is often referred to as the "current yield," is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. For more recent performance figures and the current yield, go to liquidity.dws.com/global/index.jsp (the Web site does not form a part of this prospectus) or call the telephone number included in this prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (DWS Government Cash Institutional Shares)


Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]









  2008      2009      2010      2011      2012      2013      2014      2015      2016      2017
  2.41      0.31      0.06      0.05      0.03      0.03      0.03      0.04      0.30      0.79







                   RETURNS   PERIOD ENDING
 BEST QUARTER     0.90%      March 31, 2008
 WORST QUARTER    0.01%      March 31, 2014
 YEAR-TO-DATE     0.74%      June 30, 2018


AVERAGE ANNUAL TOTAL RETURNS

(For periods ended 12/31/2017 expressed as a %) (DWS Government Cash Institutional Shares)




           CLASS          1          5         10
       INCEPTION       YEAR      YEARS      YEARS
     -----------  ---------  ---------  ---------
     2/16/2007        0.79       0.24       0.40
---  ---------        ----       ----       ----


Total returns would have been lower if operating expenses had not been reduced.


For more recent performance information, contact the financial services firm from which you obtained this prospectus.



MANAGEMENT


INVESTMENT ADVISOR


DWS Investment Management Americas, Inc.




PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT

The minimum initial investment is $1,000,000, and there is no minimum additional investment.



The minimum investment requirement may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with DWS Distributors, Inc. on behalf of the fund and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and for investments made in an Individual Retirement Account. The investment minimum may also be waived for certain other individuals such as trustees and officers of Cash Account Trust.



TO PLACE ORDERS


The fund is available directly through DWS or through a financial advisor, such as a broker or financial institution. You should contact a representative of your financial advisor for instructions on how to buy or sell fund shares.





MAIL           New Accounts             DWS
                                        Attn: Institutional Trading Desk
                                        PO Box 219151
                                        Kansas City, MO 64121-9151
               Additional Investments   DWS
                                        Attn: Institutional Trading Desk
                                        PO Box 219151
                                        Kansas City, MO 64121-9151
               Exchanges and            DWS
               Redemptions              Attn: Institutional Trading Desk
                                        PO Box 219151
                                        Kansas City, MO 64121-9151
EXPEDITED MAIL                          DWS
                                        210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                liquidity.dws.com/global/index.jsp
TELEPHONE                               (800) 730-1313, M - F 8 a.m. - 6 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 7 p.m. ET




                                       3
PROSPECTUS August 1, 2018         DWS Government & Agency Securities Portfolio

The fund is generally open on days when the New York Stock Exchange is open for regular trading. Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our Web site, by mail, or by telephone; however you may have to elect certain privileges on your initial account application. If you are working with a financial advisor, contact your financial advisor for assistance with buying or selling fund shares.



The fund is used as a cash management vehicle for the cash collateral received in connection with the securities lending program of the DWS family of funds. As a cash management vehicle for investment of cash collateral, the fund may be subject to greater shareholder concentrations and experience large purchases and redemptions over a relatively short time period. Fund management considers these and other factors in constructing the fund's portfolio.




TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. Any withdrawals you make from such tax-advantaged investment plans, however, may be taxable to you.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund, the Advisor, and/or the Advisor's affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.


                                       4
PROSPECTUS August 1, 2018         DWS Government & Agency Securities Portfolio

[GRAPHIC APPEARS HERE]





Fund Details



ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS



INVESTMENT OBJECTIVE


The fund seeks to provide maximum current income consistent with stability of capital.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund is a money market fund that is managed in accordance with federal regulations which govern the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. The fund follows policies designed to seek to maintain a stable $1.00 share price:

o Fund securities are denominated in US dollars and, at the time of purchase, have remaining maturities of 397 days (about 13 months) or less, or have certain maturity shortening features (such as interest rate resets and demand features) that have the effect of reducing their maturities to 397 days or less.

o The fund maintains a dollar-weighted average maturity of (i) 60 days or less and (ii) 120 days or less determined without regard to interest rate resets.

o  The fund maintains certain minimum liquidity standards such that:

   - the fund may not purchase a security other than a security offering daily liquidity if, immediately after purchase, the fund would have invested less than 10% of its total assets in securities offering daily liquidity (includes securities that mature or are subject to demand within one business day, cash or direct US government obligations);
   - the fund may not purchase a security other than a security offering weekly liquidity if, immediately after purchase, the fund would have invested less than 30% of its total assets in securities offering weekly liquidity (includes securities that mature or are subject to demand within five business days, cash, direct US government obligations and government agency discount notes with remaining maturities of 60 days or less); and

   - the fund may not purchase an illiquid security if, immediately after purchase, the fund would have invested more than 5% of its total assets in illiquid securities (securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the market value ascribed to them by the fund).
The fund operates as a "government money market fund," as such term is defined under federal regulations. As a government money market fund, the fund is required to invest at least 99.5% of its total assets at the time of investment in cash, US government securities, and/or repurchase agreements that are collateralized by these instruments.


The fund pursues its objective by investing exclusively in the following types of investments:

o US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities.

o Repurchase agreements backed by these instruments. In a repurchase agreement, the fund buys securities at one price with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

The fund may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates).


MANAGEMENT PROCESS. Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.


Portfolio management may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.



MAIN RISKS


There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.



                                       5
PROSPECTUS August 1, 2018                                         Fund Details

MONEY MARKET FUND RISK. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Advisor has no legal obligation to provide financial support to the fund, and you should not expect that the Advisor will provide financial support to the fund at any time.



INTEREST RATE RISK. Rising interest rates could cause the value of the fund's investments - and therefore its share price as well - to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund's ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.



If there is an insufficient supply of US government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the fund.


SECURITY SELECTION RISK. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market funds and could result in a decline in share price.


REPURCHASE AGREEMENT RISK. If the party that sells the securities to the fund defaults on its obligation to repurchase them at the agreed-upon time and price, the fund could lose money.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


CREDIT RISK. The fund's performance could be hurt and the fund's share price could fall below $1.00 if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation.


Some securities issued by US government agencies or instrumentalities are backed by the full faith and credit of the US government. Other securities that are supported only by the credit of the issuing agency or instrumentality are subject to greater credit risk than securities backed by the full faith and credit of the US government. This is because the US government might provide financial support, but has no obligation to do so, if there is a potential or actual loss of principal or failure to make interest payments.


Because of the rising US government debt burden, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. Such a credit event may also adversely impact the financial markets and the fund.


LIQUIDITY AND TRANSACTION RISK. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there are no willing buyers and an instrument cannot be readily sold at a desired time or price, the fund may have to accept a lower price or may not be able to sell the instrument at all. If dealer capacity in debt instruments is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the debt markets. Additionally, market participants other than the fund may attempt to sell debt holdings at the same time as the fund, which could cause downward pricing pressure and contribute to illiquidity. An inability to sell one or more portfolio securities can adversely affect the fund's ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities.


Unusual market conditions, an unusually high volume of redemption requests or other similar conditions could cause the fund to be unable to pay redemption proceeds within a short period of time. If the fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the fund's ability to maintain a $1.00 share price.


Certain shareholders, including clients or affiliates of the Advisor, may from time to time own or control a significant percentage of the fund's shares. These shareholders may include, for example, institutional investors and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders, or a high volume of redemption requests generally, may further increase the fund's liquidity risk and may impact the fund's ability to maintain a $1.00 share price.



The fund is used as a cash management vehicle for the cash collateral received in connection with the securities lending program of the DWS family of funds. Generally, when an investor participates in a securities lending program as a lender, they enter into a securities lending authorization agreement with a lending agent. Under such agreement, the lending agent is authorized to invest the




                                       6
PROSPECTUS August 1, 2018                                         Fund Details
cash collateral securing loans of securities of each investor in a variety of instruments, including the fund. Investment in the fund by such lending agents will be subject to the terms of their agreements with those investors. As a cash management vehicle for investment of cash collateral, the fund may be subject to greater shareholder concentrations and experience large purchases and redemptions over a relatively short time period. Fund management considers these and other factors in constructing the fund's portfolio.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.



RISKS OF HOLDING CASH. The fund will at times hold cash positions, which may hurt the fund's performance. Cash positions may also subject the fund to additional risks and costs, including any fees imposed by the fund's custodian for large cash balances.



MARKET RISK. The market value of the securities in which the fund invests may be impacted by the prospects of individual issuers, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.


OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.


Cyber-attacks may include unauthorized attempts by third parties to improperly access, modify, disrupt the operations of, or prevent access to the systems of the fund's service providers or counterparties, issuers of securities held by the fund or other market participants or data within them. In addition, power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.



Cyber-attacks, disruptions, or failures may adversely affect the fund and its shareholders or cause reputational damage and subject the fund to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value, and impede trading). In addition, cyber-attacks, disruptions, or failures involving a fund counterparty could affect such counterparty's ability to meet its obligations to the fund, which may result in losses to the fund and its shareholders. Similar types of operational and technology risks are also present for issuers of securities held by the fund, which could have material adverse consequences for such issuers, and may cause the fund's investments to lose value. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments.



While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund, or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will address the possibility of and fallout from cyber-attacks, disruptions, or failures. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund, or other market participants.



OTHER POLICIES


While the previous pages describe the main points of the fund's strategy and risks, there are a few other matters to know about:

o Although major changes tend to be infrequent, the fund's Board could change the fund's investment objective without shareholder approval. The Board will provide shareholders with at least 60 days' notice prior to making any changes to the fund's policy of investing exclusively in US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities and repurchase agreements backed by these instruments.



                                       7
PROSPECTUS August 1, 2018                                         Fund Details

o While the fund currently does not intend to impose a liquidity fee or redemption gate in connection with the implementation of federal regulations relating to money market funds that went into effect on October 14, 2016, the fund may elect to do so in the future.



o From time to time, the fund may have a concentration of shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the fund.



o Your fund assets may be at risk of being transferred to the appropriate state if you fail to maintain a valid address and/or if certain activity does not occur in your account within the time specified by state law. Contact your financial advisor or the transfer agent for additional information.



FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in the fund. If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).


Keep in mind that there is no assurance that the fund will achieve its objective.



A schedule of the fund's portfolio holdings, including information required by applicable regulations, is posted once each month on liquidity.dws.com/global/index.jsp (the Web site does not form a part of this prospectus). Portfolio holdings as of each month-end are posted to the Web site within five business days of the date of the applicable portfolio holdings information. More frequent posting of portfolio holdings information may be made from time to time on liquidity.dws.com/global/index.jsp. The posted portfolio holdings information is available by fund and generally remains accessible for a period of not less than six months. The fund also may post on the Web site, on the same or a more frequent basis, various depictions of portfolio characteristics such as the allocation of the portfolio across various security types, market sectors and sub-sectors and maturities, liquidity and risk characteristics of the portfolio. The fund's Statement of Additional Information includes a description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings.




WHO MANAGES AND OVERSEES THE FUND


THE INVESTMENT ADVISOR


DWS Investment Management Americas, Inc. ("DIMA" or the "Advisor"), with headquarters at 345 Park Avenue, New York, NY 10154, is the investment advisor for the fund. Under the oversight of the Board, the Advisor makes investment decisions, buys and sells securities for the fund and conducts research that leads to these purchase and sale decisions. Deutsche Bank AG reorganized its asset management division, Deutsche Asset Management, into a separate financial services firm, DWS Group GmbH & Co. KGaA ("DWS Group"). DWS Group is now a separate, publicly-listed financial services firm that is an indirect, majority-owned subsidiary of Deutsche Bank AG. The Advisor is an indirect, wholly-owned subsidiary of DWS Group. The Advisor and its predecessors have more than 90 years of experience managing mutual funds and provide a full range of global investment advisory services to institutional and retail clients.


DWS represents the asset management activities conducted by DWS Group or any of its subsidiaries, including DIMA, other affiliated investment advisors and DWS Distributors, Inc. ("DDI" or the "Distributor"). DWS is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.



MANAGEMENT FEE. The Advisor receives a management fee from the fund. Below is the actual rate paid by the fund for the most recent fiscal year, as a percentage of the fund's average daily net assets.




FUND NAME                        FEE PAID
------------------------  ---------------
DWS Government & Agency
Securities Portfolio            0.02%(*)
------------------------        ----


* Reflecting the effect of expense limitations and/or fee waivers then in effect.

The management fee for the fund is computed based on the combined average daily net assets of DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio, each a series of Cash Account Trust, and is allocated to the fund based upon the fund's relative net assets.

The Advisor has contractually agreed to reduce its management fee such that after allocation of the fee to each series of Cash Account Trust, the amount payable by Cash Account Trust - DWS Government & Agency Securities Portfolio will be limited to 0.05% of the average daily net assets of Cash Account Trust
- DWS Government & Agency Securities Portfolio.


The Advisor has contractually agreed through July 31, 2019 to waive its fees and/or reimburse certain operating expenses of the DWS Government Cash Institutional Shares of the DWS Government & Agency Securities Portfolio to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at a ratio no higher than 0.18%. The agreement may only be terminated with the consent of the fund's Board.




                                       8
PROSPECTUS August 1, 2018                                         Fund Details

From time to time, the Advisor may voluntarily waive a portion of its fees and/or reimburse certain operating expenses of the fund. These voluntary waivers and/or reimbursements may be terminated at any time at the option of the Advisor.


A discussion regarding the basis for the Board's approval of the fund's investment management agreement is contained in the most recent shareholder report for the annual period ended April 30 or semi-annual period ended October 31 (see "Shareholder reports" on the back cover).


Under a separate administrative services agreement between the fund and the Advisor, the fund pays the Advisor a fee of 0.10% of the fund's average daily net assets for providing most of the fund's administrative services. The administrative services fee discussed above is included in the fees and expenses table under "Other expenses."


MULTI-MANAGER STRUCTURE. The Advisor, subject to the approval of the Board, has ultimate responsibility to oversee any subadvisor to the fund and to recommend the hiring, termination and replacement of subadvisors. The fund and the Advisor have received an order from the SEC that permits the Advisor to appoint or replace certain subadvisors, to manage all or a portion of the fund's assets and enter into, amend or terminate a subadvisory agreement with certain subadvisors, in each case subject to the approval of the fund's Board but without obtaining shareholder approval ("multi-manager structure"). The multi-

manager structure applies to subadvisors that are not affiliated with the fund or the Advisor ("nonaffiliated subadvisors"), as well as subadvisors that are indirect or direct, wholly-owned subsidiaries of the Advisor or that are indirect or direct, wholly-owned subsidiaries of the same company that, indirectly or directly, wholly owns the Advisor ("wholly-owned subadvisors"). Pursuant to the SEC order, the Advisor, with the approval of the fund's Board, has the discretion to terminate any subadvisor and allocate and reallocate the fund's assets among any other nonaffiliated subadvisors or wholly-owned subadvisors (including terminating a nonaffiliated subadvisor and replacing it with a wholly-owned subadvisor). The fund and the Advisor are subject to the conditions imposed by the SEC order, including the condition that within 90 days of hiring a new subadvisor pursuant to the multi-manager structure, the fund will provide shareholders with an information statement containing information about the new subadvisor. The shareholders of the fund have approved the multi-manager structure described herein.




MANAGEMENT


A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.


                                       9
PROSPECTUS August 1, 2018                                         Fund Details

[GRAPHIC APPEARS HERE]





Investing in the Fund



The following pages describe the main policies associated with buying and selling shares of the fund. There is also information on dividends and taxes and other matters that may affect you as the shareholder.



If you're investing directly with DWS, all of this information applies to you. If you're investing through a "third party provider" - for example, a workplace retirement plan, financial supermarket or financial advisor - your provider may have its own policies or instructions and you should follow those.



You can find out more about the topics covered here by speaking with your financial advisor or a representative of your workplace retirement plan or other investment provider. For an analysis of the fees associated with an investment in the fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx (this Web site does not form a part of this prospectus).




     BUYING AND SELLING SHARES

TO CONTACT DWS


BY PHONE


(800) 730-1313


BY MAIL



TYPE               ADDRESS
-----------------  ---------------------------------
EXPEDITED MAIL
  All Requests     DWS
-----------------  210 West 10th Street
                   Kansas City, MO 64105-1614
                   ---------------------------------
REGULAR MAIL
  New Accounts     DWS
                   Attn: Institutional Trading Desk
                   P.O. Box 219151
                   Kansas City, MO 64121-9151
  Additional       DWS
  Investments      Attn: Institutional Trading Desk
                   P.O. Box 219151
                   Kansas City, MO 64121-9151
  Exchanges and    DWS
  Redemptions      Attn: Institutional Trading Desk
                   P.O. Box 219151
                   Kansas City, MO 64121-9151





     HOW TO BUY SHARES

MINIMUM INITIAL INVESTMENT

The minimum initial investment is $1,000,000, and there is no minimum additional investment.



The minimum investment requirement may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with DWS Distributors, Inc. on behalf of the fund and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and for investments made in an Individual Retirement Account. The investment minimum may also be waived for certain other individuals such as trustees and officers of Cash Account Trust.



THROUGH A FINANCIAL ADVISOR

Contact your financial advisor to obtain a new account application or for instructions about how to set up a new account. Your financial advisor can also assist with making additional investments into an existing account.


BY MAIL OR EXPEDITED MAIL


To establish an account, simply complete the appropriate application and mail it to the address provided on the form. With your application, include your check made payable to "DWS" for the required initial minimum investment.


Once your account is established, to make additional investments, send a check made payable to "DWS" and an investment slip to the appropriate address. If you do not have an investment slip, include a letter with your name, account number, the full fund name and share class, and your investment instructions. If your check fails to clear, the fund has the right to cancel your order, hold you liable or charge you or your account for any losses or fees the fund or its agents have incurred.



OTHER WAYS TO BUY SHARES


The following privileges must be established on your account before an investment request is made. This can either be done by completing the applicable section(s) on the new account application or by contacting a customer service representative for instructions.




                                       10
PROSPECTUS August 1, 2018                                Investing in the Fund

ON THE INTERNET (FOR ADDITIONAL INVESTMENTS ONLY). Register at liquidity.dws.com/global/index.jsp to set up on-line access to your account(s) or log in to the Web site if you have previously registered. Follow the instructions on the Web site to request a purchase with money from the bank account you have established on your DWS fund account(s).



BY WIRE (FOR ADDITIONAL INVESTMENTS ONLY). You may buy shares by wire only if your account is authorized to do so. Please note that you or your financial advisor must call us in advance of a wire transfer purchase. After you inform us of the amount of your purchase, you will receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below.


WIRE DETAILS



Bank name        State Street Bank Boston
---------------  --------------------------------
Routing Number   011000028
---------------- ---------
Attention        DWS
---------------- ---------
DDA Number       9902-8102
---------------- ---------
FBO              (Account name) (Account number)
---------------- --------------------------------
Credit           (Fund name, Fund number and, if
---------------- applicable, class name)
                 --------------------------------


Refer to your account statement for the account name and number. Wire transfers normally take two or more hours to complete. Wire transfers may be restricted on holidays and at certain other times.


     HOW TO SELL SHARES
THROUGH A FINANCIAL ADVISOR

In addition to what is detailed below, your financial advisor can assist you with selling shares. Please contact your financial advisor using the method that is most convenient for you.


BY PHONE


Call DWS using the telephone number on the back cover and a customer service representative will complete your request. You may request a check for the redemption amount sent to the address on the account.



BY MAIL OR EXPEDITED MAIL

Write a letter that includes the following information: the name(s) of all owners and address as they appear on your account, the fund name, share class, and account number from which you want to sell shares, the dollar amount or number of shares you wish to sell, and a daytime telephone number if we have questions. All owners should sign the letter and it should be mailed to the appropriate address.



Some redemptions can only be ordered in writing with a signature guarantee. For more information, please contact DWS.



OTHER WAYS TO SELL SHARES


The following privileges must be established on your account before a redemption request is made. This can either be done by completing the applicable section(s) on the new account application when you establish your account or by contacting a customer service representative for instructions. Depending on the method you choose to request these redemptions, different transaction maximums may apply.


ON THE INTERNET. Register at liquidity.dws.com/global/

index.jsp to set up on-line access to your account(s) or log in to the Web site if you have previously registered. Follow the instructions on the Web site to request a redemption from your account using the desired method from your available options.


BY WIRE. You may sell shares by wire only if your account is authorized to do so. You will be paid for redeemed shares by wire transfer of funds to your financial advisor or bank upon receipt of a duly authorized redemption request. For your protection, you may not change the destination bank account over the phone.


BY WRITING A CHECK. You may sell shares of the fund by writing a check drawn from your account (see "Policies About Transactions" for applicable minimum and maximum amounts). Your investment will keep earning dividends until your check clears. A $10 service charge will be assessed for checks that are written for less than $1,000. It is not a good idea to close out your account using a check because your account balance could change between the time you write the check and the time it is processed. You should also keep in mind that if you make a purchase by check and that check has not yet cleared your bank account, that purchase amount will not be available for immediate redemption.



FINANCIAL INTERMEDIARY SUPPORT PAYMENTS


The Advisor, the Distributor and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to the fund, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of fund shares or the retention and/or servicing of fund investors and fund shares ("revenue sharing"). Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of the fund, any recordkeeping/sub-transfer agency/networking fees payable by the fund (generally through the Distributor or an affiliate) and/or the Distributor or Advisor to certain financial advisors for performing such services and any sales charges, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the Financial Industry Regulatory Authority or other concessions described in the fee table



                                       11
PROSPECTUS August 1, 2018                                Investing in the Fund
or elsewhere in this prospectus or the Statement of Additional Information as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may, using their legitimate profits, compensate financial advisors for providing the fund with "shelf space" or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the fund on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and obtaining other forms of marketing support. In addition, revenue sharing payments may consist of the Distributor's and/or its affiliates' payment or reimbursement of ticket charges that would otherwise be assessed by a financial advisor on an investor's fund transactions.


The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the fund attributable to the financial advisor, the particular fund or fund type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.



The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS fund shares or the retention and/or servicing of investors to financial advisors in amounts that generally range from 0.01% up to 0.52% of assets of the fund serviced and maintained by the financial advisor, 0.05% to 0.25% of sales of the fund attributable to the financial advisor, a flat fee of up to $143,750, or any combination thereof. These amounts are annual figures typically paid on a quarterly basis and are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation may influence your financial advisor's recommendation of the fund or of any particular share class of the fund. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of the fund. Additional information regarding these revenue sharing payments is included in the fund's Statement of Additional Information, which is available to you on request at no charge (see the back cover of this prospectus for more information on how to request a copy of the Statement of Additional Information).


The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to retirement plans that obtain recordkeeping services from ADP, Inc. or to 403(b) plans that obtain recordkeeping services from Ascensus, Inc. on the DWS-branded retirement plan platform (the "Platform"). The level of revenue sharing payments is based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.


It is likely that broker-dealers that execute portfolio transactions for the fund will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the fund. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.




POLICIES YOU SHOULD KNOW ABOUT


Along with the information on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on distributions and taxes, applies to all investors, including those investing through a financial advisor.


If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are separate from those described in this prospectus. Please note that a financial advisor or other intermediary may charge fees separate from those charged by the fund and may be compensated by the fund.


Keep in mind that the information in this prospectus applies only to the shares offered herein. Other share classes are described in separate prospectuses and have different fees, requirements and services.



POLICIES ABOUT TRANSACTIONS


In accordance with requirements under anti-money laundering regulations, we may request additional information and/or documents to verify your identity. This information includes, but is not limited to, your name, address, date of birth and other identifying documentation. If after reasonable effort we are unable to obtain this information to verify your identity, in accordance with federal regulations,



                                       12
PROSPECTUS August 1, 2018                                Investing in the Fund
within the time frames established by the fund, we will provide you with written notification and we may reject your application and order.

The fund will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in "good order." The specific requirements for good order depend on the type of account and transaction and the method of purchase. Contact the transfer agent if you have any questions. After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the share price next calculated.


In the exercise of its sole discretion, the fund at any time may, without prior notice, refuse, cancel, limit or rescind any purchase; cancel or rescind any purchase order placed through a financial intermediary no later than the business day after the order is received by the financial intermediary; freeze account activity; and/or involuntarily redeem and close an existing account. Specifically, the fund reserves the right to involuntarily redeem an account
(i) in case of actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or
(ii) if the account owner fails to provide legally required information, including information and/or documentation related to identity verification, to the fund. The fund is not required to provide justification to a potential or existing shareholder for taking any such action. Please be advised that if the fund involuntarily redeems and closes your account, under tax laws, you may be required to recognize a gain or a loss or otherwise incur tax consequences.


With certain limited exceptions, only US residents may invest in the fund.


Because orders placed through a financial advisor must be forwarded to the transfer agent, you'll need to allow extra time for your order to be processed. Your financial advisor should be able to tell you approximately when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.


TRANSACTION PROCESSING. Except as provided below, purchase, redemption and exchange orders must be received in good order by 4:00 p.m. Eastern time (or prior to the close of the fund, if the New York Stock Exchange closes early on such date) on a business day on which the fund is open in order to be effective on that day; otherwise such orders will be effective on the next business day. However, on a normal business day that the fund calculates its share price at 5:00 p.m. Eastern time as provided below, purchase orders with payment sent by wire and redemption orders with proceeds to be sent by wire, ACH or by check that are communicated by telephone (but not by the Automated Information Line) and are received in good order by 5:00 p.m. Eastern time on a business day will be effective on that business day.


Orders for the purchase of shares by wire transfer will normally be effective at the share price next computed after receipt of the wire transfer of the amount to be invested. If a wire transfer purchase order is received in good order before 5:00 p.m. Eastern time, it will normally receive the dividend for that day.


Shareholders known to the fund may notify the transfer agent in advance of their wire transfer purchase by calling the transfer agent prior to the 5:00 p.m. Eastern time cut-off time and providing the amount of the order. Shareholders will receive a confirmation number for the trade. If the fund receives the wire transfer before the close of the Federal Funds wire system, the trade will be entitled to that day's dividend. If the fund does not receive the wire transfer by the close of the Federal Funds wire system, the trade may not receive the dividend for that day and, depending upon the circumstances, the trade may receive the dividend for the following business day or may be canceled or rejected and, in any case, shareholders may be charged for any losses or fees that result, which may be paid by deductions from their account or otherwise. The fund's Distributor may refuse to allow any shareholder to trade with the fund in this manner and may require that the wire transfer of purchase proceeds be received before the trade is considered in good order.


Investments by check will be effective on the business day following receipt and will earn dividends the following business day.


Please contact your financial advisor for wire instructions and purchase orders.


Orders processed through dealers or other financial services firms via Fund/SERV will be effected at the share price calculated on the trade day (normally the date the order is received). Purchases processed via Fund/SERV will begin earning dividends on the day the fund receives the payment (typically the next business day). For redemptions processed via Fund/SERV, you generally will receive dividends accrued up to, but not including, the business day that payment for your shares is made.


When selling shares, shareholders generally receive dividends up to, but not including, the business day following the day on which the shares were sold. To sell shares, you must state whether you would like to receive the proceeds by wire or check.


In order to receive proceeds by wire, contact the transfer agent before 5:00 p.m. Eastern time. After you inform the transfer agent of the amount of your redemption, you will receive a trade confirmation number. If the fund receives a sell request before 5:00 p.m. Eastern time and the request calls for proceeds to be sent out by wire, the proceeds will normally be wired on the same day. However, the shares sold will not earn that day's dividend.


As noted below, proceeds of a redemption may be delayed. The ability to receive "same day" wire redemption proceeds can be affected by a variety of



                                       13
PROSPECTUS August 1, 2018                                Investing in the Fund
circumstances including the time that the request is made, the level of redemption requests and purchase orders and general market conditions. A request for a same day wire redemption that is received earlier in the day will be given priority over a request received later in the day in the event that it is necessary to limit the amount of same day wire redemptions.

SUB-MINIMUM BALANCES. The portfolio may close your account and send you the proceeds if your balance falls below $1,000,000; we will give you 60 days' notice so you can either increase your balance or close your account (this policy doesn't apply to most retirement accounts).


EXPEDITED REDEMPTIONS. Expedited Redemption Service allows you to have proceeds from your sales of fund shares wired directly to a bank account. To use this service, you'll need to designate the bank account in advance. Please follow the instructions on your application.


CHECKWRITING enables you to sell shares of the fund by writing a check. Your investment keeps earning dividends until your check clears. Please note that we will not accept checks for less than $1,000. Please note that you should not write checks for more than $5,000,000. Note as well that we can't honor any check larger than your balance at the time the check is presented to us. A $10 service charge will be assessed for checks that are written for less than $1,000. It is not a good idea to close out an account using a check because the account balance could change between the time you write the check and the time it is processed. Please keep in mind that if you make a purchase by check and that check has not yet cleared, those funds will not be available for immediate redemption.


THE FUND ACCEPTS AUTOMATED CLEARING HOUSE ("ACH") debit entries for accounts that have elected the checkwriting redemption privilege. Upon receipt of an ACH debit entry referencing your account number you authorize us to redeem shares in your account to pay the entry to the third party originating the debit. Your fund account statement will show all ACH debit entries in your account. IN CASE OF ERRORS OR QUESTIONS ABOUT YOUR TRANSACTIONS OR PRE-AUTHORIZED TRANSFERS please contact your financial advisor as soon as possible if you believe your statement reflects an improper charge or if you need more information about an ACH debit entry transaction. Your financial advisor must contact the Shareholder Service Agent within sixty (60) days of the fund sending you the first fund account statement on which an improper charge appears.


THE FUND DOES NOT ISSUE SHARE CERTIFICATES.



THE FUND ACCEPTS PAYMENT FOR SHARES ONLY IN US DOLLARS by a check drawn on a US bank, a bank or Federal Funds wire transfer or an electronic bank transfer. The fund does not accept third party checks. A third party check is a check made payable to one or more parties and offered as payment to one or more other parties (e.g., a check made payable to you that you offer as payment to someone else). Checks should be payable to DWS and drawn by you or a financial institution on your behalf with your name or account number included with the check. If you pay for shares by check and the check fails to clear, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees the fund or its agents have incurred.



SIGNATURE GUARANTEE. When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and have your signature guaranteed. However, if you want money transferred electronically to a bank account that is already on file with us, you don't need a signature guarantee. Also, generally you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.



A signature guarantee is simply a certification of your signature - a valuable safeguard against fraud. DWS accepts Medallion Signature Guarantees, which can be obtained from an eligible guarantor. Eligible guarantor institutions include commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange or any member or participant of an approved signature guarantor program. A notarized document cannot be accepted in lieu of a signature guarantee.



MONEY FROM SHARES YOU SELL is sent out within one business day of the business day that your redemption order is effective except as discussed below. In addition, as described above under "Transaction Processing," requests for redemptions by wire received before the daily cut-off time will normally result in proceeds being sent out by wire on the same day. Redemption proceeds could be delayed when you are selling shares you bought recently by check or ACH (the funds will be placed under a 10 calendar day hold to ensure good funds) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes (e.g., redemption proceeds by wire) may also be delayed or unavailable when you are selling shares recently purchased or in the event of a non-routine closure of the Federal Reserve wire payment system.


Redemptions will generally be in the form of cash and the fund typically expects to satisfy redemption requests by using available cash or by selling portfolio securities if available cash is not sufficient to meet redemptions. The fund may also utilize inter-fund lending, though such use is expected to be rare. The fund may use any of these methods of satisfying redemption requests under normal or stressed market conditions.


The fund reserves the right to suspend or postpone redemptions as permitted pursuant to Section 22(e) of the 1940 Act. Those circumstances are when 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) the SEC determines that trading on the New York Stock Exchange is restricted; 3) the SEC determines that an emergency exists which makes the



                                       14
PROSPECTUS August 1, 2018                                Investing in the Fund
disposal of securities owned by the fund or the fair determination of the value of the fund's net assets not reasonably practicable; or 4) the SEC, by order or rule, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a non-routine closure of the Federal Reserve wire payment system. For additional rights reserved by the fund, please see "Other Rights We Reserve."

SHORT-TERM TRADING. Since money market funds hold short-term instruments and are intended to provide liquidity to shareholders, the Advisor does not monitor or limit short-term or excessive trading activity in the fund and, accordingly, the Board of the fund has not approved any policies and procedures designed to limit this activity. However, the fund reserves the right to and may reject or cancel a purchase or exchange order into the fund for any reason, including if, in the opinion of the Advisor, there appears to be a pattern of short-term or excessive trading by an investor in another DWS fund.




HOW THE FUND CALCULATES SHARE PRICE


To calculate net asset value, or NAV, the fund uses the following equation:



        TOTAL          TOTAL                 TOTAL NUMBER OF
               -                                               =    NAV
                                       /
  (                               )
       ASSETS       LIABILITIES            SHARES OUTSTANDING

The price at which you buy and sell shares is based on the NAV per share next calculated after the order is received and accepted by the transfer agent.


IN VALUING SECURITIES, we typically use amortized cost to account for any premiums or discounts above or below the face value of any securities the fund buys, and round the per share NAV to the nearest whole cent.


THE FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange (the "Exchange") is open. Normally, the fund calculates its share price once every business day at 5:00 p.m. Eastern time. The close of regular trading on the Exchange is typically 4:00 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading. In the event of scheduled partial day trading or unscheduled suspensions of trading on the Exchange, the calculation of share price shall be as of the close of trading on the Exchange. In such instances, the latest time for receipt of wire purchase transactions entitled to receive same day dividend treatment and for receipt of redemption orders for same day wire transfer of proceeds will be the earlier of: (a) 5:00 p.m. Eastern time or (b) the early closing time of the Exchange.



The fund may, but is not required to, accept certain types of purchase and redemption orders (not including exchanges) on days that the Exchange is closed, or beyond an Exchange early closing time (referred to as a "Limited Trading Period") if: (a) the Federal Reserve system is open, (b) the primary trading markets for the fund's portfolio instruments are open and (c) the Advisor believes there will be adequate liquidity in the short-term markets. During any such Limited Trading Period, the fund will only accept purchase orders by wire with advance telephone notification and telephone redemption orders with proceeds to be sent by wire, ACH or check and will not accept orders by any other means. (Automated Telephone Line orders are not permitted.) If redemption proceeds are requested by ACH or check, the transmission of the ACH payment or the mailing of the check, as the case may be, will be delayed by at least one business day in comparison to normal trading periods. Orders submitted by other means will be processed on the next day that the Exchange is open. The calculation of share price will be as set forth in the prospectus for normal trading days. Orders must be submitted by the cut-off times for receipt of wire purchases entitled to that day's dividend and for receipt of telephone redemption orders for same day wire transfer, which will be the earlier of: (a) the times set forth in the prospectus for normal trading days or (b) such earlier times that the fund determines based on the criteria described above. If redemption proceeds are requested by ACH or check, orders must be received prior to the calculation of share price. Please call (877) 237-1131 or visit our Web site at liquidity.dws.com/global/index.jsp for additional information about whether the fund will be open for business on a particular day. Information concerning the intention of the fund to be open for a Limited Trading Period will be available at least one business day prior to the applicable day that the Exchange is closed or is closing early in the case of scheduled closings and as soon as practical in the case of unscheduled closings.




OTHER RIGHTS WE RESERVE


You should be aware that we may do any of the following:

o  withdraw or suspend the offering of shares at any time

o withhold a portion of your distributions and redemption proceeds if we have been notified by the Internal Revenue Service that you are subject to backup withholding, if you fail to provide us with the correct taxpayer ID number and certain certifications, including certification that you are not subject to backup withholding, or if you are otherwise subject to withholding

o reject a new account application if you don't provide any required or requested identifying information, or for any other reason

o refuse, cancel, limit or rescind any purchase order, without prior notice; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the fund's best interests or when the fund is requested or compelled to do so by governmental authority or by applicable law



                                       15
PROSPECTUS August 1, 2018                                Investing in the Fund

o close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account; you may recognize a gain or loss on the redemption of your fund shares and you may incur a tax liability

o change, add or withdraw various services, fees and account policies (for example, we may adjust the fund's investment minimums at any time). All orders to purchase shares of the fund are subject to acceptance and are not binding until confirmed or accepted in writing



UNDERSTANDING DISTRIBUTIONS AND TAXES


The fund intends to distribute to its shareholders virtually all of its net earnings. The fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (The fund's earnings are separate from any gains or losses stemming from your own purchase and sale of shares.) The fund may not always pay a dividend or distribution for a given period.


THE FUND'S INCOME DIVIDENDS ARE DECLARED DAILY AND PAID MONTHLY TO SHAREHOLDERS. The fund may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declarations. The fund may make additional distributions for tax purposes, if necessary.


Dividends declared and payable to shareholders of record in the last quarter of a given calendar year are treated for federal income tax purposes as if they were received by shareholders and paid by the fund on December 31 of that year, if such dividends are actually paid in January of the following year.


YOU CAN CHOOSE HOW TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, by wire, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. You will receive any unpaid dividends upon redeeming your entire account, unless you elect to receive unpaid dividends on the next monthly dividend payment date.


Dividends and distributions are treated the same for federal income tax purposes whether you receive them in cash or reinvest them in additional shares.


Because the fund seeks to maintain a stable share price, you are unlikely to have capital gains or losses when you sell fund shares.


However, there can be no assurance that the fund will be able to maintain a stable share price. If the fund is not able to maintain a stable share price or your basis in your fund shares differs from the amount received for the shares when the shares are sold, the sale may result in a taxable gain or loss for federal income tax purposes. Unless you elect the simplified NAV method of accounting (discussed below), you will generally recognize gain or loss equal to the difference between the amount realized on the sale and your basis in your shares that were sold. In general, any gain or loss realized upon a taxable disposition of shares will be treated for federal income tax purposes as long-term capital gain or loss if the shares have been held for more than twelve months. Otherwise, the gain or loss on the taxable disposition of shares of the fund will generally be treated for federal income tax purposes as short-term capital gain or loss. Corporations are taxed at the same rates on ordinary income and capital gains.



Capital losses may be subject to limitations on their use by a shareholder. For federal income tax purposes, an exchange is treated the same as a sale.



If you elect to adopt the simplified NAV method of accounting, rather than computing gain or loss on every taxable disposition of fund shares as described above, you would recognize gain or loss based on the aggregate value of your fund shares during the computation period. Your gain or loss would generally equal (i) the aggregate fair market value of your shares in the fund at the end of the computation period, (ii) minus the aggregate fair market value of your shares at the end of the prior computation period, (iii) minus your "net investment" in the fund for the computation period. Your net investment is the aggregate cost of fund shares purchased during the computation period (including reinvested dividends) minus the aggregate amount received in taxable redemptions of fund shares during the same period. The computation period may be your taxable year or a shorter period, as long as all computation periods contain days from only one taxable year and every day during the taxable year falls within one and only one computation period. Any capital gain or loss realized under the NAV method will be a short-term capital gain or loss. Please consult your own tax advisor to determine if the NAV method is appropriate for your individual circumstances.


For federal income tax purposes, distributions of net investment income are taxable as ordinary income. The fund does not expect to make distributions that are eligible for taxation as long-term capital gains or as qualified dividend income.


For most shareholders, a portion of the dividends from the fund is generally exempt from state and local income taxes. However, a portion of the fund's dividends may be taxable as ordinary income if it came from investments in taxable securities, tax-exempt market discount bonds, or as the result of short or long-term capital gains.



                                       16
PROSPECTUS August 1, 2018                                Investing in the Fund

YOUR FUND WILL SEND YOU DETAILED FEDERAL INCOME TAX INFORMATION EARLY EACH YEAR. These statements tell you the amount and the federal income tax classification of any dividends or distributions you received.


A 3.8% Medicare contribution tax is imposed on the "net investment income" of individuals, estates and trusts to the extent their income exceeds certain threshold amounts. For this purpose, net investment income generally includes dividends that are taxable for federal income tax purposes and net gains recognized on the sale, redemption or exchange of fund shares.


If the fund's distributions exceed its current and accumulated earnings and profits, the excess will be treated for federal income tax purposes as a return of capital to the extent of your basis in your shares and thereafter as a capital gain. A return of capital distribution reduces the basis of your shares. As a result, even though the fund seeks to maintain a stable share price, you may recognize a capital gain when you sell your shares if you have received a return of capital distribution.


Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investment, including any state and local tax consequences.


The above discussion summarizes certain federal income tax consequences for shareholders who are US persons. If you are a non-US person, please consult your own tax advisor with respect to the US and foreign tax consequences to you of an investment in the fund. For more information, see "Taxes" in the Statement of Additional Information.


                                       17
PROSPECTUS August 1, 2018                                Investing in the Fund

[GRAPHIC APPEARS HERE]





Financial Highlights



The financial highlights are designed to help you understand recent financial performance. The figures in the first part of the tables are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's annual report (see "Shareholder reports" on the back cover).



DWS GOVERNMENT & AGENCY SECURITIES PORTFOLIO - DWS GOVERNMENT CASH INSTITUTIONAL SHARES





                                                                       YEARS ENDED APRIL 30,
                                                     2018        2017         2016          2015          2014
                                                  ----------  ----------  ------------  ------------  ------------
SELECTED PER SHARE DATA
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  1.00     $ 1.00       $  1.00       $ 1.00        $ 1.00
------------------------------------------------   -------     ------       -------       ------        ------
Income (loss) from investment operations:
  Net investment income                                .011       .004          .001         .000*         .000*
------------------------------------------------   --------    -------      --------      -------       -------
  Net realized gain (loss)                            .000*       .000*      ( .000)*        .000*       ( .000)*
------------------------------------------------   --------    -------      --------      -------       -------
  TOTAL FROM INVESTMENT OPERATIONS                    .011        .004          .001         .000*         .000*
------------------------------------------------   --------    -------      --------      -------       -------
Less distributions from:
  Net investment income                             ( .011)     ( .004)      ( .001)       ( .000)*      ( .000)*
------------------------------------------------   --------    -------      --------      -------       -------
NET ASSET VALUE, END OF PERIOD                     $ 1.00      $ 1.00       $  1.00       $ 1.00        $ 1.00
------------------------------------------------   --------    -------      --------      -------       -------
Total Return (%)(a)                                  1.07         .39           .12          .03           .03
------------------------------------------------   --------    -------      --------      -------       -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)               4,350       4,236        3,430         3,333         3,005
------------------------------------------------   --------    -------      --------      -------       -------
Ratio of expenses before expense reductions (%)       .20         .20           .20          .20           .20
-------------------------------------------------  --------    -------      --------      -------       -------
Ratio of expenses after expense reductions (%)        .14         .11           .11          .06           .06
-------------------------------------------------  --------    -------      --------      -------       -------
Ratio of net investment income (%)                   1.07         .39           .12          .03           .03
-------------------------------------------------  --------    -------      --------      -------       -------



a Total return would have been lower had certain expenses not been reduced.

* Amount is less than $.0005.

                                       18
PROSPECTUS August 1, 2018                                 Financial Highlights

[GRAPHIC APPEARS HERE]





Appendix



HYPOTHETICAL EXPENSE SUMMARY

Using the annual fund operating expense ratios presented in the fee tables in the fund prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the fund held for the next 10 years and the impact of such fees and expenses on fund returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the fund may be higher or lower than 5% and, for money market funds, is typically less than 5%. The tables also assume that all dividends and distributions are reinvested. The annual fund expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the fund that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.


The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the fund's prospectus to consider the investment objective, risks, expenses and charges of the fund prior to investing.



DWS GOVERNMENT & AGENCY SECURITIES PORTFOLIO - DWS GOVERNMENT CASH INSTITUTIONAL SHARES




            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.18%         4.82%       $ 10,482.00     $  18.43
 ---         -----          ----         -----        -----------     --------
   2         10.25%         0.20%         9.85%       $ 10,985.14     $  21.47
 ---         -----          ----         -----        -----------     --------
   3         15.76%         0.20%        15.12%       $ 11,512.42     $  22.50
 ---         -----          ----         -----        -----------     --------
   4         21.55%         0.20%        20.65%       $ 12,065.02     $  23.58
 ---         -----          ----         -----        -----------     --------
   5         27.63%         0.20%        26.44%       $ 12,644.14     $  24.71
 ---         -----          ----         -----        -----------     --------
   6         34.01%         0.20%        32.51%       $ 13,251.06     $  25.90
 ---         -----          ----         -----        -----------     --------
   7         40.71%         0.20%        38.87%       $ 13,887.11     $  27.14
 ---         -----          ----         -----        -----------     --------
   8         47.75%         0.20%        45.54%       $ 14,553.69     $  28.44
 ---         -----          ----         -----        -----------     --------
   9         55.13%         0.20%        52.52%       $ 15,252.27     $  29.81
 ---         -----          ----         -----        -----------     --------
 10          62.89%         0.20%        59.84%       $ 15,984.38     $  31.24
 ---         -----          ----         -----        -----------     --------
TOTAL                                                                 $ 253.22
---                                                                   --------


                                       19
PROSPECTUS August 1, 2018                                             Appendix

TO GET MORE INFORMATION

SHAREHOLDER REPORTS. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected fund performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI). This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).



For a free copy of any of these documents or to request other information about the fund, contact DWS at the phone number or address listed below. SAIs and shareholder reports are also available through the DWS web site at liquidity.dws.com/global/index.jsp. These documents and other information about the fund are available from the EDGAR Database on the SEC's Internet site at sec.gov. If you like, you may obtain copies of this information, after paying a duplicating fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below.



You can also review and copy these documents and other information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 551-8090.


In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial advisor or call the number provided.


CONTACT INFORMATION



DWS               PO Box 219151
                  Kansas City, MO
                  64121-9151
                  liquidity.dws.com/global/index.jsp
                  (800) 730-1313
SEC               Public Reference Section
                  Washington, D.C. 20549-1520
                  SEC.GOV
DISTRIBUTOR       DWS Distributors, Inc.
                  222 South Riverside Plaza
                  Chicago, IL 60606-5808
                  (800) 621-1148
SEC FILE NUMBER   Cash Account Trust
                  DWS Government & Agency Securities
                  Portfolio
                  811-05970



                                                                      [DWS Logo]






(08/01/18) DGCF-1-IN

                                                                      [DWS Logo]



Prospectus

August 1, 2018







DWS Government & Agency Securities Portfolio
(formerly Deutsche Government & Agency Securities Portfolio)
CLASS/TICKER                                             GOVERNMENT CASH MANAGED SHARES   DCMXX



As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

[GRAPHIC APPEARS HERE]



Table of Contents






DWS GOVERNMENT & AGENCY
SECURITIES PORTFOLIO
Investment Objective...............................  1
Fees and Expenses of the Fund......................  1
Principal Investment Strategy......................  1
Main Risks.........................................  1
Past Performance...................................  3
Management.........................................  3
Purchase and Sale of Fund Shares...................  3
Tax Information....................................  4
Payments to Broker-Dealers and
Other Financial Intermediaries.....................  4
FUND DETAILS
Additional Information About Fund Strategies and
Risks..............................................  5
Other Policies.....................................  7
Who Manages and Oversees the Fund..................  8
Management.........................................  9
INVESTING IN THE FUND
Buying and Selling Shares.......................... 10
How to Buy Shares.................................. 10
How to Sell Shares................................. 11
Financial Intermediary Support Payments............ 11
Policies You Should Know About..................... 12
Policies About Transactions........................ 13
How the Fund Calculates Share Price................ 15
Other Rights We Reserve............................ 16
Understanding Distributions and Taxes.............. 16
FINANCIAL HIGHLIGHTS............................... 18
APPENDIX........................................... 19
Hypothetical Expense Summary....................... 19

-------------------------------------------------------------------------------
YOUR INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, ENTITY OR PERSON.
-------------------------------------------------------------------------------

                                                                      [DWS Logo]






DWS Government & Agency Securities Portfolio

(formerly Deutsche Government & Agency Securities Portfolio)




INVESTMENT OBJECTIVE


The fund seeks to provide maximum current income consistent with stability of capital.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares.


SHAREHOLDER FEES


(paid directly from your investment)   None
-------------------------------------- -----

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)



Management fee                            0.05
-------------------------------------     ----
Distribution/service (12b-1) fees         0.15
-------------------------------------     ----
Other expenses                            0.20
-------------------------------------     ----
TOTAL ANNUAL FUND OPERATING EXPENSES      0.40
-------------------------------------     ----


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




       1 YEAR    3 YEARS    5 YEARS   10 YEARS
     --------  ---------  ---------  ---------
        $41       $128       $224       $505
---     ---       ----       ----       ----


PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund is a money market fund that is managed in accordance with federal regulations which govern the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest.


The fund operates as a "government money market fund," as such term is defined under federal regulations. As a government money market fund, the fund is required to invest at least 99.5% of its total assets at the time of investment in cash, US government securities, and/or repurchase agreements that are collateralized by these instruments.


The fund follows policies designed to maintain a stable $1.00 share price.


The fund pursues its objective by investing exclusively in the following types of investments:

o US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities.

o Repurchase agreements backed by these instruments. In a repurchase agreement, the fund buys securities at one price with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

The fund may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates).


MANAGEMENT PROCESS. Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.



MAIN RISKS


There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.



                                       1
PROSPECTUS August 1, 2018         DWS Government & Agency Securities Portfolio

MONEY MARKET FUND RISK. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Advisor has no legal obligation to provide financial support to the fund, and you should not expect that the Advisor will provide financial support to the fund at any time.



INTEREST RATE RISK. Rising interest rates could cause the value of the fund's investments - and therefore its share price as well - to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund's ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.



If there is an insufficient supply of US government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the fund.


SECURITY SELECTION RISK. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market funds and could result in a decline in share price.


REPURCHASE AGREEMENT RISK. If the party that sells the securities to the fund defaults on its obligation to repurchase them at the agreed-upon time and price, the fund could lose money.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


CREDIT RISK. The fund's performance could be hurt and the fund's share price could fall below $1.00 if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation.


Some securities issued by US government agencies or instrumentalities are backed by the full faith and credit of the US government. Other securities that are supported only by the credit of the issuing agency or instrumentality are subject to greater credit risk than securities backed by the full faith and credit of the US government. This is because the US government might provide financial support, but has no obligation to do so, if there is a potential or actual loss of principal or failure to make interest payments.


Because of the rising US government debt burden, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. Such a credit event may also adversely impact the financial markets and the fund.


LIQUIDITY AND TRANSACTION RISK. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there are no willing buyers and an instrument cannot be readily sold at a desired time or price, the fund may have to accept a lower price or may not be able to sell the instrument at all. If dealer capacity in debt instruments is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the debt markets. Additionally, market participants other than the fund may attempt to sell debt holdings at the same time as the fund, which could cause downward pricing pressure and contribute to illiquidity. An inability to sell one or more portfolio securities can adversely affect the fund's ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities.


Unusual market conditions, an unusually high volume of redemption requests or other similar conditions could cause the fund to be unable to pay redemption proceeds within a short period of time. If the fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the fund's ability to maintain a $1.00 share price.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.



                                       2
PROSPECTUS August 1, 2018         DWS Government & Agency Securities Portfolio

RISKS OF HOLDING CASH. The fund will at times hold cash positions, which may hurt the fund's performance. Cash positions may also subject the fund to additional risks and costs, including any fees imposed by the fund's custodian for large cash balances.



MARKET RISK. The market value of the securities in which the fund invests may be impacted by the prospects of individual issuers, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.


OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.



PAST PERFORMANCE



How a fund's returns vary from year to year can give an idea of its risk. Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. The 7-DAY YIELD, which is often referred to as the "current yield," is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. For more recent performance figures and the current yield, go to liquidity.dws.com/global/index.jsp (the Web site does not form a part of this prospectus) or call the telephone number included in this prospectus.



CALENDAR YEAR TOTAL RETURNS (%) (Government Cash Managed Shares)

Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]










  2008      2009      2010      2011      2012      2013      2014      2015      2016      2017
  2.19      0.14      0.01      0.01      0.01      0.01      0.01      0.01      0.05      0.60







                   RETURNS   PERIOD ENDING
 BEST QUARTER     0.84%      March 31, 2008
 WORST QUARTER    0.00%      March 31, 2013
 YEAR-TO-DATE     0.64%      June 30, 2018


AVERAGE ANNUAL TOTAL RETURNS

(For periods ended 12/31/2017 expressed as a %) (Government Cash Managed
Shares)




           CLASS          1          5         10
       INCEPTION       YEAR      YEARS      YEARS
     -----------  ---------  ---------  ---------
     2/16/2007        0.60       0.14       0.30
---  ---------        ----       ----       ----


Total returns would have been lower if operating expenses had not been reduced.


For more recent performance information, contact the financial services firm from which you obtained this prospectus.



MANAGEMENT


INVESTMENT ADVISOR


DWS Investment Management Americas, Inc.




PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT

The minimum initial investment is $100,000. The minimum additional investment is $1,000, $100 for IRAs and the minimum additional investment with an automatic investment plan is $50.



The minimum investment requirement may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with DWS Distributors, Inc. on behalf of the fund and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and for investments made in an Individual Retirement Account. The investment minimum may also be waived for certain other individuals such as trustees and officers of Cash Account Trust.



TO PLACE ORDERS

The fund is available only through a financial advisor, such as a broker or financial institution. You should contact a representative of your financial advisor for instructions on how to buy or sell fund shares.



                                       3
PROSPECTUS August 1, 2018         DWS Government & Agency Securities Portfolio

MAIL           New Accounts             DWS
                                        Attn: Institutional Trading Desk
                                        PO Box 219151
                                        Kansas City, MO 64121-9151
               Additional Investments   DWS
                                        Attn: Institutional Trading Desk
                                        PO Box 219151
                                        Kansas City, MO 64121-9151
               Exchanges and            DWS
               Redemptions              Attn: Institutional Trading Desk
                                        PO Box 219151
                                        Kansas City, MO 64121-9151
EXPEDITED MAIL                          DWS
                                        210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                liquidity.dws.com/global/index.jsp
TELEPHONE                               (800) 730-1313, M - F 8 a.m. - 6 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 7 p.m. ET



The fund is generally open on days when the New York Stock Exchange is open for regular trading. Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our Web site, by mail, or by telephone; however you may have to elect certain privileges on your initial account application. If you are working with a financial advisor, contact your financial advisor for assistance with buying or selling fund shares.



The fund is used as a cash management vehicle for the cash collateral received in connection with the securities lending program of the DWS family of funds. As a cash management vehicle for investment of cash collateral, the fund may be subject to greater shareholder concentrations and experience large purchases and redemptions over a relatively short time period. Fund management considers these and other factors in constructing the fund's portfolio.




TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. Any withdrawals you make from such tax-advantaged investment plans, however, may be taxable to you.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund, the Advisor, and/or the Advisor's affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.


                                       4
PROSPECTUS August 1, 2018         DWS Government & Agency Securities Portfolio

[GRAPHIC APPEARS HERE]





Fund Details



ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS



INVESTMENT OBJECTIVE


The fund seeks to provide maximum current income consistent with stability of capital.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund is a money market fund that is managed in accordance with federal regulations which govern the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. The fund follows policies designed to seek to maintain a stable $1.00 share price:

o Fund securities are denominated in US dollars and, at the time of purchase, have remaining maturities of 397 days (about 13 months) or less, or have certain maturity shortening features (such as interest rate resets and demand features) that have the effect of reducing their maturities to 397 days or less.

o The fund maintains a dollar-weighted average maturity of (i) 60 days or less and (ii) 120 days or less determined without regard to interest rate resets.

o  The fund maintains certain minimum liquidity standards such that:

   - the fund may not purchase a security other than a security offering daily liquidity if, immediately after purchase, the fund would have invested less than 10% of its total assets in securities offering daily liquidity (includes securities that mature or are subject to demand within one business day, cash or direct US government obligations);
   - the fund may not purchase a security other than a security offering weekly liquidity if, immediately after purchase, the fund would have invested less than 30% of its total assets in securities offering weekly liquidity (includes securities that mature or are subject to demand within five business days, cash, direct US government obligations and government agency discount notes with remaining maturities of 60 days or less); and

   - the fund may not purchase an illiquid security if, immediately after purchase, the fund would have invested more than 5% of its total assets in illiquid securities (securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the market value ascribed to them by the fund).
The fund operates as a "government money market fund," as such term is defined under federal regulations. As a government money market fund, the fund is required to invest at least 99.5% of its total assets at the time of investment in cash, US government securities, and/or repurchase agreements that are collateralized by these instruments.


The fund pursues its objective by investing exclusively in the following types of investments:

o US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities.

o Repurchase agreements backed by these instruments. In a repurchase agreement, the fund buys securities at one price with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

The fund may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates).


MANAGEMENT PROCESS. Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.


Portfolio management may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.



MAIN RISKS


There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.



                                       5
PROSPECTUS August 1, 2018                                         Fund Details

MONEY MARKET FUND RISK. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Advisor has no legal obligation to provide financial support to the fund, and you should not expect that the Advisor will provide financial support to the fund at any time.



INTEREST RATE RISK. Rising interest rates could cause the value of the fund's investments - and therefore its share price as well - to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund's ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.



If there is an insufficient supply of US government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the fund.


SECURITY SELECTION RISK. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market funds and could result in a decline in share price.


REPURCHASE AGREEMENT RISK. If the party that sells the securities to the fund defaults on its obligation to repurchase them at the agreed-upon time and price, the fund could lose money.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


CREDIT RISK. The fund's performance could be hurt and the fund's share price could fall below $1.00 if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation.


Some securities issued by US government agencies or instrumentalities are backed by the full faith and credit of the US government. Other securities that are supported only by the credit of the issuing agency or instrumentality are subject to greater credit risk than securities backed by the full faith and credit of the US government. This is because the US government might provide financial support, but has no obligation to do so, if there is a potential or actual loss of principal or failure to make interest payments.


Because of the rising US government debt burden, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. Such a credit event may also adversely impact the financial markets and the fund.


LIQUIDITY AND TRANSACTION RISK. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there are no willing buyers and an instrument cannot be readily sold at a desired time or price, the fund may have to accept a lower price or may not be able to sell the instrument at all. If dealer capacity in debt instruments is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the debt markets. Additionally, market participants other than the fund may attempt to sell debt holdings at the same time as the fund, which could cause downward pricing pressure and contribute to illiquidity. An inability to sell one or more portfolio securities can adversely affect the fund's ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities.


Unusual market conditions, an unusually high volume of redemption requests or other similar conditions could cause the fund to be unable to pay redemption proceeds within a short period of time. If the fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the fund's ability to maintain a $1.00 share price.


Certain shareholders, including clients or affiliates of the Advisor, may from time to time own or control a significant percentage of the fund's shares. These shareholders may include, for example, institutional investors and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders, or a high volume of redemption requests generally, may further increase the fund's liquidity risk and may impact the fund's ability to maintain a $1.00 share price.



The fund is used as a cash management vehicle for the cash collateral received in connection with the securities lending program of the DWS family of funds. Generally, when an investor participates in a securities lending program as a lender, they enter into a securities lending authorization agreement with a lending agent. Under such agreement, the lending agent is authorized to invest the




                                       6
PROSPECTUS August 1, 2018                                         Fund Details
cash collateral securing loans of securities of each investor in a variety of instruments, including the fund. Investment in the fund by such lending agents will be subject to the terms of their agreements with those investors. As a cash management vehicle for investment of cash collateral, the fund may be subject to greater shareholder concentrations and experience large purchases and redemptions over a relatively short time period. Fund management considers these and other factors in constructing the fund's portfolio.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.



RISKS OF HOLDING CASH. The fund will at times hold cash positions, which may hurt the fund's performance. Cash positions may also subject the fund to additional risks and costs, including any fees imposed by the fund's custodian for large cash balances.



MARKET RISK. The market value of the securities in which the fund invests may be impacted by the prospects of individual issuers, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.


OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.


Cyber-attacks may include unauthorized attempts by third parties to improperly access, modify, disrupt the operations of, or prevent access to the systems of the fund's service providers or counterparties, issuers of securities held by the fund or other market participants or data within them. In addition, power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.



Cyber-attacks, disruptions, or failures may adversely affect the fund and its shareholders or cause reputational damage and subject the fund to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value, and impede trading). In addition, cyber-attacks, disruptions, or failures involving a fund counterparty could affect such counterparty's ability to meet its obligations to the fund, which may result in losses to the fund and its shareholders. Similar types of operational and technology risks are also present for issuers of securities held by the fund, which could have material adverse consequences for such issuers, and may cause the fund's investments to lose value. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments.



While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund, or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will address the possibility of and fallout from cyber-attacks, disruptions, or failures. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund, or other market participants.



OTHER POLICIES


While the previous pages describe the main points of the fund's strategy and risks, there are a few other matters to know about:

o Although major changes tend to be infrequent, the fund's Board could change the fund's investment objective without shareholder approval. The Board will provide shareholders with at least 60 days' notice prior to making any changes to the fund's policy of investing exclusively in US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities and repurchase agreements backed by these instruments.



                                       7
PROSPECTUS August 1, 2018                                         Fund Details

o While the fund currently does not intend to impose a liquidity fee or redemption gate in connection with the implementation of federal regulations relating to money market funds that went into effect on October 14, 2016, the fund may elect to do so in the future.



o From time to time, the fund may have a concentration of shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the fund.



o Your fund assets may be at risk of being transferred to the appropriate state if you fail to maintain a valid address and/or if certain activity does not occur in your account within the time specified by state law. Contact your financial advisor or the transfer agent for additional information.



FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in the fund. If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).


Keep in mind that there is no assurance that the fund will achieve its objective.



A schedule of the fund's portfolio holdings, including information required by applicable regulations, is posted once each month on liquidity.dws.com/global/index.jsp (the Web site does not form a part of this prospectus). Portfolio holdings as of each month-end are posted to the Web site within five business days of the date of the applicable portfolio holdings information. More frequent posting of portfolio holdings information may be made from time to time on liquidity.dws.com/global/index.jsp. The posted portfolio holdings information is available by fund and generally remains accessible for a period of not less than six months. The fund also may post on the Web site, on the same or a more frequent basis, various depictions of portfolio characteristics such as the allocation of the portfolio across various security types, market sectors and sub-sectors and maturities, liquidity and risk characteristics of the portfolio. The fund's Statement of Additional Information includes a description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings.




WHO MANAGES AND OVERSEES THE FUND


THE INVESTMENT ADVISOR


DWS Investment Management Americas, Inc. ("DIMA" or the "Advisor"), with headquarters at 345 Park Avenue, New York, NY 10154, is the investment advisor for the fund. Under the oversight of the Board, the Advisor makes investment decisions, buys and sells securities for the fund and conducts research that leads to these purchase and sale decisions. Deutsche Bank AG reorganized its asset management division, Deutsche Asset Management, into a separate financial services firm, DWS Group GmbH & Co. KGaA ("DWS Group"). DWS Group is now a separate, publicly-listed financial services firm that is an indirect, majority-owned subsidiary of Deutsche Bank AG. The Advisor is an indirect, wholly-owned subsidiary of DWS Group. The Advisor and its predecessors have more than 90 years of experience managing mutual funds and provide a full range of global investment advisory services to institutional and retail clients.


DWS represents the asset management activities conducted by DWS Group or any of its subsidiaries, including DIMA, other affiliated investment advisors and DWS Distributors, Inc. ("DDI" or the "Distributor"). DWS is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.



MANAGEMENT FEE. The Advisor receives a management fee from the fund. Below is the actual rate paid by the fund for the most recent fiscal year, as a percentage of the fund's average daily net assets.




FUND NAME                        FEE PAID
------------------------  ---------------
DWS Government & Agency
Securities Portfolio            0.02%(*)
------------------------        ----


* Reflecting the effect of expense limitations and/or fee waivers then in effect.

The management fee for the fund is computed based on the combined average daily net assets of DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio, each a series of Cash Account Trust, and is allocated to the fund based upon the fund's relative net assets.

The Advisor has contractually agreed to reduce its management fee such that after allocation of the fee to each series of Cash Account Trust, the amount payable by Cash Account Trust - DWS Government & Agency Securities Portfolio will be limited to 0.05% of the average daily net assets of Cash Account Trust
- DWS Government & Agency Securities Portfolio.


The Advisor has contractually agreed through September 30, 2018 to waive its fees and/or reimburse certain operating expenses of the Government Cash Managed Shares of the DWS Government & Agency Securities Portfolio to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 0.46%. The agreement may only be terminated with the consent of the fund's Board.



From time to time, the Advisor may voluntarily waive a portion of its fees and/or reimburse certain operating expenses of the fund. These voluntary waivers and/or reimbursements may be terminated at any time at the option of the Advisor.



                                       8
PROSPECTUS August 1, 2018                                         Fund Details

A discussion regarding the basis for the Board's approval of the fund's investment management agreement is contained in the most recent shareholder report for the annual period ended April 30 or semi-annual period ended October 31 (see "Shareholder reports" on the back cover).


Under a separate administrative services agreement between the fund and the Advisor, the fund pays the Advisor a fee of 0.10% of the fund's average daily net assets for providing most of the fund's administrative services. The administrative services fee discussed above is included in the fees and expenses table under "Other expenses."


MULTI-MANAGER STRUCTURE. The Advisor, subject to the approval of the Board, has ultimate responsibility to oversee any subadvisor to the fund and to recommend the hiring, termination and replacement of subadvisors. The fund and the Advisor have received an order from the SEC that permits the Advisor to appoint or replace certain subadvisors, to manage all or a portion of the fund's assets and enter into, amend or terminate a subadvisory agreement with certain subadvisors, in each case subject to the approval of the fund's Board but without obtaining shareholder approval ("multi-manager structure"). The multi-

manager structure applies to subadvisors that are not affiliated with the fund or the Advisor ("nonaffiliated subadvisors"), as well as subadvisors that are indirect or direct, wholly-owned subsidiaries of the Advisor or that are indirect or direct, wholly-owned subsidiaries of the same company that, indirectly or directly, wholly owns the Advisor ("wholly-owned subadvisors"). Pursuant to the SEC order, the Advisor, with the approval of the fund's Board, has the discretion to terminate any subadvisor and allocate and reallocate the fund's assets among any other nonaffiliated subadvisors or wholly-owned subadvisors (including terminating a nonaffiliated subadvisor and replacing it with a wholly-owned subadvisor). The fund and the Advisor are subject to the conditions imposed by the SEC order, including the condition that within 90 days of hiring a new subadvisor pursuant to the multi-manager structure, the fund will provide shareholders with an information statement containing information about the new subadvisor. The shareholders of the fund have approved the multi-manager structure described herein.




MANAGEMENT


A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.


                                       9
PROSPECTUS August 1, 2018                                         Fund Details

[GRAPHIC APPEARS HERE]





Investing in the Fund



The following pages describe the main policies associated with buying and selling shares of the fund. There is also information on dividends and taxes and other matters that may affect you as the shareholder.


Because the fund is available only through a financial advisor, such as a broker or financial institution, you should contact a representative of your financial advisor for instructions on how to buy or sell fund shares. For an analysis of the fees associated with an investment in the fund or similar funds, please refer to http://apps.finra.org/

fundanalyzer/1/fa.aspx (this Web site does not form a part of this prospectus).



     BUYING AND SELLING SHARES

TO CONTACT DWS


BY PHONE


(800) 730-1313


BY MAIL



TYPE               ADDRESS
-----------------  ---------------------------------
EXPEDITED MAIL
  All Requests     DWS
-----------------  210 West 10th Street
                   Kansas City, MO 64105-1614
                   ---------------------------------
REGULAR MAIL
  New Accounts     DWS
                   Attn: Institutional Trading Desk
                   P.O. Box 219151
                   Kansas City, MO 64121-9151
  Additional       DWS
  Investments      Attn: Institutional Trading Desk
                   P.O. Box 219151
                   Kansas City, MO 64121-9151
  Exchanges and    DWS
  Redemptions      Attn: Institutional Trading Desk
                   P.O. Box 219151
                   Kansas City, MO 64121-9151





     HOW TO BUY SHARES

MINIMUM INITIAL INVESTMENT

The minimum initial investment is $100,000. The minimum additional investment is $1,000, $100 for IRAs and the minimum additional investment with an automatic investment plan is $50.



The minimum investment requirement may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with DWS Distributors, Inc. on behalf of the fund and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and for investments made in an Individual Retirement Account. The investment minimum may also be waived for certain other individuals such as trustees and officers of Cash Account Trust.



THROUGH A FINANCIAL ADVISOR

Contact your financial advisor to obtain a new account application or for instructions about how to set up a new account. Your financial advisor can also assist with making additional investments into an existing account.


BY MAIL OR EXPEDITED MAIL


To establish an account, simply complete the appropriate application and mail it to the address provided on the form. With your application, include your check made payable to "DWS" for the required initial minimum investment.


Once your account is established, to make additional investments, send a check made payable to "DWS" and an investment slip to the appropriate address. If you do not have an investment slip, include a letter with your name, account number, the full fund name and share class, and your investment instructions. If your check fails to clear, the fund has the right to cancel your order, hold you liable or charge you or your account for any losses or fees the fund or its agents have incurred.



OTHER WAYS TO BUY SHARES


The following privileges must be established on your account before an investment request is made. This can either be done by completing the applicable section(s) on the new account application or by contacting a customer service representative for instructions.




                                       10
PROSPECTUS August 1, 2018                                Investing in the Fund

ON THE INTERNET (FOR ADDITIONAL INVESTMENTS ONLY). Register at liquidity.dws.com/global/index.jsp to set up on-line access to your account(s) or log in to the Web site if you have previously registered. Follow the instructions on the Web site to request a purchase with money from the bank account you have established on your DWS fund account(s).



BY WIRE (FOR ADDITIONAL INVESTMENTS ONLY). You may buy shares by wire only if your account is authorized to do so. Please note that you or your financial advisor must call us in advance of a wire transfer purchase. After you inform us of the amount of your purchase, you will receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below.


WIRE DETAILS



Bank name        State Street Bank Boston
---------------  --------------------------------
Routing Number   011000028
---------------- ---------
Attention        DWS
---------------- ---------
DDA Number       9902-8102
---------------- ---------
FBO              (Account name) (Account number)
---------------- --------------------------------
Credit           (Fund name, Fund number and, if
---------------- applicable, class name)
                 --------------------------------


Refer to your account statement for the account name and number. Wire transfers normally take two or more hours to complete. Wire transfers may be restricted on holidays and at certain other times.


     HOW TO SELL SHARES
THROUGH A FINANCIAL ADVISOR

In addition to what is detailed below, your financial advisor can assist you with selling shares. Please contact your financial advisor using the method that is most convenient for you.


BY PHONE


Call DWS using the telephone number on the back cover and a customer service representative will complete your request. You may request a check for the redemption amount sent to the address on the account.



BY MAIL OR EXPEDITED MAIL

Write a letter that includes the following information: the name(s) of all owners and address as they appear on your account, the fund name, share class, and account number from which you want to sell shares, the dollar amount or number of shares you wish to sell, and a daytime telephone number if we have questions. All owners should sign the letter and it should be mailed to the appropriate address.



Some redemptions can only be ordered in writing with a signature guarantee. For more information, please contact DWS.



OTHER WAYS TO SELL SHARES


The following privileges must be established on your account before a redemption request is made. This can either be done by completing the applicable section(s) on the new account application when you establish your account or by contacting a customer service representative for instructions. Depending on the method you choose to request these redemptions, different transaction maximums may apply.


ON THE INTERNET. Register at liquidity.dws.com/global/

index.jsp to set up on-line access to your account(s) or log in to the Web site if you have previously registered. Follow the instructions on the Web site to request a redemption from your account using the desired method from your available options.


BY WIRE. You may sell shares by wire only if your account is authorized to do so. You will be paid for redeemed shares by wire transfer of funds to your financial advisor or bank upon receipt of a duly authorized redemption request. For your protection, you may not change the destination bank account over the phone.


BY WRITING A CHECK. You may sell shares of the fund by writing a check drawn from your account (see "Policies About Transactions" for applicable minimum and maximum amounts). Your investment will keep earning dividends until your check clears. A $10 service charge will be assessed for checks that are written for less than $1,000. It is not a good idea to close out your account using a check because your account balance could change between the time you write the check and the time it is processed. You should also keep in mind that if you make a purchase by check and that check has not yet cleared your bank account, that purchase amount will not be available for immediate redemption.



FINANCIAL INTERMEDIARY SUPPORT PAYMENTS


The Advisor, the Distributor and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to the fund, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of fund shares or the retention and/or servicing of fund investors and fund shares ("revenue sharing"). Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of the fund, any recordkeeping/sub-transfer agency/networking fees payable by the fund (generally through the Distributor or an affiliate) and/or the Distributor or Advisor to certain financial advisors for performing such services and any sales charges, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the Financial Industry Regulatory Authority or other concessions described in the fee table



                                       11
PROSPECTUS August 1, 2018                                Investing in the Fund
or elsewhere in this prospectus or the Statement of Additional Information as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may, using their legitimate profits, compensate financial advisors for providing the fund with "shelf space" or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the fund on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and obtaining other forms of marketing support. In addition, revenue sharing payments may consist of the Distributor's and/or its affiliates' payment or reimbursement of ticket charges that would otherwise be assessed by a financial advisor on an investor's fund transactions.


The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the fund attributable to the financial advisor, the particular fund or fund type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.



The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS fund shares or the retention and/or servicing of investors to financial advisors in amounts that generally range from 0.01% up to 0.52% of assets of the fund serviced and maintained by the financial advisor, 0.05% to 0.25% of sales of the fund attributable to the financial advisor, a flat fee of up to $143,750, or any combination thereof. These amounts are annual figures typically paid on a quarterly basis and are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation may influence your financial advisor's recommendation of the fund or of any particular share class of the fund. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of the fund. Additional information regarding these revenue sharing payments is included in the fund's Statement of Additional Information, which is available to you on request at no charge (see the back cover of this prospectus for more information on how to request a copy of the Statement of Additional Information).


The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to retirement plans that obtain recordkeeping services from ADP, Inc. or to 403(b) plans that obtain recordkeeping services from Ascensus, Inc. on the DWS-branded retirement plan platform (the "Platform"). The level of revenue sharing payments is based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.


It is likely that broker-dealers that execute portfolio transactions for the fund will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the fund. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.



RULE 12B-1 PLAN

The fund has adopted a plan under Rule 12b-1 that authorizes the payment of an annual shareholder services fee, payable monthly, of 0.15% of the fund's Government Cash Managed Shares' average daily net assets. Because 12b-1 fees are paid out of the fund's assets, attributable to a particular share class, on an ongoing basis, they will, over time, increase the cost of an investment in that share class and may cost more than paying other types of sales charges.



POLICIES YOU SHOULD KNOW ABOUT


Along with the information on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on distributions and taxes, applies to all investors, including those investing through a financial advisor.


If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are separate from those described in this prospectus. Please note that a financial advisor or other intermediary may charge fees separate from those charged by the fund and may be compensated by the fund.



                                       12
PROSPECTUS August 1, 2018                                Investing in the Fund

Keep in mind that the information in this prospectus applies only to the shares offered herein. Other share classes are described in separate prospectuses and have different fees, requirements and services.



POLICIES ABOUT TRANSACTIONS


In accordance with requirements under anti-money laundering regulations, we may request additional information and/or documents to verify your identity. This information includes, but is not limited to, your name, address, date of birth and other identifying documentation. If after reasonable effort we are unable to obtain this information to verify your identity, in accordance with federal regulations, within the time frames established by the fund, we will provide you with written notification and we may reject your application and order.


The fund will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in "good order." The specific requirements for good order depend on the type of account and transaction and the method of purchase. Contact Client Services if you have any questions. After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the share price next calculated.


In the exercise of its sole discretion, the fund at any time may, without prior notice, refuse, cancel, limit or rescind any purchase; cancel or rescind any purchase order placed through a financial intermediary no later than the business day after the order is received by the financial intermediary; freeze account activity; and/or involuntarily redeem and close an existing account. Specifically, the fund reserves the right to involuntarily redeem an account
(i) in case of actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or
(ii) if the account owner fails to provide legally required information, including information and/or documentation related to identity verification, to the fund. The fund is not required to provide justification to a potential or existing shareholder for taking any such action. Please be advised that if the fund involuntarily redeems and closes your account, under tax laws, you may be required to recognize a gain or a loss or otherwise incur tax consequences.


With certain limited exceptions, only US residents may invest in the fund.


Because orders placed through a financial advisor must be forwarded to the transfer agent, you'll need to allow extra time for your order to be processed. Your financial advisor should be able to tell you approximately when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.


TRANSACTION PROCESSING. Except as provided below, purchase, redemption and exchange orders must be received in good order by 4:00 p.m. Eastern time (or prior to the close of the fund, if the New York Stock Exchange closes early on such date) on a business day on which the fund is open in order to be effective on that day; otherwise such orders will be effective on the next business day. However, on a normal business day that the fund calculates its share price at 5:00 p.m. Eastern time as provided below, purchase orders with payment sent by wire and redemption orders with proceeds to be sent by wire, ACH or by check that are communicated by telephone (but not by the Automated Information Line) and are received in good order by 5:00 p.m. Eastern time on a business day will be effective on that business day.


Orders for the purchase of shares by wire transfer will normally be effective at the share price next computed after receipt of the wire transfer of the amount to be invested. If a wire transfer purchase order is received in good order before 5:00 p.m. Eastern time, it will normally receive the dividend for that day.


Shareholders known to the fund may notify Client Services in advance of their wire transfer purchase by calling Client Services prior to the 5:00 p.m. Eastern time cut-off time and providing the amount of the order. Shareholders will receive a confirmation number for the trade. If the fund receives the wire transfer before the close of the Federal Funds wire system, the trade will be entitled to that day's dividend. If the fund does not receive the wire transfer by the close of the Federal Funds wire system, the trade may not receive the dividend for that day and, depending upon the circumstances, the trade may receive the dividend for the following business day or may be canceled or rejected and, in any case, shareholders may be charged for any losses or fees that result, which may be paid by deductions from their account or otherwise. The fund's Distributor may refuse to allow any shareholder to trade with the fund in this manner and may require that the wire transfer of purchase proceeds be received before the trade is considered in good order.


Investments by check will be effective on the business day following receipt and will earn dividends the following business day.


Please contact your financial advisor for wire instructions and purchase orders.


Orders processed through dealers or other financial services firms via Fund/SERV will be effected at the share price calculated on the trade day (normally the date the order is received). Purchases processed via Fund/SERV will begin earning dividends on the day the fund receives the payment (typically the next business day). For redemptions processed via Fund/SERV, you generally will receive dividends accrued up to, but not including, the business day that payment for your shares is made.



                                       13
PROSPECTUS August 1, 2018                                Investing in the Fund

When selling shares, shareholders generally receive dividends up to, but not including, the business day following the day on which the shares were sold. To sell shares, you must state whether you would like to receive the proceeds by wire or check.


In order to receive proceeds by wire, contact Client Services before 5:00 p.m. Eastern time. After you inform Client Services of the amount of your redemption, you will receive a trade confirmation number. If the fund receives a sell request before 5:00 p.m. Eastern time and the request calls for proceeds to be sent out by wire, the proceeds will normally be wired on the same day. However, the shares sold will not earn that day's dividend.


As noted below, proceeds of a redemption may be delayed. The ability to receive "same day" wire redemption proceeds can be affected by a variety of circumstances including the time that the request is made, the level of redemption requests and purchase orders and general market conditions. A request for a same day wire redemption that is received earlier in the day will be given priority over a request received later in the day in the event that it is necessary to limit the amount of same day wire redemptions.


SUB-MINIMUM BALANCES. The fund may close your account and send you the proceeds if your balance falls below the required minimum; we will give you 60 days' notice so you can either increase your balance or close your account (this policy doesn't apply to most retirement accounts or if you have an automatic investment plan).


EXPEDITED REDEMPTIONS. Expedited Redemption Service allows you to have proceeds from your sales of fund shares wired directly to a bank account. To use this service, you'll need to designate the bank account in advance. Please follow the instructions on your application.


CHECKWRITING enables you to sell shares of the fund by writing a check. Your investment keeps earning dividends until your check clears. Please note that we will not accept checks for less than $1,000. Please note that you should not write checks for more than $5,000,000. Note as well that we can't honor any check larger than your balance at the time the check is presented to us. A $10 service charge will be assessed for checks that are written for less than $1,000. It is not a good idea to close out an account using a check because the account balance could change between the time you write the check and the time it is processed. Please keep in mind that if you make a purchase by check and that check has not yet cleared, those funds will not be available for immediate redemption.


THE FUND ACCEPTS AUTOMATED CLEARING HOUSE ("ACH") debit entries for accounts that have elected the checkwriting redemption privilege. Upon receipt of an ACH debit entry referencing your account number you authorize us to redeem shares in your account to pay the entry to the third party originating the debit. Your fund account statement will show all ACH debit entries in your account. IN CASE OF ERRORS OR QUESTIONS ABOUT YOUR TRANSACTIONS OR PRE-AUTHORIZED TRANSFERS please contact your financial advisor as soon as possible if you believe your statement reflects an improper charge or if you need more information about an ACH debit entry transaction. Your financial advisor must contact the Shareholder Service Agent within sixty (60) days of the fund sending you the first fund account statement on which an improper charge appears.


THE FUND DOES NOT ISSUE SHARE CERTIFICATES.



THE FUND ACCEPTS PAYMENT FOR SHARES ONLY IN US DOLLARS by a check drawn on a US bank, a bank or Federal Funds wire transfer or an electronic bank transfer. The fund does not accept third party checks. A third party check is a check made payable to one or more parties and offered as payment to one or more other parties (e.g., a check made payable to you that you offer as payment to someone else). Checks should be payable to DWS and drawn by you or a financial institution on your behalf with your name or account number included with the check. If you pay for shares by check and the check fails to clear, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees the fund or its agents have incurred.



SIGNATURE GUARANTEE. When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and have your signature guaranteed. However, if you want money transferred electronically to a bank account that is already on file with us, you don't need a signature guarantee. Also, generally you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.



A signature guarantee is simply a certification of your signature - a valuable safeguard against fraud. DWS accepts Medallion Signature Guarantees, which can be obtained from an eligible guarantor. Eligible guarantor institutions include commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange or any member or participant of an approved signature guarantor program. A notarized document cannot be accepted in lieu of a signature guarantee.



MONEY FROM SHARES YOU SELL is sent out within one business day of the business day that your redemption order is effective except as discussed below. In addition, as described above under "Transaction Processing," requests for redemptions by wire received before the daily cut-off time will normally result in proceeds being sent out by wire on the same day. Redemption proceeds could be delayed when you are selling shares you bought recently by check or ACH (the funds will be placed under a 10 calendar day hold to ensure good funds) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes (e.g., redemption proceeds by wire) may also be delayed or unavailable



                                       14
PROSPECTUS August 1, 2018                                Investing in the Fund
when you are selling shares recently purchased or in the event of a non-routine closure of the Federal Reserve wire payment system.

Redemptions will generally be in the form of cash and the fund typically expects to satisfy redemption requests by using available cash or by selling portfolio securities if available cash is not sufficient to meet redemptions. The fund may also utilize inter-fund lending, though such use is expected to be rare. The fund may use any of these methods of satisfying redemption requests under normal or stressed market conditions.


The fund reserves the right to suspend or postpone redemptions as permitted pursuant to Section 22(e) of the 1940 Act. Those circumstances are when 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) the SEC determines that trading on the New York Stock Exchange is restricted; 3) the SEC determines that an emergency exists which makes the disposal of securities owned by the fund or the fair determination of the value of the fund's net assets not reasonably practicable; or 4) the SEC, by order or rule, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a non-routine closure of the Federal Reserve wire payment system. For additional rights reserved by the fund, please see "Other Rights We Reserve."


IF YOUR SHARES ARE REGISTERED DIRECTLY with the fund's transfer agent, you can sell them by sending a written request (with a signature guarantee) to:



DWS Service Company


Attn: Institutional Trading Desk
P.O. Box 219151
Kansas City, MO 64121-1614

SHORT-TERM TRADING. Since money market funds hold short-term instruments and are intended to provide liquidity to shareholders, the Advisor does not monitor or limit short-term or excessive trading activity in the fund and, accordingly, the Board of the fund has not approved any policies and procedures designed to limit this activity. However, the fund reserves the right to and may reject or cancel a purchase or exchange order into the fund for any reason, including if, in the opinion of the Advisor, there appears to be a pattern of short-term or excessive trading by an investor in another DWS fund.




HOW THE FUND CALCULATES SHARE PRICE


To calculate net asset value, or NAV, the fund uses the following equation:



        TOTAL          TOTAL                 TOTAL NUMBER OF
               -                                               =    NAV
                                       /
  (                               )
       ASSETS       LIABILITIES            SHARES OUTSTANDING

The price at which you buy and sell shares is based on the NAV per share next calculated after the order is received and accepted by the transfer agent.


IN VALUING SECURITIES, we typically use amortized cost to account for any premiums or discounts above or below the face value of any securities the fund buys, and round the per share NAV to the nearest whole cent.


THE FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange (the "Exchange") is open. Normally, the fund calculates its share price once every business day at 5:00 p.m. Eastern time. The close of regular trading on the Exchange is typically 4:00 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading. In the event of scheduled partial day trading or unscheduled suspensions of trading on the Exchange, the calculation of share price shall be as of the close of trading on the Exchange. In such instances, the latest time for receipt of wire purchase transactions entitled to receive same day dividend treatment and for receipt of redemption orders for same day wire transfer of proceeds will be the earlier of: (a) 5:00 p.m. Eastern time or (b) the early closing time of the Exchange.



The fund may, but is not required to, accept certain types of purchase and redemption orders (not including exchanges) on days that the Exchange is closed, or beyond an Exchange early closing time (referred to as a "Limited Trading Period") if: (a) the Federal Reserve system is open, (b) the primary trading markets for the fund's portfolio instruments are open and (c) the Advisor believes there will be adequate liquidity in the short-term markets. During any such Limited Trading Period, the fund will only accept purchase orders by wire with advance telephone notification and telephone redemption orders with proceeds to be sent by wire, ACH or check and will not accept orders by any other means. (Automated Telephone Line orders are not permitted.) If redemption proceeds are requested by ACH or check, the transmission of the ACH payment or the mailing of the check, as the case may be, will be delayed by at least one business day in comparison to normal trading periods. Orders submitted by other means will be processed on the next day that the Exchange is open. The calculation of share price will be as set forth in the prospectus for normal trading days. Orders must be submitted by the cut-off times for receipt of wire purchases entitled to that day's dividend and for receipt of telephone redemption orders for same day wire transfer, which will be the earlier of: (a) the times set forth in the prospectus for normal trading days or (b) such earlier times that the fund determines based on the criteria described above. If redemption proceeds are requested by ACH or check, orders must be received prior to the calculation of share price. Please call (877) 237-1131 or visit our Web site at liquidity.dws.com/global/index.jsp for additional information about whether the fund will be open for business on a particular day. Information concerning the intention of the fund to be open for a Limited Trading Period will be available at least one business day prior to the applicable day that the Exchange is closed or is closing early in the case of scheduled closings and as soon as practical in the case of unscheduled closings.




                                       15
PROSPECTUS August 1, 2018                                Investing in the Fund

OTHER RIGHTS WE RESERVE


You should be aware that we may do any of the following:

o  withdraw or suspend the offering of shares at any time

o withhold a portion of your distributions and redemption proceeds if we have been notified by the Internal Revenue Service that you are subject to backup withholding, if you fail to provide us with the correct taxpayer ID number and certain certifications, including certification that you are not subject to backup withholding, or if you are otherwise subject to withholding

o reject a new account application if you don't provide any required or requested identifying information, or for any other reason

o refuse, cancel, limit or rescind any purchase order, without prior notice; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the fund's best interests or when the fund is requested or compelled to do so by governmental authority or by applicable law

o close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account; you may recognize a gain or loss on the redemption of your fund shares and you may incur a tax liability

o change, add or withdraw various services, fees and account policies (for example, we may adjust the fund's investment minimums at any time). All orders to purchase shares of the fund are subject to acceptance and are not binding until confirmed or accepted in writing



UNDERSTANDING DISTRIBUTIONS AND TAXES


The fund intends to distribute to its shareholders virtually all of its net earnings. The fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (The fund's earnings are separate from any gains or losses stemming from your own purchase and sale of shares.) The fund may not always pay a dividend or distribution for a given period.


THE FUND'S INCOME DIVIDENDS ARE DECLARED DAILY AND PAID MONTHLY TO SHAREHOLDERS. The fund may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declarations. The fund may make additional distributions for tax purposes, if necessary.


Dividends declared and payable to shareholders of record in the last quarter of a given calendar year are treated for federal income tax purposes as if they were received by shareholders and paid by the fund on December 31 of that year, if such dividends are actually paid in January of the following year.


YOU CAN CHOOSE HOW TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, by wire, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. You will receive any unpaid dividends upon redeeming your entire account, unless you elect to receive unpaid dividends on the next monthly dividend payment date.


Dividends and distributions are treated the same for federal income tax purposes whether you receive them in cash or reinvest them in additional shares.


Because the fund seeks to maintain a stable share price, you are unlikely to have capital gains or losses when you sell fund shares.


However, there can be no assurance that the fund will be able to maintain a stable share price. If the fund is not able to maintain a stable share price or your basis in your fund shares differs from the amount received for the shares when the shares are sold, the sale may result in a taxable gain or loss for federal income tax purposes. Unless you elect the simplified NAV method of accounting (discussed below), you will generally recognize gain or loss equal to the difference between the amount realized on the sale and your basis in your shares that were sold. In general, any gain or loss realized upon a taxable disposition of shares will be treated for federal income tax purposes as long-term capital gain or loss if the shares have been held for more than twelve months. Otherwise, the gain or loss on the taxable disposition of shares of the fund will generally be treated for federal income tax purposes as short-term capital gain or loss. Corporations are taxed at the same rates on ordinary income and capital gains.



Capital losses may be subject to limitations on their use by a shareholder. For federal income tax purposes, an exchange is treated the same as a sale.



If you elect to adopt the simplified NAV method of accounting, rather than computing gain or loss on every taxable disposition of fund shares as described above, you would recognize gain or loss based on the aggregate value of your fund shares during the computation period. Your gain or loss would generally equal (i) the aggregate fair market value of your shares in the fund at the end of the computation period, (ii) minus the aggregate fair market value of your shares at the end of the prior computation period, (iii) minus your "net investment" in the fund for the computation period. Your net investment is the aggregate cost of fund shares purchased during the computation



                                       16
PROSPECTUS August 1, 2018                                Investing in the Fund
period (including reinvested dividends) minus the aggregate amount received in taxable redemptions of fund shares during the same period. The computation period may be your taxable year or a shorter period, as long as all computation periods contain days from only one taxable year and every day during the taxable year falls within one and only one computation period. Any capital gain or loss realized under the NAV method will be a short-term capital gain or loss. Please consult your own tax advisor to determine if the NAV method is appropriate for your individual circumstances.

For federal income tax purposes, distributions of net investment income are taxable as ordinary income. The fund does not expect to make distributions that are eligible for taxation as long-term capital gains or as qualified dividend income.


For most shareholders, a portion of the dividends from the fund is generally exempt from state and local income taxes. However, a portion of the fund's dividends may be taxable as ordinary income if it came from investments in taxable securities, tax-exempt market discount bonds, or as the result of short or long-term capital gains.


YOUR FUND WILL SEND YOU DETAILED FEDERAL INCOME TAX INFORMATION EARLY EACH YEAR. These statements tell you the amount and the federal income tax classification of any dividends or distributions you received.


A 3.8% Medicare contribution tax is imposed on the "net investment income" of individuals, estates and trusts to the extent their income exceeds certain threshold amounts. For this purpose, net investment income generally includes dividends that are taxable for federal income tax purposes and net gains recognized on the sale, redemption or exchange of fund shares.


If the fund's distributions exceed its current and accumulated earnings and profits, the excess will be treated for federal income tax purposes as a return of capital to the extent of your basis in your shares and thereafter as a capital gain. A return of capital distribution reduces the basis of your shares. As a result, even though the fund seeks to maintain a stable share price, you may recognize a capital gain when you sell your shares if you have received a return of capital distribution.


Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investment, including any state and local tax consequences.


The above discussion summarizes certain federal income tax consequences for shareholders who are US persons. If you are a non-US person, please consult your own tax advisor with respect to the US and foreign tax consequences to you of an investment in the fund. For more information, see "Taxes" in the Statement of Additional Information.


                                       17
PROSPECTUS August 1, 2018                                Investing in the Fund

[GRAPHIC APPEARS HERE]





Financial Highlights



The financial highlights are designed to help you understand recent financial performance. The figures in the first part of the tables are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's annual report (see "Shareholder reports" on the back cover).



DWS GOVERNMENT & AGENCY SECURITIES PORTFOLIO - GOVERNMENT CASH MANAGED SHARES





                                                                       YEARS ENDED APRIL 30,
                                                     2018        2017         2016          2015          2014
                                                  ----------  ----------  ------------  ------------  ------------
SELECTED PER SHARE DATA
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  1.00     $ 1.00       $ 1.00        $ 1.00        $ 1.00
------------------------------------------------   -------     ------       ------        ------        ------
Income (loss) from investment operations:
  Net investment income                                .009       .002         .000*         .000*         .000*
------------------------------------------------   --------    -------      -------       -------       -------
  Net realized gain (loss)                            .000*       .000*      ( .000)*        .000*       ( .000)*
------------------------------------------------   --------    -------      -------       -------       -------
  TOTAL FROM INVESTMENT OPERATIONS                    .009        .002         .000*         .000*         .000*
------------------------------------------------   --------    -------      -------       -------       -------
Less distributions from:
  Net investment income                             ( .009)     ( .002)      ( .000)*      ( .000)*      ( .000)*
------------------------------------------------   --------    -------      -------       -------       -------
NET ASSET VALUE, END OF PERIOD                     $ 1.00      $ 1.00       $ 1.00        $ 1.00        $ 1.00
------------------------------------------------   --------    -------      -------       -------       -------
Total Return (%)(a)                                   .88         .16          .01           .01           .01
------------------------------------------------   --------    -------      -------       -------       -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                 188         199          268           235           214
------------------------------------------------   --------    -------      -------       -------       -------
Ratio of expenses before expense reductions (%)       .40         .42          .42           .42           .43
-------------------------------------------------  --------    -------      -------       -------       -------
Ratio of expenses after expense reductions (%)        .33         .34          .22           .08           .08
-------------------------------------------------  --------    -------      -------       -------       -------
Ratio of net investment income (%)                    .86         .15          .01           .01           .01
-------------------------------------------------  --------    -------      -------       -------       -------



a Total return would have been lower had certain expenses not been reduced.

* Amount is less than $.0005.

                                       18
PROSPECTUS August 1, 2018                                 Financial Highlights

[GRAPHIC APPEARS HERE]





Appendix



HYPOTHETICAL EXPENSE SUMMARY

Using the annual fund operating expense ratios presented in the fee tables in the fund prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the fund held for the next 10 years and the impact of such fees and expenses on fund returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the fund may be higher or lower than 5% and, for money market funds, is typically less than 5%. The tables also assume that all dividends and distributions are reinvested. The annual fund expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the fund that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.


The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the fund's prospectus to consider the investment objective, risks, expenses and charges of the fund prior to investing.



DWS GOVERNMENT & AGENCY SECURITIES PORTFOLIO - GOVERNMENT CASH MANAGED SHARES





            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.40%         4.60%       $ 10,460.00     $  40.92
 ---         -----          ----         -----        -----------     --------
   2         10.25%         0.40%         9.41%       $ 10,941.16     $  42.80
 ---         -----          ----         -----        -----------     --------
   3         15.76%         0.40%        14.44%       $ 11,444.45     $  44.77
 ---         -----          ----         -----        -----------     --------
   4         21.55%         0.40%        19.71%       $ 11,970.90     $  46.83
 ---         -----          ----         -----        -----------     --------
   5         27.63%         0.40%        25.22%       $ 12,521.56     $  48.98
 ---         -----          ----         -----        -----------     --------
   6         34.01%         0.40%        30.98%       $ 13,097.55     $  51.24
 ---         -----          ----         -----        -----------     --------
   7         40.71%         0.40%        37.00%       $ 13,700.04     $  53.60
 ---         -----          ----         -----        -----------     --------
   8         47.75%         0.40%        43.30%       $ 14,330.24     $  56.06
 ---         -----          ----         -----        -----------     --------
   9         55.13%         0.40%        49.89%       $ 14,989.43     $  58.64
 ---         -----          ----         -----        -----------     --------
 10          62.89%         0.40%        56.79%       $ 15,678.95     $  61.34
 ---         -----          ----         -----        -----------     --------
TOTAL                                                                 $ 505.18
---                                                                   --------



                                       19
PROSPECTUS August 1, 2018                                             Appendix

TO GET MORE INFORMATION

SHAREHOLDER REPORTS. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected fund performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI). This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).



For a free copy of any of these documents or to request other information about the fund, contact DWS at the phone number or address listed below. SAIs and shareholder reports are also available through the DWS web site at liquidity.dws.com/global/index.jsp. These documents and other information about the fund are available from the EDGAR Database on the SEC's Internet site at sec.gov. If you like, you may obtain copies of this information, after paying a duplicating fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below.



You can also review and copy these documents and other information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 551-8090.


In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial advisor or call the number provided.


CONTACT INFORMATION



DWS               PO Box 219151
                  Kansas City, MO
                  64121-9151
                  liquidity.dws.com/global/index.jsp
                  (800) 730-1313
SEC               Public Reference Section
                  Washington, D.C. 20549-1520
                  SEC.GOV
DISTRIBUTOR       DWS Distributors, Inc.
                  222 South Riverside Plaza
                  Chicago, IL 60606-5808
                  (800) 621-1148
SEC FILE NUMBER   Cash Account Trust
                  DWS Government & Agency Securities
                  Portfolio
                  811-05970



                                                                      [DWS Logo]






(08/01/18) DGCF-MGD-1

                                                                      [DWS Logo]



Prospectus

August 1, 2018







DWS Government & Agency Securities Portfolio
(formerly Deutsche Government & Agency Securities Portfolio)
CLASS/TICKER                                             SERVICE SHARES    CAGXX



As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

[GRAPHIC APPEARS HERE]



Table of Contents






DWS GOVERNMENT & AGENCY
SECURITIES PORTFOLIO
Investment Objective...............................  1
Fees and Expenses of the Fund......................  1
Principal Investment Strategy......................  1
Main Risks.........................................  1
Past Performance...................................  3
Management.........................................  3
Purchase and Sale of Fund Shares...................  3
Tax Information....................................  4
Payments to Broker-Dealers and
Other Financial Intermediaries.....................  4
FUND DETAILS
Additional Information About Fund Strategies and
Risks..............................................  5
Other Policies.....................................  7
Who Manages and Oversees the Fund..................  8
Management.........................................  9
INVESTING IN THE FUND
Buying and Selling Shares.......................... 10
Financial Intermediary Support Payments............ 10
Policies You Should Know About..................... 11
Policies About Transactions........................ 11
How the Fund Calculates Share Price................ 13
Other Rights We Reserve............................ 14
Understanding Distributions and Taxes.............. 14
FINANCIAL HIGHLIGHTS............................... 17
APPENDIX........................................... 18
Hypothetical Expense Summary....................... 18


-------------------------------------------------------------------------------
YOUR INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, ENTITY OR PERSON.
-------------------------------------------------------------------------------

                                                                      [DWS Logo]







DWS Government & Agency Securities Portfolio

(formerly Deutsche Government & Agency Securities Portfolio)




INVESTMENT OBJECTIVE


The fund seeks to provide maximum current income consistent with stability of capital.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares.


SHAREHOLDER FEES


(paid directly from your investment)   None
-------------------------------------- -----

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)



Management fee                            0.05
-------------------------------------     ----
Distribution/service (12b-1) fees         0.60
-------------------------------------     ----
Other expenses                            0.38
-------------------------------------     ----
TOTAL ANNUAL FUND OPERATING EXPENSES      1.03
-------------------------------------     ----


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




       1 YEAR    3 YEARS    5 YEARS   10 YEARS
     --------  ---------  ---------  ---------
     $105         $328       $569    $1,259
---  ----         ----       ----    ------


PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund is a money market fund that is managed in accordance with federal regulations which govern the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest.


The fund operates as a "government money market fund," as such term is defined under federal regulations. As a government money market fund, the fund is required to invest at least 99.5% of its total assets at the time of investment in cash, US government securities, and/or repurchase agreements that are collateralized by these instruments.


The fund follows policies designed to maintain a stable $1.00 share price.


The fund pursues its objective by investing exclusively in the following types of investments:

o US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities.

o Repurchase agreements backed by these instruments. In a repurchase agreement, the fund buys securities at one price with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

The fund may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates).


MANAGEMENT PROCESS. Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.



MAIN RISKS


There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.



                                       1
PROSPECTUS August 1, 2018         DWS Government & Agency Securities Portfolio

MONEY MARKET FUND RISK. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Advisor has no legal obligation to provide financial support to the fund, and you should not expect that the Advisor will provide financial support to the fund at any time.



INTEREST RATE RISK. Rising interest rates could cause the value of the fund's investments - and therefore its share price as well - to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund's ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.



If there is an insufficient supply of US government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the fund.


SECURITY SELECTION RISK. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market funds and could result in a decline in share price.


REPURCHASE AGREEMENT RISK. If the party that sells the securities to the fund defaults on its obligation to repurchase them at the agreed-upon time and price, the fund could lose money.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


CREDIT RISK. The fund's performance could be hurt and the fund's share price could fall below $1.00 if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation.


Some securities issued by US government agencies or instrumentalities are backed by the full faith and credit of the US government. Other securities that are supported only by the credit of the issuing agency or instrumentality are subject to greater credit risk than securities backed by the full faith and credit of the US government. This is because the US government might provide financial support, but has no obligation to do so, if there is a potential or actual loss of principal or failure to make interest payments.


Because of the rising US government debt burden, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. Such a credit event may also adversely impact the financial markets and the fund.


LIQUIDITY AND TRANSACTION RISK. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there are no willing buyers and an instrument cannot be readily sold at a desired time or price, the fund may have to accept a lower price or may not be able to sell the instrument at all. If dealer capacity in debt instruments is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the debt markets. Additionally, market participants other than the fund may attempt to sell debt holdings at the same time as the fund, which could cause downward pricing pressure and contribute to illiquidity. An inability to sell one or more portfolio securities can adversely affect the fund's ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities.


Unusual market conditions, an unusually high volume of redemption requests or other similar conditions could cause the fund to be unable to pay redemption proceeds within a short period of time. If the fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the fund's ability to maintain a $1.00 share price.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.



                                       2
PROSPECTUS August 1, 2018         DWS Government & Agency Securities Portfolio

RISKS OF HOLDING CASH. The fund will at times hold cash positions, which may hurt the fund's performance. Cash positions may also subject the fund to additional risks and costs, including any fees imposed by the fund's custodian for large cash balances.


MARKET RISK. The market value of the securities in which the fund invests may be impacted by the prospects of individual issuers, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.



OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.



PAST PERFORMANCE



How a fund's returns vary from year to year can give an idea of its risk. Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. The 7-DAY YIELD, which is often referred to as the "current yield," is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. For more recent performance figures and the current yield, go to dws.com (the Web site does not form a part of this prospectus) or call the telephone number included in this prospectus.



CALENDAR YEAR TOTAL RETURNS (%) (Service Shares)

Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]








  2008      2009      2010      2011      2012      2013      2014      2015      2016      2017
  1.56      0.02      0.01      0.01      0.01      0.01      0.01      0.01      0.01      0.05







                   RETURNS   PERIOD ENDING
 BEST QUARTER     0.69%      March 31, 2008
 WORST QUARTER    0.00%      March 31, 2010
 YEAR-TO-DATE     0.32%      June 30, 2018


AVERAGE ANNUAL TOTAL RETURNS

(For periods ended 12/31/2017 expressed as a %) (Service Shares)




           CLASS          1          5         10
       INCEPTION       YEAR      YEARS      YEARS
     -----------  ---------  ---------  ---------
     12/3/1990        0.05       0.02       0.17
---  ---------        ----       ----       ----


Total returns would have been lower if operating expenses had not been reduced.


For more recent performance information, contact the financial services firm from which you obtained this prospectus.



MANAGEMENT


INVESTMENT ADVISOR


DWS Investment Management Americas, Inc.




PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT

The minimum initial investment is $1,000 and the minimum investment with an automatic investment plan is $50. The minimum additional investment is $100. However, your financial advisor may set its own minimum investment.


TO PLACE ORDERS

The fund is available only through a financial advisor, such as a broker or financial institution. You should contact a representative of your financial advisor for instructions on how to buy or sell fund shares. However, if your shares are registered directly with the fund's transfer agent, you can sell them by sending a written request (with a signature guarantee) to:




TYPE               ADDRESS
-----------------  ---------------------------------
REGULAR MAIL
  Exchanges and    DWS Service Company
  Redemptions      Attn: Institutional Trading Desk
                   P.O. Box 219151
                   Kansas City, MO 64121-9151



The fund is generally open on days when the New York Stock Exchange is open for regular trading. Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by mail or by telephone.



The fund is used as a cash management vehicle for the cash collateral received in connection with the securities lending program of the DWS family of funds. As a cash management vehicle for investment of cash collateral, the fund may be subject to greater shareholder concentrations and experience large purchases and redemptions over a relatively short time period. Fund management considers these and other factors in constructing the fund's portfolio.




                                       3
PROSPECTUS August 1, 2018         DWS Government & Agency Securities Portfolio

TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. Any withdrawals you make from such tax-advantaged investment plans, however, may be taxable to you.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund, the Advisor, and/or the Advisor's affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.


                                       4
PROSPECTUS August 1, 2018         DWS Government & Agency Securities Portfolio

[GRAPHIC APPEARS HERE]





Fund Details



ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS



INVESTMENT OBJECTIVE


The fund seeks to provide maximum current income consistent with stability of capital.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund is a money market fund that is managed in accordance with federal regulations which govern the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. The fund follows policies designed to seek to maintain a stable $1.00 share price:

o Fund securities are denominated in US dollars and, at the time of purchase, have remaining maturities of 397 days (about 13 months) or less, or have certain maturity shortening features (such as interest rate resets and demand features) that have the effect of reducing their maturities to 397 days or less.

o The fund maintains a dollar-weighted average maturity of (i) 60 days or less and (ii) 120 days or less determined without regard to interest rate resets.

o  The fund maintains certain minimum liquidity standards such that:

   - the fund may not purchase a security other than a security offering daily liquidity if, immediately after purchase, the fund would have invested less than 10% of its total assets in securities offering daily liquidity (includes securities that mature or are subject to demand within one business day, cash or direct US government obligations);
   - the fund may not purchase a security other than a security offering weekly liquidity if, immediately after purchase, the fund would have invested less than 30% of its total assets in securities offering weekly liquidity (includes securities that mature or are subject to demand within five business days, cash, direct US government obligations and government agency discount notes with remaining maturities of 60 days or less); and

   - the fund may not purchase an illiquid security if, immediately after purchase, the fund would have invested more than 5% of its total assets in illiquid securities (securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the market value ascribed to them by the fund).
The fund operates as a "government money market fund," as such term is defined under federal regulations. As a government money market fund, the fund is required to invest at least 99.5% of its total assets at the time of investment in cash, US government securities, and/or repurchase agreements that are collateralized by these instruments.


The fund pursues its objective by investing exclusively in the following types of investments:

o US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities.

o Repurchase agreements backed by these instruments. In a repurchase agreement, the fund buys securities at one price with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

The fund may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates).


MANAGEMENT PROCESS. Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.


Portfolio management may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.



MAIN RISKS


There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.



                                       5
PROSPECTUS August 1, 2018                                         Fund Details

MONEY MARKET FUND RISK. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Advisor has no legal obligation to provide financial support to the fund, and you should not expect that the Advisor will provide financial support to the fund at any time.



INTEREST RATE RISK. Rising interest rates could cause the value of the fund's investments - and therefore its share price as well - to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund's ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.



If there is an insufficient supply of US government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the fund.


SECURITY SELECTION RISK. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market funds and could result in a decline in share price.


REPURCHASE AGREEMENT RISK. If the party that sells the securities to the fund defaults on its obligation to repurchase them at the agreed-upon time and price, the fund could lose money.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


CREDIT RISK. The fund's performance could be hurt and the fund's share price could fall below $1.00 if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation.


Some securities issued by US government agencies or instrumentalities are backed by the full faith and credit of the US government. Other securities that are supported only by the credit of the issuing agency or instrumentality are subject to greater credit risk than securities backed by the full faith and credit of the US government. This is because the US government might provide financial support, but has no obligation to do so, if there is a potential or actual loss of principal or failure to make interest payments.


Because of the rising US government debt burden, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. Such a credit event may also adversely impact the financial markets and the fund.


LIQUIDITY AND TRANSACTION RISK. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there are no willing buyers and an instrument cannot be readily sold at a desired time or price, the fund may have to accept a lower price or may not be able to sell the instrument at all. If dealer capacity in debt instruments is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the debt markets. Additionally, market participants other than the fund may attempt to sell debt holdings at the same time as the fund, which could cause downward pricing pressure and contribute to illiquidity. An inability to sell one or more portfolio securities can adversely affect the fund's ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities.


Unusual market conditions, an unusually high volume of redemption requests or other similar conditions could cause the fund to be unable to pay redemption proceeds within a short period of time. If the fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the fund's ability to maintain a $1.00 share price.


Certain shareholders, including clients or affiliates of the Advisor, may from time to time own or control a significant percentage of the fund's shares. These shareholders may include, for example, institutional investors and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders, or a high volume of redemption requests generally, may further increase the fund's liquidity risk and may impact the fund's ability to maintain a $1.00 share price.



The fund is used as a cash management vehicle for the cash collateral received in connection with the securities lending program of the DWS family of funds. Generally, when an investor participates in a securities lending program as a lender, they enter into a securities lending authorization agreement with a lending agent. Under such agreement, the lending agent is authorized to invest the




                                       6
PROSPECTUS August 1, 2018                                         Fund Details
cash collateral securing loans of securities of each investor in a variety of instruments, including the fund. Investment in the fund by such lending agents will be subject to the terms of their agreements with those investors. As a cash management vehicle for investment of cash collateral, the fund may be subject to greater shareholder concentrations and experience large purchases and redemptions over a relatively short time period. Fund management considers these and other factors in constructing the fund's portfolio.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.



RISKS OF HOLDING CASH. The fund will at times hold cash positions, which may hurt the fund's performance. Cash positions may also subject the fund to additional risks and costs, including any fees imposed by the fund's custodian for large cash balances.



MARKET RISK. The market value of the securities in which the fund invests may be impacted by the prospects of individual issuers, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.


OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.


Cyber-attacks may include unauthorized attempts by third parties to improperly access, modify, disrupt the operations of, or prevent access to the systems of the fund's service providers or counterparties, issuers of securities held by the fund or other market participants or data within them. In addition, power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.



Cyber-attacks, disruptions, or failures may adversely affect the fund and its shareholders or cause reputational damage and subject the fund to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value, and impede trading). In addition, cyber-attacks, disruptions, or failures involving a fund counterparty could affect such counterparty's ability to meet its obligations to the fund, which may result in losses to the fund and its shareholders. Similar types of operational and technology risks are also present for issuers of securities held by the fund, which could have material adverse consequences for such issuers, and may cause the fund's investments to lose value. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments.



While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund, or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will address the possibility of and fallout from cyber-attacks, disruptions, or failures. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund, or other market participants.



OTHER POLICIES


While the previous pages describe the main points of the fund's strategy and risks, there are a few other matters to know about:

o Although major changes tend to be infrequent, the fund's Board could change the fund's investment objective without shareholder approval. The Board will provide shareholders with at least 60 days' notice prior to making any changes to the fund's policy of investing exclusively in US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities and repurchase agreements backed by these instruments.



                                       7
PROSPECTUS August 1, 2018                                         Fund Details

o While the fund currently does not intend to impose a liquidity fee or redemption gate in connection with the implementation of federal regulations relating to money market funds that went into effect on October 14, 2016, the fund may elect to do so in the future.



o From time to time, the fund may have a concentration of shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the fund.



o Your fund assets may be at risk of being transferred to the appropriate state if you fail to maintain a valid address and/or if certain activity does not occur in your account within the time specified by state law. Contact your financial advisor or the transfer agent for additional information.



FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in the fund. If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).


Keep in mind that there is no assurance that the fund will achieve its objective.



A schedule of the fund's portfolio holdings, including information required by applicable regulations, is posted once each month on dws.com (the Web site does not form a part of this prospectus). Portfolio holdings as of each month-end are posted to the Web site within five business days of the date of the applicable portfolio holdings information. More frequent posting of portfolio holdings information may be made from time to time on dws.com. The posted portfolio holdings information is available by fund and generally remains accessible for a period of not less than six months. The fund also may post on the Web site, on the same or a more frequent basis, various depictions of portfolio characteristics such as the allocation of the portfolio across various security types, market sectors and sub-sectors and maturities, liquidity and risk characteristics of the portfolio. The fund's Statement of Additional Information includes a description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings.




WHO MANAGES AND OVERSEES THE FUND


THE INVESTMENT ADVISOR


DWS Investment Management Americas, Inc. ("DIMA" or the "Advisor"), with headquarters at 345 Park Avenue, New York, NY 10154, is the investment advisor for the fund. Under the oversight of the Board, the Advisor makes investment decisions, buys and sells securities for the fund and conducts research that leads to these purchase and sale decisions. Deutsche Bank AG reorganized its asset management division, Deutsche Asset Management, into a separate financial services firm, DWS Group GmbH & Co. KGaA ("DWS Group"). DWS Group is now a separate, publicly-listed financial services firm that is an indirect, majority-owned subsidiary of Deutsche Bank AG. The Advisor is an indirect, wholly-owned subsidiary of DWS Group. The Advisor and its predecessors have more than 90 years of experience managing mutual funds and provide a full range of global investment advisory services to institutional and retail clients.


DWS represents the asset management activities conducted by DWS Group or any of its subsidiaries, including DIMA, other affiliated investment advisors and DWS Distributors, Inc. ("DDI" or the "Distributor"). DWS is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.



MANAGEMENT FEE. The Advisor receives a management fee from the fund. Below are the actual rates paid by the fund for the most recent fiscal year, as a percentage of the fund's average daily net assets.




FUND NAME                        FEE PAID
------------------------  ---------------
DWS Government & Agency
Securities Portfolio            0.02%(*)
------------------------        ----


* Reflecting the effect of expense limitations and/or fee waivers then in effect.

The management fee for the fund is computed based on the combined average daily net assets of DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio, each a series of Cash Account Trust, and is allocated to the fund based upon the fund's relative net assets.

The Advisor has contractually agreed to reduce its management fee such that after allocation of the fee to each series of Cash Account Trust, the amount payable by Cash Account Trust - DWS Government & Agency Securities Portfolio will be limited to 0.05% of the average daily net assets of Cash Account Trust
- DWS Government & Agency Securities Portfolio.


From time to time, the Advisor may voluntarily waive a portion of its fees and/or reimburse certain operating expenses of the fund. These voluntary waivers and/or reimbursements may be terminated at any time at the option of the Advisor.



A discussion regarding the basis for the Board's approval of the fund's investment management agreement is contained in the most recent shareholder report for the annual period ended April 30 or semi-annual period ended October 31 (see "Shareholder reports" on the back cover).


Under a separate administrative services agreement between the fund and the Advisor, the fund pays the Advisor a fee of 0.10% of the fund's average daily net assets for providing most of the fund's administrative



                                       8
PROSPECTUS August 1, 2018                                         Fund Details
services. The administrative services fee discussed above is included in the fees and expenses table under "Other expenses."

MULTI-MANAGER STRUCTURE. The Advisor, subject to the approval of the Board, has ultimate responsibility to oversee any subadvisor to the fund and to recommend the hiring, termination and replacement of subadvisors. The fund and the Advisor have received an order from the SEC that permits the Advisor to appoint or replace certain subadvisors, to manage all or a portion of the fund's assets and enter into, amend or terminate a subadvisory agreement with certain subadvisors, in each case subject to the approval of the fund's Board but without obtaining shareholder approval ("multi-manager structure"). The multi-

manager structure applies to subadvisors that are not affiliated with the fund or the Advisor ("nonaffiliated subadvisors"), as well as subadvisors that are indirect or direct, wholly-owned subsidiaries of the Advisor or that are indirect or direct, wholly-owned subsidiaries of the same company that, indirectly or directly, wholly owns the Advisor ("wholly-owned subadvisors"). Pursuant to the SEC order, the Advisor, with the approval of the fund's Board, has the discretion to terminate any subadvisor and allocate and reallocate the fund's assets among any other nonaffiliated subadvisors or wholly-owned subadvisors (including terminating a nonaffiliated subadvisor and replacing it with a wholly-owned subadvisor). The fund and the Advisor are subject to the conditions imposed by the SEC order, including the condition that within 90 days of hiring a new subadvisor pursuant to the multi-manager structure, the fund will provide shareholders with an information statement containing information about the new subadvisor. The shareholders of the fund have approved the multi-manager structure described herein.




MANAGEMENT


A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.


                                       9
PROSPECTUS August 1, 2018                                         Fund Details

[GRAPHIC APPEARS HERE]





Investing in the Fund




     BUYING AND SELLING SHARES

The following pages describe the main policies associated with buying and selling shares of the fund. There is also information on dividends and taxes and other matters that may affect you as the shareholder.


Because the fund is available only through a financial advisor, such as a broker or financial institution, you should contact a representative of your financial advisor for instructions on how to buy or sell fund shares. For an analysis of the fees associated with an investment in the fund or similar funds, please refer to http://apps.finra.org/

fundanalyzer/1/fa.aspx (this Web site does not form a part of this prospectus).


MINIMUM INITIAL INVESTMENT


The minimum initial investment is $1,000 and the minimum investment with an automatic investment plan is $50. The minimum additional investment is $100. However, your financial advisor may set its own minimum investment.



FINANCIAL INTERMEDIARY SUPPORT PAYMENTS



The Advisor, the Distributor and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to the fund, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of fund shares or the retention and/or servicing of fund investors and fund shares ("revenue sharing"). Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of the fund, any recordkeeping/sub-transfer agency/networking fees payable by the fund (generally through the Distributor or an affiliate) and/or the Distributor or Advisor to certain financial advisors for performing such services and any sales charges, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the Financial Industry Regulatory Authority or other concessions described in the fee table or elsewhere in this prospectus or the Statement of Additional Information as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may, using their legitimate profits, compensate financial advisors for providing the fund with "shelf space" or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the fund on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and obtaining other forms of marketing support. In addition, revenue sharing payments may consist of the Distributor's and/or its affiliates' payment or reimbursement of ticket charges that would otherwise be assessed by a financial advisor on an investor's fund transactions.



The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the fund attributable to the financial advisor, the particular fund or fund type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.



The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS fund shares or the retention and/or servicing of investors to financial advisors in amounts that generally range from 0.01% up to 0.52% of assets of the fund serviced and maintained by the financial advisor, 0.05% to 0.25% of sales of the fund attributable to the financial advisor, a flat fee of up to $143,750, or any combination thereof. These amounts are annual figures typically paid on a quarterly basis and are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation may influence your financial advisor's recommendation of the fund or of any particular share class of the fund. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more




                                       10
PROSPECTUS August 1, 2018                                Investing in the Fund
information on how this compensation may have influenced your financial advisor's recommendation of the fund. Additional information regarding these revenue sharing payments is included in the fund's Statement of Additional Information, which is available to you on request at no charge (see the back cover of this prospectus for more information on how to request a copy of the Statement of Additional Information).


The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to retirement plans that obtain recordkeeping services from ADP, Inc. or to 403(b) plans that obtain recordkeeping services from Ascensus, Inc. on the DWS-branded retirement plan platform (the "Platform"). The level of revenue sharing payments is based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.


It is likely that broker-dealers that execute portfolio transactions for the fund will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the fund. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.



RULE 12B-1 PLAN

Service Shares of the fund have adopted a plan under Rule 12b-1 that authorizes the payment of an annual distribution services fee, payable monthly, of 0.60% of the fund's Service Shares average daily net assets attributable to such shares. Because 12b-1 fees are paid out of the fund's assets attributable to a particular share class on an ongoing basis, they will, over time, increase the cost of an investment in that share class and may cost more than paying other types of sales charges.



POLICIES YOU SHOULD KNOW ABOUT


Along with the information on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on distributions and taxes, applies to all investors, including those investing through a financial advisor.


If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are separate from those described in this prospectus. Please note that a financial advisor or other intermediary may charge fees separate from those charged by the fund and may be compensated by the fund.


Keep in mind that the information in this prospectus applies only to the shares offered herein. Other share classes are described in separate prospectuses and have different fees, requirements and services.



POLICIES ABOUT TRANSACTIONS


In accordance with requirements under anti-money laundering regulations, we may request additional information and/or documents to verify your identity. This information includes, but is not limited to, your name, address, date of birth and other identifying documentation. If after reasonable effort we are unable to obtain this information to verify your identity, in accordance with federal regulations, within the time frames established by the fund, we will provide you with written notification and we may reject your application and order.


The fund will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in "good order." The specific requirements for good order depend on the type of account and transaction and the method of purchase. Contact the transfer agent if you have any questions. After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the share price next calculated.


In the exercise of its sole discretion, the fund at any time may, without prior notice, refuse, cancel, limit or rescind any purchase; cancel or rescind any purchase order placed through a financial intermediary no later than the business day after the order is received by the financial intermediary; freeze account activity; and/or involuntarily redeem and close an existing account. Specifically, the fund reserves the right to involuntarily redeem an account
(i) in case of actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or
(ii) if the account owner fails to provide legally required information, including information and/or documentation related to identity verification, to the fund. The fund is not required to provide justification to a potential or existing shareholder for taking any such action. Please be advised that if the fund involuntarily redeems and closes your account, under tax laws, you may be required to recognize a gain or a loss or otherwise incur tax consequences.


With certain limited exceptions, only US residents may invest in the fund.


Because orders placed through a financial advisor must be forwarded to the transfer agent, you'll need to allow extra time for your order to be processed. Your financial advisor



                                       11
PROSPECTUS August 1, 2018                                Investing in the Fund
should be able to tell you approximately when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

TRANSACTION PROCESSING. Except as provided below, purchase, redemption and exchange orders must be received in good order by 4:00 p.m. Eastern time (or prior to the close of the fund, if the New York Stock Exchange closes early on such date) on a business day on which the fund is open in order to be effective on that day; otherwise such orders will be effective on the next business day. However, on a normal business day that the fund calculates its share price at 5:00 p.m. Eastern time as provided below, purchase orders with payment sent by wire and redemption orders with proceeds to be sent by wire, ACH or by check that are communicated by telephone (but not by the Automated Information Line) and are received in good order by 5:00 p.m. Eastern time on a business day will be effective on that business day.


Orders for the purchase of shares by wire transfer will normally be effective at the share price next computed after receipt of the wire transfer of the amount to be invested. If a wire transfer purchase order is received in good order before 5:00 p.m. Eastern time, it will normally receive the dividend for that day.


Shareholders known to the fund may notify the transfer agent in advance of their wire transfer purchase by calling the transfer agent prior to the 5:00 p.m. Eastern time cut-off time and providing the amount of the order. Shareholders will receive a confirmation number for the trade. If the fund receives the wire transfer before the close of the Federal Funds wire system, the trade will be entitled to that day's dividend. If the fund does not receive the wire transfer by the close of the Federal Funds wire system, the trade may not receive the dividend for that day and, depending upon the circumstances, the trade may receive the dividend for the following business day or may be canceled or rejected and, in any case, shareholders may be charged for any losses or fees that result, which may be paid by deductions from their account or otherwise. The fund's Distributor may refuse to allow any shareholder to trade with the fund in this manner and may require that the wire transfer of purchase proceeds be received before the trade is considered in good order.


Investments by check will be effective on the business day following receipt and will earn dividends the following business day.


Please contact your financial advisor for wire instructions and purchase orders.


Orders processed through dealers or other financial services firms via Fund/SERV will be effected at the share price calculated on the trade day (normally the date the order is received). Purchases processed via Fund/SERV will begin earning dividends on the day a fund receives the payment (typically the next business day). For redemptions processed via Fund/SERV, you generally will receive dividends accrued up to, but not including, the business day that payment for your shares is made.


When selling shares, shareholders generally receive dividends up to, but not including, the business day following the day on which the shares were sold. To sell shares, you must state whether you would like to receive the proceeds by wire or check.


In order to receive proceeds by wire, contact the transfer agent before 5:00 p.m. Eastern time. After you inform the transfer agent of the amount of your redemption, you will receive a trade confirmation number. If the fund receives a sell request before 5:00 p.m. Eastern time and the request calls for proceeds to be sent out by wire, the proceeds will normally be wired on the same day. However, the shares sold will not earn that day's dividend.


As noted below, proceeds of a redemption may be delayed. The ability to receive "same day" wire redemption proceeds can be affected by a variety of circumstances including the time that the request is made, the level of redemption requests and purchase orders and general market conditions. A request for a same day wire redemption that is received earlier in the day will be given priority over a request received later in the day in the event that it is necessary to limit the amount of same day wire redemptions.


SUB-MINIMUM BALANCES. The fund may close your account and send you the proceeds if your balance falls below $1,000; we will give you 60 days' notice so you can either increase your balance or close your account (this policy doesn't apply to most retirement accounts or if you have an automatic investment plan).


CHECKWRITING enables you to sell shares of the fund by writing a check. Your investment keeps earning dividends until your check clears. Please note that we will not accept checks for less than $250. Please note that you should not write checks for more than $5,000,000. Note as well that we can't honor any check larger than your balance at the time the check is presented to us. It is not a good idea to close out an account using a check because the account balance could change between the time you write the check and the time it is processed. Please keep in mind that if you make a purchase by check and that check has not yet cleared, those funds will not be available for immediate redemption.


THE FUND ACCEPTS AUTOMATED CLEARING HOUSE ("ACH") debit entries for accounts that have elected the checkwriting redemption privilege. Upon receipt of an ACH debit entry referencing your account number you authorize us to redeem shares in your account to pay the entry to the third party originating the debit. Your fund account statement will show all ACH debit entries in your account. IN CASE OF ERRORS OR QUESTIONS ABOUT YOUR TRANSACTIONS OR PRE-AUTHORIZED TRANSFERS please contact your financial advisor as soon as possible if you believe your statement



                                       12
PROSPECTUS August 1, 2018                                Investing in the Fund
reflects an improper charge or if you need more information about an ACH debit entry transaction. Your financial advisor must contact the Shareholder Service Agent within sixty (60) days of the fund sending you the first fund account statement on which an improper charge appears.

THE FUND DOES NOT ISSUE SHARE CERTIFICATES. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.



THE FUND ACCEPTS PAYMENT FOR SHARES ONLY IN US DOLLARS by a check drawn on a US bank, a bank or Federal Funds wire transfer or an electronic bank transfer. The fund does not accept third party checks. A third party check is a check made payable to one or more parties and offered as payment to one or more other parties (e.g., a check made payable to you that you offer as payment to someone else). Checks should be payable to DWS and drawn by you or a financial institution on your behalf with your name or account number included with the check. If you pay for shares by check and the check fails to clear, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees the fund or its agents have incurred.



SIGNATURE GUARANTEE. When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and have your signature guaranteed. However, if you want money transferred electronically to a bank account that is already on file with us, you don't need a signature guarantee. Also, generally you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.



A signature guarantee is simply a certification of your signature - a valuable safeguard against fraud. DWS accepts Medallion Signature Guarantees, which can be obtained from an eligible guarantor. Eligible guarantor institutions include commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange or any member or participant of an approved signature guarantor program. A notarized document cannot be accepted in lieu of a signature guarantee.


SELLING SHARES OF TRUST ACCOUNTS AND BUSINESS OR ORGANIZATION ACCOUNTS may require additional documentation. Please call DWS (see phone number on the back cover) or contact your financial advisor for more information.



MONEY FROM SHARES YOU SELL is sent out within one business day of the business day that your redemption order is effective except as discussed below. In addition, as described above under "Transaction Processing," requests for redemptions by wire received before the daily cut-off time will normally result in proceeds being sent out by wire on the same day. Redemption proceeds could be delayed when you are selling shares you bought recently by check or ACH (the funds will be placed under a 10 calendar day hold to ensure good funds) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes (e.g., redemption proceeds by wire) may also be delayed or unavailable when you are selling shares recently purchased or in the event of a non-routine closure of the Federal Reserve wire payment system.


Redemptions will generally be in the form of cash and the fund typically expects to satisfy redemption requests by using available cash or by selling portfolio securities if available cash is not sufficient to meet redemptions. The fund may also utilize inter-fund lending, though such use is expected to be rare. The fund may use any of these methods of satisfying redemption requests under normal or stressed market conditions.



The fund reserves the right to suspend or postpone redemptions as permitted pursuant to Section 22(e) of the 1940 Act. Those circumstances are when 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) the SEC determines that trading on the New York Stock Exchange is restricted; 3) the SEC determines that an emergency exists which makes the disposal of securities owned by the fund or the fair determination of the value of the fund's net assets not reasonably practicable; or 4) the SEC, by order or rule, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a non-routine closure of the Federal Reserve wire payment system. For additional rights reserved by the fund, please see "Other Rights We Reserve."



IF YOUR SHARES ARE REGISTERED DIRECTLY with the fund's transfer agent, you can sell them by sending a written request (with a signature guarantee) to:



DWS Service Company


Attn: Institutional Trading Desk
P.O. Box 219151
Kansas City, MO 64121-1614

SHORT-TERM TRADING. Since money market funds hold short-term instruments and are intended to provide liquidity to shareholders, the Advisor does not monitor or limit short-term or excessive trading activity in the fund and, accordingly, the Board of the fund has not approved any policies and procedures designed to limit this activity. However, the fund reserves the right to and may reject or cancel a purchase or exchange order into the fund for any reason, including if, in the opinion of the Advisor, there appears to be a pattern of short-term or excessive trading by an investor in another DWS fund.




HOW THE FUND CALCULATES SHARE PRICE


To calculate net asset value, or NAV, each share class uses the following equation:



                                       13
PROSPECTUS August 1, 2018                                Investing in the Fund

        TOTAL          TOTAL                 TOTAL NUMBER OF
               -                                               =    NAV
                                       /
  (                               )
       ASSETS       LIABILITIES            SHARES OUTSTANDING

The price at which you buy and sell shares is based on the NAV per share next calculated after the order is received and accepted by the transfer agent.


IN VALUING SECURITIES, we typically use amortized cost to account for any premiums or discounts above or below the face value of any securities the fund buys, and round the per share NAV to the nearest whole cent.


THE FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange (the "Exchange") is open. Normally, the fund calculates its share price once every business day at 5:00 p.m. Eastern time. In the event of scheduled partial day trading or unscheduled suspensions of trading on the Exchange, the calculation of share price shall be as of the close of trading on the Exchange. In such instances, the latest time for receipt of wire purchase transactions entitled to receive same day dividend treatment and for receipt of redemption orders for same day wire transfer of proceeds will be the earlier of: (a) 5:00 p.m. Eastern time or (b) the early closing time of the Exchange.



The fund may, but is not required to, accept certain types of purchase and redemption orders (not including exchanges) on days that the Exchange is closed, or beyond an Exchange early closing time (referred to as a "Limited Trading Period") if: (a) the Federal Reserve system is open, (b) the primary trading markets for the fund's portfolio instruments are open and (c) the Advisor believes there will be adequate liquidity in the short-term markets. During any such Limited Trading Period, the fund will only accept purchase orders by wire with advance telephone notification and telephone redemption orders with proceeds to be sent by wire, ACH or check and will not accept orders by any other means. (Automated Telephone Line orders are not permitted.) If redemption proceeds are requested by ACH or check, the transmission of the ACH payment or the mailing of the check, as the case may be, will be delayed by at least one business day in comparison to normal trading periods. Orders submitted by other means will be processed on the next day that the Exchange is open. The calculation of share price will be as set forth in the prospectus for normal trading days. Orders must be submitted by the cut-off times for receipt of wire purchases entitled to that day's dividend and for receipt of telephone redemption orders for same day wire transfer, which will be the earlier of: (a) the times set forth in the prospectus for normal trading days or (b) such earlier times that the fund determines based on the criteria described above. If redemption proceeds are requested by ACH or check, orders must be received prior to the calculation of share price. Please call (877) 237-1131 or visit our Web site at dws.com (the Web site does not form part of this prospectus) for additional information about whether the fund will be open for business on a particular day. Information concerning the intention of the fund to be open for a Limited Trading Period will be available at least one business day prior to the applicable day that the Exchange is closed or is closing early in the case of scheduled closings and as soon as practical in the case of unscheduled closings.




OTHER RIGHTS WE RESERVE


You should be aware that we may do any of the following:

o  withdraw or suspend the offering of shares at any time

o withhold a portion of your distributions and redemption proceeds if we have been notified by the Internal Revenue Service that you are subject to backup withholding, if you fail to provide us with the correct taxpayer ID number and certain certifications, including certification that you are not subject to backup withholding, or if you are otherwise subject to withholding

o reject a new account application if you don't provide any required or requested identifying information, or for any other reason

o refuse, cancel, limit or rescind any purchase order, without prior notice; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the fund's best interests or when the fund is requested or compelled to do so by governmental authority or by applicable law

o close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account; you may recognize a gain or loss on the redemption of your fund shares and you may incur a tax liability

o change, add or withdraw various services, fees and account policies (for example, we may adjust the fund's investment minimums at any time). All orders to purchase shares of a fund are subject to acceptance and are not binding until confirmed or accepted in writing



UNDERSTANDING DISTRIBUTIONS AND TAXES


The fund intends to distribute to its shareholders virtually all of its net earnings. The fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (The fund's earnings are separate from any gains or losses stemming from your own purchase and sale of shares.) The fund may not always pay a dividend or distribution for a given period.


THE FUND'S INCOME DIVIDENDS ARE DECLARED DAILY AND PAID MONTHLY TO SHAREHOLDERS. The fund may take into account capital gains and losses (other than net long-term



                                       14
PROSPECTUS August 1, 2018                                Investing in the Fund
capital gains) in its daily dividend declarations. The fund may make additional distributions for tax purposes, if necessary.

Dividends declared and payable to shareholders of record in the last quarter of a given calendar year are treated for federal income tax purposes as if they were received by shareholders and paid by the fund on December 31 of that year, if such dividends are actually paid in January of the following year.


YOU CAN CHOOSE HOW TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS. You may have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, by wire, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. You will receive any unpaid dividends upon redeeming your entire account, unless you elect to receive unpaid dividends on the next monthly dividend payment date.


Dividends and distributions are treated the same for federal income tax purposes whether you receive them in cash or reinvest them in additional shares.


Because the fund seeks to maintain a stable share price, you are unlikely to have capital gains or losses when you sell fund shares.


However, there can be no assurance that the fund will be able to maintain a stable share price. If the fund is not able to maintain a stable share price or your basis in your fund shares differs from the amount received for the shares when the shares are sold, the sale may result in a taxable gain or loss for federal income tax purposes. Unless you elect the simplified NAV method of accounting (discussed below), you will generally recognize gain or loss equal to the difference between the amount realized on the sale and your basis in your shares that were sold. In general, any gain or loss realized upon a taxable disposition of shares will be treated for federal income tax purposes as long-term capital gain or loss if the shares have been held for more than twelve months. Otherwise, the gain or loss on the taxable disposition of shares of the fund will generally be treated for federal income tax purposes as short-term capital gain or loss. Corporations are taxed at the same rates on ordinary income and capital gains.



Capital losses may be subject to limitations on their use by a shareholder. For federal income tax purposes, an exchange is treated the same as a sale.



If you elect to adopt the simplified NAV method of accounting, rather than computing gain or loss on every taxable disposition of fund shares as described above, you would recognize gain or loss based on the aggregate value of your fund shares during the computation period. Your gain or loss would generally equal (i) the aggregate fair market value of your shares in the fund at the end of the computation period, (ii) minus the aggregate fair market value of your shares at the end of the prior computation period, (iii) minus your "net investment" in the fund for the computation period. Your net investment is the aggregate cost of fund shares purchased during the computation period (including reinvested dividends) minus the aggregate amount received in taxable redemptions of fund shares during the same period. The computation period may be your taxable year or a shorter period, as long as all computation periods contain days from only one taxable year and every day during the taxable year falls within one and only one computation period. Any capital gain or loss realized under the NAV method will be a short-term capital gain or loss. Please consult your own tax advisor to determine if the NAV method is appropriate for your individual circumstances.


For federal income tax purposes, distributions of net investment income are taxable as ordinary income. The fund does not expect to make distributions that are eligible for taxation as long-term capital gains or as qualified dividend income.


For most shareholders, a portion of the dividends from the fund is generally exempt from state and local income taxes. However, a portion of the fund's dividends may be taxable as ordinary income if it came from investments in taxable securities, tax-exempt market discount bonds, or as the result of short or long-term capital gains.


YOUR FUND WILL SEND YOU DETAILED FEDERAL INCOME TAX INFORMATION EARLY EACH YEAR. These statements tell you the amount and the federal income tax classification of any dividends or distributions you received.


A 3.8% Medicare contribution tax is imposed on the "net investment income" of individuals, estates and trusts to the extent their income exceeds certain threshold amounts. For this purpose, net investment income generally includes dividends that are taxable for federal income tax purposes and net gains recognized on the sale, redemption or exchange of fund shares.


If the fund's distributions exceed its current and accumulated earnings and profits, the excess will be treated for federal income tax purposes as a return of capital to the extent of your basis in your shares and thereafter as a capital gain. A return of capital distribution reduces the basis of your shares. As a result, even though the fund seeks to maintain a stable share price, you may recognize a capital gain when you sell your shares if you have received a return of capital distribution.


Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investment, including any state and local tax consequences.


The above discussion summarizes certain federal income tax consequences for shareholders who are US persons. If you are a non-US person, please consult your own tax



                                       15
PROSPECTUS August 1, 2018                                Investing in the Fund
advisor with respect to the US and foreign tax consequences to you of an investment in the fund. For more information, see "Taxes" in the Statement of Additional Information.

                                       16
PROSPECTUS August 1, 2018                                Investing in the Fund

[GRAPHIC APPEARS HERE]





Financial Highlights



The financial highlights are designed to help you understand recent financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's annual report (see "Shareholder reports" on the back cover).



DWS GOVERNMENT & AGENCY SECURITIES PORTFOLIO - SERVICE SHARES





                                                                        YEARS ENDED APRIL 30,
                                                     2018         2017          2016          2015          2014
                                                  ----------  ------------  ------------  ------------  ------------
SELECTED PER SHARE DATA
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  1.00      $ 1.00        $ 1.00        $ 1.00        $ 1.00
------------------------------------------------   -------      ------        ------        ------        ------
Income (loss) from investment operations:
  Net investment income                                .002        .000*         .000*         .000*         .000*
------------------------------------------------   --------     -------       -------       -------       -------
  Net realized gain (loss)                            .000*        .000*       ( .000)*        .000*       ( .000)*
------------------------------------------------   --------     -------       -------       -------       -------
  TOTAL FROM INVESTMENT OPERATIONS                    .002         .000*         .000*         .000*         .000*
------------------------------------------------   --------     -------       -------       -------       -------
Less distributions from:
  Net investment income                             ( .002)      ( .000)*      ( .000)*      ( .000)*      ( .000)*
------------------------------------------------   --------     -------       -------       -------       -------
NET ASSET VALUE, END OF PERIOD                     $ 1.00       $ 1.00        $ 1.00        $ 1.00        $ 1.00
------------------------------------------------   --------     -------       -------       -------       -------
Total Return (%)(a)                                   .23          .01           .01           .01           .01
------------------------------------------------   --------     -------       -------       -------       -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                  46           32            46            64            45
------------------------------------------------   --------     -------       -------       -------       -------
Ratio of expenses before expense reductions (%)      1.03         1.04          1.04          1.04          1.04
-------------------------------------------------  --------     -------       -------       -------       -------
Ratio of expenses after expense reductions (%)        .98          .48           .20           .08           .08
-------------------------------------------------  --------     -------       -------       -------       -------
Ratio of net investment income (%)                    .22          .01           .01           .01           .01
-------------------------------------------------  --------     -------       -------       -------       -------



a Total return would have been lower had certain expenses not been reduced.

* Amount is less than $.0005.

                                       17
PROSPECTUS August 1, 2018                                 Financial Highlights

[GRAPHIC APPEARS HERE]





Appendix



HYPOTHETICAL EXPENSE SUMMARY

Using the annual fund operating expense ratios presented in the fee tables in the fund prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the fund held for the next 10 years and the impact of such fees and expenses on fund returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the fund may be higher or lower than 5% and, for money market funds, is typically less than 5%. The tables also assume that all dividends and distributions are reinvested. The annual fund expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the fund that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.


The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the fund's prospectus to consider the investment objective, risks, expenses and charges of the fund prior to investing.



DWS GOVERNMENT & AGENCY SECURITIES PORTFOLIO - SERVICE SHARES





            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.03%         3.97%       $ 10,397.00    $   105.04
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.03%         8.10%       $ 10,809.76    $   109.21
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.03%        12.39%       $ 11,238.91    $   113.55
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.03%        16.85%       $ 11,685.09    $   118.06
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.03%        21.49%       $ 12,148.99    $   122.75
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.03%        26.31%       $ 12,631.31    $   127.62
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.03%        31.33%       $ 13,132.77    $   132.68
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.03%        36.54%       $ 13,654.14    $   137.95
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.03%        41.96%       $ 14,196.21    $   143.43
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.03%        47.60%       $ 14,759.80    $   149.12
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,259.41
---                                                                  ----------



                                       18
PROSPECTUS August 1, 2018                                             Appendix

TO GET MORE INFORMATION

SHAREHOLDER REPORTS. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected fund performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI). This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).



For a free copy of any of these documents or to request other information about the fund, contact DWS at the phone number or address listed below. SAIs and shareholder reports are also available through the DWS web site at dws.com. These documents and other information about the fund are available from the EDGAR Database on the SEC's Internet site at sec.gov. If you like, you may obtain copies of this information, after paying a duplicating fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below.



You can also review and copy these documents and other information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 551-8090.


In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial advisor or call the number provided.


CONTACT INFORMATION



DWS               PO Box 219151
                  Kansas City, MO
                  64121-9151
                  dws.com
                  (800) 730-1313
SEC               Public Reference Section
                  Washington, D.C. 20549-1520
                  SEC.GOV
DISTRIBUTOR       DWS Distributors, Inc.
                  222 South Riverside Plaza
                  Chicago, IL 60606-5808
                  (800) 621-1148
SEC FILE NUMBER   Cash Account Trust
                  DWS Government & Agency Securities
                  Portfolio
                  811-05970



                                                                      [DWS Logo]







(08/01/18) CATS-1

                                                                     [DWS Logo]



Prospectus

August 1, 2018







DWS Tax-Exempt Portfolio
(formerly Deutsche Tax-Exempt Portfolio)
CLASS/TICKER                              SERVICE SHARES    CHSXX



As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

[GRAPHIC APPEARS HERE]



Table of Contents






DWS TAX-EXEMPT PORTFOLIO
Investment Objective...............................  1
Fees and Expenses of the Fund......................  1
Principal Investment Strategy......................  1
Main Risks.........................................  1
Past Performance...................................  3
Management.........................................  3
Purchase and Sale of Fund Shares...................  3
Tax Information....................................  4
Payments to Broker-Dealers and
Other Financial Intermediaries.....................  4
FUND DETAILS
Additional Information About Fund Strategies and
Risks..............................................  5
Other Policies.....................................  8
Who Manages and Oversees the Fund..................  8
Management.........................................  9
INVESTING IN THE FUND
Buying and Selling Shares.......................... 10
Financial Intermediary Support Payments............ 10
Policies You Should Know About..................... 11
Policies About Transactions........................ 11
How the Fund Calculates Share Price................ 14
Other Rights We Reserve............................ 15
Understanding Distributions and Taxes.............. 15
FINANCIAL HIGHLIGHTS............................... 18
APPENDIX........................................... 19
Hypothetical Expense Summary....................... 19


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YOUR INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, ENTITY OR PERSON.
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                                                                     [DWS Logo]






DWS Tax-Exempt Portfolio

(formerly Deutsche Tax-Exempt Portfolio)




INVESTMENT OBJECTIVE


The fund seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares.


SHAREHOLDER FEES


(paid directly from your investment)   None
-------------------------------------- -----

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)



Management fee                            0.07
-------------------------------------     ----
Distribution/service (12b-1) fees         0.60
-------------------------------------     ----
Other expenses                            0.48
-------------------------------------     ----
TOTAL ANNUAL FUND OPERATING EXPENSES      1.15
-------------------------------------     ----


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




       1 YEAR    3 YEARS    5 YEARS   10 YEARS
     --------  ---------  ---------  ---------
     $117         $365       $633    $1,398
---  ----         ----       ----    ------


PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities, the income from which is free from regular federal income tax and alternative minimum tax (AMT). This policy is fundamental and may not be changed without shareholder approval.


The fund is a money market fund that is managed in accordance with federal regulations, which govern the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest.


The fund follows policies designed to maintain a stable $1.00 share price.


The fund may invest in municipal trust receipts (MTRs), general obligation and revenue notes and bonds, municipal obligations backed by third parties, obligations of the territories or Commonwealths of the US and other municipal instruments paying a fixed, variable or floating interest rate.


The fund is designed for investors in a moderate to high tax bracket who are interested in federal tax-exempt income along with the liquidity and stability that a money market fund is designed to offer.


MANAGEMENT PROCESS. Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.



MAIN RISKS


There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.


MONEY MARKET FUND RISK. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon



                                       1
PROSPECTUS August 1, 2018                             DWS Tax-Exempt Portfolio
the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.


INTEREST RATE RISK. Rising interest rates could cause the value of the fund's investments - and therefore its share price as well - to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund's ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.



CREDIT RISK. The fund's performance could be hurt and the fund's share price could fall below $1.00 if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation.


LIQUIDITY AND TRANSACTION RISK. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there are no willing buyers and an instrument cannot be readily sold at a desired time or price, the fund may have to accept a lower price or may not be able to sell the instrument at all. If dealer capacity in debt instruments is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the debt markets. Additionally, market participants other than the fund may attempt to sell debt holdings at the same time as the fund, which could cause downward pricing pressure and contribute to illiquidity. An inability to sell one or more portfolio securities can adversely affect the fund's ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities.


Unusual market conditions, an unusually high volume of redemption requests or other similar conditions could cause the fund to be unable to pay redemption proceeds within a short period of time. If the fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the fund's ability to maintain a $1.00 share price.


MUNICIPAL SECURITIES RISK. The fund could be impacted by events in the municipal securities market, including the supply and demand for municipal securities. Negative events, such as severe fiscal difficulties, bankruptcy of one or more issuers, an economic downturn, unfavorable legislation, court rulings or political developments, or reduced monetary support from the federal government could hurt fund performance.


SECURITY SELECTION RISK. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market funds and could result in a decline in share price.


MUNICIPAL TRUST RECEIPTS RISK. The fund's investment in MTRs is subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal securities. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the fund.


TAX RISK. Any distributions to shareholders that represent income from taxable securities will generally be taxable as ordinary income at both the state and federal levels, while other distributions, such as capital gains, are taxable to the same extent they would be for any mutual fund. New federal or state governmental action could adversely affect the tax-exempt status of securities held by the fund, resulting in a higher tax liability for shareholders and potentially hurting fund performance as well.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


US TERRITORY AND COMMONWEALTH OBLIGATIONS RISK. Adverse political and economic conditions and developments affecting any territory or Commonwealth of the US may, in turn, negatively affect the value of the fund's holdings in such obligations.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of



                                       2
PROSPECTUS August 1, 2018                             DWS Tax-Exempt Portfolio
the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


RISKS OF HOLDING CASH. The fund will at times hold cash positions, which may hurt the fund's performance. Cash positions may also subject the fund to additional risks and costs, including any fees imposed by the fund's custodian for large cash balances.



FEES AND GATES RISK. The fund has adopted policies and procedures such that the fund will be able to impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions for up to 10 business days in any 90 day period in the event that the fund's liquidity falls below required minimums. A liquidity fee would reduce the amount shareholders receive upon redemption of shares. Redemption gates would prevent shareholders from redeeming fund shares.


OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.



PAST PERFORMANCE



How a fund's returns vary from year to year can give an idea of its risk. Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. The 7-DAY YIELD, which is often referred to as the "current yield," is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. For more recent performance figures and the current yield, go to dws.com (the Web site does not form a part of this prospectus) or call the telephone number included in this prospectus.



CALENDAR YEAR TOTAL RETURNS (%) (Service Shares)

Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]










  2008      2009      2010      2011      2012      2013      2014      2015      2016      2017
  1.38      0.02      0.01      0.02      0.02      0.04      0.03      0.02      0.09      0.02







                   RETURNS   PERIOD ENDING
 BEST QUARTER     0.45%      March 31, 2008
 WORST QUARTER    0.00%      March 31, 2010
 YEAR-TO-DATE     0.10%      June 30, 2018


AVERAGE ANNUAL TOTAL RETURNS

(For periods ended 12/31/2017 expressed as a %) (Service Shares)




           CLASS          1          5         10
       INCEPTION       YEAR      YEARS      YEARS
     -----------  ---------  ---------  ---------
     5/13/2005        0.02       0.04       0.16
---  ---------        ----       ----       ----


Total returns would have been lower if operating expenses had not been reduced.


For more recent performance information, contact the financial services firm from which you obtained this prospectus.



MANAGEMENT


INVESTMENT ADVISOR


DWS Investment Management Americas, Inc.




PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT

The minimum initial investment is $1,000 and the minimum investment with an automatic investment plan is $50. The minimum additional investment is $100. However, your financial advisor may set its own minimum investment.


TO PLACE ORDERS

The fund is available only through a financial advisor, such as a broker or financial institution. You should contact a representative of your financial advisor for instructions on how to buy or sell fund shares. However, if your shares are registered directly with the fund's transfer agent, you can sell them by sending a written request (with a signature guarantee) to:




TYPE               ADDRESS
-----------------  ---------------------------------
REGULAR MAIL
  Exchanges and    DWS Service Company
  Redemptions      Attn: Institutional Trading Desk
                   P.O. Box 219151
                   Kansas City, MO 64121-9151



The fund is generally open on days when the New York Stock Exchange is open for regular trading. Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by mail or by telephone.


THE FUND'S SHARES ARE AVAILABLE FOR PURCHASE ONLY BY NATURAL PERSONS. The fund has implemented policies and procedures that are reasonably designed to limit beneficial ownership of the fund's shares to natural persons.


Any new investors wishing to purchase shares of the fund may be required to demonstrate eligibility. If the fund subsequently determines that a beneficial owner of fund shares is not a natural person, then the fund, upon notice, will involuntarily redeem all of the shares of such ineligible investor and send the net proceeds to the investor.



                                       3
PROSPECTUS August 1, 2018                             DWS Tax-Exempt Portfolio

TAX INFORMATION


The fund's distributions are generally exempt from regular federal income tax. A portion of the fund's dividends may be subject to federal income tax, including the federal alternative minimum tax.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund, the Advisor, and/or the Advisor's affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.


                                       4
PROSPECTUS August 1, 2018                             DWS Tax-Exempt Portfolio

[GRAPHIC APPEARS HERE]





Fund Details



ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS



INVESTMENT OBJECTIVE


The fund seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities, the income from which is free from regular federal income tax and alternative minimum tax (AMT). This policy is fundamental and may not be changed without shareholder approval. The fund may invest in municipal securities of various locales, including any territory or Commonwealth of the US.


The fund is a money market fund that is managed in accordance with federal regulations, which govern the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. The fund follows policies designed to seek to maintain a stable $1.00 share price:

o Fund securities are denominated in US dollars and, at the time of purchase, have remaining maturities of 397 days (about 13 months) or less, or have certain maturity shortening features (such as interest rate resets and demand features) that have the effect of reducing their maturities to 397 days or less.

o The fund maintains a dollar-weighted average maturity of (i) 60 days or less and (ii) 120 days or less determined without regard to interest rate resets.

o  The fund maintains certain minimum liquidity standards such that:

   - the fund may not purchase a security other than a security offering weekly liquidity if, immediately after purchase, the fund would have invested less than 30% of its total assets in securities offering weekly liquidity (includes securities that mature or are subject to demand within five business days, cash, direct US government obligations and government agency discount notes with remaining maturities of 60 days or less); and

   - the fund may not purchase an illiquid security if, immediately after purchase, the fund would have invested more than 5% of its total assets in illiquid securities (securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the market value ascribed to them by the fund).
The fund pursues its objective by investing in high quality, short-term municipal obligations.


The fund is designed for investors in a moderate to high tax bracket who are interested in federal tax-exempt income along with the liquidity and stability that a money market fund is designed to offer.


The fund primarily invests in the following types of investments:

o Municipal trust receipts (MTRs), also called municipal asset-backed securities, floating rate trust certificates, or municipal securities trust receipts. MTRs are trusts that hold municipal securities and that offer purchasers (such as the fund) a conditional right to sell their interest in the underlying securities to a financial institution at par value plus accrued interest. The fund may invest up to 50% of its net assets in MTRs, as well as an additional 10% of net assets on a temporary basis to manage inflows into the fund.

o General obligation notes and bonds, which an issuer backs with its full faith and credit (taxing power).

o Revenue notes and bonds, which are payable from specific revenue sources. These are often tied to the public works projects the bonds are financing, but are not generally backed by the issuer's taxing power.

o Tax-exempt commercial paper, which is tax-exempt debt of borrowers that typically matures in 270 days or less.

o Short-term municipal notes, such as tax anticipation notes, that are issued in anticipation of the receipt of tax revenues.

o Municipal obligations backed by letters of credit (a document issued by a bank guaranteeing the issuer's payments for a stated amount), general bank guarantees or municipal bond insurance.



                                       5
PROSPECTUS August 1, 2018                                         Fund Details

o Floating rate bonds, whose interest rates vary with changes in specified market rates or indices. The fund may invest in high quality floating rate bonds with maturities of one year or more if it has the right to sell them back at their face value within 397 days of purchase.

o Tax-exempt private activity bonds, which are revenue bonds that finance non-governmental activities, such as private industry construction and which meet certain tax law requirements.

o Securities of other investment companies, including variable rate demand preferred securities of closed-end investment companies that are eligible for purchase by money market funds (generally, because such preferred securities are structured as unconditional demand instruments with a third party demand provider, i.e., guarantor).

o Obligations of the territories and Commonwealths of the US, such as Puerto Rico, the US Virgin Islands, Guam and their agencies and authorities.

MANAGEMENT PROCESS. The fund buys short-term municipal obligations that the Advisor determines present minimal credit risks.


In considering whether a security presents minimal credit risks, the Advisor will analyze the capacity of the security's issuer or guarantor to meet its financial obligations, which includes, as appropriate, with respect to the issuer or guarantor the following factors: (i) financial condition, (ii) sources of liquidity, (iii) ability to react to future market-wide and issuer specific events, including ability to repay debt in a highly adverse situation; and (iv) competitive position within its industry and industry strength within the economy and relative to economic trends.



Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.


Portfolio management may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.



MAIN RISKS


There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.


MONEY MARKET FUND RISK. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.



INTEREST RATE RISK. Rising interest rates could cause the value of the fund's investments - and therefore its share price as well - to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund's ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.



CREDIT RISK. The fund's performance could be hurt and the fund's share price could fall below $1.00 if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation.


For securities that rely on third-party guarantors to support their credit quality, the same risks may apply if the financial condition of the guarantor deteriorates or the guarantor ceases to insure securities. Because guarantors may insure many types of securities, including subprime mortgage bonds and other high-risk bonds, their financial condition could deteriorate as a result of events that have little or no connection to securities owned by the fund.


LIQUIDITY AND TRANSACTION RISK. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there are no willing buyers and an instrument cannot be readily sold at a desired time or price, the fund may have to accept a lower price or may not be able to sell the instrument at all. If dealer capacity in debt instruments is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the debt markets. Additionally, market participants other than the fund may attempt to sell debt holdings at the same time as the fund, which could cause downward pricing pressure and contribute to illiquidity. An inability to sell one or more portfolio securities can adversely affect the fund's ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities.



                                       6
PROSPECTUS August 1, 2018                                         Fund Details

Unusual market conditions, an unusually high volume of redemption requests or other similar conditions could cause the fund to be unable to pay redemption proceeds within a short period of time. If the fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the fund's ability to maintain a $1.00 share price.


MUNICIPAL SECURITIES RISK. The fund could be impacted by events in the municipal securities market, including the supply and demand for municipal securities. Negative events, such as severe fiscal difficulties, bankruptcy of one or more issuers, an economic downturn, unfavorable legislation, court rulings or political developments, or reduced monetary support from the federal government could hurt fund performance.


SECURITY SELECTION RISK. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market funds and could result in a decline in share price.


MUNICIPAL TRUST RECEIPTS RISK. The fund's investment in MTRs is subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal securities. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the fund.


TAX RISK. Any distributions to shareholders that represent income from taxable securities will generally be taxable as ordinary income at both the state and federal levels, while other distributions, such as capital gains, are taxable to the same extent they would be for any mutual fund. New federal or state governmental action could adversely affect the tax-exempt status of securities held by the fund, resulting in a higher tax liability for shareholders and potentially hurting fund performance as well.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


US TERRITORY AND COMMONWEALTH OBLIGATIONS RISK. Adverse political and economic conditions and developments affecting any territory or Commonwealth of the US may, in turn, negatively affect the value of the fund's holdings in such obligations.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.



RISKS OF HOLDING CASH. The fund will at times hold cash positions, which may hurt the fund's performance. Cash positions may also subject the fund to additional risks and costs, including any fees imposed by the fund's custodian for large cash balances.



FEES AND GATES RISK. The fund has adopted policies and procedures such that the fund will be able to impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions for up to 10 business days in any 90 day period in the event that the fund's liquidity falls below required minimums. A liquidity fee would reduce the amount shareholders receive upon redemption of shares. Redemption gates would prevent shareholders from redeeming fund shares.


OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.


Cyber-attacks may include unauthorized attempts by third parties to improperly access, modify, disrupt the operations of, or prevent access to the systems of the fund's service providers or counterparties, issuers of securities held by the fund or other market participants or data within them. In addition, power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.



Cyber-attacks, disruptions, or failures may adversely affect the fund and its shareholders or cause reputational damage and subject the fund to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value, and impede trading). In addition, cyber-attacks, disruptions, or failures involving a fund counterparty could affect such




                                       7
PROSPECTUS August 1, 2018                                         Fund Details
counterparty's ability to meet its obligations to the fund, which may result in losses to the fund and its shareholders. Similar types of operational and technology risks are also present for issuers of securities held by the fund, which could have material adverse consequences for such issuers, and may cause the fund's investments to lose value. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund, or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will address the possibility of and fallout from cyber-attacks, disruptions, or failures. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund, or other market participants.



OTHER POLICIES


While the previous pages describe the main points of the fund's strategy and risks, there are a few other matters to know about:

o Although major changes tend to be infrequent, the fund's Board could change the fund's investment objective without shareholder approval.

o For temporary defensive purposes, or when acceptable short-term municipal securities are not available, more than 20% of the fund's net assets may be held in cash or invested in short-term taxable instruments, including obligations of the US government, its agencies or instrumentalities, other short-term high quality rated debt securities or, if unrated, determined to be of comparable quality in the opinion of the Advisor, commercial paper, bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances, and repurchase agreements. Short-term investments may also include shares of money market funds. To the extent the fund invests in such instruments, the fund will not be pursuing its investment objective. However, portfolio management may choose not to use these strategies for various reasons, even in volatile market conditions.



o From time to time, the fund may have a concentration of shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the fund.



o Your fund assets may be at risk of being transferred to the appropriate state if you fail to maintain a valid address and/or if certain activity does not occur in your account within the time specified by state law. Contact your financial advisor or the transfer agent for additional information.



FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in the fund. If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).


Keep in mind that there is no assurance that the fund will achieve its objective.



A schedule of the fund's portfolio holdings, including information required by applicable regulations, is posted once each month on dws.com (the Web site does not form a part of this prospectus). Portfolio holdings as of each month-end are posted to the Web site within five business days of the date of the applicable portfolio holdings information. More frequent posting of portfolio holdings information may be made from time to time on dws.com. The posted portfolio holdings information is available by fund and generally remains accessible for a period of not less than six months. The fund also may post on the Web site, on the same or a more frequent basis, various depictions of portfolio characteristics such as the allocation of the portfolio across various security types, market sectors and sub-sectors and maturities, liquidity and risk characteristics of the portfolio. The fund's Statement of Additional Information includes a description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings.




WHO MANAGES AND OVERSEES THE FUND


THE INVESTMENT ADVISOR


DWS Investment Management Americas, Inc. ("DIMA" or the "Advisor"), with headquarters at 345 Park Avenue, New York, NY 10154, is the investment advisor for the fund. Under the oversight of the Board, the Advisor makes investment decisions, buys and sells securities for the fund and conducts research that leads to these purchase and sale decisions. Deutsche Bank AG reorganized its asset management division, Deutsche Asset Management, into a separate financial services firm, DWS Group GmbH & Co. KGaA ("DWS Group"). DWS Group is now a separate, publicly-listed financial services firm that is an indirect, majority-owned subsidiary of Deutsche Bank AG. The Advisor is an indirect, wholly-owned subsidiary of DWS Group. The Advisor and its predecessors have more




                                       8
PROSPECTUS August 1, 2018                                         Fund Details
than 90 years of experience managing mutual funds and provide a full range of global investment advisory services to institutional and retail clients.

DWS represents the asset management activities conducted by DWS Group or any of its subsidiaries, including DIMA, other affiliated investment advisors and DWS Distributors, Inc. ("DDI" or the "Distributor"). DWS is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.



MANAGEMENT FEE. The Advisor receives a management fee from the fund. Below is the actual rate paid by the fund for the most recent fiscal year, as a percentage of the fund's average daily net assets.




FUND NAME                         FEE PAID
-------------------------  ---------------
DWS Tax-Exempt Portfolio         0.00%(*)
--------------------------       ----


* Reflecting the effect of expense limitations and/or fee waivers then in effect.

The management fee for the fund is computed based on the combined average daily net assets of DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio, each a series of Cash Account Trust, and is allocated to the fund based upon the fund's relative net assets.

From time to time, the Advisor may voluntarily waive a portion of its fees and/or reimburse certain operating expenses of the fund. These voluntary waivers and/or reimbursements may be terminated at any time at the option of the Advisor.



A discussion regarding the basis for the Board's approval of the fund's investment management agreement is contained in the most recent shareholder report for the annual period ended April 30 or semi-annual period ended October 31 (see "Shareholder reports" on the back cover).


Under a separate administrative services agreement between the fund and the Advisor, the fund pays the Advisor a fee of 0.10% of the fund's average daily net assets for providing most of the fund's administrative services. The administrative services fee discussed above is included in the fees and expenses table under "Other expenses."


MULTI-MANAGER STRUCTURE. The Advisor, subject to the approval of the Board, has ultimate responsibility to oversee any subadvisor to the fund and to recommend the hiring, termination and replacement of subadvisors. The fund and the Advisor have received an order from the SEC that permits the Advisor to appoint or replace certain subadvisors, to manage all or a portion of the fund's assets and enter into, amend or terminate a subadvisory agreement with certain subadvisors, in each case subject to the approval of the fund's Board but without obtaining shareholder approval ("multi-manager structure"). The multi-

manager structure applies to subadvisors that are not affiliated with the fund or the Advisor ("nonaffiliated subadvisors"), as well as subadvisors that are indirect or direct, wholly-owned subsidiaries of the Advisor or that are indirect or direct, wholly-owned subsidiaries of the same company that, indirectly or directly, wholly owns the Advisor ("wholly-owned subadvisors"). Pursuant to the SEC order, the Advisor, with the approval of the fund's Board, has the discretion to terminate any subadvisor and allocate and reallocate the fund's assets among any other nonaffiliated subadvisors or wholly-owned subadvisors (including terminating a nonaffiliated subadvisor and replacing it with a wholly-owned subadvisor). The fund and the Advisor are subject to the conditions imposed by the SEC order, including the condition that within 90 days of hiring a new subadvisor pursuant to the multi-manager structure, the fund will provide shareholders with an information statement containing information about the new subadvisor. The shareholders of the fund have approved the multi-manager structure described herein.




MANAGEMENT


A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.


                                       9
PROSPECTUS August 1, 2018                                         Fund Details

[GRAPHIC APPEARS HERE]





Investing in the Fund




     BUYING AND SELLING SHARES

The following pages describe the main policies associated with buying and selling shares of the fund. There is also information on dividends and taxes and other matters that may affect you as the shareholder.


Because the fund is available only through a financial advisor, such as a broker or financial institution, you should contact a representative of your financial advisor for instructions on how to buy or sell fund shares. For an analysis of the fees associated with an investment in the fund or similar funds, please refer to http://apps.finra.org/

fundanalyzer/1/fa.aspx (this Web site does not form a part of this prospectus).

MINIMUM INITIAL INVESTMENT

The minimum initial investment is $1,000 and the minimum investment with an automatic investment plan is $50. The minimum additional investment is $100. However, your financial advisor may set its own minimum investment.


THE FUND'S SHARES ARE AVAILABLE FOR PURCHASE ONLY BY NATURAL PERSONS. The fund has implemented policies and procedures that are reasonably designed to limit beneficial ownership of the fund's shares to natural persons. Natural persons may invest in the fund directly or through certain tax-advantaged savings accounts, trusts and other retirement accounts, which may include participant directed defined contribution plans, individual retirement accounts, simplified employee pension arrangements, simple retirement accounts, custodial accounts, deferred compensation plans, medical savings accounts, college savings plans, health savings account plans, or certain other accounts where the ultimate decision maker is an institution (e.g., an investment adviser managing discretionary investment accounts for natural persons or a plan sponsor of a retirement account).


Any new investors wishing to purchase shares of the fund may be required to demonstrate eligibility. If the fund subsequently determines that a beneficial owner of fund shares is not a natural person, then the fund, upon notice, will involuntarily redeem all of the shares of such ineligible investor and send the net proceeds to the investor.


FINANCIAL INTERMEDIARY SUPPORT PAYMENTS



The Advisor, the Distributor and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to the fund, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of fund shares or the retention and/or servicing of fund investors and fund shares ("revenue sharing"). Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of the fund, any recordkeeping/sub-transfer agency/networking fees payable by the fund (generally through the Distributor or an affiliate) and/or the Distributor or Advisor to certain financial advisors for performing such services and any sales charges, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the Financial Industry Regulatory Authority or other concessions described in the fee table or elsewhere in this prospectus or the Statement of Additional Information as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may, using their legitimate profits, compensate financial advisors for providing the fund with "shelf space" or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the fund on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and obtaining other forms of marketing support. In addition, revenue sharing payments may consist of the Distributor's and/or its affiliates' payment or reimbursement of ticket charges that would otherwise be assessed by a financial advisor on an investor's fund transactions.



The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the fund attributable to the financial advisor, the particular fund or fund type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination



                                       10
PROSPECTUS August 1, 2018                                Investing in the Fund
thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.


The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS fund shares or the retention and/or servicing of investors to financial advisors in amounts that generally range from 0.01% up to 0.52% of assets of the fund serviced and maintained by the financial advisor, 0.05% to 0.25% of sales of the fund attributable to the financial advisor, a flat fee of up to $143,750, or any combination thereof. These amounts are annual figures typically paid on a quarterly basis and are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation may influence your financial advisor's recommendation of the fund or of any particular share class of the fund. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of the fund. Additional information regarding these revenue sharing payments is included in the fund's Statement of Additional Information, which is available to you on request at no charge (see the back cover of this prospectus for more information on how to request a copy of the Statement of Additional Information).


The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to retirement plans that obtain recordkeeping services from ADP, Inc. or to 403(b) plans that obtain recordkeeping services from Ascensus, Inc. on the DWS-branded retirement plan platform (the "Platform"). The level of revenue sharing payments is based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.


It is likely that broker-dealers that execute portfolio transactions for the fund will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the fund. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.



RULE 12B-1 PLAN

Service Shares of the fund have adopted a plan under Rule 12b-1 that authorizes the payment of an annual distribution services fee, payable monthly, of 0.60% of the fund's Service Shares average daily net assets attributable to such shares. Because 12b-1 fees are paid out of the fund's assets attributable to a particular share class on an ongoing basis, they will, over time, increase the cost of an investment in that share class and may cost more than paying other types of sales charges.



POLICIES YOU SHOULD KNOW ABOUT


Along with the information on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on distributions and taxes, applies to all investors, including those investing through a financial advisor.


If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are separate from those described in this prospectus. Please note that a financial advisor or other intermediary may charge fees separate from those charged by the fund and may be compensated by the fund.


Keep in mind that the information in this prospectus applies only to the shares offered herein. Other share classes are described in separate prospectuses and have different fees, requirements and services.



POLICIES ABOUT TRANSACTIONS


In accordance with requirements under anti-money laundering regulations, we may request additional information and/or documents to verify your identity. This information includes, but is not limited to, your name, address, date of birth and other identifying documentation. If after reasonable effort we are unable to obtain this information to verify your identity, in accordance with federal regulations, within the time frames established by the fund, we will provide you with written notification and we may reject your application and order.


The fund will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in "good order." The specific requirements for good order depend on the type of account and transaction and the method of purchase. Contact the transfer agent if you have any questions. After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the share price next calculated.



                                       11
PROSPECTUS August 1, 2018                                Investing in the Fund

In the exercise of its sole discretion, the fund at any time may, without prior notice, refuse, cancel, limit or rescind any purchase; cancel or rescind any purchase order placed through a financial intermediary no later than the business day after the order is received by the financial intermediary; freeze account activity; and/or involuntarily redeem and close an existing account. Specifically, the fund reserves the right to involuntarily redeem an account
(i) in case of actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or
(ii) if the account owner fails to provide legally required information, including information and/or documentation related to identity verification, to the fund. The fund is not required to provide justification to a potential or existing shareholder for taking any such action. Please be advised that if the fund involuntarily redeems and closes your account, under tax laws, you may be required to recognize a gain or a loss or otherwise incur tax consequences.


With certain limited exceptions, only US residents may invest in the fund.


Because orders placed through a financial advisor must be forwarded to the transfer agent, you'll need to allow extra time for your order to be processed. Your financial advisor should be able to tell you approximately when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.


TRANSACTION PROCESSING. Orders for the purchase of shares by wire transfer will normally be effective at the share price next computed after receipt of the wire transfer of the amount to be invested. If a wire transfer purchase order is received in good order before 3:00 p.m. Eastern time, it will normally receive the dividend for that day.


Shareholders known to the fund may notify the transfer agent in advance of their wire transfer purchase by calling the transfer agent prior to the 3:00 p.m. Eastern time cut-off time and providing the amount of the order. Shareholders will receive a confirmation number for the trade. If the fund receives the wire transfer before the close of the Federal Funds wire system, the trade will be entitled to that day's dividend. If the fund does not receive the wire transfer by the close of the Federal Funds wire system, the trade may not receive the dividend for that day and, depending upon the circumstances, the trade may receive the dividend for the following business day or may be canceled or rejected and, in any case, shareholders may be charged for any losses or fees that result, which may be paid by deductions from their account or otherwise. The fund's Distributor may refuse to allow any shareholder to trade with the fund in this manner and may require that the wire transfer of purchase proceeds be received before the trade is considered in good order.


Investments by check will be effective on the business day following receipt and will earn dividends the following business day.


Please contact your financial advisor for wire instructions and purchase orders.


Orders processed through dealers or other financial services firms via Fund/SERV will be effected at the share price calculated on the trade day (normally the date the order is received). Purchases processed via Fund/SERV will begin earning dividends on the day a fund receives the payment (typically the next business day). For redemptions processed via Fund/SERV, you generally will receive dividends accrued up to, but not including, the business day that payment for your shares is made.


When selling shares, shareholders generally receive dividends up to, but not including, the business day following the day on which the shares were sold. To sell shares, you must state whether you would like to receive the proceeds by wire or check.


In order to receive proceeds by wire, contact the transfer agent before 3:00 p.m. Eastern time. After you inform the transfer agent of the amount of your redemption, you will receive a trade confirmation number. If the fund receives a sell request before 3:00 p.m. Eastern time and the request calls for proceeds to be sent out by wire, the proceeds will normally be wired on the same day. However, the shares sold will not earn that day's dividend.


As noted below, proceeds of a redemption may be delayed. The ability to receive "same day" wire redemption proceeds can be affected by a variety of circumstances including the time that the request is made, the level of redemption requests and purchase orders and general market conditions. A request for a same day wire redemption that is received earlier in the day will be given priority over a request received later in the day in the event that it is necessary to limit the amount of same day wire redemptions.



SPECIAL LIMITATIONS ON REDEMPTIONS. The fund has adopted policies and procedures such that the fund is able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90 day period in the event that the fund's weekly liquid assets were to fall below designated thresholds, subject to a determination by the fund's Board that such a liquidity fee or redemption gate is in the fund's best interest. If the fund's weekly liquid assets fall below 30% of its total assets, the fund may impose a liquidity fee of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of board members, who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended ("Independent Board Members")), determines that imposing a liquidity fee or temporarily suspending redemptions is in the fund's best interest.




                                       12
PROSPECTUS August 1, 2018                                Investing in the Fund

If the fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Board, including a majority of the Independent Board Members, determines that imposing such a fee would not be in the best interests of the fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the fund, which would remain in effect until weekly liquid assets return to 30% or the Board determines that the fee is no longer in the best interests of the fund. The fund's Board may also determine it is not in the fund's best interest to continue operating. In the event the Board determines that it is not in the fund's best interest to continue operating, the fund's assets would be liquidated in an equitable manner. All liquidity fees payable by shareholders of the fund would be payable to the fund and thereafter would be an asset of the fund and may be used for various purposes, including to offset any losses realized by the fund when seeking to honor redemption requests during times of market stress.


Weekly liquid assets include (i) cash, (ii) direct obligations of the US government, (iii) government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the US government pursuant to authority granted by Congress that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity date of 60 days or less, (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days, or (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.


A liquidity fee or redemption gate must automatically terminate at the beginning of the next business day once the fund's weekly liquid assets reach at least 30% of its total assets. Additionally, redemption gates may only be put in place for up to 10 business days in any 90 day period. In addition, the Board may, in its discretion, terminate a liquidity fee or redemption gate at any time if it believes such action to be in the best interest of the fund.


After the fund implements a liquidity fee, the liquidity fee would generally apply to all redemptions at the first net asset value calculation on the next business day following notification to financial intermediaries and shareholders. However, the Board, in its discretion, may elect to impose a liquidity fee on an intra-day basis. A liquidity fee will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Board. A liquidity fee would reduce the amount you receive upon redemption of your shares.



In the event that a fund imposes a redemption gate, the fund or any financial intermediary will not accept a redemption request until the fund provides notice that the redemption gate has been removed. A redemption gate would be implemented concurrently with the notification to financial intermediaries and shareholders. Redemption requests that are received when a redemption gate is imposed will be cancelled without further notice. If you wish to redeem once the redemption gate has been lifted, you will need to submit a new redemption request. The fund will communicate the decision to impose a liquidity fee or redemption gate to shareholders via the fund's Web site (dws.com) and through a supplement to the funds' prospectus.



When a liquidity fee or redemption gate is in place, the fund may elect to continue to permit the purchase of fund shares.


SUB-MINIMUM BALANCES. The fund may close your account and send you the proceeds if your balance falls below $1,000; we will give you 60 days' notice so you can either increase your balance or close your account (this policy doesn't apply to most retirement accounts or if you have an automatic investment plan).


CHECKWRITING enables you to sell shares of the fund by writing a check. Your investment keeps earning dividends until your check clears. Please note that we will not accept checks for less than $250. Please note that you should not write checks for more than $5,000,000. Note as well that we can't honor any check larger than your balance at the time the check is presented to us. It is not a good idea to close out an account using a check because the account balance could change between the time you write the check and the time it is processed. Please keep in mind that if you make a purchase by check and that check has not yet cleared, those funds will not be available for immediate redemption.


THE FUND ACCEPTS AUTOMATED CLEARING HOUSE ("ACH") debit entries for accounts that have elected the checkwriting redemption privilege. Upon receipt of an ACH debit entry referencing your account number you authorize us to redeem shares in your account to pay the entry to the third party originating the debit. Your fund account statement will show all ACH debit entries in your account. IN CASE OF ERRORS OR QUESTIONS ABOUT YOUR TRANSACTIONS OR PRE-AUTHORIZED TRANSFERS please contact your financial advisor as soon as possible if you believe your statement reflects an improper charge or if you need more information about an ACH debit entry transaction. Your financial advisor must contact the Shareholder Service Agent within sixty (60) days of the fund sending you the first fund account statement on which an improper charge appears.


THE FUND DOES NOT ISSUE SHARE CERTIFICATES. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.


THE FUND ACCEPTS PAYMENT FOR SHARES ONLY IN US DOLLARS by a check drawn on a US bank, a bank or Federal Funds wire transfer or an electronic bank transfer. The fund



                                       13
PROSPECTUS August 1, 2018                                Investing in the Fund
does not accept third party checks. A third party check is a check made payable to one or more parties and offered as payment to one or more other parties (e.g., a check made payable to you that you offer as payment to someone else). Checks should be payable to DWS and drawn by you or a financial institution on your behalf with your name or account number included with the check. If you pay for shares by check and the check fails to clear, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees the fund or its agents have incurred.


SIGNATURE GUARANTEE. When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and have your signature guaranteed. However, if you want money transferred electronically to a bank account that is already on file with us, you don't need a signature guarantee. Also, generally you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.



A signature guarantee is simply a certification of your signature - a valuable safeguard against fraud. DWS accepts Medallion Signature Guarantees, which can be obtained from an eligible guarantor. Eligible guarantor institutions include commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange or any member or participant of an approved signature guarantor program. A notarized document cannot be accepted in lieu of a signature guarantee.


SELLING SHARES OF TRUST ACCOUNTS AND BUSINESS OR ORGANIZATION ACCOUNTS may require additional documentation. Please call DWS (see phone number on the back cover) or contact your financial advisor for more information.



MONEY FROM SHARES YOU SELL is sent out within one business day of when your order is processed (not when it is received). In addition, as described above under "Transaction Processing," requests for redemptions by wire received before the daily cut-off time will normally result in proceeds being sent out by wire on the same day. Redemptions could be delayed for up to seven days. There are circumstances where it could be longer, including, but not limited to, when you are selling shares you bought recently by check or ACH (the funds will be placed under a 10 calendar day hold to ensure good funds) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes (e.g., redemption proceeds by wire) may also be delayed or unavailable when you are selling shares recently purchased or in the event of a non-routine closure of the Federal Reserve wire payment system.


Redemptions will generally be in the form of cash, though the fund reserves the right to redeem in kind (as described under "Other Rights We Reserve"). The fund typically expects to satisfy redemption requests by using available cash or by selling portfolio securities if available cash is not sufficient to meet redemptions. The fund may also utilize inter-fund lending, though such use is expected to be rare. The fund may use any of these methods of satisfying redemption requests under normal or stressed market conditions.


The fund reserves the right to suspend or postpone redemptions as permitted pursuant to Section 22(e) of the 1940 Act. Generally, those circumstances are when 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) the SEC determines that trading on the New York Stock Exchange is restricted; 3) the SEC determines that an emergency exists which makes the disposal of securities owned by the fund or the fair determination of the value of the fund's net assets not reasonably practicable; or 4) the SEC, by order or rule, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a non-routine closure of the Federal Reserve wire payment system. Additionally, the fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares (a redemption "gate") if the fund's liquidity falls below required minimums. See "Special Limitations on Redemptions," above. For additional rights reserved by the fund, please see "Other Rights We Reserve."


IF YOUR SHARES ARE REGISTERED DIRECTLY with the fund's transfer agent, you can sell them by sending a written request (with a signature guarantee) to:



DWS Service Company


Attn: Institutional Trading Desk
P.O. Box 219151
Kansas City, MO 64121-1614

SHORT-TERM TRADING. Since money market funds hold short-term instruments and are intended to provide liquidity to shareholders, the Advisor does not monitor or limit short-term or excessive trading activity in the fund and, accordingly, the Board of the fund has not approved any policies and procedures designed to limit this activity. However, the fund reserves the right to and may reject or cancel a purchase or exchange order into the fund for any reason, including if, in the opinion of the Advisor, there appears to be a pattern of short-term or excessive trading by an investor in another DWS fund.




HOW THE FUND CALCULATES SHARE PRICE


To calculate net asset value, or NAV, each share class uses the following equation:



        TOTAL          TOTAL                 TOTAL NUMBER OF
               -                                               =    NAV
                                       /
  (                               )
       ASSETS       LIABILITIES            SHARES OUTSTANDING

The price at which you buy and sell shares is based on the NAV per share next calculated after the order is received and accepted by the transfer agent.



                                       14
PROSPECTUS August 1, 2018                                Investing in the Fund

IN VALUING SECURITIES, we typically use amortized cost to account for any premiums or discounts above or below the face value of any securities the fund buys, and round the per share NAV to the nearest whole cent.


THE FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange (the "Exchange") is open. Normally, the fund calculates its share price once every business day as of the close of regular trading on the Exchange (typically 4:00 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). In the event of scheduled partial day trading or unscheduled suspensions of trading on the Exchange, the calculation of share price shall be as of the close of trading on the Exchange. In such instances, the latest time for receipt of wire purchase transactions entitled to receive same day dividend treatment and for receipt of redemption orders for same day wire transfer of proceeds will be the earlier of: (a) 3:00 p.m. Eastern time or (b) the early closing time of the Exchange.



The fund may, but is not required to, accept certain types of purchase and redemption orders (not including exchanges) on days that the Exchange is closed, or beyond an Exchange early closing time (referred to as a "Limited Trading Period") if: (a) the Federal Reserve system is open, (b) the primary trading markets for the fund's portfolio instruments are open and (c) the Advisor believes there will be adequate liquidity in the short-term markets. During any such Limited Trading Period, the fund will only accept purchase orders by wire with advance telephone notification and telephone redemption orders with proceeds to be sent by wire, ACH or check and will not accept orders by any other means. (Automated Telephone Line orders are not permitted.) If redemption proceeds are requested by ACH or check, the transmission of the ACH payment or the mailing of the check, as the case may be, will be delayed by at least one business day in comparison to normal trading periods. Orders submitted by other means will be processed on the next day that the Exchange is open. The calculation of share price will be as set forth in the prospectus for normal trading days. Orders must be submitted by the cut-off times for receipt of wire purchases entitled to that day's dividend and for receipt of telephone redemption orders for same day wire transfer, which will be the earlier of: (a) the times set forth in the prospectus for normal trading days or (b) such earlier times that the fund determines based on the criteria described above. If redemption proceeds are requested by ACH or check, orders must be received prior to the calculation of share price. Please call (877) 237-1131 or visit our Web site at dws.com (the Web site does not form part of this prospectus) for additional information about whether the fund will be open for business on a particular day. Information concerning the intention of the fund to be open for a Limited Trading Period will be available at least one business day prior to the applicable day that the Exchange is closed or is closing early in the case of scheduled closings and as soon as practical in the case of unscheduled closings.




OTHER RIGHTS WE RESERVE


You should be aware that we may do any of the following:

o  withdraw or suspend the offering of shares at any time

o withhold a portion of your distributions and redemption proceeds if we have been notified by the Internal Revenue Service that you are subject to backup withholding, if you fail to provide us with the correct taxpayer ID number and certain certifications, including certification that you are not subject to backup withholding, or if you are otherwise subject to withholding

o reject a new account application if you don't provide any required or requested identifying information, or for any other reason

o refuse, cancel, limit or rescind any purchase order, without prior notice; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the fund's best interests or when the fund is requested or compelled to do so by governmental authority or by applicable law

o close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account; you may recognize a gain or loss on the redemption of your fund shares and you may incur a tax liability

o pay you for shares you sell by "redeeming in kind," that is, by giving you securities (which typically will involve brokerage costs for you to liquidate) rather than cash, but which will be taxable to the same extent as a redemption for cash; the fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may adjust the fund's investment minimums at any time). All orders to purchase shares of a fund are subject to acceptance and are not binding until confirmed or accepted in writing



UNDERSTANDING DISTRIBUTIONS AND TAXES


The fund intends to distribute to its shareholders virtually all of its net earnings. The fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more



                                       15
PROSPECTUS August 1, 2018                                Investing in the Fund
than it paid for them. (The fund's earnings are separate from any gains or losses stemming from your own purchase and sale of shares.) The fund may not always pay a dividend or distribution for a given period.

THE FUND'S INCOME DIVIDENDS ARE DECLARED DAILY AND PAID MONTHLY TO SHAREHOLDERS. The fund may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declarations. The fund may make additional distributions for tax purposes, if necessary.


Dividends declared and payable to shareholders of record in the last quarter of a given calendar year are treated for federal income tax purposes as if they were received by shareholders and paid by the fund on December 31 of that year, if such dividends are actually paid in January of the following year.


YOU CAN CHOOSE HOW TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS. You may have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, by wire, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. You will receive any unpaid dividends upon redeeming your entire account, unless you elect to receive unpaid dividends on the next monthly dividend payment date.


Dividends and distributions are treated the same for federal income tax purposes whether you receive them in cash or reinvest them in additional shares.


Because the fund seeks to maintain a stable share price, you are unlikely to have capital gains or losses when you sell fund shares.


However, there can be no assurance that the fund will be able to maintain a stable share price. If the fund is not able to maintain a stable share price or your basis in your fund shares differs from the amount received for the shares when the shares are sold, the sale may result in a taxable gain or loss for federal income tax purposes. Unless you elect the simplified NAV method of accounting (discussed below), you will generally recognize gain or loss equal to the difference between the amount realized on the sale and your basis in your shares that were sold. In general, any gain or loss realized upon a taxable disposition of shares will be treated for federal income tax purposes as long-term capital gain or loss if the shares have been held for more than twelve months. Otherwise, the gain or loss on the taxable disposition of shares of the fund will generally be treated for federal income tax purposes as short-term capital gain or loss. Corporations are taxed at the same rates on ordinary income and capital gains.

Capital losses may be subject to limitations on their use by a shareholder. For federal income tax purposes, an exchange is treated the same as a sale.

If you elect to adopt the simplified NAV method of accounting, rather than computing gain or loss on every taxable disposition of fund shares as described above, you would recognize gain or loss based on the aggregate value of your fund shares during the computation period. Your gain or loss would generally equal (i) the aggregate fair market value of your shares in the fund at the end of the computation period, (ii) minus the aggregate fair market value of your shares at the end of the prior computation period, (iii) minus your "net investment" in the fund for the computation period. Your net investment is the aggregate cost of fund shares purchased during the computation period (including reinvested dividends) minus the aggregate amount received in taxable redemptions of fund shares during the same period. The computation period may be your taxable year or a shorter period, as long as all computation periods contain days from only one taxable year and every day during the taxable year falls within one and only one computation period. Any capital gain or loss realized under the NAV method will be a short-term capital gain or loss. Please consult your own tax advisor to determine if the NAV method is appropriate for your individual circumstances.


EFFECT OF LIQUIDITY FEES. A liquidity fee imposed by the fund will reduce the amount you will receive upon the redemption of your shares and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds. Such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If the fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the fund at that time.


For federal income tax purposes, distributions of net investment income (other than "exempt-interest dividends") are taxable as ordinary income. The fund does not expect to make distributions that are eligible for taxation as long-term capital gains or as qualified dividend income.


For most shareholders, dividends from the fund are generally exempt from federal income tax. However, there are a few exceptions:

o A portion of the fund's dividends may be taxable if it came from investments in taxable securities, tax-exempt market discount bonds, or as the result of short or long-term capital gains.

o Because the fund can invest up to 20% of its net assets in securities whose income is subject to the AMT, you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT. In addition, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the fund may have on the federal taxation of your benefits.



                                       16
PROSPECTUS August 1, 2018                                Investing in the Fund

YOUR FUND WILL SEND YOU DETAILED FEDERAL INCOME TAX INFORMATION EARLY EACH YEAR. These statements tell you the amount and the federal income tax classification of any dividends or distributions you received.


A 3.8% Medicare contribution tax is imposed on the "net investment income" of individuals, estates and trusts to the extent their income exceeds certain threshold amounts. For this purpose, net investment income generally includes dividends that are taxable for federal income tax purposes and net gains recognized on the sale, redemption or exchange of fund shares.


If the fund's distributions exceed its current and accumulated earnings and profits, the excess will be treated for federal income tax purposes as a return of capital to the extent of your basis in your shares and thereafter as a capital gain. A return of capital distribution reduces the basis of your shares. As a result, even though the fund seeks to maintain a stable share price, you may recognize a capital gain when you sell your shares if you have received a return of capital distribution.


Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investment, including any state and local tax consequences.


The above discussion summarizes certain federal income tax consequences for shareholders who are US persons. If you are a non-US person, please consult your own tax advisor with respect to the US and foreign tax consequences to you of an investment in the fund. For more information, see "Taxes" in the Statement of Additional Information.


                                       17
PROSPECTUS August 1, 2018                                Investing in the Fund

[GRAPHIC APPEARS HERE]





Financial Highlights



The financial highlights are designed to help you understand recent financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's annual report (see "Shareholder reports" on the back cover).



DWS TAX-EXEMPT PORTFOLIO - SERVICE SHARES





                                                                        YEARS ENDED APRIL 30,
                                                     2018         2017          2016          2015          2014
                                                  ----------  ------------  ------------  ------------  ------------
SELECTED PER SHARE DATA
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  1.00      $  1.00       $ 1.00        $ 1.00        $ 1.00
------------------------------------------------   -------      -------       ------        ------        ------
Income (loss) from investment operations:
  Net investment income                                .001         .001         .000*         .000*         .000*
------------------------------------------------   --------     --------      -------       -------       -------
  Net realized gain (loss)                            .000*      ( .000)*        .000*         .000*         .000*
------------------------------------------------   --------     --------      -------       -------       -------
  TOTAL FROM INVESTMENT OPERATIONS                    .001          .001         .000*         .000*         .000*
------------------------------------------------   --------     --------      -------       -------       -------
Less distributions from:
  Net investment income                             ( .001)      ( .001)       ( .000)*      ( .000)*      ( .000)*
------------------------------------------------   --------     --------      -------       -------       -------
  Net realized gains                                     -       ( .000)*      ( .000)*      ( .000)*      ( .000)*
------------------------------------------------   --------     --------      -------       -------       -------
  TOTAL DISTRIBUTIONS                               ( .001)      ( .001)       ( .000)*      ( .000)*      ( .000)*
------------------------------------------------   --------     --------      -------       -------       -------
NET ASSET VALUE, END OF PERIOD                     $ 1.00       $  1.00       $ 1.00        $ 1.00        $ 1.00
------------------------------------------------   --------     --------      -------       -------       -------
Total Return (%)(a)                                   .07           .10          .02           .03           .02
------------------------------------------------   --------     --------      -------       -------       -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                  42           40            49            48            52
------------------------------------------------   --------     --------      -------       -------       -------
Ratio of expenses before expense reductions (%)      1.15          1.11         1.07          1.06          1.05
-------------------------------------------------  --------     --------      -------       -------       -------
Ratio of expenses after expense reductions (%)       1.00           .64          .14           .10           .13
-------------------------------------------------  --------     --------      -------       -------       -------
Ratio of net investment income (%)                    .07           .02          .01           .01           .01
-------------------------------------------------  --------     --------      -------       -------       -------



a Total return would have been lower had certain expenses not been reduced.

* Amount is less than $.0005.

                                       18
PROSPECTUS August 1, 2018                                 Financial Highlights

[GRAPHIC APPEARS HERE]





Appendix



HYPOTHETICAL EXPENSE SUMMARY

Using the annual fund operating expense ratios presented in the fee tables in the fund prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the fund held for the next 10 years and the impact of such fees and expenses on fund returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the fund may be higher or lower than 5% and, for money market funds, is typically less than 5%. The tables also assume that all dividends and distributions are reinvested. The annual fund expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the fund that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.


The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the fund's prospectus to consider the investment objective, risks, expenses and charges of the fund prior to investing.



DWS TAX-EXEMPT PORTFOLIO - SERVICE SHARES





            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.15%         3.85%       $ 10,385.00    $   117.21
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.15%         7.85%       $ 10,784.82    $   121.73
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.15%        12.00%       $ 11,200.04    $   126.41
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.15%        16.31%       $ 11,631.24    $   131.28
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.15%        20.79%       $ 12,079.04    $   136.33
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.15%        25.44%       $ 12,544.09    $   141.58
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.15%        30.27%       $ 13,027.03    $   147.03
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.15%        35.29%       $ 13,528.57    $   152.69
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.15%        40.49%       $ 14,049.42    $   158.57
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.15%        45.90%       $ 14,590.33    $   164.68
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,397.51
---                                                                  ----------



                                       19
PROSPECTUS August 1, 2018                                             Appendix

TO GET MORE INFORMATION

SHAREHOLDER REPORTS. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected fund performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI). This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).



For a free copy of any of these documents or to request other information about the fund, contact DWS at the phone number or address listed below. SAIs and shareholder reports are also available through the DWS web site at dws.com. These documents and other information about the fund are available from the EDGAR Database on the SEC's Internet site at sec.gov. If you like, you may obtain copies of this information, after paying a duplicating fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below.



You can also review and copy these documents and other information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 551-8090.


In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial advisor or call the number provided.


CONTACT INFORMATION



DWS               PO Box 219151
                  Kansas City, MO
                  64121-9151
                  dws.com
                  (800) 730-1313
SEC               Public Reference Section
                  Washington, D.C. 20549-1520
                  SEC.GOV
DISTRIBUTOR       DWS Distributors, Inc.
                  222 South Riverside Plaza
                  Chicago, IL 60606-5808
                  (800) 621-1148
SEC FILE NUMBER   Cash Account Trust
                  DWS Tax-Exempt Portfolio
                  811-05970




                                                                      [DWS Logo]







(08/01/18) TEP-1

                                                                     [DWS Logo]



Prospectus

August 1, 2018







DWS Tax-Exempt Portfolio
(formerly Deutsche Tax-Exempt Portfolio)
                                          DWS TAX-EXEMPT CASH PREMIER SHARES
                                          (formerly DEUTSCHE TAX-EXEMPT CASH PREMIER
CLASS/TICKER                              SHARES)                                     SCIXX



As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

[GRAPHIC APPEARS HERE]



Table of Contents






DWS TAX-EXEMPT PORTFOLIO
Investment Objective...............................  1
Fees and Expenses of the Fund......................  1
Principal Investment Strategy......................  1
Main Risks.........................................  2
Past Performance...................................  3
Management.........................................  3
Purchase and Sale of Fund Shares...................  3
Tax Information....................................  4
Payments to Broker-Dealers and
Other Financial Intermediaries.....................  4
FUND DETAILS
Additional Information About Fund Strategies and
Risks..............................................  5
Other Policies.....................................  8
Who Manages and Oversees the Fund..................  8
Management.........................................  9
INVESTING IN THE FUND
Buying and Selling Shares.......................... 10
How to Buy Shares.................................. 10
How to Sell Shares................................. 11
Financial Intermediary Support Payments............ 11
Policies You Should Know About..................... 12
Policies About Transactions........................ 12
How the Fund Calculates Share Price................ 15
Other Rights We Reserve............................ 16
Understanding Distributions and Taxes.............. 16
FINANCIAL HIGHLIGHTS............................... 19
APPENDIX........................................... 20
Hypothetical Expense Summary....................... 20


-------------------------------------------------------------------------------
YOUR INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, ENTITY OR PERSON.
-------------------------------------------------------------------------------

                                                                     [DWS Logo]






DWS Tax-Exempt Portfolio

(formerly Deutsche Tax-Exempt Portfolio)





INVESTMENT OBJECTIVE



The fund seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares.


SHAREHOLDER FEES


(paid directly from your investment)   None
-------------------------------------- -----

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)



Management fee                                              0.07
-------------------------------------------------------     ----
Distribution/service (12b-1) fees                          None
-------------------------------------------------------    -----
Other expenses                                              0.24
-------------------------------------------------------    -----
TOTAL ANNUAL FUND OPERATING EXPENSES                        0.31
-------------------------------------------------------    -----
Fee waiver/expense reimbursement                            0.11
-------------------------------------------------------    -----
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER/
EXPENSE REIMBURSEMENT                                       0.20
-------------------------------------------------------    -----



The Advisor has contractually agreed through July 31, 2019 to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Exempt Cash Premier Shares of the DWS Tax-Exempt Portfolio to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at a ratio no higher than 0.20%. The agreement may only be terminated with the consent of the fund's Board.



EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




       1 YEAR    3 YEARS    5 YEARS   10 YEARS
     --------  ---------  ---------  ---------
        $20       $89        $163       $382
---     ---       ---        ----       ----


PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities, the income from which is free from regular federal income tax and alternative minimum tax (AMT). This policy is fundamental and may not be changed without shareholder approval.


The fund is a money market fund that is managed in accordance with federal regulations, which govern the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest.


The fund follows policies designed to maintain a stable $1.00 share price.


The fund may invest in municipal trust receipts (MTRs), general obligation and revenue notes and bonds, municipal obligations backed by third parties, obligations of the territories or Commonwealths of the US and other municipal instruments paying a fixed, variable or floating interest rate.


The fund is designed for investors in a moderate to high tax bracket who are interested in federal tax-exempt income along with the liquidity and stability that a money market fund is designed to offer.


MANAGEMENT PROCESS. Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.



                                       1
PROSPECTUS August 1, 2018                             DWS Tax-Exempt Portfolio

MAIN RISKS


There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.


MONEY MARKET FUND RISK. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.



INTEREST RATE RISK. Rising interest rates could cause the value of the fund's investments - and therefore its share price as well - to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund's ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.



CREDIT RISK. The fund's performance could be hurt and the fund's share price could fall below $1.00 if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation.


LIQUIDITY AND TRANSACTION RISK. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there are no willing buyers and an instrument cannot be readily sold at a desired time or price, the fund may have to accept a lower price or may not be able to sell the instrument at all. If dealer capacity in debt instruments is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the debt markets. Additionally, market participants other than the fund may attempt to sell debt holdings at the same time as the fund, which could cause downward pricing pressure and contribute to illiquidity. An inability to sell one or more portfolio securities can adversely affect the fund's ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities.


Unusual market conditions, an unusually high volume of redemption requests or other similar conditions could cause the fund to be unable to pay redemption proceeds within a short period of time. If the fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the fund's ability to maintain a $1.00 share price.


MUNICIPAL SECURITIES RISK. The fund could be impacted by events in the municipal securities market, including the supply and demand for municipal securities. Negative events, such as severe fiscal difficulties, bankruptcy of one or more issuers, an economic downturn, unfavorable legislation, court rulings or political developments, or reduced monetary support from the federal government could hurt fund performance.


SECURITY SELECTION RISK. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market funds and could result in a decline in share price.


MUNICIPAL TRUST RECEIPTS RISK. The fund's investment in MTRs is subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal securities. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the fund.


TAX RISK. Any distributions to shareholders that represent income from taxable securities will generally be taxable as ordinary income at both the state and federal levels, while other distributions, such as capital gains, are taxable to the same extent they would be for any mutual fund. New federal or state governmental action could adversely affect the tax-exempt status of securities held by the fund, resulting in a higher tax liability for shareholders and potentially hurting fund performance as well.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


US TERRITORY AND COMMONWEALTH OBLIGATIONS RISK. Adverse political and economic conditions and developments affecting any territory or Commonwealth of the US may, in turn, negatively affect the value of the fund's holdings in such obligations.



                                       2
PROSPECTUS August 1, 2018                             DWS Tax-Exempt Portfolio

PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.



RISKS OF HOLDING CASH. The fund will at times hold cash positions, which may hurt the fund's performance. Cash positions may also subject the fund to additional risks and costs, including any fees imposed by the fund's custodian for large cash balances.



FEES AND GATES RISK. The fund has adopted policies and procedures such that the fund will be able to impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions for up to 10 business days in any 90 day period in the event that the fund's liquidity falls below required minimums. A liquidity fee would reduce the amount shareholders receive upon redemption of shares. Redemption gates would prevent shareholders from redeeming fund shares.


OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.



PAST PERFORMANCE



How a fund's returns vary from year to year can give an idea of its risk. Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. The 7-DAY YIELD, which is often referred to as the "current yield," is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. For more recent performance figures and the current yield, go to dws.com (the Web site does not form a part of this prospectus) or call the telephone number included in this prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (DWS Tax-Exempt Cash Premier Shares)


Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]









  2008      2009      2010      2011      2012      2013      2014      2015      2016      2017
  2.19      0.43      0.16      0.08      0.03      0.04      0.03      0.02      0.38      0.69







                   RETURNS   PERIOD ENDING
 BEST QUARTER     0.65%      March 31, 2008
 WORST QUARTER    0.00%      March 31, 2015
 YEAR-TO-DATE     0.55%      June 30, 2018


AVERAGE ANNUAL TOTAL RETURNS

(For periods ended 12/31/2017 expressed as a %) (DWS Tax-Exempt Cash Premier Shares)




            CLASS          1          5         10
        INCEPTION       YEAR      YEARS      YEARS
     ------------  ---------  ---------  ---------
     11/17/1999        0.69       0.23       0.40
---  ----------        ----       ----       ----


Total returns would have been lower if operating expenses had not been reduced.


For more recent performance information, contact the financial services firm from which you obtained this prospectus.



MANAGEMENT


INVESTMENT ADVISOR


DWS Investment Management Americas, Inc.




PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT

The minimum initial investment is $1,000,000, and there is no minimum additional investment.


TO PLACE ORDERS

The fund is available only through a financial advisor, such as a broker or financial institution. You should contact a representative of your financial advisor for instructions on how to buy or sell fund shares.



                                       3
PROSPECTUS August 1, 2018                             DWS Tax-Exempt Portfolio

MAIL           New Accounts             DWS
                                        PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS
                                        PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS
               Redemptions              PO Box 219557
                                        Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS
                                        210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                dws.com
TELEPHONE                               (800) 730-1313, M - F 8 a.m. - 6 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 7 p.m. ET



The fund is generally open on days when the New York Stock Exchange is open for regular trading. Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our Web site, by mail, or by telephone; however you may have to elect certain privileges on your initial account application. If you are working with a financial advisor, contact your financial advisor for assistance with buying or selling fund shares.


THE FUND'S SHARES ARE AVAILABLE FOR PURCHASE ONLY BY NATURAL PERSONS. The fund has implemented policies and procedures that are reasonably designed to limit beneficial ownership of the fund's shares to natural persons.


Any new investors wishing to purchase shares of the fund may be required to demonstrate eligibility. If the fund subsequently determines that a beneficial owner of fund shares is not a natural person, then the fund, upon notice, will involuntarily redeem all of the shares of such ineligible investor and send the net proceeds to the investor.



TAX INFORMATION


The fund's distributions are generally exempt from regular federal income tax. A portion of the fund's dividends may be subject to federal income tax, including the federal alternative minimum tax.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund, the Advisor, and/or the Advisor's affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.


                                       4
PROSPECTUS August 1, 2018                             DWS Tax-Exempt Portfolio

[GRAPHIC APPEARS HERE]





Fund Details



ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS



INVESTMENT OBJECTIVE


The fund seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities, the income from which is free from regular federal income tax and alternative minimum tax (AMT). This policy is fundamental and may not be changed without shareholder approval. The fund may invest in municipal securities of various locales, including any territory or Commonwealth of the US.


The fund is a money market fund that is managed in accordance with federal regulations, which govern the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. The fund follows policies designed to seek to maintain a stable $1.00 share price:

o Fund securities are denominated in US dollars and, at the time of purchase, have remaining maturities of 397 days (about 13 months) or less, or have certain maturity shortening features (such as interest rate resets and demand features) that have the effect of reducing their maturities to 397 days or less.

o The fund maintains a dollar-weighted average maturity of (i) 60 days or less and (ii) 120 days or less determined without regard to interest rate resets.

o  The fund maintains certain minimum liquidity standards such that:

   - the fund may not purchase a security other than a security offering weekly liquidity if, immediately after purchase, the fund would have invested less than 30% of its total assets in securities offering weekly liquidity (includes securities that mature or are subject to demand within five business days, cash, direct US government obligations and government agency discount notes with remaining maturities of 60 days or less); and

   - the fund may not purchase an illiquid security if, immediately after purchase, the fund would have invested more than 5% of its total assets in illiquid securities (securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the market value ascribed to them by the fund).
The fund pursues its objective by investing in high quality, short-term municipal obligations.


The fund is designed for investors in a moderate to high tax bracket who are interested in federal tax-exempt income along with the liquidity and stability that a money market fund is designed to offer.


The fund primarily invests in the following types of investments:

o Municipal trust receipts (MTRs), also called municipal asset-backed securities, floating rate trust certificates, or municipal securities trust receipts. MTRs are trusts that hold municipal securities and that offer purchasers (such as the fund) a conditional right to sell their interest in the underlying securities to a financial institution at par value plus accrued interest. The fund may invest up to 50% of its net assets in MTRs, as well as an additional 10% of net assets on a temporary basis to manage inflows into the fund.

o General obligation notes and bonds, which an issuer backs with its full faith and credit (taxing power).

o Revenue notes and bonds, which are payable from specific revenue sources. These are often tied to the public works projects the bonds are financing, but are not generally backed by the issuer's taxing power.

o Tax-exempt commercial paper, which is tax-exempt debt of borrowers that typically matures in 270 days or less.

o Short-term municipal notes, such as tax anticipation notes, that are issued in anticipation of the receipt of tax revenues.

o Municipal obligations backed by letters of credit (a document issued by a bank guaranteeing the issuer's payments for a stated amount), general bank guarantees or municipal bond insurance.



                                       5
PROSPECTUS August 1, 2018                                         Fund Details

o Floating rate bonds, whose interest rates vary with changes in specified market rates or indices. The fund may invest in high quality floating rate bonds with maturities of one year or more if it has the right to sell them back at their face value within 397 days of purchase.

o Tax-exempt private activity bonds, which are revenue bonds that finance non-governmental activities, such as private industry construction and which meet certain tax law requirements.

o Securities of other investment companies, including variable rate demand preferred securities of closed-end investment companies that are eligible for purchase by money market funds (generally, because such preferred securities are structured as unconditional demand instruments with a third party demand provider, i.e., guarantor).

o Obligations of the territories and Commonwealths of the US, such as Puerto Rico, the US Virgin Islands, Guam and their agencies and authorities.

MANAGEMENT PROCESS. The fund buys short-term municipal obligations that the Advisor determines present minimal credit risks.


In considering whether a security presents minimal credit risks, the Advisor will analyze the capacity of the security's issuer or guarantor to meet its financial obligations, which includes, as appropriate, with respect to the issuer or guarantor the following factors: (i) financial condition, (ii) sources of liquidity, (iii) ability to react to future market-wide and issuer specific events, including ability to repay debt in a highly adverse situation; and (iv) competitive position within its industry and industry strength within the economy and relative to economic trends.



Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.


Portfolio management may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.



MAIN RISKS


There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.


MONEY MARKET FUND RISK. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.



INTEREST RATE RISK. Rising interest rates could cause the value of the fund's investments - and therefore its share price as well - to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund's ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.



CREDIT RISK. The fund's performance could be hurt and the fund's share price could fall below $1.00 if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation.


For securities that rely on third-party guarantors to support their credit quality, the same risks may apply if the financial condition of the guarantor deteriorates or the guarantor ceases to insure securities. Because guarantors may insure many types of securities, including subprime mortgage bonds and other high-risk bonds, their financial condition could deteriorate as a result of events that have little or no connection to securities owned by the fund.


LIQUIDITY AND TRANSACTION RISK. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there are no willing buyers and an instrument cannot be readily sold at a desired time or price, the fund may have to accept a lower price or may not be able to sell the instrument at all. If dealer capacity in debt instruments is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the debt markets. Additionally, market participants other than the fund may attempt to sell debt holdings at the same time as the fund, which could cause downward pricing pressure and contribute to illiquidity. An inability to sell one or more portfolio securities can adversely affect the fund's ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities.



                                       6
PROSPECTUS August 1, 2018                                         Fund Details

Unusual market conditions, an unusually high volume of redemption requests or other similar conditions could cause the fund to be unable to pay redemption proceeds within a short period of time. If the fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the fund's ability to maintain a $1.00 share price.


MUNICIPAL SECURITIES RISK. The fund could be impacted by events in the municipal securities market, including the supply and demand for municipal securities. Negative events, such as severe fiscal difficulties, bankruptcy of one or more issuers, an economic downturn, unfavorable legislation, court rulings or political developments, or reduced monetary support from the federal government could hurt fund performance.


SECURITY SELECTION RISK. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market funds and could result in a decline in share price.


MUNICIPAL TRUST RECEIPTS RISK. The fund's investment in MTRs is subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal securities. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the fund.


TAX RISK. Any distributions to shareholders that represent income from taxable securities will generally be taxable as ordinary income at both the state and federal levels, while other distributions, such as capital gains, are taxable to the same extent they would be for any mutual fund. New federal or state governmental action could adversely affect the tax-exempt status of securities held by the fund, resulting in a higher tax liability for shareholders and potentially hurting fund performance as well.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


US TERRITORY AND COMMONWEALTH OBLIGATIONS RISK. Adverse political and economic conditions and developments affecting any territory or Commonwealth of the US may, in turn, negatively affect the value of the fund's holdings in such obligations.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.



RISKS OF HOLDING CASH. The fund will at times hold cash positions, which may hurt the fund's performance. Cash positions may also subject the fund to additional risks and costs, including any fees imposed by the fund's custodian for large cash balances.



FEES AND GATES RISK. The fund has adopted policies and procedures such that the fund will be able to impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions for up to 10 business days in any 90 day period in the event that the fund's liquidity falls below required minimums. A liquidity fee would reduce the amount shareholders receive upon redemption of shares. Redemption gates would prevent shareholders from redeeming fund shares.


OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.


Cyber-attacks may include unauthorized attempts by third parties to improperly access, modify, disrupt the operations of, or prevent access to the systems of the fund's service providers or counterparties, issuers of securities held by the fund or other market participants or data within them. In addition, power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.



Cyber-attacks, disruptions, or failures may adversely affect the fund and its shareholders or cause reputational damage and subject the fund to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value, and impede trading). In addition, cyber-attacks, disruptions, or failures involving a fund counterparty could affect such




                                       7
PROSPECTUS August 1, 2018                                         Fund Details
counterparty's ability to meet its obligations to the fund, which may result in losses to the fund and its shareholders. Similar types of operational and technology risks are also present for issuers of securities held by the fund, which could have material adverse consequences for such issuers, and may cause the fund's investments to lose value. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund, or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will address the possibility of and fallout from cyber-attacks, disruptions, or failures. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund, or other market participants.



OTHER POLICIES


While the previous pages describe the main points of the fund's strategy and risks, there are a few other matters to know about:

o Although major changes tend to be infrequent, the fund's Board could change the fund's investment objective without shareholder approval.

o For temporary defensive purposes, or when acceptable short-term municipal securities are not available, more than 20% of the fund's net assets may be held in cash or invested in short-term taxable instruments, including obligations of the US government, its agencies or instrumentalities, other short-term high quality rated debt securities or, if unrated, determined to be of comparable quality in the opinion of the Advisor, commercial paper, bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances, and repurchase agreements. Short-term investments may also include shares of money market funds. To the extent the fund invests in such instruments, the fund will not be pursuing its investment objective. However, portfolio management may choose not to use these strategies for various reasons, even in volatile market conditions.



o From time to time, the fund may have a concentration of shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the fund.



o Your fund assets may be at risk of being transferred to the appropriate state if you fail to maintain a valid address and/or if certain activity does not occur in your account within the time specified by state law. Contact your financial advisor or the transfer agent for additional information.



FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in the fund. If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).


Keep in mind that there is no assurance that the fund will achieve its objective.



A schedule of the fund's portfolio holdings, including information required by applicable regulations, is posted once each month on dws.com (the Web site does not form a part of this prospectus). Portfolio holdings as of each month-end are posted to the Web site within five business days of the date of the applicable portfolio holdings information. More frequent posting of portfolio holdings information may be made from time to time on dws.com. The posted portfolio holdings information is available by fund and generally remains accessible for a period of not less than six months. The fund also may post on the Web site, on the same or a more frequent basis, various depictions of portfolio characteristics such as the allocation of the portfolio across various security types, market sectors and sub-sectors and maturities, liquidity and risk characteristics of the portfolio. The fund's Statement of Additional Information includes a description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings.




WHO MANAGES AND OVERSEES THE FUND


THE INVESTMENT ADVISOR


DWS Investment Management Americas, Inc. ("DIMA" or the "Advisor"), with headquarters at 345 Park Avenue, New York, NY 10154, is the investment advisor for the fund. Under the oversight of the Board, the Advisor makes investment decisions, buys and sells securities for the fund and conducts research that leads to these purchase and sale decisions. Deutsche Bank AG reorganized its asset management division, Deutsche Asset Management, into a separate financial services firm, DWS Group GmbH & Co. KGaA ("DWS Group"). DWS Group is now a separate, publicly-listed financial services firm that is an indirect, majority-owned subsidiary of Deutsche Bank AG. The Advisor is an indirect, wholly-owned subsidiary of DWS Group. The Advisor and its predecessors have more




                                       8
PROSPECTUS August 1, 2018                                         Fund Details
than 90 years of experience managing mutual funds and provide a full range of global investment advisory services to institutional and retail clients.

DWS represents the asset management activities conducted by DWS Group or any of its subsidiaries, including DIMA, other affiliated investment advisors and DWS Distributors, Inc. ("DDI" or the "Distributor"). DWS is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.



MANAGEMENT FEE. The Advisor receives a management fee from the fund. Below is the actual rate paid by the fund for the most recent fiscal year, as a percentage of the fund's average daily net assets.




FUND NAME                         FEE PAID
-------------------------  ---------------
DWS Tax-Exempt Portfolio         0.00%(*)
--------------------------       ----


* Reflecting the effect of expense limitations and/or fee waivers then in effect.

The management fee for the fund is computed based on the combined average daily net assets of DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio, each a series of Cash Account Trust, and is allocated to the fund based upon the fund's relative net assets.

The Advisor has contractually agreed through July 31, 2019 to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Exempt Cash Premier Shares of the DWS Tax-Exempt Portfolio to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at a ratio no higher than 0.20%. The agreement may only be terminated with the consent of the fund's Board.



From time to time, the Advisor may voluntarily waive a portion of its fees and/or reimburse certain operating expenses of the fund. These voluntary waivers and/or reimbursements may be terminated at any time at the option of the Advisor.


A discussion regarding the basis for the Board's approval of the fund's investment management agreement is contained in the most recent shareholder report for the annual period ended April 30 or semi-annual period ended October 31 (see "Shareholder reports" on the back cover).


Under a separate administrative services agreement between the fund and the Advisor, the fund pays the Advisor a fee of 0.10% of the fund's average daily net assets for providing most of the fund's administrative services. The administrative services fee discussed above is included in the fees and expenses table under "Other expenses."


MULTI-MANAGER STRUCTURE. The Advisor, subject to the approval of the Board, has ultimate responsibility to oversee any subadvisor to the fund and to recommend the hiring, termination and replacement of subadvisors. The fund and the Advisor have received an order from the SEC that permits the Advisor to appoint or replace certain subadvisors, to manage all or a portion of the fund's assets and enter into, amend or terminate a subadvisory agreement with certain subadvisors, in each case subject to the approval of the fund's Board but without obtaining shareholder approval ("multi-manager structure"). The multi-

manager structure applies to subadvisors that are not affiliated with the fund or the Advisor ("nonaffiliated subadvisors"), as well as subadvisors that are indirect or direct, wholly-owned subsidiaries of the Advisor or that are indirect or direct, wholly-owned subsidiaries of the same company that, indirectly or directly, wholly owns the Advisor ("wholly-owned subadvisors"). Pursuant to the SEC order, the Advisor, with the approval of the fund's Board, has the discretion to terminate any subadvisor and allocate and reallocate the fund's assets among any other nonaffiliated subadvisors or wholly-owned subadvisors (including terminating a nonaffiliated subadvisor and replacing it with a wholly-owned subadvisor). The fund and the Advisor are subject to the conditions imposed by the SEC order, including the condition that within 90 days of hiring a new subadvisor pursuant to the multi-manager structure, the fund will provide shareholders with an information statement containing information about the new subadvisor. The shareholders of the fund have approved the multi-manager structure described herein.




MANAGEMENT


A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.


                                       9
PROSPECTUS August 1, 2018                                         Fund Details

[GRAPHIC APPEARS HERE]





Investing in the Fund



The following pages describe the main policies associated with buying and selling shares of the fund. There is also information on dividends and taxes and other matters that may affect you as the shareholder.


Because the fund is available only through a financial advisor, such as a broker or financial institution, you should contact a representative of your financial advisor for instructions on how to buy or sell fund shares. For an analysis of the fees associated with an investment in the fund or similar funds, please refer to http://apps.finra.org/

fundanalyzer/1/fa.aspx (this Web site does not form a part of this prospectus).

     BUYING AND SELLING SHARES

TO CONTACT DWS


BY PHONE


(800) 730-1313


BY MAIL



TYPE               ADDRESS
-----------------  ---------------------------
EXPEDITED MAIL
  All Requests     DWS
-----------------  210 West 10th Street
                   Kansas City, MO 64105-1614
                   ---------------------------
REGULAR MAIL
  New Accounts     DWS
                   P.O. Box 219356
                   Kansas City, MO 64121-9356
  Additional       DWS
  Investments      P.O. Box 219154
                   Kansas City, MO 64121-9154
  Exchanges and    DWS
  Redemptions      P.O. Box 219557
                   Kansas City, MO 64121-9557




     HOW TO BUY SHARES
MINIMUM INITIAL INVESTMENT

The minimum initial investment is $1,000,000, and there is no minimum additional investment.


THROUGH A FINANCIAL ADVISOR

Contact your financial advisor to obtain a new account application or for instructions about how to set up a new account. Your financial advisor can also assist with making additional investments into an existing account.


BY MAIL OR EXPEDITED MAIL


To establish an account, simply complete the appropriate application and mail it to the address provided on the form. With your application, include your check made payable to "DWS" for the required initial minimum investment.


Once your account is established, to make additional investments, send a check made payable to "DWS" and an investment slip to the appropriate address. If you do not have an investment slip, include a letter with your name, account number, the full fund name and share class, and your investment instructions. If your check fails to clear, the fund has the right to cancel your order, hold you liable or charge you or your account for any losses or fees the fund or its agents have incurred.



OTHER WAYS TO BUY SHARES


The following privileges must be established on your account before an investment request is made. This can either be done by completing the applicable section(s) on the new account application or by contacting a customer service representative for instructions.


ON THE INTERNET (FOR ADDITIONAL INVESTMENTS ONLY). Register at dws.com to set up on-line access to your account(s) or log in to the Web site if you have previously registered. Follow the instructions on the Web site to request a purchase with money from the bank account you have established on your DWS fund account(s).



BY WIRE (FOR ADDITIONAL INVESTMENTS ONLY). You may buy shares by wire only if your account is authorized to do so. Please note that you or your financial advisor must call us in advance of a wire transfer purchase. After you inform us of the amount of your purchase, you will receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below.



                                       10
PROSPECTUS August 1, 2018                                Investing in the Fund

WIRE DETAILS



Bank name        State Street Bank Boston
---------------  --------------------------------
Routing Number   011000028
---------------- ---------
Attention        DWS
---------------- ---------
DDA Number       9902-8102
---------------- ---------
FBO              (Account name) (Account number)
---------------- --------------------------------
Credit           (Fund name, Fund number and, if
---------------- applicable, class name)
                 --------------------------------


Refer to your account statement for the account name and number. Wire transfers normally take two or more hours to complete. Wire transfers may be restricted on holidays and at certain other times.


THE FUND'S SHARES ARE AVAILABLE FOR PURCHASE ONLY BY NATURAL PERSONS. The fund has implemented policies and procedures that are reasonably designed to limit beneficial ownership of the fund's shares to natural persons. Natural persons may invest in the fund directly or through certain tax-advantaged savings accounts, trusts and other retirement accounts, which may include participant directed defined contribution plans, individual retirement accounts, simplified employee pension arrangements, simple retirement accounts, custodial accounts, deferred compensation plans, medical savings accounts, college savings plans, health savings account plans, or certain other accounts where the ultimate decision maker is an institution (e.g., an investment adviser managing discretionary investment accounts for natural persons or a plan sponsor of a retirement account).


Any new investors wishing to purchase shares of the fund may be required to demonstrate eligibility. If the fund subsequently determines that a beneficial owner of fund shares is not a natural person, then the fund, upon notice, will involuntarily redeem all of the shares of such ineligible investor and send the net proceeds to the investor.


     HOW TO SELL SHARES
THROUGH A FINANCIAL ADVISOR

In addition to what is detailed below, your financial advisor can assist you with selling shares. Please contact your financial advisor using the method that is most convenient for you.


BY PHONE


Call DWS using the telephone number on the back cover and a customer service representative will complete your request. You may request a check for the redemption amount sent to the address on the account.



BY MAIL OR EXPEDITED MAIL

Write a letter that includes the following information: the name(s) of all owners and address as they appear on your account, the fund name, share class, and account number from which you want to sell shares, the dollar amount or number of shares you wish to sell, and a daytime telephone number if we have questions. All owners should sign the letter and it should be mailed to the appropriate address.



Some redemptions can only be ordered in writing with a signature guarantee. For more information, please contact DWS.



OTHER WAYS TO SELL SHARES


The following privileges must be established on your account before a redemption request is made. This can either be done by completing the applicable section(s) on the new account application when you establish your account or by contacting a customer service representative for instructions. Depending on the method you choose to request these redemptions, different transaction maximums may apply.


ON THE INTERNET. Register at dws.com to set up on-line access to your account(s) or log in to the Web site if you have previously registered. Follow the instructions on the Web site to request a redemption from your account using the desired method from your available options.



BY WIRE. You may sell shares by wire only if your account is authorized to do so. You will be paid for redeemed shares by wire transfer of funds to your financial advisor or bank upon receipt of a duly authorized redemption request. For your protection, you may not change the destination bank account over the phone.



FINANCIAL INTERMEDIARY SUPPORT PAYMENTS



The Advisor, the Distributor and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to the fund, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of fund shares or the retention and/or servicing of fund investors and fund shares ("revenue sharing"). Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of the fund, any recordkeeping/sub-transfer agency/networking fees payable by the fund (generally through the Distributor or an affiliate) and/or the Distributor or Advisor to certain financial advisors for performing such services and any sales charges, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the Financial Industry Regulatory Authority or other concessions described in the fee table or elsewhere in this prospectus or the Statement of Additional Information as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may, using their legitimate profits, compensate financial advisors for providing the fund with "shelf space" or access to a third party platform or fund offering list or other




                                       11
PROSPECTUS August 1, 2018                                Investing in the Fund
marketing programs, including, without limitation, inclusion of the fund on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and obtaining other forms of marketing support. In addition, revenue sharing payments may consist of the Distributor's and/or its affiliates' payment or reimbursement of ticket charges that would otherwise be assessed by a financial advisor on an investor's fund transactions.

The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the fund attributable to the financial advisor, the particular fund or fund type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.



The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS fund shares or the retention and/or servicing of investors to financial advisors in amounts that generally range from 0.01% up to 0.52% of assets of the fund serviced and maintained by the financial advisor, 0.05% to 0.25% of sales of the fund attributable to the financial advisor, a flat fee of up to $143,750, or any combination thereof. These amounts are annual figures typically paid on a quarterly basis and are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation may influence your financial advisor's recommendation of the fund or of any particular share class of the fund. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of the fund. Additional information regarding these revenue sharing payments is included in the fund's Statement of Additional Information, which is available to you on request at no charge (see the back cover of this prospectus for more information on how to request a copy of the Statement of Additional Information).


The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to retirement plans that obtain recordkeeping services from ADP, Inc. or to 403(b) plans that obtain recordkeeping services from Ascensus, Inc. on the DWS-branded retirement plan platform (the "Platform"). The level of revenue sharing payments is based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.


It is likely that broker-dealers that execute portfolio transactions for the fund will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the fund. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.




POLICIES YOU SHOULD KNOW ABOUT


Along with the information on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on distributions and taxes, applies to all investors, including those investing through a financial advisor.


If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are separate from those described in this prospectus. Please note that a financial advisor or other intermediary may charge fees separate from those charged by the fund and may be compensated by the fund.


Keep in mind that the information in this prospectus applies only to the shares offered herein. Other share classes are described in separate prospectuses and have different fees, requirements and services.



POLICIES ABOUT TRANSACTIONS


In accordance with requirements under anti-money laundering regulations, we may request additional information and/or documents to verify your identity. This information includes, but is not limited to, your name, address, date of birth and other identifying documentation. If after reasonable effort we are unable to obtain this information to verify your identity, in accordance with federal regulations, within the time frames established by the fund, we will provide you with written notification and we may reject your application and order.



                                       12
PROSPECTUS August 1, 2018                                Investing in the Fund

The fund will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in "good order." The specific requirements for good order depend on the type of account and transaction and the method of purchase. Contact the transfer agent if you have any questions. After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the share price next calculated.


In the exercise of its sole discretion, the fund at any time may, without prior notice, refuse, cancel, limit or rescind any purchase; cancel or rescind any purchase order placed through a financial intermediary no later than the business day after the order is received by the financial intermediary; freeze account activity; and/or involuntarily redeem and close an existing account. Specifically, the fund reserves the right to involuntarily redeem an account
(i) in case of actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or
(ii) if the account owner fails to provide legally required information, including information and/or documentation related to identity verification, to the fund. The fund is not required to provide justification to a potential or existing shareholder for taking any such action. Please be advised that if the fund involuntarily redeems and closes your account, under tax laws, you may be required to recognize a gain or a loss or otherwise incur tax consequences.


With certain limited exceptions, only US residents may invest in the fund.


Because orders placed through a financial advisor must be forwarded to the transfer agent, you'll need to allow extra time for your order to be processed. Your financial advisor should be able to tell you approximately when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.


TRANSACTION PROCESSING. Orders for the purchase of shares by wire transfer will normally be effective at the share price next computed after receipt of the wire transfer of the amount to be invested. If a wire transfer purchase order is received in good order before 3:00 p.m. Eastern time, it will normally receive the dividend for that day.


Shareholders known to the fund may notify the transfer agent in advance of their wire transfer purchase by calling the transfer agent prior to the 3:00 p.m. Eastern time cut-off time and providing the amount of the order. Shareholders will receive a confirmation number for the trade. If the fund receives the wire transfer before the close of the Federal Funds wire system, the trade will be entitled to that day's dividend. If the fund does not receive the wire transfer by the close of the Federal Funds wire system, the trade may not receive the dividend for that day and, depending upon the circumstances, the trade may receive the dividend for the following business day or may be canceled or rejected and, in any case, shareholders may be charged for any losses or fees that result, which may be paid by deductions from their account or otherwise. The fund's Distributor may refuse to allow any shareholder to trade with the fund in this manner and may require that the wire transfer of purchase proceeds be received before the trade is considered in good order.


Investments by check will be effective on the business day following receipt and will earn dividends the following business day.


Please contact your financial advisor for wire instructions and purchase orders.


Orders processed through dealers or other financial services firms via Fund/SERV will be effected at the share price calculated on the trade day (normally the date the order is received). Purchases processed via Fund/SERV will begin earning dividends on the day the fund receives the payment (typically the next business day). For redemptions processed via Fund/SERV, you generally will receive dividends accrued up to, but not including, the business day that payment for your shares is made.


When selling shares, shareholders generally receive dividends up to, but not including, the business day following the day on which the shares were sold. To sell shares, you must state whether you would like to receive the proceeds by wire or check.


In order to receive proceeds by wire, contact the transfer agent before 3:00 p.m. Eastern time. After you inform the transfer agent of the amount of your redemption, you will receive a trade confirmation number. If the fund receives a sell request before 3:00 p.m. Eastern time and the request calls for proceeds to be sent out by wire, the proceeds will normally be wired on the same day. However, the shares sold will not earn that day's dividend.


As noted below, proceeds of a redemption may be delayed. The ability to receive "same day" wire redemption proceeds can be affected by a variety of circumstances including the time that the request is made, the level of redemption requests and purchase orders and general market conditions. A request for a same day wire redemption that is received earlier in the day will be given priority over a request received later in the day in the event that it is necessary to limit the amount of same day wire redemptions.


SPECIAL LIMITATIONS ON REDEMPTIONS. The fund has adopted policies and procedures such that the fund is able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90 day period in the event that the fund's weekly liquid assets were to fall below designated thresholds, subject to a determination by the fund's Board that such a liquidity fee or redemption gate is in the fund's best interest. If the fund's weekly liquid assets fall below 30% of its total assets, the fund may impose a liquidity fee of up to 2% of the value of the shares redeemed and/or temporarily



                                       13
PROSPECTUS August 1, 2018                                Investing in the Fund
suspend redemptions, if the Board, including a majority of board members, who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended ("Independent Board Members")), determines that imposing a liquidity fee or temporarily suspending redemptions is in the fund's best interest.


If the fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Board, including a majority of the Independent Board Members, determines that imposing such a fee would not be in the best interests of the fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the fund, which would remain in effect until weekly liquid assets return to 30% or the Board determines that the fee is no longer in the best interests of the fund. The fund's Board may also determine it is not in the fund's best interest to continue operating. In the event the Board determines that it is not in the fund's best interest to continue operating, the fund's assets would be liquidated in an equitable manner. All liquidity fees payable by shareholders of the fund would be payable to the fund and thereafter would be an asset of the fund and may be used for various purposes, including to offset any losses realized by the fund when seeking to honor redemption requests during times of market stress.


Weekly liquid assets include (i) cash, (ii) direct obligations of the US government, (iii) government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the US government pursuant to authority granted by Congress that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity date of 60 days or less, (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days, or (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.


A liquidity fee or redemption gate must automatically terminate at the beginning of the next business day once the fund's weekly liquid assets reach at least 30% of its total assets. Additionally, redemption gates may only be put in place for up to 10 business days in any 90 day period. In addition, the Board may, in its discretion, terminate a liquidity fee or redemption gate at any time if it believes such action to be in the best interest of the fund.


After the fund implements a liquidity fee, the liquidity fee would generally apply to all redemptions at the first net asset value calculation on the next business day following notification to financial intermediaries and shareholders. However, the Board, in its discretion, may elect to impose a liquidity fee on an intra-day basis. A liquidity fee will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Board. A liquidity fee would reduce the amount you receive upon redemption of your shares.



In the event that a fund imposes a redemption gate, the fund or any financial intermediary will not accept a redemption request until the fund provides notice that the redemption gate has been removed. A redemption gate would be implemented concurrently with the notification to financial intermediaries and shareholders. Redemption requests that are received when a redemption gate is imposed will be cancelled without further notice. If you wish to redeem once the redemption gate has been lifted, you will need to submit a new redemption request. The fund will communicate the decision to impose a liquidity fee or redemption gate to shareholders via the fund's Web site (dws.com) and through a supplement to the funds' prospectus.



When a liquidity fee or redemption gate is in place, the fund may elect to continue to permit the purchase of fund shares.


SUB-MINIMUM BALANCES. The fund may close your account and send you the proceeds if your balance falls below the required minimum; we will give you 60 days' notice so you can either increase your balance or close your account (this policy doesn't apply to most retirement accounts or if you have an automatic investment plan).


EXPEDITED REDEMPTIONS. Expedited Redemption Service allows you to have proceeds from your sales of fund shares wired directly to a bank account. To use this service, you'll need to designate the bank account in advance. Please follow the instructions on your application.


THE FUND DOES NOT ISSUE SHARE CERTIFICATES. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.



THE FUND ACCEPTS PAYMENT FOR SHARES ONLY IN US DOLLARS by a check drawn on a US bank, a bank or Federal Funds wire transfer or an electronic bank transfer. The fund does not accept third party checks. A third party check is a check made payable to one or more parties and offered as payment to one or more other parties (e.g., a check made payable to you that you offer as payment to someone else). Checks should be payable to DWS and drawn by you or a financial institution on your behalf with your name or account number included with the check. If you pay for shares by check and the check fails to clear, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees the fund or its agents have incurred.



SIGNATURE GUARANTEE. When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your



                                       14
PROSPECTUS August 1, 2018                                Investing in the Fund
order in writing and have your signature guaranteed. However, if you want money transferred electronically to a bank account that is already on file with us, you don't need a signature guarantee. Also, generally you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.


A signature guarantee is simply a certification of your signature - a valuable safeguard against fraud. DWS accepts Medallion Signature Guarantees, which can be obtained from an eligible guarantor. Eligible guarantor institutions include commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange or any member or participant of an approved signature guarantor program. A notarized document cannot be accepted in lieu of a signature guarantee.



MONEY FROM SHARES YOU SELL is normally sent out within one business day of when your order is processed (not when it is received). In addition, as described above under "Transaction Processing," requests for redemptions by wire received before the daily cut-off time will normally result in proceeds being sent out by wire on the same day. Redemptions could be delayed for up to seven days. There are circumstances when it could be longer, including, but not limited to, when you are selling shares you bought recently by check (the funds will be placed under a 10 calendar day hold to ensure good funds) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes (e.g., redemption proceeds by wire) may also be delayed or unavailable when you are selling shares recently purchased or in the event of a non-routine closure of the Federal Reserve wire payment system.


Redemptions will generally be in the form of cash, though the fund reserves the right to redeem in kind (as described under "Other Rights We Reserve"). The fund typically expects to satisfy redemption requests by using available cash or by selling portfolio securities if available cash is not sufficient to meet redemptions. The fund may also utilize inter-fund lending, though such use is expected to be rare. The fund may use any of these methods of satisfying redemption requests under normal or stressed market conditions.


The fund reserves the right to suspend or postpone redemptions as permitted pursuant to Section 22(e) of the 1940 Act. Generally, those circumstances are when 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) the SEC determines that trading on the New York Stock Exchange is restricted; 3) the SEC determines that an emergency exists which makes the disposal of securities owned by the fund or the fair determination of the value of the fund's net assets not reasonably practicable; or 4) the SEC, by order or rule, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a non-routine closure of the Federal Reserve wire payment system. Additionally, the fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares (a redemption "gate") if the fund's liquidity falls below required minimums. See "Special Limitations on Redemptions," above. For additional rights reserved by the fund, please see "Other Rights We Reserve."


SHORT-TERM TRADING. Since money market funds hold short-term instruments and are intended to provide liquidity to shareholders, the Advisor does not monitor or limit short-term or excessive trading activity in the fund and, accordingly, the Board of the fund has not approved any policies and procedures designed to limit this activity. However, the fund reserves the right to and may reject or cancel a purchase or exchange order into the fund for any reason, including if, in the opinion of the Advisor, there appears to be a pattern of short-term or excessive trading by an investor in another DWS fund.




HOW THE FUND CALCULATES SHARE PRICE


To calculate net asset value, or NAV, the fund uses the following equation:



        TOTAL          TOTAL                 TOTAL NUMBER OF
               -                                               =    NAV
                                       /
  (                               )
       ASSETS       LIABILITIES            SHARES OUTSTANDING

The price at which you buy and sell shares is based on the NAV per share next calculated after the order is received and accepted by the transfer agent.


IN VALUING SECURITIES, we typically use amortized cost to account for any premiums or discounts above or below the face value of any securities the fund buys, and round the per share NAV to the nearest whole cent.


THE FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange (the "Exchange") is open. Normally, the fund calculates its share price once every business day as of the close of regular trading on the Exchange (typically 4:00 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). In the event of scheduled partial day trading or unscheduled suspensions of trading on the Exchange, the calculation of share price shall be as of the close of trading on the Exchange. In such instances, the latest time for receipt of wire purchase transactions entitled to receive same day dividend treatment and for receipt of redemption orders for same day wire transfer of proceeds will be the earlier of: (a) 3:00 p.m. Eastern time or (b) the early closing time of the Exchange.


The fund may, but is not required to, accept certain types of purchase and redemption orders (not including exchanges) on days that the Exchange is closed, or beyond an Exchange early closing time (referred to as a "Limited Trading Period") if: (a) the Federal Reserve system is open, (b) the primary trading markets for the fund's portfolio instruments are open and (c) the Advisor believes there will be adequate liquidity in the short-term markets. During any such Limited Trading Period, the fund will only accept



                                       15
PROSPECTUS August 1, 2018                                Investing in the Fund
purchase orders by wire with advance telephone notification and telephone redemption orders with proceeds to be sent by wire, ACH or check and will not accept orders by any other means. (Automated Telephone Line orders are not permitted.) If redemption proceeds are requested by ACH or check, the transmission of the ACH payment or the mailing of the check, as the case may be, will be delayed by at least one business day in comparison to normal trading periods. Orders submitted by other means will be processed on the next day that the Exchange is open. The calculation of share price will be as set forth in the prospectus for normal trading days. Orders must be submitted by the cut-off times for receipt of wire purchases entitled to that day's dividend and for receipt of telephone redemption orders for same day wire transfer, which will be the earlier of: (a) the times set forth in the prospectus for normal trading days or (b) such earlier times that the fund determines based on the criteria described above. If redemption proceeds are requested by ACH or check, orders must be received prior to the calculation of share price. Please call (877) 237-1131 or visit our Web site at dws.com for additional information about whether the fund will be open for business on a particular day. Information concerning the intention of the fund to be open for a Limited Trading Period will be available at least one business day prior to the applicable day that the Exchange is closed or is closing early in the case of scheduled closings and as soon as practical in the case of unscheduled closings.



OTHER RIGHTS WE RESERVE


You should be aware that we may do any of the following:

o  withdraw or suspend the offering of shares at any time

o withhold a portion of your distributions and redemption proceeds if we have been notified by the Internal Revenue Service that you are subject to backup withholding, if you fail to provide us with the correct taxpayer ID number and certain certifications, including certification that you are not subject to backup withholding, or if you are otherwise subject to withholding

o reject a new account application if you don't provide any required or requested identifying information, or for any other reason

o refuse, cancel, limit or rescind any purchase order, without prior notice; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the fund's best interests or when the fund is requested or compelled to do so by governmental authority or by applicable law


o close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account; you may recognize a gain or loss on the redemption of your fund shares and you may incur a tax liability

o pay you for shares you sell by "redeeming in kind," that is, by giving you securities (which typically will involve brokerage costs for you to liquidate) rather than cash, but which will be taxable to the same extent as a redemption for cash; the fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may adjust the fund's investment minimums at any time). All orders to purchase shares of the fund are subject to acceptance and are not binding until confirmed or accepted in writing



UNDERSTANDING DISTRIBUTIONS AND TAXES


The fund intends to distribute to its shareholders virtually all of its net earnings. The fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (The fund's earnings are separate from any gains or losses stemming from your own purchase and sale of shares.) The fund may not always pay a dividend or distribution for a given period.


THE FUND'S INCOME DIVIDENDS ARE DECLARED DAILY AND PAID MONTHLY TO SHAREHOLDERS. The fund may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declarations. The fund may make additional distributions for tax purposes, if necessary.


Dividends declared and payable to shareholders of record in the last quarter of a given calendar year are treated for federal income tax purposes as if they were received by shareholders and paid by the fund on December 31 of that year, if such dividends are actually paid in January of the following year.


YOU CAN CHOOSE HOW TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS. You may have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check or wire. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. You will receive any unpaid dividends upon redeeming your entire account, unless you elect to receive unpaid dividends on the next monthly dividend payment date.



                                       16
PROSPECTUS August 1, 2018                                Investing in the Fund

Dividends and distributions are treated the same for federal income tax purposes whether you receive them in cash or reinvest them in additional shares.


Because the fund seeks to maintain a stable share price, you are unlikely to have capital gains or losses when you sell fund shares.


However, there can be no assurance that the fund will be able to maintain a stable share price. If the fund is not able to maintain a stable share price or your basis in your fund shares differs from the amount received for the shares when the shares are sold, the sale may result in a taxable gain or loss for federal income tax purposes. Unless you elect the simplified NAV method of accounting (discussed below), you will generally recognize gain or loss equal to the difference between the amount realized on the sale and your basis in your shares that were sold. In general, any gain or loss realized upon a taxable disposition of shares will be treated for federal income tax purposes as long-term capital gain or loss if the shares have been held for more than twelve months. Otherwise, the gain or loss on the taxable disposition of shares of the fund will generally be treated for federal income tax purposes as short-term capital gain or loss. Capital losses may be subject to limitations on their use by a shareholder. For federal income tax purposes, an exchange is treated the same as a sale.


If you elect to adopt the simplified NAV method of accounting, rather than computing gain or loss on every taxable disposition of fund shares as described above, you would recognize gain or loss based on the aggregate value of your fund shares during the computation period. Your gain or loss would generally equal (i) the aggregate fair market value of your shares in the fund at the end of the computation period, (ii) minus the aggregate fair market value of your shares at the end of the prior computation period, (iii) minus your "net investment" in the fund for the computation period. Your net investment is the aggregate cost of fund shares purchased during the computation period (including reinvested dividends) minus the aggregate amount received in taxable redemptions of fund shares during the same period. The computation period may be your taxable year or a shorter period, as long as all computation periods contain days from only one taxable year and every day during the taxable year falls within one and only one computation period. Any capital gain or loss realized under the NAV method will be a short-term capital gain or loss. Please consult your own tax advisor to determine if the NAV method is appropriate for your individual circumstances.


EFFECT OF LIQUIDITY FEES. A liquidity fee imposed by the fund will reduce the amount you will receive upon the redemption of your shares and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds. Such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If the fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the fund at that time.


For federal income tax purposes, distributions of net investment income (other than "exempt-interest dividends") are taxable as ordinary income. The fund does not expect to make distributions that are eligible for taxation as long-term capital gains or as qualified dividend income.


For most shareholders, dividends from the fund are generally exempt from federal income tax. However, there are a few exceptions:

o A portion of the fund's dividends may be taxable if it came from investments in taxable securities, tax-exempt market discount bonds, or as the result of short or long-term capital gains.

o Because the fund can invest up to 20% of its net assets in securities whose income is subject to the AMT, you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT. In addition, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the fund may have on the federal taxation of your benefits.

YOUR FUND WILL SEND YOU DETAILED FEDERAL INCOME TAX INFORMATION EARLY EACH YEAR. These statements tell you the amount and the federal income tax classification of any dividends or distributions you received.


A 3.8% Medicare contribution tax is imposed on the "net investment income" of individuals, estates and trusts to the extent their income exceeds certain threshold amounts. For this purpose, net investment income generally includes dividends that are taxable for federal income tax purposes and net gains recognized on the sale, redemption or exchange of fund shares.


If the fund's distributions exceed its current and accumulated earnings and profits, the excess will be treated for federal income tax purposes as a return of capital to the extent of your basis in your shares and thereafter as a capital gain. A return of capital distribution reduces the basis of your shares. As a result, even though the fund seeks to maintain a stable share price, you may recognize a capital gain when you sell your shares if you have received a return of capital distribution.


Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investment, including any state and local tax consequences.


The above discussion summarizes certain federal income tax consequences for shareholders who are US persons. If you are a non-US person, please consult your own tax



                                       17
PROSPECTUS August 1, 2018                                Investing in the Fund
advisor with respect to the US and foreign tax consequences to you of an investment in the fund. For more information, see "Taxes" in the Statement of Additional Information.

                                       18
PROSPECTUS August 1, 2018                                Investing in the Fund

[GRAPHIC APPEARS HERE]





Financial Highlights



The financial highlights are designed to help you understand recent financial performance. The figures in the first part of the tables are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's annual report (see "Shareholder reports" on the back cover).



DWS TAX-EXEMPT PORTFOLIO - DWS TAX-EXEMPT CASH PREMIER SHARES





                                                                        YEARS ENDED APRIL 30,
                                                     2018         2017          2016          2015          2014
                                                  ----------  ------------  ------------  ------------  ------------
SELECTED PER SHARE DATA
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  1.00      $  1.00       $ 1.00        $ 1.00        $ 1.00
------------------------------------------------   -------      -------       ------        ------        ------
Income (loss) from investment operations:
  Net investment income                                .009         .005         .000*         .000*         .000*
------------------------------------------------   --------     --------      -------       -------       -------
  Net realized gain (loss)                            .000*      ( .000)*        .000*         .000*         .000*
------------------------------------------------   --------     --------      -------       -------       -------
  TOTAL FROM INVESTMENT OPERATIONS                    .009          .005         .000*         .000*         .000*
------------------------------------------------   --------     --------      -------       -------       -------
Less distributions from:
  Net investment income                             ( .009)      ( .005)       ( .000)*      ( .000)*      ( .000)*
------------------------------------------------   --------     --------      -------       -------       -------
  Net realized gains                                     -       ( .000)*      ( .000)*      ( .000)*      ( .000)*
------------------------------------------------   --------     --------      -------       -------       -------
  TOTAL DISTRIBUTIONS                               ( .009)      ( .005)       ( .000)*      ( .000)*      ( .000)*
------------------------------------------------   --------     --------      -------       -------       -------
NET ASSET VALUE, END OF PERIOD                     $ 1.00       $  1.00       $ 1.00        $ 1.00        $ 1.00
------------------------------------------------   --------     --------      -------       -------       -------
Total Return (%)(a)                                   .86           .55          .04           .03           .02
------------------------------------------------   --------     --------      -------       -------       -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                  41           38           514           296           993
------------------------------------------------   --------     --------      -------       -------       -------
Ratio of expenses before expense reductions (%)       .31           .27          .24           .22           .22
-------------------------------------------------  --------     --------      -------       -------       -------
Ratio of expenses after expense reductions (%)        .20           .20          .12           .10           .13
-------------------------------------------------  --------     --------      -------       -------       -------
Ratio of net investment income (%)                    .83           .32          .04           .01           .01
-------------------------------------------------  --------     --------      -------       -------       -------



a Total return would have been lower had certain expenses not been reduced.

* Amount is less than $.0005.

                                       19
PROSPECTUS August 1, 2018                                 Financial Highlights

[GRAPHIC APPEARS HERE]





Appendix



HYPOTHETICAL EXPENSE SUMMARY

Using the annual fund operating expense ratios presented in the fee tables in the fund prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the fund held for the next 10 years and the impact of such fees and expenses on fund returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the fund may be higher or lower than 5% and, for money market funds, is typically less than 5%. The tables also assume that all dividends and distributions are reinvested. The annual fund expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the fund that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.


The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the fund's prospectus to consider the investment objective, risks, expenses and charges of the fund prior to investing.



DWS TAX-EXEMPT PORTFOLIO - DWS TAX-EXEMPT CASH PREMIER SHARES





            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.20%         4.80%       $ 10,480.00     $  20.48
 ---         -----          ----         -----        -----------     --------
   2         10.25%         0.31%         9.72%       $ 10,971.51     $  33.25
 ---         -----          ----         -----        -----------     --------
   3         15.76%         0.31%        14.86%       $ 11,486.08     $  34.81
 ---         -----          ----         -----        -----------     --------
   4         21.55%         0.31%        20.25%       $ 12,024.77     $  36.44
 ---         -----          ----         -----        -----------     --------
   5         27.63%         0.31%        25.89%       $ 12,588.73     $  38.15
 ---         -----          ----         -----        -----------     --------
   6         34.01%         0.31%        31.79%       $ 13,179.15     $  39.94
 ---         -----          ----         -----        -----------     --------
   7         40.71%         0.31%        37.97%       $ 13,797.25     $  41.81
 ---         -----          ----         -----        -----------     --------
   8         47.75%         0.31%        44.44%       $ 14,444.34     $  43.77
 ---         -----          ----         -----        -----------     --------
   9         55.13%         0.31%        51.22%       $ 15,121.78     $  45.83
 ---         -----          ----         -----        -----------     --------
 10          62.89%         0.31%        58.31%       $ 15,830.99     $  47.98
 ---         -----          ----         -----        -----------     --------
TOTAL                                                                 $ 382.46
---                                                                   --------



                                       20
PROSPECTUS August 1, 2018                                             Appendix

TO GET MORE INFORMATION

SHAREHOLDER REPORTS. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected fund performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI). This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).



For a free copy of any of these documents or to request other information about the fund, contact DWS at the phone number or address listed below. SAIs and shareholder reports are also available through the DWS web site at dws.com. These documents and other information about the fund are available from the EDGAR Database on the SEC's Internet site at sec.gov. If you like, you may obtain copies of this information, after paying a duplicating fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below.



You can also review and copy these documents and other information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 551-8090.


In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial advisor or call the number provided.


CONTACT INFORMATION



DWS               PO Box 219151
                  Kansas City, MO
                  64121-9151
                  dws.com
                  (800) 730-1313
SEC               Public Reference Section
                  Washington, D.C. 20549-1520
                  SEC.GOV
DISTRIBUTOR       DWS Distributors, Inc.
                  222 South Riverside Plaza
                  Chicago, IL 60606-5808
                  (800) 621-1148
SEC FILE NUMBER   Cash Account Trust
                  DWS Tax-Exempt Portfolio
                  811-05970



                                                                      [DWS Logo]






(08/01/18) STIS-1

                                                                      [DWS Logo]


Prospectus

August 1, 2018







DWS Tax-Exempt Portfolio
(formerly Deutsche Tax-Exempt Portfolio)
                                          DWS TAX-EXEMPT MONEY FUND
CLASS/TICKER                              (formerly DEUTSCHE TAX-EXEMPT MONEY FUND)   DTBXX



As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

[GRAPHIC APPEARS HERE]



Table of Contents






DWS TAX-EXEMPT PORTFOLIO
Investment Objective...............................  1
Fees and Expenses of the Fund......................  1
Principal Investment Strategy......................  1
Main Risks.........................................  1
Past Performance...................................  3
Management.........................................  3
Purchase and Sale of Fund Shares...................  3
Tax Information....................................  4
Payments to Broker-Dealers and
Other Financial Intermediaries.....................  4
FUND DETAILS
Additional Information About Fund Strategies and
Risks..............................................  5
Other Policies.....................................  8
Who Manages and Oversees the Fund..................  8
Management.........................................  9
INVESTING IN THE FUND
Buying, Exchanging and Selling Shares.............. 10
How to Buy Shares.................................. 10
How to Exchange Shares............................. 11
How to Sell Shares................................. 12
Financial Intermediary Support Payments............ 12
Policies You Should Know About..................... 13
Policies About Transactions........................ 14
How the Fund Calculates Share Price................ 17
Other Rights We Reserve............................ 18
Understanding Distributions and Taxes.............. 18
FINANCIAL HIGHLIGHTS............................... 20
APPENDIX........................................... 21
Hypothetical Expense Summary....................... 21


-------------------------------------------------------------------------------
YOUR INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, ENTITY OR PERSON.
-------------------------------------------------------------------------------

                                                                      [DWS Logo]






DWS Tax-Exempt Portfolio

(formerly Deutsche Tax-Exempt Portfolio)





INVESTMENT OBJECTIVE



The fund seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares.


SHAREHOLDER FEES (paid directly from your investment)


Account Maintenance Fee (annually, for fund account
  balances
below $10,000 and subject to certain exceptions)     $20
---------------------------------------------------- ---

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)



Management fee                            0.07
-------------------------------------     ----
Distribution/service (12b-1) fees        None
-------------------------------------    -----
Other expenses                            0.26
-------------------------------------    -----
TOTAL ANNUAL FUND OPERATING EXPENSES      0.33
-------------------------------------    -----


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




       1 YEAR    3 YEARS    5 YEARS   10 YEARS
     --------  ---------  ---------  ---------
        $34       $106       $185       $418
---     ---       ----       ----       ----


PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities, the income from which is free from regular federal income tax and alternative minimum tax (AMT). This policy is fundamental and may not be changed without shareholder approval.


The fund is a money market fund that is managed in accordance with federal regulations, which govern the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest.


The fund follows policies designed to maintain a stable $1.00 share price.


The fund may invest in municipal trust receipts (MTRs), general obligation and revenue notes and bonds, municipal obligations backed by third parties, obligations of the territories or Commonwealths of the US and other municipal instruments paying a fixed, variable or floating interest rate.


The fund is designed for investors in a moderate to high tax bracket who are interested in federal tax-exempt income along with the liquidity and stability that a money market fund is designed to offer.


MANAGEMENT PROCESS. Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.



MAIN RISKS


There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.


MONEY MARKET FUND RISK. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon



                                       1
PROSPECTUS August 1, 2018                             DWS Tax-Exempt Portfolio
the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.


INTEREST RATE RISK. Rising interest rates could cause the value of the fund's investments - and therefore its share price as well - to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund's ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.



CREDIT RISK. The fund's performance could be hurt and the fund's share price could fall below $1.00 if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation.


LIQUIDITY AND TRANSACTION RISK. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there are no willing buyers and an instrument cannot be readily sold at a desired time or price, the fund may have to accept a lower price or may not be able to sell the instrument at all. If dealer capacity in debt instruments is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the debt markets. Additionally, market participants other than the fund may attempt to sell debt holdings at the same time as the fund, which could cause downward pricing pressure and contribute to illiquidity. An inability to sell one or more portfolio securities can adversely affect the fund's ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities.


Unusual market conditions, an unusually high volume of redemption requests or other similar conditions could cause the fund to be unable to pay redemption proceeds within a short period of time. If the fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the fund's ability to maintain a $1.00 share price.


MUNICIPAL SECURITIES RISK. The fund could be impacted by events in the municipal securities market, including the supply and demand for municipal securities. Negative events, such as severe fiscal difficulties, bankruptcy of one or more issuers, an economic downturn, unfavorable legislation, court rulings or political developments, or reduced monetary support from the federal government could hurt fund performance.


SECURITY SELECTION RISK. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market funds and could result in a decline in share price.


MUNICIPAL TRUST RECEIPTS RISK. The fund's investment in MTRs is subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal securities. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the fund.


TAX RISK. Any distributions to shareholders that represent income from taxable securities will generally be taxable as ordinary income at both the state and federal levels, while other distributions, such as capital gains, are taxable to the same extent they would be for any mutual fund. New federal or state governmental action could adversely affect the tax-exempt status of securities held by the fund, resulting in a higher tax liability for shareholders and potentially hurting fund performance as well.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


US TERRITORY AND COMMONWEALTH OBLIGATIONS RISK. Adverse political and economic conditions and developments affecting any territory or Commonwealth of the US may, in turn, negatively affect the value of the fund's holdings in such obligations.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of



                                       2
PROSPECTUS August 1, 2018                             DWS Tax-Exempt Portfolio
the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


RISKS OF HOLDING CASH. The fund will at times hold cash positions, which may hurt the fund's performance. Cash positions may also subject the fund to additional risks and costs, including any fees imposed by the fund's custodian for large cash balances.



FEES AND GATES RISK. The fund has adopted policies and procedures such that the fund will be able to impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions for up to 10 business days in any 90 day period in the event that the fund's liquidity falls below required minimums. A liquidity fee would reduce the amount shareholders receive upon redemption of shares. Redemption gates would prevent shareholders from redeeming fund shares.


OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.



PAST PERFORMANCE



How a fund's returns vary from year to year can give an idea of its risk. Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. The 7-DAY YIELD, which is often referred to as the "current yield," is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. For more recent performance figures and the current yield, go to dws.com (the Web site does not form a part of this prospectus) or call the telephone number included in this prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (DWS Tax-Exempt Money Fund)


Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]








  2008      2009      2010      2011      2012      2013      2014      2015      2016      2017
  2.17      0.41      0.13      0.06      0.02      0.04      0.03      0.02      0.32      0.67







                   RETURNS   PERIOD ENDING
 BEST QUARTER     0.65%      March 31, 2008
 WORST QUARTER    0.00%      March 31, 2014
 YEAR-TO-DATE     0.55%      June 30, 2018


AVERAGE ANNUAL TOTAL RETURNS

(For periods ended 12/31/2017 expressed as a %) (DWS Tax-Exempt Money Fund)




           CLASS          1          5         10
       INCEPTION       YEAR      YEARS      YEARS
     -----------  ---------  ---------  ---------
     3/19/2007        0.67       0.21       0.39
---  ---------        ----       ----       ----


Total returns would have been lower if operating expenses had not been reduced.


For more recent performance information, contact the financial services firm from which you obtained this prospectus.



MANAGEMENT


INVESTMENT ADVISOR


DWS Investment Management Americas, Inc.




PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)



                          AUTOMATIC
                         INVESTMENT          DWS MONEY
      NON-IRA    IRAS         PLANS   PLUS ACCOUNT(SM)
    ---------  ------  ------------  -----------------
     1,000      500        500            10,000
---  -----      ---        ---            ------



The minimum additional investment is $50. However, for an Automatic Investment Plan in a DWS MoneyPLUS Account(SM), the monthly minimum additional investment is $1,500.




TO PLACE ORDERS



MAIL           New Accounts             DWS
                                        PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS
                                        PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS
               Redemptions              PO Box 219557
                                        Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS
                                        210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                dws.com
TELEPHONE                               (800) 728-3337, M - F 8 a.m. - 7 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 7 p.m. ET



The fund is generally open on days when the New York Stock Exchange is open for regular trading. Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our Web site, by mail, or by telephone; however you may have to elect certain privileges on your initial account application. If you are working with a financial advisor, contact your financial advisor for assistance with buying or selling fund shares.



                                       3
PROSPECTUS August 1, 2018                             DWS Tax-Exempt Portfolio

THE FUND'S SHARES ARE AVAILABLE FOR PURCHASE ONLY BY NATURAL PERSONS. The fund has implemented policies and procedures that are reasonably designed to limit beneficial ownership of the fund's shares to natural persons.


Any new investors wishing to purchase shares of the fund may be required to demonstrate eligibility. If the fund subsequently determines that a beneficial owner of fund shares is not a natural person, then the fund, upon notice, will involuntarily redeem all of the shares of such ineligible investor and send the net proceeds to the investor.



TAX INFORMATION


The fund's distributions are generally exempt from regular federal income tax. A portion of the fund's dividends may be subject to federal income tax, including the federal alternative minimum tax.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund, the Advisor, and/or the Advisor's affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.


                                       4
PROSPECTUS August 1, 2018                             DWS Tax-Exempt Portfolio

[GRAPHIC APPEARS HERE]





Fund Details



ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS



INVESTMENT OBJECTIVE


The fund seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities, the income from which is free from regular federal income tax and alternative minimum tax (AMT). This policy is fundamental and may not be changed without shareholder approval. The fund may invest in municipal securities of various locales, including any territory or Commonwealth of the US.


The fund is a money market fund that is managed in accordance with federal regulations, which govern the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. The fund follows policies designed to seek to maintain a stable $1.00 share price:

o Fund securities are denominated in US dollars and, at the time of purchase, have remaining maturities of 397 days (about 13 months) or less, or have certain maturity shortening features (such as interest rate resets and demand features) that have the effect of reducing their maturities to 397 days or less.

o The fund maintains a dollar-weighted average maturity of (i) 60 days or less and (ii) 120 days or less determined without regard to interest rate resets.

o  The fund maintains certain minimum liquidity standards such that:

   - the fund may not purchase a security other than a security offering weekly liquidity if, immediately after purchase, the fund would have invested less than 30% of its total assets in securities offering weekly liquidity (includes securities that mature or are subject to demand within five business days, cash, direct US government obligations and government agency discount notes with remaining maturities of 60 days or less); and

   - the fund may not purchase an illiquid security if, immediately after purchase, the fund would have invested more than 5% of its total assets in illiquid securities (securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the market value ascribed to them by the fund).
The fund pursues its objective by investing in high quality, short-term municipal obligations.


The fund is designed for investors in a moderate to high tax bracket who are interested in federal tax-exempt income along with the liquidity and stability that a money market fund is designed to offer.


The fund primarily invests in the following types of investments:

o Municipal trust receipts (MTRs), also called municipal asset-backed securities, floating rate trust certificates, or municipal securities trust receipts. MTRs are trusts that hold municipal securities and that offer purchasers (such as the fund) a conditional right to sell their interest in the underlying securities to a financial institution at par value plus accrued interest. The fund may invest up to 50% of its net assets in MTRs, as well as an additional 10% of net assets on a temporary basis to manage inflows into the fund.

o General obligation notes and bonds, which an issuer backs with its full faith and credit (taxing power).

o Revenue notes and bonds, which are payable from specific revenue sources. These are often tied to the public works projects the bonds are financing, but are not generally backed by the issuer's taxing power.

o Tax-exempt commercial paper, which is tax-exempt debt of borrowers that typically matures in 270 days or less.

o Short-term municipal notes, such as tax anticipation notes, that are issued in anticipation of the receipt of tax revenues.

o Municipal obligations backed by letters of credit (a document issued by a bank guaranteeing the issuer's payments for a stated amount), general bank guarantees or municipal bond insurance.



                                       5
PROSPECTUS August 1, 2018                                         Fund Details

o Floating rate bonds, whose interest rates vary with changes in specified market rates or indices. The fund may invest in high quality floating rate bonds with maturities of one year or more if it has the right to sell them back at their face value within 397 days of purchase.

o Tax-exempt private activity bonds, which are revenue bonds that finance non-governmental activities, such as private industry construction and which meet certain tax law requirements.

o Securities of other investment companies, including variable rate demand preferred securities of closed-end investment companies that are eligible for purchase by money market funds (generally, because such preferred securities are structured as unconditional demand instruments with a third party demand provider, i.e., guarantor).

o Obligations of the territories and Commonwealths of the US, such as Puerto Rico, the US Virgin Islands, Guam and their agencies and authorities.

MANAGEMENT PROCESS. The fund buys short-term municipal obligations that the Advisor determines present minimal credit risks.


In considering whether a security presents minimal credit risks, the Advisor will analyze the capacity of the security's issuer or guarantor to meet its financial obligations, which includes, as appropriate, with respect to the issuer or guarantor the following factors: (i) financial condition, (ii) sources of liquidity, (iii) ability to react to future market-wide and issuer specific events, including ability to repay debt in a highly adverse situation; and (iv) competitive position within its industry and industry strength within the economy and relative to economic trends.



Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.


Portfolio management may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.



MAIN RISKS


There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.


MONEY MARKET FUND RISK. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.



INTEREST RATE RISK. Rising interest rates could cause the value of the fund's investments - and therefore its share price as well - to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund's ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.



CREDIT RISK. The fund's performance could be hurt and the fund's share price could fall below $1.00 if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation.


For securities that rely on third-party guarantors to support their credit quality, the same risks may apply if the financial condition of the guarantor deteriorates or the guarantor ceases to insure securities. Because guarantors may insure many types of securities, including subprime mortgage bonds and other high-risk bonds, their financial condition could deteriorate as a result of events that have little or no connection to securities owned by the fund.


LIQUIDITY AND TRANSACTION RISK. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there are no willing buyers and an instrument cannot be readily sold at a desired time or price, the fund may have to accept a lower price or may not be able to sell the instrument at all. If dealer capacity in debt instruments is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the debt markets. Additionally, market participants other than the fund may attempt to sell debt holdings at the same time as the fund, which could cause downward pricing pressure and contribute to illiquidity. An inability to sell one or more portfolio securities can adversely affect the fund's ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities.



                                       6
PROSPECTUS August 1, 2018                                         Fund Details

Unusual market conditions, an unusually high volume of redemption requests or other similar conditions could cause the fund to be unable to pay redemption proceeds within a short period of time. If the fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the fund's ability to maintain a $1.00 share price.


MUNICIPAL SECURITIES RISK. The fund could be impacted by events in the municipal securities market, including the supply and demand for municipal securities. Negative events, such as severe fiscal difficulties, bankruptcy of one or more issuers, an economic downturn, unfavorable legislation, court rulings or political developments, or reduced monetary support from the federal government could hurt fund performance.


SECURITY SELECTION RISK. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market funds and could result in a decline in share price.


MUNICIPAL TRUST RECEIPTS RISK. The fund's investment in MTRs is subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal securities. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the fund.


TAX RISK. Any distributions to shareholders that represent income from taxable securities will generally be taxable as ordinary income at both the state and federal levels, while other distributions, such as capital gains, are taxable to the same extent they would be for any mutual fund. New federal or state governmental action could adversely affect the tax-exempt status of securities held by the fund, resulting in a higher tax liability for shareholders and potentially hurting fund performance as well.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


US TERRITORY AND COMMONWEALTH OBLIGATIONS RISK. Adverse political and economic conditions and developments affecting any territory or Commonwealth of the US may, in turn, negatively affect the value of the fund's holdings in such obligations.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.



RISKS OF HOLDING CASH. The fund will at times hold cash positions, which may hurt the fund's performance. Cash positions may also subject the fund to additional risks and costs, including any fees imposed by the fund's custodian for large cash balances.



FEES AND GATES RISK. The fund has adopted policies and procedures such that the fund will be able to impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions for up to 10 business days in any 90 day period in the event that the fund's liquidity falls below required minimums. A liquidity fee would reduce the amount shareholders receive upon redemption of shares. Redemption gates would prevent shareholders from redeeming fund shares.


OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.


Cyber-attacks may include unauthorized attempts by third parties to improperly access, modify, disrupt the operations of, or prevent access to the systems of the fund's service providers or counterparties, issuers of securities held by the fund or other market participants or data within them. In addition, power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.



Cyber-attacks, disruptions, or failures may adversely affect the fund and its shareholders or cause reputational damage and subject the fund to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value, and impede trading). In addition, cyber-attacks, disruptions, or failures involving a fund counterparty could affect such




                                       7
PROSPECTUS August 1, 2018                                         Fund Details
counterparty's ability to meet its obligations to the fund, which may result in losses to the fund and its shareholders. Similar types of operational and technology risks are also present for issuers of securities held by the fund, which could have material adverse consequences for such issuers, and may cause the fund's investments to lose value. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund, or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will address the possibility of and fallout from cyber-attacks, disruptions, or failures. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund, or other market participants.



OTHER POLICIES


While the previous pages describe the main points of the fund's strategy and risks, there are a few other matters to know about:

o Although major changes tend to be infrequent, the fund's Board could change the fund's investment objective without shareholder approval.

o For temporary defensive purposes, or when acceptable short-term municipal securities are not available, more than 20% of the fund's net assets may be held in cash or invested in short-term taxable instruments, including obligations of the US government, its agencies or instrumentalities, other short-term high quality rated debt securities or, if unrated, determined to be of comparable quality in the opinion of the Advisor, commercial paper, bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances, and repurchase agreements. Short-term investments may also include shares of money market funds. To the extent the fund invests in such instruments, the fund will not be pursuing its investment objective. However, portfolio management may choose not to use these strategies for various reasons, even in volatile market conditions.



o From time to time, the fund may have a concentration of shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the fund.



o Your fund assets may be at risk of being transferred to the appropriate state if you fail to maintain a valid address and/or if certain activity does not occur in your account within the time specified by state law. Contact your financial advisor or the transfer agent for additional information.



FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in the fund. If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).


Keep in mind that there is no assurance that the fund will achieve its objective.



A schedule of the fund's portfolio holdings, including information required by applicable regulations, is posted once each month on dws.com (the Web site does not form a part of this prospectus). Portfolio holdings as of each month-end are posted to the Web site within five business days of the date of the applicable portfolio holdings information. More frequent posting of portfolio holdings information may be made from time to time on dws.com. The posted portfolio holdings information is available by fund and generally remains accessible for a period of not less than six months. The fund also may post on the Web site, on the same or a more frequent basis, various depictions of portfolio characteristics such as the allocation of the portfolio across various security types, market sectors and sub-sectors and maturities, liquidity and risk characteristics of the portfolio. The fund's Statement of Additional Information includes a description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings.




WHO MANAGES AND OVERSEES THE FUND


THE INVESTMENT ADVISOR


DWS Investment Management Americas, Inc. ("DIMA" or the "Advisor"), with headquarters at 345 Park Avenue, New York, NY 10154, is the investment advisor for the fund. Under the oversight of the Board, the Advisor makes investment decisions, buys and sells securities for the fund and conducts research that leads to these purchase and sale decisions. Deutsche Bank AG reorganized its asset management division, Deutsche Asset Management, into a separate financial services firm, DWS Group GmbH & Co. KGaA ("DWS Group"). DWS Group is now a separate, publicly-listed financial services firm that is an indirect, majority-owned subsidiary of Deutsche Bank AG. The Advisor is an indirect, wholly-owned subsidiary of DWS Group. The Advisor and its predecessors have more




                                       8
PROSPECTUS August 1, 2018                                         Fund Details
than 90 years of experience managing mutual funds and provide a full range of global investment advisory services to institutional and retail clients.

DWS represents the asset management activities conducted by DWS Group or any of its subsidiaries, including DIMA, other affiliated investment advisors and DWS Distributors, Inc. ("DDI" or the "Distributor"). DWS is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.



MANAGEMENT FEE. The Advisor receives a management fee from the fund. Below is the actual rate paid by the fund for the most recent fiscal year, as a percentage of the fund's average daily net assets.




FUND NAME                         FEE PAID
-------------------------  ---------------
DWS Tax-Exempt Portfolio         0.00%(*)
--------------------------       ----


* Reflecting the effect of expense limitations and/or fee waivers then in effect.

The management fee for the fund is computed based on the combined average daily net assets of DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio, each a series of Cash Account Trust, and is allocated to the fund based upon the fund's relative net assets.

The Advisor has contractually agreed through September 30, 2018 to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Exempt Money Fund of the DWS Tax-Exempt Portfolio to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 0.40%. The agreement may only be terminated with the consent of the fund's Board.



From time to time, the Advisor may voluntarily waive a portion of its fees and/or reimburse certain operating expenses of the fund. These voluntary waivers and/or reimbursements may be terminated at any time at the option of the Advisor.


A discussion regarding the basis for the Board's approval of the fund's investment management agreement is contained in the most recent shareholder report for the annual period ended April 30 or semi-annual period ended October 31 (see "Shareholder reports" on the back cover).


Under a separate administrative services agreement between the fund and the Advisor, the fund pays the Advisor a fee of 0.10% of the fund's average daily net assets for providing most of the fund's administrative services. The administrative services fee discussed above is included in the fees and expenses table under "Other expenses."


MULTI-MANAGER STRUCTURE. The Advisor, subject to the approval of the Board, has ultimate responsibility to oversee any subadvisor to the fund and to recommend the hiring, termination and replacement of subadvisors. The fund and the Advisor have received an order from the SEC that permits the Advisor to appoint or replace certain subadvisors, to manage all or a portion of the fund's assets and enter into, amend or terminate a subadvisory agreement with certain subadvisors, in each case subject to the approval of the fund's Board but without obtaining shareholder approval ("multi-manager structure"). The multi-

manager structure applies to subadvisors that are not affiliated with the fund or the Advisor ("nonaffiliated subadvisors"), as well as subadvisors that are indirect or direct, wholly-owned subsidiaries of the Advisor or that are indirect or direct, wholly-owned subsidiaries of the same company that, indirectly or directly, wholly owns the Advisor ("wholly-owned subadvisors"). Pursuant to the SEC order, the Advisor, with the approval of the fund's Board, has the discretion to terminate any subadvisor and allocate and reallocate the fund's assets among any other nonaffiliated subadvisors or wholly-owned subadvisors (including terminating a nonaffiliated subadvisor and replacing it with a wholly-owned subadvisor). The fund and the Advisor are subject to the conditions imposed by the SEC order, including the condition that within 90 days of hiring a new subadvisor pursuant to the multi-manager structure, the fund will provide shareholders with an information statement containing information about the new subadvisor. The shareholders of the fund have approved the multi-manager structure described herein.




MANAGEMENT


A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.


                                       9
PROSPECTUS August 1, 2018                                         Fund Details

[GRAPHIC APPEARS HERE]





Investing in the Fund



The following pages tell you how to invest in the fund and what to expect as a shareholder. The following pages also tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.



If you're investing directly with DWS, all of this information applies to you. If you're investing through a "third party provider" - for example, a workplace retirement plan, financial supermarket or financial advisor - your provider may have its own policies or instructions and you should follow those.


Different terms also apply to investors who elect the DWS MoneyPLUS Account(SM) feature. Check your informational brochure or your account services guide.



You can find out more about the topics covered here by speaking with your financial advisor or a representative of your workplace retirement plan or other investment provider. For an analysis of the fees associated with an investment in the fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx (this Web site does not form a part of this prospectus).


     BUYING, EXCHANGING AND SELLING SHARES

TO CONTACT DWS



BY PHONE

(800) 728-3337


BY MAIL



TYPE               ADDRESS
-----------------  ---------------------------
EXPEDITED MAIL
  All Requests     DWS
-----------------  210 West 10th Street
                   Kansas City, MO 64105-1614
                   ---------------------------
REGULAR MAIL
  New Accounts     DWS
                   P.O. Box 219356
                   Kansas City, MO 64121-9356
  Additional       DWS
  Investments      P.O. Box 219154
                   Kansas City, MO 64121-9154
  Exchanges and    DWS
  Redemptions      P.O. Box 219557
                   Kansas City, MO 64121-9557




     HOW TO BUY SHARES
Please note that your account cannot be opened until we receive a completed account application.


MINIMUM INITIAL INVESTMENT ($)



                          AUTOMATIC
                         INVESTMENT          DWS MONEY
      NON-IRA    IRAS         PLANS   PLUS ACCOUNT(SM)
    ---------  ------  ------------  -----------------
     1,000      500        500            10,000
---  -----      ---        ---            ------



The minimum additional investment is $50. However, for an Automatic Investment Plan in a DWS MoneyPLUS Account(SM), the monthly minimum additional investment is $1,500.



THROUGH A FINANCIAL ADVISOR

Contact your financial advisor to obtain a new account application or for instructions about how to set up a new account. Your financial advisor can also assist with making additional investments into an existing account.


BY MAIL OR EXPEDITED MAIL


To establish an account, simply complete the appropriate application and mail it to the address provided on the form. With your application, include your check made payable to "DWS" for the required initial minimum investment.




                                       10
PROSPECTUS August 1, 2018                                Investing in the Fund

Once your account is established, to make additional investments, send a check made payable to "DWS" and an investment slip to the appropriate address. If you do not have an investment slip, include a letter with your name, account number, the full fund name and share class, and your investment instructions. If your check fails to clear, the fund has the right to cancel your order, hold you liable or charge you or your account for any losses or fees the fund or its agents have incurred.



BY AUTOMATIC INVESTMENT PLAN


If you wish to take advantage of the lower initial investment minimums by establishing an Automatic Investment Plan, make sure to complete that section on the new account application and attach a voided check for the bank account from which the funds will be drawn. Subsequent investments are made automatically from the shareholder's account at a bank, savings and loan or credit union into the shareholder's fund account. The maximum Automatic Investment Plan investment is $250,000. Termination by a shareholder will become effective within thirty days after DWS has received the request. The fund may immediately terminate a shareholder's Automatic Investment Plan in the event that any item is unpaid by the shareholder's financial institution.



OTHER WAYS TO BUY SHARES


The following privileges must be established on your account before an investment request is made. This can either be done by completing the applicable section(s) on the new account application or by contacting a customer service representative for instructions.


BY PHONE USING QUICKBUY (FOR ADDITIONAL INVESTMENTS ONLY). Call DWS and use our automated system to place your QuickBuy purchase using the Automated Clearing House system (ACH) or choose to be transferred to a customer service representative to complete your request. Transactions take two to three days to be completed and there is a $50 minimum and a $250,000 maximum.


ON THE INTERNET (FOR ADDITIONAL INVESTMENTS ONLY). Register at dws.com to set up on-line access to your account(s), or log in to the Web site if you have previously registered. Follow the instructions on the Web site to request a purchase with money from the bank account you have established on your DWS fund account(s).



THE FUND'S SHARES ARE AVAILABLE FOR PURCHASE ONLY BY NATURAL PERSONS. The fund has implemented policies and procedures that are reasonably designed to limit beneficial ownership of the fund's shares to natural persons. Natural persons may invest in the fund directly or through certain tax-advantaged savings accounts, trusts and other retirement accounts, which may include participant directed defined contribution plans, individual retirement accounts, simplified employee pension arrangements, simple retirement accounts, custodial accounts, deferred compensation plans, medical savings accounts, college savings plans, health savings account plans, or certain other accounts where the ultimate decision maker is an institution (e.g., an investment adviser managing discretionary investment accounts for natural persons or a plan sponsor of a retirement account).


Any new investors wishing to purchase shares of the fund may be required to demonstrate eligibility. If the fund subsequently determines that a beneficial owner of fund shares is not a natural person, then the fund, upon notice, will involuntarily redeem all of the shares of such ineligible investor and send the net proceeds to the investor.


     HOW TO EXCHANGE SHARES
REQUIREMENTS AND LIMITS



CLASS            EXCHANGING INTO ANOTHER FUND ($)
---------------- -----------------------------------------------
DWS TAX-EXEMPT   1,000 minimum into new non-IRA accounts per
MONEY FUND       fund
---------------- 500 minimum into new IRA accounts per fund
                 50 minimum into all existing accounts per fund
                 -----------------------------------------------



Shares may be exchanged with Class A shares of another DWS fund as described in such fund's applicable prospectus. Shares may also be exchanged with the following money market fund shares as described in each such fund's respective prospectus: DWS Government & Agency Securities Portfolio - DWS Government & Agency Money Fund shares or DWS Money Market Prime Series - DWS Money Market Fund shares.


Shareholders who exchange their shares into Class A shares of certain other DWS funds will generally be subject to the applicable sales charge (not including shares acquired by dividend reinvestment or shares that have previously paid a sales charge).



THROUGH A FINANCIAL ADVISOR

In addition to what is detailed below, your financial advisor can assist you with exchanging shares. Please contact your financial advisor using the method that is most convenient for you.


BY PHONE


Call DWS and use our automated system to place your exchange or choose to be transferred to a customer service representative to complete your request. For accounts with $5,000 or more, you may also establish a Systematic Exchange Plan of a minimum of $50 to another DWS fund on a regular basis. A representative can assist you with establishing this privilege.



ON THE INTERNET


Register at dws.com to set up on-line access to your account(s), or log in to the Web site if you have previously registered. Follow the instructions on the Web site to request an exchange to another DWS fund.




                                       11
PROSPECTUS August 1, 2018                                Investing in the Fund

BY MAIL OR EXPEDITED MAIL

Write a letter that includes the following information: the name(s) of all owners and address as they appear on your account, the fund name, share class, and account number from which you want to exchange, the dollar amount or number of shares you wish to exchange, and the name of the fund into which you want to exchange. Also include a daytime telephone number if we have any questions. All owners should sign the letter and it should be mailed to the appropriate address for exchanges and redemptions.


     HOW TO SELL SHARES
REQUIREMENTS AND LIMITS



CLASS            SELLING SHARES ($)
---------------- --------------------------------------------
DWS TAX-EXEMPT   Check redemption:
MONEY FUND       Up to 100,000, more than 100,000 see
---------------- "Signature Guarantee"
                 QuickSell to your bank: Minimum 50, maximum
                 250,000
                 Wire redemption to your bank: Minimum 1,000
                 Checkwriting:
                 Minimum 500, maximum 5,000,000
                 --------------------------------------------


THROUGH A FINANCIAL ADVISOR

In addition to what is detailed below, your financial advisor can assist you with selling shares. Please contact your financial advisor using the method that is most convenient for you.


BY PHONE


Call DWS and use our automated system or choose to be transferred to a customer service representative to complete your request. You may request a check for the redemption amount sent to the address on the account. You may elect overnight delivery of your check for a $20 fee ($25 for Saturday delivery), which will be paid by redeeming a portion of your shares equal to the amount of the fee. Overnight delivery is not available to a P.O. Box.



BY MAIL OR EXPEDITED MAIL

Write a letter that includes the following information: the name(s) of all owners and address as they appear on your account, the fund name, share class, and account number from which you want to sell shares, the dollar amount or number of shares you wish to sell, and a daytime telephone number if we have questions. All owners should sign the letter and it should be mailed to the appropriate address. You may elect overnight delivery of your check for a $20 fee ($25 for Saturday delivery), which will be paid by redeeming a portion of your shares equal to the amount of the fee. Overnight delivery is not available to a P.O. Box.



Some redemptions can only be ordered in writing with a Medallion Signature Guarantee. For more information, please contact DWS (see phone number on the back cover).



OTHER WAYS TO SELL SHARES


The following privileges must be established on your account before a redemption request is made. This can either be done by completing the applicable section(s) on the new account application when you establish your account or by contacting a customer service representative for instructions. Depending on the method you choose to request these redemptions, different transaction maximums may apply.


BY PHONE USING QUICKSELL. Call DWS and use our automated system to request a QuickSell redemption or choose to be transferred to a customer service representative (see table for applicable minimum and maximum amounts). The proceeds are sent via the Automated Clearing House system (ACH) to your bank. Transactions generally take two to three days to be completed. For accounts with $5,000 or more, you may also establish a Systematic Withdrawal Plan of a minimum of $50 to be sent on a regular basis as you direct. The $5,000 value does not apply to IRA accounts.


ON THE INTERNET. Register at dws.com to set up on-line access to your account(s), or log in to the Web site if you have previously registered. Follow the instructions on the Web site to request a redemption from your account using the desired method from your available options.



BY WIRE. You may sell shares by wire only if your account is authorized to do so. You will be paid for redeemed shares by wire transfer of funds to your financial advisor or bank upon receipt of a duly authorized redemption request. For your protection, you may not change the destination bank account over the phone.


BY WRITING A CHECK. You may sell shares of the fund by writing a check drawn from your account (see table for applicable minimum and maximum amounts). Your investment will keep earning dividends until your check clears. A $10 service charge will be assessed for checks that are written for less than $500. You'll also be charged a $10 service fee when you write a check that's larger than your available balance at the time the check is presented to us, and we will not be able to honor the check. It is not a good idea to close out your account using a check because your account balance could change between the time you write the check and the time it is processed. You should also keep in mind that if you make a purchase by check and that check has not yet cleared your bank account, that purchase amount will not be available for immediate redemption.



FINANCIAL INTERMEDIARY SUPPORT PAYMENTS


The Advisor, the Distributor and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to the fund, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial



                                       12
PROSPECTUS August 1, 2018                                Investing in the Fund
advisors") in connection with the sale and/or distribution of fund shares or the retention and/or servicing of fund investors and fund shares ("revenue sharing"). Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of the fund, any recordkeeping/sub-transfer agency/networking fees payable by the fund (generally through the Distributor or an affiliate) and/or the Distributor or Advisor to certain financial advisors for performing such services and any sales charges, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the Financial Industry Regulatory Authority or other concessions described in the fee table or elsewhere in this prospectus or the Statement of Additional Information as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may, using their legitimate profits, compensate financial advisors for providing the fund with "shelf space" or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the fund on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and obtaining other forms of marketing support. In addition, revenue sharing payments may consist of the Distributor's and/or its affiliates' payment or reimbursement of ticket charges that would otherwise be assessed by a financial advisor on an investor's fund transactions.


The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the fund attributable to the financial advisor, the particular fund or fund type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.



The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS fund shares or the retention and/or servicing of investors to financial advisors in amounts that generally range from 0.01% up to 0.52% of assets of the fund serviced and maintained by the financial advisor, 0.05% to 0.25% of sales of the fund attributable to the financial advisor, a flat fee of up to $143,750, or any combination thereof. These amounts are annual figures typically paid on a quarterly basis and are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation may influence your financial advisor's recommendation of the fund or of any particular share class of the fund. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of the fund. Additional information regarding these revenue sharing payments is included in the fund's Statement of Additional Information, which is available to you on request at no charge (see the back cover of this prospectus for more information on how to request a copy of the Statement of Additional Information).


The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to retirement plans that obtain recordkeeping services from ADP, Inc. or to 403(b) plans that obtain recordkeeping services from Ascensus, Inc. on the DWS-branded retirement plan platform (the "Platform"). The level of revenue sharing payments is based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.


It is likely that broker-dealers that execute portfolio transactions for the fund will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the fund. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.




POLICIES YOU SHOULD KNOW ABOUT


Along with the information on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on distributions and taxes, applies to all investors, including those investing through a financial advisor.


If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are separate from those described in this prospectus. Please note that a financial advisor or other intermediary may charge fees separate from those charged by the fund and may be compensated by the fund.



                                       13
PROSPECTUS August 1, 2018                                Investing in the Fund

Keep in mind that the information in this prospectus applies only to the shares offered herein. Other share classes are described in separate prospectuses and have different fees, requirements and services.



POLICIES ABOUT TRANSACTIONS


In accordance with requirements under anti-money laundering regulations, we may request additional information and/or documents to verify your identity. This information includes, but is not limited to, your name, address, date of birth and other identifying documentation. If after reasonable effort we are unable to obtain this information to verify your identity, in accordance with federal regulations, within the time frames established by the fund, we will provide you with written notification and we may reject your application and order.


The fund will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in "good order." The specific requirements for good order depend on the type of account and transaction and the method of purchase. Contact Shareholder Services if you have any questions. After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the share price next calculated.


In the exercise of its sole discretion, the fund at any time may, without prior notice, refuse, cancel, limit or rescind any purchase; cancel or rescind any purchase order placed through a financial intermediary no later than the business day after the order is received by the financial intermediary; freeze account activity; and/or involuntarily redeem and close an existing account. Specifically, the fund reserves the right to involuntarily redeem an account
(i) in case of actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or
(ii) if the account owner fails to provide legally required information, including information and/or documentation related to identity verification, to the fund. The fund is not required to provide justification to a potential or existing shareholder for taking any such action. Please be advised that if the fund involuntarily redeems and closes your account, under tax laws, you may be required to recognize a gain or a loss or otherwise incur tax consequences.


With certain limited exceptions, only US residents may invest in the fund.


Because orders placed through a financial advisor must be forwarded to the transfer agent, you'll need to allow extra time for your order to be processed. Your financial advisor should be able to tell you approximately when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.


TRANSACTION PROCESSING. Orders for the purchase of shares by wire transfer will normally be effective at the share price next computed after receipt of the wire transfer of the amount to be invested. If a wire transfer purchase order is received in good order before 3:00 p.m. Eastern time, it will normally receive the dividend for that day.


Investments by check will be effective on the business day following receipt and will earn dividends the following business day.


Please contact your financial advisor for wire instructions and purchase orders.


Orders processed through dealers or other financial services firms via Fund/SERV will be effected at the share price calculated on the trade day (normally the date the order is received). Purchases processed via Fund/SERV will begin earning dividends on the day the fund receives the payment (typically the next business day). For redemptions processed via Fund/SERV, you generally will receive dividends accrued up to, but not including, the business day that payment for your shares is made.


When selling shares, shareholders generally receive dividends up to, but not including, the business day following the day on which the shares were sold. To sell shares, you must state whether you would like to receive the proceeds by wire or check.


In order to receive proceeds by wire, contact Shareholder Services before 3:00 p.m. Eastern time. After you inform Shareholder Services of the amount of your redemption, you will receive a trade confirmation number. If the fund receives a sell request before 3:00 p.m. Eastern time and the request calls for proceeds to be sent out by wire, the proceeds will normally be wired on the same day. However, the shares sold will not earn that day's dividend.


As noted below, proceeds of a redemption may be delayed. The ability to receive "same day" wire redemption proceeds can be affected by a variety of circumstances including the time that the request is made, the level of redemption requests and purchase orders and general market conditions. A request for a same day wire redemption that is received earlier in the day will be given priority over a request received later in the day in the event that it is necessary to limit the amount of same day wire redemptions.


SPECIAL LIMITATIONS ON REDEMPTIONS. The fund has adopted policies and procedures such that the fund is able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90 day period in the event that the fund's weekly liquid assets were to fall below designated thresholds, subject to a determination by the fund's Board that such a liquidity fee or redemption gate is in the fund's best interest. If the fund's weekly liquid assets fall below 30% of its total assets, the fund may impose a liquidity fee of up to 2% of the value of the shares redeemed and/or temporarily



                                       14
PROSPECTUS August 1, 2018                                Investing in the Fund
suspend redemptions, if the Board, including a majority of board members, who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended ("Independent Board Members")), determines that imposing a liquidity fee or temporarily suspending redemptions is in the fund's best interest.


If the fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Board, including a majority of the Independent Board Members, determines that imposing such a fee would not be in the best interests of the fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the fund, which would remain in effect until weekly liquid assets return to 30% or the Board determines that the fee is no longer in the best interests of the fund. The fund's Board may also determine it is not in the fund's best interest to continue operating. In the event the Board determines that it is not in the fund's best interest to continue operating, the fund's assets would be liquidated in an equitable manner. All liquidity fees payable by shareholders of the fund would be payable to the fund and thereafter would be an asset of the fund and may be used for various purposes, including to offset any losses realized by the fund when seeking to honor redemption requests during times of market stress.


Weekly liquid assets include (i) cash, (ii) direct obligations of the US government, (iii) government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the US government pursuant to authority granted by Congress that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity date of 60 days or less, (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days, or (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.


A liquidity fee or redemption gate must automatically terminate at the beginning of the next business day once the fund's weekly liquid assets reach at least 30% of its total assets. Additionally, redemption gates may only be put in place for up to 10 business days in any 90 day period. In addition, the Board may, in its discretion, terminate a liquidity fee or redemption gate at any time if it believes such action to be in the best interest of the fund.


After the fund implements a liquidity fee, the liquidity fee would generally apply to all redemptions at the first net asset value calculation on the next business day following notification to financial intermediaries and shareholders. However, the Board, in its discretion, may elect to impose a liquidity fee on an intra-day basis. A liquidity fee will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Board. A liquidity fee would reduce the amount you receive upon redemption of your shares.



In the event that a fund imposes a redemption gate, the fund or any financial intermediary will not accept a redemption request until the fund provides notice that the redemption gate has been removed. A redemption gate would be implemented concurrently with the notification to financial intermediaries and shareholders. Redemption requests that are received when a redemption gate is imposed will be cancelled without further notice. If you wish to redeem once the redemption gate has been lifted, you will need to submit a new redemption request. The fund will communicate the decision to impose a liquidity fee or redemption gate to shareholders via the fund's Web site (dws.com) and through a supplement to the funds' prospectus.



When a liquidity fee or redemption gate is in place, the fund may elect to continue to permit the purchase of fund shares.



SUB-MINIMUM BALANCES. The fund may close your account if your balance falls below $1,000 ($500 for accounts with an Automatic Investment Plan funded with $50 or more per month in subsequent investments), or below $500 for retirement accounts. We will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to investors with $100,000 or more in DWS fund shares, investors in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, or group retirement plans and certain other accounts having lower minimum share balance requirements).



ACCOUNT MAINTENANCE FEE. The fund charges a $20 account maintenance fee for each fund account that has a balance below $10,000. Except as otherwise noted below, fund accounts are not aggregated by share class or fund. The assessment will occur once per calendar year and may be assessed through the automatic redemption of fund shares in your account. The fee will be assessed on each fund account that falls below the minimum for any reason, including market value fluctuations, redemptions or exchanges.



The account maintenance fee will also not apply to: (i) accounts with an automatic investment plan; (ii) accounts held in an omnibus account through a financial services firm; (iii) accounts maintained on behalf of participants in certain fee based and wrap programs offered through certain financial intermediaries approved by the Advisor; (iv) participant level accounts in group retirement plans held on the records of a retirement plan record keeper;
(v) accounts held by shareholders who maintain $50,000 or more in aggregate assets in DWS fund shares; (vi) shareholders who consent to electronic delivery for all documents (which include statements, prospectuses,




                                       15
PROSPECTUS August 1, 2018                                Investing in the Fund
annual and semi-annual reports, and other materials), except for tax forms;
(vii) Uniform Gift to Minors (UGMA) and Uniform Transfer to Minors (UTMA) accounts; (viii) Coverdell Education Savings Account (ESA) accounts; and (ix) IRA accounts for shareholders beginning in the year in which they turn age 70 1/2. You may elect to receive electronic delivery of DWS fund materials by registering on dws.com or by calling the telephone number on the back cover.

OVERNIGHT DELIVERY OF DWS FUND MATERIALS. You may request to receive a paper copy of any DWS fund materials via overnight delivery by calling the telephone number on the back cover. If you request an overnight delivery you will be charged a $20 fee ($25 for Saturday delivery) for each request, which will be paid by redeeming a portion of your shares equal to the amount of the fee. Overnight delivery is not available to a P.O. Box.


THE AUTOMATED INFORMATION LINE is available 24 hours a day by calling DWS at the phone number on the back cover. You can use our automated phone service to get information on DWS funds generally and on accounts held directly at DWS. You can also use this service to request share transactions.



TELEPHONE AND ELECTRONIC TRANSACTIONS. Generally, you are automatically entitled to telephone redemption and exchange privileges, but you may elect not to have them when you open your account or by calling the appropriate phone number on the back cover.


Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personal security information, we are not responsible for any losses that may occur as a result. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.



IF YOU ARE INVESTING IN THE FUND AND HAVE ELECTED THE DWS MONEYPLUS ACCOUNT(SM) FEATURE, you have access to a number of different features and your policies and fees are different in some cases. For example, there is no minimum dollar amount on checks you write, and you can access your account using a VISA (Reg.
TM) Check Card (a debit card). For more information on the DWS MoneyPLUS Account(SM), its cash management features and its policies and fees, call DWS.



CHECKWRITING enables you to sell shares of the fund by writing a check. Your investment keeps earning dividends until your check clears. Please note that we will not accept checks for less than $500. Please note that you should not write checks for more than $5,000,000. Note as well that we can't honor any check larger than your balance at the time the check is presented to us. A $10 service charge will be assessed for checks that are written for less than $500. You'll also be charged a $10 service fee when you write a check that's larger than your available balance at the time the check is presented to us, and we will not be able to honor the check. It is not a good idea to close out an account using a check because the account balance could change between the time you write the check and the time it is processed. Please keep in mind that if you make a purchase by check and that check has not yet cleared, those funds will not be available for immediate redemption.


THE FUND ACCEPTS AUTOMATED CLEARING HOUSE ("ACH") debit entries for accounts that have elected the checkwriting redemption privilege. Upon receipt of an ACH debit entry referencing your account number you authorize us to redeem shares in your account to pay the entry to the third party originating the debit. Your fund account statement will show all ACH debit entries in your account. IN CASE OF ERRORS OR QUESTIONS ABOUT YOUR TRANSACTIONS OR PRE-AUTHORIZED TRANSFERS please contact your financial advisor as soon as possible if you believe your statement reflects an improper charge or if you need more information about an ACH debit entry transaction. Your financial advisor must contact the Shareholder Service Agent within sixty (60) days of the fund sending you the first fund account statement on which an improper charge appears.


THE FUND DOES NOT ISSUE SHARE CERTIFICATES.


WHEN YOU ASK US TO SEND OR RECEIVE A WIRE, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. The fund can only send wires of $1,000 or more and accept wires of $50 or more.



THE FUND ACCEPTS PAYMENT FOR SHARES ONLY IN US DOLLARS by a check drawn on a US bank, a bank or Federal Funds wire transfer or an electronic bank transfer. The fund does not accept third party checks. A third party check is a check made payable to one or more parties and offered as payment to one or more other parties (e.g., a check made payable to you that you offer as payment to someone else). Checks should be payable to DWS and drawn by you or a financial institution on your behalf with your name or account number included with the check. If you pay for shares by check and the check fails to clear, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees the fund or its agents have incurred.



SIGNATURE GUARANTEE. When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and have your signature guaranteed. However, if you want money transferred electronically to a bank account that is already on file with us, you don't need a signature guarantee. Also, generally you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.



                                       16
PROSPECTUS August 1, 2018                                Investing in the Fund

A signature guarantee is simply a certification of your signature - a valuable safeguard against fraud. DWS accepts Medallion Signature Guarantees, which can be obtained from an eligible guarantor. Eligible guarantor institutions include commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange or any member or participant of an approved signature guarantor program. A notarized document cannot be accepted in lieu of a signature guarantee.


SELLING SHARES OF TRUST ACCOUNTS AND BUSINESS OR ORGANIZATION ACCOUNTS may require additional documentation. Please call DWS (see phone number on the back cover) or contact your financial advisor for more information.



MONEY FROM SHARES YOU SELL is normally sent out within one business day of when your order is processed (not when it is received). In addition, as described above under "Transaction Processing," requests for redemptions by wire received before the daily cut-off time will normally result in proceeds being sent out by wire on the same day. Redemptions could be delayed for up to seven days. There are circumstances when it could be longer, including, but not limited to, when you are selling shares you bought recently by check or ACH (the funds will be placed under a 10 calendar day hold to ensure good funds) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes (e.g., redemption proceeds by wire) may also be delayed or unavailable when you are selling shares recently purchased or in the event of a non-routine closure of the Federal Reserve wire payment system.


Redemptions will generally be in the form of cash, though the fund reserves the right to redeem in kind (as described under "Other Rights We Reserve"). The fund typically expects to satisfy redemption requests by using available cash or by selling portfolio securities if available cash is not sufficient to meet redemptions. The fund may also utilize inter-fund lending, though such use is expected to be rare. The fund may use any of these methods of satisfying redemption requests under normal or stressed market conditions.


The fund reserves the right to suspend or postpone redemptions as permitted pursuant to Section 22(e) of the 1940 Act. Generally, those circumstances are when 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) the SEC determines that trading on the New York Stock Exchange is restricted; 3) the SEC determines that an emergency exists which makes the disposal of securities owned by the fund or the fair determination of the value of the fund's net assets not reasonably practicable; or 4) the SEC, by order or rule, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a non-routine closure of the Federal Reserve wire payment system. Additionally, the fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares (a redemption "gate") if the fund's liquidity falls below required minimums. See "Special Limitations on Redemptions," above. For additional rights reserved by the fund, please see "Other Rights We Reserve."


SHORT-TERM TRADING. Since money market funds hold short-term instruments and are intended to provide liquidity to shareholders, the Advisor does not monitor or limit short-term or excessive trading activity in the fund and, accordingly, the Board of the fund has not approved any policies and procedures designed to limit this activity. However, the fund reserves the right to and may reject or cancel a purchase or exchange order into the fund for any reason, including if, in the opinion of the Advisor, there appears to be a pattern of short-term or excessive trading by an investor in another DWS fund.




HOW THE FUND CALCULATES SHARE PRICE


To calculate net asset value, or NAV, the fund uses the following equation:



        TOTAL          TOTAL                 TOTAL NUMBER OF
               -                                               =    NAV
                                       /
  (                               )
       ASSETS       LIABILITIES            SHARES OUTSTANDING

The price at which you buy and sell shares is based on the NAV per share next calculated after the order is received and accepted by the transfer agent.


IN VALUING SECURITIES, we typically use amortized cost to account for any premiums or discounts above or below the face value of any securities the fund buys, and round the per share NAV to the nearest whole cent.


THE FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange (the "Exchange") is open. Normally, the fund calculates its share price once every business day as of the close of regular trading on the Exchange (typically 4:00 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). In the event of scheduled partial day trading or unscheduled suspensions of trading on the Exchange, the calculation of share price shall be as of the close of trading on the Exchange. In such instances, the latest time for receipt of wire purchase transactions entitled to receive same day dividend treatment and for receipt of redemption orders for same day wire transfer of proceeds will be the earlier of: (a) 3:00 p.m. Eastern time or (b) the early closing time of the Exchange.


The fund may, but is not required to, accept certain types of purchase and redemption orders (not including exchanges) on days that the Exchange is closed, or beyond an Exchange early closing time (referred to as a "Limited Trading Period") if: (a) the Federal Reserve system is open, (b) the primary trading markets for the fund's portfolio instruments are open and (c) the Advisor believes there will be adequate liquidity in the short-term markets. During any such Limited Trading Period, the fund will only accept purchase orders by wire and telephone redemption orders with proceeds to be sent by wire, ACH or check and will



                                       17
PROSPECTUS August 1, 2018                                Investing in the Fund
not accept orders by any other means. (Automated Telephone Line orders are not permitted.) If redemption proceeds are requested by ACH or check, the transmission of the ACH payment or the mailing of the check, as the case may be, will be delayed by at least one business day in comparison to normal trading periods. Orders submitted by other means will be processed on the next day that the Exchange is open. The calculation of share price will be as set forth in the prospectus for normal trading days. Orders must be submitted by the cut-off times for receipt of wire purchases entitled to that day's dividend and for receipt of telephone redemption orders for same day wire transfer, which will be the earlier of: (a) the times set forth in the prospectus for normal trading days or (b) such earlier times that the fund determines based on the criteria described above. If redemption proceeds are requested by ACH or check, orders must be received prior to the calculation of share price. Please call (877) 237-1131 or visit our Web site at dws.com for additional information about whether the fund will be open for business on a particular day. Information concerning the intention of the fund to be open for a Limited Trading Period will be available at least one business day prior to the applicable day that the Exchange is closed or is closing early in the case of scheduled closings and as soon as practical in the case of unscheduled closings.



OTHER RIGHTS WE RESERVE


You should be aware that we may do any of the following:

o  withdraw or suspend the offering of shares at any time

o withhold a portion of your distributions and redemption proceeds if we have been notified by the Internal Revenue Service that you are subject to backup withholding, if you fail to provide us with the correct taxpayer ID number and certain certifications, including certification that you are not subject to backup withholding, or if you are otherwise subject to withholding

o reject a new account application if you don't provide any required or requested identifying information, or for any other reason

o refuse, cancel, limit or rescind any purchase or exchange order, without prior notice; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the fund's best interests or when the fund is requested or compelled to do so by governmental authority or by applicable law

o close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account; you may recognize a gain or loss on the redemption of your fund shares and you may incur a tax liability


o pay you for shares you sell by "redeeming in kind," that is, by giving you securities (which typically will involve brokerage costs for you to liquidate) rather than cash, but which will be taxable to the same extent as a redemption for cash; the fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may adjust the fund's investment minimums at any time). All orders to purchase shares of the fund are subject to acceptance and are not binding until confirmed or accepted in writing



UNDERSTANDING DISTRIBUTIONS AND TAXES


The fund intends to distribute to its shareholders virtually all of its net earnings. The fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (The fund's earnings are separate from any gains or losses stemming from your own purchase and sale of shares.) The fund may not always pay a dividend or distribution for a given period.


THE FUND'S INCOME DIVIDENDS ARE DECLARED DAILY AND PAID MONTHLY TO SHAREHOLDERS. The fund may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declarations. The fund may make additional distributions for tax purposes, if necessary.


Dividends declared and payable to shareholders of record in the last quarter of a given calendar year are treated for federal income tax purposes as if they were received by shareholders and paid by the fund on December 31 of that year, if such dividends are actually paid in January of the following year.


YOU CAN CHOOSE HOW TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS. You may have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, by wire, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. You will receive any unpaid dividends upon redeeming your entire account, unless you elect to receive unpaid dividends on the next monthly dividend payment date.


Dividends and distributions are treated the same for federal income tax purposes whether you receive them in cash or reinvest them in additional shares.


Because the fund seeks to maintain a stable share price, you are unlikely to have capital gains or losses when you sell fund shares.



                                       18
PROSPECTUS August 1, 2018                                Investing in the Fund

However, there can be no assurance that the fund will be able to maintain a stable share price. If the fund is not able to maintain a stable share price or your basis in your fund shares differs from the amount received for the shares when the shares are sold, the sale may result in a taxable gain or loss for federal income tax purposes. Unless you elect the simplified NAV method of accounting (discussed below), you will generally recognize gain or loss equal to the difference between the amount realized on the sale and your basis in your shares that were sold. In general, any gain or loss realized upon a taxable disposition of shares will be treated for federal income tax purposes as long-term capital gain or loss if the shares have been held for more than twelve months. Otherwise, the gain or loss on the taxable disposition of shares of the fund will generally be treated for federal income tax purposes as short-term capital gain or loss. Capital losses may be subject to limitations on their use by a shareholder. For federal income tax purposes, an exchange is treated the same as a sale.


If you elect to adopt the simplified NAV method of accounting, rather than computing gain or loss on every taxable disposition of fund shares as described above, you would recognize gain or loss based on the aggregate value of your fund shares during the computation period. Your gain or loss would generally equal (i) the aggregate fair market value of your shares in the fund at the end of the computation period, (ii) minus the aggregate fair market value of your shares at the end of the prior computation period, (iii) minus your "net investment" in the fund for the computation period. Your net investment is the aggregate cost of fund shares purchased during the computation period (including reinvested dividends) minus the aggregate amount received in taxable redemptions of fund shares during the same period. The computation period may be your taxable year or a shorter period, as long as all computation periods contain days from only one taxable year and every day during the taxable year falls within one and only one computation period. Any capital gain or loss realized under the NAV method will be a short-term capital gain or loss. Please consult your own tax advisor to determine if the NAV method is appropriate for your individual circumstances.


EFFECT OF LIQUIDITY FEES. A liquidity fee imposed by the fund will reduce the amount you will receive upon the redemption of your shares and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds. Such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If the fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the fund at that time.


For federal income tax purposes, distributions of net investment income (other than "exempt-interest dividends") are taxable as ordinary income. The fund does not expect to make distributions that are eligible for taxation as long-term capital gains or as qualified dividend income.


For most shareholders, dividends from the fund are generally exempt from federal income tax. However, there are a few exceptions:

o A portion of the fund's dividends may be taxable if it came from investments in taxable securities, tax-exempt market discount bonds, or as the result of short or long-term capital gains.

o Because the fund can invest up to 20% of its net assets in securities whose income is subject to the AMT, you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT. In addition, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the fund may have on the federal taxation of your benefits.

YOUR FUND WILL SEND YOU DETAILED FEDERAL INCOME TAX INFORMATION EARLY EACH YEAR. These statements tell you the amount and the federal income tax classification of any dividends or distributions you received.


A 3.8% Medicare contribution tax is imposed on the "net investment income" of individuals, estates and trusts to the extent their income exceeds certain threshold amounts. For this purpose, net investment income generally includes dividends that are taxable for federal income tax purposes and net gains recognized on the sale, redemption or exchange of fund shares.


If the fund's distributions exceed its current and accumulated earnings and profits, the excess will be treated for federal income tax purposes as a return of capital to the extent of your basis in your shares and thereafter as a capital gain. A return of capital distribution reduces the basis of your shares. As a result, even though the fund seeks to maintain a stable share price, you may recognize a capital gain when you sell your shares if you have received a return of capital distribution.


Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investment, including any state and local tax consequences.


The above discussion summarizes certain federal income tax consequences for shareholders who are US persons. If you are a non-US person, please consult your own tax advisor with respect to the US and foreign tax consequences to you of an investment in the fund. For more information, see "Taxes" in the Statement of Additional Information.


                                       19
PROSPECTUS August 1, 2018                                Investing in the Fund

[GRAPHIC APPEARS HERE]





Financial Highlights



The financial highlights are designed to help you understand recent financial performance. The figures in the first part of the tables are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's annual report (see "Shareholder reports" on the back cover).



DWS TAX-EXEMPT PORTFOLIO - DWS TAX-EXEMPT MONEY FUND





                                                                        YEARS ENDED APRIL 30,
                                                     2018         2017          2016          2015          2014
                                                  ----------  ------------  ------------  ------------  ------------
SELECTED PER SHARE DATA
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  1.00      $  1.00       $ 1.00        $ 1.00        $ 1.00
------------------------------------------------   -------      -------       ------        ------        ------
Income (loss) from investment operations:
  Net investment income                                .008         .005         .000*         .000*         .000*
------------------------------------------------   --------     --------      -------       -------       -------
  Net realized gain (loss)                            .000*      ( .000)*        .000*         .000*         .000*
------------------------------------------------   --------     --------      -------       -------       -------
  TOTAL FROM INVESTMENT OPERATIONS                    .008          .005         .000*         .000*         .000*
------------------------------------------------   --------     --------      -------       -------       -------
Less distributions from:
  Net investment income                             ( .008)      ( .005)       ( .000)*      ( .000)*      ( .000)*
------------------------------------------------   --------     --------      -------       -------       -------
  Net realized gains                                     -       ( .000)*      ( .000)*      ( .000)*      ( .000)*
------------------------------------------------   --------     --------      -------       -------       -------
  TOTAL DISTRIBUTIONS                               ( .008)      ( .005)       ( .000)*      ( .000)*      ( .000)*
------------------------------------------------   --------     --------      -------       -------       -------
NET ASSET VALUE, END OF PERIOD                     $ 1.00       $  1.00       $ 1.00        $ 1.00        $ 1.00
------------------------------------------------   --------     --------      -------       -------       -------
Total Return (%)(a)                                   .83           .50          .04           .03           .02
------------------------------------------------   --------     --------      -------       -------       -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                 136          143           171           176           212
------------------------------------------------   --------     --------      -------       -------       -------
Ratio of expenses before expense reductions (%)       .33           .30          .26           .24           .23
-------------------------------------------------  --------     --------      -------       -------       -------
Ratio of expenses after expense reductions (%)        .23           .25          .12           .10           .13
-------------------------------------------------  --------     --------      -------       -------       -------
Ratio of net investment income (%)                    .82           .41          .03           .01           .01
-------------------------------------------------  --------     --------      -------       -------       -------



a Total return would have been lower had certain expenses not been reduced.

* Amount is less than $.0005.

                                       20
PROSPECTUS August 1, 2018                                 Financial Highlights

[GRAPHIC APPEARS HERE]





Appendix



HYPOTHETICAL EXPENSE SUMMARY

Using the annual fund operating expense ratios presented in the fee tables in the fund prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the fund held for the next 10 years and the impact of such fees and expenses on fund returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the fund may be higher or lower than 5% and, for money market funds, is typically less than 5%. The tables also assume that all dividends and distributions are reinvested. The annual fund expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the fund that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.


The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the fund's prospectus to consider the investment objective, risks, expenses and charges of the fund prior to investing.



DWS TAX-EXEMPT PORTFOLIO - DWS TAX-EXEMPT MONEY FUND





            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.33%         4.67%       $ 10,467.00     $  33.77
 ---         -----          ----         -----        -----------     --------
   2         10.25%         0.33%         9.56%       $ 10,955.81     $  35.35
 ---         -----          ----         -----        -----------     --------
   3         15.76%         0.33%        14.67%       $ 11,467.45     $  37.00
 ---         -----          ----         -----        -----------     --------
   4         21.55%         0.33%        20.03%       $ 12,002.97     $  38.73
 ---         -----          ----         -----        -----------     --------
   5         27.63%         0.33%        25.64%       $ 12,563.51     $  40.53
 ---         -----          ----         -----        -----------     --------
   6         34.01%         0.33%        31.50%       $ 13,150.23     $  42.43
 ---         -----          ----         -----        -----------     --------
   7         40.71%         0.33%        37.64%       $ 13,764.35     $  44.41
 ---         -----          ----         -----        -----------     --------
   8         47.75%         0.33%        44.07%       $ 14,407.14     $  46.48
 ---         -----          ----         -----        -----------     --------
   9         55.13%         0.33%        50.80%       $ 15,079.95     $  48.65
 ---         -----          ----         -----        -----------     --------
 10          62.89%         0.33%        57.84%       $ 15,784.19     $  50.93
 ---         -----          ----         -----        -----------     --------
TOTAL                                                                 $ 418.28
---                                                                   --------



                                       21
PROSPECTUS August 1, 2018                                             Appendix

TO GET MORE INFORMATION

SHAREHOLDER REPORTS. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected fund performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI). This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).



For a free copy of any of these documents or to request other information about the fund, contact DWS at the phone number or address listed below. SAIs and shareholder reports are also available through the DWS web site at dws.com. These documents and other information about the fund are available from the EDGAR Database on the SEC's Internet site at sec.gov. If you like, you may obtain copies of this information, after paying a duplicating fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below.



You can also review and copy these documents and other information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 551-8090.


In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial advisor or call the number provided.


CONTACT INFORMATION



DWS               PO Box 219151
                  Kansas City, MO
                  64121-9151
                  dws.com
                  (800) 728-3337
SEC               Public Reference Section
                  Washington, D.C. 20549-1520
                  SEC.GOV
DISTRIBUTOR       DWS Distributors, Inc.
                  222 South Riverside Plaza
                  Chicago, IL 60606-5808
                  (800) 621-1148
SEC FILE NUMBER   Cash Account Trust
                  DWS Tax-Exempt Portfolio
                  811-05970



                                                                     [DWS Logo]






(08/01/18) DTEMF-1

                                                                      [DWS Logo]



Prospectus

August 1, 2018







DWS Tax-Exempt Portfolio
(formerly Deutsche Tax-Exempt Portfolio)
                                          DWS TAX-FREE MONEY FUND CLASS S
                                          (formerly DEUTSCHE TAX-FREE MONEY FUND
CLASS/TICKER                              CLASS S)                                DTCXX



As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

[GRAPHIC APPEARS HERE]



Table of Contents






DWS TAX-EXEMPT PORTFOLIO
Investment Objective...............................  1
Fees and Expenses of the Fund......................  1
Principal Investment Strategy......................  1
Main Risks.........................................  1
Past Performance...................................  3
Management.........................................  3
Purchase and Sale of Fund Shares...................  3
Tax Information....................................  4
Payments to Broker-Dealers and
Other Financial Intermediaries.....................  4
FUND DETAILS
Additional Information About Fund Strategies and
Risks..............................................  5
Other Policies.....................................  8
Who Manages and Oversees the Fund..................  8
Management.........................................  9
INVESTING IN THE FUND
Buying, Exchanging and Selling Shares.............. 11
How to Buy Shares.................................. 11
How to Exchange Shares............................. 12
How to Sell Shares................................. 12
Financial Intermediary Support Payments............ 13
Policies You Should Know About..................... 14
Policies About Transactions........................ 14
How the Fund Calculates Share Price................ 18
Other Rights We Reserve............................ 18
Understanding Distributions and Taxes.............. 19
FINANCIAL HIGHLIGHTS............................... 21
APPENDIX........................................... 22
Hypothetical Expense Summary....................... 22


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YOUR INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, ENTITY OR PERSON.
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                                                                      [DWS Logo]






DWS Tax-Exempt Portfolio

(formerly Deutsche Tax-Exempt Portfolio)





INVESTMENT OBJECTIVE



The fund seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares.


SHAREHOLDER FEES (paid directly from your investment)


Account Maintenance Fee (annually, for fund account
  balances
below $10,000 and subject to certain exceptions)     $20
---------------------------------------------------- ---

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)



Management fee                            0.07
-------------------------------------     ----
Distribution/service (12b-1) fees        None
-------------------------------------    -----
Other expenses                            0.29
-------------------------------------    -----
TOTAL ANNUAL FUND OPERATING EXPENSES      0.36
-------------------------------------    -----


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




       1 YEAR    3 YEARS    5 YEARS   10 YEARS
     --------  ---------  ---------  ---------
        $37       $116       $202       $456
---     ---       ----       ----       ----


PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities, the income from which is free from regular federal income tax and alternative minimum tax (AMT). This policy is fundamental and may not be changed without shareholder approval.


The fund is a money market fund that is managed in accordance with federal regulations, which govern the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest.


The fund follows policies designed to maintain a stable $1.00 share price.


The fund may invest in municipal trust receipts (MTRs), general obligation and revenue notes and bonds, municipal obligations backed by third parties, obligations of the territories or Commonwealths of the US and other municipal instruments paying a fixed, variable or floating interest rate.


The fund is designed for investors in a moderate to high tax bracket who are interested in federal tax-exempt income along with the liquidity and stability that a money market fund is designed to offer.


MANAGEMENT PROCESS. Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.



MAIN RISKS


There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.


MONEY MARKET FUND RISK. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon



                                       1
PROSPECTUS August 1, 2018                             DWS Tax-Exempt Portfolio
the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.


INTEREST RATE RISK. Rising interest rates could cause the value of the fund's investments - and therefore its share price as well - to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund's ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.



CREDIT RISK. The fund's performance could be hurt and the fund's share price could fall below $1.00 if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation.


LIQUIDITY AND TRANSACTION RISK. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there are no willing buyers and an instrument cannot be readily sold at a desired time or price, the fund may have to accept a lower price or may not be able to sell the instrument at all. If dealer capacity in debt instruments is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the debt markets. Additionally, market participants other than the fund may attempt to sell debt holdings at the same time as the fund, which could cause downward pricing pressure and contribute to illiquidity. An inability to sell one or more portfolio securities can adversely affect the fund's ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities.


Unusual market conditions, an unusually high volume of redemption requests or other similar conditions could cause the fund to be unable to pay redemption proceeds within a short period of time. If the fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the fund's ability to maintain a $1.00 share price.


MUNICIPAL SECURITIES RISK. The fund could be impacted by events in the municipal securities market, including the supply and demand for municipal securities. Negative events, such as severe fiscal difficulties, bankruptcy of one or more issuers, an economic downturn, unfavorable legislation, court rulings or political developments, or reduced monetary support from the federal government could hurt fund performance.


SECURITY SELECTION RISK. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market funds and could result in a decline in share price.


MUNICIPAL TRUST RECEIPTS RISK. The fund's investment in MTRs is subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal securities. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the fund.


TAX RISK. Any distributions to shareholders that represent income from taxable securities will generally be taxable as ordinary income at both the state and federal levels, while other distributions, such as capital gains, are taxable to the same extent they would be for any mutual fund. New federal or state governmental action could adversely affect the tax-exempt status of securities held by the fund, resulting in a higher tax liability for shareholders and potentially hurting fund performance as well.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


US TERRITORY AND COMMONWEALTH OBLIGATIONS RISK. Adverse political and economic conditions and developments affecting any territory or Commonwealth of the US may, in turn, negatively affect the value of the fund's holdings in such obligations.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of



                                       2
PROSPECTUS August 1, 2018                             DWS Tax-Exempt Portfolio
the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


RISKS OF HOLDING CASH. The fund will at times hold cash positions, which may hurt the fund's performance. Cash positions may also subject the fund to additional risks and costs, including any fees imposed by the fund's custodian for large cash balances.



FEES AND GATES RISK. The fund has adopted policies and procedures such that the fund will be able to impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions for up to 10 business days in any 90 day period in the event that the fund's liquidity falls below required minimums. A liquidity fee would reduce the amount shareholders receive upon redemption of shares. Redemption gates would prevent shareholders from redeeming fund shares.


OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.



PAST PERFORMANCE



How a fund's returns vary from year to year can give an idea of its risk. Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. The 7-DAY YIELD, which is often referred to as the "current yield," is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. For more recent performance figures and the current yield, go to dws.com (the Web site does not form a part of this prospectus) or call the telephone number included in this prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (DWS Tax-Free Money Fund Class S)


Returns for other classes were different and are not shown here.




[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]









  2008      2009      2010      2011      2012      2013      2014      2015      2016      2017
  2.15      0.38      0.10      0.06      0.02      0.04      0.03      0.02      0.30      0.63







                   RETURNS   PERIOD ENDING
 BEST QUARTER     0.64%      March 31, 2008
 WORST QUARTER    0.00%      March 31, 2014
 YEAR-TO-DATE     0.53%      June 30, 2018


AVERAGE ANNUAL TOTAL RETURNS

(For periods ended 12/31/2017 expressed as a %) (DWS Tax-Free Money Fund Class
S)




           CLASS          1          5         10
       INCEPTION       YEAR      YEARS      YEARS
     -----------  ---------  ---------  ---------
     3/19/2007        0.63       0.20       0.37
---  ---------        ----       ----       ----


Total returns would have been lower if operating expenses had not been reduced.


For more recent performance information, contact the financial services firm from which you obtained this prospectus.



MANAGEMENT


INVESTMENT ADVISOR


DWS Investment Management Americas, Inc.




PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                     AUTOMATIC
                           UGMAS/   INVESTMENT
       NON-IRA     IRAS     UTMAS        PLANS
     ---------  -------  --------  -----------
S     2,500     1,000     1,000       1,000
---   -----     -----     -----       -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. The minimum additional investment in all other instances is $50.



TO PLACE ORDERS



MAIL           New Accounts             DWS
                                        PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS
                                        PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS
               Redemptions              PO Box 219557
                                        Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS
                                        210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                dws.com
TELEPHONE                               (800) 728-3337, M - F 8 a.m. - 7 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 7 p.m. ET



The fund is generally open on days when the New York Stock Exchange is open for regular trading. Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our Web site, by mail, or by telephone; however you may have to elect certain privileges on your initial account application. If you are working with a financial advisor, contact your financial advisor for assistance with buying or selling fund shares.



                                       3
PROSPECTUS August 1, 2018                             DWS Tax-Exempt Portfolio

THE FUND'S SHARES ARE AVAILABLE FOR PURCHASE ONLY BY NATURAL PERSONS. The fund has implemented policies and procedures that are reasonably designed to limit beneficial ownership of the fund's shares to natural persons.


Any new investors wishing to purchase shares of the fund may be required to demonstrate eligibility. If the fund subsequently determines that a beneficial owner of fund shares is not a natural person, then the fund, upon notice, will involuntarily redeem all of the shares of such ineligible investor and send the net proceeds to the investor.



TAX INFORMATION


The fund's distributions are generally exempt from regular federal income tax. A portion of the fund's dividends may be subject to federal income tax, including the federal alternative minimum tax.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund, the Advisor, and/or the Advisor's affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.


                                       4
PROSPECTUS August 1, 2018                             DWS Tax-Exempt Portfolio

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Fund Details



ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS



INVESTMENT OBJECTIVE


The fund seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities, the income from which is free from regular federal income tax and alternative minimum tax (AMT). This policy is fundamental and may not be changed without shareholder approval. The fund may invest in municipal securities of various locales, including any territory or Commonwealth of the US.


The fund is a money market fund that is managed in accordance with federal regulations, which govern the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. The fund follows policies designed to seek to maintain a stable $1.00 share price:

o Fund securities are denominated in US dollars and, at the time of purchase, have remaining maturities of 397 days (about 13 months) or less, or have certain maturity shortening features (such as interest rate resets and demand features) that have the effect of reducing their maturities to 397 days or less.

o The fund maintains a dollar-weighted average maturity of (i) 60 days or less and (ii) 120 days or less determined without regard to interest rate resets.

o  The fund maintains certain minimum liquidity standards such that:

   - the fund may not purchase a security other than a security offering weekly liquidity if, immediately after purchase, the fund would have invested less than 30% of its total assets in securities offering weekly liquidity (includes securities that mature or are subject to demand within five business days, cash, direct US government obligations and government agency discount notes with remaining maturities of 60 days or less); and

   - the fund may not purchase an illiquid security if, immediately after purchase, the fund would have invested more than 5% of its total assets in illiquid securities (securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the market value ascribed to them by the fund).
The fund pursues its objective by investing in high quality, short-term municipal obligations.


The fund is designed for investors in a moderate to high tax bracket who are interested in federal tax-exempt income along with the liquidity and stability that a money market fund is designed to offer.


The fund primarily invests in the following types of investments:

o Municipal trust receipts (MTRs), also called municipal asset-backed securities, floating rate trust certificates, or municipal securities trust receipts. MTRs are trusts that hold municipal securities and that offer purchasers (such as the fund) a conditional right to sell their interest in the underlying securities to a financial institution at par value plus accrued interest. The fund may invest up to 50% of its net assets in MTRs, as well as an additional 10% of net assets on a temporary basis to manage inflows into the fund.

o General obligation notes and bonds, which an issuer backs with its full faith and credit (taxing power).

o Revenue notes and bonds, which are payable from specific revenue sources. These are often tied to the public works projects the bonds are financing, but are not generally backed by the issuer's taxing power.

o Tax-exempt commercial paper, which is tax-exempt debt of borrowers that typically matures in 270 days or less.

o Short-term municipal notes, such as tax anticipation notes, that are issued in anticipation of the receipt of tax revenues.

o Municipal obligations backed by letters of credit (a document issued by a bank guaranteeing the issuer's payments for a stated amount), general bank guarantees or municipal bond insurance.



                                       5
PROSPECTUS August 1, 2018                                         Fund Details

o Floating rate bonds, whose interest rates vary with changes in specified market rates or indices. The fund may invest in high quality floating rate bonds with maturities of one year or more if it has the right to sell them back at their face value within 397 days of purchase.

o Tax-exempt private activity bonds, which are revenue bonds that finance non-governmental activities, such as private industry construction and which meet certain tax law requirements.

o Securities of other investment companies, including variable rate demand preferred securities of closed-end investment companies that are eligible for purchase by money market funds (generally, because such preferred securities are structured as unconditional demand instruments with a third party demand provider, i.e., guarantor).

o Obligations of the territories and Commonwealths of the US, such as Puerto Rico, the US Virgin Islands, Guam and their agencies and authorities.

MANAGEMENT PROCESS. The fund buys short-term municipal obligations that the Advisor determines present minimal credit risks.


In considering whether a security presents minimal credit risks, the Advisor will analyze the capacity of the security's issuer or guarantor to meet its financial obligations, which includes, as appropriate, with respect to the issuer or guarantor the following factors: (i) financial condition, (ii) sources of liquidity, (iii) ability to react to future market-wide and issuer specific events, including ability to repay debt in a highly adverse situation; and (iv) competitive position within its industry and industry strength within the economy and relative to economic trends.



Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.


Portfolio management may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.



MAIN RISKS


There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.


MONEY MARKET FUND RISK. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.



INTEREST RATE RISK. Rising interest rates could cause the value of the fund's investments - and therefore its share price as well - to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund's ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.



CREDIT RISK. The fund's performance could be hurt and the fund's share price could fall below $1.00 if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation.


For securities that rely on third-party guarantors to support their credit quality, the same risks may apply if the financial condition of the guarantor deteriorates or the guarantor ceases to insure securities. Because guarantors may insure many types of securities, including subprime mortgage bonds and other high-risk bonds, their financial condition could deteriorate as a result of events that have little or no connection to securities owned by the fund.


LIQUIDITY AND TRANSACTION RISK. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there are no willing buyers and an instrument cannot be readily sold at a desired time or price, the fund may have to accept a lower price or may not be able to sell the instrument at all. If dealer capacity in debt instruments is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the debt markets. Additionally, market participants other than the fund may attempt to sell debt holdings at the same time as the fund, which could cause downward pricing pressure and contribute to illiquidity. An inability to sell one or more portfolio securities can adversely affect the fund's ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities.



                                       6
PROSPECTUS August 1, 2018                                         Fund Details

Unusual market conditions, an unusually high volume of redemption requests or other similar conditions could cause the fund to be unable to pay redemption proceeds within a short period of time. If the fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the fund's ability to maintain a $1.00 share price.


MUNICIPAL SECURITIES RISK. The fund could be impacted by events in the municipal securities market, including the supply and demand for municipal securities. Negative events, such as severe fiscal difficulties, bankruptcy of one or more issuers, an economic downturn, unfavorable legislation, court rulings or political developments, or reduced monetary support from the federal government could hurt fund performance.


SECURITY SELECTION RISK. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market funds and could result in a decline in share price.


MUNICIPAL TRUST RECEIPTS RISK. The fund's investment in MTRs is subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal securities. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the fund.


TAX RISK. Any distributions to shareholders that represent income from taxable securities will generally be taxable as ordinary income at both the state and federal levels, while other distributions, such as capital gains, are taxable to the same extent they would be for any mutual fund. New federal or state governmental action could adversely affect the tax-exempt status of securities held by the fund, resulting in a higher tax liability for shareholders and potentially hurting fund performance as well.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


US TERRITORY AND COMMONWEALTH OBLIGATIONS RISK. Adverse political and economic conditions and developments affecting any territory or Commonwealth of the US may, in turn, negatively affect the value of the fund's holdings in such obligations.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.



RISKS OF HOLDING CASH. The fund will at times hold cash positions, which may hurt the fund's performance. Cash positions may also subject the fund to additional risks and costs, including any fees imposed by the fund's custodian for large cash balances.



FEES AND GATES RISK. The fund has adopted policies and procedures such that the fund will be able to impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions for up to 10 business days in any 90 day period in the event that the fund's liquidity falls below required minimums. A liquidity fee would reduce the amount shareholders receive upon redemption of shares. Redemption gates would prevent shareholders from redeeming fund shares.


OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.


Cyber-attacks may include unauthorized attempts by third parties to improperly access, modify, disrupt the operations of, or prevent access to the systems of the fund's service providers or counterparties, issuers of securities held by the fund or other market participants or data within them. In addition, power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.



Cyber-attacks, disruptions, or failures may adversely affect the fund and its shareholders or cause reputational damage and subject the fund to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value, and impede trading). In addition, cyber-attacks, disruptions, or failures involving a fund counterparty could affect such




                                       7
PROSPECTUS August 1, 2018                                         Fund Details
counterparty's ability to meet its obligations to the fund, which may result in losses to the fund and its shareholders. Similar types of operational and technology risks are also present for issuers of securities held by the fund, which could have material adverse consequences for such issuers, and may cause the fund's investments to lose value. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund, or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will address the possibility of and fallout from cyber-attacks, disruptions, or failures. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund, or other market participants.



OTHER POLICIES


While the previous pages describe the main points of the fund's strategy and risks, there are a few other matters to know about:

o Although major changes tend to be infrequent, the fund's Board could change the fund's investment objective without shareholder approval.

o For temporary defensive purposes, or when acceptable short-term municipal securities are not available, more than 20% of the fund's net assets may be held in cash or invested in short-term taxable instruments, including obligations of the US government, its agencies or instrumentalities, other short-term high quality rated debt securities or, if unrated, determined to be of comparable quality in the opinion of the Advisor, commercial paper, bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances, and repurchase agreements. Short-term investments may also include shares of money market funds. To the extent the fund invests in such instruments, the fund will not be pursuing its investment objective. However, portfolio management may choose not to use these strategies for various reasons, even in volatile market conditions.



o From time to time, the fund may have a concentration of shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the fund.



o Your fund assets may be at risk of being transferred to the appropriate state if you fail to maintain a valid address and/or if certain activity does not occur in your account within the time specified by state law. Contact your financial advisor or the transfer agent for additional information.



FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in the fund. If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).


Keep in mind that there is no assurance that the fund will achieve its objective.



A schedule of the fund's portfolio holdings, including information required by applicable regulations, is posted once each month on dws.com (the Web site does not form a part of this prospectus). Portfolio holdings as of each month-end are posted to the Web site within five business days of the date of the applicable portfolio holdings information. More frequent posting of portfolio holdings information may be made from time to time on dws.com. The posted portfolio holdings information is available by fund and generally remains accessible for a period of not less than six months. The fund also may post on the Web site, on the same or a more frequent basis, various depictions of portfolio characteristics such as the allocation of the portfolio across various security types, market sectors and sub-sectors and maturities, liquidity and risk characteristics of the portfolio. The fund's Statement of Additional Information includes a description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings.




WHO MANAGES AND OVERSEES THE FUND


THE INVESTMENT ADVISOR


DWS Investment Management Americas, Inc. ("DIMA" or the "Advisor"), with headquarters at 345 Park Avenue, New York, NY 10154, is the investment advisor for the fund. Under the oversight of the Board, the Advisor makes investment decisions, buys and sells securities for the fund and conducts research that leads to these purchase and sale decisions. Deutsche Bank AG reorganized its asset management division, Deutsche Asset Management, into a separate financial services firm, DWS Group GmbH & Co. KGaA ("DWS Group"). DWS Group is now a separate, publicly-listed financial services firm that is an indirect, majority-owned subsidiary of Deutsche Bank AG. The Advisor is an indirect, wholly-owned subsidiary of DWS Group. The Advisor and its predecessors have more




                                       8
PROSPECTUS August 1, 2018                                         Fund Details
than 90 years of experience managing mutual funds and provide a full range of global investment advisory services to institutional and retail clients.

DWS represents the asset management activities conducted by DWS Group or any of its subsidiaries, including DIMA, other affiliated investment advisors and DWS Distributors, Inc. ("DDI" or the "Distributor"). DWS is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.



MANAGEMENT FEE. The Advisor receives a management fee from the fund. Below is the actual rate paid by the fund for the most recent fiscal year, as a percentage of the fund's average daily net assets.




FUND NAME                         FEE PAID
-------------------------  ---------------
DWS Tax-Exempt Portfolio         0.00%(*)
--------------------------       ----


* Reflecting the effect of expense limitations and/or fee waivers then in effect.

The management fee for the fund is computed based on the combined average daily net assets of DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio, each a series of Cash Account Trust, and is allocated to the fund based upon the fund's relative net assets.

The Advisor has contractually agreed through September 30, 2018 to waive its fees and/or reimburse certain operating expenses of DWS Tax-Free Money Fund Class S of the DWS Tax-Exempt Portfolio to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 0.48%. The agreement may only be terminated with the consent of the fund's Board.



From time to time, the Advisor may voluntarily waive a portion of its fees and/or reimburse certain operating expenses of the fund. These voluntary waivers and/or reimbursements may be terminated at any time at the option of the Advisor.


A discussion regarding the basis for the Board's approval of the fund's investment management agreement is contained in the most recent shareholder report for the annual period ended April 30 or semi-annual period ended October 31 (see "Shareholder reports" on the back cover).


Under a separate administrative services agreement between the fund and the Advisor, the fund pays the Advisor a fee of 0.10% of the fund's average daily net assets for providing most of the fund's administrative services. The administrative services fee discussed above is included in the fees and expenses table under "Other expenses."


MULTI-MANAGER STRUCTURE. The Advisor, subject to the approval of the Board, has ultimate responsibility to oversee any subadvisor to the fund and to recommend the hiring, termination and replacement of subadvisors. The fund and the Advisor have received an order from the SEC that permits the Advisor to appoint or replace certain subadvisors, to manage all or a portion of the fund's assets and enter into, amend or terminate a subadvisory agreement with certain subadvisors, in each case subject to the approval of the fund's Board but without obtaining shareholder approval ("multi-manager structure"). The multi-

manager structure applies to subadvisors that are not affiliated with the fund or the Advisor ("nonaffiliated subadvisors"), as well as subadvisors that are indirect or direct, wholly-owned subsidiaries of the Advisor or that are indirect or direct, wholly-owned subsidiaries of the same company that, indirectly or directly, wholly owns the Advisor ("wholly-owned subadvisors"). Pursuant to the SEC order, the Advisor, with the approval of the fund's Board, has the discretion to terminate any subadvisor and allocate and reallocate the fund's assets among any other nonaffiliated subadvisors or wholly-owned subadvisors (including terminating a nonaffiliated subadvisor and replacing it with a wholly-owned subadvisor). The fund and the Advisor are subject to the conditions imposed by the SEC order, including the condition that within 90 days of hiring a new subadvisor pursuant to the multi-manager structure, the fund will provide shareholders with an information statement containing information about the new subadvisor. The shareholders of the fund have approved the multi-manager structure described herein.




MANAGEMENT


A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.


                                       9
PROSPECTUS August 1, 2018                                         Fund Details

[GRAPHIC APPEARS HERE]





Investing in the Fund



Your financial advisor may also charge you additional fees, commissions or other charges.


The following pages tell you how to invest in the fund and what to expect as a shareholder. The following pages also tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account.



If you're investing directly with DWS, all of this information applies to you. If you're investing through a "third party provider" - for example, a workplace retirement plan, financial supermarket or financial advisor - your provider may have its own policies or instructions and you should follow those.



You can find out more about the topics covered here by speaking with your financial advisor or a representative of your workplace retirement plan or other investment provider. For an analysis of the fees associated with an investment in the fund or similar funds, please refer to apps.finra.org/fundanalyzer/1/fa.aspx (this Web site does not form a part of this prospectus).


CLASS S SHARES

Class S shares have no initial sales charge, deferred sales charge or 12b-1 fees.


Class S shares are principally available to new investors through fee-based programs of investment dealers that have special agreements with the fund's distributor, through certain group retirement plans and through certain registered investment advisors. These dealers and advisors typically charge ongoing fees for services they provide.



ELIGIBILITY REQUIREMENTS. Class S shares of a fund are offered at net asset value without a sales charge to certain eligible investors as described below. The following investors may purchase Class S shares of DWS funds either (i) directly from DDI, the fund's principal underwriter; or (ii) through an intermediary relationship with a financial services firm established with respect to the DWS funds as of December 31, 2004:




o Existing shareholders of Class S shares of any DWS fund and household members residing at the same address may purchase Class S shares of such fund and may open new individual accounts for Class S shares of any DWS fund. (This provision applies to persons who in the future become Class S shareholders under one of the eligibility provisions in this paragraph but is not applicable to investors or participants holding Class S shares through the fee-based, retirement or other programs or plans referred to in the next paragraph unless otherwise provided below.)

o A person who certifies that they are a participant in a "DWS retirement plan" may purchase Class S shares apart from the participant's plan. For this purpose, a DWS retirement plan is defined as (i) an employer sponsored employee benefit plan made available through ADP, Inc. and/or its affiliates under an alliance between ADP, Inc. and DWS or its affiliates; or (ii) a 403(b) plan for which Ascensus, Inc. provides recordkeeping services and DWS Trust Company acts as the custodian.

o A person who certifies that they are a participant who owns Class S shares of any DWS fund through a retirement, employee stock, bonus, pension or profit sharing plan may purchase Class S shares apart from the participant's plan.

o Any participant in any employer sponsored retirement, employee stock, bonus, pension or profit sharing plan may purchase Class S shares in connection with a rollover of a distribution from a plan to a DWS IRA made through a rollover facilitator having a relationship with DWS.

o Any person that has an existing account with Deutsche Bank Wealth Management ("Deutsche Bank WM") but who no longer meets the eligibility requirements to maintain an account with Deutsche Bank WM may open a new account in Class S shares of any DWS fund.


o Class S shares are available to accounts managed by the Advisor, and certain advisory products offered by the Advisor or DDI.


o A person who certifies that they are a former employee of the Advisor or one of its affiliates may purchase Class S shares in connection with a rollover of a distribution from a Deutsche Bank employee benefit plan to a DWS IRA.




                                       10
PROSPECTUS August 1, 2018                                Investing in the Fund

o Fund Board Members and their family members and full-time employees of the Advisor and its affiliates and their family members may purchase Class S shares.


The following additional investors may purchase Class S shares of DWS funds in connection with certain programs or plans.


o Broker-dealers, banks and registered investment advisors ("RIAs") in connection with a comprehensive or "wrap" fee program or other fee-based program.

o Any group retirement, employee stock, bonus, pension or profit-sharing plans.

o Plans administered as college savings plans under Section 529 of the Internal Revenue Code.

o Persons who purchase shares through a Health Savings Account or a Voluntary Employees' Benefit Association ("VEBA") Trust.

DDI may, at its discretion, require appropriate documentation that shows an investor is eligible to purchase Class S shares.


     BUYING, EXCHANGING AND SELLING SHARES

TO CONTACT DWS



BY PHONE

(800) 728-3337


BY MAIL



TYPE               ADDRESS
-----------------  ---------------------------
EXPEDITED MAIL
  All Requests     DWS
-----------------
                   210 West 10th Street
                   Kansas City, MO 64105-1614
                   ---------------------------
REGULAR MAIL
  New Accounts     DWS
                   P.O. Box 219356
                   Kansas City, MO 64121-9356
  Additional       DWS
  Investments      P.O. Box 219154
                   Kansas City, MO 64121-9154
  Exchanges and    DWS
  Redemptions      P.O. Box 219557
                   Kansas City, MO 64121-9557




     HOW TO BUY SHARES
Please note that your account cannot be opened until we receive a completed account application.


MINIMUM INITIAL INVESTMENT ($)


                                     AUTOMATIC
                           UGMAS/   INVESTMENT
       NON-IRA     IRAS     UTMAS        PLANS
     ---------  -------  --------  -----------
S     2,500     1,000     1,000       1,000
---   -----     -----     -----       -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. The minimum additional investment in all other instances is $50.


THROUGH A FINANCIAL ADVISOR

Contact your financial advisor to obtain a new account application or for instructions about how to set up a new account. Your financial advisor can also assist with making additional investments into an existing account.


BY MAIL OR EXPEDITED MAIL


To establish an account, simply complete the appropriate application and mail it to the address provided on the form. With your application, include your check made payable to "DWS" for the required initial minimum investment.


Once your account is established, to make additional investments, send a check made payable to "DWS" and an investment slip to the appropriate address. If you do not have an investment slip, include a letter with your name, account number, the full fund name and share class, and your investment instructions. If your check fails to clear, the fund has the right to cancel your order, hold you liable or charge you or your account for any losses or fees the fund or its agents have incurred.



BY AUTOMATIC INVESTMENT PLAN


If you wish to take advantage of the lower initial investment minimums by establishing an Automatic Investment Plan, make sure to complete that section on the new account application and attach a voided check for the bank account from which the funds will be drawn. Subsequent investments are made automatically from the shareholder's account at a bank, savings and loan or credit union into the shareholder's fund account. The maximum Automatic Investment Plan investment is $250,000. Termination by a shareholder will become effective within thirty days after DWS has received the request. The fund may immediately terminate a shareholder's Automatic Investment Plan in the event that any item is unpaid by the shareholder's financial institution.



OTHER WAYS TO BUY SHARES


The following privileges must be established on your account before an investment request is made. This can either be done by completing the applicable section(s) on the new account application or by contacting a customer service representative for instructions.


BY PHONE USING QUICKBUY (FOR ADDITIONAL INVESTMENTS ONLY). Call DWS and use our automated system to place your QuickBuy purchase using the Automated Clearing House system (ACH) or choose to be transferred to a customer service representative to complete your request. Transactions take two to three days to be completed and there is a $50 minimum and a $250,000 maximum.




                                       11
PROSPECTUS August 1, 2018                                Investing in the Fund

ON THE INTERNET (FOR ADDITIONAL INVESTMENTS ONLY). Register at dws.com to set up on-line access to your account(s), or log in to the Web site if you have previously registered. Follow the instructions on the Web site to request a purchase with money from the bank account you have established on your DWS fund account(s).



THE FUND'S SHARES ARE AVAILABLE FOR PURCHASE ONLY BY NATURAL PERSONS. The fund has implemented policies and procedures that are reasonably designed to limit beneficial ownership of the fund's shares to natural persons. Natural persons may invest in the fund directly or through certain tax-advantaged savings accounts, trusts and other retirement accounts, which may include participant directed defined contribution plans, individual retirement accounts, simplified employee pension arrangements, simple retirement accounts, custodial accounts, deferred compensation plans, medical savings accounts, college savings plans, health savings account plans, or certain other accounts where the ultimate decision maker is an institution (e.g., an investment adviser managing discretionary investment accounts for natural persons or a plan sponsor of a retirement account).


Any new investors wishing to purchase shares of the fund may be required to demonstrate eligibility. If the fund subsequently determines that a beneficial owner of fund shares is not a natural person, then the fund, upon notice, will involuntarily redeem all of the shares of such ineligible investor and send the net proceeds to the investor.


     HOW TO EXCHANGE SHARES
REQUIREMENTS AND LIMITS


CLASS   EXCHANGING INTO ANOTHER FUND ($)
------- -----------------------------------------------
S       2,500 minimum into new non-IRA accounts per
------- fund
        1,000 minimum into new IRA and UTMA/UGMA
        accounts per fund
        50 minimum into all existing accounts per fund
        -----------------------------------------------

Exchanges between funds are allowed between like share classes only.


THROUGH A FINANCIAL ADVISOR

In addition to what is detailed below, your financial advisor can assist you with exchanging shares. Please contact your financial advisor using the method that is most convenient for you.


BY PHONE


Call DWS and use our automated system to place your exchange or choose to be transferred to a customer service representative to complete your request. For accounts with $5,000 or more, you may also establish a Systematic Exchange Plan of a minimum of $50 to another DWS fund on a regular basis. A representative can assist you with establishing this privilege.



ON THE INTERNET


Register at dws.com to set up on-line access to your account(s), or log in to the Web site if you have previously registered. Follow the instructions on the Web site to request an exchange to another DWS fund.



BY MAIL OR EXPEDITED MAIL

Write a letter that includes the following information: the name(s) of all owners and address as they appear on your account, the fund name, share class, and account number from which you want to exchange, the dollar amount or number of shares you wish to exchange, and the name of the fund into which you want to exchange. Also include a daytime telephone number if we have any questions. All owners should sign the letter and it should be mailed to the appropriate address for exchanges and redemptions.


     HOW TO SELL SHARES
REQUIREMENTS AND LIMITS


CLASS   SELLING SHARES ($)
------- --------------------------------------------
S       Check redemption:
------- Up to 100,000. More than 100,000 see
        "Signature Guarantee"
        QuickSell to your bank: Minimum 50, maximum
        250,000
        Wire redemption to your bank: Minimum 1,000
        Checkwriting:
        Minimum 100, maximum 5,000,000
        --------------------------------------------

THROUGH A FINANCIAL ADVISOR

In addition to what is detailed below, your financial advisor can assist you with selling shares. Please contact your financial advisor using the method that is most convenient for you.


BY PHONE


Call DWS and use our automated system or choose to be transferred to a customer service representative to complete your request. You may request a check for the redemption amount sent to the address on the account. You may elect overnight delivery of your check for a $20 fee ($25 for Saturday delivery), which will be paid by redeeming a portion of your shares equal to the amount of the fee. Overnight delivery is not available to a P.O. Box.



BY MAIL OR EXPEDITED MAIL

Write a letter that includes the following information: the name(s) of all owners and address as they appear on your account, the fund name, share class, and account number from which you want to sell shares, the dollar amount or number of shares you wish to sell, and a daytime telephone number if we have questions. All owners should sign the letter and it should be mailed to the appropriate address. You may elect overnight delivery of your check for



                                       12
PROSPECTUS August 1, 2018                                Investing in the Fund
a $20 fee ($25 for Saturday delivery), which will be paid by redeeming a portion of your shares equal to the amount of the fee. Overnight delivery is not available to a P.O. Box.


Some redemptions can only be ordered in writing with a Medallion Signature Guarantee. For more information, please contact DWS (see phone number on the back cover).



OTHER WAYS TO SELL SHARES


The following privileges must be established on your account before a redemption request is made. This can either be done by completing the applicable section(s) on the new account application when you establish your account or by contacting a customer service representative for instructions. Depending on the method you choose to request these redemptions, different transaction maximums may apply.


BY PHONE USING QUICKSELL. Call DWS and use our automated system to request a QuickSell redemption or choose to be transferred to a customer service representative (see table for applicable minimum and maximum amounts). The proceeds are sent via the Automated Clearing House system (ACH) to your bank. Transactions generally take two to three days to be completed. For accounts with $5,000 or more, you may also establish a Systematic Withdrawal Plan of a minimum of $50 to be sent on a regular basis as you direct. The $5,000 value does not apply to IRA accounts.


ON THE INTERNET. Register at dws.com to set up on-line access to your account(s), or log in to the Web site if you have previously registered. Follow the instructions on the Web site to request a redemption from your account using the desired method from your available options.



BY WIRE. You may sell shares by wire only if your account is authorized to do so. You will be paid for redeemed shares by wire transfer of funds to your financial advisor or bank upon receipt of a duly authorized redemption request. For your protection, you may not change the destination bank account over the phone.


BY WRITING A CHECK. You may sell shares of the fund by writing a check drawn from your account (see table for applicable minimum and maximum amounts). Your investment will keep earning dividends until your check clears. It is not a good idea to close out your account using a check because your account balance could change between the time you write the check and the time it is processed. You should also keep in mind that if you make a purchase by check and that check has not yet cleared your bank account, that purchase amount will not be available for immediate redemption.



FINANCIAL INTERMEDIARY SUPPORT PAYMENTS


The Advisor, the Distributor and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to the fund, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of fund shares or the retention and/or servicing of fund investors and fund shares ("revenue sharing"). Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of the fund, any recordkeeping/sub-transfer agency/


networking fees payable by the fund (generally through the Distributor or an affiliate) and/or the Distributor or Advisor to certain financial advisors for performing such services and any sales charges, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the Financial Industry Regulatory Authority or other concessions described in the fee table or elsewhere in this prospectus or the Statement of Additional Information as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may, using their legitimate profits, compensate financial advisors for providing the fund with "shelf space" or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the fund on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and obtaining other forms of marketing support. In addition, revenue sharing payments may consist of the Distributor's and/or its affiliates' payment or reimbursement of ticket charges that would otherwise be assessed by a financial advisor on an investor's fund transactions.


The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the fund attributable to the financial advisor, the particular fund or fund type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.



The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS fund shares or the retention and/or servicing of investors to financial advisors in amounts that generally range from 0.01% up to 0.52% of assets of the fund serviced and maintained by the financial advisor, 0.05% to 0.25% of sales of the fund attributable to the financial advisor, a flat fee of up to $143,750, or any combination thereof. These amounts are annual figures typically paid on a quarterly basis and are subject to change at the discretion of the




                                       13
PROSPECTUS August 1, 2018                                Investing in the Fund

Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation may influence your financial advisor's recommendation of the fund or of any particular share class of the fund. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of the fund. Additional information regarding these revenue sharing payments is included in the fund's Statement of Additional Information, which is available to you on request at no charge (see the back cover of this prospectus for more information on how to request a copy of the Statement of Additional Information).


The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to retirement plans that obtain recordkeeping services from ADP, Inc. or to 403(b) plans that obtain recordkeeping services from Ascensus, Inc. on the DWS-branded retirement plan platform (the "Platform"). The level of revenue sharing payments is based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.


It is likely that broker-dealers that execute portfolio transactions for the fund will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the fund. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.




POLICIES YOU SHOULD KNOW ABOUT


Along with the information on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on distributions and taxes, applies to all investors, including those investing through a financial advisor.


If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are separate from those described in this prospectus. Please note that a financial advisor or other intermediary may charge fees separate from those charged by the fund and may be compensated by the fund.


Keep in mind that the information in this prospectus applies only to the shares offered herein. Other share classes are described in separate prospectuses and have different fees, requirements and services.



POLICIES ABOUT TRANSACTIONS


In accordance with requirements under anti-money laundering regulations, we may request additional information and/or documents to verify your identity. This information includes, but is not limited to, your name, address, date of birth and other identifying documentation. If after reasonable effort we are unable to obtain this information to verify your identity, in accordance with federal regulations, within the time frames established by the fund, we will provide you with written notification and we may reject your application and order.


The fund will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in "good order." The specific requirements for good order depend on the type of account and transaction and the method of purchase. Contact the transfer agent if you have any questions. After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the share price next calculated.


In the exercise of its sole discretion, the fund at any time may, without prior notice, refuse, cancel, limit or rescind any purchase; cancel or rescind any purchase order placed through a financial intermediary no later than the business day after the order is received by the financial intermediary; freeze account activity; and/or involuntarily redeem and close an existing account. Specifically, the fund reserves the right to involuntarily redeem an account
(i) in case of actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or
(ii) if the account owner fails to provide legally required information, including information and/or documentation related to identity verification, to the fund. The fund is not required to provide justification to a potential or existing shareholder for taking any such action. Please be advised that if the fund involuntarily redeems and closes your account, under tax laws, you may be required to recognize a gain or a loss or otherwise incur tax consequences.


With certain limited exceptions, only US residents may invest in the fund.


Because orders placed through a financial advisor must be forwarded to the transfer agent, you'll need to allow extra time for your order to be processed. Your financial advisor should be able to tell you approximately when your order



                                       14
PROSPECTUS August 1, 2018                                Investing in the Fund
will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

TRANSACTION PROCESSING. Orders for the purchase of shares by wire transfer will normally be effective at the share price next computed after receipt of the wire transfer of the amount to be invested. If a wire transfer purchase order is received in good order before 3:00 p.m. Eastern time, it will normally receive the dividend for that day.


Investments by check will be effective on the business day following receipt and will earn dividends the following business day.


Please contact your financial advisor for wire instructions and purchase orders.


Orders processed through dealers or other financial services firms via Fund/SERV will be effected at the share price calculated on the trade day (normally the date the order is received). Purchases processed via Fund/SERV will begin earning dividends on the day the fund receives the payment (typically the next business day). For redemptions processed via Fund/SERV, you generally will receive dividends accrued up to, but not including, the business day that payment for your shares is made.


When selling shares, shareholders generally receive dividends up to, but not including, the business day following the day on which the shares were sold. To sell shares, you must state whether you would like to receive the proceeds by wire or check.


In order to receive proceeds by wire, contact the transfer agent before 3:00 p.m. Eastern time. After you inform the transfer agent of the amount of your redemption, you will receive a trade confirmation number. If the fund receives a sell request before 3:00 p.m. Eastern time and the request calls for proceeds to be sent out by wire, the proceeds will normally be wired on the same day. However, the shares sold will not earn that day's dividend.


As noted below, proceeds of a redemption may be delayed. The ability to receive "same day" wire redemption proceeds can be affected by a variety of circumstances including the time that the request is made, the level of redemption requests and purchase orders and general market conditions. A request for a same day wire redemption that is received earlier in the day will be given priority over a request received later in the day in the event that it is necessary to limit the amount of same day wire redemptions.



SPECIAL LIMITATIONS ON REDEMPTIONS. The fund has adopted policies and procedures such that the fund is able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90 day period in the event that the fund's weekly liquid assets were to fall below designated thresholds, subject to a determination by the fund's Board that such a liquidity fee or redemption gate is in the fund's best interest. If the fund's weekly liquid assets fall below 30% of its total assets, the fund may impose a liquidity fee of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of board members, who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended ("Independent Board Members")), determines that imposing a liquidity fee or temporarily suspending redemptions is in the fund's best interest.



If the fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Board, including a majority of the Independent Board Members, determines that imposing such a fee would not be in the best interests of the fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the fund, which would remain in effect until weekly liquid assets return to 30% or the Board determines that the fee is no longer in the best interests of the fund. The fund's Board may also determine it is not in the fund's best interest to continue operating. In the event the Board determines that it is not in the fund's best interest to continue operating, the fund's assets would be liquidated in an equitable manner. All liquidity fees payable by shareholders of the fund would be payable to the fund and thereafter would be an asset of the fund and may be used for various purposes, including to offset any losses realized by the fund when seeking to honor redemption requests during times of market stress.


Weekly liquid assets include (i) cash, (ii) direct obligations of the US government, (iii) government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the US government pursuant to authority granted by Congress that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity date of 60 days or less, (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days, or (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.


A liquidity fee or redemption gate must automatically terminate at the beginning of the next business day once the fund's weekly liquid assets reach at least 30% of its total assets. Additionally, redemption gates may only be put in place for up to 10 business days in any 90 day period. In addition, the Board may, in its discretion, terminate a liquidity fee or redemption gate at any time if it believes such action to be in the best interest of the fund.


After the fund implements a liquidity fee, the liquidity fee would generally apply to all redemptions at the first net asset value calculation on the next business day following notification to financial intermediaries and shareholders. However, the Board, in its discretion, may elect to impose a liquidity fee on an intra-day basis. A liquidity fee will be



                                       15
PROSPECTUS August 1, 2018                                Investing in the Fund
charged on all redemption orders submitted after the effective time of the imposition of the fee by the Board. A liquidity fee would reduce the amount you receive upon redemption of your shares.


In the event that a fund imposes a redemption gate, the fund or any financial intermediary will not accept a redemption request until the fund provides notice that the redemption gate has been removed. A redemption gate would be implemented concurrently with the notification to financial intermediaries and shareholders. Redemption requests that are received when a redemption gate is imposed will be cancelled without further notice. If you wish to redeem once the redemption gate has been lifted, you will need to submit a new redemption request. The fund will communicate the decision to impose a liquidity fee or redemption gate to shareholders via the fund's Web site (dws.com) and through a supplement to the funds' prospectus.



When a liquidity fee or redemption gate is in place, the fund may elect to continue to permit the purchase of fund shares.



SUB-MINIMUM BALANCES FOR CLASS S. The fund may close your account and send you the proceeds if your balance falls below $2,500 ($1,000 with an Automatic Investment Plan funded with $50 or more per month in subsequent investments); or below $250 for retirement accounts. We will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to investors with $100,000 or more in DWS fund shares, investors in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, or group retirement plans and certain other accounts having lower minimum share balance requirements).



ACCOUNT MAINTENANCE FEE. The fund charges a $20 account maintenance fee for each fund account that has a balance below $10,000. Except as otherwise noted below, fund accounts are not aggregated by share class or fund. The assessment will occur once per calendar year and may be assessed through the automatic redemption of fund shares in your account. The fee will be assessed on each fund account that falls below the minimum for any reason, including market value fluctuations, redemptions or exchanges.



The account maintenance fee will not apply to: (i) accounts with an automatic investment plan; (ii) accounts held in an omnibus account through a financial services firm; (iii) accounts maintained on behalf of participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor; (iv) participant level accounts in group retirement plans held on the records of a retirement plan record keeper; (v) accounts held by shareholders who maintain $50,000 or more in aggregate assets in DWS fund shares; (vi) shareholders who consent to electronic delivery for all documents (which include statements, prospectuses, annual and semi-annual reports, and other materials), except for tax forms; (vii) Uniform Gift to Minors (UGMA) and Uniform Transfer to Minors (UTMA) accounts; (viii) Coverdell Education Savings Account (ESA) accounts; and (ix) IRA accounts for shareholders beginning in the year in which they turn age 70 1/2. You may elect to receive electronic delivery of DWS fund materials by registering on dws.com or by calling the telephone number on the back cover.



CHECKWRITING enables you to sell shares of the fund by writing a check. Your investment keeps earning dividends until your check clears. Please note that we will not accept checks for less than $100. Please note that you should not write checks for more than $5,000,000. Note as well that we can't honor any check larger than your balance at the time the check is presented to us. It is not a good idea to close out an account using a check because the account balance could change between the time you write the check and the time it is processed. Please keep in mind that if you make a purchase by check and that check has not yet cleared, those funds will not be available for immediate redemption.



OVERNIGHT DELIVERY OF DWS FUND MATERIALS. You may request to receive a paper copy of any DWS fund materials via overnight delivery by calling the telephone number on the back cover. If you request an overnight delivery you will be charged a $20 fee ($25 for Saturday delivery) for each request, which will be paid by redeeming a portion of your shares equal to the amount of the fee. Overnight delivery is not available to a P.O. Box.


THE AUTOMATED INFORMATION LINE is available 24 hours a day by calling DWS at the phone number on the back cover. You can use our automated phone service to get information on DWS funds generally and on accounts held directly at DWS. You can also use this service to request share transactions.



TELEPHONE AND ELECTRONIC TRANSACTIONS. Generally, you are automatically entitled to telephone redemption and exchange privileges, but you may elect not to have them when you open your account or by calling the appropriate phone number on the back cover.


Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personal security information, we are not responsible for any losses that may occur as a result. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.


THE FUND ACCEPTS AUTOMATED CLEARING HOUSE ("ACH") debit entries for accounts that have elected the checkwriting redemption privilege. Upon receipt of an ACH debit entry referencing your account number you authorize us to redeem shares in your account to pay the entry



                                       16
PROSPECTUS August 1, 2018                                Investing in the Fund
to the third party originating the debit. Your fund account statement will show all ACH debit entries in your account. IN CASE OF ERRORS OR QUESTIONS ABOUT YOUR TRANSACTIONS OR PRE-AUTHORIZED TRANSFERS please contact your financial advisor as soon as possible if you believe your statement reflects an improper charge or if you need more information about an ACH debit entry transaction. Your financial advisor must contact the Shareholder Service Agent within sixty
(60) days of the fund sending you the first fund account statement on which an improper charge appears.

THE FUND DOES NOT ISSUE SHARE CERTIFICATES.


WHEN YOU ASK US TO SEND OR RECEIVE A WIRE, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. The fund can only send wires of $1,000 or more and accept wires of $50 or more.



THE FUND ACCEPTS PAYMENT FOR SHARES ONLY IN US DOLLARS by a check drawn on a US bank, a bank or Federal Funds wire transfer or an electronic bank transfer. The fund does not accept third party checks. A third party check is a check made payable to one or more parties and offered as payment to one or more other parties (e.g., a check made payable to you that you offer as payment to someone else). Checks should be payable to DWS and drawn by you or a financial institution on your behalf with your name or account number included with the check. If you pay for shares by check and the check fails to clear, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees the fund or its agents have incurred.



SIGNATURE GUARANTEE. When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and have your signature guaranteed. However, if you want money transferred electronically to a bank account that is already on file with us, you don't need a signature guarantee. Also, generally you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.



A signature guarantee is simply a certification of your signature - a valuable safeguard against fraud. DWS accepts Medallion Signature Guarantees, which can be obtained from an eligible guarantor. Eligible guarantor institutions include commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange or any member or participant of an approved signature guarantor program. A notarized document cannot be accepted in lieu of a signature guarantee.


SELLING SHARES OF TRUST ACCOUNTS AND BUSINESS OR ORGANIZATION ACCOUNTS may require additional documentation. Please call DWS (see phone number on the back cover) or contact your financial advisor for more information.



MONEY FROM SHARES YOU SELL is normally sent out within one business day of when your order is processed (not when it is received). In addition, as described above under "Transaction Processing," requests for redemptions by wire received before the daily cut-off time will normally result in proceeds being sent out by wire on the same day. Redemptions could be delayed for up to seven days. There are circumstances when it could be longer, including, but not limited to, when you are selling shares you bought recently by check or ACH (the funds will be placed under a 10 calendar day hold to ensure good funds) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes (e.g., redemption proceeds by wire) may also be delayed or unavailable when you are selling shares recently purchased or in the event of a non-routine closure of the Federal Reserve wire payment system.


Redemptions will generally be in the form of cash, though the fund reserves the right to redeem in kind (as described under "Other Rights We Reserve"). The fund typically expects to satisfy redemption requests by using available cash or by selling portfolio securities if available cash is not sufficient to meet redemptions. The fund may also utilize inter-fund lending, though such use is expected to be rare. The fund may use any of these methods of satisfying redemption requests under normal or stressed market conditions.


The fund reserves the right to suspend or postpone redemptions as permitted pursuant to Section 22(e) of the 1940 Act. Generally, those circumstances are when 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) the SEC determines that trading on the New York Stock Exchange is restricted; 3) the SEC determines that an emergency exists which makes the disposal of securities owned by the fund or the fair determination of the value of the fund's net assets not reasonably practicable; or 4) the SEC, by order or rule, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a non-routine closure of the Federal Reserve wire payment system. Additionally, the fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares (a redemption "gate") if the fund's liquidity falls below required minimums. See "Special Limitations on Redemptions," above. For additional rights reserved by the fund, please see "Other Rights We Reserve."


SHORT-TERM TRADING. Since money market funds hold short-term instruments and are intended to provide liquidity to shareholders, the Advisor does not monitor or limit short-term or excessive trading activity in the fund and, accordingly, the Board of the fund has not approved any policies and procedures designed to limit this activity. However, the fund reserves the right to and may reject or cancel a purchase or exchange order into the fund for any



                                       17
PROSPECTUS August 1, 2018                                Investing in the Fund
reason, including if, in the opinion of the Advisor, there appears to be a pattern of short-term or excessive trading by an investor in another DWS fund.



HOW THE FUND CALCULATES SHARE PRICE


To calculate net asset value, or NAV, the fund uses the following equation:



        TOTAL          TOTAL                 TOTAL NUMBER OF
               -                                               =    NAV
                                       /
  (                               )
       ASSETS       LIABILITIES            SHARES OUTSTANDING

The price at which you buy and sell shares is based on the NAV per share next calculated after the order is received and accepted by the transfer agent.


IN VALUING SECURITIES, we typically use amortized cost to account for any premiums or discounts above or below the face value of any securities the fund buys, and round the per share NAV to the nearest whole cent.


THE FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange (the "Exchange") is open. Normally, the fund calculates its share price once every business day as of the close of regular trading on the Exchange (typically 4:00 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). In the event of scheduled partial day trading or unscheduled suspensions of trading on the Exchange, the calculation of share price shall be as of the close of trading on the Exchange. In such instances, the latest time for receipt of wire purchase transactions entitled to receive same day dividend treatment and for receipt of redemption orders for same day wire transfer of proceeds will be the earlier of: (a) 3:00 p.m. Eastern time or (b) the early closing time of the Exchange.



The fund may, but is not required to, accept certain types of purchase and redemption orders (not including exchanges) on days that the Exchange is closed, or beyond an Exchange early closing time (referred to as a "Limited Trading Period") if: (a) the Federal Reserve system is open, (b) the primary trading markets for the fund's portfolio instruments are open and (c) the Advisor believes there will be adequate liquidity in the short-term markets. During any such Limited Trading Period, the fund will only accept purchase orders by wire and telephone redemption orders with proceeds to be sent by wire, ACH or check and will not accept orders by any other means. (Automated Telephone Line orders are not permitted.) If redemption proceeds are requested by ACH or check, the transmission of the ACH payment or the mailing of the check, as the case may be, will be delayed by at least one business day in comparison to normal trading periods. Orders submitted by other means will be processed on the next day that the Exchange is open. The calculation of share price will be as set forth in the prospectus for normal trading days. Orders must be submitted by the cut-off times for receipt of wire purchases entitled to that day's dividend and for receipt of telephone redemption orders for same day wire transfer, which will be the earlier of: (a) the times set forth in the prospectus for normal trading days or (b) such earlier times that the fund determines based on the criteria described above. If redemption proceeds are requested by ACH or check, orders must be received prior to the calculation of share price. Please call (877) 237-1131 or visit our Web site at dws.com for additional information about whether the fund will be open for business on a particular day. Information concerning the intention of the fund to be open for a Limited Trading Period will be available at least one business day prior to the applicable day that the Exchange is closed or is closing early in the case of scheduled closings and as soon as practical in the case of unscheduled closings.




OTHER RIGHTS WE RESERVE


You should be aware that we may do any of the following:

o  withdraw or suspend the offering of shares at any time

o withhold a portion of your distributions and redemption proceeds if we have been notified by the Internal Revenue Service that you are subject to backup withholding, if you fail to provide us with the correct taxpayer ID number and certain certifications, including certification that you are not subject to backup withholding, or if you are otherwise subject to withholding

o reject a new account application if you don't provide any required or requested identifying information, or for any other reason

o refuse, cancel, limit or rescind any purchase or exchange order, without prior notice; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the fund's best interests or when the fund is requested or compelled to do so by governmental authority or by applicable law

o close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account; you may recognize a gain or loss on the redemption of your fund shares and you may incur a tax liability

o pay you for shares you sell by "redeeming in kind," that is, by giving you securities (which typically will involve brokerage costs for you to liquidate) rather than cash, but which will be taxable to the same extent as a redemption for cash; the fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the fund's net assets, whichever is less



                                       18
PROSPECTUS August 1, 2018                                Investing in the Fund

o change, add or withdraw various services, fees and account policies (for example, we may adjust the fund's investment minimums at any time). All orders to purchase shares of the fund are subject to acceptance and are not binding until confirmed or accepted in writing



UNDERSTANDING DISTRIBUTIONS AND TAXES


The fund intends to distribute to its shareholders virtually all of its net earnings. The fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (The fund's earnings are separate from any gains or losses stemming from your own purchase and sale of shares.) The fund may not always pay a dividend or distribution for a given period.


THE FUND'S INCOME DIVIDENDS ARE DECLARED DAILY AND PAID MONTHLY TO SHAREHOLDERS. The fund may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declarations. The fund may make additional distributions for tax purposes, if necessary.


Dividends declared and payable to shareholders of record in the last quarter of a given calendar year are treated for federal income tax purposes as if they were received by shareholders and paid by the fund on December 31 of that year, if such dividends are actually paid in January of the following year.


YOU CAN CHOOSE HOW TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS. You may have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, by wire, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. You will receive any unpaid dividends upon redeeming your entire account, unless you elect to receive unpaid dividends on the next monthly dividend payment date.


Dividends and distributions are treated the same for federal income tax purposes whether you receive them in cash or reinvest them in additional shares.


Because the fund seeks to maintain a stable share price, you are unlikely to have capital gains or losses when you sell fund shares.


However, there can be no assurance that the fund will be able to maintain a stable share price. If the fund is not able to maintain a stable share price or your basis in your fund shares differs from the amount received for the shares when the shares are sold, the sale may result in a taxable gain or loss for federal income tax purposes. Unless you elect the simplified NAV method of accounting (discussed below), you will generally recognize gain or loss equal to the difference between the amount realized on the sale and your basis in your shares that were sold. In general, any gain or loss realized upon a taxable disposition of shares will be treated for federal income tax purposes as long-term capital gain or loss if the shares have been held for more than twelve months. Otherwise, the gain or loss on the taxable disposition of shares of the fund will generally be treated for federal income tax purposes as short-term capital gain or loss. Capital losses may be subject to limitations on their use by a shareholder. For federal income tax purposes, an exchange is treated the same as a sale.


If you elect to adopt the simplified NAV method of accounting, rather than computing gain or loss on every taxable disposition of fund shares as described above, you would recognize gain or loss based on the aggregate value of your fund shares during the computation period. Your gain or loss would generally equal (i) the aggregate fair market value of your shares in the fund at the end of the computation period, (ii) minus the aggregate fair market value of your shares at the end of the prior computation period, (iii) minus your "net investment" in the fund for the computation period. Your net investment is the aggregate cost of fund shares purchased during the computation period (including reinvested dividends) minus the aggregate amount received in taxable redemptions of fund shares during the same period. The computation period may be your taxable year or a shorter period, as long as all computation periods contain days from only one taxable year and every day during the taxable year falls within one and only one computation period. Any capital gain or loss realized under the NAV method will be a short-term capital gain or loss. Please consult your own tax advisor to determine if the NAV method is appropriate for your individual circumstances.


EFFECT OF LIQUIDITY FEES. A liquidity fee imposed by the fund will reduce the amount you will receive upon the redemption of your shares and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds. Such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If the fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the fund at that time.


For federal income tax purposes, distributions of net investment income (other than "exempt-interest dividends") are taxable as ordinary income. The fund does not expect to make distributions that are eligible for taxation as long-term capital gains or as qualified dividend income.


For most shareholders, dividends from the fund are generally exempt from federal income tax. However, there are a few exceptions:



                                       19
PROSPECTUS August 1, 2018                                Investing in the Fund

o A portion of the fund's dividends may be taxable if it came from investments in taxable securities, tax-exempt market discount bonds, or as the result of short or long-term capital gains.

o Because the fund can invest up to 20% of its net assets in securities whose income is subject to the AMT, you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT. In addition, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the fund may have on the federal taxation of your benefits.

YOUR FUND WILL SEND YOU DETAILED FEDERAL INCOME TAX INFORMATION EARLY EACH YEAR. These statements tell you the amount and the federal income tax classification of any dividends or distributions you received.


A 3.8% Medicare contribution tax is imposed on the "net investment income" of individuals, estates and trusts to the extent their income exceeds certain threshold amounts. For this purpose, net investment income generally includes dividends that are taxable for federal income tax purposes and net gains recognized on the sale, redemption or exchange of fund shares.


If the fund's distributions exceed its current and accumulated earnings and profits, the excess will be treated for federal income tax purposes as a return of capital to the extent of your basis in your shares and thereafter as a capital gain. A return of capital distribution reduces the basis of your shares. As a result, even though the fund seeks to maintain a stable share price, you may recognize a capital gain when you sell your shares if you have received a return of capital distribution.


Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investment, including any state and local tax consequences.


The above discussion summarizes certain federal income tax consequences for shareholders who are US persons. If you are a non-US person, please consult your own tax advisor with respect to the US and foreign tax consequences to you of an investment in the fund. For more information, see "Taxes" in the Statement of Additional Information.


                                       20
PROSPECTUS August 1, 2018                                Investing in the Fund

[GRAPHIC APPEARS HERE]





Financial Highlights



The financial highlights are designed to help you understand recent financial performance. The figures in the first part of the tables are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's annual report (see "Shareholder reports" on the back cover).



DWS TAX-EXEMPT PORTFOLIO - DWS TAX-FREE MONEY FUND CLASS S





                                                                        YEARS ENDED APRIL 30,
                                                     2018         2017          2016          2015          2014
                                                  ----------  ------------  ------------  ------------  ------------
SELECTED PER SHARE DATA
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  1.00      $  1.00       $ 1.00        $ 1.00        $ 1.00
------------------------------------------------   -------      -------       ------        ------        ------
Income (loss) from investment operations:
  Net investment income                                .008         .005         .000*         .000*         .000*
------------------------------------------------   --------     --------      -------       -------       -------
  Net realized gain (loss)                            .000*      ( .000)*        .000*         .000*         .000*
------------------------------------------------   --------     --------      -------       -------       -------
  TOTAL FROM INVESTMENT OPERATIONS                    .008          .005         .000*         .000*         .000*
------------------------------------------------   --------     --------      -------       -------       -------
Less distributions from:
  Net investment income                             ( .008)      ( .005)       ( .000)*      ( .000)*      ( .000)*
------------------------------------------------   --------     --------      -------       -------       -------
  Net realized gains                                     -       ( .000)*      ( .000)*      ( .000)*      ( .000)*
------------------------------------------------   --------     --------      -------       -------       -------
  TOTAL DISTRIBUTIONS                               ( .008)      ( .005)       ( .000)*      ( .000)*      ( .000)*
------------------------------------------------   --------     --------      -------       -------       -------
NET ASSET VALUE, END OF PERIOD                     $ 1.00       $  1.00       $ 1.00        $ 1.00        $ 1.00
------------------------------------------------   --------     --------      -------       -------       -------
Total Return (%)(a)                                   .79           .46          .03           .03           .02
------------------------------------------------   --------     --------      -------       -------       -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                  51           55            67            76            89
------------------------------------------------   --------     --------      -------       -------       -------
Ratio of expenses before expense reductions (%)       .36           .33          .28           .27           .26
-------------------------------------------------  --------     --------      -------       -------       -------
Ratio of expenses after expense reductions (%)        .27           .28          .13           .10           .13
-------------------------------------------------  --------     --------      -------       -------       -------
Ratio of net investment income (%)                    .78           .38          .02           .01           .01
-------------------------------------------------  --------     --------      -------       -------       -------



a Total return would have been lower had certain expenses not been reduced.

* Amount is less than $.0005.

                                       21
PROSPECTUS August 1, 2018                                 Financial Highlights

[GRAPHIC APPEARS HERE]





Appendix



HYPOTHETICAL EXPENSE SUMMARY

Using the annual fund operating expense ratios presented in the fee tables in the fund prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the fund held for the next 10 years and the impact of such fees and expenses on fund returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the fund may be higher or lower than 5% and, for money market funds, is typically less than 5%. The tables also assume that all dividends and distributions are reinvested. The annual fund expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the fund that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.


The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the fund's prospectus to consider the investment objective, risks, expenses and charges of the fund prior to investing.



DWS TAX-EXEMPT PORTFOLIO - DWS TAX-FREE MONEY FUND CLASS S





            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.36%         4.64%       $ 10,464.00     $  36.84
 ---         -----          ----         -----        -----------     --------
   2         10.25%         0.36%         9.50%       $ 10,949.53     $  38.54
 ---         -----          ----         -----        -----------     --------
   3         15.76%         0.36%        14.58%       $ 11,457.59     $  40.33
 ---         -----          ----         -----        -----------     --------
   4         21.55%         0.36%        19.89%       $ 11,989.22     $  42.20
 ---         -----          ----         -----        -----------     --------
   5         27.63%         0.36%        25.46%       $ 12,545.52     $  44.16
 ---         -----          ----         -----        -----------     --------
   6         34.01%         0.36%        31.28%       $ 13,127.63     $  46.21
 ---         -----          ----         -----        -----------     --------
   7         40.71%         0.36%        37.37%       $ 13,736.75     $  48.36
 ---         -----          ----         -----        -----------     --------
   8         47.75%         0.36%        43.74%       $ 14,374.14     $  50.60
 ---         -----          ----         -----        -----------     --------
   9         55.13%         0.36%        50.41%       $ 15,041.10     $  52.95
 ---         -----          ----         -----        -----------     --------
 10          62.89%         0.36%        57.39%       $ 15,739.01     $  55.40
 ---         -----          ----         -----        -----------     --------
TOTAL                                                                 $ 455.59
---                                                                   --------



                                       22
PROSPECTUS August 1, 2018                                             Appendix

TO GET MORE INFORMATION

SHAREHOLDER REPORTS. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected fund performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI). This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).



For a free copy of any of these documents or to request other information about the fund, contact DWS at the phone number or address listed below. SAIs and shareholder reports are also available through the DWS web site at dws.com. These documents and other information about the fund are available from the EDGAR Database on the SEC's Internet site at sec.gov. If you like, you may obtain copies of this information, after paying a duplicating fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below.



You can also review and copy these documents and other information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 551-8090.


In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial advisor or call the number provided.


CONTACT INFORMATION



DWS               PO Box 219151
                  Kansas City, MO
                  64121-9151
                  dws.com
                  (800) 728-3337
SEC               Public Reference Section
                  Washington, D.C. 20549-1520
                  SEC.GOV
DISTRIBUTOR       DWS Distributors, Inc.
                  222 South Riverside Plaza
                  Chicago, IL 60606-5808
                  (800) 621-1148
SEC FILE NUMBER   Cash Account Trust
                  DWS Tax-Exempt Portfolio
                  811-05970



                                                                     [DWS Logo]






(08/01/18) DTFMF-1

                                                                     [DWS Logo]



Prospectus

August 1, 2018







DWS Tax-Exempt Portfolio
(formerly Deutsche Tax-Exempt Portfolio)
CLASS/TICKER                              TAX-EXEMPT CASH MANAGED SHARES   TXMXX



As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

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Table of Contents






DWS TAX-EXEMPT PORTFOLIO
Investment Objective...............................  1
Fees and Expenses of the Fund......................  1
Principal Investment Strategy......................  1
Main Risks.........................................  1
Past Performance...................................  3
Management.........................................  3
Purchase and Sale of Fund Shares...................  3
Tax Information....................................  4
Payments to Broker-Dealers and
Other Financial Intermediaries.....................  4
FUND DETAILS
Additional Information About Fund Strategies and
Risks..............................................  5
Other Policies.....................................  8
Who Manages and Oversees the Fund..................  8
Management.........................................  9
INVESTING IN THE FUND
Buying and Selling Shares.......................... 10
How to Buy Shares.................................. 10
How to Sell Shares................................. 11
Financial Intermediary Support Payments............ 11
Policies You Should Know About..................... 12
Policies About Transactions........................ 13
How the Fund Calculates Share Price................ 16
Other Rights We Reserve............................ 16
Understanding Distributions and Taxes.............. 17
FINANCIAL HIGHLIGHTS............................... 19
APPENDIX........................................... 20
Hypothetical Expense Summary....................... 20


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YOUR INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, ENTITY OR PERSON.
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                                                                     [DWS Logo]






DWS Tax-Exempt Portfolio

(formerly Deutsche Tax-Exempt Portfolio)




INVESTMENT OBJECTIVE


The fund seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares.


SHAREHOLDER FEES


(paid directly from your investment)   None
-------------------------------------- -----

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)



Management fee                            0.07
-------------------------------------     ----
Distribution/service (12b-1) fees         0.15
-------------------------------------     ----
Other expenses                            0.29
-------------------------------------     ----
TOTAL ANNUAL FUND OPERATING EXPENSES      0.51
-------------------------------------     ----


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




       1 YEAR    3 YEARS    5 YEARS   10 YEARS
     --------  ---------  ---------  ---------
        $52       $164       $285       $640
---     ---       ----       ----       ----


PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities, the income from which is free from regular federal income tax and alternative minimum tax (AMT). This policy is fundamental and may not be changed without shareholder approval.


The fund is a money market fund that is managed in accordance with federal regulations, which govern the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest.


The fund follows policies designed to maintain a stable $1.00 share price.


The fund may invest in municipal trust receipts (MTRs), general obligation and revenue notes and bonds, municipal obligations backed by third parties, obligations of the territories or Commonwealths of the US and other municipal instruments paying a fixed, variable or floating interest rate.


The fund is designed for investors in a moderate to high tax bracket who are interested in federal tax-exempt income along with the liquidity and stability that a money market fund is designed to offer.


MANAGEMENT PROCESS. Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.



MAIN RISKS


There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.


MONEY MARKET FUND RISK. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon



                                       1
PROSPECTUS August 1, 2018                             DWS Tax-Exempt Portfolio
the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.


INTEREST RATE RISK. Rising interest rates could cause the value of the fund's investments - and therefore its share price as well - to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund's ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.



CREDIT RISK. The fund's performance could be hurt and the fund's share price could fall below $1.00 if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation.


LIQUIDITY AND TRANSACTION RISK. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there are no willing buyers and an instrument cannot be readily sold at a desired time or price, the fund may have to accept a lower price or may not be able to sell the instrument at all. If dealer capacity in debt instruments is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the debt markets. Additionally, market participants other than the fund may attempt to sell debt holdings at the same time as the fund, which could cause downward pricing pressure and contribute to illiquidity. An inability to sell one or more portfolio securities can adversely affect the fund's ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities.


Unusual market conditions, an unusually high volume of redemption requests or other similar conditions could cause the fund to be unable to pay redemption proceeds within a short period of time. If the fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the fund's ability to maintain a $1.00 share price.


MUNICIPAL SECURITIES RISK. The fund could be impacted by events in the municipal securities market, including the supply and demand for municipal securities. Negative events, such as severe fiscal difficulties, bankruptcy of one or more issuers, an economic downturn, unfavorable legislation, court rulings or political developments, or reduced monetary support from the federal government could hurt fund performance.


SECURITY SELECTION RISK. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market funds and could result in a decline in share price.


MUNICIPAL TRUST RECEIPTS RISK. The fund's investment in MTRs is subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal securities. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the fund.


TAX RISK. Any distributions to shareholders that represent income from taxable securities will generally be taxable as ordinary income at both the state and federal levels, while other distributions, such as capital gains, are taxable to the same extent they would be for any mutual fund. New federal or state governmental action could adversely affect the tax-exempt status of securities held by the fund, resulting in a higher tax liability for shareholders and potentially hurting fund performance as well.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


US TERRITORY AND COMMONWEALTH OBLIGATIONS RISK. Adverse political and economic conditions and developments affecting any territory or Commonwealth of the US may, in turn, negatively affect the value of the fund's holdings in such obligations.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of



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PROSPECTUS August 1, 2018                             DWS Tax-Exempt Portfolio
the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


RISKS OF HOLDING CASH. The fund will at times hold cash positions, which may hurt the fund's performance. Cash positions may also subject the fund to additional risks and costs, including any fees imposed by the fund's custodian for large cash balances.



FEES AND GATES RISK. The fund has adopted policies and procedures such that the fund will be able to impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions for up to 10 business days in any 90 day period in the event that the fund's liquidity falls below required minimums. A liquidity fee would reduce the amount shareholders receive upon redemption of shares. Redemption gates would prevent shareholders from redeeming fund shares.


OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.



PAST PERFORMANCE



How a fund's returns vary from year to year can give an idea of its risk. Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. The 7-DAY YIELD, which is often referred to as the "current yield," is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. For more recent performance figures and the current yield, go to dws.com (the Web site does not form a part of this prospectus) or call the telephone number included in this prospectus.



CALENDAR YEAR TOTAL RETURNS (%) (Tax-Exempt Cash Managed Shares)

Returns for other classes were different and are not shown here.



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[BAR GRAPHIC DATA]








  2008      2009      2010      2011      2012      2013      2014      2015      2016      2017
  1.98      0.21      0.01      0.02      0.02      0.04      0.03      0.02      0.17      0.50







                   RETURNS   PERIOD ENDING
 BEST QUARTER     0.60%      March 31, 2008
 WORST QUARTER    0.00%      March 31, 2010
 YEAR-TO-DATE     0.47%      June 30, 2018


AVERAGE ANNUAL TOTAL RETURNS

(For periods ended 12/31/2017 expressed as a %) (Tax-Exempt Cash Managed
Shares)




            CLASS          1          5         10
        INCEPTION       YEAR      YEARS      YEARS
     ------------  ---------  ---------  ---------
     11/17/1999        0.50       0.15       0.30
---  ----------        ----       ----       ----


Total returns would have been lower if operating expenses had not been reduced.


For more recent performance information, contact the financial services firm from which you obtained this prospectus.



MANAGEMENT


INVESTMENT ADVISOR


DWS Investment Management Americas, Inc.




PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT

The minimum initial investment is $100,000. The minimum additional investment is $1,000, $100 for IRAs and the minimum additional investment with an automatic investment plan is $50.


TO PLACE ORDERS

The fund is available only through a financial advisor, such as a broker or financial institution. You should contact a representative of your financial advisor for instructions on how to buy or sell fund shares.




MAIL           New Accounts             DWS
                                        PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS
                                        PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS
               Redemptions              PO Box 219557
                                        Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS
                                        210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                dws.com
TELEPHONE                               (800) 730-1313, M - F 8 a.m. - 6 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 7 p.m. ET



The fund is generally open on days when the New York Stock Exchange is open for regular trading. Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our Web site, by mail, or by telephone; however you may have to elect certain privileges on your initial account application. If you are working with a financial advisor, contact your financial advisor for assistance with buying or selling fund shares.



                                       3
PROSPECTUS August 1, 2018                             DWS Tax-Exempt Portfolio

THE FUND'S SHARES ARE AVAILABLE FOR PURCHASE ONLY BY NATURAL PERSONS. The fund has implemented policies and procedures that are reasonably designed to limit beneficial ownership of the fund's shares to natural persons.


Any new investors wishing to purchase shares of the fund may be required to demonstrate eligibility. If the fund subsequently determines that a beneficial owner of fund shares is not a natural person, then the fund, upon notice, will involuntarily redeem all of the shares of such ineligible investor and send the net proceeds to the investor.



TAX INFORMATION


The fund's distributions are generally exempt from regular federal income tax. A portion of the fund's dividends may be subject to federal income tax, including the federal alternative minimum tax.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund, the Advisor, and/or the Advisor's affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.


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PROSPECTUS August 1, 2018                             DWS Tax-Exempt Portfolio

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Fund Details



ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS



INVESTMENT OBJECTIVE


The fund seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities, the income from which is free from regular federal income tax and alternative minimum tax (AMT). This policy is fundamental and may not be changed without shareholder approval. The fund may invest in municipal securities of various locales, including any territory or Commonwealth of the US.


The fund is a money market fund that is managed in accordance with federal regulations, which govern the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. The fund follows policies designed to seek to maintain a stable $1.00 share price:

o Fund securities are denominated in US dollars and, at the time of purchase, have remaining maturities of 397 days (about 13 months) or less, or have certain maturity shortening features (such as interest rate resets and demand features) that have the effect of reducing their maturities to 397 days or less.

o The fund maintains a dollar-weighted average maturity of (i) 60 days or less and (ii) 120 days or less determined without regard to interest rate resets.

o  The fund maintains certain minimum liquidity standards such that:

   - the fund may not purchase a security other than a security offering weekly liquidity if, immediately after purchase, the fund would have invested less than 30% of its total assets in securities offering weekly liquidity (includes securities that mature or are subject to demand within five business days, cash, direct US government obligations and government agency discount notes with remaining maturities of 60 days or less); and

   - the fund may not purchase an illiquid security if, immediately after purchase, the fund would have invested more than 5% of its total assets in illiquid securities (securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the market value ascribed to them by the fund).
The fund pursues its objective by investing in high quality, short-term municipal obligations.


The fund is designed for investors in a moderate to high tax bracket who are interested in federal tax-exempt income along with the liquidity and stability that a money market fund is designed to offer.


The fund primarily invests in the following types of investments:

o Municipal trust receipts (MTRs), also called municipal asset-backed securities, floating rate trust certificates, or municipal securities trust receipts. MTRs are trusts that hold municipal securities and that offer purchasers (such as the fund) a conditional right to sell their interest in the underlying securities to a financial institution at par value plus accrued interest. The fund may invest up to 50% of its net assets in MTRs, as well as an additional 10% of net assets on a temporary basis to manage inflows into the fund.

o General obligation notes and bonds, which an issuer backs with its full faith and credit (taxing power).

o Revenue notes and bonds, which are payable from specific revenue sources. These are often tied to the public works projects the bonds are financing, but are not generally backed by the issuer's taxing power.

o Tax-exempt commercial paper, which is tax-exempt debt of borrowers that typically matures in 270 days or less.

o Short-term municipal notes, such as tax anticipation notes, that are issued in anticipation of the receipt of tax revenues.

o Municipal obligations backed by letters of credit (a document issued by a bank guaranteeing the issuer's payments for a stated amount), general bank guarantees or municipal bond insurance.



                                       5
PROSPECTUS August 1, 2018                                         Fund Details

o Floating rate bonds, whose interest rates vary with changes in specified market rates or indices. The fund may invest in high quality floating rate bonds with maturities of one year or more if it has the right to sell them back at their face value within 397 days of purchase.

o Tax-exempt private activity bonds, which are revenue bonds that finance non-governmental activities, such as private industry construction and which meet certain tax law requirements.

o Securities of other investment companies, including variable rate demand preferred securities of closed-end investment companies that are eligible for purchase by money market funds (generally, because such preferred securities are structured as unconditional demand instruments with a third party demand provider, i.e., guarantor).

o Obligations of the territories and Commonwealths of the US, such as Puerto Rico, the US Virgin Islands, Guam and their agencies and authorities.

MANAGEMENT PROCESS. The fund buys short-term municipal obligations that the Advisor determines present minimal credit risks.


In considering whether a security presents minimal credit risks, the Advisor will analyze the capacity of the security's issuer or guarantor to meet its financial obligations, which includes, as appropriate, with respect to the issuer or guarantor the following factors: (i) financial condition, (ii) sources of liquidity, (iii) ability to react to future market-wide and issuer specific events, including ability to repay debt in a highly adverse situation; and (iv) competitive position within its industry and industry strength within the economy and relative to economic trends.



Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.


Portfolio management may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.



MAIN RISKS


There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.


MONEY MARKET FUND RISK. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.



INTEREST RATE RISK. Rising interest rates could cause the value of the fund's investments - and therefore its share price as well - to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund's ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.



CREDIT RISK. The fund's performance could be hurt and the fund's share price could fall below $1.00 if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation.


For securities that rely on third-party guarantors to support their credit quality, the same risks may apply if the financial condition of the guarantor deteriorates or the guarantor ceases to insure securities. Because guarantors may insure many types of securities, including subprime mortgage bonds and other high-risk bonds, their financial condition could deteriorate as a result of events that have little or no connection to securities owned by the fund.


LIQUIDITY AND TRANSACTION RISK. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there are no willing buyers and an instrument cannot be readily sold at a desired time or price, the fund may have to accept a lower price or may not be able to sell the instrument at all. If dealer capacity in debt instruments is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the debt markets. Additionally, market participants other than the fund may attempt to sell debt holdings at the same time as the fund, which could cause downward pricing pressure and contribute to illiquidity. An inability to sell one or more portfolio securities can adversely affect the fund's ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities.



                                       6
PROSPECTUS August 1, 2018                                         Fund Details

Unusual market conditions, an unusually high volume of redemption requests or other similar conditions could cause the fund to be unable to pay redemption proceeds within a short period of time. If the fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the fund's ability to maintain a $1.00 share price.


MUNICIPAL SECURITIES RISK. The fund could be impacted by events in the municipal securities market, including the supply and demand for municipal securities. Negative events, such as severe fiscal difficulties, bankruptcy of one or more issuers, an economic downturn, unfavorable legislation, court rulings or political developments, or reduced monetary support from the federal government could hurt fund performance.


SECURITY SELECTION RISK. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market funds and could result in a decline in share price.


MUNICIPAL TRUST RECEIPTS RISK. The fund's investment in MTRs is subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal securities. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the fund.


TAX RISK. Any distributions to shareholders that represent income from taxable securities will generally be taxable as ordinary income at both the state and federal levels, while other distributions, such as capital gains, are taxable to the same extent they would be for any mutual fund. New federal or state governmental action could adversely affect the tax-exempt status of securities held by the fund, resulting in a higher tax liability for shareholders and potentially hurting fund performance as well.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


US TERRITORY AND COMMONWEALTH OBLIGATIONS RISK. Adverse political and economic conditions and developments affecting any territory or Commonwealth of the US may, in turn, negatively affect the value of the fund's holdings in such obligations.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.



RISKS OF HOLDING CASH. The fund will at times hold cash positions, which may hurt the fund's performance. Cash positions may also subject the fund to additional risks and costs, including any fees imposed by the fund's custodian for large cash balances.



FEES AND GATES RISK. The fund has adopted policies and procedures such that the fund will be able to impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions for up to 10 business days in any 90 day period in the event that the fund's liquidity falls below required minimums. A liquidity fee would reduce the amount shareholders receive upon redemption of shares. Redemption gates would prevent shareholders from redeeming fund shares.


OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.


Cyber-attacks may include unauthorized attempts by third parties to improperly access, modify, disrupt the operations of, or prevent access to the systems of the fund's service providers or counterparties, issuers of securities held by the fund or other market participants or data within them. In addition, power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.



Cyber-attacks, disruptions, or failures may adversely affect the fund and its shareholders or cause reputational damage and subject the fund to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value, and impede trading). In addition, cyber-attacks, disruptions, or failures involving a fund counterparty could affect such




                                       7
PROSPECTUS August 1, 2018                                         Fund Details
counterparty's ability to meet its obligations to the fund, which may result in losses to the fund and its shareholders. Similar types of operational and technology risks are also present for issuers of securities held by the fund, which could have material adverse consequences for such issuers, and may cause the fund's investments to lose value. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund, or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will address the possibility of and fallout from cyber-attacks, disruptions, or failures. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund, or other market participants.



OTHER POLICIES


While the previous pages describe the main points of the fund's strategy and risks, there are a few other matters to know about:

o Although major changes tend to be infrequent, the fund's Board could change the fund's investment objective without shareholder approval.

o For temporary defensive purposes, or when acceptable short-term municipal securities are not available, more than 20% of the fund's net assets may be held in cash or invested in short-term taxable instruments, including obligations of the US government, its agencies or instrumentalities, other short-term high quality rated debt securities or, if unrated, determined to be of comparable quality in the opinion of the Advisor, commercial paper, bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances, and repurchase agreements. Short-term investments may also include shares of money market funds. To the extent the fund invests in such instruments, the fund will not be pursuing its investment objective. However, portfolio management may choose not to use these strategies for various reasons, even in volatile market conditions.



o From time to time, the fund may have a concentration of shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the fund.



o Your fund assets may be at risk of being transferred to the appropriate state if you fail to maintain a valid address and/or if certain activity does not occur in your account within the time specified by state law. Contact your financial advisor or the transfer agent for additional information.



FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in the fund. If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).


Keep in mind that there is no assurance that the fund will achieve its objective.



A schedule of the fund's portfolio holdings, including information required by applicable regulations, is posted once each month on dws.com (the Web site does not form a part of this prospectus). Portfolio holdings as of each month-end are posted to the Web site within five business days of the date of the applicable portfolio holdings information. More frequent posting of portfolio holdings information may be made from time to time on dws.com. The posted portfolio holdings information is available by fund and generally remains accessible for a period of not less than six months. The fund also may post on the Web site, on the same or a more frequent basis, various depictions of portfolio characteristics such as the allocation of the portfolio across various security types, market sectors and sub-sectors and maturities, liquidity and risk characteristics of the portfolio. The fund's Statement of Additional Information includes a description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings.




WHO MANAGES AND OVERSEES THE FUND


THE INVESTMENT ADVISOR


DWS Investment Management Americas, Inc. ("DIMA" or the "Advisor"), with headquarters at 345 Park Avenue, New York, NY 10154, is the investment advisor for the fund. Under the oversight of the Board, the Advisor makes investment decisions, buys and sells securities for the fund and conducts research that leads to these purchase and sale decisions. Deutsche Bank AG reorganized its asset management division, Deutsche Asset Management, into a separate financial services firm, DWS Group GmbH & Co. KGaA ("DWS Group"). DWS Group is now a separate, publicly-listed financial services firm that is an indirect, majority-owned subsidiary of Deutsche Bank AG. The Advisor is an indirect, wholly-owned subsidiary of DWS Group. The Advisor and its predecessors have more




                                       8
PROSPECTUS August 1, 2018                                         Fund Details
than 90 years of experience managing mutual funds and provide a full range of global investment advisory services to institutional and retail clients.

DWS represents the asset management activities conducted by DWS Group or any of its subsidiaries, including DIMA, other affiliated investment advisors and DWS Distributors, Inc. ("DDI" or the "Distributor"). DWS is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.



MANAGEMENT FEE. The Advisor receives a management fee from the fund. Below is the actual rate paid by the fund for the most recent fiscal year, as a percentage of the fund's average daily net assets.




FUND NAME                         FEE PAID
-------------------------  ---------------
DWS Tax-Exempt Portfolio         0.00%(*)
--------------------------       ----


* Reflecting the effect of expense limitations and/or fee waivers then in effect.

The management fee for the fund is computed based on the combined average daily net assets of DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio, each a series of Cash Account Trust, and is allocated to the fund based upon the fund's relative net assets.


From time to time, the Advisor may voluntarily waive a portion of its fees and/or reimburse certain operating expenses of the fund. These voluntary waivers and/or reimbursements may be terminated at any time at the option of the Advisor.


A discussion regarding the basis for the Board's approval of the fund's investment management agreement is contained in the most recent shareholder report for the annual period ended April 30 or semi-annual period ended October 31 (see "Shareholder reports" on the back cover).


Under a separate administrative services agreement between the fund and the Advisor, the fund pays the Advisor a fee of 0.10% of the fund's average daily net assets for providing most of the fund's administrative services. The administrative services fee discussed above is included in the fees and expenses table under "Other expenses."


MULTI-MANAGER STRUCTURE. The Advisor, subject to the approval of the Board, has ultimate responsibility to oversee any subadvisor to the fund and to recommend the hiring, termination and replacement of subadvisors. The fund and the Advisor have received an order from the SEC that permits the Advisor to appoint or replace certain subadvisors, to manage all or a portion of the fund's assets and enter into, amend or terminate a subadvisory agreement with certain subadvisors, in each case subject to the approval of the fund's Board but without obtaining shareholder approval ("multi-manager structure"). The multi-

manager structure applies to subadvisors that are not affiliated with the fund or the Advisor ("nonaffiliated subadvisors"), as well as subadvisors that are indirect or direct, wholly-owned subsidiaries of the Advisor or that are indirect or direct, wholly-owned subsidiaries of the same company that, indirectly or directly, wholly owns the Advisor ("wholly-owned subadvisors"). Pursuant to the SEC order, the Advisor, with the approval of the fund's Board, has the discretion to terminate any subadvisor and allocate and reallocate the fund's assets among any other nonaffiliated subadvisors or wholly-owned subadvisors (including terminating a nonaffiliated subadvisor and replacing it with a wholly-owned subadvisor). The fund and the Advisor are subject to the conditions imposed by the SEC order, including the condition that within 90 days of hiring a new subadvisor pursuant to the multi-manager structure, the fund will provide shareholders with an information statement containing information about the new subadvisor. The shareholders of the fund have approved the multi-manager structure described herein.




MANAGEMENT


A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.


                                       9
PROSPECTUS August 1, 2018                                         Fund Details

[GRAPHIC APPEARS HERE]





Investing in the Fund



The following pages describe the main policies associated with buying and selling shares of the fund. There is also information on dividends and taxes and other matters that may affect you as the shareholder.


Because the fund is available only through a financial advisor, such as a broker or financial institution, you should contact a representative of your financial advisor for instructions on how to buy or sell fund shares. For an analysis of the fees associated with an investment in the fund or similar funds, please refer to http://apps.finra.org/

fundanalyzer/1/fa.aspx (this Web site does not form a part of this prospectus).

     BUYING AND SELLING SHARES

TO CONTACT DWS


BY PHONE


(800) 730-1313


BY MAIL



TYPE               ADDRESS
-----------------  ---------------------------
EXPEDITED MAIL
  All Requests     DWS
-----------------  210 West 10th Street
                   Kansas City, MO 64105-1614
                   ---------------------------
REGULAR MAIL
  New Accounts     DWS
                   P.O. Box 219356
                   Kansas City, MO 64121-9356
  Additional       DWS
  Investments      P.O. Box 219154
                   Kansas City, MO 64121-9154
  Exchanges and    DWS
  Redemptions      P.O. Box 219557
                   Kansas City, MO 64121-9557





     HOW TO BUY SHARES

MINIMUM INITIAL INVESTMENT

The minimum initial investment is $100,000. The minimum additional investment is $1,000, $100 for IRAs and the minimum additional investment with an automatic investment plan is $50.


THROUGH A FINANCIAL ADVISOR

Contact your financial advisor to obtain a new account application or for instructions about how to set up a new account. Your financial advisor can also assist with making additional investments into an existing account.


BY MAIL OR EXPEDITED MAIL


To establish an account, simply complete the appropriate application and mail it to the address provided on the form. With your application, include your check made payable to "DWS" for the required initial minimum investment.


Once your account is established, to make additional investments, send a check made payable to "DWS" and an investment slip to the appropriate address. If you do not have an investment slip, include a letter with your name, account number, the full fund name and share class, and your investment instructions. If your check fails to clear, the fund has the right to cancel your order, hold you liable or charge you or your account for any losses or fees the fund or its agents have incurred.



OTHER WAYS TO BUY SHARES


The following privileges must be established on your account before an investment request is made. This can either be done by completing the applicable section(s) on the new account application or by contacting a customer service representative for instructions.


ON THE INTERNET (FOR ADDITIONAL INVESTMENTS ONLY). Register at dws.com to set up on-line access to your account(s) or log in to the Web site if you have previously registered. Follow the instructions on the Web site to request a purchase with money from the bank account you have established on your DWS fund account(s).



BY WIRE (FOR ADDITIONAL INVESTMENTS ONLY). You may buy shares by wire only if your account is authorized to do so. Please note that you or your financial advisor must call



                                       10
PROSPECTUS August 1, 2018                                Investing in the Fund
us in advance of a wire transfer purchase. After you inform us of the amount of your purchase, you will receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below.

WIRE DETAILS



Bank name        State Street Bank Boston
---------------  --------------------------------
Routing Number   011000028
---------------- ---------
Attention        DWS
---------------- ---------
DDA Number       9902-8102
---------------- ---------
FBO              (Account name) (Account number)
---------------- --------------------------------
Credit           (Fund name, Fund number and, if
---------------- applicable, class name)
                 --------------------------------


Refer to your account statement for the account name and number. Wire transfers normally take two or more hours to complete. Wire transfers may be restricted on holidays and at certain other times.


THE FUND'S SHARES ARE AVAILABLE FOR PURCHASE ONLY BY NATURAL PERSONS. The fund has implemented policies and procedures that are reasonably designed to limit beneficial ownership of the fund's shares to natural persons. Natural persons may invest in the fund directly or through certain tax-advantaged savings accounts, trusts and other retirement accounts, which may include participant directed defined contribution plans, individual retirement accounts, simplified employee pension arrangements, simple retirement accounts, custodial accounts, deferred compensation plans, medical savings accounts, college savings plans, health savings account plans, or certain other accounts where the ultimate decision maker is an institution (e.g., an investment adviser managing discretionary investment accounts for natural persons or a plan sponsor of a retirement account).


Any new investors wishing to purchase shares of the fund may be required to demonstrate eligibility. If the fund subsequently determines that a beneficial owner of fund shares is not a natural person, then the fund, upon notice, will involuntarily redeem all of the shares of such ineligible investor and send the net proceeds to the investor.


     HOW TO SELL SHARES
THROUGH A FINANCIAL ADVISOR

In addition to what is detailed below, your financial advisor can assist you with selling shares. Please contact your financial advisor using the method that is most convenient for you.


BY PHONE


Call DWS using the telephone number on the back cover and a customer service representative will complete your request. You may request a check for the redemption amount sent to the address on the account.



BY MAIL OR EXPEDITED MAIL

Write a letter that includes the following information: the name(s) of all owners and address as they appear on your account, the fund name, share class, and account number from which you want to sell shares, the dollar amount or number of shares you wish to sell, and a daytime telephone number if we have questions. All owners should sign the letter and it should be mailed to the appropriate address.



Some redemptions can only be ordered in writing with a signature guarantee. For more information, please contact DWS.



OTHER WAYS TO SELL SHARES


The following privileges must be established on your account before a redemption request is made. This can either be done by completing the applicable section(s) on the new account application when you establish your account or by contacting a customer service representative for instructions. Depending on the method you choose to request these redemptions, different transaction maximums may apply.


ON THE INTERNET. Register at dws.com to set up on-line access to your account(s) or log in to the Web site if you have previously registered. Follow the instructions on the Web site to request a redemption from your account using the desired method from your available options.



BY WIRE. You may sell shares by wire only if your account is authorized to do so. You will be paid for redeemed shares by wire transfer of funds to your financial advisor or bank upon receipt of a duly authorized redemption request. For your protection, you may not change the destination bank account over the phone.


BY WRITING A CHECK. You may sell shares of the fund by writing a check drawn from your account (see "Policies About Transactions" for applicable minimum and maximum amounts). Your investment will keep earning dividends until your check clears. It is not a good idea to close out your account using a check because your account balance could change between the time you write the check and the time it is processed. You should also keep in mind that if you make a purchase by check and that check has not yet cleared your bank account, that purchase amount will not be available for immediate redemption.



FINANCIAL INTERMEDIARY SUPPORT PAYMENTS


The Advisor, the Distributor and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to the fund, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of fund shares or the retention and/or servicing of fund investors and fund shares ("revenue sharing"). Such



                                       11
PROSPECTUS August 1, 2018                                Investing in the Fund
revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of the fund, any recordkeeping/sub-transfer agency/networking fees payable by the fund (generally through the Distributor or an affiliate) and/or the Distributor or Advisor to certain financial advisors for performing such services and any sales charges, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the Financial Industry Regulatory Authority or other concessions described in the fee table or elsewhere in this prospectus or the Statement of Additional Information as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may, using their legitimate profits, compensate financial advisors for providing the fund with "shelf space" or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the fund on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and obtaining other forms of marketing support. In addition, revenue sharing payments may consist of the Distributor's and/or its affiliates' payment or reimbursement of ticket charges that would otherwise be assessed by a financial advisor on an investor's fund transactions.


The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the fund attributable to the financial advisor, the particular fund or fund type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.



The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS fund shares or the retention and/or servicing of investors to financial advisors in amounts that generally range from 0.01% up to 0.52% of assets of the fund serviced and maintained by the financial advisor, 0.05% to 0.25% of sales of the fund attributable to the financial advisor, a flat fee of up to $143,750, or any combination thereof. These amounts are annual figures typically paid on a quarterly basis and are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation may influence your financial advisor's recommendation of the fund or of any particular share class of the fund. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of the fund. Additional information regarding these revenue sharing payments is included in the fund's Statement of Additional Information, which is available to you on request at no charge (see the back cover of this prospectus for more information on how to request a copy of the Statement of Additional Information).


The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to retirement plans that obtain recordkeeping services from ADP, Inc. or to 403(b) plans that obtain recordkeeping services from Ascensus, Inc. on the DWS-branded retirement plan platform (the "Platform"). The level of revenue sharing payments is based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.


It is likely that broker-dealers that execute portfolio transactions for the fund will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the fund. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.



RULE 12B-1 PLAN

The fund has adopted a plan under Rule 12b-1 that authorizes the payment of an annual shareholder services fee, payable monthly, of 0.15% of the fund's Tax-Exempt Cash Managed Shares average daily net assets. Because 12b-1 fees are paid out of the fund's assets, attributable to a particular share class, on an ongoing basis, they will, over time, increase the cost of an investment in that share class and may cost more than paying other types of sales charges.



POLICIES YOU SHOULD KNOW ABOUT


Along with the information on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on distributions and taxes, applies to all investors, including those investing through a financial advisor.



                                       12
PROSPECTUS August 1, 2018                                Investing in the Fund

If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are separate from those described in this prospectus. Please note that a financial advisor or other intermediary may charge fees separate from those charged by the fund and may be compensated by the fund.


Keep in mind that the information in this prospectus applies only to the shares offered herein. Other share classes are described in separate prospectuses and have different fees, requirements and services.



POLICIES ABOUT TRANSACTIONS


In accordance with requirements under anti-money laundering regulations, we may request additional information and/or documents to verify your identity. This information includes, but is not limited to, your name, address, date of birth and other identifying documentation. If after reasonable effort we are unable to obtain this information to verify your identity, in accordance with federal regulations, within the time frames established by the fund, we will provide you with written notification and we may reject your application and order.


The fund will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in "good order." The specific requirements for good order depend on the type of account and transaction and the method of purchase. Contact Client Services if you have any questions. After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the share price next calculated.


In the exercise of its sole discretion, the fund at any time may, without prior notice, refuse, cancel, limit or rescind any purchase; cancel or rescind any purchase order placed through a financial intermediary no later than the business day after the order is received by the financial intermediary; freeze account activity; and/or involuntarily redeem and close an existing account. Specifically, the fund reserves the right to involuntarily redeem an account
(i) in case of actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or
(ii) if the account owner fails to provide legally required information, including information and/or documentation related to identity verification, to the fund. The fund is not required to provide justification to a potential or existing shareholder for taking any such action. Please be advised that if the fund involuntarily redeems and closes your account, under tax laws, you may be required to recognize a gain or a loss or otherwise incur tax consequences.


With certain limited exceptions, only US residents may invest in the fund.


Because orders placed through a financial advisor must be forwarded to the transfer agent, you'll need to allow extra time for your order to be processed. Your financial advisor should be able to tell you approximately when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.


TRANSACTION PROCESSING. Orders for the purchase of shares by wire transfer will normally be effective at the share price next computed after receipt of the wire transfer of the amount to be invested. If a wire transfer purchase order is received in good order before 3:00 p.m. Eastern time, it will normally receive the dividend for that day.


Shareholders known to the fund may notify Client Services in advance of their wire transfer purchase by calling Client Services prior to the 3:00 p.m. Eastern time cut-off time and providing the amount of the order. Shareholders will receive a confirmation number for the trade. If the fund receives the wire transfer before the close of the Federal Funds wire system, the trade will be entitled to that day's dividend. If the fund does not receive the wire transfer by the close of the Federal Funds wire system, the trade may not receive the dividend for that day and, depending upon the circumstances, the trade may receive the dividend for the following business day or may be canceled or rejected and, in any case, shareholders may be charged for any losses or fees that result, which may be paid by deductions from their account or otherwise. The fund's Distributor may refuse to allow any shareholder to trade with the fund in this manner and may require that the wire transfer of purchase proceeds be received before the trade is considered in good order.


Investments by check will be effective on the business day following receipt and will earn dividends the following business day.


Please contact your financial advisor for wire instructions and purchase orders.


Orders processed through dealers or other financial services firms via Fund/SERV will be effected at the share price calculated on the trade day (normally the date the order is received). Purchases processed via Fund/SERV will begin earning dividends on the day the fund receives the payment (typically the next business day). For redemptions processed via Fund/SERV, you generally will receive dividends accrued up to, but not including, the business day that payment for your shares is made.


When selling shares, shareholders generally receive dividends up to, but not including, the business day following the day on which the shares were sold. To sell shares, you must state whether you would like to receive the proceeds by wire or check.


In order to receive proceeds by wire, contact Client Services before 3:00 p.m. Eastern time. After you inform Client Services of the amount of your redemption, you will



                                       13
PROSPECTUS August 1, 2018                                Investing in the Fund
receive a trade confirmation number. If the fund receives a sell request before 3:00 p.m. Eastern time and the request calls for proceeds to be sent out by wire, the proceeds will normally be wired on the same day. However, the shares sold will not earn that day's dividend.

As noted below, proceeds of a redemption may be delayed. The ability to receive "same day" wire redemption proceeds can be affected by a variety of circumstances including the time that the request is made, the level of redemption requests and purchase orders and general market conditions. A request for a same day wire redemption that is received earlier in the day will be given priority over a request received later in the day in the event that it is necessary to limit the amount of same day wire redemptions.



SPECIAL LIMITATIONS ON REDEMPTIONS. The fund has adopted policies and procedures such that the fund is able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90 day period in the event that the fund's weekly liquid assets were to fall below designated thresholds, subject to a determination by the fund's Board that such a liquidity fee or redemption gate is in the fund's best interest. If the fund's weekly liquid assets fall below 30% of its total assets, the fund may impose a liquidity fee of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of board members, who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended ("Independent Board Members")), determines that imposing a liquidity fee or temporarily suspending redemptions is in the fund's best interest.



If the fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Board, including a majority of the Independent Board Members, determines that imposing such a fee would not be in the best interests of the fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the fund, which would remain in effect until weekly liquid assets return to 30% or the Board determines that the fee is no longer in the best interests of the fund. The fund's Board may also determine it is not in the fund's best interest to continue operating. In the event the Board determines that it is not in the fund's best interest to continue operating, the fund's assets would be liquidated in an equitable manner. All liquidity fees payable by shareholders of the fund would be payable to the fund and thereafter would be an asset of the fund and may be used for various purposes, including to offset any losses realized by the fund when seeking to honor redemption requests during times of market stress.


Weekly liquid assets include (i) cash, (ii) direct obligations of the US government, (iii) government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the US government pursuant to authority granted by Congress that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity date of 60 days or less, (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days, or (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.


A liquidity fee or redemption gate must automatically terminate at the beginning of the next business day once the fund's weekly liquid assets reach at least 30% of its total assets. Additionally, redemption gates may only be put in place for up to 10 business days in any 90 day period. In addition, the Board may, in its discretion, terminate a liquidity fee or redemption gate at any time if it believes such action to be in the best interest of the fund.


After the fund implements a liquidity fee, the liquidity fee would generally apply to all redemptions at the first net asset value calculation on the next business day following notification to financial intermediaries and shareholders. However, the Board, in its discretion, may elect to impose a liquidity fee on an intra-day basis. A liquidity fee will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Board. A liquidity fee would reduce the amount you receive upon redemption of your shares.



In the event that a fund imposes a redemption gate, the fund or any financial intermediary will not accept a redemption request until the fund provides notice that the redemption gate has been removed. A redemption gate would be implemented concurrently with the notification to financial intermediaries and shareholders. Redemption requests that are received when a redemption gate is imposed will be cancelled without further notice. If you wish to redeem once the redemption gate has been lifted, you will need to submit a new redemption request. The fund will communicate the decision to impose a liquidity fee or redemption gate to shareholders via the fund's Web site (dws.com) and through a supplement to the funds' prospectus.



When a liquidity fee or redemption gate is in place, the fund may elect to continue to permit the purchase of fund shares.


SUB-MINIMUM BALANCES. The fund may close your account and send you the proceeds if your balance falls below the required minimum; we will give you 60 days' notice so you can either increase your balance or close your account (this policy doesn't apply to most retirement accounts or if you have an automatic investment plan).


EXPEDITED REDEMPTIONS. Expedited Redemption Service allows you to have proceeds from your sales of fund shares wired directly to a bank account. To use this service, you'll need to designate the bank account in advance. Please follow the instructions on your application.



                                       14
PROSPECTUS August 1, 2018                                Investing in the Fund

CHECKWRITING enables you to sell shares of the fund by writing a check. Your investment keeps earning dividends until your check clears. Please note that we will not accept checks for less than $1,000. Please note that you should not write checks for more than $5,000,000. Note as well that we can't honor any check larger than your balance at the time the check is presented to us. It is not a good idea to close out an account using a check because the account balance could change between the time you write the check and the time it is processed. Please keep in mind that if you make a purchase by check and that check has not yet cleared, those funds will not be available for immediate redemption.


THE FUND ACCEPTS AUTOMATED CLEARING HOUSE ("ACH") debit entries for accounts that have elected the checkwriting redemption privilege. Upon receipt of an ACH debit entry referencing your account number you authorize us to redeem shares in your account to pay the entry to the third party originating the debit. Your fund account statement will show all ACH debit entries in your account. IN CASE OF ERRORS OR QUESTIONS ABOUT YOUR TRANSACTIONS OR PRE-AUTHORIZED TRANSFERS please contact your financial advisor as soon as possible if you believe your statement reflects an improper charge or if you need more information about an ACH debit entry transaction. Your financial advisor must contact the Shareholder Service Agent within sixty (60) days of the fund sending you the first fund account statement on which an improper charge appears.


THE FUND DOES NOT ISSUE SHARE CERTIFICATES. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.



THE FUND ACCEPTS PAYMENT FOR SHARES ONLY IN US DOLLARS by a check drawn on a US bank, a bank or Federal Funds wire transfer or an electronic bank transfer. The fund does not accept third party checks. A third party check is a check made payable to one or more parties and offered as payment to one or more other parties (e.g., a check made payable to you that you offer as payment to someone else). Checks should be payable to DWS and drawn by you or a financial institution on your behalf with your name or account number included with the check. If you pay for shares by check and the check fails to clear, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees the fund or its agents have incurred.



SIGNATURE GUARANTEE. When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and have your signature guaranteed. However, if you want money transferred electronically to a bank account that is already on file with us, you don't need a signature guarantee. Also, generally you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.



A signature guarantee is simply a certification of your signature - a valuable safeguard against fraud. DWS accepts Medallion Signature Guarantees, which can be obtained from an eligible guarantor. Eligible guarantor institutions include commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange or any member or participant of an approved signature guarantor program. A notarized document cannot be accepted in lieu of a signature guarantee.



MONEY FROM SHARES YOU SELL is normally sent out within one business day of when your order is processed (not when it is received). In addition, as described above under "Transaction Processing," requests for redemptions by wire received before the daily cut-off time will normally result in proceeds being sent out by wire on the same day. Redemptions could be delayed for up to seven days. There are circumstances when it could be longer, including, but not limited to, when you are selling shares you bought recently by check or ACH (the funds will be placed under a 10 calendar day hold to ensure good funds) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes (e.g., redemption proceeds by wire) may also be delayed or unavailable when you are selling shares recently purchased or in the event of a non-routine closure of the Federal Reserve wire payment system.


Redemptions will generally be in the form of cash, though the fund reserves the right to redeem in kind (as described under "Other Rights We Reserve"). The fund typically expects to satisfy redemption requests by using available cash or by selling portfolio securities if available cash is not sufficient to meet redemptions. The fund may also utilize inter-fund lending, though such use is expected to be rare. The fund may use any of these methods of satisfying redemption requests under normal or stressed market conditions.


The fund reserves the right to suspend or postpone redemptions as permitted pursuant to Section 22(e) of the 1940 Act. Generally, those circumstances are when 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) the SEC determines that trading on the New York Stock Exchange is restricted; 3) the SEC determines that an emergency exists which makes the disposal of securities owned by the fund or the fair determination of the value of the fund's net assets not reasonably practicable; or 4) the SEC, by order or rule, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a non-routine closure of the Federal Reserve wire payment system. Additionally, the fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares (a redemption



                                       15
PROSPECTUS August 1, 2018                                Investing in the Fund

"gate") if the fund's liquidity falls below required minimums. See "Special Limitations on Redemptions," above. For additional rights reserved by the fund, please see "Other Rights We Reserve."

IF YOUR SHARES ARE REGISTERED DIRECTLY with the fund's transfer agent, you can sell them by sending a written request (with a signature guarantee) to:



DWS Service Company


Attn: Institutional Trading Desk
P.O. Box 219151
Kansas City, MO 64121-1614

SHORT-TERM TRADING. Since money market funds hold short-term instruments and are intended to provide liquidity to shareholders, the Advisor does not monitor or limit short-term or excessive trading activity in the fund and, accordingly, the Board of the fund has not approved any policies and procedures designed to limit this activity. However, the fund reserves the right to and may reject or cancel a purchase or exchange order into the fund for any reason, including if, in the opinion of the Advisor, there appears to be a pattern of short-term or excessive trading by an investor in another DWS fund.




HOW THE FUND CALCULATES SHARE PRICE


To calculate net asset value, or NAV, the fund uses the following equation:



        TOTAL          TOTAL                 TOTAL NUMBER OF
               -                                               =    NAV
                                       /
  (                               )
       ASSETS       LIABILITIES            SHARES OUTSTANDING

The price at which you buy and sell shares is based on the NAV per share next calculated after the order is received and accepted by the transfer agent.


IN VALUING SECURITIES, we typically use amortized cost to account for any premiums or discounts above or below the face value of any securities the fund buys, and round the per share NAV to the nearest whole cent.


THE FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange (the "Exchange") is open. Normally, the fund calculates its share price once every business day as of the close of regular trading on the Exchange (typically 4:00 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). In the event of scheduled partial day trading or unscheduled suspensions of trading on the Exchange, the calculation of share price shall be as of the close of trading on the Exchange. In such instances, the latest time for receipt of wire purchase transactions entitled to receive same day dividend treatment and for receipt of redemption orders for same day wire transfer of proceeds will be the earlier of: (a) 3:00 p.m. Eastern time or (b) the early closing time of the Exchange.



The fund may, but is not required to, accept certain types of purchase and redemption orders (not including exchanges) on days that the Exchange is closed, or beyond an Exchange early closing time (referred to as a "Limited Trading Period") if: (a) the Federal Reserve system is open, (b) the primary trading markets for the fund's portfolio instruments are open and (c) the Advisor believes there will be adequate liquidity in the short-term markets. During any such Limited Trading Period, the fund will only accept purchase orders by wire with advance telephone notification and telephone redemption orders with proceeds to be sent by wire, ACH or check and will not accept orders by any other means. (Automated Telephone Line orders are not permitted.) If redemption proceeds are requested by ACH or check, the transmission of the ACH payment or the mailing of the check, as the case may be, will be delayed by at least one business day in comparison to normal trading periods. Orders submitted by other means will be processed on the next day that the Exchange is open. The calculation of share price will be as set forth in the prospectus for normal trading days. Orders must be submitted by the cut-off times for receipt of wire purchases entitled to that day's dividend and for receipt of telephone redemption orders for same day wire transfer, which will be the earlier of: (a) the times set forth in the prospectus for normal trading days or (b) such earlier times that the fund determines based on the criteria described above. If redemption proceeds are requested by ACH or check, orders must be received prior to the calculation of share price. Please call (877) 237-1131 or visit our Web site at dws.com for additional information about whether the fund will be open for business on a particular day. Information concerning the intention of the fund to be open for a Limited Trading Period will be available at least one business day prior to the applicable day that the Exchange is closed or is closing early in the case of scheduled closings and as soon as practical in the case of unscheduled closings.




OTHER RIGHTS WE RESERVE


You should be aware that we may do any of the following:

o  withdraw or suspend the offering of shares at any time

o withhold a portion of your distributions and redemption proceeds if we have been notified by the Internal Revenue Service that you are subject to backup withholding, if you fail to provide us with the correct taxpayer ID number and certain certifications, including certification that you are not subject to backup withholding, or if you are otherwise subject to withholding

o reject a new account application if you don't provide any required or requested identifying information, or for any other reason



                                       16
PROSPECTUS August 1, 2018                                Investing in the Fund

o refuse, cancel, limit or rescind any purchase order, without prior notice; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the fund's best interests or when the fund is requested or compelled to do so by governmental authority or by applicable law

o close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account; you may recognize a gain or loss on the redemption of your fund shares and you may incur a tax liability

o pay you for shares you sell by "redeeming in kind," that is, by giving you securities (which typically will involve brokerage costs for you to liquidate) rather than cash, but which will be taxable to the same extent as a redemption for cash; the fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may adjust the fund's investment minimums at any time). All orders to purchase shares of the fund are subject to acceptance and are not binding until confirmed or accepted in writing



UNDERSTANDING DISTRIBUTIONS AND TAXES


The fund intends to distribute to its shareholders virtually all of its net earnings. The fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (The fund's earnings are separate from any gains or losses stemming from your own purchase and sale of shares.) The fund may not always pay a dividend or distribution for a given period.


THE FUND'S INCOME DIVIDENDS ARE DECLARED DAILY AND PAID MONTHLY TO SHAREHOLDERS. The fund may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declarations. The fund may make additional distributions for tax purposes, if necessary.


Dividends declared and payable to shareholders of record in the last quarter of a given calendar year are treated for federal income tax purposes as if they were received by shareholders and paid by the fund on December 31 of that year, if such dividends are actually paid in January of the following year.


YOU CAN CHOOSE HOW TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS. You may have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check or wire. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. You will receive any unpaid dividends upon redeeming your entire account, unless you elect to receive unpaid dividends on the next monthly dividend payment date.


Dividends and distributions are treated the same for federal income tax purposes whether you receive them in cash or reinvest them in additional shares.


Because the fund seeks to maintain a stable share price, you are unlikely to have capital gains or losses when you sell fund shares.


However, there can be no assurance that the fund will be able to maintain a stable share price. If the fund is not able to maintain a stable share price or your basis in your fund shares differs from the amount received for the shares when the shares are sold, the sale may result in a taxable gain or loss for federal income tax purposes. Unless you elect the simplified NAV method of accounting (discussed below), you will generally recognize gain or loss equal to the difference between the amount realized on the sale and your basis in your shares that were sold. In general, any gain or loss realized upon a taxable disposition of shares will be treated for federal income tax purposes as long-term capital gain or loss if the shares have been held for more than twelve months. Otherwise, the gain or loss on the taxable disposition of shares of the fund will generally be treated for federal income tax purposes as short-term capital gain or loss. Capital losses may be subject to limitations on their use by a shareholder. For federal income tax purposes, an exchange is treated the same as a sale.


If you elect to adopt the simplified NAV method of accounting, rather than computing gain or loss on every taxable disposition of fund shares as described above, you would recognize gain or loss based on the aggregate value of your fund shares during the computation period. Your gain or loss would generally equal (i) the aggregate fair market value of your shares in the fund at the end of the computation period, (ii) minus the aggregate fair market value of your shares at the end of the prior computation period, (iii) minus your "net investment" in the fund for the computation period. Your net investment is the aggregate cost of fund shares purchased during the computation period (including reinvested dividends) minus the aggregate amount received in taxable redemptions of fund shares during the same period. The computation period may be your taxable year or a shorter period, as long as all computation periods contain days from only one taxable year and every day during the taxable year falls within one and only one computation period. Any capital gain or loss realized under the NAV method will be a short-term capital



                                       17
PROSPECTUS August 1, 2018                                Investing in the Fund
gain or loss. Please consult your own tax advisor to determine if the NAV method is appropriate for your individual circumstances.

EFFECT OF LIQUIDITY FEES. A liquidity fee imposed by the fund will reduce the amount you will receive upon the redemption of your shares and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds. Such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If the fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the fund at that time.


For federal income tax purposes, distributions of net investment income (other than "exempt-interest dividends") are taxable as ordinary income. The fund does not expect to make distributions that are eligible for taxation as long-term capital gains or as qualified dividend income.


For most shareholders, dividends from the fund are generally exempt from federal income tax. However, there are a few exceptions:

o A portion of the fund's dividends may be taxable if it came from investments in taxable securities, tax-exempt market discount bonds, or as the result of short or long-term capital gains.

o Because the fund can invest up to 20% of its net assets in securities whose income is subject to the AMT, you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT. In addition, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the fund may have on the federal taxation of your benefits.

YOUR FUND WILL SEND YOU DETAILED FEDERAL INCOME TAX INFORMATION EARLY EACH YEAR. These statements tell you the amount and the federal income tax classification of any dividends or distributions you received.


A 3.8% Medicare contribution tax is imposed on the "net investment income" of individuals, estates and trusts to the extent their income exceeds certain threshold amounts. For this purpose, net investment income generally includes dividends that are taxable for federal income tax purposes and net gains recognized on the sale, redemption or exchange of fund shares.


If the fund's distributions exceed its current and accumulated earnings and profits, the excess will be treated for federal income tax purposes as a return of capital to the extent of your basis in your shares and thereafter as a capital gain. A return of capital distribution reduces the basis of your shares. As a result, even though the fund seeks to maintain a stable share price, you may recognize a capital gain when you sell your shares if you have received a return of capital distribution.


Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investment, including any state and local tax consequences.


The above discussion summarizes certain federal income tax consequences for shareholders who are US persons. If you are a non-US person, please consult your own tax advisor with respect to the US and foreign tax consequences to you of an investment in the fund. For more information, see "Taxes" in the Statement of Additional Information.


                                       18
PROSPECTUS August 1, 2018                                Investing in the Fund

[GRAPHIC APPEARS HERE]





Financial Highlights



The financial highlights are designed to help you understand recent financial performance. The figures in the first part of the tables are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's annual report (see "Shareholder reports" on the back cover).



DWS TAX-EXEMPT PORTFOLIO - TAX-EXEMPT CASH MANAGED SHARES





                                                                            YEARS ENDED APRIL 30,
                                                         2018             2017          2016          2015          2014
                                                  ------------------  ------------  ------------  ------------  ------------
SELECTED PER SHARE DATA
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $    1.00          $  1.00       $ 1.00        $ 1.00        $ 1.00
------------------------------------------------     ---------          -------       ------        ------        ------
Income (loss) from investment operations:
  Net investment income                                    .007             .003         .000*         .000*         .000*
------------------------------------------------     ----------         --------      -------       -------       -------
  Net realized gain (loss)                              ( .000)(b*)      ( .000)*        .000*         .000*         .000*
------------------------------------------------     ----------         --------      -------       -------       -------
  TOTAL FROM INVESTMENT OPERATIONS                         .007             .003         .000*         .000*         .000*
------------------------------------------------     ----------         --------      -------       -------       -------
Less distributions from:
  Net investment income                                 ( .007)          ( .003)       ( .000)*      ( .000)*      ( .000)*
------------------------------------------------     ----------         --------      -------       -------       -------
  Net realized gains                                         -           ( .000)*      ( .000)*      ( .000)*      ( .000)*
------------------------------------------------     ----------         --------      -------       -------       -------
  TOTAL DISTRIBUTIONS                                   ( .007)          ( .003)       ( .000)*      ( .000)*      ( .000)*
------------------------------------------------     ----------         --------      -------       -------       -------
NET ASSET VALUE, END OF PERIOD                       $    1.00          $  1.00       $ 1.00        $ 1.00        $ 1.00
------------------------------------------------     ----------         --------      -------       -------       -------
Total Return (%)(a)                                        .66              .31          .02           .03           .02
------------------------------------------------     ----------         --------      -------       -------       -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                      38               55            60            52           103
------------------------------------------------     ----------         --------      -------       -------       -------
Ratio of expenses before expense reductions (%)            .51              .49          .44           .44           .41
-------------------------------------------------    ----------         --------      -------       -------       -------
Ratio of expenses after expense reductions (%)             .41              .44          .14           .10           .13
-------------------------------------------------    ----------         --------      -------       -------       -------
Ratio of net investment income (%)                         .59              .23          .01           .01           .01
-------------------------------------------------    ----------         --------      -------       -------       -------



a Total return would have been lower had certain expenses not been reduced.


b Due to the timing of subscriptions and redemptions in relation to the operating results of the Fund, the amount shown does not correspond with the aggregate net gain on investments during the period.

* Amount is less than $.0005.

                                       19
PROSPECTUS August 1, 2018                                 Financial Highlights

[GRAPHIC APPEARS HERE]





Appendix



HYPOTHETICAL EXPENSE SUMMARY

Using the annual fund operating expense ratios presented in the fee tables in the fund prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the fund held for the next 10 years and the impact of such fees and expenses on fund returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the fund may be higher or lower than 5% and, for money market funds, is typically less than 5%. The tables also assume that all dividends and distributions are reinvested. The annual fund expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the fund that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.


The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the fund's prospectus to consider the investment objective, risks, expenses and charges of the fund prior to investing.



DWS TAX-EXEMPT PORTFOLIO - TAX-EXEMPT CASH MANAGED SHARES





            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.51%         4.49%       $ 10,449.00     $  52.14
 ---         -----          ----         -----        -----------     --------
   2         10.25%         0.51%         9.18%       $ 10,918.16     $  54.49
 ---         -----          ----         -----        -----------     --------
   3         15.76%         0.51%        14.08%       $ 11,408.39     $  56.93
 ---         -----          ----         -----        -----------     --------
   4         21.55%         0.51%        19.21%       $ 11,920.62     $  59.49
 ---         -----          ----         -----        -----------     --------
   5         27.63%         0.51%        24.56%       $ 12,455.86     $  62.16
 ---         -----          ----         -----        -----------     --------
   6         34.01%         0.51%        30.15%       $ 13,015.13     $  64.95
 ---         -----          ----         -----        -----------     --------
   7         40.71%         0.51%        36.00%       $ 13,599.51     $  67.87
 ---         -----          ----         -----        -----------     --------
   8         47.75%         0.51%        42.10%       $ 14,210.12     $  70.91
 ---         -----          ----         -----        -----------     --------
   9         55.13%         0.51%        48.48%       $ 14,848.16     $  74.10
 ---         -----          ----         -----        -----------     --------
 10          62.89%         0.51%        55.15%       $ 15,514.84     $  77.43
 ---         -----          ----         -----        -----------     --------
TOTAL                                                                 $ 640.47
---                                                                   --------



                                       20
PROSPECTUS August 1, 2018                                             Appendix

TO GET MORE INFORMATION

SHAREHOLDER REPORTS. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected fund performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI). This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).



For a free copy of any of these documents or to request other information about the fund, contact DWS at the phone number or address listed below. SAIs and shareholder reports are also available through the DWS web site at dws.com. These documents and other information about the fund are available from the EDGAR Database on the SEC's Internet site at sec.gov. If you like, you may obtain copies of this information, after paying a duplicating fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below.



You can also review and copy these documents and other information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 551-8090.


In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial advisor or call the number provided.


CONTACT INFORMATION



DWS               PO Box 219151
                  Kansas City, MO
                  64121-9151
                  dws.com
                  (800) 730-1313
SEC               Public Reference Section
                  Washington, D.C. 20549-1520
                  SEC.GOV
DISTRIBUTOR       DWS Distributors, Inc.
                  222 South Riverside Plaza
                  Chicago, IL 60606-5808
                  (800) 621-1148
SEC FILE NUMBER   Cash Account Trust
                  DWS Tax-Exempt Portfolio
                  811-05970



                                                                     [DWS Logo]






(08/01/18) STMS-1

                                                                     [DWS Logo]



Prospectus

August 1, 2018







Cash Account Trust
DWS Tax-Exempt Portfolio
(formerly Deutsche Tax-Exempt Portfolio)
CLASS/TICKER                              TAX-FREE INVESTMENT CLASS   DTDXX



As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

[GRAPHIC APPEARS HERE]



Table of Contents






DWS TAX-EXEMPT PORTFOLIO
Investment Objective...............................  1
Fees and Expenses of the Fund......................  1
Principal Investment Strategy......................  1
Main Risks.........................................  1
Past Performance...................................  3
Management.........................................  3
Purchase and Sale of Fund Shares...................  3
Tax Information....................................  4
Payments to Broker-Dealers and
Other Financial Intermediaries.....................  4
FUND DETAILS
Additional Information About Fund Strategies and
Risks..............................................  5
Other Policies.....................................  8
Who Manages and Oversees the Fund..................  8
Management.........................................  9
INVESTING IN THE FUND
Buying and Selling Shares.......................... 10
How to Buy and Sell Shares......................... 10
Financial Intermediary Support Payments............ 11
Policies You Should Know About..................... 12
Policies About Transactions........................ 12
How the Fund Calculates Share Price................ 15
Other Rights We Reserve............................ 16
Understanding Distributions and Taxes.............. 16
FINANCIAL HIGHLIGHTS............................... 19
APPENDIX........................................... 20
Hypothetical Expense Summary....................... 20


-------------------------------------------------------------------------------
YOUR INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, ENTITY OR PERSON.
-------------------------------------------------------------------------------

                                                                     [DWS Logo]






DWS Tax-Exempt Portfolio

(formerly Deutsche Tax-Exempt Portfolio)




INVESTMENT OBJECTIVE


The fund seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares.


SHAREHOLDER FEES


(paid directly from your investment)   None
-------------------------------------- -----

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)



Management fee                            0.07
-------------------------------------     ----
Distribution/service (12b-1) fees         0.25
-------------------------------------     ----
Other expenses                            0.40
-------------------------------------     ----
TOTAL ANNUAL FUND OPERATING EXPENSES      0.72
-------------------------------------     ----


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




       1 YEAR    3 YEARS    5 YEARS   10 YEARS
     --------  ---------  ---------  ---------
        $74       $230       $401       $894
---     ---       ----       ----       ----


PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities, the income from which is free from regular federal income tax and alternative minimum tax (AMT). This policy is fundamental and may not be changed without shareholder approval.


The fund is a money market fund that is managed in accordance with federal regulations, which govern the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest.


The fund follows policies designed to maintain a stable $1.00 share price.


The fund may invest in municipal trust receipts (MTRs), general obligation and revenue notes and bonds, municipal obligations backed by third parties, obligations of the territories or Commonwealths of the US and other municipal instruments paying a fixed, variable or floating interest rate.


The fund is designed for investors in a moderate to high tax bracket who are interested in federal tax-exempt income along with the liquidity and stability that a money market fund is designed to offer.


MANAGEMENT PROCESS. Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.



MAIN RISKS


There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.


MONEY MARKET FUND RISK. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon



                                       1
PROSPECTUS August 1, 2018                             DWS Tax-Exempt Portfolio
the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.


INTEREST RATE RISK. Rising interest rates could cause the value of the fund's investments - and therefore its share price as well - to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund's ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.



CREDIT RISK. The fund's performance could be hurt and the fund's share price could fall below $1.00 if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation.


LIQUIDITY AND TRANSACTION RISK. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there are no willing buyers and an instrument cannot be readily sold at a desired time or price, the fund may have to accept a lower price or may not be able to sell the instrument at all. If dealer capacity in debt instruments is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the debt markets. Additionally, market participants other than the fund may attempt to sell debt holdings at the same time as the fund, which could cause downward pricing pressure and contribute to illiquidity. An inability to sell one or more portfolio securities can adversely affect the fund's ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities.


Unusual market conditions, an unusually high volume of redemption requests or other similar conditions could cause the fund to be unable to pay redemption proceeds within a short period of time. If the fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the fund's ability to maintain a $1.00 share price.


MUNICIPAL SECURITIES RISK. The fund could be impacted by events in the municipal securities market, including the supply and demand for municipal securities. Negative events, such as severe fiscal difficulties, bankruptcy of one or more issuers, an economic downturn, unfavorable legislation, court rulings or political developments, or reduced monetary support from the federal government could hurt fund performance.


SECURITY SELECTION RISK. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market funds and could result in a decline in share price.


MUNICIPAL TRUST RECEIPTS RISK. The fund's investment in MTRs is subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal securities. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the fund.


TAX RISK. Any distributions to shareholders that represent income from taxable securities will generally be taxable as ordinary income at both the state and federal levels, while other distributions, such as capital gains, are taxable to the same extent they would be for any mutual fund. New federal or state governmental action could adversely affect the tax-exempt status of securities held by the fund, resulting in a higher tax liability for shareholders and potentially hurting fund performance as well.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


US TERRITORY AND COMMONWEALTH OBLIGATIONS RISK. Adverse political and economic conditions and developments affecting any territory or Commonwealth of the US may, in turn, negatively affect the value of the fund's holdings in such obligations.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of



                                       2
PROSPECTUS August 1, 2018                             DWS Tax-Exempt Portfolio
the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


RISKS OF HOLDING CASH. The fund will at times hold cash positions, which may hurt the fund's performance. Cash positions may also subject the fund to additional risks and costs, including any fees imposed by the fund's custodian for large cash balances.



FEES AND GATES RISK. The fund has adopted policies and procedures such that the fund will be able to impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions for up to 10 business days in any 90 day period in the event that the fund's liquidity falls below required minimums. A liquidity fee would reduce the amount shareholders receive upon redemption of shares. Redemption gates would prevent shareholders from redeeming fund shares.


OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.



PAST PERFORMANCE



How a fund's returns vary from year to year can give an idea of its risk. Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. The 7-DAY YIELD, which is often referred to as the "current yield," is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. For more recent performance figures and the current yield, go to dws.com (the Web site does not form a part of this prospectus) or call the telephone number included in this prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (Tax-Free Investment Class)


Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]








  2008      2009      2010      2011      2012      2013      2014      2015      2016      2017
  1.77      0.12      0.01      0.02      0.02      0.04      0.03      0.02      0.11      0.22







                   RETURNS   PERIOD ENDING
 BEST QUARTER     0.56%      March 31, 2008
 WORST QUARTER    0.00%      March 31, 2010
 YEAR-TO-DATE     0.38%      June 30, 2018


AVERAGE ANNUAL TOTAL RETURNS

(For periods ended 12/31/2017 expressed as a %) (Tax-Free Investment Class)




           CLASS          1          5         10
       INCEPTION       YEAR      YEARS      YEARS
     -----------  ---------  ---------  ---------
     3/19/2007        0.22       0.08       0.23
---  ---------        ----       ----       ----


Total returns would have been lower if operating expenses had not been reduced.


For more recent performance information, contact the financial services firm from which you obtained this prospectus.



MANAGEMENT


INVESTMENT ADVISOR


DWS Investment Management Americas, Inc.




PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                             AUTOMATIC
                            INVESTMENT
         NON-IRA     IRAS        PLANS
       ---------  -------  -----------
INV     2,000     1,000        250
-----   -----     -----        ---

There is no minimum investment for qualified retirement plans (such as 401(k), pension or profit sharing plans). There is no minimum additional investment. Accounts opened through a financial advisor may have different minimum investment amounts.



TO PLACE ORDERS



MAIL           New Accounts             DWS
                                        Attn: Institutional Trading Desk
                                        PO Box 219151
                                        Kansas City, MO 64121-9151
               Additional Investments   DWS
                                        Attn: Institutional Trading Desk
                                        PO Box 219151
                                        Kansas City, MO 64121-9151
               Exchanges and            DWS
               Redemptions              Attn: Institutional Trading Desk
                                        PO Box 219151
                                        Kansas City, MO 64121-9151
EXPEDITED MAIL                          DWS
                                        210 West 10th Street
                                        Kansas City, MO 64105-1614
TELEPHONE                               (800) 730-1313, M - F 8 a.m. - 6 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 7 p.m. ET



The fund is generally open on days when the New York Stock Exchange is open for regular trading. Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by mail or by telephone.


THE FUND'S SHARES ARE AVAILABLE FOR PURCHASE ONLY BY NATURAL PERSONS. The fund has implemented policies and procedures that are reasonably designed to limit beneficial ownership of the fund's shares to natural persons.



                                       3
PROSPECTUS August 1, 2018                             DWS Tax-Exempt Portfolio

Any new investors wishing to purchase shares of the fund may be required to demonstrate eligibility. If the fund subsequently determines that a beneficial owner of fund shares is not a natural person, then the fund, upon notice, will involuntarily redeem all of the shares of such ineligible investor and send the net proceeds to the investor.



TAX INFORMATION


The fund's distributions are generally exempt from regular federal income tax. A portion of the fund's dividends may be subject to federal income tax, including the federal alternative minimum tax.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund, the Advisor, and/or the Advisor's affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.


                                       4
PROSPECTUS August 1, 2018                             DWS Tax-Exempt Portfolio

[GRAPHIC APPEARS HERE]





Fund Details



ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS



INVESTMENT OBJECTIVE


The fund seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities, the income from which is free from regular federal income tax and alternative minimum tax (AMT). This policy is fundamental and may not be changed without shareholder approval. The fund may invest in municipal securities of various locales, including any territory or Commonwealth of the US.


The fund is a money market fund that is managed in accordance with federal regulations, which govern the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. The fund follows policies designed to seek to maintain a stable $1.00 share price:

o Fund securities are denominated in US dollars and, at the time of purchase, have remaining maturities of 397 days (about 13 months) or less, or have certain maturity shortening features (such as interest rate resets and demand features) that have the effect of reducing their maturities to 397 days or less.

o The fund maintains a dollar-weighted average maturity of (i) 60 days or less and (ii) 120 days or less determined without regard to interest rate resets.

o  The fund maintains certain minimum liquidity standards such that:

   - the fund may not purchase a security other than a security offering weekly liquidity if, immediately after purchase, the fund would have invested less than 30% of its total assets in securities offering weekly liquidity (includes securities that mature or are subject to demand within five business days, cash, direct US government obligations and government agency discount notes with remaining maturities of 60 days or less); and

   - the fund may not purchase an illiquid security if, immediately after purchase, the fund would have invested more than 5% of its total assets in illiquid securities (securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the market value ascribed to them by the fund).
The fund pursues its objective by investing in high quality, short-term municipal obligations.


The fund is designed for investors in a moderate to high tax bracket who are interested in federal tax-exempt income along with the liquidity and stability that a money market fund is designed to offer.


The fund primarily invests in the following types of investments:

o Municipal trust receipts (MTRs), also called municipal asset-backed securities, floating rate trust certificates, or municipal securities trust receipts. MTRs are trusts that hold municipal securities and that offer purchasers (such as the fund) a conditional right to sell their interest in the underlying securities to a financial institution at par value plus accrued interest. The fund may invest up to 50% of its net assets in MTRs, as well as an additional 10% of net assets on a temporary basis to manage inflows into the fund.

o General obligation notes and bonds, which an issuer backs with its full faith and credit (taxing power).

o Revenue notes and bonds, which are payable from specific revenue sources. These are often tied to the public works projects the bonds are financing, but are not generally backed by the issuer's taxing power.

o Tax-exempt commercial paper, which is tax-exempt debt of borrowers that typically matures in 270 days or less.

o Short-term municipal notes, such as tax anticipation notes, that are issued in anticipation of the receipt of tax revenues.

o Municipal obligations backed by letters of credit (a document issued by a bank guaranteeing the issuer's payments for a stated amount), general bank guarantees or municipal bond insurance.



                                       5
PROSPECTUS August 1, 2018                                         Fund Details

o Floating rate bonds, whose interest rates vary with changes in specified market rates or indices. The fund may invest in high quality floating rate bonds with maturities of one year or more if it has the right to sell them back at their face value within 397 days of purchase.

o Tax-exempt private activity bonds, which are revenue bonds that finance non-governmental activities, such as private industry construction and which meet certain tax law requirements.

o Securities of other investment companies, including variable rate demand preferred securities of closed-end investment companies that are eligible for purchase by money market funds (generally, because such preferred securities are structured as unconditional demand instruments with a third party demand provider, i.e., guarantor).

o Obligations of the territories and Commonwealths of the US, such as Puerto Rico, the US Virgin Islands, Guam and their agencies and authorities.

MANAGEMENT PROCESS. The fund buys short-term municipal obligations that the Advisor determines present minimal credit risks.


In considering whether a security presents minimal credit risks, the Advisor will analyze the capacity of the security's issuer or guarantor to meet its financial obligations, which includes, as appropriate, with respect to the issuer or guarantor the following factors: (i) financial condition, (ii) sources of liquidity, (iii) ability to react to future market-wide and issuer specific events, including ability to repay debt in a highly adverse situation; and (iv) competitive position within its industry and industry strength within the economy and relative to economic trends.



Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.


Portfolio management may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.



MAIN RISKS


There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.


MONEY MARKET FUND RISK. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.



INTEREST RATE RISK. Rising interest rates could cause the value of the fund's investments - and therefore its share price as well - to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund's ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.



CREDIT RISK. The fund's performance could be hurt and the fund's share price could fall below $1.00 if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation.


For securities that rely on third-party guarantors to support their credit quality, the same risks may apply if the financial condition of the guarantor deteriorates or the guarantor ceases to insure securities. Because guarantors may insure many types of securities, including subprime mortgage bonds and other high-risk bonds, their financial condition could deteriorate as a result of events that have little or no connection to securities owned by the fund.


LIQUIDITY AND TRANSACTION RISK. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there are no willing buyers and an instrument cannot be readily sold at a desired time or price, the fund may have to accept a lower price or may not be able to sell the instrument at all. If dealer capacity in debt instruments is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the debt markets. Additionally, market participants other than the fund may attempt to sell debt holdings at the same time as the fund, which could cause downward pricing pressure and contribute to illiquidity. An inability to sell one or more portfolio securities can adversely affect the fund's ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities.



                                       6
PROSPECTUS August 1, 2018                                         Fund Details

Unusual market conditions, an unusually high volume of redemption requests or other similar conditions could cause the fund to be unable to pay redemption proceeds within a short period of time. If the fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the fund's ability to maintain a $1.00 share price.


MUNICIPAL SECURITIES RISK. The fund could be impacted by events in the municipal securities market, including the supply and demand for municipal securities. Negative events, such as severe fiscal difficulties, bankruptcy of one or more issuers, an economic downturn, unfavorable legislation, court rulings or political developments, or reduced monetary support from the federal government could hurt fund performance.


SECURITY SELECTION RISK. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market funds and could result in a decline in share price.


MUNICIPAL TRUST RECEIPTS RISK. The fund's investment in MTRs is subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal securities. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the fund.


TAX RISK. Any distributions to shareholders that represent income from taxable securities will generally be taxable as ordinary income at both the state and federal levels, while other distributions, such as capital gains, are taxable to the same extent they would be for any mutual fund. New federal or state governmental action could adversely affect the tax-exempt status of securities held by the fund, resulting in a higher tax liability for shareholders and potentially hurting fund performance as well.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


US TERRITORY AND COMMONWEALTH OBLIGATIONS RISK. Adverse political and economic conditions and developments affecting any territory or Commonwealth of the US may, in turn, negatively affect the value of the fund's holdings in such obligations.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.



RISKS OF HOLDING CASH. The fund will at times hold cash positions, which may hurt the fund's performance. Cash positions may also subject the fund to additional risks and costs, including any fees imposed by the fund's custodian for large cash balances.



FEES AND GATES RISK. The fund has adopted policies and procedures such that the fund will be able to impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions for up to 10 business days in any 90 day period in the event that the fund's liquidity falls below required minimums. A liquidity fee would reduce the amount shareholders receive upon redemption of shares. Redemption gates would prevent shareholders from redeeming fund shares.


OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.


Cyber-attacks may include unauthorized attempts by third parties to improperly access, modify, disrupt the operations of, or prevent access to the systems of the fund's service providers or counterparties, issuers of securities held by the fund or other market participants or data within them. In addition, power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.



Cyber-attacks, disruptions, or failures may adversely affect the fund and its shareholders or cause reputational damage and subject the fund to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value, and impede trading). In addition, cyber-attacks, disruptions, or failures involving a fund counterparty could affect such




                                       7
PROSPECTUS August 1, 2018                                         Fund Details
counterparty's ability to meet its obligations to the fund, which may result in losses to the fund and its shareholders. Similar types of operational and technology risks are also present for issuers of securities held by the fund, which could have material adverse consequences for such issuers, and may cause the fund's investments to lose value. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund, or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will address the possibility of and fallout from cyber-attacks, disruptions, or failures. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund, or other market participants.



OTHER POLICIES


While the previous pages describe the main points of the fund's strategy and risks, there are a few other matters to know about:

o Although major changes tend to be infrequent, the fund's Board could change the fund's investment objective without shareholder approval.

o For temporary defensive purposes, or when acceptable short-term municipal securities are not available, more than 20% of the fund's net assets may be held in cash or invested in short-term taxable instruments, including obligations of the US government, its agencies or instrumentalities, other short-term high quality rated debt securities or, if unrated, determined to be of comparable quality in the opinion of the Advisor, commercial paper, bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances, and repurchase agreements. Short-term investments may also include shares of money market funds. To the extent the fund invests in such instruments, the fund will not be pursuing its investment objective. However, portfolio management may choose not to use these strategies for various reasons, even in volatile market conditions.



o From time to time, the fund may have a concentration of shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the fund.



o Your fund assets may be at risk of being transferred to the appropriate state if you fail to maintain a valid address and/or if certain activity does not occur in your account within the time specified by state law. Contact your financial advisor or the transfer agent for additional information.



FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in the fund. If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).


Keep in mind that there is no assurance that the fund will achieve its objective.



A schedule of the fund's portfolio holdings, including information required by applicable regulations, is posted once each month on dws.com (the Web site does not form a part of this prospectus). Portfolio holdings as of each month-end are posted to the Web site within five business days of the date of the applicable portfolio holdings information. More frequent posting of portfolio holdings information may be made from time to time on dws.com. The posted portfolio holdings information is available by fund and generally remains accessible for a period of not less than six months. The fund also may post on the Web site, on the same or a more frequent basis, various depictions of portfolio characteristics such as the allocation of the portfolio across various security types, market sectors and sub-sectors and maturities, liquidity and risk characteristics of the portfolio. The fund's Statement of Additional Information includes a description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings.




WHO MANAGES AND OVERSEES THE FUND


THE INVESTMENT ADVISOR


DWS Investment Management Americas, Inc. ("DIMA" or the "Advisor"), with headquarters at 345 Park Avenue, New York, NY 10154, is the investment advisor for the fund. Under the oversight of the Board, the Advisor makes investment decisions, buys and sells securities for the fund and conducts research that leads to these purchase and sale decisions. Deutsche Bank AG reorganized its asset management division, Deutsche Asset Management, into a separate financial services firm, DWS Group GmbH & Co. KGaA ("DWS Group"). DWS Group is now a separate, publicly-listed financial services firm that is an indirect, majority-owned subsidiary of Deutsche Bank AG. The Advisor is an indirect, wholly-owned subsidiary of DWS Group. The Advisor and its predecessors have more




                                       8
PROSPECTUS August 1, 2018                                         Fund Details
than 90 years of experience managing mutual funds and provide a full range of global investment advisory services to institutional and retail clients.

DWS represents the asset management activities conducted by DWS Group or any of its subsidiaries, including DIMA, other affiliated investment advisors and DWS Distributors, Inc. ("DDI" or the "Distributor"). DWS is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.



MANAGEMENT FEE. The Advisor receives a management fee from the fund. Below is the actual rate paid by the fund for the most recent fiscal year, as a percentage of the fund's average daily net assets.




FUND NAME                         FEE PAID
-------------------------  ---------------
DWS Tax-Exempt Portfolio         0.00%(*)
--------------------------       ----


* Reflecting the effect of expense limitations and/or fee waivers then in effect.

The management fee for the fund is computed based on the combined average daily net assets of DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio, each a series of Cash Account Trust, and is allocated to the fund based upon the fund's relative net assets.

The Advisor has contractually agreed through September 30, 2018 to waive its fees and/or reimburse certain operating expenses of Tax-Free Investment Class of the DWS Tax-Exempt Portfolio to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 0.72%. The agreement may only be terminated with the consent of the fund's Board.



From time to time, the Advisor may voluntarily waive a portion of its fees and/or reimburse certain operating expenses of the fund. These voluntary waivers and/or reimbursements may be terminated at any time at the option of the Advisor.


A discussion regarding the basis for the Board's approval of the fund's investment management agreement is contained in the most recent shareholder report for the annual period ended April 30 or semi-annual period ended October 31 (see "Shareholder reports" on the back cover).


Under a separate administrative services agreement between the fund and the Advisor, the fund pays the Advisor a fee of 0.10% of the fund's average daily net assets for providing most of the fund's administrative services. The administrative services fee discussed above is included in the fees and expenses table under "Other expenses."


MULTI-MANAGER STRUCTURE. The Advisor, subject to the approval of the Board, has ultimate responsibility to oversee any subadvisor to the fund and to recommend the hiring, termination and replacement of subadvisors. The fund and the Advisor have received an order from the SEC that permits the Advisor to appoint or replace certain subadvisors, to manage all or a portion of the fund's assets and enter into, amend or terminate a subadvisory agreement with certain subadvisors, in each case subject to the approval of the fund's Board but without obtaining shareholder approval ("multi-manager structure"). The multi-

manager structure applies to subadvisors that are not affiliated with the fund or the Advisor ("nonaffiliated subadvisors"), as well as subadvisors that are indirect or direct, wholly-owned subsidiaries of the Advisor or that are indirect or direct, wholly-owned subsidiaries of the same company that, indirectly or directly, wholly owns the Advisor ("wholly-owned subadvisors"). Pursuant to the SEC order, the Advisor, with the approval of the fund's Board, has the discretion to terminate any subadvisor and allocate and reallocate the fund's assets among any other nonaffiliated subadvisors or wholly-owned subadvisors (including terminating a nonaffiliated subadvisor and replacing it with a wholly-owned subadvisor). The fund and the Advisor are subject to the conditions imposed by the SEC order, including the condition that within 90 days of hiring a new subadvisor pursuant to the multi-manager structure, the fund will provide shareholders with an information statement containing information about the new subadvisor. The shareholders of the fund have approved the multi-manager structure described herein.




MANAGEMENT


A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.


                                       9
PROSPECTUS August 1, 2018                                         Fund Details

[GRAPHIC APPEARS HERE]





Investing in the Fund



The following pages tell you how to invest in the fund and what to expect as a shareholder. The following pages also tell you about many of the services, choices and benefits of being a shareholder. For an analysis of the fees associated with an investment in the fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx (this Web site does not form a part of this prospectus).


     BUYING AND SELLING SHARES

TO CONTACT DWS


BY PHONE


(800) 730-1313


BY MAIL



TYPE               ADDRESS
-----------------  ---------------------------------
EXPEDITED MAIL
  All Requests     DWS
-----------------  210 West 10th Street
                   Kansas City, MO 64105-1614
                   ---------------------------------
REGULAR MAIL
  New Accounts     DWS
                   Attn: Institutional Trading Desk
                   P.O. Box 219151
                   Kansas City, MO 64121-9151
  Additional       DWS
  Investments      Attn: Institutional Trading Desk
                   P.O. Box 219151
                   Kansas City, MO 64121-9151
  Exchanges and    DWS
  Redemptions      Attn: Institutional Trading Desk
                   P.O. Box 219151
                   Kansas City, MO 64121-9151



HOW TO BUY AND SELL SHARES




MINIMUM INITIAL INVESTMENT ($)


                             AUTOMATIC
                            INVESTMENT
         NON-IRA     IRAS        PLANS
       ---------  -------  -----------
INV     2,000     1,000        250
-----   -----     -----        ---

There is no minimum investment for qualified retirement plans (such as 401(k), pension or profit sharing plans). There is no minimum additional investment. Accounts opened through a financial advisor may have different minimum investment amounts.

Shares of the fund may be offered to directors and trustees of any mutual fund advised or administered by DIMA or its affiliates, employees of Deutsche Bank AG, their spouses and minor children, or institutional clients and qualified purchasers that are clients of a division of Deutsche Bank AG without regard to the minimum investment required. The fund reserves the right to modify the above eligibility requirements and investment minimum at any time.


HOW TO OPEN YOUR ACCOUNT



Mail:         Complete and sign the account application
------------  that accompanies this prospectus. (You may
              obtain additional applications by calling the
              Service Center.) Mail the completed applica-
              tion along with a check payable to the fund
              you have selected to the Service Center. Be
              sure to include the fund number. The appli-
              cable addresses are shown above.
              ----------------------------------------------
Wire:         Call the Service Center to set up a wire
------------  account.
              ----------------------------------------------
Fund Name:    Please use the complete fund name.
------------  ----------------------------------------------

Please note that your account cannot become activated until we receive a completed account application.


BUYING AND SELLING SHARES BY MAIL


BUYING: Send your check, payable to the fund, to the Service Center. Be sure to include the fund number and your account number on your check. If you are investing in more than one fund, make your check payable to "DWS" and include your account number, the names and numbers of the funds you have selected, and the dollar amount or percentage you would like invested in each fund. Mailing addresses are shown above.



SELLING: Send a signed letter to the Service Center with your name, your fund number and account number, the fund's name, and either the number of shares you wish to sell or the dollar amount you wish to receive. In certain circumstances, a Medallion Signature Guarantee may be required to sell shares of the fund by mail. For information



                                       10
PROSPECTUS August 1, 2018                                Investing in the Fund
about a signature guarantee, see "Signature Guarantee." Unless exchanging into another DWS fund, you must submit a written authorization to sell shares in a retirement account.


For more information on how to buy or sell shares by mail, refer to "Policies About Transactions - Transaction Processing."


BUYING AND SELLING SHARES BY WIRE


BUYING: You may buy shares by wire only if your account is authorized to do so. Instruct your bank to send payment by wire using the wire instructions below.




Bank Name:     State Street Bank Boston
-------------  --------------------------------------------
Routing No:    011000028
-------------  ---------
Attn:          DWS
-------------  ---------
DDA No:        9902-8102
-------------  ---------
FBO:           (Account name) (Account number)
-------------  --------------------------------------------
Credit:        (Fund name, Fund number and, if applicable,
-------------  class name)
               --------------------------------------------


Refer to your account statement for the account name and number. Wire transfers normally take two or more hours to complete. Wire transfers may be restricted on bank holidays and at certain other times.


SELLING: You may sell shares by wire only if your account is authorized to do so. You will be paid for redeemed shares by wire transfer of funds to your financial advisor or bank upon receipt of a duly authorized redemption request. For your protection, you may not change the destination bank account over the phone.


For more information on how to buy or sell shares by wire, refer to "Policies About Transactions - Transaction Processing."


THE FUND'S SHARES ARE AVAILABLE FOR PURCHASE ONLY BY NATURAL PERSONS. The fund has implemented policies and procedures that are reasonably designed to limit beneficial ownership of the fund's shares to natural persons. Natural persons may invest in the fund directly or through certain tax-advantaged savings accounts, trusts and other retirement accounts, which may include participant directed defined contribution plans, individual retirement accounts, simplified employee pension arrangements, simple retirement accounts, custodial accounts, deferred compensation plans, medical savings accounts, college savings plans, health savings account plans, or certain other accounts where the ultimate decision maker is an institution (e.g., an investment adviser managing discretionary investment accounts for natural persons or a plan sponsor of a retirement account).


Any new investors wishing to purchase shares of the fund may be required to demonstrate eligibility. If the fund subsequently determines that a beneficial owner of fund shares is not a natural person, then the fund, upon notice, will involuntarily redeem all of the shares of such ineligible investor and send the net proceeds to the investor.


FINANCIAL INTERMEDIARY SUPPORT PAYMENTS



The Advisor, the Distributor and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to the fund, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of fund shares or the retention and/or servicing of fund investors and fund shares ("revenue sharing"). Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of the fund, any recordkeeping/sub-transfer agency/networking fees payable by the fund (generally through the Distributor or an affiliate) and/or the Distributor or Advisor to certain financial advisors for performing such services and any sales charges, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the Financial Industry Regulatory Authority or other concessions described in the fee table or elsewhere in this prospectus or the Statement of Additional Information as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may, using their legitimate profits, compensate financial advisors for providing the fund with "shelf space" or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the fund on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and obtaining other forms of marketing support. In addition, revenue sharing payments may consist of the Distributor's and/or its affiliates' payment or reimbursement of ticket charges that would otherwise be assessed by a financial advisor on an investor's fund transactions.



The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the fund attributable to the financial advisor, the particular fund or fund type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.



The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS fund shares or the retention and/or servicing of investors to financial advisors in amounts that generally range from




                                       11
PROSPECTUS August 1, 2018                                Investing in the Fund

0.01% up to 0.52% of assets of the fund serviced and maintained by the financial advisor, 0.05% to 0.25% of sales of the fund attributable to the financial advisor, a flat fee of up to $143,750, or any combination thereof. These amounts are annual figures typically paid on a quarterly basis and are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation may influence your financial advisor's recommendation of the fund or of any particular share class of the fund. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of the fund. Additional information regarding these revenue sharing payments is included in the fund's Statement of Additional Information, which is available to you on request at no charge (see the back cover of this prospectus for more information on how to request a copy of the Statement of Additional Information).

The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to retirement plans that obtain recordkeeping services from ADP, Inc. or to 403(b) plans that obtain recordkeeping services from Ascensus, Inc. on the DWS-branded retirement plan platform (the "Platform"). The level of revenue sharing payments is based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.


It is likely that broker-dealers that execute portfolio transactions for the fund will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the fund. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.



RULE 12B-1 PLAN

The fund has adopted a plan under Rule 12b-1 that authorizes the payment of an annual distribution/service fee, payable monthly, of 0.25% of the fund's Tax-Free Investment Class average daily net assets. Because 12b-1 fees are paid out of the fund's assets, attributable to a particular share class, on an ongoing basis, they will, over time, increase the cost of an investment in that share class and may cost more than paying other types of sales charges.


POLICIES YOU SHOULD KNOW ABOUT


Along with the information on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on distributions and taxes, applies to all investors, including those investing through a financial advisor.


If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are separate from those described in this prospectus. Please note that a financial advisor or other intermediary may charge fees separate from those charged by the fund and may be compensated by the fund.


Keep in mind that the information in this prospectus applies only to the shares offered herein. Other share classes are described in separate prospectuses and have different fees, requirements and services.



POLICIES ABOUT TRANSACTIONS


In accordance with requirements under anti-money laundering regulations, we may request additional information and/or documents to verify your identity. This information includes, but is not limited to, your name, address, date of birth and other identifying documentation. If after reasonable effort we are unable to obtain this information to verify your identity, in accordance with federal regulations, within the time frames established by the fund, we will provide you with written notification and we may reject your application and order.


The fund will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in "good order." The specific requirements for good order depend on the type of account and transaction and the method of purchase. Contact the Service Center if you have any questions. After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the share price next calculated.


In the exercise of its sole discretion, the fund at any time may, without prior notice, refuse, cancel, limit or rescind any purchase; cancel or rescind any purchase order placed through a financial intermediary no later than the business day after the order is received by the financial intermediary; freeze account activity; and/or involuntarily redeem and close an existing account. Specifically, the fund reserves the right to involuntarily redeem an account
(i) in case of actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or
(ii) if the account owner fails to provide legally required information, including information and/or documentation related to identity verification, to the fund. The fund is not required to provide justification to a potential or existing shareholder for taking



                                       12
PROSPECTUS August 1, 2018                                Investing in the Fund
any such action. Please be advised that if the fund involuntarily redeems and closes your account, under tax laws, you may be required to recognize a gain or a loss or otherwise incur tax consequences.

With certain limited exceptions, only US residents may invest in the fund.


Because orders placed through a financial advisor must be forwarded to the transfer agent, you'll need to allow extra time for your order to be processed. Your financial advisor should be able to tell you approximately when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.


TRANSACTION PROCESSING. Orders for the purchase of shares by wire transfer will normally be effective at the share price next computed after receipt of the wire transfer of the amount to be invested. If a wire transfer purchase order is received in good order before 3:00 p.m. Eastern time, it will normally receive the dividend for that day.


Shareholders known to the fund may notify the Service Center in advance of their wire transfer purchase by calling the Service Center prior to the 3:00 p.m. Eastern time cut-off time and providing the amount of the order. Shareholders will receive a confirmation number for the trade. If the fund receives the wire transfer before the close of the Federal Funds wire system, the trade will be entitled to that day's dividend. If the fund does not receive the wire transfer by the close of the Federal Funds wire system, the trade may not receive the dividend for that day and, depending upon the circumstances, the trade may receive the dividend for the following business day or may be canceled or rejected and, in any case, shareholders may be charged for any losses or fees that result, which may be paid by deductions from their account or otherwise. The fund's Distributor may refuse to allow any shareholder to trade with the fund in this manner and may require that the wire transfer of purchase proceeds be received before the trade is considered in good order.


Investments by check will be effective on the business day following receipt and will earn dividends the following business day.


Please contact your financial advisor for wire instructions and purchase orders.


Orders processed through dealers or other financial services firms via Fund/SERV will be effected at the share price calculated on the trade day (normally the date the order is received). Purchases processed via Fund/SERV will begin earning dividends on the day the fund receives the payment (typically the next business day). For redemptions processed via Fund/SERV, you generally will receive dividends accrued up to, but not including, the business day that payment for your shares is made.


When selling shares, shareholders generally receive dividends up to, but not including, the business day following the day on which the shares were sold. To sell shares, you must state whether you would like to receive the proceeds by wire or check.


In order to receive proceeds by wire, contact the Service Center before 3:00 p.m. Eastern time. After you inform the Service Center of the amount of your redemption, you will receive a trade confirmation number. If the fund receives a sell request before 3:00 p.m. Eastern time and the request calls for proceeds to be sent out by wire, the proceeds will normally be wired on the same day. However, the shares sold will not earn that day's dividend.


As noted below, proceeds of a redemption may be delayed. The ability to receive "same day" wire redemption proceeds can be affected by a variety of circumstances including the time that the request is made, the level of redemption requests and purchase orders and general market conditions. A request for a same day wire redemption that is received earlier in the day will be given priority over a request received later in the day in the event that it is necessary to limit the amount of same day wire redemptions.



SPECIAL LIMITATIONS ON REDEMPTIONS. The fund has adopted policies and procedures such that the fund is able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90 day period in the event that the fund's weekly liquid assets were to fall below designated thresholds, subject to a determination by the fund's Board that such a liquidity fee or redemption gate is in the fund's best interest. If the fund's weekly liquid assets fall below 30% of its total assets, the fund may impose a liquidity fee of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of board members, who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended ("Independent Board Members")), determines that imposing a liquidity fee or temporarily suspending redemptions is in the fund's best interest.



If the fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Board, including a majority of the Independent Board Members, determines that imposing such a fee would not be in the best interests of the fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the fund, which would remain in effect until weekly liquid assets return to 30% or the Board determines that the fee is no longer in the best interests of the fund. The fund's Board may also determine it is not in the fund's best interest to continue operating. In the event the Board determines that it is not in the fund's best interest to continue operating, the fund's assets would be liquidated in an equitable manner. All liquidity fees payable by shareholders of the



                                       13
PROSPECTUS August 1, 2018                                Investing in the Fund
fund would be payable to the fund and thereafter would be an asset of the fund and may be used for various purposes, including to offset any losses realized by the fund when seeking to honor redemption requests during times of market stress.

Weekly liquid assets include (i) cash, (ii) direct obligations of the US government, (iii) government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the US government pursuant to authority granted by Congress that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity date of 60 days or less, (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days, or (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.


A liquidity fee or redemption gate must automatically terminate at the beginning of the next business day once the fund's weekly liquid assets reach at least 30% of its total assets. Additionally, redemption gates may only be put in place for up to 10 business days in any 90 day period. In addition, the Board may, in its discretion, terminate a liquidity fee or redemption gate at any time if it believes such action to be in the best interest of the fund.


After the fund implements a liquidity fee, the liquidity fee would generally apply to all redemptions at the first net asset value calculation on the next business day following notification to financial intermediaries and shareholders. However, the Board, in its discretion, may elect to impose a liquidity fee on an intra-day basis. A liquidity fee will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Board. A liquidity fee would reduce the amount you receive upon redemption of your shares.



In the event that a fund imposes a redemption gate, the fund or any financial intermediary will not accept a redemption request until the fund provides notice that the redemption gate has been removed. A redemption gate would be implemented concurrently with the notification to financial intermediaries and shareholders. Redemption requests that are received when a redemption gate is imposed will be cancelled without further notice. If you wish to redeem once the redemption gate has been lifted, you will need to submit a new redemption request. The fund will communicate the decision to impose a liquidity fee or redemption gate to shareholders via the fund's Web site (dws.com) and through a supplement to the funds' prospectus.



When a liquidity fee or redemption gate is in place, the fund may elect to continue to permit the purchase of fund shares.


SUB-MINIMUM BALANCES. The fund may close your account and send you the proceeds if your balance falls below $500; we will give you 60 days' notice so you can either increase your balance or close your account (this policy doesn't apply to most retirement accounts, investors in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor or if you have an automatic investment plan).


CHECKWRITING enables you to sell shares of the fund by writing a check. Your investment keeps earning dividends until your check clears. Please note that we will not accept checks for less than $100. Please note that you should not write checks for more than $5,000,000. Note as well that we can't honor any check larger than your balance at the time the check is presented to us. It is not a good idea to close out an account using a check because the account balance could change between the time you write the check and the time it is processed. Please keep in mind that if you make a purchase by check and that check has not yet cleared, those funds will not be available for immediate redemption.


THE FUND ACCEPTS AUTOMATED CLEARING HOUSE ("ACH") debit entries for accounts that have elected the checkwriting redemption privilege. Upon receipt of an ACH debit entry referencing your account number you authorize us to redeem shares in your account to pay the entry to the third party originating the debit. Your fund account statement will show all ACH debit entries in your account. IN CASE OF ERRORS OR QUESTIONS ABOUT YOUR TRANSACTIONS OR PRE-AUTHORIZED TRANSFERS please contact your financial advisor as soon as possible if you believe your statement reflects an improper charge or if you need more information about an ACH debit entry transaction. Your financial advisor must contact the Shareholder Service Agent within sixty (60) days of the fund sending you the first fund account statement on which an improper charge appears.


THE FUND DOES NOT ISSUE SHARE CERTIFICATES. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.



THE FUND ACCEPTS PAYMENT FOR SHARES ONLY IN US DOLLARS by a check drawn on a US bank, a bank or Federal Funds wire transfer or an electronic bank transfer. The fund does not accept third party checks. A third party check is a check made payable to one or more parties and offered as payment to one or more other parties (e.g., a check made payable to you that you offer as payment to someone else). Checks should be payable to DWS and drawn by you or a financial institution on your behalf with your name or account number included with the check. If you pay for shares by check and the check fails to clear, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees the fund or its agents have incurred.



SIGNATURE GUARANTEE. When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your



                                       14
PROSPECTUS August 1, 2018                                Investing in the Fund
order in writing and have your signature guaranteed. However, if you want money transferred electronically to a bank account that is already on file with us, you don't need a signature guarantee. Also, generally you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.


A signature guarantee is simply a certification of your signature - a valuable safeguard against fraud. DWS accepts Medallion Signature Guarantees, which can be obtained from an eligible guarantor. Eligible guarantor institutions include commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange or any member or participant of an approved signature guarantor program. A notarized document cannot be accepted in lieu of a signature guarantee.


SELLING SHARES OF TRUST ACCOUNTS AND BUSINESS OR ORGANIZATION ACCOUNTS may require additional documentation. Please call DWS (see phone number on the back cover) or contact your financial advisor for more information.



MONEY FROM SHARES YOU SELL is normally sent out within one business day of when your order is processed (not when it is received). In addition, as described above under "Transaction Processing," requests for redemptions by wire received before the daily cut-off time will normally result in proceeds being sent out by wire on the same day. Redemptions could be delayed for up to seven days. There are circumstances when it could be longer, including, but not limited to, when you are selling shares you bought recently by check or ACH (the funds will be placed under a 10 calendar day hold to ensure good funds) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes (e.g., redemption proceeds by wire) may also be delayed or unavailable when you are selling shares recently purchased or in the event of a non-routine closure of the Federal Reserve wire payment system.


Redemptions will generally be in the form of cash, though the fund reserves the right to redeem in kind (as described under "Other Rights We Reserve"). The fund typically expects to satisfy redemption requests by using available cash or by selling portfolio securities if available cash is not sufficient to meet redemptions. The fund may also utilize inter-fund lending, though such use is expected to be rare. The fund may use any of these methods of satisfying redemption requests under normal or stressed market conditions.


The fund reserves the right to suspend or postpone redemptions as permitted pursuant to Section 22(e) of the 1940 Act. Generally, those circumstances are when 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) the SEC determines that trading on the New York Stock Exchange is restricted; 3) the SEC determines that an emergency exists which makes the disposal of securities owned by the fund or the fair determination of the value of the fund's net assets not reasonably practicable; or 4) the SEC, by order or rule, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a non-routine closure of the Federal Reserve wire payment system. Additionally, the fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares (a redemption "gate") if the fund's liquidity falls below required minimums. See "Special Limitations on Redemptions," above. For additional rights reserved by the fund, please see "Other Rights We Reserve."


IF YOUR SHARES ARE REGISTERED DIRECTLY with the fund's transfer agent, you can sell them by sending a written request (with a signature guarantee) to:



DWS Service Company


Attn: Institutional Trading Desk
P.O. Box 219151
Kansas City, MO 64121-1614

SHORT-TERM TRADING. Since money market funds hold short-term instruments and are intended to provide liquidity to shareholders, the Advisor does not monitor or limit short-term or excessive trading activity in the fund and, accordingly, the Board of the fund has not approved any policies and procedures designed to limit this activity. However, the fund reserves the right to and may reject or cancel a purchase or exchange order into the fund for any reason, including if, in the opinion of the Advisor, there appears to be a pattern of short-term or excessive trading by an investor in another DWS fund.




HOW THE FUND CALCULATES SHARE PRICE


To calculate net asset value, or NAV, the fund uses the following equation:



        TOTAL          TOTAL                 TOTAL NUMBER OF
               -                                               =    NAV
                                       /
  (                               )
       ASSETS       LIABILITIES            SHARES OUTSTANDING

The price at which you buy and sell shares is based on the NAV per share next calculated after the order is received and accepted by the transfer agent.


IN VALUING SECURITIES, we typically use amortized cost to account for any premiums or discounts above or below the face value of any securities the fund buys, and round the per share NAV to the nearest whole cent.


THE FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange (the "Exchange") is open. Normally, the fund calculates its share price once every business day as of the close of regular trading on the Exchange (typically 4:00 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). In the event of scheduled partial day trading or unscheduled suspensions of trading on the Exchange, the calculation of share price shall be as of the close of trading on the Exchange. In such instances, the latest time for receipt of wire purchase transactions entitled to receive same day dividend treatment and for



                                       15
PROSPECTUS August 1, 2018                                Investing in the Fund
receipt of redemption orders for same day wire transfer of proceeds will be the earlier of: (a) 3:00 p.m. Eastern time or (b) the early closing time of the Exchange.


The fund may, but is not required to, accept certain types of purchase and redemption orders (not including exchanges) on days that the Exchange is closed, or beyond an Exchange early closing time (referred to as a "Limited Trading Period") if: (a) the Federal Reserve system is open, (b) the primary trading markets for the fund's portfolio instruments are open and (c) the Advisor believes there will be adequate liquidity in the short-term markets. During any such Limited Trading Period, the fund will only accept purchase orders by wire with advance telephone notification and telephone redemption orders with proceeds to be sent by wire, ACH or check and will not accept orders by any other means. (Automated Telephone Line orders are not permitted.) If redemption proceeds are requested by ACH or check, the transmission of the ACH payment or the mailing of the check, as the case may be, will be delayed by at least one business day in comparison to normal trading periods. Orders submitted by other means will be processed on the next day that the Exchange is open. The calculation of share price will be as set forth in the prospectus for normal trading days. Orders must be submitted by the cut-off times for receipt of wire purchases entitled to that day's dividend and for receipt of telephone redemption orders for same day wire transfer, which will be the earlier of: (a) the times set forth in the prospectus for normal trading days or (b) such earlier times that the fund determines based on the criteria described above. If redemption proceeds are requested by ACH or check, orders must be received prior to the calculation of share price. Please call (877) 237-1131 or visit our Web site at dws.com for additional information about whether the fund will be open for business on a particular day. Information concerning the intention of the fund to be open for a Limited Trading Period will be available at least one business day prior to the applicable day that the Exchange is closed or is closing early in the case of scheduled closings and as soon as practical in the case of unscheduled closings.




OTHER RIGHTS WE RESERVE


You should be aware that we may do any of the following:

o  withdraw or suspend the offering of shares at any time

o withhold a portion of your distributions and redemption proceeds if we have been notified by the Internal Revenue Service that you are subject to backup withholding, if you fail to provide us with the correct taxpayer ID number and certain certifications, including certification that you are not subject to backup withholding, or if you are otherwise subject to withholding

o reject a new account application if you don't provide any required or requested identifying information, or for any other reason


o refuse, cancel, limit or rescind any purchase order, without prior notice; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the fund's best interests or when the fund is requested or compelled to do so by governmental authority or by applicable law

o close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account; you may recognize a gain or loss on the redemption of your fund shares and you may incur a tax liability

o pay you for shares you sell by "redeeming in kind," that is, by giving you securities (which typically will involve brokerage costs for you to liquidate) rather than cash, but which will be taxable to the same extent as a redemption for cash; the fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may adjust the fund's investment minimums at any time). All orders to purchase shares of the fund are subject to acceptance and are not binding until confirmed or accepted in writing



UNDERSTANDING DISTRIBUTIONS AND TAXES


The fund intends to distribute to its shareholders virtually all of its net earnings. The fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (The fund's earnings are separate from any gains or losses stemming from your own purchase and sale of shares.) The fund may not always pay a dividend or distribution for a given period.


THE FUND'S INCOME DIVIDENDS ARE DECLARED DAILY AND PAID MONTHLY TO SHAREHOLDERS. The fund may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declarations. The fund may make additional distributions for tax purposes, if necessary.


Dividends declared and payable to shareholders of record in the last quarter of a given calendar year are treated for federal income tax purposes as if they were received by shareholders and paid by the fund on December 31 of that year, if such dividends are actually paid in January of the following year.



                                       16
PROSPECTUS August 1, 2018                                Investing in the Fund

YOU CAN CHOOSE HOW TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS. You may have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, by wire, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. You will receive any unpaid dividends upon redeeming your entire account, unless you elect to receive unpaid dividends on the next monthly dividend payment date.


Dividends and distributions are treated the same for federal income tax purposes whether you receive them in cash or reinvest them in additional shares.


Because the fund seeks to maintain a stable share price, you are unlikely to have capital gains or losses when you sell fund shares.


However, there can be no assurance that the fund will be able to maintain a stable share price. If the fund is not able to maintain a stable share price or your basis in your fund shares differs from the amount received for the shares when the shares are sold, the sale may result in a taxable gain or loss for federal income tax purposes. Unless you elect the simplified NAV method of accounting (discussed below), you will generally recognize gain or loss equal to the difference between the amount realized on the sale and your basis in your shares that were sold. In general, any gain or loss realized upon a taxable disposition of shares will be treated for federal income tax purposes as long-term capital gain or loss if the shares have been held for more than twelve months. Otherwise, the gain or loss on the taxable disposition of shares of the fund will generally be treated for federal income tax purposes as short-term capital gain or loss. Capital losses may be subject to limitations on their use by a shareholder. For federal income tax purposes, an exchange is treated the same as a sale.


If you elect to adopt the simplified NAV method of accounting, rather than computing gain or loss on every taxable disposition of fund shares as described above, you would recognize gain or loss based on the aggregate value of your fund shares during the computation period. Your gain or loss would generally equal (i) the aggregate fair market value of your shares in the fund at the end of the computation period, (ii) minus the aggregate fair market value of your shares at the end of the prior computation period, (iii) minus your "net investment" in the fund for the computation period. Your net investment is the aggregate cost of fund shares purchased during the computation period (including reinvested dividends) minus the aggregate amount received in taxable redemptions of fund shares during the same period. The computation period may be your taxable year or a shorter period, as long as all computation periods contain days from only one taxable year and every day during the taxable year falls within one and only one computation period. Any capital gain or loss realized under the NAV method will be a short-term capital gain or loss. Please consult your own tax advisor to determine if the NAV method is appropriate for your individual circumstances.


EFFECT OF LIQUIDITY FEES. A liquidity fee imposed by the fund will reduce the amount you will receive upon the redemption of your shares and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds. Such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If the fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the fund at that time.


For federal income tax purposes, distributions of net investment income (other than "exempt-interest dividends") are taxable as ordinary income. The fund does not expect to make distributions that are eligible for taxation as long-term capital gains or as qualified dividend income.


For most shareholders, dividends from the fund are generally exempt from federal income tax. However, there are a few exceptions:

o A portion of the fund's dividends may be taxable if it came from investments in taxable securities, tax-exempt market discount bonds, or as the result of short or long-term capital gains.

o Because the fund can invest up to 20% of its net assets in securities whose income is subject to the AMT, you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT. In addition, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the fund may have on the federal taxation of your benefits.

YOUR FUND WILL SEND YOU DETAILED FEDERAL INCOME TAX INFORMATION EARLY EACH YEAR. These statements tell you the amount and the federal income tax classification of any dividends or distributions you received.


A 3.8% Medicare contribution tax is imposed on the "net investment income" of individuals, estates and trusts to the extent their income exceeds certain threshold amounts. For this purpose, net investment income generally includes dividends that are taxable for federal income tax purposes and net gains recognized on the sale, redemption or exchange of fund shares.


If the fund's distributions exceed its current and accumulated earnings and profits, the excess will be treated for federal income tax purposes as a return of capital to the extent of your basis in your shares and thereafter as a capital gain. A return of capital distribution reduces the basis of your shares. As a result, even though the fund



                                       17
PROSPECTUS August 1, 2018                                Investing in the Fund
seeks to maintain a stable share price, you may recognize a capital gain when you sell your shares if you have received a return of capital distribution.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investment, including any state and local tax consequences.


The above discussion summarizes certain federal income tax consequences for shareholders who are US persons. If you are a non-US person, please consult your own tax advisor with respect to the US and foreign tax consequences to you of an investment in the fund. For more information, see "Taxes" in the Statement of Additional Information.


                                       18
PROSPECTUS August 1, 2018                                Investing in the Fund

[GRAPHIC APPEARS HERE]





Financial Highlights



The financial highlights are designed to help you understand recent financial performance. The figures in the first part of the tables are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's annual report (see "Shareholder reports" on the back cover).



DWS TAX-EXEMPT PORTFOLIO - TAX-FREE INVESTMENT CLASS





                                                                        YEARS ENDED APRIL 30,
                                                     2018         2017          2016          2015          2014
                                                  ----------  ------------  ------------  ------------  ------------
SELECTED PER SHARE DATA
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  1.00      $  1.00       $ 1.00        $ 1.00        $ 1.00
------------------------------------------------   -------      -------       ------        ------        ------
Income (loss) from investment operations:
  Net investment income                                .004         .001         .000*         .000*         .000*
------------------------------------------------   --------     --------      -------       -------       -------
  Net realized gain (loss)                            .000*      ( .000)*        .000*         .000*         .000*
------------------------------------------------   --------     --------      -------       -------       -------
  TOTAL FROM INVESTMENT OPERATIONS                    .004          .001         .000*         .000*         .000*
------------------------------------------------   --------     --------      -------       -------       -------
Less distributions from:
  Net investment income                             ( .004)      ( .001)       ( .000)*      ( .000)*      ( .000)*
------------------------------------------------   --------     --------      -------       -------       -------
  Net realized gains                                     -       ( .000)*      ( .000)*      ( .000)*      ( .000)*
------------------------------------------------   --------     --------      -------       -------       -------
  TOTAL DISTRIBUTIONS                               ( .004)      ( .001)       ( .000)*      ( .000)*      ( .000)*
------------------------------------------------   --------     --------      -------       -------       -------
NET ASSET VALUE, END OF PERIOD                     $ 1.00       $  1.00       $ 1.00        $ 1.00        $ 1.00
------------------------------------------------   --------     --------      -------       -------       -------
Total Return (%)(a)                                   .45           .13          .02           .03           .02
------------------------------------------------   --------     --------      -------       -------       -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                   6            9           239           263           283
------------------------------------------------   --------     --------      -------       -------       -------
Ratio of expenses before expense reductions (%)       .72           .66          .66           .64           .64
-------------------------------------------------  --------     --------      -------       -------       -------
Ratio of expenses after expense reductions (%)        .63           .49          .14           .10           .13
-------------------------------------------------  --------     --------      -------       -------       -------
Ratio of net investment income (%)                    .39           .02          .01           .01           .01
-------------------------------------------------  --------     --------      -------       -------       -------



a Total return would have been lower had certain expenses not been reduced.

*     Amount is less than $.0005.

                                       19
PROSPECTUS August 1, 2018                                 Financial Highlights

[GRAPHIC APPEARS HERE]





Appendix



HYPOTHETICAL EXPENSE SUMMARY

Using the annual fund operating expense ratios presented in the fee tables in the fund prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the fund held for the next 10 years and the impact of such fees and expenses on fund returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the fund may be higher or lower than 5% and, for money market funds, is typically less than 5%. The tables also assume that all dividends and distributions are reinvested. The annual fund expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the fund that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.


The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the fund's prospectus to consider the investment objective, risks, expenses and charges of the fund prior to investing.



DWS TAX-EXEMPT PORTFOLIO - TAX-FREE INVESTMENT CLASS





            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.72%         4.28%       $ 10,428.00     $  73.54
 ---         -----          ----         -----        -----------     --------
   2         10.25%         0.72%         8.74%       $ 10,874.32     $  76.69
 ---         -----          ----         -----        -----------     --------
   3         15.76%         0.72%        13.40%       $ 11,339.74     $  79.97
 ---         -----          ----         -----        -----------     --------
   4         21.55%         0.72%        18.25%       $ 11,825.08     $  83.39
 ---         -----          ----         -----        -----------     --------
   5         27.63%         0.72%        23.31%       $ 12,331.19     $  86.96
 ---         -----          ----         -----        -----------     --------
   6         34.01%         0.72%        28.59%       $ 12,858.97     $  90.68
 ---         -----          ----         -----        -----------     --------
   7         40.71%         0.72%        34.09%       $ 13,409.33     $  94.57
 ---         -----          ----         -----        -----------     --------
   8         47.75%         0.72%        39.83%       $ 13,983.25     $  98.61
 ---         -----          ----         -----        -----------     --------
   9         55.13%         0.72%        45.82%       $ 14,581.74     $ 102.83
 ---         -----          ----         -----        -----------     --------
 10          62.89%         0.72%        52.06%       $ 15,205.83     $ 107.24
 ---         -----          ----         -----        -----------     --------
TOTAL                                                                 $ 894.48
---                                                                   --------



                                       20
PROSPECTUS August 1, 2018                                             Appendix

TO GET MORE INFORMATION

SHAREHOLDER REPORTS. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected fund performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI). This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).



For a free copy of any of these documents or to request other information about the fund, contact DWS at the phone number or address listed below. SAIs and shareholder reports are also available through the DWS web site at dws.com. These documents and other information about the fund are available from the EDGAR Database on the SEC's Internet site at sec.gov. If you like, you may obtain copies of this information, after paying a duplicating fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below.



You can also review and copy these documents and other information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 551-8090.


In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial advisor or call the number provided.


CONTACT INFORMATION



DWS               PO Box 219151
                  Kansas City, MO
                  64121-9151
                  dws.com
                  (800) 730-1313
SEC               Public Reference Section
                  Washington, D.C. 20549-1520
                  SEC.GOV
DISTRIBUTOR       DWS Distributors, Inc.
                  222 South Riverside Plaza
                  Chicago, IL 60606-5808
                  (800) 621-1148
SEC FILE NUMBER   Cash Account Trust
                  DWS Tax-Exempt Portfolio
                  811-05970



                                                                      [DWS Logo]





(08/01/18) CATTEP-1

                                                                      [DWS Logo]



Statement of Additional Information

August 1, 2018




CASH ACCOUNT TRUST



DWS Government & Agency Securities Portfolio
 (formerly Deutsche Government & Agency Securities Portfolio)
                                                                DWS GOVERNMENT & AGENCY MONEY FUND
CLASS/TICKER                                                     (formerly DEUTSCHE GOVERNMENT & AGENCY MONEY FUND)     DTGXX






DWS Tax-Exempt Portfolio
 (formerly Deutsche Tax-Exempt Portfolio)
                                            DWS TAX-EXEMPT MONEY FUND
CLASS/TICKER                                 (formerly DEUTSCHE TAX-EXEMPT MONEY FUND)     DTBXX





This combined Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the corresponding class prospectus for each fund dated August 1, 2018, as supplemented, a copy of which may be obtained without charge by calling (800) 728-3337; by visiting dws.com (the Web site does not form a part of this SAI); or from the firm from which this SAI was obtained. This SAI is incorporated by reference into the corresponding class prospectus.



Portions of the Annual Report to Shareholders of each fund are incorporated herein by reference, and are hereby deemed to be part of this SAI. Reports to Shareholders may also be obtained without charge by calling the number provided in the preceding paragraph.


This SAI is divided into two Parts - Part I and Part II. Part I contains information that is specific to each fund, while Part II contains information that generally applies to each of the funds in the DWS funds.

STATEMENT OF ADDITIONAL INFORMATION (SAI) - PART I



                                                                                           PAGE
Part I...................................................................................   I-1
  Definitions............................................................................   I-1
  Fund Organization......................................................................   I-1
  Management of Each Fund................................................................   I-1
  Sales Charges, Distribution Plan Payments and Administrative Services Fees.............   I-2
  Portfolio Transactions, Brokerage Commissions and Securities Lending Activities........   I-2
  Investments............................................................................   I-3
  Investment Restrictions................................................................   I-3
  Taxes..................................................................................   I-5
  Independent Registered Public Accounting Firm, Reports to Shareholders and Financial      I-5
    Statements...........................................................................
  Additional Information.................................................................   I-5
  Part I: Appendix I-A - Board Member Share Ownership and Control Persons................   I-6
  Part I: Appendix I-B - Board Committees and Meetings...................................  I-10
  Part I: Appendix I-C - Board Member Compensation.......................................  I-14
  Part I: Appendix I-D - Portfolio Management............................................  I-16
  Part I: Appendix I-E - Service Provider Compensation...................................  I-17
  Part I: Appendix I-F - Sales Charges...................................................  I-19
  Part I: Appendix I-G - Distribution and Service Agreements and Plan Payments...........  I-20
  Part I: Appendix I-H - Portfolio Transactions and Brokerage Commissions................  I-21
  Part I: Appendix I-I - Investments, Practices and Techniques, and Risks................  I-23
  Part I: Appendix I-J - Securities Lending Activities...................................  I-25
  Part I: Appendix I-K - Additional Information..........................................  I-26
Part II..................................................................................  II-1
Detailed Part II table of contents precedes page II-1

PART I

DEFINITIONS

"1934 Act" - the Securities Exchange Act of 1934, as amended


"1940 Act" - the Investment Company Act of 1940, as amended


"Code" - the Internal Revenue Code of 1986, as amended


"SEC" - the Securities and Exchange Commission



"DIMA" or "Advisor" or "Administrator" - DWS Investment Management Americas, Inc., 345 Park Avenue, New York, New York 10154


"DDI" or "Distributor" - DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606


"DSC" or "Transfer Agent" - DWS Service Company, 222 South Riverside Plaza, Chicago, Illinois 60606


"DWS funds" - the US registered investment companies advised by DIMA



"Board Members" - Members of the Board of Trustees of the Trust


"Board" - Board of Trustees of the Trust


"Independent Board Members"- Board Members who are not interested persons (as defined in the 1940 Act) of the fund, the investment advisor or the distributor



"fund" or "series" - DWS Government & Agency Securities Portfolio and/or DWS Tax-Exempt Portfolio as the context may require



"Custodian" - State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111


"Fund Legal Counsel" - Vedder Price P.C., 222 North LaSalle Street, Chicago, Illinois 60601


"Trustee/Director Legal Counsel" - Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199


"Trust" - Cash Account Trust

"NRSRO" - a nationally recognized statistical rating organization



"S&P" - Standard & Poor's Global Ratings Services, an NRSRO



"Moody's" - Moody's Investors Service, Inc., an NRSRO


"Fitch" - Fitch Ratings, an NRSRO



FUND ORGANIZATION


DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio are each a series of Cash Account Trust, a registered open-end management investment company, organized as a business trust under the laws of Massachusetts on March 2, 1990. The Trust is governed by an Amended and Restated Declaration of Trust dated March 17, 1990, as may be further amended from time to time (the "Declaration of Trust"). The Trust may issue an unlimited number of shares of beneficial interest in one or more series or "funds," all having no par value, which may be divided by the Board of Trustees into classes of shares, subject to compliance with the SEC regulations permitting the creation of separate classes of shares. The Trust is currently divided into two series: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. Additional information for the Trust is further described in PART II under "Fund Organization."


On February 15, 2017, Government & Agency Securities Portfolio was renamed Deutsche Government & Agency Securities Portfolio and Tax-Exempt Portfolio was renamed Deutsche Tax-Exempt Portfolio. On July 2, 2018, Deutsche Government & Agency Securities Portfolio was renamed DWS Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio was renamed DWS Tax-Exempt Portfolio.




MANAGEMENT OF EACH FUND


BOARD MEMBERS AND OFFICERS' IDENTIFICATION AND BACKGROUND

The identification and background of the Board Members and officers are set forth in PART II - APPENDIX II-A.

BOARD COMMITTEES AND COMPENSATION

Compensation paid to the Independent Board Members, for certain specified periods is set forth in PART I - APPENDIX I-C. Information regarding the committees of the Board, is set forth in PART I - APPENDIX I-B.


BOARD MEMBER SHARE OWNERSHIP AND CONTROL PERSONS


Information concerning the ownership of fund shares by Board Members and officers, as a group, as well as the dollar range value of each Board Member's share ownership in each fund and, on an aggregate basis, in all DWS funds overseen, by investors who control the fund, if any, and by investors who own 5% or more of any class of fund shares, if any, is set forth in PART I - APPENDIX I-A.



PORTFOLIO MANAGEMENT

Information regarding each fund's portfolio manager(s), including other accounts managed, compensation, ownership of fund shares and possible conflicts of interest, is set forth in PART I - APPENDIX I-D and PART II - APPENDIX II-B. This section does not apply to money market funds.


SERVICE PROVIDER COMPENSATION

Compensation paid by each fund to certain of its service providers for various services, including investment advisory, administrative, transfer agency, and, for certain funds, fund accounting services and subadvisory services, is set forth in PART I - APPENDIX I-E. For information regarding payments made to DDI, see PART I - APPENDIX I-F. The service provider compensation and underwriting and sales commission information is not applicable to new funds that have not completed a fiscal reporting period. Fee rates for services of the above-referenced service providers are included in PART II - APPENDIX II-C.



SALES CHARGES, DISTRIBUTION PLAN PAYMENTS AND ADMINISTRATIVE SERVICES FEES


SALES CHARGES


Initial sales charges and any contingent deferred sales charges (CDSC) paid in connection with the purchase and sale of fund shares for the three most recent fiscal years are set forth in PART I - APPENDIX I-F. This information is not applicable to funds/classes that do not impose sales charges, or to new funds/classes that have not completed a fiscal reporting period.



DISTRIBUTION AND SERVICE AGREEMENTS AND PLAN PAYMENTS

Payments made by each fund for the most recent fiscal year under each fund's Distribution and Service Agreements and Rule 12b-1 Plan, as applicable, are set forth in PART I - APPENDIX I-G. This information is not applicable to funds/classes that do not incur expenses paid in connection with Distribution and Service Agreements and Rule 12b-1 Plans, or to new funds/classes that have not completed a fiscal reporting period.




PORTFOLIO TRANSACTIONS, BROKERAGE COMMISSIONS AND SECURITIES LENDING ACTIVITIES



PORTFOLIO TURNOVER

The portfolio turnover rates for the two most recent fiscal years are set forth in PART I - APPENDIX I-H. This section does not apply to money market funds or to new funds that have not completed a fiscal reporting period.


BROKERAGE COMMISSIONS

Total brokerage commissions paid by each fund for the three most recent fiscal years are set forth in PART I - APPENDIX I-H. This section does not apply to new funds that have not completed a fiscal reporting period.


Each fund's policy with respect to portfolio transactions and brokerage is set forth under "Portfolio Transactions" in PART II of this SAI.



SECURITIES LENDING ACTIVITIES

Information regarding securities lending activities of each fund, if any, during its most recent fiscal year is set forth in PART I - APPENDIX I-J.


Additional information regarding securities lending in general is set forth under "Lending of Portfolio Securities" in PART II of this SAI.

INVESTMENTS

INVESTMENTS, PRACTICES AND TECHNIQUES, AND RISKS

PART I - APPENDIX I-I includes a list of the investments, practices and techniques, and risks which each fund may employ (or be subject to) in pursuing its investment objective. PART II - APPENDIX II-G includes a description of these investments, practices and techniques, and risks.



INVESTMENT RESTRICTIONS

Unless otherwise stated, the policies below apply to each fund.


Except as otherwise indicated, each fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. There can be no assurance that each fund's investment objective will be met.



Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a fund, except as described below with respect to asset coverage for fund borrowings.



Each fund has elected to be classified as a diversified series of an open-end management investment company. A diversified fund may not, with respect to 75% of total assets, invest more than 5% of total assets in the securities of a single issuer (other than cash and cash items, US government securities or securities of other investment companies) or invest in more than 10% of the outstanding voting securities of such issuer. A fund's election to be classified as diversified under the 1940 Act may not be changed without the vote of a majority of the outstanding voting securities (as defined herein) of the fund. Each fund is also subject to additional diversification requirements imposed by Rule 2a-7 under the 1940 Act.


The following fundamental policies may not be changed without the approval of a majority of the outstanding voting securities of a fund which, under the 1940 Act and the rules thereunder and as used in this SAI, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of a fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of a fund.


As a matter of fundamental policy, a fund may not do any of the following:


(1) borrow money, except as permitted under the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.


(2) issue senior securities, except as permitted under the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.


(3) purchase or sell commodities, except as permitted by the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.


(4) engage in the business of underwriting securities issued by others, except to the extent that the fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.


(5) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the fund reserves freedom of action to hold and to sell real estate acquired as a result of the fund's ownership of securities.


(6) make loans except as permitted under the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.



(7) (for DWS Government & Agency Securities Portfolio only) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.




(8) (for DWS Tax-Exempt Portfolio only) concentrate its investments in a particular industry, excluding US Government obligations, as that term is used in the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.




(9) (for DWS Tax-Exempt Portfolio only) consider certain "private activity" bonds (i.e., those subject to AMT) to be Municipal Securities for purposes of the 80% limitation in compliance with the position of the staff of the Securities and Exchange Commission (the "SEC"). This is a fundamental policy so long as the staff of the SEC maintains its position, after which it would become nonfundamental.



With regard to the fundamental concentration restriction policy above for the DWS Tax-Exempt Portfolio, for purposes of determining the concentration of the fund's total assets, industrial development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.



The following is intended to help investors better understand the meaning of a fund's fundamental policies by briefly describing limitations, if any, imposed by the 1940 Act. References to the 1940 Act below may encompass rules, regulations or orders issued by the SEC and, to the extent deemed appropriate by the fund, interpretations and guidance provided by the SEC staff. These descriptions are intended as brief summaries of such limitations as of the date of this SAI; they are not comprehensive and they are qualified in all cases by reference to the 1940 Act (including any rules, regulations or orders issued by the SEC and any relevant interpretations and guidance provided by the SEC staff). These descriptions are subject to change based on evolving guidance by the appropriate regulatory authority and are not part of a fund's fundamental policies.


The 1940 Act generally permits a fund to borrow money in amounts of up to 33 1-3% of its total assets from banks for any purpose. The 1940 Act requires that after any borrowing from a bank, a fund shall maintain an asset coverage of at least 300% for all of the fund's borrowings, and, in the event that such asset coverage shall at any time fall below 300%, a fund must, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of all of a fund's borrowings shall be at least 300%. In addition, a fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). For additional information, see "Borrowing" in PART II - APPENDIX II-G.


Under the 1940 Act, a senior security does not include any promissory note or evidence of indebtedness where such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of a fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The SEC and/or its staff has indicated that certain investment practices may raise senior security issues unless a fund takes appropriate steps to segregate assets against, or cover, its obligations. A fund is permitted to engage in the investment practices described in its prospectus and in its SAI.


For additional information regarding the fund's asset segregation practices, see "Asset Segregation" in PART II - APPENDIX II-G.


At present, the 1940 Act does not set forth a maximum percentage of a fund's assets that may be invested in commodities.


Under the 1940 Act, a fund generally may not lend portfolio securities representing more than one-third of its total asset value (including the value of collateral received for loans of portfolio securities).


The SEC staff currently interprets concentration to mean investing more than 25% of a fund's assets in a particular industry or group of industries (excluding US government securities).


OTHER INVESTMENT POLICIES. The Board has adopted certain additional non-fundamental policies and restrictions which are observed in the conduct of a fund's affairs. They differ from fundamental investment policies in that they may be changed or amended by action of the Board without requiring prior notice to, or approval of, the shareholders.


As a matter of non-fundamental policy:



(1) (for DWS Tax-Exempt Portfolio only) the fund may not acquire securities of other investment companies, except as permitted by the 1940 Act and the rules, regulations and any applicable exemptive order issued thereunder.




(2) (for DWS Tax-Exempt Portfolio only) the fund may invest more than 25% of its assets in municipal securities that are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the fund's Advisor.




(3) (for DWS Tax-Exempt Portfolio only) the fund may invest more than 25% of its total assets in industrial development bonds.

(4) (for DWS Tax-Exempt Portfolio only) the fund will not purchase participation interests unless in the opinion of bond counsel, counsel for the issuers of such participations or counsel selected by the Advisor, the interest from such participations is exempt from regular federal income tax for the fund.



(5) the fund may only use banks which, in the opinion of the Advisor, are of investment quality comparable to other permitted investments of the fund for letter of credit backed investments.



(6) (for DWS Tax-Exempt Portfolio only) the fund may invest without limit in Participation Certificates, but it is currently anticipated that such investments will not exceed 25% of the fund's assets.



(7) the fund will enter into when-issued or delayed delivery transactions for the purpose of acquiring securities and not for the purpose of leverage.



Pursuant to federal regulations effective for DWS Tax-Exempt Portfolio on October 14, 2016, the Advisor considers whether a security presents minimal credit risks based on its evaluation of various factors which includes an analysis of the capacity of the security's issuer or guarantor to meet its financial obligations as well as consideration of other factors, including with respect to the issuer or guarantor: (i) financial condition, (ii) sources of liquidity, (iii) ability to react to future market-wide and issuer specific events, including ability to repay debt in a highly adverse situation; and (iv) position within its industry and industry strength within the economy and relative to economic trends and the issuer's or guarantor's competitive position within its industry.




TAXES

Important information concerning the tax consequences of an investment in each fund is contained in PART II - APPENDIX II-H.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, REPORTS TO SHAREHOLDERS AND FINANCIAL STATEMENTS

The financial highlights of each fund included in its prospectus and financial statements incorporated by reference into this SAI have been so included or incorporated by reference in reliance on the report of Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116. Ernst & Young LLP is an independent registered public accounting firm. The report is given on the authority of said firm as experts in auditing and accounting. The independent registered public accounting firm audits the financial statements of each fund and provides other audit, tax and related services. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.



The financial statements, together with the report of the Independent Registered Public Accounting Firm, financial highlights and notes to financial statements in the Annual Report to the Shareholders of each fund, dated April 30, 2018, are incorporated herein by reference and are hereby deemed to be a part of this combined SAI.




ADDITIONAL INFORMATION

For information on CUSIP numbers and fund fiscal year end information, see PART I - APPENDIX I-K.

PART I: APPENDIX I-A - BOARD MEMBER SHARE OWNERSHIP AND CONTROL PERSONS


BOARD MEMBER SHARE OWNERSHIP IN EACH FUND


The following tables show the dollar range of equity securities beneficially owned by each current Board Member in each fund and in DWS funds as of December 31, 2017.



DOLLAR RANGE OF BENEFICIAL OWNERSHIP/(1)/



BOARD MEMBER                DWS GOVERNMENT & AGENCY SECURITIES PORTFOLIO     DWS TAX-EXEMPT PORTFOLIO
INDEPENDENT BOARD MEMBER:
John W. Ballantine                             None                                   None
Henry P. Becton, Jr.                       $1 - $10,000                               None
Dawn-Marie Driscoll                            None                               $1 - $10,000
Keith R. Fox                                   None                                   None
Paul K. Freeman                                None                                   None
Richard J. Herring                             None                                   None
William McClayton                              None                                   None
Rebecca W. Rimel                               None                                   None
William N. Searcy, Jr.                         None                                   None
Jean Gleason Stromberg                         None                             $10,001 - $50,000



AGGREGATE DOLLAR RANGE OF BENEFICIAL OWNERSHIP/(1)/



                             FUNDS OVERSEEN BY
                            BOARD MEMBER IN THE
                                 DWS FUNDS
INDEPENDENT BOARD MEMBER:
John W. Ballantine            Over $100,000
Henry P. Becton, Jr.          Over $100,000
Dawn-Marie Driscoll           Over $100,000
Keith R. Fox                  Over $100,000
Paul K. Freeman               Over $100,000
Richard J. Herring            Over $100,000
William McClayton             Over $100,000
Rebecca W. Rimel              Over $100,000
William N. Searcy, Jr.        Over $100,000
Jean Gleason Stromberg        Over $100,000



(1)   The  dollar  ranges  are: None, $1 - $10,000, $10,001 - $50,000, $50,001 -
      $100,000, or over $100,000.


OWNERSHIP IN SECURITIES OF THE ADVISOR AND RELATED COMPANIES


As reported to each fund, the information in the table below reflects ownership by the current Independent Board Members and their immediate family members of certain securities as of December 31, 2017. An immediate family member can be a spouse, children residing in the same household, including step and adoptive children, and any dependents. The securities represent ownership in the Advisor or Distributor and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the Advisor or Distributor (including Deutsche Bank AG and DWS Group).




                               OWNER AND                                     VALUE OF           PERCENT OF
INDEPENDENT                 RELATIONSHIP TO                 TITLE OF     SECURITIES ON AN       CLASS ON AN
BOARD MEMBER                  BOARD MEMBER      COMPANY       CLASS       AGGREGATE BASIS     AGGREGATE BASIS
John W. Ballantine                               None
Henry P. Becton, Jr.                             None
Dawn-Marie Driscoll                              None
Keith R. Fox                                     None
Paul K. Freeman                                  None
Richard J. Herring                               None
William McClayton                                None
Rebecca W. Rimel                                 None
William N. Searcy, Jr.                           None
Jean Gleason Stromberg                           None




As of July 3, 2018, all Board Members and officers owned, as a group, less than 1% of the outstanding shares of a fund.



25% OR GREATER OWNERSHIP


Shareholders who beneficially own 25% or more of a fund's shares may have a significant impact on any shareholder vote of the fund. The following table identifies those investors who owned 25% or more of a fund's shares as of July 3, 2018:


DWS GOVERNMENT & AGENCY SECURITIES PORTFOLIO




NAME AND ADDRESS OF INVESTOR             SHARES            PERCENTAGE
KNOTFLOAT & CO                       1,818,828,448.560        42.23%
C/O STATE STREET BANK
PO BOX 5496
BOSTON MA 02206-5496



5% OR GREATER OWNERSHIP OF SHARE CLASSES



The following table identifies those investors who owned 5% or more of a fund share class as of July 3, 2018. All holdings are of record, unless otherwise indicated.


DWS GOVERNMENT & AGENCY SECURITIES PORTFOLIO




NAME AND ADDRESS OF INVESTOR               SHARES                 CLASS           PERCENTAGE
                                                             DWS Government
RELIANCE TRUST CO TTEE                  19,280,743.710                               15.40%
                                                          & Agency Money Fund
FBO ADP ACCESS LARGE MARKET 401K
1100 ABERNATHY RD
ATLANTA GA 30328-5620

NAME AND ADDRESS OF INVESTOR                  SHARES                  CLASS           PERCENTAGE
                                                                 DWS Government
STATE STREET BANK & TR TTEE                  8,614,685.720                               6.88%
                                                              & Agency Money Fund
AND/OR CUST
FBO ADP ACCESS PRODUCT
1 LINCOLN ST
BOSTON MA 02111-2901
                                                                 DWS Government
RAYMOND JAMES                                6,516,619.090                               5.20%
                                                              & Agency Money Fund
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCT FIRM XXXXXXXX
ATTN COURTNEY WALLER
880 CARILLON PARKWAY
ST PETERSBURG FL 33716-1100
                                                                 DWS Government
KNOTFLOAT & CO                           1,759,064,997.400                              44.81%
                                                               Cash Institutional
C/O STATE STREET BANK
                                                                     Shares
PO BOX 5496
BOSTON MA 02206-5496
                                                                 DWS Government
HARE & CO #2                               506,130,734.350                              12.89%
                                                               Cash Institutional
111 SANDERS CREEK PKWY
                                                                     Shares
EAST SYRACUSE NY 13057-1382
                                                                 DWS Government
DEUTSCHE BANK AG AS AGENT FOR              337,011,250.450                               8.59%
                                                               Cash Institutional
DWS FUNDS
                                                                     Shares
ATTN: RICHARD CAPUTO XXXXXXX-
XXXX
60 WALL ST
NEW YORK NY 10005-2836
                                                                 DWS Government
BAND & CO                                  289,136,649.990                               7.37%
                                                               Cash Institutional
C/O US BANK
                                                                     Shares
PO BOX 1787
MILWAUKEE WI 53201-1787
                                                                Government Cash
FIDUCIARY TRUST CO INT'L AS AGENT           92,894,000.000                              43.20%
                                                                 Managed Shares
ATTN CASH SETTLEMENT
280 PARK AVE - 6TH FL
NEW YORK NY 10017-1274
                                                                Government Cash
FIDUCIARY TRUST CO INT'L AS AGENT           14,528,500.020                               6.76%
                                                                 Managed Shares
NON COMPENSATION ACCOUNT
ATTN CASH SETTLEMENT
280 PARK AVE 6TH FL
NEW YORK NY 10017-1274
                                                                 Service Shares
HILLTOP SECURITIES INC                      29,890,313.400                              72.18%
ATTN: MONEY MARKETS
1201 ELM ST STE 3500
DALLAS TX 75270-2108
                                                                 Service Shares
PERSHING LLC FOR THE EXCLUSIVE              11,306,928.210                              27.30%
BENEFIT OF CUSTOMERS
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001

DWS TAX-EXEMPT PORTFOLIO




NAME AND ADDRESS OF INVESTOR                 SHARES                 CLASS           PERCENTAGE
                                                               DWS Tax-Exempt
LPL FINANCIAL                             17,674,582.030                               50.19%
                                                             Cash Premier Shares
9785 TOWNE CENTRE DR
SAN DIEGO CA 92121-1968
                                                               DWS Tax-Exempt
PERSHING LLC FOR THE EXCLUSIVE             6,280,244.090                               17.83%
                                                             Cash Premier Shares
BENEFIT OF CUSTOMERS
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001
                                                               DWS Tax-Exempt
KNOTFLOAT & CO                             4,130,694.280                               11.73%
                                                             Cash Premier Shares
C/O STATE STREET BANK
PO BOX 5496
BOSTON MA 02206-
                                                               DWS Tax-Exempt
SAMUEL E KRUG &                           11,504,454.920                                8.79%
                                                                 Money Fund
MARION E KRUG TENCOM
6013 SUNNYSLOPE DR
NAPLES FL 34119-8625
                                                               Service Shares
HILLTOP SECURITIES INC                    26,944,854.990                               62.18%
ATTN: MONEY MARKETS
1201 ELM ST STE 3500
DALLAS TX 75270-2108
                                                               Service Shares
PERSHING LLC FOR THE EXCLUSIVE            16,390,653.050                               37.82%
BENEFIT OF CUSTOMERS
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001
                                                               Tax-Exempt Cash
FIDUCIARY TRUST CO INT'L AS AGENT         31,477,500.000                               64.62%
                                                               Managed Shares
ATTN CASH SETTLEMENT
280 PARK AVE - 6TH FL
NEW YORK NY 10017-1274
                                                               Tax-Exempt Cash
FIDUCIARY TRUST CO INT'L AS AGENT         17,061,500.000                               35.03%
                                                               Managed Shares
NON COMPENSATION ACCOUNT
ATTN CASH SETTLEMENT
280 PARK AVE - 6TH FL
NEW YORK NY 10017-1274
                                                             Tax-Free Investment
PERSHING LLC FOR THE EXCLUSIVE             4,603,401.360                               80.48%
                                                                    Class
BENEFIT OF CUSTOMERS
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001
                                                             Tax-Free Investment
HILLTOP SECURITIES INC                       442,806.170                                7.74%
                                                                    Class
ATTN: MONEY MARKETS
1201 ELM ST STE 3500
DALLAS TX 75270-2108

PART I: APPENDIX I-B - BOARD COMMITTEES AND MEETINGS


INFORMATION CONCERNING COMMITTEES AND MEETINGS OF THE BOARD


The Board oversees the operations of the DWS funds and meets periodically to oversee fund activities, and to review fund performance and contractual arrangements with fund service providers. The Board met 5 times during the most recently completed calendar year.



BOARD LEADERSHIP STRUCTURE


A fund's Board is responsible for the general oversight of a fund's affairs and for assuring that the fund is managed in the best interests of its shareholders. The Board regularly reviews a fund's investment performance as well as the quality of other services provided to a fund and its shareholders by DIMA and its affiliates, including administration and shareholder servicing. At least annually, the Board reviews and evaluates the fees and operating expenses paid by a fund for these services and negotiates changes that it deems appropriate. In carrying out these responsibilities, the Board is assisted by a fund's auditors, independent counsel and other experts, as appropriate, selected by and responsible to the Board.


Independent Board Members are not considered "interested persons" (as defined in the 1940 Act) of the fund or its investment adviser. These Independent Board Members must vote separately to approve all financial arrangements and other agreements with a fund's investment adviser and other affiliated parties. The role of the Independent Board Members has been characterized as that of a "watchdog" charged with oversight to protect shareholders' interests against overreaching and abuse by those who are in a position to control or influence a fund. A fund's Independent Board Members meet regularly as a group in executive session without representatives of the Advisor present. An Independent Board Member currently serves as chairman of the Board.


Taking into account the number, diversity and complexity of the funds overseen by the Board Members and the aggregate amount of assets under management in the DWS funds, the Board has determined that the efficient conduct of its affairs makes it desirable to delegate responsibility for certain specific matters to committees of the Board. These committees, which are described in more detail below, review and evaluate matters specified in their charters and/or enabling resolutions, and take actions on those matters and/or make recommendations to the Board, as appropriate. Each committee may utilize the resources of counsel and auditors as well as other experts. The committees meet as often as necessary, either in conjunction with regular meetings of the Board or otherwise. The membership and chair of each committee are appointed by the Board upon recommendation of the Nominating and Governance Committee. The membership and chair of each committee consist exclusively of Independent Board Members.


The Board has determined that this committee structure also allows the Board to focus more effectively on the oversight of risk as part of its broader oversight of a fund's affairs. While risk management is the primary responsibility of the Advisor, the Board regularly receives reports regarding investment risks and compliance risks. The Board's committee structure allows separate committees to focus on different aspects of these risks and their potential impact on some or all of the DWS funds and to discuss with the Advisor how it monitors and controls such risks.

BOARD COMMITTEES. The Board has established the following standing committees:
Audit Committee and Valuation Sub-Committee, Nominating and Governance Committee, Contract Committee, Investment Oversight Committee, Operations Committee and Dividend Committee.



                        NUMBER OF
                     MEETINGS IN LAST
NAME OF COMMITTEE     CALENDAR YEAR   FUNCTIONS                                             CURRENT MEMBERS
AUDIT COMMITTEE             6         Assists the Board in fulfilling its responsibility    Paul K. Freeman (Chair),
                                      for oversight of (1) the integrity of the financial   William McClayton (Vice
                                      statements, (2) a fund's accounting and               Chair), John W. Ballantine,
                                      financial reporting policies and procedures, (3)      Henry P. Becton, Jr. and
                                      a fund's compliance with legal and regulatory         Richard J. Herring
                                      requirements related to accounting and
                                      financial reporting, (4) valuation of fund assets
                                      and securities and (5) the qualifications,
                                      independence and performance of the
                                      independent registered public accounting firm
                                      for a fund. Oversees the valuation of a fund's
                                      securities and other assets and determines, as
                                      needed, the fair value of fund securities or
                                      other assets under certain circumstances as
                                      described in the Valuation Procedures. The
                                      Audit Committee has appointed a Valuation
                                      Sub-Committee, which may make
                                      determinations of fair value required when the
                                      Audit Committee is not in session. The current
                                      members of the Valuation Sub-Committee are
                                      Paul K. Freeman, Richard J. Herring, John W.
                                      Ballantine (Alternate), Henry P. Becton, Jr.
                                      (Alternate) and William McClayton (Alternate).
                                      The Audit Committee also approves and
                                      recommends to the Board the appointment,
                                      retention or termination of the independent
                                      registered public accounting firm for a fund,
                                      reviews the scope of audit and internal
                                      controls, considers and reports to the Board on
                                      matters relating to a fund's accounting and
                                      financial reporting practices, and performs such
                                      other tasks as the full Board deems necessary
                                      or appropriate.

                        NUMBER OF
                     MEETINGS IN LAST
NAME OF COMMITTEE     CALENDAR YEAR   FUNCTIONS                                            CURRENT MEMBERS
NOMINATING AND              5         Recommends individuals for membership on             Rebecca W. Rimel (Chair),
GOVERNANCE                            the Board, nominates officers, Board and             Henry P. Becton, Jr. (Vice
COMMITTEE                             committee chairs, vice chairs and committee          Chair) and William
                                      members, and oversees the operations of the          McClayton
                                      Board. The Nominating and Governance
                                      Committee has not established specific,
                                      minimum qualifications that must be met by an
                                      individual to be considered by the Nominating
                                      and Governance Committee for nomination as
                                      a Board Member. The Nominating and
                                      Governance Committee may take into account
                                      a wide variety of factors in considering Board
                                      Member candidates, including, but not limited
                                      to: (i) availability and commitment of a
                                      candidate to attend meetings and perform his
                                      or her responsibilities to the Board, (ii) relevant
                                      industry and related experience, (iii)
                                      educational background, (iv) financial expertise,
                                      (v) an assessment of the candidate's ability,
                                      judgment and expertise, and (vi) the current
                                      composition of the Board. The Committee
                                      generally believes that the Board benefits from
                                      diversity of background, experience and views
                                      among its members, and considers this as a
                                      factor in evaluating the composition of the
                                      Board, but has not adopted any specific policy
                                      in this regard. The Nominating and Governance
                                      Committee reviews recommendations by
                                      shareholders for candidates for Board positions
                                      on the same basis as candidates
                                      recommended by other sources. Shareholders
                                      may recommend candidates for Board
                                      positions by forwarding their correspondence
                                      by US mail or courier service to Keith R. Fox,
                                      DWS Funds Board Chair, c/o Thomas R. Hiller,
                                      Ropes & Gray LLP, Prudential Tower, 800
                                      Boylston Street, Boston, MA 02199-3600.
CONTRACT                    6         Reviews at least annually, (a) a fund's financial    John W. Ballantine (Chair),
COMMITTEE                             arrangements with DIMA and its affiliates, and       Dawn-Marie Driscoll (Vice
                                      (b) a fund's expense ratios.                         Chair), Paul K. Freeman,
                                                                                           Richard J. Herring, William
                                                                                           N. Searcy, Jr. and Jean
                                                                                           Gleason Stromberg
INVESTMENT                  5         Reviews the investment operations of a fund.         William McClayton (Chair),
OVERSIGHT                                                                                  Richard J. Herring (Vice
COMMITTEE                                                                                  Chair), John W. Ballantine,
                                                                                           Henry P. Becton, Jr., Dawn-
                                                                                           Marie Driscoll, Paul K.
                                                                                           Freeman, Rebecca W.
                                                                                           Rimel, William N. Searcy, Jr.
                                                                                           and Jean Gleason
                                                                                           Stromberg

                        NUMBER OF
                     MEETINGS IN LAST
NAME OF COMMITTEE     CALENDAR YEAR   FUNCTIONS                                          CURRENT MEMBERS
OPERATIONS                  5         Reviews the administrative operations and          William N. Searcy, Jr.
COMMITTEE                             general compliance matters of the funds.           (Chair), Jean Gleason
                                      Reviews administrative matters related to the      Stromberg (Vice Chair),
                                      operations of the funds, policies and              Dawn-Marie Driscoll and
                                      procedures relating to portfolio transactions,     Rebecca W. Rimel
                                      custody arrangements, fidelity bond and
                                      insurance arrangements and such other tasks
                                      as the full Board deems necessary or
                                      appropriate.
DIVIDEND                    1         Authorizes dividends and other distributions for   Keith R. Fox, Dawn-Marie
COMMITTEE                             those funds that are organized as Maryland         Driscoll, John W. Ballantine
                                      corporations or as series of a Maryland            (Alternate), Henry P. Becton,
                                      corporation. The Committee meets on an as-         Jr. (Alternate), Paul K.
                                      needed basis. The Committee applies only to        Freeman (Alternate), Richard
                                      the following corporations: Deutsche DWS           J. Herring (Alternate),
                                      Global/International Fund, Inc. and Deutsche       William McClayton
                                      DWS International Fund, Inc.                       (Alternate), Rebecca W.
                                                                                         Rimel (Alternate), William N.
                                                                                         Searcy, Jr. (Alternate) and
                                                                                         Jean Gleason Stromberg
                                                                                         (Alternate)




AD HOC COMMITTEES. In addition to the standing committees described above, from time to time the Board may also form ad hoc committees to consider specific issues.

PART I: APPENDIX I-C - BOARD MEMBER COMPENSATION


Each Independent Board Member receives compensation from each fund for his or her services, which includes retainer fees and specified amounts for various committee services and for the Board Chairperson and Vice Chairperson. No additional compensation is paid to any Independent Board Member for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special fund industry director task forces or subcommittees. Independent Board Members do not receive any employee benefits such as pension or retirement benefits or health insurance from a fund or any fund in the DWS fund complex.


Board Members who are officers, directors, employees or stockholders of DWS or its affiliates receive no direct compensation from the fund, although they are compensated as employees of DWS, or its affiliates, and as a result may be deemed to participate in fees paid by a fund. The following tables show, for each current Independent Board Member, compensation from each fund during its most recently completed fiscal year, and aggregate compensation from all of the funds in the DWS fund complex during calendar year 2017.



AGGREGATE COMPENSATION FROM EACH FUND



BOARD MEMBER                DWS GOVERNMENT & AGENCY SECURITIES PORTFOLIO     DWS TAX-EXEMPT PORTFOLIO
INDEPENDENT BOARD MEMBER:
John W. Ballantine         $19,929                                          $1,787
Henry P. Becton, Jr.       $18,230                                          $1,649
Dawn-Marie Driscoll        $18,230                                          $1,649
Keith R. Fox               $25,023                                          $2,203
Paul K. Freeman            $19,929                                          $1,787
Richard J. Herring         $18,230                                          $1,649
William McClayton          $19,929                                          $1,787
Rebecca W. Rimel           $19,929                                          $1,787
William N. Searcy, Jr.     $19,929                                          $1,787
Jean Gleason Stromberg     $18,230                                          $1,649




TOTAL COMPENSATION FROM DWS FUND COMPLEX




                                  TOTAL COMPENSATION
                                  FROM EACH FUND AND
BOARD MEMBER                     DWS FUND COMPLEX/(1)/
INDEPENDENT BOARD MEMBER:
John W. Ballantine/(3)/         $300,000
Henry P. Becton, Jr.            $275,000
Dawn-Marie Driscoll//           $275,000
Keith R. Fox/(2)/               $375,000
Paul K. Freeman/(3)/            $300,000
Richard J. Herring              $275,000
William McClayton/(3)/          $300,000
Rebecca W. Rimel/(3)/           $300,000
William N. Searcy, Jr./(3)/     $300,000
Jean Gleason Stromberg          $275,000




(1) For each Independent Board Member, total compensation from the DWS fund complex represents compensation from 89 funds as of December 31, 2017.

(2) Includes $100,000 in annual retainer fees received by Mr. Fox as Chairperson of DWS funds.

(3) Includes $25,000 in annual retainer fees for serving as Chairperson of a Board committee.

PART I: APPENDIX I-D - PORTFOLIO MANAGEMENT

This section is not applicable to money market funds.

PART I: APPENDIX I-E - SERVICE PROVIDER COMPENSATION



DWS GOVERNMENT & AGENCY SECURITIES PORTFOLIO




                       GROSS AMOUNT     AMOUNT WAIVED     GROSS AMOUNT PAID TO     AMOUNT WAIVED BY
                       PAID TO DIMA      BY DIMA FOR        DIMA FOR GENERAL       DIMA FOR GENERAL
                       FOR ADVISORY        ADVISORY          ADMINISTRATIVE         ADMINISTRATIVE
FISCAL YEAR ENDED        SERVICES          SERVICES             SERVICES               SERVICES
2018                    $3,247,493        $2,406,714           $4,732,259              $      0
2017                    $2,922,089        $2,922,089           $4,194,659              $339,812
2016                    $2,583,611        $2,583,611           $3,687,861              $506,574




DWS GOVERNMENT & AGENCY SECURITIES PORTFOLIO - DWS GOVERNMENT & AGENCY MONEY
FUND




                       GROSS AMOUNT PAID TO     AMOUNT WAIVED BY
                         DSC FOR TRANSFER       DSC FOR TRANSFER
FISCAL YEAR ENDED         AGENCY SERVICES       AGENCY SERVICES
2018                         $ 76,052               $76,052
2017                         $119,749               $48,956
2016                         $ 58,141               $14,969




DWS TAX-EXEMPT PORTFOLIO




                       GROSS AMOUNT     AMOUNT WAIVED     GROSS AMOUNT PAID TO     AMOUNT WAIVED BY
                       PAID TO DIMA      BY DIMA FOR        DIMA FOR GENERAL       DIMA FOR GENERAL
                       FOR ADVISORY        ADVISORY          ADMINISTRATIVE         ADMINISTRATIVE
FISCAL YEAR ENDED        SERVICES          SERVICES             SERVICES               SERVICES
2018                     $247,413          $247,413            $  359,867              $111,972
2017                     $426,241          $311,258            $  616,216              $      0
2016                     $732,593          $732,593            $1,044,950              $368,864




DWS TAX-EXEMPT PORTFOLIO - DWS TAX-EXEMPT MONEY FUND




                       GROSS AMOUNT PAID TO     AMOUNT WAIVED BY
                         DSC FOR TRANSFER       DSC FOR TRANSFER
FISCAL YEAR ENDED         AGENCY SERVICES       AGENCY SERVICES
2018                          $40,979               $ 9,954
2017                          $47,479               $     0
2016                          $52,820               $46,176



THE FOLLOWING WAIVERS ARE CURRENTLY IN EFFECT:



DWS GOVERNMENT & AGENCY SECURITIES PORTFOLIO


The Advisor has contractually agreed through September 30, 2018 to waive its fees and/or reimburse certain operating expenses of the DWS Government & Agency Money Fund of the DWS Government & Agency Securities Portfolio to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 0.45%. The agreement may only be terminated with the consent of the fund's Board.

The Advisor has contractually agreed to reduce its management fee such that after allocation of the fee to each series of the Trust, the amount payable by the fund will be limited to 0.05% of the DWS Government & Agency Securities Portfolio's average daily net assets.



From time to time, the Advisor may voluntarily waive a portion of its fees and/or reimburse certain operating expenses of the fund. These voluntary waivers and/or reimbursements may be terminated at any time at the option of the Advisor.



DWS TAX-EXEMPT PORTFOLIO


The Advisor has contractually agreed through September 30, 2018 to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Exempt Money Fund of the DWS Tax-Exempt Portfolio to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 0.40%. The agreement may only be terminated with the consent of the fund's Board.



From time to time, the Advisor may voluntarily waive a portion of its fees and/or reimburse certain operating expenses of the fund. These voluntary waivers and/or reimbursements may be terminated at any time at the option of the Advisor.

PART I: APPENDIX I-F - SALES CHARGES

Not applicable.

PART I: APPENDIX I-G - DISTRIBUTION AND SERVICE AGREEMENTS AND PLAN PAYMENTS

Not applicable.

PART I: APPENDIX I-H - PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS


PORTFOLIO TURNOVER RATES

Not applicable.


BROKERAGE COMMISSIONS



                             FISCAL     BROKERAGE COMMISSIONS
                              YEAR          PAID BY FUND
DWS Government & Agency      2018                $0
Securities Portfolio
                             2017                $0
                             2016                $0



BROKERAGE COMMISSIONS



                              FISCAL     BROKERAGE COMMISSIONS
                               YEAR          PAID BY FUND
DWS Tax-Exempt Portfolio      2018                $0
                              2017                $0
                              2016                $0



BROKERAGE COMMISSIONS PAID TO AFFILIATED BROKERS



                                                                         AGGREGATE                            % OF THE
                                                                         BROKERAGE                           AGGREGATE
                                                                        COMMISSIONS                            DOLLAR
                                          NAME OF                       PAID BY FUND     % OF THE TOTAL     VALUE OF ALL
                             FISCAL     AFFILIATED                     TO AFFILIATED        BROKERAGE        PORTFOLIO
                              YEAR        BROKER       AFFILIATION        BROKERS          COMMISSIONS      TRANSACTIONS
DWS Government & Agency      2018         None             -               None                -                 -
Securities Portfolio
                             2017         None             -               None                -                 -
                             2016         None             -               None                -                 -



BROKERAGE COMMISSIONS PAID TO AFFILIATED BROKERS



                                                                          AGGREGATE                            % OF THE
                                                                          BROKERAGE                           AGGREGATE
                                                                         COMMISSIONS                            DOLLAR
                                           NAME OF                       PAID BY FUND     % OF THE TOTAL     VALUE OF ALL
                              FISCAL     AFFILIATED                     TO AFFILIATED        BROKERAGE        PORTFOLIO
                               YEAR        BROKER       AFFILIATION        BROKERS          COMMISSIONS      TRANSACTIONS
DWS Tax-Exempt Portfolio      2018         None             -               None                -                 -
                              2017         None             -               None                -                 -
                              2016         None             -               None                -                 -



Listed below are the regular brokers or dealers (as such term is defined in the 1940 Act) of each fund whose securities each fund held as of the end of its most recent fiscal year and the dollar value of such securities.

DWS GOVERNMENT & AGENCY SECURITIES PORTFOLIO


The fund did not hold any securities of its regular brokers or dealers.



DWS TAX-EXEMPT PORTFOLIO


The fund did not hold any securities of its regular brokers or dealers.


TRANSACTIONS FOR RESEARCH SERVICES

For the most recent fiscal year, each fund allocated the following amount of transactions, and related commissions, to broker-dealer firms that have been deemed by the Advisor to provide research services. The provision of research services was not necessarily a factor in the placement of business with such firms.



                                                         COMMISSIONS PAID
                             AMOUNT OF TRANSACTIONS       ON TRANSACTIONS
FUND                           WITH RESEARCH FIRMS      WITH RESEARCH FIRMS
DWS Government & Agency                $0                       $0
Securities Portfolio






                                                          COMMISSIONS PAID
                              AMOUNT OF TRANSACTIONS       ON TRANSACTIONS
FUND                            WITH RESEARCH FIRMS      WITH RESEARCH FIRMS
DWS Tax-Exempt Portfolio                $0                       $0

PART I: APPENDIX I-I - INVESTMENTS, PRACTICES AND TECHNIQUES, AND RISKS

Below is a list of headings related to investments, practices and techniques, and risks which are further described in Appendix II-G.



DWS GOVERNMENT & AGENCY SECURITIES PORTFOLIO


Asset Segregation
Borrowing
Commercial Paper
Commodity Pool Operator Exclusion
Credit Enhancement
Fixed Income Securities
Illiquid Securities
Impact of Large Redemptions and Purchases of Fund Shares
Interfund Borrowing and Lending Program
Mortgage-Backed Securities
Repurchase Agreements
Stable Net Asset Value
Stand-by Commitments
Third Party Puts
US Government Securities
Variable and Floating Rate Instruments
When-Issued and Delayed-Delivery Securities
Yields and Ratings



DWS TAX-EXEMPT PORTFOLIO

Asset Segregation
Borrowing
Cash Management Vehicles
Commercial Paper
Commodity Pool Operator Exclusion
Credit Enhancement
Fixed Income Securities
Illiquid Securities
Impact of Large Redemptions and Purchases of Fund Shares
Industrial Development and Pollution Control Bonds
Interfund Borrowing and Lending Program
Investment Companies and Other Pooled Investment Vehicles
Municipal Leases, Certificates of Participation and Other Participation
Interests
Municipal Securities
Municipal Trust Receipts
Obligations of Banks and Other Financial Institutions
Participation Interests
Private Activity Bonds
Repurchase Agreements
Stable Net Asset Value
Stand-by Commitments

Tax-Exempt Commercial Paper
Tax-Exempt Pass-Through Securities
Third Party Puts
US Government Securities
Variable and Floating Rate Instruments
Variable Rate Demand Preferred Securities
When-Issued and Delayed-Delivery Securities
Yields and Ratings

PART I: APPENDIX I-J - SECURITIES LENDING ACTIVITIES

Each fund had no securities lending activity during its most recent fiscal year.

PART I: APPENDIX I-K - ADDITIONAL INFORMATION




FUND                                             CLASS                                  CUSIP NUMBER
DWS Government & Agency Securities Portfolio     DWS Government & Agency Money Fund     147539654
Fiscal Year End: 4/30
DWS Tax-Exempt Portfolio                         DWS Tax-Exempt Money Fund              147539647
Fiscal Year End: 4/30

                                                                      [DWS Logo]



Statement of Additional Information

August 1, 2018




CASH ACCOUNT TRUST



DWS Government & Agency Securities Portfolio
 (formerly Deutsche Government & Agency Securities Portfolio)
                                                              DWS GOVERNMENT CASH INSTITUTIONAL SHARES
CLASS/TICKER                                                   (formerly DEUTSCHE GOVERNMENT CASH INSTITUTIONAL SHARES)   DBBXX
                                                              GOVERNMENT CASH MANAGED SHARES                              DCMXX





This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the corresponding class prospectus for the fund dated August 1, 2018, as supplemented, a copy of which may be obtained without charge by calling (800) 730-1313; by visiting liquidity.dws.com/global/index.jsp (the Web site does not form a part of this SAI); or from the firm from which this SAI was obtained. This SAI is incorporated by reference into the corresponding class prospectus.



Portions of the Annual Report to Shareholders of the fund are incorporated herein by reference, and are hereby deemed to be part of this SAI. Reports to Shareholders may also be obtained without charge by calling the number provided in the preceding paragraph.


This SAI is divided into two Parts - Part I and Part II. Part I contains information that is specific to the fund, while Part II contains information that generally applies to each of the funds in the DWS funds.

STATEMENT OF ADDITIONAL INFORMATION (SAI) - PART I



                                                                                           PAGE
Part I...................................................................................   I-1
  Definitions............................................................................   I-1
  Fund Organization......................................................................   I-1
  Management of The Fund.................................................................   I-1
  Sales Charges, Distribution Plan Payments and Administrative Services Fees.............   I-2
  Portfolio Transactions, Brokerage Commissions and Securities Lending Activities........   I-2
  Investments............................................................................   I-2
  Investment Restrictions................................................................   I-3
  Taxes..................................................................................   I-4
  Independent Registered Public Accounting Firm, Reports to Shareholders and Financial      I-4
    Statements...........................................................................
  Additional Information.................................................................   I-4
  Part I: Appendix I-A - Board Member Share Ownership and Control Persons................   I-5
  Part I: Appendix I-B - Board Committees and Meetings...................................   I-8
  Part I: Appendix I-C - Board Member Compensation.......................................  I-12
  Part I: Appendix I-D - Portfolio Management............................................  I-14
  Part I: Appendix I-E - Service Provider Compensation...................................  I-15
  Part I: Appendix I-F - Sales Charges...................................................  I-16
  Part I: Appendix I-G - Distribution and Service Agreements and Plan Payments...........  I-17
  Part I: Appendix I-H - Portfolio Transactions and Brokerage Commissions................  I-18
  Part I: Appendix I-I - Investments, Practices and Techniques, and Risks................  I-19
  Part I: Appendix I-J - Securities Lending Activities...................................  I-20
  Part I: Appendix I-K - Additional Information..........................................  I-21
Part II..................................................................................  II-1
Detailed Part II table of contents precedes page II-1

PART I

DEFINITIONS

"1934 Act" - the Securities Exchange Act of 1934, as amended


"1940 Act" - the Investment Company Act of 1940, as amended


"Code" - the Internal Revenue Code of 1986, as amended


"SEC" - the Securities and Exchange Commission



"DIMA" or "Advisor" or "Administrator" - DWS Investment Management Americas, Inc., 345 Park Avenue, New York, New York 10154


"DDI" or "Distributor" - DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606


"DSC" or "Transfer Agent" - DWS Service Company, 222 South Riverside Plaza, Chicago, Illinois 60606


"DWS funds" - the US registered investment companies advised by DIMA



"Board Members" - Members of the Board of Trustees of the Trust


"Board" - Board of Trustees of the Trust


"Independent Board Members"- Board Members who are not interested persons (as defined in the 1940 Act) of the fund, the investment advisor or the distributor



"fund" or "series" - DWS Government & Agency Securities Portfolio



"Custodian" - State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111


"Fund Legal Counsel" - Vedder Price P.C., 222 North LaSalle Street, Chicago, Illinois 60601


"Trustee/Director Legal Counsel" - Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199


"Trust" - Cash Account Trust


"NRSRO" - a nationally recognized statistical rating organization


"S&P" - Standard & Poor's Global Ratings Services, an NRSRO



"Moody's" - Moody's Investors Service, Inc., an NRSRO


"Fitch" - Fitch Ratings, an NRSRO



FUND ORGANIZATION


DWS Government & Agency Securities Portfolio is a series of Cash Account Trust, a registered open-end management investment company, organized as a business trust under the laws of Massachusetts on March 2, 1990. The Trust is governed by an Amended and Restated Declaration of Trust dated March 17, 1990, as may be further amended from time to time (the "Declaration of Trust"). The Trust may issue an unlimited number of shares of beneficial interest in one or more series or "funds," all having no par value, which may be divided by the Board of Trustees into classes of shares, subject to compliance with the SEC regulations permitting the creation of separate classes of shares. The Trust is currently divided into two series: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. Additional information for the Trust is further described in PART II under "Fund Organization."


On February 15, 2017, Government & Agency Securities Portfolio was renamed Deutsche Government & Agency Securities Portfolio. On July 2, 2018, Deutsche Government & Agency Securities Portfolio was renamed DWS Government & Agency Securities Portfolio.




MANAGEMENT OF THE FUND


BOARD MEMBERS AND OFFICERS' IDENTIFICATION AND BACKGROUND

The identification and background of the Board Members and officers are set forth in PART II - APPENDIX II-A.


BOARD COMMITTEES AND COMPENSATION

Compensation paid to the Independent Board Members, for certain specified periods is set forth in PART I - APPENDIX I-C. Information regarding the committees of the Board, is set forth in PART I - APPENDIX I-B.

BOARD MEMBER SHARE OWNERSHIP AND CONTROL PERSONS


Information concerning the ownership of fund shares by Board Members and officers, as a group, as well as the dollar range value of each Board Member's share ownership in the fund and, on an aggregate basis, in all DWS funds overseen, by investors who control the fund, if any, and by investors who own 5% or more of any class of fund shares, if any, is set forth in PART I - APPENDIX I-A.



PORTFOLIO MANAGEMENT

Information regarding the fund's portfolio manager(s), including other accounts managed, compensation, ownership of fund shares and possible conflicts of interest, is set forth in PART I - APPENDIX I-D and PART II - APPENDIX II-B. This section does not apply to money market funds.


SERVICE PROVIDER COMPENSATION

Compensation paid by the fund to certain of its service providers for various services, including investment advisory, administrative, transfer agency, and, for certain funds, fund accounting services and subadvisory services, is set forth in PART I - APPENDIX I-E. For information regarding payments made to DDI, see PART I - APPENDIX I-F. The service provider compensation and underwriting and sales commission information is not applicable to new funds that have not completed a fiscal reporting period. Fee rates for services of the above-referenced service providers are included in PART II - APPENDIX II-C.



SALES CHARGES, DISTRIBUTION PLAN PAYMENTS AND ADMINISTRATIVE SERVICES FEES


SALES CHARGES


Initial sales charges and any contingent deferred sales charges (CDSC) paid in connection with the purchase and sale of fund shares for the three most recent fiscal years are set forth in PART I - APPENDIX I-F. This information is not applicable to funds/classes that do not impose sales charges, or to new funds/classes that have not completed a fiscal reporting period.


DISTRIBUTION AND SERVICE AGREEMENTS AND PLAN PAYMENTS

Payments made by the fund for the most recent fiscal year under the fund's Distribution and Service Agreements and Rule 12b-1 Plan, as applicable, are set forth in PART I - APPENDIX I-G. This information is not applicable to funds/classes that do not incur expenses paid in connection with Distribution and Service Agreements and Rule 12b-1 Plans, or to new funds/classes that have not completed a fiscal reporting period.




PORTFOLIO TRANSACTIONS, BROKERAGE COMMISSIONS AND SECURITIES LENDING ACTIVITIES



PORTFOLIO TURNOVER

The portfolio turnover rates for the two most recent fiscal years are set forth in PART I - APPENDIX I-H. This section does not apply to money market funds or to new funds that have not completed a fiscal reporting period.


BROKERAGE COMMISSIONS

Total brokerage commissions paid by the fund for the three most recent fiscal years are set forth in PART I - APPENDIX I-H. This section does not apply to new funds that have not completed a fiscal reporting period.


The fund's policy with respect to portfolio transactions and brokerage is set forth under "Portfolio Transactions" in PART II of this SAI.



SECURITIES LENDING ACTIVITIES

Information regarding securities lending activities of the fund, if any, during its most recent fiscal year is set forth in PART I - APPENDIX I-J.


Additional information regarding securities lending in general is set forth under "Lending of Portfolio Securities" in PART II of this SAI.




INVESTMENTS

INVESTMENTS, PRACTICES AND TECHNIQUES, AND RISKS

PART I - APPENDIX I-I includes a list of the investments, practices and techniques, and risks which the fund may employ (or be subject to) in pursuing its investment objective. PART II - APPENDIX II-G includes a description of these investments, practices and techniques, and risks.



INVESTMENT RESTRICTIONS

Except as otherwise indicated, the fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. There can be no assurance that the fund's investment objective will be met.



Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the fund, except as described below with respect to asset coverage for fund borrowings.



The fund has elected to be classified as a diversified series of an open-end management investment company. A diversified fund may not, with respect to 75% of total assets, invest more than 5% of total assets in the securities of a single issuer (other than cash and cash items, US government securities or securities of other investment companies) or invest in more than 10% of the outstanding voting securities of such issuer. A fund's election to be classified as diversified under the 1940 Act may not be changed without the vote of a majority of the outstanding voting securities (as defined herein) of the fund. The fund is also subject to additional diversification requirements imposed by Rule 2a-7 under the 1940 Act.


The following fundamental policies may not be changed without the approval of a majority of the outstanding voting securities of the fund which, under the 1940 Act and the rules thereunder and as used in this SAI, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the fund.


As a matter of fundamental policy, the fund may not do any of the following:


(1) borrow money, except as permitted under the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(2) issue senior securities, except as permitted under the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.


(3) purchase or sell commodities, except as permitted by the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.


(4) engage in the business of underwriting securities issued by others, except to the extent that the fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.


(5) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the fund reserves freedom of action to hold and to sell real estate acquired as a result of the fund's ownership of securities.


(6) make loans except as permitted under the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.


(7) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.


The following is intended to help investors better understand the meaning of a fund's fundamental policies by briefly describing limitations, if any, imposed by the 1940 Act. References to the 1940 Act below may encompass rules, regulations or orders issued by the SEC and, to the extent deemed appropriate by the fund, interpretations and guidance provided by the SEC staff. These descriptions are intended as brief summaries of such limitations as of the date of this SAI; they are not comprehensive and they are qualified in all cases by reference to the 1940 Act (including any rules, regulations or orders issued by the SEC and any relevant interpretations and guidance provided by the SEC staff). These descriptions are subject to change based on evolving guidance by the appropriate regulatory authority and are not part of a fund's fundamental policies.


The 1940 Act generally permits a fund to borrow money in amounts of up to 33 1-3% of its total assets from banks for any purpose. The 1940 Act requires that after any borrowing from a bank, a fund shall maintain an asset coverage of at least 300% for all of the fund's borrowings, and, in the event that such asset coverage shall at any time fall below 300%, a fund must, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of all of a fund's borrowings shall be at least 300%. In addition, a fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). For additional information, see "Borrowing" in PART II - APPENDIX II-G.


Under the 1940 Act, a senior security does not include any promissory note or evidence of indebtedness where such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of a fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The SEC and/or its staff has indicated that certain investment practices may raise senior security issues unless a fund takes appropriate steps to segregate assets against, or cover, its obligations. A fund is permitted to engage in the investment practices described in its prospectus and in its SAI.


For additional information regarding the fund's asset segregation practices, see "Asset Segregation" in PART II - APPENDIX II-G.


At present, the 1940 Act does not set forth a maximum percentage of a fund's assets that may be invested in commodities.


Under the 1940 Act, a fund generally may not lend portfolio securities representing more than one-third of its total asset value (including the value of collateral received for loans of portfolio securities).


The SEC staff currently interprets concentration to mean investing more than 25% of a fund's assets in a particular industry or group of industries (excluding US government securities).


OTHER INVESTMENT POLICIES. The Board has adopted certain additional non-fundamental policies and restrictions which are observed in the conduct of the fund's affairs. They differ from fundamental investment policies in that they may be changed or amended by action of the Board without requiring prior notice to, or approval of, the shareholders.


As a matter of non-fundamental policy:

(1) the fund may only use banks which, in the opinion of the Advisor, are of investment quality comparable to other permitted investments of the fund for letter of credit backed investments.


(2) the fund will enter into when-issued or delayed delivery transactions for the purpose of acquiring securities and not for the purpose of leverage.



TAXES

Important information concerning the tax consequences of an investment in the fund is contained in PART II - APPENDIX II-H.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, REPORTS TO SHAREHOLDERS AND FINANCIAL STATEMENTS

The financial highlights of the fund included in its prospectus and financial statements incorporated by reference into this SAI have been so included or incorporated by reference in reliance on the report of Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116. Ernst & Young LLP is an independent registered public accounting firm. The report is given on the authority of said firm as experts in auditing and accounting. The independent registered public accounting firm audits the financial statements of the fund and provides other audit, tax and related services. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.



The financial statements, together with the report of the Independent Registered Public Accounting Firm, financial highlights and notes to financial statements in the Annual Report to the Shareholders of the fund, dated April 30, 2018, are incorporated herein by reference and are hereby deemed to be a part of this SAI.




ADDITIONAL INFORMATION

For information on CUSIP numbers and fund fiscal year end information, see PART I - APPENDIX I-K.

PART I: APPENDIX I-A - BOARD MEMBER SHARE OWNERSHIP AND CONTROL PERSONS


BOARD MEMBER SHARE OWNERSHIP IN THE FUND


The following tables show the dollar range of equity securities beneficially owned by each current Board Member in the fund and in DWS funds as of December 31, 2017.



DOLLAR RANGE OF BENEFICIAL OWNERSHIP/(1)/



BOARD MEMBER                DWS GOVERNMENT & AGENCY SECURITIES PORTFOLIO
INDEPENDENT BOARD MEMBER:
John W. Ballantine                             None
Henry P. Becton, Jr.                       $1 - $10,000
Dawn-Marie Driscoll                            None
Keith R. Fox                                   None
Paul K. Freeman                                None
Richard J. Herring                             None
William McClayton                              None
Rebecca W. Rimel                               None
William N. Searcy, Jr.                         None
Jean Gleason Stromberg                         None



AGGREGATE DOLLAR RANGE OF BENEFICIAL OWNERSHIP/(1)/



                             FUNDS OVERSEEN BY
                            BOARD MEMBER IN THE
                                 DWS FUNDS
INDEPENDENT BOARD MEMBER:
John W. Ballantine            Over $100,000
Henry P. Becton, Jr.          Over $100,000
Dawn-Marie Driscoll           Over $100,000
Keith R. Fox                  Over $100,000
Paul K. Freeman               Over $100,000
Richard J. Herring            Over $100,000
William McClayton             Over $100,000
Rebecca W. Rimel              Over $100,000
William N. Searcy, Jr.        Over $100,000
Jean Gleason Stromberg        Over $100,000



(1)   The  dollar  ranges  are: None, $1 - $10,000, $10,001 - $50,000, $50,001 -
      $100,000, or over $100,000.


OWNERSHIP IN SECURITIES OF THE ADVISOR AND RELATED COMPANIES


As reported to the fund, the information in the table below reflects ownership by the current Independent Board Members and their immediate family members of certain securities as of December 31, 2017. An immediate family member can be a spouse, children residing in the same household, including step and adoptive children, and any dependents. The securities represent ownership in the Advisor or Distributor and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the Advisor or Distributor (including Deutsche Bank AG and DWS Group).




                               OWNER AND                                     VALUE OF           PERCENT OF
INDEPENDENT                 RELATIONSHIP TO                 TITLE OF     SECURITIES ON AN       CLASS ON AN
BOARD MEMBER                  BOARD MEMBER      COMPANY       CLASS       AGGREGATE BASIS     AGGREGATE BASIS
John W. Ballantine                               None
Henry P. Becton, Jr.                             None
Dawn-Marie Driscoll                              None
Keith R. Fox                                     None
Paul K. Freeman                                  None
Richard J. Herring                               None
William McClayton                                None
Rebecca W. Rimel                                 None
William N. Searcy, Jr.                           None
Jean Gleason Stromberg                           None




As of July 3, 2018, all Board Members and officers owned, as a group, less than 1% of the outstanding shares of the fund.



25% OR GREATER OWNERSHIP


Shareholders who beneficially own 25% or more of a fund's shares may have a significant impact on any shareholder vote of the fund. The following table identifies those investors who owned 25% or more of the fund's shares as of July 3, 2018:


DWS GOVERNMENT & AGENCY SECURITIES PORTFOLIO




NAME AND ADDRESS OF INVESTOR             SHARES            PERCENTAGE
KNOTFLOAT & CO                       1,818,828,448.560        42.23%
C/O STATE STREET BANK
PO BOX 5496
BOSTON MA 02206-5496



5% OR GREATER OWNERSHIP OF SHARE CLASSES



The following table identifies those investors who owned 5% or more of a fund share class as of July 3, 2018. All holdings are of record, unless otherwise indicated.


DWS GOVERNMENT & AGENCY SECURITIES PORTFOLIO




NAME AND ADDRESS OF INVESTOR               SHARES                 CLASS           PERCENTAGE
                                                             DWS Government
RELIANCE TRUST CO TTEE                  19,280,743.710                               15.40%
                                                          & Agency Money Fund
FBO ADP ACCESS LARGE MARKET 401K
1100 ABERNATHY RD
ATLANTA GA 30328-5620

NAME AND ADDRESS OF INVESTOR                  SHARES                  CLASS           PERCENTAGE
                                                                 DWS Government
STATE STREET BANK & TR TTEE                  8,614,685.720                               6.88%
                                                              & Agency Money Fund
AND/OR CUST
FBO ADP ACCESS PRODUCT
1 LINCOLN ST
BOSTON MA 02111-2901
                                                                 DWS Government
RAYMOND JAMES                                6,516,619.090                               5.20%
                                                              & Agency Money Fund
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCT FIRM XXXXXXXX
ATTN COURTNEY WALLER
880 CARILLON PARKWAY
ST PETERSBURG FL 33716-1100
                                                                 DWS Government
KNOTFLOAT & CO                           1,759,064,997.400                              44.81%
                                                               Cash Institutional
C/O STATE STREET BANK
                                                                     Shares
PO BOX 5496
BOSTON MA 02206-5496
                                                                 DWS Government
HARE & CO #2                               506,130,734.350                              12.89%
                                                               Cash Institutional
111 SANDERS CREEK PKWY
                                                                     Shares
EAST SYRACUSE NY 13057-1382
                                                                 DWS Government
DEUTSCHE BANK AG AS AGENT FOR              337,011,250.450                               8.59%
                                                               Cash Institutional
DWS FUNDS
                                                                     Shares
ATTN: RICHARD CAPUTO XXXXXXX-
XXXX
60 WALL ST
NEW YORK NY 10005-2836
                                                                 DWS Government
BAND & CO                                  289,136,649.990                               7.37%
                                                               Cash Institutional
C/O US BANK
                                                                     Shares
PO BOX 1787
MILWAUKEE WI 53201-1787
                                                                Government Cash
FIDUCIARY TRUST CO INT'L AS AGENT           92,894,000.000                              43.20%
                                                                 Managed Shares
ATTN CASH SETTLEMENT
280 PARK AVE - 6TH FL
NEW YORK NY 10017-1274
                                                                Government Cash
FIDUCIARY TRUST CO INT'L AS AGENT           14,528,500.020                               6.76%
                                                                 Managed Shares
NON COMPENSATION ACCOUNT
ATTN CASH SETTLEMENT
280 PARK AVE 6TH FL
NEW YORK NY 10017-1274
                                                                 Service Shares
HILLTOP SECURITIES INC                      29,890,313.400                              72.18%
ATTN: MONEY MARKETS
1201 ELM ST STE 3500
DALLAS TX 75270-2108
                                                                 Service Shares
PERSHING LLC FOR THE EXCLUSIVE              11,306,928.210                              27.30%
BENEFIT OF CUSTOMERS
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001

PART I: APPENDIX I-B - BOARD COMMITTEES AND MEETINGS


INFORMATION CONCERNING COMMITTEES AND MEETINGS OF THE BOARD


The Board oversees the operations of the DWS funds and meets periodically to oversee fund activities, and to review fund performance and contractual arrangements with fund service providers. The Board met 5 times during the most recently completed calendar year.



BOARD LEADERSHIP STRUCTURE


A fund's Board is responsible for the general oversight of a fund's affairs and for assuring that the fund is managed in the best interests of its shareholders. The Board regularly reviews a fund's investment performance as well as the quality of other services provided to a fund and its shareholders by DIMA and its affiliates, including administration and shareholder servicing. At least annually, the Board reviews and evaluates the fees and operating expenses paid by a fund for these services and negotiates changes that it deems appropriate. In carrying out these responsibilities, the Board is assisted by a fund's auditors, independent counsel and other experts, as appropriate, selected by and responsible to the Board.


Independent Board Members are not considered "interested persons" (as defined in the 1940 Act) of the fund or its investment adviser. These Independent Board Members must vote separately to approve all financial arrangements and other agreements with a fund's investment adviser and other affiliated parties. The role of the Independent Board Members has been characterized as that of a "watchdog" charged with oversight to protect shareholders' interests against overreaching and abuse by those who are in a position to control or influence a fund. A fund's Independent Board Members meet regularly as a group in executive session without representatives of the Advisor present. An Independent Board Member currently serves as chairman of the Board.


Taking into account the number, diversity and complexity of the funds overseen by the Board Members and the aggregate amount of assets under management in the DWS funds, the Board has determined that the efficient conduct of its affairs makes it desirable to delegate responsibility for certain specific matters to committees of the Board. These committees, which are described in more detail below, review and evaluate matters specified in their charters and/or enabling resolutions, and take actions on those matters and/or make recommendations to the Board, as appropriate. Each committee may utilize the resources of counsel and auditors as well as other experts. The committees meet as often as necessary, either in conjunction with regular meetings of the Board or otherwise. The membership and chair of each committee are appointed by the Board upon recommendation of the Nominating and Governance Committee. The membership and chair of each committee consist exclusively of Independent Board Members.


The Board has determined that this committee structure also allows the Board to focus more effectively on the oversight of risk as part of its broader oversight of a fund's affairs. While risk management is the primary responsibility of the Advisor, the Board regularly receives reports regarding investment risks and compliance risks. The Board's committee structure allows separate committees to focus on different aspects of these risks and their potential impact on some or all of the DWS funds and to discuss with the Advisor how it monitors and controls such risks.

BOARD COMMITTEES. The Board has established the following standing committees:
Audit Committee and Valuation Sub-Committee, Nominating and Governance Committee, Contract Committee, Investment Oversight Committee, Operations Committee and Dividend Committee.



                        NUMBER OF
                     MEETINGS IN LAST
NAME OF COMMITTEE     CALENDAR YEAR   FUNCTIONS                                             CURRENT MEMBERS
AUDIT COMMITTEE             6         Assists the Board in fulfilling its responsibility    Paul K. Freeman (Chair),
                                      for oversight of (1) the integrity of the financial   William McClayton (Vice
                                      statements, (2) a fund's accounting and               Chair), John W. Ballantine,
                                      financial reporting policies and procedures, (3)      Henry P. Becton, Jr. and
                                      a fund's compliance with legal and regulatory         Richard J. Herring
                                      requirements related to accounting and
                                      financial reporting, (4) valuation of fund assets
                                      and securities and (5) the qualifications,
                                      independence and performance of the
                                      independent registered public accounting firm
                                      for a fund. Oversees the valuation of a fund's
                                      securities and other assets and determines, as
                                      needed, the fair value of fund securities or
                                      other assets under certain circumstances as
                                      described in the Valuation Procedures. The
                                      Audit Committee has appointed a Valuation
                                      Sub-Committee, which may make
                                      determinations of fair value required when the
                                      Audit Committee is not in session. The current
                                      members of the Valuation Sub-Committee are
                                      Paul K. Freeman, Richard J. Herring, John W.
                                      Ballantine (Alternate), Henry P. Becton, Jr.
                                      (Alternate) and William McClayton (Alternate).
                                      The Audit Committee also approves and
                                      recommends to the Board the appointment,
                                      retention or termination of the independent
                                      registered public accounting firm for a fund,
                                      reviews the scope of audit and internal
                                      controls, considers and reports to the Board on
                                      matters relating to a fund's accounting and
                                      financial reporting practices, and performs such
                                      other tasks as the full Board deems necessary
                                      or appropriate.

                        NUMBER OF
                     MEETINGS IN LAST
NAME OF COMMITTEE     CALENDAR YEAR   FUNCTIONS                                            CURRENT MEMBERS
NOMINATING AND              5         Recommends individuals for membership on             Rebecca W. Rimel (Chair),
GOVERNANCE                            the Board, nominates officers, Board and             Henry P. Becton, Jr. (Vice
COMMITTEE                             committee chairs, vice chairs and committee          Chair) and William
                                      members, and oversees the operations of the          McClayton
                                      Board. The Nominating and Governance
                                      Committee has not established specific,
                                      minimum qualifications that must be met by an
                                      individual to be considered by the Nominating
                                      and Governance Committee for nomination as
                                      a Board Member. The Nominating and
                                      Governance Committee may take into account
                                      a wide variety of factors in considering Board
                                      Member candidates, including, but not limited
                                      to: (i) availability and commitment of a
                                      candidate to attend meetings and perform his
                                      or her responsibilities to the Board, (ii) relevant
                                      industry and related experience, (iii)
                                      educational background, (iv) financial expertise,
                                      (v) an assessment of the candidate's ability,
                                      judgment and expertise, and (vi) the current
                                      composition of the Board. The Committee
                                      generally believes that the Board benefits from
                                      diversity of background, experience and views
                                      among its members, and considers this as a
                                      factor in evaluating the composition of the
                                      Board, but has not adopted any specific policy
                                      in this regard. The Nominating and Governance
                                      Committee reviews recommendations by
                                      shareholders for candidates for Board positions
                                      on the same basis as candidates
                                      recommended by other sources. Shareholders
                                      may recommend candidates for Board
                                      positions by forwarding their correspondence
                                      by US mail or courier service to Keith R. Fox,
                                      DWS Funds Board Chair, c/o Thomas R. Hiller,
                                      Ropes & Gray LLP, Prudential Tower, 800
                                      Boylston Street, Boston, MA 02199-3600.
CONTRACT                    6         Reviews at least annually, (a) a fund's financial    John W. Ballantine (Chair),
COMMITTEE                             arrangements with DIMA and its affiliates, and       Dawn-Marie Driscoll (Vice
                                      (b) a fund's expense ratios.                         Chair), Paul K. Freeman,
                                                                                           Richard J. Herring, William
                                                                                           N. Searcy, Jr. and Jean
                                                                                           Gleason Stromberg
INVESTMENT                  5         Reviews the investment operations of a fund.         William McClayton (Chair),
OVERSIGHT                                                                                  Richard J. Herring (Vice
COMMITTEE                                                                                  Chair), John W. Ballantine,
                                                                                           Henry P. Becton, Jr., Dawn-
                                                                                           Marie Driscoll, Paul K.
                                                                                           Freeman, Rebecca W.
                                                                                           Rimel, William N. Searcy, Jr.
                                                                                           and Jean Gleason
                                                                                           Stromberg

                        NUMBER OF
                     MEETINGS IN LAST
NAME OF COMMITTEE     CALENDAR YEAR   FUNCTIONS                                          CURRENT MEMBERS
OPERATIONS                  5         Reviews the administrative operations and          William N. Searcy, Jr.
COMMITTEE                             general compliance matters of the funds.           (Chair), Jean Gleason
                                      Reviews administrative matters related to the      Stromberg (Vice Chair),
                                      operations of the funds, policies and              Dawn-Marie Driscoll and
                                      procedures relating to portfolio transactions,     Rebecca W. Rimel
                                      custody arrangements, fidelity bond and
                                      insurance arrangements and such other tasks
                                      as the full Board deems necessary or
                                      appropriate.
DIVIDEND                    1         Authorizes dividends and other distributions for   Keith R. Fox, Dawn-Marie
COMMITTEE                             those funds that are organized as Maryland         Driscoll, John W. Ballantine
                                      corporations or as series of a Maryland            (Alternate), Henry P. Becton,
                                      corporation. The Committee meets on an as-         Jr. (Alternate), Paul K.
                                      needed basis. The Committee applies only to        Freeman (Alternate), Richard
                                      the following corporations: Deutsche DWS           J. Herring (Alternate),
                                      Global/International Fund, Inc. and Deutsche       William McClayton
                                      DWS International Fund, Inc.                       (Alternate), Rebecca W.
                                                                                         Rimel (Alternate), William N.
                                                                                         Searcy, Jr. (Alternate) and
                                                                                         Jean Gleason Stromberg
                                                                                         (Alternate)




AD HOC COMMITTEES. In addition to the standing committees described above, from time to time the Board may also form ad hoc committees to consider specific issues.

PART I: APPENDIX I-C - BOARD MEMBER COMPENSATION


Each Independent Board Member receives compensation from the fund for his or her services, which includes retainer fees and specified amounts for various committee services and for the Board Chairperson and Vice Chairperson. No additional compensation is paid to any Independent Board Member for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special fund industry director task forces or subcommittees. Independent Board Members do not receive any employee benefits such as pension or retirement benefits or health insurance from the fund or any fund in the DWS fund complex.


Board Members who are officers, directors, employees or stockholders of DWS or its affiliates receive no direct compensation from the fund, although they are compensated as employees of DWS, or its affiliates, and as a result may be deemed to participate in fees paid by the fund. The following tables show, for each current Independent Board Member, compensation from the fund during its most recently completed fiscal year, and aggregate compensation from all of the funds in the DWS fund complex during calendar year 2017.



AGGREGATE COMPENSATION FROM THE FUND



BOARD MEMBER                DWS GOVERNMENT & AGENCY SECURITIES PORTFOLIO
INDEPENDENT BOARD MEMBER:
John W. Ballantine         $19,929
Henry P. Becton, Jr.       $18,230
Dawn-Marie Driscoll        $18,230
Keith R. Fox               $25,023
Paul K. Freeman            $19,929
Richard J. Herring         $18,230
William McClayton          $19,929
Rebecca W. Rimel           $19,929
William N. Searcy, Jr.     $19,929
Jean Gleason Stromberg     $18,230




TOTAL COMPENSATION FROM DWS FUND COMPLEX




                                  TOTAL COMPENSATION
                                   FROM THE FUND AND
BOARD MEMBER                     DWS FUND COMPLEX/(1)/
INDEPENDENT BOARD MEMBER:
John W. Ballantine/(3)/         $300,000
Henry P. Becton, Jr.            $275,000
Dawn-Marie Driscoll//           $275,000
Keith R. Fox/(2)/               $375,000
Paul K. Freeman/(3)/            $300,000
Richard J. Herring              $275,000
William McClayton/(3)/          $300,000
Rebecca W. Rimel/(3)/           $300,000
William N. Searcy, Jr./(3)/     $300,000
Jean Gleason Stromberg          $275,000




(1) For each Independent Board Member, total compensation from the DWS fund complex represents compensation from 89 funds as of December 31, 2017.

(2) Includes $100,000 in annual retainer fees received by Mr. Fox as Chairperson of DWS funds.

(3) Includes $25,000 in annual retainer fees for serving as Chairperson of a Board committee.

PART I: APPENDIX I-D - PORTFOLIO MANAGEMENT

This section is not applicable to money market funds.

PART I: APPENDIX I-E - SERVICE PROVIDER COMPENSATION



DWS GOVERNMENT & AGENCY SECURITIES PORTFOLIO




                       GROSS AMOUNT     AMOUNT WAIVED     GROSS AMOUNT PAID TO     AMOUNT WAIVED BY
                       PAID TO DIMA      BY DIMA FOR        DIMA FOR GENERAL       DIMA FOR GENERAL
                       FOR ADVISORY        ADVISORY          ADMINISTRATIVE         ADMINISTRATIVE
FISCAL YEAR ENDED        SERVICES          SERVICES             SERVICES               SERVICES
2018                    $3,247,493        $2,406,714           $4,732,259              $      0
2017                    $2,922,089        $2,922,089           $4,194,659              $339,812
2016                    $2,583,611        $2,583,611           $3,687,861              $506,574




DWS GOVERNMENT & AGENCY SECURITIES PORTFOLIO - GOVERNMENT CASH MANAGED SHARES




                       GROSS AMOUNT PAID TO     AMOUNT WAIVED BY
                         DSC FOR TRANSFER       DSC FOR TRANSFER
FISCAL YEAR ENDED         AGENCY SERVICES       AGENCY SERVICES
2018                         $122,169                  $0
2017                         $172,070                  $0
2016                         $265,546                  $0




DWS GOVERNMENT & AGENCY SECURITIES PORTFOLIO - DWS GOVERNMENT CASH INSTITUTIONAL SHARES




                       GROSS AMOUNT PAID TO     AMOUNT WAIVED BY
                         DSC FOR TRANSFER       DSC FOR TRANSFER
FISCAL YEAR ENDED         AGENCY SERVICES       AGENCY SERVICES
2018                         $510,029               $510,029
2017                         $464,281               $464,281
2016                         $281,688               $281,688



THE FOLLOWING WAIVERS ARE CURRENTLY IN EFFECT:


The Advisor has contractually agreed to reduce its management fee such that after allocation of the fee to each series of the Trust, the amount payable by the fund will be limited to 0.05% of the fund's average daily net assets.



The Advisor has contractually agreed through July 31, 2019 to waive its fees and/or reimburse certain operating expenses of the DWS Government Cash Institutional Shares of the fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at a ratio no higher than 0.18%. The agreement may only be terminated with the consent of the fund's Board.


The Advisor has contractually agreed through September 30, 2018 to waive its fees and/or reimburse certain operating expenses of the Government Cash Managed Shares of the fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 0.46%. The agreement may only be terminated with the consent of the fund's Board.



From time to time, the Advisor may voluntarily waive a portion of its fees and/or reimburse certain operating expenses of the fund. These voluntary waivers and/or reimbursements may be terminated at any time at the option of the Advisor.

PART I: APPENDIX I-F - SALES CHARGES

Not applicable.

PART I: APPENDIX I-G - DISTRIBUTION AND SERVICE AGREEMENTS AND PLAN PAYMENTS

Expenses of the fund paid in connection with the Rule 12b-1 Plans for each class of shares that has adopted a Rule 12b-1 Plan are set forth below for the most recent fiscal year.


12B-1 COMPENSATION TO UNDERWRITER AND FIRMS:



                                                                                     12B-1 ADMINISTRATIVE      AMOUNT
                                                                                         SERVICE FEES          WAIVED
DWS Government & Agency Securities Portfolio      Government Cash Managed Shares           $295,492           $33,952

PART I: APPENDIX I-H - PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS


PORTFOLIO TURNOVER RATES

Not applicable.


BROKERAGE COMMISSIONS



                             FISCAL     BROKERAGE COMMISSIONS
                              YEAR          PAID BY FUND
DWS Government & Agency      2018                $0
Securities Portfolio
                             2017                $0
                             2016                $0



BROKERAGE COMMISSIONS PAID TO AFFILIATED BROKERS



                                                                         AGGREGATE                            % OF THE
                                                                         BROKERAGE                           AGGREGATE
                                                                        COMMISSIONS                            DOLLAR
                                          NAME OF                       PAID BY FUND     % OF THE TOTAL     VALUE OF ALL
                             FISCAL     AFFILIATED                     TO AFFILIATED        BROKERAGE        PORTFOLIO
                              YEAR        BROKER       AFFILIATION        BROKERS          COMMISSIONS      TRANSACTIONS
DWS Government & Agency      2018         None             -               None                -                 -
Securities Portfolio
                             2017         None             -               None                -                 -
                             2016         None             -               None                -                 -



The fund did not hold any securities of its regular brokers or dealers (as such term is defined in the 1940 Act) as of the end of its most recent fiscal year.


TRANSACTIONS FOR RESEARCH SERVICES

For the most recent fiscal year, the fund allocated the following amount of transactions, and related commissions, to broker-dealer firms that have been deemed by the Advisor to provide research services. The provision of research services was not necessarily a factor in the placement of business with such firms.



                                                         COMMISSIONS PAID
                             AMOUNT OF TRANSACTIONS       ON TRANSACTIONS
FUND                           WITH RESEARCH FIRMS      WITH RESEARCH FIRMS
DWS Government & Agency                $0                       $0
Securities Portfolio

PART I: APPENDIX I-I - INVESTMENTS, PRACTICES AND TECHNIQUES, AND RISKS

Below is a list of headings related to investments, practices and techniques, and risks which are further described in Appendix II-G.



DWS GOVERNMENT & AGENCY SECURITIES PORTFOLIO


Asset Segregation
Borrowing
Commercial Paper
Commodity Pool Operator Exclusion
Credit Enhancement
Fixed Income Securities
Illiquid Securities
Impact of Large Redemptions and Purchases of Fund Shares
Interfund Borrowing and Lending Program
Mortgage-Backed Securities
Repurchase Agreements
Stable Net Asset Value
Stand-by Commitments
Third Party Puts
US Government Securities
Variable and Floating Rate Instruments
When-Issued and Delayed-Delivery Securities
Yields and Ratings

PART I: APPENDIX I-J - SECURITIES LENDING ACTIVITIES

The fund had no securities lending activity during its most recent fiscal year.

PART I: APPENDIX I-K - ADDITIONAL INFORMATION




FUND                                             CLASS                                        CUSIP NUMBER
DWS Government & Agency Securities Portfolio     DWS Government Cash Institutional Shares     147539670
Fiscal Year End: 4/30                            Government Cash Managed Shares               147539662

                                                                      [DWS Logo]



Statement of Additional Information

August 1, 2018




CASH ACCOUNT TRUST



DWS Government & Agency Securities Portfolio
 (formerly Deutsche Government & Agency Securities Portfolio)
CLASS/TICKER                                                    SERVICE SHARES     CAGXX






DWS Tax-Exempt Portfolio
 (formerly Deutsche Tax-Exempt Portfolio)
CLASS/TICKER                                SERVICE SHARES     CHSXX





This combined Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus for each fund dated August 1, 2018, as supplemented, a copy of which may be obtained without charge by calling (800) 730-1313; by visiting dws.com (the Web site does not form a part of this SAI); or from the firm from which this SAI was obtained. This SAI is incorporated by reference into the prospectus.



Portions of the Annual Report to Shareholders of each fund are incorporated herein by reference, and are hereby deemed to be part of this SAI. Reports to Shareholders may also be obtained without charge by calling the number provided in the preceding paragraph.


This SAI is divided into two Parts - Part I and Part II. Part I contains information that is specific to each fund, while Part II contains information that generally applies to each of the funds in the DWS funds.

STATEMENT OF ADDITIONAL INFORMATION (SAI) - PART I



                                                                                           PAGE
Part I...................................................................................   I-1
  Definitions............................................................................   I-1
  Fund Organization......................................................................   I-1
  Management of Each Fund................................................................   I-1
  Sales Charges, Distribution Plan Payments and Administrative Services Fees.............   I-2
  Portfolio Transactions, Brokerage Commissions and Securities Lending Activities........   I-2
  Investments............................................................................   I-3
  Investment Restrictions................................................................   I-3
  Taxes..................................................................................   I-5
  Independent Registered Public Accounting Firm, Reports to Shareholders and Financial      I-5
    Statements...........................................................................
  Additional Information.................................................................   I-5
  Part I: Appendix I-A - Board Member Share Ownership and Control Persons................   I-6
  Part I: Appendix I-B - Board Committees and Meetings...................................  I-10
  Part I: Appendix I-C - Board Member Compensation.......................................  I-14
  Part I: Appendix I-D - Portfolio Management............................................  I-16
  Part I: Appendix I-E - Service Provider Compensation...................................  I-17
  Part I: Appendix I-F - Sales Charges...................................................  I-19
  Part I: Appendix I-G - Distribution Plan Payments......................................  I-20
  Part I: Appendix I-H - Portfolio Transactions and Brokerage Commissions................  I-21
  Part I: Appendix I-I - Investments, Practices and Techniques, and Risks................  I-23
  Part I: Appendix I-J - Securities Lending Activities...................................  I-25
  Part I: Appendix I-K - Additional Information..........................................  I-26
Part II..................................................................................  II-1
Detailed Part II table of contents precedes page II-1

PART I

DEFINITIONS

"1934 Act" - the Securities Exchange Act of 1934, as amended


"1940 Act" - the Investment Company Act of 1940, as amended


"Code" - the Internal Revenue Code of 1986, as amended


"SEC" - the Securities and Exchange Commission



"DIMA" or "Advisor" or "Administrator" - DWS Investment Management Americas, Inc., 345 Park Avenue, New York, New York 10154


"DDI" or "Distributor" - DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606


"DSC" or "Transfer Agent" - DWS Service Company, 222 South Riverside Plaza, Chicago, Illinois 60606


"DWS funds" - the US registered investment companies advised by DIMA



"Board Members" - Members of the Board of Trustees of the Trust


"Board" - Board of Trustees of the Trust


"Independent Board Members"- Board Members who are not interested persons (as defined in the 1940 Act) of the fund, the investment advisor or the distributor



"fund" or "series" - DWS Government & Agency Securities Portfolio and/or DWS Tax-Exempt Portfolio as the context may require



"Custodian" - State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111


"Fund Legal Counsel" - Vedder Price P.C., 222 North LaSalle Street, Chicago, Illinois 60601


"Trustee/Director Legal Counsel" - Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199


"Trust" - Cash Account Trust

"NRSRO" - a nationally recognized statistical rating organization



"S&P" - Standard & Poor's Global Ratings Services, an NRSRO



"Moody's" - Moody's Investors Service, Inc., an NRSRO


"Fitch" - Fitch Ratings, an NRSRO



FUND ORGANIZATION


DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio are each a series of Cash Account Trust, a registered open-end management investment company, organized as a business trust under the laws of Massachusetts on March 2, 1990. The Trust is governed by an Amended and Restated Declaration of Trust dated March 17, 1990, as may be further amended from time to time (the "Declaration of Trust"). The Trust may issue an unlimited number of shares of beneficial interest in one or more series or "funds," all having no par value, which may be divided by the Board of Trustees into classes of shares, subject to compliance with the SEC regulations permitting the creation of separate classes of shares. The Trust is currently divided into two series: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. Additional information for the Trust is further described in PART II under "Fund Organization."


On February 15, 2017, Government & Agency Securities Portfolio was renamed Deutsche Government & Agency Securities Portfolio and Tax-Exempt Portfolio was renamed Deutsche Tax-Exempt Portfolio. On July 2, 2018, Deutsche Government & Agency Securities Portfolio was renamed DWS Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio was renamed DWS Tax-Exempt Portfolio.




MANAGEMENT OF EACH FUND


BOARD MEMBERS AND OFFICERS' IDENTIFICATION AND BACKGROUND

The identification and background of the Board Members and officers are set forth in PART II - APPENDIX II-A.

BOARD COMMITTEES AND COMPENSATION

Compensation paid to the Independent Board Members, for certain specified periods is set forth in PART I - APPENDIX I-C. Information regarding the committees of the Board, is set forth in PART I - APPENDIX I-B.


BOARD MEMBER SHARE OWNERSHIP AND CONTROL PERSONS


Information concerning the ownership of fund shares by Board Members and officers, as a group, as well as the dollar range value of each Board Member's share ownership in each fund and, on an aggregate basis, in all DWS funds overseen, by investors who control the fund, if any, and by investors who own 5% or more of any class of fund shares, if any, is set forth in PART I - APPENDIX I-A.



PORTFOLIO MANAGEMENT

Information regarding each fund's portfolio manager(s), including other accounts managed, compensation, ownership of fund shares and possible conflicts of interest, is set forth in PART I - APPENDIX I-D and PART II - APPENDIX II-B. This section does not apply to money market funds.


SERVICE PROVIDER COMPENSATION

Compensation paid by each fund to certain of its service providers for various services, including investment advisory, administrative, transfer agency, and, for certain funds, fund accounting services and subadvisory services, is set forth in PART I - APPENDIX I-E. For information regarding payments made to DDI, see PART I - APPENDIX I-F. The service provider compensation and underwriting and sales commission information is not applicable to new funds that have not completed a fiscal reporting period. Fee rates for services of the above-referenced service providers are included in PART II - APPENDIX II-C.



SALES CHARGES, DISTRIBUTION PLAN PAYMENTS AND ADMINISTRATIVE SERVICES FEES


SALES CHARGES


Initial sales charges and any contingent deferred sales charges (CDSC) paid in connection with the purchase and sale of fund shares for the three most recent fiscal years are set forth in PART I - APPENDIX I-F. This information is not applicable to funds/classes that do not impose sales charges, or to new funds/classes that have not completed a fiscal reporting period.



DISTRIBUTION AND SERVICE AGREEMENTS AND PLAN PAYMENTS

Payments made by each fund for the most recent fiscal year under each fund's Distribution and Service Agreements and Rule 12b-1 Plan, as applicable, are set forth in PART I - APPENDIX I-G. This information is not applicable to funds/classes that do not incur expenses paid in connection with Distribution and Service Agreements and Rule 12b-1 Plans, or to new funds/classes that have not completed a fiscal reporting period.




PORTFOLIO TRANSACTIONS, BROKERAGE COMMISSIONS AND SECURITIES LENDING ACTIVITIES



PORTFOLIO TURNOVER

The portfolio turnover rates for the two most recent fiscal years are set forth in PART I - APPENDIX I-H. This section does not apply to money market funds or to new funds that have not completed a fiscal reporting period.


BROKERAGE COMMISSIONS

Total brokerage commissions paid by each fund for the three most recent fiscal years are set forth in PART I - APPENDIX I-H. This section does not apply to new funds that have not completed a fiscal reporting period.


Each fund's policy with respect to portfolio transactions and brokerage is set forth under "Portfolio Transactions" in PART II of this SAI.



SECURITIES LENDING ACTIVITIES

Information regarding securities lending activities of each fund, if any, during its most recent fiscal year is set forth in PART I - APPENDIX I-J.


Additional information regarding securities lending in general is set forth under "Lending of Portfolio Securities" in PART II of this SAI.

INVESTMENTS

INVESTMENTS, PRACTICES AND TECHNIQUES, AND RISKS

PART I - APPENDIX I-I includes a list of the investments, practices and techniques, and risks which each fund may employ (or be subject to) in pursuing its investment objective. PART II - APPENDIX II-G includes a description of these investments, practices and techniques, and risks.



INVESTMENT RESTRICTIONS

Unless otherwise stated, the policies below apply to each fund.


Except as otherwise indicated, each fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. There can be no assurance that each fund's investment objective will be met.



Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a fund, except as described below with respect to asset coverage for fund borrowings.



Each fund has elected to be classified as a diversified series of an open-end management investment company. A diversified fund may not, with respect to 75% of total assets, invest more than 5% of total assets in the securities of a single issuer (other than cash and cash items, US government securities or securities of other investment companies) or invest in more than 10% of the outstanding voting securities of such issuer. A fund's election to be classified as diversified under the 1940 Act may not be changed without the vote of a majority of the outstanding voting securities (as defined herein) of the fund. Each fund is also subject to additional diversification requirements imposed by Rule 2a-7 under the 1940 Act.


The following fundamental policies may not be changed without the approval of a majority of the outstanding voting securities of a fund which, under the 1940 Act and the rules thereunder and as used in this SAI, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of a fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of a fund.


As a matter of fundamental policy, a fund may not do any of the following:


(1) borrow money, except as permitted under the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.


(2) issue senior securities, except as permitted under the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.


(3) purchase or sell commodities, except as permitted by the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.


(4) engage in the business of underwriting securities issued by others, except to the extent that the fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.


(5) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the fund reserves freedom of action to hold and to sell real estate acquired as a result of the fund's ownership of securities.


(6) make loans except as permitted under the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.



(7) (for DWS Government & Agency Securities Portfolio only) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.




(8) (for DWS Tax-Exempt Portfolio only) concentrate its investments in a particular industry, excluding US Government obligations, as that term is used in the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.




(9) (for DWS Tax-Exempt Portfolio only) consider certain "private activity" bonds (i.e., those subject to AMT) to be Municipal Securities for purposes of the 80% limitation in compliance with the position of the staff of the Securities and Exchange Commission (the "SEC"). This is a fundamental policy so long as the staff of the SEC maintains its position, after which it would become nonfundamental.



With regard to the fundamental concentration restriction policy above for the DWS Tax-Exempt Portfolio, for purposes of determining the concentration of the fund's total assets, industrial development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.



The following is intended to help investors better understand the meaning of a fund's fundamental policies by briefly describing limitations, if any, imposed by the 1940 Act. References to the 1940 Act below may encompass rules, regulations or orders issued by the SEC and, to the extent deemed appropriate by the fund, interpretations and guidance provided by the SEC staff. These descriptions are intended as brief summaries of such limitations as of the date of this SAI; they are not comprehensive and they are qualified in all cases by reference to the 1940 Act (including any rules, regulations or orders issued by the SEC and any relevant interpretations and guidance provided by the SEC staff). These descriptions are subject to change based on evolving guidance by the appropriate regulatory authority and are not part of a fund's fundamental policies.


The 1940 Act generally permits a fund to borrow money in amounts of up to 33 1-3% of its total assets from banks for any purpose. The 1940 Act requires that after any borrowing from a bank, a fund shall maintain an asset coverage of at least 300% for all of the fund's borrowings, and, in the event that such asset coverage shall at any time fall below 300%, a fund must, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of all of a fund's borrowings shall be at least 300%. In addition, a fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). For additional information, see "Borrowing" in PART II - APPENDIX II-G.


Under the 1940 Act, a senior security does not include any promissory note or evidence of indebtedness where such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of a fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The SEC and/or its staff has indicated that certain investment practices may raise senior security issues unless a fund takes appropriate steps to segregate assets against, or cover, its obligations. A fund is permitted to engage in the investment practices described in its prospectus and in its SAI.


For additional information regarding the fund's asset segregation practices, see "Asset Segregation" in PART II - APPENDIX II-G.


At present, the 1940 Act does not set forth a maximum percentage of a fund's assets that may be invested in commodities.


Under the 1940 Act, a fund generally may not lend portfolio securities representing more than one-third of its total asset value (including the value of collateral received for loans of portfolio securities).


The SEC staff currently interprets concentration to mean investing more than 25% of a fund's assets in a particular industry or group of industries (excluding US government securities).


OTHER INVESTMENT POLICIES. The Board has adopted certain additional non-fundamental policies and restrictions which are observed in the conduct of a fund's affairs. They differ from fundamental investment policies in that they may be changed or amended by action of the Board without requiring prior notice to, or approval of, the shareholders.


As a matter of non-fundamental policy:



(1) (for DWS Tax-Exempt Portfolio only) the fund may not acquire securities of other investment companies, except as permitted by the 1940 Act and the rules, regulations and any applicable exemptive order issued thereunder.




(2) (for DWS Tax-Exempt Portfolio only) the fund may invest more than 25% of its assets in municipal securities that are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the fund's Advisor.




(3) (for DWS Tax-Exempt Portfolio only) the fund may invest more than 25% of its total assets in industrial development bonds.

(4) (for DWS Tax-Exempt Portfolio only) the fund will not purchase participation interests unless in the opinion of bond counsel, counsel for the issuers of such participations or counsel selected by the Advisor, the interest from such participations is exempt from regular federal income tax for the fund.



(5) the fund may only use banks which, in the opinion of the Advisor, are of investment quality comparable to other permitted investments of the fund for letter of credit backed investments.


(6) the fund will enter into when-issued or delayed delivery transactions for the purpose of acquiring securities and not for the purpose of leverage.



(7) (for DWS Tax-Exempt Portfolio only) the fund may invest without limit in Participation Certificates, but it is currently anticipated that such investments will not exceed 25% of the fund's assets.


Pursuant to federal regulations effective for DWS Tax-Exempt Portfolio on October 14, 2016, the Advisor considers whether a security presents minimal credit risks based on its evaluation of various factors which includes an analysis of the capacity of the security's issuer or guarantor to meet its financial obligations as well as consideration of other factors, including with respect to the issuer or guarantor: (i) financial condition, (ii) sources of liquidity, (iii) ability to react to future market-wide and issuer specific events, including ability to repay debt in a highly adverse situation; and (iv) position within its industry and industry strength within the economy and relative to economic trends and the issuer's or guarantor's competitive position within its industry.




TAXES

Important information concerning the tax consequences of an investment in each fund is contained in PART II - APPENDIX II-H.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, REPORTS TO SHAREHOLDERS AND FINANCIAL STATEMENTS

The financial highlights of each fund included in its prospectus and financial statements incorporated by reference into this SAI have been so included or incorporated by reference in reliance on the report of Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116. Ernst & Young LLP is an independent registered public accounting firm. The report is given on the authority of said firm as experts in auditing and accounting. The independent registered public accounting firm audits the financial statements of each fund and provides other audit, tax and related services. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.



The financial statements, together with the report of the Independent Registered Public Accounting Firm, financial highlights and notes to financial statements in the Annual Report to the Shareholders of each fund, dated April 30, 2018, are incorporated herein by reference and are hereby deemed to be a part of this combined SAI.




ADDITIONAL INFORMATION

For information on CUSIP numbers and fund fiscal year end information, see PART I - APPENDIX I-K.

PART I: APPENDIX I-A - BOARD MEMBER SHARE OWNERSHIP AND CONTROL PERSONS


BOARD MEMBER SHARE OWNERSHIP IN EACH FUND


The following tables show the dollar range of equity securities beneficially owned by each current Board Member in each fund and in DWS funds as of December 31, 2017.



DOLLAR RANGE OF BENEFICIAL OWNERSHIP/(1)/



BOARD MEMBER                DWS GOVERNMENT & AGENCY SECURITIES PORTFOLIO     DWS TAX-EXEMPT PORTFOLIO
INDEPENDENT BOARD MEMBER:
John W. Ballantine                             None                                   None
Henry P. Becton, Jr.                       $1 - $10,000                               None
Dawn-Marie Driscoll                            None                               $1 - $10,000
Keith R. Fox                                   None                                   None
Paul K. Freeman                                None                                   None
Richard J. Herring                             None                                   None
William McClayton                              None                                   None
Rebecca W. Rimel                               None                                   None
William N. Searcy, Jr.                         None                                   None
Jean Gleason Stromberg                         None                             $10,001 - $50,000



AGGREGATE DOLLAR RANGE OF BENEFICIAL OWNERSHIP/(1)/



                             FUNDS OVERSEEN BY
                            BOARD MEMBER IN THE
                                 DWS FUNDS
INDEPENDENT BOARD MEMBER:
John W. Ballantine            Over $100,000
Henry P. Becton, Jr.          Over $100,000
Dawn-Marie Driscoll           Over $100,000
Keith R. Fox                  Over $100,000
Paul K. Freeman               Over $100,000
Richard J. Herring            Over $100,000
William McClayton             Over $100,000
Rebecca W. Rimel              Over $100,000
William N. Searcy, Jr.        Over $100,000
Jean Gleason Stromberg        Over $100,000



(1)   The dollar ranges are: None, $1 - $10,000, $10,001 - $50,000, $50,001 -
$100,000, or over $100,000.


OWNERSHIP IN SECURITIES OF THE ADVISOR AND RELATED COMPANIES


As reported to each fund, the information in the table below reflects ownership by the current Independent Board Members and their immediate family members of certain securities as of December 31, 2017. An immediate family member can be a spouse, children residing in the same household, including step and adoptive children, and any dependents. The securities represent ownership in the Advisor or Distributor and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the Advisor or Distributor (including Deutsche Bank AG and DWS Group).




                               OWNER AND                                     VALUE OF           PERCENT OF
INDEPENDENT                 RELATIONSHIP TO                 TITLE OF     SECURITIES ON AN       CLASS ON AN
BOARD MEMBER                  BOARD MEMBER      COMPANY       CLASS       AGGREGATE BASIS     AGGREGATE BASIS
John W. Ballantine                               None
Henry P. Becton, Jr.                             None
Dawn-Marie Driscoll                              None
Keith R. Fox                                     None
Paul K. Freeman                                  None
Richard J. Herring                               None
William McClayton                                None
Rebecca W. Rimel                                 None
William N. Searcy, Jr.                           None
Jean Gleason Stromberg                           None




As of July 3, 2018, all Board Members and officers owned, as a group, less than 1% of the outstanding shares of a fund.



25% OR GREATER OWNERSHIP


Shareholders who beneficially own 25% or more of a fund's shares may have a significant impact on any shareholder vote of the fund. The following table identifies those investors who owned 25% or more of a fund's shares as of July 3, 2018:


DWS GOVERNMENT & AGENCY SECURITIES PORTFOLIO




NAME AND ADDRESS OF INVESTOR             SHARES            PERCENTAGE
KNOTFLOAT & CO                       1,818,828,448.560        42.23%
C/O STATE STREET BANK
PO BOX 5496
BOSTON MA 02206-5496



5% OR GREATER OWNERSHIP OF SHARE CLASSES



The following table identifies those investors who owned 5% or more of a fund share class as of July 3, 2018. All holdings are of record, unless otherwise indicated.


DWS GOVERNMENT & AGENCY SECURITIES PORTFOLIO




NAME AND ADDRESS OF INVESTOR               SHARES                 CLASS           PERCENTAGE
                                                             DWS Government
RELIANCE TRUST CO TTEE                  19,280,743.710                               15.40%
                                                          & Agency Money Fund
FBO ADP ACCESS LARGE MARKET 401K
1100 ABERNATHY RD
ATLANTA GA 30328-5620

NAME AND ADDRESS OF INVESTOR                  SHARES                  CLASS           PERCENTAGE
                                                                 DWS Government
STATE STREET BANK & TR TTEE                  8,614,685.720                               6.88%
                                                              & Agency Money Fund
AND/OR CUST
FBO ADP ACCESS PRODUCT
1 LINCOLN ST
BOSTON MA 02111-2901
                                                                 DWS Government
RAYMOND JAMES                                6,516,619.090                               5.20%
                                                              & Agency Money Fund
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCT FIRM XXXXXXXX
ATTN COURTNEY WALLER
880 CARILLON PARKWAY
ST PETERSBURG FL 33716-1100
                                                                 DWS Government
KNOTFLOAT & CO                           1,759,064,997.400                              44.81%
                                                               Cash Institutional
C/O STATE STREET BANK
                                                                     Shares
PO BOX 5496
BOSTON MA 02206-5496
                                                                 DWS Government
HARE & CO #2                               506,130,734.350                              12.89%
                                                               Cash Institutional
111 SANDERS CREEK PKWY
                                                                     Shares
EAST SYRACUSE NY 13057-1382
                                                                 DWS Government
DEUTSCHE BANK AG AS AGENT FOR              337,011,250.450                               8.59%
                                                               Cash Institutional
DWS FUNDS
                                                                     Shares
ATTN: RICHARD CAPUTO XXXXXXX-
XXXX
60 WALL ST
NEW YORK NY 10005-2836
                                                                 DWS Government
BAND & CO                                  289,136,649.990                               7.37%
                                                               Cash Institutional
C/O US BANK
                                                                     Shares
PO BOX 1787
MILWAUKEE WI 53201-1787
                                                                Government Cash
FIDUCIARY TRUST CO INT'L AS AGENT           92,894,000.000                              43.20%
                                                                 Managed Shares
ATTN CASH SETTLEMENT
280 PARK AVE - 6TH FL
NEW YORK NY 10017-1274
                                                                Government Cash
FIDUCIARY TRUST CO INT'L AS AGENT           14,528,500.020                               6.76%
                                                                 Managed Shares
NON COMPENSATION ACCOUNT
ATTN CASH SETTLEMENT
280 PARK AVE 6TH FL
NEW YORK NY 10017-1274
                                                                 Service Shares
HILLTOP SECURITIES INC                      29,890,313.400                              72.18%
ATTN: MONEY MARKETS
1201 ELM ST STE 3500
DALLAS TX 75270-2108
                                                                 Service Shares
PERSHING LLC FOR THE EXCLUSIVE              11,306,928.210                              27.30%
BENEFIT OF CUSTOMERS
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001

DWS TAX-EXEMPT PORTFOLIO




NAME AND ADDRESS OF INVESTOR                 SHARES                 CLASS           PERCENTAGE
                                                               DWS Tax-Exempt
LPL FINANCIAL                             17,674,582.030                               50.19%
                                                             Cash Premier Shares
9785 TOWNE CENTRE DR
SAN DIEGO CA 92121-1968
                                                               DWS Tax-Exempt
PERSHING LLC FOR THE EXCLUSIVE             6,280,244.090                               17.83%
                                                             Cash Premier Shares
BENEFIT OF CUSTOMERS
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001
                                                               DWS Tax-Exempt
KNOTFLOAT & CO                             4,130,694.280                               11.73%
                                                             Cash Premier Shares
C/O STATE STREET BANK
PO BOX 5496
BOSTON MA 02206-
                                                               DWS Tax-Exempt
SAMUEL E KRUG &                           11,504,454.920                                8.79%
                                                                 Money Fund
MARION E KRUG TENCOM
6013 SUNNYSLOPE DR
NAPLES FL 34119-8625
                                                               Service Shares
HILLTOP SECURITIES INC                    26,944,854.990                               62.18%
ATTN: MONEY MARKETS
1201 ELM ST STE 3500
DALLAS TX 75270-2108
                                                               Service Shares
PERSHING LLC FOR THE EXCLUSIVE            16,390,653.050                               37.82%
BENEFIT OF CUSTOMERS
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001
                                                               Tax-Exempt Cash
FIDUCIARY TRUST CO INT'L AS AGENT         31,477,500.000                               64.62%
                                                               Managed Shares
ATTN CASH SETTLEMENT
280 PARK AVE - 6TH FL
NEW YORK NY 10017-1274
                                                               Tax-Exempt Cash
FIDUCIARY TRUST CO INT'L AS AGENT         17,061,500.000                               35.03%
                                                               Managed Shares
NON COMPENSATION ACCOUNT
ATTN CASH SETTLEMENT
280 PARK AVE - 6TH FL
NEW YORK NY 10017-1274
                                                             Tax-Free Investment
PERSHING LLC FOR THE EXCLUSIVE             4,603,401.360                               80.48%
                                                                    Class
BENEFIT OF CUSTOMERS
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001
                                                             Tax-Free Investment
HILLTOP SECURITIES INC                       442,806.170                                7.74%
                                                                    Class
ATTN: MONEY MARKETS
1201 ELM ST STE 3500
DALLAS TX 75270-2108

PART I: APPENDIX I-B - BOARD COMMITTEES AND MEETINGS


INFORMATION CONCERNING COMMITTEES AND MEETINGS OF THE BOARD


The Board oversees the operations of the DWS funds and meets periodically to oversee fund activities, and to review fund performance and contractual arrangements with fund service providers. The Board met 5 times during the most recently completed calendar year.



BOARD LEADERSHIP STRUCTURE


A fund's Board is responsible for the general oversight of a fund's affairs and for assuring that the fund is managed in the best interests of its shareholders. The Board regularly reviews a fund's investment performance as well as the quality of other services provided to a fund and its shareholders by DIMA and its affiliates, including administration and shareholder servicing. At least annually, the Board reviews and evaluates the fees and operating expenses paid by a fund for these services and negotiates changes that it deems appropriate. In carrying out these responsibilities, the Board is assisted by a fund's auditors, independent counsel and other experts, as appropriate, selected by and responsible to the Board.


Independent Board Members are not considered "interested persons" (as defined in the 1940 Act) of the fund or its investment adviser. These Independent Board Members must vote separately to approve all financial arrangements and other agreements with a fund's investment adviser and other affiliated parties. The role of the Independent Board Members has been characterized as that of a "watchdog" charged with oversight to protect shareholders' interests against overreaching and abuse by those who are in a position to control or influence a fund. A fund's Independent Board Members meet regularly as a group in executive session without representatives of the Advisor present. An Independent Board Member currently serves as chairman of the Board.


Taking into account the number, diversity and complexity of the funds overseen by the Board Members and the aggregate amount of assets under management in the DWS funds, the Board has determined that the efficient conduct of its affairs makes it desirable to delegate responsibility for certain specific matters to committees of the Board. These committees, which are described in more detail below, review and evaluate matters specified in their charters and/or enabling resolutions, and take actions on those matters and/or make recommendations to the Board, as appropriate. Each committee may utilize the resources of counsel and auditors as well as other experts. The committees meet as often as necessary, either in conjunction with regular meetings of the Board or otherwise. The membership and chair of each committee are appointed by the Board upon recommendation of the Nominating and Governance Committee. The membership and chair of each committee consist exclusively of Independent Board Members.


The Board has determined that this committee structure also allows the Board to focus more effectively on the oversight of risk as part of its broader oversight of a fund's affairs. While risk management is the primary responsibility of the Advisor, the Board regularly receives reports regarding investment risks and compliance risks. The Board's committee structure allows separate committees to focus on different aspects of these risks and their potential impact on some or all of the DWS funds and to discuss with the Advisor how it monitors and controls such risks.

BOARD COMMITTEES. The Board has established the following standing committees:
Audit Committee and Valuation Sub-Committee, Nominating and Governance Committee, Contract Committee, Investment Oversight Committee, Operations Committee and Dividend Committee.



                        NUMBER OF
                     MEETINGS IN LAST
NAME OF COMMITTEE     CALENDAR YEAR   FUNCTIONS                                             CURRENT MEMBERS
AUDIT COMMITTEE             6         Assists the Board in fulfilling its responsibility    Paul K. Freeman (Chair),
                                      for oversight of (1) the integrity of the financial   William McClayton (Vice
                                      statements, (2) a fund's accounting and               Chair), John W. Ballantine,
                                      financial reporting policies and procedures, (3)      Henry P. Becton, Jr. and
                                      a fund's compliance with legal and regulatory         Richard J. Herring
                                      requirements related to accounting and
                                      financial reporting, (4) valuation of fund assets
                                      and securities and (5) the qualifications,
                                      independence and performance of the
                                      independent registered public accounting firm
                                      for a fund. Oversees the valuation of a fund's
                                      securities and other assets and determines, as
                                      needed, the fair value of fund securities or
                                      other assets under certain circumstances as
                                      described in the Valuation Procedures. The
                                      Audit Committee has appointed a Valuation
                                      Sub-Committee, which may make
                                      determinations of fair value required when the
                                      Audit Committee is not in session. The current
                                      members of the Valuation Sub-Committee are
                                      Paul K. Freeman, Richard J. Herring, John W.
                                      Ballantine (Alternate), Henry P. Becton, Jr.
                                      (Alternate) and William McClayton (Alternate).
                                      The Audit Committee also approves and
                                      recommends to the Board the appointment,
                                      retention or termination of the independent
                                      registered public accounting firm for a fund,
                                      reviews the scope of audit and internal
                                      controls, considers and reports to the Board on
                                      matters relating to a fund's accounting and
                                      financial reporting practices, and performs such
                                      other tasks as the full Board deems necessary
                                      or appropriate.

                        NUMBER OF
                     MEETINGS IN LAST
NAME OF COMMITTEE     CALENDAR YEAR   FUNCTIONS                                            CURRENT MEMBERS
NOMINATING AND              5         Recommends individuals for membership on             Rebecca W. Rimel (Chair),
GOVERNANCE                            the Board, nominates officers, Board and             Henry P. Becton, Jr. (Vice
COMMITTEE                             committee chairs, vice chairs and committee          Chair) and William
                                      members, and oversees the operations of the          McClayton
                                      Board. The Nominating and Governance
                                      Committee has not established specific,
                                      minimum qualifications that must be met by an
                                      individual to be considered by the Nominating
                                      and Governance Committee for nomination as
                                      a Board Member. The Nominating and
                                      Governance Committee may take into account
                                      a wide variety of factors in considering Board
                                      Member candidates, including, but not limited
                                      to: (i) availability and commitment of a
                                      candidate to attend meetings and perform his
                                      or her responsibilities to the Board, (ii) relevant
                                      industry and related experience, (iii)
                                      educational background, (iv) financial expertise,
                                      (v) an assessment of the candidate's ability,
                                      judgment and expertise, and (vi) the current
                                      composition of the Board. The Committee
                                      generally believes that the Board benefits from
                                      diversity of background, experience and views
                                      among its members, and considers this as a
                                      factor in evaluating the composition of the
                                      Board, but has not adopted any specific policy
                                      in this regard. The Nominating and Governance
                                      Committee reviews recommendations by
                                      shareholders for candidates for Board positions
                                      on the same basis as candidates
                                      recommended by other sources. Shareholders
                                      may recommend candidates for Board
                                      positions by forwarding their correspondence
                                      by US mail or courier service to Keith R. Fox,
                                      DWS Funds Board Chair, c/o Thomas R. Hiller,
                                      Ropes & Gray LLP, Prudential Tower, 800
                                      Boylston Street, Boston, MA 02199-3600.
CONTRACT                    6         Reviews at least annually, (a) a fund's financial    John W. Ballantine (Chair),
COMMITTEE                             arrangements with DIMA and its affiliates, and       Dawn-Marie Driscoll (Vice
                                      (b) a fund's expense ratios.                         Chair), Paul K. Freeman,
                                                                                           Richard J. Herring, William
                                                                                           N. Searcy, Jr. and Jean
                                                                                           Gleason Stromberg
INVESTMENT                  5         Reviews the investment operations of a fund.         William McClayton (Chair),
OVERSIGHT                                                                                  Richard J. Herring (Vice
COMMITTEE                                                                                  Chair), John W. Ballantine,
                                                                                           Henry P. Becton, Jr., Dawn-
                                                                                           Marie Driscoll, Paul K.
                                                                                           Freeman, Rebecca W.
                                                                                           Rimel, William N. Searcy, Jr.
                                                                                           and Jean Gleason
                                                                                           Stromberg

                        NUMBER OF
                     MEETINGS IN LAST
NAME OF COMMITTEE     CALENDAR YEAR   FUNCTIONS                                          CURRENT MEMBERS
OPERATIONS                  5         Reviews the administrative operations and          William N. Searcy, Jr.
COMMITTEE                             general compliance matters of the funds.           (Chair), Jean Gleason
                                      Reviews administrative matters related to the      Stromberg (Vice Chair),
                                      operations of the funds, policies and              Dawn-Marie Driscoll and
                                      procedures relating to portfolio transactions,     Rebecca W. Rimel
                                      custody arrangements, fidelity bond and
                                      insurance arrangements and such other tasks
                                      as the full Board deems necessary or
                                      appropriate.
DIVIDEND                    1         Authorizes dividends and other distributions for   Keith R. Fox, Dawn-Marie
COMMITTEE                             those funds that are organized as Maryland         Driscoll, John W. Ballantine
                                      corporations or as series of a Maryland            (Alternate), Henry P. Becton,
                                      corporation. The Committee meets on an as-         Jr. (Alternate), Paul K.
                                      needed basis. The Committee applies only to        Freeman (Alternate), Richard
                                      the following corporations: Deutsche DWS           J. Herring (Alternate),
                                      Global/International Fund, Inc. and Deutsche       William McClayton
                                      DWS International Fund, Inc.                       (Alternate), Rebecca W.
                                                                                         Rimel (Alternate), William N.
                                                                                         Searcy, Jr. (Alternate) and
                                                                                         Jean Gleason Stromberg
                                                                                         (Alternate)




AD HOC COMMITTEES. In addition to the standing committees described above, from time to time the Board may also form ad hoc committees to consider specific issues.

PART I: APPENDIX I-C - BOARD MEMBER COMPENSATION


Each Independent Board Member receives compensation from each fund for his or her services, which includes retainer fees and specified amounts for various committee services and for the Board Chairperson and Vice Chairperson. No additional compensation is paid to any Independent Board Member for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special fund industry director task forces or subcommittees. Independent Board Members do not receive any employee benefits such as pension or retirement benefits or health insurance from a fund or any fund in the DWS fund complex.


Board Members who are officers, directors, employees or stockholders of DWS or its affiliates receive no direct compensation from the fund, although they are compensated as employees of DWS, or its affiliates, and as a result may be deemed to participate in fees paid by a fund. The following tables show, for each current Independent Board Member, compensation from each fund during its most recently completed fiscal year, and aggregate compensation from all of the funds in the DWS fund complex during calendar year 2017.



AGGREGATE COMPENSATION FROM EACH FUND



BOARD MEMBER                DWS GOVERNMENT & AGENCY SECURITIES PORTFOLIO     DWS TAX-EXEMPT PORTFOLIO
INDEPENDENT BOARD MEMBER:
John W. Ballantine         $19,929                                          $1,787
Henry P. Becton, Jr.       $18,230                                          $1,649
Dawn-Marie Driscoll        $18,230                                          $1,649
Keith R. Fox               $25,023                                          $2,203
Paul K. Freeman            $19,929                                          $1,787
Richard J. Herring         $18,230                                          $1,649
William McClayton          $19,929                                          $1,787
Rebecca W. Rimel           $19,929                                          $1,787
William N. Searcy, Jr.     $19,929                                          $1,787
Jean Gleason Stromberg     $18,230                                          $1,649




TOTAL COMPENSATION FROM DWS FUND COMPLEX




                                  TOTAL COMPENSATION
                                  FROM EACH FUND AND
BOARD MEMBER                     DWS FUND COMPLEX/(1)/
INDEPENDENT BOARD MEMBER:
John W. Ballantine/(3)/         $300,000
Henry P. Becton, Jr.            $275,000
Dawn-Marie Driscoll//           $275,000
Keith R. Fox/(2)/               $375,000
Paul K. Freeman/(3)/            $300,000
Richard J. Herring              $275,000
William McClayton/(3)/          $300,000
Rebecca W. Rimel/(3)/           $300,000
William N. Searcy, Jr./(3)/     $300,000
Jean Gleason Stromberg          $275,000




(1) For each Independent Board Member, total compensation from the DWS fund complex represents compensation from 89 funds as of December 31, 2017.

(2) Includes $100,000 in annual retainer fees received by Mr. Fox as Chairperson of DWS funds.

(3) Includes $25,000 in annual retainer fees for serving as Chairperson of a Board committee.

PART I: APPENDIX I-D - PORTFOLIO MANAGEMENT

This section is not applicable to money market funds.

PART I: APPENDIX I-E - SERVICE PROVIDER COMPENSATION



DWS GOVERNMENT & AGENCY SECURITIES PORTFOLIO




                       GROSS AMOUNT     AMOUNT WAIVED     GROSS AMOUNT PAID TO     AMOUNT WAIVED BY
                       PAID TO DIMA      BY DIMA FOR        DIMA FOR GENERAL       DIMA FOR GENERAL
                       FOR ADVISORY        ADVISORY          ADMINISTRATIVE         ADMINISTRATIVE
FISCAL YEAR ENDED        SERVICES          SERVICES             SERVICES               SERVICES
2018                    $3,247,493        $2,406,714           $4,732,259              $      0
2017                    $2,922,089        $2,922,089           $4,194,659              $339,812
2016                    $2,583,611        $2,583,611           $3,687,861              $506,574




DWS GOVERNMENT & AGENCY SECURITIES PORTFOLIO - SERVICE SHARES




                       GROSS AMOUNT PAID TO     AMOUNT WAIVED BY
                         DSC FOR TRANSFER       DSC FOR TRANSFER
FISCAL YEAR ENDED         AGENCY SERVICES       AGENCY SERVICES
2018                         $130,118               $      0
2017                         $102,577               $      0
2016                         $159,164               $100,465




DWS TAX-EXEMPT PORTFOLIO




                       GROSS AMOUNT     AMOUNT WAIVED     GROSS AMOUNT PAID TO     AMOUNT WAIVED BY
                       PAID TO DIMA      BY DIMA FOR        DIMA FOR GENERAL       DIMA FOR GENERAL
                       FOR ADVISORY        ADVISORY          ADMINISTRATIVE         ADMINISTRATIVE
FISCAL YEAR ENDED        SERVICES          SERVICES             SERVICES               SERVICES
2018                     $247,413          $247,413            $  359,867              $111,972
2017                     $426,241          $311,258            $  616,216              $      0
2016                     $732,593          $732,593            $1,044,950              $368,864




DWS TAX-EXEMPT PORTFOLIO - SERVICE SHARES




                       GROSS AMOUNT PAID TO     AMOUNT WAIVED BY
                         DSC FOR TRANSFER       DSC FOR TRANSFER
FISCAL YEAR ENDED         AGENCY SERVICES       AGENCY SERVICES
2018                         $118,161               $      0
2017                         $115,576               $      0
2016                         $125,166               $112,726



THE FOLLOWING WAIVERS ARE CURRENTLY IN EFFECT:



DWS GOVERNMENT & AGENCY SECURITIES PORTFOLIO


The Advisor has contractually agreed to reduce its management fee such that after allocation of the fee to each series of the Trust, the amount payable by the fund will be limited to 0.05% of the DWS Government & Agency Securities Portfolio's average daily net assets.


From time to time, the Advisor may voluntarily waive a portion of its fees and/or reimburse certain operating expenses of the fund. These voluntary waivers and/or reimbursements may be terminated at any time at the option of the Advisor.


DWS TAX-EXEMPT PORTFOLIO

From time to time, the Advisor may voluntarily waive a portion of its fees and/or reimburse certain operating expenses of the fund. These voluntary waivers and/or reimbursements may be terminated at any time at the option of the Advisor.

PART I: APPENDIX I-F - SALES CHARGES

Not applicable.

PART I: APPENDIX I-G - DISTRIBUTION PLAN PAYMENTS

Expenses of each fund paid in connection with the Rule 12b-1 Plans for each class of shares that has adopted a Rule 12b-1 Plan are set forth below for the most recent fiscal year.


12B-1 COMPENSATION TO UNDERWRITER AND FIRMS:



                                                                     12B-1 DISTRIBUTION      AMOUNT
                                                                            FEES             WAIVED
DWS Government & Agency Securities Portfolio      Service Shares          $318,870          $ 1,739
DWS Tax-Exempt Portfolio                          Service Shares          $284,514          $23,574

PART I: APPENDIX I-H - PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS


PORTFOLIO TURNOVER RATES

Not applicable.


BROKERAGE COMMISSIONS



                             FISCAL     BROKERAGE COMMISSIONS
                              YEAR          PAID BY FUND
DWS Government & Agency      2018                $0
Securities Portfolio
                             2017                $0
                             2016                $0



BROKERAGE COMMISSIONS



                              FISCAL     BROKERAGE COMMISSIONS
                               YEAR          PAID BY FUND
DWS Tax-Exempt Portfolio      2018                $0
                              2017                $0
                              2016                $0



BROKERAGE COMMISSIONS PAID TO AFFILIATED BROKERS



                                                                         AGGREGATE                            % OF THE
                                                                         BROKERAGE                           AGGREGATE
                                                                        COMMISSIONS                            DOLLAR
                                          NAME OF                       PAID BY FUND     % OF THE TOTAL     VALUE OF ALL
                             FISCAL     AFFILIATED                     TO AFFILIATED        BROKERAGE        PORTFOLIO
                              YEAR        BROKER       AFFILIATION        BROKERS          COMMISSIONS      TRANSACTIONS
DWS Government & Agency      2018         None             -               None                -                 -
Securities Portfolio
                             2017         None             -               None                -                 -
                             2016         None             -               None                -                 -



BROKERAGE COMMISSIONS PAID TO AFFILIATED BROKERS



                                                                          AGGREGATE                            % OF THE
                                                                          BROKERAGE                           AGGREGATE
                                                                         COMMISSIONS                            DOLLAR
                                           NAME OF                       PAID BY FUND     % OF THE TOTAL     VALUE OF ALL
                              FISCAL     AFFILIATED                     TO AFFILIATED        BROKERAGE        PORTFOLIO
                               YEAR        BROKER       AFFILIATION        BROKERS          COMMISSIONS      TRANSACTIONS
DWS Tax-Exempt Portfolio      2018         None             -               None                -                 -
                              2017         None             -               None                -                 -
                              2016         None             -               None                -                 -



Listed below are the regular brokers or dealers (as such term is defined in the 1940 Act) of each fund whose securities each fund held as of the end of its most recent fiscal year and the dollar value of such securities.

DWS GOVERNMENT & AGENCY SECURITIES PORTFOLIO


The fund did not hold any securities of its regular brokers or dealers.



DWS TAX-EXEMPT PORTFOLIO


The fund did not hold any securities of its regular brokers or dealers.


TRANSACTIONS FOR RESEARCH SERVICES

For the most recent fiscal year, each fund allocated the following amount of transactions, and related commissions, to broker-dealer firms that have been deemed by the Advisor to provide research services. The provision of research services was not necessarily a factor in the placement of business with such firms.



                                                         COMMISSIONS PAID
                             AMOUNT OF TRANSACTIONS       ON TRANSACTIONS
FUND                           WITH RESEARCH FIRMS      WITH RESEARCH FIRMS
DWS Government & Agency                $0                       $0
Securities Portfolio






                                                          COMMISSIONS PAID
                              AMOUNT OF TRANSACTIONS       ON TRANSACTIONS
FUND                            WITH RESEARCH FIRMS      WITH RESEARCH FIRMS
DWS Tax-Exempt Portfolio                $0                       $0

PART I: APPENDIX I-I - INVESTMENTS, PRACTICES AND TECHNIQUES, AND RISKS

Below is a list of headings related to investments, practices and techniques, and risks which are further described in Appendix II-G.



DWS GOVERNMENT & AGENCY SECURITIES PORTFOLIO


Asset Segregation
Borrowing
Commercial Paper
Commodity Pool Operator Exclusion
Credit Enhancement
Fixed Income Securities
Illiquid Securities
Impact of Large Redemptions and Purchases of Fund Shares
Interfund Borrowing and Lending Program
Mortgage-Backed Securities
Repurchase Agreements
Stable Net Asset Value
Stand-by Commitments
Third Party Puts
US Government Securities
Variable and Floating Rate Instruments
When-Issued and Delayed-Delivery Securities
Yields and Ratings

DWS TAX-EXEMPT PORTFOLIO

Asset Segregation
Borrowing
Cash Management Vehicles
Commercial Paper
Commodity Pool Operator Exclusion
Credit Enhancement
Fixed Income Securities
Illiquid Securities
Impact of Large Redemptions and Purchases of Fund Shares
Industrial Development and Pollution Control Bonds
Interfund Borrowing and Lending Program
Investment Companies and Other Pooled Investment Vehicles
Municipal Leases, Certificates of Participation and Other Participation
Interests
Municipal Securities
Municipal Trust Receipts
Obligations of Banks and Other Financial Institutions
Participation Interests
Private Activity Bonds
Repurchase Agreements
Stable Net Asset Value
Stand-by Commitments
Tax-Exempt Commercial Paper
Tax-Exempt Pass-Through Securities
Third Party Puts
US Government Securities
Variable and Floating Rate Instruments
Variable Rate Demand Preferred Securities
When-Issued and Delayed-Delivery Securities
Yields and Ratings

PART I: APPENDIX I-J - SECURITIES LENDING ACTIVITIES

Each fund had no securities lending activity during its most recent fiscal year.

PART I: APPENDIX I-K - ADDITIONAL INFORMATION




FUND                                             CLASS              CUSIP NUMBER
DWS Government & Agency Securities Portfolio     Service Shares     147539837
Fiscal Year End: 4/30
DWS Tax-Exempt Portfolio                         Service Shares     147539696
Fiscal Year End: 4/30

                                                                     [DWS Logo]



Statement of Additional Information

August 1, 2018




CASH ACCOUNT TRUST



DWS Tax-Exempt Portfolio
 (formerly Deutsche Tax-Exempt Portfolio)
CLASS/TICKER                                TAX-EXEMPT CASH MANAGED SHARES                          TXMXX
                                            DWS TAX-EXEMPT CASH PREMIER SHARES
                                             (formerly DEUTSCHE TAX-EXEMPT CASH PREMIER SHARES)     SCIXX





This combined Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the corresponding class prospectus for the fund dated August 1, 2018, as supplemented, a copy of which may be obtained without charge by calling (800) 730-1313; by visiting dws.com (the Web site does not form a part of this SAI); or from the firm from which this SAI was obtained. This SAI is incorporated by reference into the corresponding class prospectus.



Portions of the Annual Report to Shareholders of the fund are incorporated herein by reference, and are hereby deemed to be part of this SAI. Reports to Shareholders may also be obtained without charge by calling the number provided in the preceding paragraph.


This SAI is divided into two Parts - Part I and Part II. Part I contains information that is specific to the fund, while Part II contains information that generally applies to each of the funds in the DWS funds.

STATEMENT OF ADDITIONAL INFORMATION (SAI) - PART I



                                                                                           PAGE
Part I...................................................................................   I-1
  Definitions............................................................................   I-1
  Fund Organization......................................................................   I-1
  Management of The Fund.................................................................   I-1
  Sales Charges, Distribution Plan Payments and Administrative Services Fees.............   I-2
  Portfolio Transactions, Brokerage Commissions and Securities Lending Activities........   I-2
  Investments............................................................................   I-2
  Investment Restrictions................................................................   I-3
  Taxes..................................................................................   I-5
  Independent Registered Public Accounting Firm, Reports to Shareholders and Financial      I-5
    Statements...........................................................................
  Additional Information.................................................................   I-5
  Part I: Appendix I-A - Board Member Share Ownership and Control Persons................   I-6
  Part I: Appendix I-B - Board Committees and Meetings...................................   I-9
  Part I: Appendix I-C - Board Member Compensation.......................................  I-13
  Part I: Appendix I-D - Portfolio Management............................................  I-15
  Part I: Appendix I-E - Service Provider Compensation...................................  I-16
  Part I: Appendix I-F - Sales Charges...................................................  I-17
  Part I: Appendix I-G - Distribution and Service Agreements and Plan Payments...........  I-18
  Part I: Appendix I-H - Portfolio Transactions and Brokerage Commissions................  I-19
  Part I: Appendix I-I - Investments, Practices and Techniques, and Risks................  I-20
  Part I: Appendix I-J - Securities Lending Activities...................................  I-21
  Part I: Appendix I-K - Additional Information..........................................  I-22
Part II..................................................................................  II-1
Detailed Part II table of contents precedes page II-1

PART I

DEFINITIONS

"1934 Act" - the Securities Exchange Act of 1934, as amended


"1940 Act" - the Investment Company Act of 1940, as amended


"Code" - the Internal Revenue Code of 1986, as amended


"SEC" - the Securities and Exchange Commission



"DIMA" or "Advisor" or "Administrator" - DWS Investment Management Americas, Inc., 345 Park Avenue, New York, New York 10154


"DDI" or "Distributor" - DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606


"DSC" or "Transfer Agent" - DWS Service Company, 222 South Riverside Plaza, Chicago, Illinois 60606


"DWS funds" - the US registered investment companies advised by DIMA



"Board Members" - Members of the Board of Trustees of the Trust


"Board" - Board of Trustees of the Trust


"Independent Board Members"- Board Members who are not interested persons (as defined in the 1940 Act) of the fund, the investment advisor or the distributor



"fund" or "series" - DWS Tax-Exempt Portfolio



"Custodian" - State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111


"Fund Legal Counsel" - Vedder Price P.C., 222 North LaSalle Street, Chicago, Illinois 60601


"Trustee/Director Legal Counsel" - Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199


"Trust" - Cash Account Trust


"NRSRO" - a nationally recognized statistical rating organization


"S&P" - Standard & Poor's Global Ratings Services, an NRSRO



"Moody's" - Moody's Investors Service, Inc., an NRSRO


"Fitch" - Fitch Ratings, an NRSRO



FUND ORGANIZATION


DWS Tax-Exempt Portfolio is a series of Cash Account Trust, a registered open-end management investment company, organized as a business trust under the laws of Massachusetts on March 2, 1990. The Trust is governed by an Amended and Restated Declaration of Trust dated March 17, 1990, as may be further amended from time to time (the "Declaration of Trust"). The Trust may issue an unlimited number of shares of beneficial interest in one or more series or "funds," all having no par value, which may be divided by the Board of Trustees into classes of shares, subject to compliance with the SEC regulations permitting the creation of separate classes of shares. The Trust is currently divided into two series: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. Additional information for the Trust is further described in PART II under "Fund Organization."


On February 15, 2017, Tax-Exempt Portfolio was renamed Deutsche Tax-Exempt Portfolio. On July 2, 2018, Deutsche Tax-Exempt Portfolio was renamed DWS Tax-Exempt Portfolio.




MANAGEMENT OF THE FUND


BOARD MEMBERS AND OFFICERS' IDENTIFICATION AND BACKGROUND

The identification and background of the Board Members and officers are set forth in PART II - APPENDIX II-A.


BOARD COMMITTEES AND COMPENSATION

Compensation paid to the Independent Board Members, for certain specified periods is set forth in PART I - APPENDIX I-C. Information regarding the committees of the Board, is set forth in PART I - APPENDIX I-B.

BOARD MEMBER SHARE OWNERSHIP AND CONTROL PERSONS


Information concerning the ownership of fund shares by Board Members and officers, as a group, as well as the dollar range value of each Board Member's share ownership in the fund and, on an aggregate basis, in all DWS funds overseen, by investors who control the fund, if any, and by investors who own 5% or more of any class of fund shares, if any, is set forth in PART I - APPENDIX I-A.



PORTFOLIO MANAGEMENT

Information regarding the fund's portfolio manager(s), including other accounts managed, compensation, ownership of fund shares and possible conflicts of interest, is set forth in PART I - APPENDIX I-D and PART II - APPENDIX II-B. This section does not apply to money market funds.


SERVICE PROVIDER COMPENSATION

Compensation paid by the fund to certain of its service providers for various services, including investment advisory, administrative, transfer agency, and, for certain funds, fund accounting services and subadvisory services, is set forth in PART I - APPENDIX I-E. For information regarding payments made to DDI, see PART I - APPENDIX I-F. The service provider compensation and underwriting and sales commission information is not applicable to new funds that have not completed a fiscal reporting period. Fee rates for services of the above-referenced service providers are included in PART II - APPENDIX II-C.



SALES CHARGES, DISTRIBUTION PLAN PAYMENTS AND ADMINISTRATIVE SERVICES FEES


SALES CHARGES


Initial sales charges and any contingent deferred sales charges (CDSC) paid in connection with the purchase and sale of fund shares for the three most recent fiscal years are set forth in PART I - APPENDIX I-F. This information is not applicable to funds/classes that do not impose sales charges, or to new funds/classes that have not completed a fiscal reporting period.


DISTRIBUTION AND SERVICE AGREEMENTS AND PLAN PAYMENTS

Payments made by the fund for the most recent fiscal year under the fund's Distribution and Service Agreements and Rule 12b-1 Plan, as applicable, are set forth in PART I - APPENDIX I-G. This information is not applicable to funds/classes that do not incur expenses paid in connection with Distribution and Service Agreements and Rule 12b-1 Plans, or to new funds/classes that have not completed a fiscal reporting period.




PORTFOLIO TRANSACTIONS, BROKERAGE COMMISSIONS AND SECURITIES LENDING ACTIVITIES



PORTFOLIO TURNOVER

The portfolio turnover rates for the two most recent fiscal years are set forth in PART I - APPENDIX I-H. This section does not apply to money market funds or to new funds that have not completed a fiscal reporting period.


BROKERAGE COMMISSIONS

Total brokerage commissions paid by the fund for the three most recent fiscal years are set forth in PART I - APPENDIX I-H. This section does not apply to new funds that have not completed a fiscal reporting period.


The fund's policy with respect to portfolio transactions and brokerage is set forth under "Portfolio Transactions" in PART II of this SAI.



SECURITIES LENDING ACTIVITIES

Information regarding securities lending activities of the fund, if any, during its most recent fiscal year is set forth in PART I - APPENDIX I-J.


Additional information regarding securities lending in general is set forth under "Lending of Portfolio Securities" in PART II of this SAI.




INVESTMENTS

INVESTMENTS, PRACTICES AND TECHNIQUES, AND RISKS

PART I - APPENDIX I-I includes a list of the investments, practices and techniques, and risks which the fund may employ (or be subject to) in pursuing its investment objective. PART II - APPENDIX II-G includes a description of these investments, practices and techniques, and risks.



INVESTMENT RESTRICTIONS

Except as otherwise indicated, the fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. There can be no assurance that the fund's investment objective will be met.



Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the fund, except as described below with respect to asset coverage for fund borrowings.



The fund has elected to be classified as a diversified series of an open-end management investment company. A diversified fund may not, with respect to 75% of total assets, invest more than 5% of total assets in the securities of a single issuer (other than cash and cash items, US government securities or securities of other investment companies) or invest in more than 10% of the outstanding voting securities of such issuer. A fund's election to be classified as diversified under the 1940 Act may not be changed without the vote of a majority of the outstanding voting securities (as defined herein) of the fund. The fund is also subject to additional diversification requirements imposed by Rule 2a-7 under the 1940 Act.


The following fundamental policies may not be changed without the approval of a majority of the outstanding voting securities of the fund which, under the 1940 Act and the rules thereunder and as used in this SAI, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the fund.


As a matter of fundamental policy, the fund may not do any of the following:


(1) borrow money, except as permitted under the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(2) issue senior securities, except as permitted under the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.


(3) purchase or sell commodities, except as permitted by the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.


(4) engage in the business of underwriting securities issued by others, except to the extent that the fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.


(5) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the fund reserves freedom of action to hold and to sell real estate acquired as a result of the fund's ownership of securities.


(6) make loans except as permitted under the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.


(7) concentrate its investments in a particular industry, excluding US Government obligations, as that term is used in the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.


(8) consider certain "private activity" bonds (i.e., those subject to AMT) to be Municipal Securities for purposes of the 80% limitation in compliance with the position of the staff of the Securities and Exchange Commission (the "SEC"). This is a fundamental policy so long as the staff of the SEC maintains its position, after which it would become nonfundamental.



With regard to the fundamental concentration restriction policy above for the DWS Tax-Exempt Portfolio, for purposes of determining the concentration of the fund's total assets, industrial development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.



The following is intended to help investors better understand the meaning of a fund's fundamental policies by briefly describing limitations, if any, imposed by the 1940

Act. References to the 1940 Act below may encompass rules, regulations or orders issued by the SEC and, to the extent deemed appropriate by the fund, interpretations and guidance provided by the SEC staff. These descriptions are intended as brief summaries of such limitations as of the date of this SAI; they are not comprehensive and they are qualified in all cases by reference to the 1940 Act (including any rules, regulations or orders issued by the SEC and any relevant interpretations and guidance provided by the SEC staff). These descriptions are subject to change based on evolving guidance by the appropriate regulatory authority and are not part of a fund's fundamental policies.


The 1940 Act generally permits a fund to borrow money in amounts of up to 33 1-3% of its total assets from banks for any purpose. The 1940 Act requires that after any borrowing from a bank, a fund shall maintain an asset coverage of at least 300% for all of the fund's borrowings, and, in the event that such asset coverage shall at any time fall below 300%, a fund must, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of all of a fund's borrowings shall be at least 300%. In addition, a fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). For additional information, see "Borrowing" in PART II - APPENDIX II-G.


Under the 1940 Act, a senior security does not include any promissory note or evidence of indebtedness where such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of a fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The SEC and/or its staff has indicated that certain investment practices may raise senior security issues unless a fund takes appropriate steps to segregate assets against, or cover, its obligations. A fund is permitted to engage in the investment practices described in its prospectus and in its SAI.


For additional information regarding the fund's asset segregation practices, see "Asset Segregation" in PART II - APPENDIX II-G.


At present, the 1940 Act does not set forth a maximum percentage of a fund's assets that may be invested in commodities.

Under the 1940 Act, a fund generally may not lend portfolio securities representing more than one-third of its total asset value (including the value of collateral received for loans of portfolio securities).


The SEC staff currently interprets concentration to mean investing more than 25% of a fund's assets in a particular industry or group of industries (excluding US government securities).


OTHER INVESTMENT POLICIES. The Board has adopted certain additional non-fundamental policies and restrictions which are observed in the conduct of the fund's affairs. They differ from fundamental investment policies in that they may be changed or amended by action of the Board without requiring prior notice to, or approval of, the shareholders.


As a matter of non-fundamental policy:


(1) the fund may not acquire securities of other investment companies, except as permitted by the 1940 Act and the rules, regulations and any applicable exemptive order issued thereunder.


(2) the fund may invest more than 25% of its assets in municipal securities that are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the fund's Advisor.


(3) the fund may invest more than 25% of its total assets in industrial development bonds.


(4) the fund will not purchase participation interests unless in the opinion of bond counsel, counsel for the issuers of such participations or counsel selected by the Advisor, the interest from such participations is exempt from regular federal income tax for the fund.


(5) the fund may only use banks which, in the opinion of the Advisor, are of investment quality comparable to other permitted investments of the fund for letter of credit backed investments.


(6) the fund may invest without limit in Participation Certificates, but it is currently anticipated that such investments will not exceed 25% of the fund's assets.

(7) the fund will enter into when-issued or delayed delivery transactions for the purpose of acquiring securities and not for the purpose of leverage.



Pursuant to federal regulations effective for DWS Tax-Exempt Portfolio on October 14, 2016, the Advisor considers whether a security presents minimal credit risks based on its evaluation of various factors which includes an analysis of the capacity of the security's issuer or guarantor to meet its financial obligations as well as consideration of other factors, including with respect to the issuer or guarantor: (i) financial condition, (ii) sources of liquidity, (iii) ability to react to future market-wide and issuer specific events, including ability to repay debt in a highly adverse situation; and (iv) position within its industry and industry strength within the economy and relative to economic trends and the issuer's or guarantor's competitive position within its industry.




TAXES

Important information concerning the tax consequences of an investment in the fund is contained in PART II - APPENDIX II-H.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, REPORTS TO SHAREHOLDERS AND FINANCIAL STATEMENTS

The financial highlights of the fund included in its prospectus and financial statements incorporated by reference into this SAI have been so included or incorporated by reference in reliance on the report of Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116. Ernst & Young LLP is an independent registered public accounting firm. The report is given on the authority of said firm as experts in auditing and accounting. The independent registered public accounting firm audits the financial statements of the fund and provides other audit, tax and related services. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.



The financial statements, together with the report of the Independent Registered Public Accounting Firm, financial highlights and notes to financial statements in the Annual Report to the Shareholders of the fund, dated April 30, 2018, are incorporated herein by reference and are hereby deemed to be a part of this combined SAI.


ADDITIONAL INFORMATION

For information on CUSIP numbers and fund fiscal year end information, see PART I - APPENDIX I-K.

PART I: APPENDIX I-A - BOARD MEMBER SHARE OWNERSHIP AND CONTROL PERSONS


BOARD MEMBER SHARE OWNERSHIP IN THE FUND


The following tables show the dollar range of equity securities beneficially owned by each current Board Member in the fund and in DWS funds as of December 31, 2017.



DOLLAR RANGE OF BENEFICIAL OWNERSHIP/(1)/



BOARD MEMBER                DWS TAX-EXEMPT PORTFOLIO
INDEPENDENT BOARD MEMBER:
John W. Ballantine                   None
Henry P. Becton, Jr.                 None
Dawn-Marie Driscoll              $1 - $10,000
Keith R. Fox                         None
Paul K. Freeman                      None
Richard J. Herring                   None
William McClayton                    None
Rebecca W. Rimel                     None
William N. Searcy, Jr.               None
Jean Gleason Stromberg         $10,001 - $50,000



AGGREGATE DOLLAR RANGE OF BENEFICIAL OWNERSHIP/(1)/



                             FUNDS OVERSEEN BY
                            BOARD MEMBER IN THE
                                 DWS FUNDS
INDEPENDENT BOARD MEMBER:
John W. Ballantine            Over $100,000
Henry P. Becton, Jr.          Over $100,000
Dawn-Marie Driscoll           Over $100,000
Keith R. Fox                  Over $100,000
Paul K. Freeman               Over $100,000
Richard J. Herring            Over $100,000
William McClayton             Over $100,000
Rebecca W. Rimel              Over $100,000
William N. Searcy, Jr.        Over $100,000
Jean Gleason Stromberg        Over $100,000



(1)   The  dollar  ranges  are: None, $1 - $10,000, $10,001 - $50,000, $50,001 -
      $100,000, or over $100,000.


OWNERSHIP IN SECURITIES OF THE ADVISOR AND RELATED COMPANIES


As reported to the fund, the information in the table below reflects ownership by the current Independent Board Members and their immediate family members of certain securities as of December 31, 2017. An immediate family member can be a spouse, children residing in the same household, including step and adoptive children, and any dependents. The securities represent ownership in the Advisor or Distributor and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the Advisor or Distributor (including Deutsche Bank AG and DWS Group).




                               OWNER AND                                     VALUE OF           PERCENT OF
INDEPENDENT                 RELATIONSHIP TO                 TITLE OF     SECURITIES ON AN       CLASS ON AN
BOARD MEMBER                  BOARD MEMBER      COMPANY       CLASS       AGGREGATE BASIS     AGGREGATE BASIS
John W. Ballantine                               None
Henry P. Becton, Jr.                             None
Dawn-Marie Driscoll                              None
Keith R. Fox                                     None
Paul K. Freeman                                  None
Richard J. Herring                               None
William McClayton                                None
Rebecca W. Rimel                                 None
William N. Searcy, Jr.                           None
Jean Gleason Stromberg                           None




As of July 3, 2018, all Board Members and officers owned, as a group, less than 1% of the outstanding shares of the fund.



25% OR GREATER OWNERSHIP


No investor beneficially owned 25% or more of the fund's shares as of July 3, 2018. Shareholders who beneficially own 25% or more of a fund's shares may have a significant impact on any shareholder vote of the fund.



5% OR GREATER OWNERSHIP OF SHARE CLASSES


The following table identifies those investors who owned 5% or more of a fund share class as of July 3, 2018. All holdings are of record, unless otherwise indicated.


DWS TAX-EXEMPT PORTFOLIO




NAME AND ADDRESS OF INVESTOR              SHARES                 CLASS           PERCENTAGE
                                                            DWS Tax-Exempt
LPL FINANCIAL                          17,674,582.030                               50.19%
                                                          Cash Premier Shares
9785 TOWNE CENTRE DR
SAN DIEGO CA 92121-1968
                                                            DWS Tax-Exempt
PERSHING LLC FOR THE EXCLUSIVE          6,280,244.090                               17.83%
                                                          Cash Premier Shares
BENEFIT OF CUSTOMERS
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001
                                                            DWS Tax-Exempt
KNOTFLOAT & CO                          4,130,694.280                               11.73%
                                                          Cash Premier Shares
C/O STATE STREET BANK
PO BOX 5496
BOSTON MA 02206-
                                                            DWS Tax-Exempt
SAMUEL E KRUG &                        11,504,454.920                                8.79%
                                                              Money Fund
MARION E KRUG TENCOM
6013 SUNNYSLOPE DR
NAPLES FL 34119-8625

NAME AND ADDRESS OF INVESTOR              SHARES                 CLASS           PERCENTAGE
                                                            Service Shares
HILLTOP SECURITIES INC                 26,944,854.990                               62.18%
ATTN: MONEY MARKETS
1201 ELM ST STE 3500
DALLAS TX 75270-2108
                                                            Service Shares
PERSHING LLC FOR THE EXCLUSIVE         16,390,653.050                               37.82%
BENEFIT OF CUSTOMERS
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001
                                                            Tax-Exempt Cash
FIDUCIARY TRUST CO INT'L AS            31,477,500.000                               64.62%
                                                            Managed Shares
AGENT
ATTN CASH SETTLEMENT
280 PARK AVE - 6TH FL
NEW YORK NY 10017-1274
                                                            Tax-Exempt Cash
FIDUCIARY TRUST CO INT'L AS            17,061,500.000                               35.03%
                                                            Managed Shares
AGENT
NON COMPENSATION ACCOUNT
ATTN CASH SETTLEMENT
280 PARK AVE - 6TH FL
NEW YORK NY 10017-1274
                                                          Tax-Free Investment
PERSHING LLC FOR THE EXCLUSIVE          4,603,401.360                               80.48%
                                                                 Class
BENEFIT OF CUSTOMERS
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001
                                                          Tax-Free Investment
HILLTOP SECURITIES INC                    442,806.170                                7.74%
                                                                 Class
ATTN: MONEY MARKETS
1201 ELM ST STE 3500
DALLAS TX 75270-2108

PART I: APPENDIX I-B - BOARD COMMITTEES AND MEETINGS


INFORMATION CONCERNING COMMITTEES AND MEETINGS OF THE BOARD


The Board oversees the operations of the DWS funds and meets periodically to oversee fund activities, and to review fund performance and contractual arrangements with fund service providers. The Board met 5 times during the most recently completed calendar year.



BOARD LEADERSHIP STRUCTURE


A fund's Board is responsible for the general oversight of a fund's affairs and for assuring that the fund is managed in the best interests of its shareholders. The Board regularly reviews a fund's investment performance as well as the quality of other services provided to a fund and its shareholders by DIMA and its affiliates, including administration and shareholder servicing. At least annually, the Board reviews and evaluates the fees and operating expenses paid by a fund for these services and negotiates changes that it deems appropriate. In carrying out these responsibilities, the Board is assisted by a fund's auditors, independent counsel and other experts, as appropriate, selected by and responsible to the Board.


Independent Board Members are not considered "interested persons" (as defined in the 1940 Act) of the fund or its investment adviser. These Independent Board Members must vote separately to approve all financial arrangements and other agreements with a fund's investment adviser and other affiliated parties. The role of the Independent Board Members has been characterized as that of a "watchdog" charged with oversight to protect shareholders' interests against overreaching and abuse by those who are in a position to control or influence a fund. A fund's Independent Board Members meet regularly as a group in executive session without representatives of the Advisor present. An Independent Board Member currently serves as chairman of the Board.


Taking into account the number, diversity and complexity of the funds overseen by the Board Members and the aggregate amount of assets under management in the DWS funds, the Board has determined that the efficient conduct of its affairs makes it desirable to delegate responsibility for certain specific matters to committees of the Board. These committees, which are described in more detail below, review and evaluate matters specified in their charters and/or enabling resolutions, and take actions on those matters and/or make recommendations to the Board, as appropriate. Each committee may utilize the resources of counsel and auditors as well as other experts. The committees meet as often as necessary, either in conjunction with regular meetings of the Board or otherwise. The membership and chair of each committee are appointed by the Board upon recommendation of the Nominating and Governance Committee. The membership and chair of each committee consist exclusively of Independent Board Members.


The Board has determined that this committee structure also allows the Board to focus more effectively on the oversight of risk as part of its broader oversight of a fund's affairs. While risk management is the primary responsibility of the Advisor, the Board regularly receives reports regarding investment risks and compliance risks. The Board's committee structure allows separate committees to focus on different aspects of these risks and their potential impact on some or all of the DWS funds and to discuss with the Advisor how it monitors and controls such risks.

BOARD COMMITTEES. The Board has established the following standing committees:
Audit Committee and Valuation Sub-Committee, Nominating and Governance Committee, Contract Committee, Investment Oversight Committee, Operations Committee and Dividend Committee.



                        NUMBER OF
                     MEETINGS IN LAST
NAME OF COMMITTEE     CALENDAR YEAR   FUNCTIONS                                             CURRENT MEMBERS
AUDIT COMMITTEE             6         Assists the Board in fulfilling its responsibility    Paul K. Freeman (Chair),
                                      for oversight of (1) the integrity of the financial   William McClayton (Vice
                                      statements, (2) a fund's accounting and               Chair), John W. Ballantine,
                                      financial reporting policies and procedures, (3)      Henry P. Becton, Jr. and
                                      a fund's compliance with legal and regulatory         Richard J. Herring
                                      requirements related to accounting and
                                      financial reporting, (4) valuation of fund assets
                                      and securities and (5) the qualifications,
                                      independence and performance of the
                                      independent registered public accounting firm
                                      for a fund. Oversees the valuation of a fund's
                                      securities and other assets and determines, as
                                      needed, the fair value of fund securities or
                                      other assets under certain circumstances as
                                      described in the Valuation Procedures. The
                                      Audit Committee has appointed a Valuation
                                      Sub-Committee, which may make
                                      determinations of fair value required when the
                                      Audit Committee is not in session. The current
                                      members of the Valuation Sub-Committee are
                                      Paul K. Freeman, Richard J. Herring, John W.
                                      Ballantine (Alternate), Henry P. Becton, Jr.
                                      (Alternate) and William McClayton (Alternate).
                                      The Audit Committee also approves and
                                      recommends to the Board the appointment,
                                      retention or termination of the independent
                                      registered public accounting firm for a fund,
                                      reviews the scope of audit and internal
                                      controls, considers and reports to the Board on
                                      matters relating to a fund's accounting and
                                      financial reporting practices, and performs such
                                      other tasks as the full Board deems necessary
                                      or appropriate.

                        NUMBER OF
                     MEETINGS IN LAST
NAME OF COMMITTEE     CALENDAR YEAR   FUNCTIONS                                            CURRENT MEMBERS
NOMINATING AND              5         Recommends individuals for membership on             Rebecca W. Rimel (Chair),
GOVERNANCE                            the Board, nominates officers, Board and             Henry P. Becton, Jr. (Vice
COMMITTEE                             committee chairs, vice chairs and committee          Chair) and William
                                      members, and oversees the operations of the          McClayton
                                      Board. The Nominating and Governance
                                      Committee has not established specific,
                                      minimum qualifications that must be met by an
                                      individual to be considered by the Nominating
                                      and Governance Committee for nomination as
                                      a Board Member. The Nominating and
                                      Governance Committee may take into account
                                      a wide variety of factors in considering Board
                                      Member candidates, including, but not limited
                                      to: (i) availability and commitment of a
                                      candidate to attend meetings and perform his
                                      or her responsibilities to the Board, (ii) relevant
                                      industry and related experience, (iii)
                                      educational background, (iv) financial expertise,
                                      (v) an assessment of the candidate's ability,
                                      judgment and expertise, and (vi) the current
                                      composition of the Board. The Committee
                                      generally believes that the Board benefits from
                                      diversity of background, experience and views
                                      among its members, and considers this as a
                                      factor in evaluating the composition of the
                                      Board, but has not adopted any specific policy
                                      in this regard. The Nominating and Governance
                                      Committee reviews recommendations by
                                      shareholders for candidates for Board positions
                                      on the same basis as candidates
                                      recommended by other sources. Shareholders
                                      may recommend candidates for Board
                                      positions by forwarding their correspondence
                                      by US mail or courier service to Keith R. Fox,
                                      DWS Funds Board Chair, c/o Thomas R. Hiller,
                                      Ropes & Gray LLP, Prudential Tower, 800
                                      Boylston Street, Boston, MA 02199-3600.
CONTRACT                    6         Reviews at least annually, (a) a fund's financial    John W. Ballantine (Chair),
COMMITTEE                             arrangements with DIMA and its affiliates, and       Dawn-Marie Driscoll (Vice
                                      (b) a fund's expense ratios.                         Chair), Paul K. Freeman,
                                                                                           Richard J. Herring, William
                                                                                           N. Searcy, Jr. and Jean
                                                                                           Gleason Stromberg
INVESTMENT                  5         Reviews the investment operations of a fund.         William McClayton (Chair),
OVERSIGHT                                                                                  Richard J. Herring (Vice
COMMITTEE                                                                                  Chair), John W. Ballantine,
                                                                                           Henry P. Becton, Jr., Dawn-
                                                                                           Marie Driscoll, Paul K.
                                                                                           Freeman, Rebecca W.
                                                                                           Rimel, William N. Searcy, Jr.
                                                                                           and Jean Gleason
                                                                                           Stromberg

                        NUMBER OF
                     MEETINGS IN LAST
NAME OF COMMITTEE     CALENDAR YEAR   FUNCTIONS                                          CURRENT MEMBERS
OPERATIONS                  5         Reviews the administrative operations and          William N. Searcy, Jr.
COMMITTEE                             general compliance matters of the funds.           (Chair), Jean Gleason
                                      Reviews administrative matters related to the      Stromberg (Vice Chair),
                                      operations of the funds, policies and              Dawn-Marie Driscoll and
                                      procedures relating to portfolio transactions,     Rebecca W. Rimel
                                      custody arrangements, fidelity bond and
                                      insurance arrangements and such other tasks
                                      as the full Board deems necessary or
                                      appropriate.
DIVIDEND                    1         Authorizes dividends and other distributions for   Keith R. Fox, Dawn-Marie
COMMITTEE                             those funds that are organized as Maryland         Driscoll, John W. Ballantine
                                      corporations or as series of a Maryland            (Alternate), Henry P. Becton,
                                      corporation. The Committee meets on an as-         Jr. (Alternate), Paul K.
                                      needed basis. The Committee applies only to        Freeman (Alternate), Richard
                                      the following corporations: Deutsche DWS           J. Herring (Alternate),
                                      Global/International Fund, Inc. and Deutsche       William McClayton
                                      DWS International Fund, Inc.                       (Alternate), Rebecca W.
                                                                                         Rimel (Alternate), William N.
                                                                                         Searcy, Jr. (Alternate) and
                                                                                         Jean Gleason Stromberg
                                                                                         (Alternate)




AD HOC COMMITTEES. In addition to the standing committees described above, from time to time the Board may also form ad hoc committees to consider specific issues.

PART I: APPENDIX I-C - BOARD MEMBER COMPENSATION


Each Independent Board Member receives compensation from the fund for his or her services, which includes retainer fees and specified amounts for various committee services and for the Board Chairperson and Vice Chairperson. No additional compensation is paid to any Independent Board Member for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special fund industry director task forces or subcommittees. Independent Board Members do not receive any employee benefits such as pension or retirement benefits or health insurance from the fund or any fund in the DWS fund complex.


Board Members who are officers, directors, employees or stockholders of DWS or its affiliates receive no direct compensation from the fund, although they are compensated as employees of DWS, or its affiliates, and as a result may be deemed to participate in fees paid by the fund. The following tables show, for each current Independent Board Member, compensation from the fund during its most recently completed fiscal year, and aggregate compensation from all of the funds in the DWS fund complex during calendar year 2017.



AGGREGATE COMPENSATION FROM THE FUND



BOARD MEMBER                DWS TAX-EXEMPT PORTFOLIO
INDEPENDENT BOARD MEMBER:
John W. Ballantine         $1,787
Henry P. Becton, Jr.       $1,649
Dawn-Marie Driscoll        $1,649
Keith R. Fox               $2,203
Paul K. Freeman            $1,787
Richard J. Herring         $1,649
William McClayton          $1,787
Rebecca W. Rimel           $1,787
William N. Searcy, Jr.     $1,787
Jean Gleason Stromberg     $1,649




TOTAL COMPENSATION FROM DWS FUND COMPLEX




                                  TOTAL COMPENSATION
                                   FROM THE FUND AND
BOARD MEMBER                     DWS FUND COMPLEX/(1)/
INDEPENDENT BOARD MEMBER:
John W. Ballantine/(3)/         $300,000
Henry P. Becton, Jr.            $275,000
Dawn-Marie Driscoll//           $275,000
Keith R. Fox/(2)/               $375,000
Paul K. Freeman/(3)/            $300,000
Richard J. Herring              $275,000
William McClayton/(3)/          $300,000
Rebecca W. Rimel/(3)/           $300,000
William N. Searcy, Jr./(3)/     $300,000
Jean Gleason Stromberg          $275,000




(1) For each Independent Board Member, total compensation from the DWS fund complex represents compensation from 89 funds as of December 31, 2017.

(2) Includes $100,000 in annual retainer fees received by Mr. Fox as Chairperson of DWS funds.

(3) Includes $25,000 in annual retainer fees for serving as Chairperson of a Board committee.

PART I: APPENDIX I-D - PORTFOLIO MANAGEMENT

This section is not applicable to money market funds.

PART I: APPENDIX I-E - SERVICE PROVIDER COMPENSATION



DWS TAX-EXEMPT PORTFOLIO




                       GROSS AMOUNT     AMOUNT WAIVED     GROSS AMOUNT PAID TO     AMOUNT WAIVED BY
                       PAID TO DIMA      BY DIMA FOR        DIMA FOR GENERAL       DIMA FOR GENERAL
                       FOR ADVISORY        ADVISORY          ADMINISTRATIVE         ADMINISTRATIVE
FISCAL YEAR ENDED        SERVICES          SERVICES             SERVICES               SERVICES
2018                     $247,413          $247,413            $  359,867              $111,972
2017                     $426,241          $311,258            $  616,216              $      0
2016                     $732,593          $732,593            $1,044,950              $368,864




DWS TAX-EXEMPT PORTFOLIO - TAX-EXEMPT CASH MANAGED SHARES




                       GROSS AMOUNT PAID TO     AMOUNT WAIVED BY
                         DSC FOR TRANSFER       DSC FOR TRANSFER
FISCAL YEAR ENDED         AGENCY SERVICES       AGENCY SERVICES
2018                          $34,811               $     0
2017                          $52,830               $     0
2016                          $40,533               $25,192




DWS TAX-EXEMPT PORTFOLIO - DWS TAX-EXEMPT CASH PREMIER SHARES




                       GROSS AMOUNT PAID TO     AMOUNT WAIVED BY
                         DSC FOR TRANSFER       DSC FOR TRANSFER
FISCAL YEAR ENDED         AGENCY SERVICES       AGENCY SERVICES
2018                          $ 7,768               $ 7,768
2017                          $45,833               $45,833
2016                          $87,055               $87,055



THE FOLLOWING WAIVERS ARE CURRENTLY IN EFFECT:



DWS TAX-EXEMPT CASH PREMIER SHARES


The Advisor has contractually agreed through July 31, 2019 to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Exempt Cash Premier Shares of the DWS Tax-Exempt Portfolio to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at a ratio no higher than 0.20%. The agreement may only be terminated with the consent of the fund's Board.



ALL CLASSES:


From time to time, the Advisor may voluntarily waive a portion of its fees and/or reimburse certain operating expenses of the fund. These voluntary waivers and/or reimbursements may be terminated at any time at the option of the Advisor.

PART I: APPENDIX I-F - SALES CHARGES

Not applicable.

PART I: APPENDIX I-G - DISTRIBUTION AND SERVICE AGREEMENTS AND PLAN PAYMENTS

Expenses of the fund paid in connection with the Rule 12b-1 Plans for each class of shares that has adopted a Rule 12b-1 Plan are set forth below for the most recent fiscal year.


12B-1 COMPENSATION TO UNDERWRITER AND FIRMS:



                                                                 12B-1 ADMINISTRATIVE     AMOUNT
                                                                     SERVICE FEES         WAIVED
DWS Tax-Exempt Portfolio      Tax-Exempt Cash Managed Shares            $91,335             $0

PART I: APPENDIX I-H - PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS


PORTFOLIO TURNOVER RATES

Not applicable.


BROKERAGE COMMISSIONS



                              FISCAL     BROKERAGE COMMISSIONS
                               YEAR          PAID BY FUND
DWS Tax-Exempt Portfolio      2018                $0
                              2017                $0
                              2016                $0



BROKERAGE COMMISSIONS PAID TO AFFILIATED BROKERS



                                                                          AGGREGATE                            % OF THE
                                                                          BROKERAGE                           AGGREGATE
                                                                         COMMISSIONS                            DOLLAR
                                           NAME OF                       PAID BY FUND     % OF THE TOTAL     VALUE OF ALL
                              FISCAL     AFFILIATED                     TO AFFILIATED        BROKERAGE        PORTFOLIO
                               YEAR        BROKER       AFFILIATION        BROKERS          COMMISSIONS      TRANSACTIONS
DWS Tax-Exempt Portfolio      2018         None             -               None                -                 -
                              2017         None             -               None                -                 -
                              2016         None             -               None                -                 -



The fund did not hold any securities of its regular brokers or dealers (as such term is defined in the 1940 Act) as of the end of its most recent fiscal year.


TRANSACTIONS FOR RESEARCH SERVICES

For the most recent fiscal year, the fund allocated the following amount of transactions, and related commissions, to broker-dealer firms that have been deemed by the Advisor to provide research services. The provision of research services was not necessarily a factor in the placement of business with such firms.



                                                          COMMISSIONS PAID
                              AMOUNT OF TRANSACTIONS       ON TRANSACTIONS
FUND                            WITH RESEARCH FIRMS      WITH RESEARCH FIRMS
DWS Tax-Exempt Portfolio                $0                       $0

PART I: APPENDIX I-I - INVESTMENTS, PRACTICES AND TECHNIQUES, AND RISKS

Below is a list of headings related to investments, practices and techniques, and risks which are further described in Appendix II-G.



DWS TAX-EXEMPT PORTFOLIO


Asset Segregation
Borrowing
Cash Management Vehicles
Commercial Paper
Commodity Pool Operator Exclusion
Credit Enhancement
Fixed Income Securities
Illiquid Securities
Impact of Large Redemptions and Purchases of Fund Shares
Industrial Development and Pollution Control Bonds
Interfund Borrowing and Lending Program
Investment Companies and Other Pooled Investment Vehicles
Municipal Leases, Certificates of Participation and Other Participation
Interests
Municipal Securities
Municipal Trust Receipts
Obligations of Banks and Other Financial Institutions
Participation Interests
Private Activity Bonds
Repurchase Agreements
Stable Net Asset Value
Stand-by Commitments
Tax-Exempt Commercial Paper
Tax-Exempt Pass-Through Securities
Third Party Puts
US Government Securities
Variable and Floating Rate Instruments
Variable Rate Demand Preferred Securities
When-Issued and Delayed-Delivery Securities
Yields and Ratings

PART I: APPENDIX I-J - SECURITIES LENDING ACTIVITIES

The fund had no securities lending activity during its most recent fiscal year.

PART I: APPENDIX I-K - ADDITIONAL INFORMATION




FUND                         CLASS                                  CUSIP NUMBER
DWS Tax-Exempt Portfolio     Tax-Exempt Cash Managed Shares         147539878
Fiscal Year End: 4/30        DWS Tax-Exempt Cash Premier Shares     147539886

                                                                      [DWS Logo]



Statement of Additional Information

August 1, 2018




CASH ACCOUNT TRUST



DWS Tax-Exempt Portfolio
 (formerly Deutsche Tax-Exempt Portfolio)
                                            DWS TAX-FREE MONEY FUND CLASS S
CLASS/TICKER                                 (formerly DEUTSCHE TAX-FREE MONEY FUND CLASS S)     DTCXX



INVESTORS CASH TRUST



DWS Treasury Portfolio
 (formerly Deutsche Treasury Portfolio)
                                          DWS U.S. TREASURY MONEY FUND CLASS S
CLASS/TICKER                               (formerly DEUTSCHE U.S. TREASURY MONEY FUND CLASS S)     IUSXX





This combined Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the corresponding class prospectus for each fund dated August 1, 2018, as supplemented, a copy of which may be obtained without charge by calling (800) 728-3337; by visiting dws.com (the Web site does not form a part of this SAI); or from the firm from which this SAI was obtained. This SAI is incorporated by reference into the corresponding class prospectus.



Portions of the Annual Report to Shareholders of each fund are incorporated herein by reference, and are hereby deemed to be part of this SAI. Reports to Shareholders may also be obtained without charge by calling the number provided in the preceding paragraph.


This SAI is divided into two Parts - Part I and Part II. Part I contains information that is specific to each fund, while Part II contains information that generally applies to each of the funds in the DWS funds.

STATEMENT OF ADDITIONAL INFORMATION (SAI) - PART I



                                                                                           PAGE
Part I...................................................................................   I-1
  Definitions............................................................................   I-1
  Fund Organization......................................................................   I-1
  Management of Each Fund................................................................   I-2
  Sales Charges, Distribution Plan Payments and Administrative Services Fees.............   I-2
  Portfolio Transactions, Brokerage Commissions and Securities Lending Activities........   I-2
  Investments............................................................................   I-3
  Investment Restrictions................................................................   I-3
  Taxes..................................................................................   I-5
  Independent Registered Public Accounting Firm, Reports to Shareholders and Financial      I-5
    Statements...........................................................................
  Additional Information.................................................................   I-5
  Part I: Appendix I-A - Board Member Share Ownership and Control Persons................   I-6
  Part I: Appendix I-B - Board Committees and Meetings...................................  I-10
  Part I: Appendix I-C - Board Member Compensation.......................................  I-14
  Part I: Appendix I-D - Portfolio Management............................................  I-16
  Part I: Appendix I-E - Service Provider Compensation...................................  I-17
  Part I: Appendix I-F - Sales Charges...................................................  I-19
  Part I: Appendix I-G - Distribution and Service Agreements and Plan Payments...........  I-20
  Part I: Appendix I-H - Portfolio Transactions and Brokerage Commissions................  I-21
  Part I: Appendix I-I - Investments, Practices and Techniques, and Risks................  I-23
  Part I: Appendix I-J - Securities Lending Activities...................................  I-25
  Part I: Appendix I-K - Additional Information..........................................  I-26
Part II..................................................................................  II-1
Detailed Part II table of contents precedes page II-1

PART I

DEFINITIONS

"1934 Act" - the Securities Exchange Act of 1934, as amended


"1940 Act" - the Investment Company Act of 1940, as amended


"Code" - the Internal Revenue Code of 1986, as amended


"SEC" - the Securities and Exchange Commission



"DIMA" or "Advisor" or "Administrator" - DWS Investment Management Americas, Inc., 345 Park Avenue, New York, New York 10154


"DDI" or "Distributor" - DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606


"DSC" or "Transfer Agent" - DWS Service Company, 222 South Riverside Plaza, Chicago, Illinois 60606


"DWS funds" - the US registered investment companies advised by DIMA



"Board Members" - Members of the Board of Trustees of the Trust


"Board" - Board of Trustees of the Trust


"Independent Board Members"- Board Members who are not interested persons (as defined in the 1940 Act) of the fund, the investment advisor or the distributor



"fund" or "series" - DWS Tax-Exempt Portfolio and/or DWS Treasury Portfolio as the context may require



"Custodian" - State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111


"Fund Legal Counsel" - Vedder Price P.C., 222 North LaSalle Street, Chicago, Illinois 60601


"Trustee/Director Legal Counsel" - Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199


"Trust" - Cash Account Trust and/or Investors Cash Trust, as the context may require

"NRSRO" - a nationally recognized statistical rating organization



"S&P" - Standard & Poor's Global Ratings Services, an NRSRO



"Moody's" - Moody's Investors Service, Inc., an NRSRO


"Fitch" - Fitch Ratings, an NRSRO



FUND ORGANIZATION



DWS TAX-EXEMPT PORTFOLIO

DWS Tax-Exempt Portfolio is a series of Cash Account Trust, a registered open-end management investment company, organized as a business trust under the laws of Massachusetts on March 2, 1990. The Trust is governed by an Amended and Restated Declaration of Trust dated March 17, 1990, as may be further amended from time to time (the "Declaration of Trust"). The Trust may issue an unlimited number of shares of beneficial interest in one or more series or "funds," all having no par value, which may be divided by the Board of Trustees into classes of shares, subject to compliance with the SEC regulations permitting the creation of separate classes of shares. The Trust is currently divided into two series: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. Additional information for the Trust is further described in PART II under "Fund Organization."


On February 15, 2017, Tax-Exempt Portfolio was renamed Deutsche Tax-Exempt Portfolio. On July 2, 2018, Deutsche Tax-Exempt Portfolio was renamed DWS Tax-Exempt Portfolio.


DWS TREASURY PORTFOLIO

DWS Treasury Portfolio is a series of Investors Cash Trust, a registered open-end management investment company, organized as a Massachusetts business trust established under the laws of Massachusetts on March 2, 1990. The Trust is currently divided into three series: DWS Central Cash Management Government Fund, DWS Variable NAV Money Fund and DWS Treasury Portfolio.


On February 15, 2017, Treasury Portfolio was renamed Deutsche Treasury Portfolio. On July 2, 2018, Deutsche Treasury Portfolio was renamed DWS Treasury Portfolio.

Investors Cash Trust is governed by an Amended and Restated Declaration of Trust dated June 2, 2008, as may be further amended from time to time (the "Declaration of Trust"). The Declaration of Trust was last approved by shareholders in 2008. Additional information about the Trust is set forth in
PART II under "Fund Organization."



MANAGEMENT OF EACH FUND


BOARD MEMBERS AND OFFICERS' IDENTIFICATION AND BACKGROUND

The identification and background of the Board Members and officers are set forth in PART II - APPENDIX II-A.


BOARD COMMITTEES AND COMPENSATION

Compensation paid to the Independent Board Members, for certain specified periods is set forth in PART I - APPENDIX I-C. Information regarding the committees of the Board, is set forth in PART I - APPENDIX I-B.


BOARD MEMBER SHARE OWNERSHIP AND CONTROL PERSONS


Information concerning the ownership of fund shares by Board Members and officers, as a group, as well as the dollar range value of each Board Member's share ownership in each fund and, on an aggregate basis, in all DWS funds overseen, by investors who control the fund, if any, and by investors who own 5% or more of any class of fund shares, if any, is set forth in PART I - APPENDIX I-A.



PORTFOLIO MANAGEMENT

Information regarding each fund's portfolio manager(s), including other accounts managed, compensation, ownership of fund shares and possible conflicts of interest, is set forth in PART I - APPENDIX I-D and PART II - APPENDIX II-B. This section does not apply to money market funds.


SERVICE PROVIDER COMPENSATION

Compensation paid by each fund to certain of its service providers for various services, including investment advisory, administrative, transfer agency, and, for certain funds, fund accounting services and subadvisory services, is set forth in PART I - APPENDIX I-E. For information regarding payments made to DDI, see PART I - APPENDIX I-F. The service provider compensation and underwriting and sales commission information is not applicable to new funds that have not completed a fiscal reporting period. Fee rates for services of the above-referenced service providers are included in PART II - APPENDIX II-C.



SALES CHARGES, DISTRIBUTION PLAN PAYMENTS AND ADMINISTRATIVE SERVICES FEES


SALES CHARGES


Initial sales charges and any contingent deferred sales charges (CDSC) paid in connection with the purchase and sale of fund shares for the three most recent fiscal years are set forth in PART I - APPENDIX I-F. This information is not applicable to funds/classes that do not impose sales charges, or to new funds/classes that have not completed a fiscal reporting period.



DISTRIBUTION AND SERVICE AGREEMENTS AND PLAN PAYMENTS

Payments made by each fund for the most recent fiscal year under each fund's Distribution and Service Agreements and Rule 12b-1 Plan, as applicable, are set forth in PART I - APPENDIX I-G. This information is not applicable to funds/classes that do not incur expenses paid in connection with Distribution and Service Agreements and Rule 12b-1 Plans, or to new funds/classes that have not completed a fiscal reporting period.




PORTFOLIO TRANSACTIONS, BROKERAGE COMMISSIONS AND SECURITIES LENDING ACTIVITIES



PORTFOLIO TURNOVER

The portfolio turnover rates for the two most recent fiscal years are set forth in PART I - APPENDIX I-H. This section does not apply to money market funds or to new funds that have not completed a fiscal reporting period.


BROKERAGE COMMISSIONS

Total brokerage commissions paid by each fund for the three most recent fiscal years are set forth in PART I - APPENDIX I-H. This section does not apply to new funds that have not completed a fiscal reporting period.


Each fund's policy with respect to portfolio transactions and brokerage is set forth under "Portfolio Transactions" in PART II of this SAI.

SECURITIES LENDING ACTIVITIES

Information regarding securities lending activities of each fund, if any, during its most recent fiscal year is set forth in PART I - APPENDIX I-J.


Additional information regarding securities lending in general is set forth under "Lending of Portfolio Securities" in PART II of this SAI.




INVESTMENTS

INVESTMENTS, PRACTICES AND TECHNIQUES, AND RISKS

PART I - APPENDIX I-I includes a list of the investments, practices and techniques, and risks which each fund may employ (or be subject to) in pursuing its investment objective. PART II - APPENDIX II-G includes a description of these investments, practices and techniques, and risks.



INVESTMENT RESTRICTIONS

Unless otherwise stated, the policies below apply to each fund.


Except as otherwise indicated, each fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. There can be no assurance that each fund's investment objective will be met.



Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a fund, except as described below with respect to asset coverage for fund borrowings.



Each fund has elected to be classified as a diversified series of an open-end management investment company. A diversified fund may not, with respect to 75% of total assets, invest more than 5% of total assets in the securities of a single issuer (other than cash and cash items, US government securities or securities of other investment companies) or invest in more than 10% of the outstanding voting securities of such issuer. A fund's election to be classified as diversified under the 1940 Act may not be changed without the vote of a majority of the outstanding voting securities (as defined herein) of the fund. Each fund is also subject to additional diversification requirements imposed by Rule 2a-7 under the 1940 Act.


The following fundamental policies may not be changed without the approval of a majority of the outstanding voting securities of a fund which, under the 1940 Act and the rules thereunder and as used in this SAI, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of a fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of a fund.


As a matter of fundamental policy, a fund may not do any of the following:


(1) borrow money, except as permitted under the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.


(2) issue senior securities, except as permitted under the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.


(3) purchase or sell commodities, except as permitted by the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.


(4) engage in the business of underwriting securities issued by others, except to the extent that the fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.


(5) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the fund reserves freedom of action to hold and to sell real estate acquired as a result of the fund's ownership of securities.


(6) make loans except as permitted under the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.



(7) (for DWS Treasury Portfolio only) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(8) (for DWS Tax-Exempt Portfolio only) concentrate its investments in a particular industry, excluding US Government obligations, as that term is used in the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.




(9) (for DWS Tax-Exempt Portfolio only) consider certain "private activity" bonds (i.e., those subject to AMT) to be Municipal Securities for purposes of the 80% limitation in compliance with the position of the staff of the Securities and Exchange Commission (the "SEC"). This is a fundamental policy so long as the staff of the SEC maintains its position, after which it would become nonfundamental.


With regard to the fundamental concentration restriction policy above for the DWS Tax-Exempt Portfolio, for purposes of determining the concentration of the fund's total assets, industrial development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.



The following is intended to help investors better understand the meaning of a fund's fundamental policies by briefly describing limitations, if any, imposed by the 1940 Act. References to the 1940 Act below may encompass rules, regulations or orders issued by the SEC and, to the extent deemed appropriate by the fund, interpretations and guidance provided by the SEC staff. These descriptions are intended as brief summaries of such limitations as of the date of this SAI; they are not comprehensive and they are qualified in all cases by reference to the 1940 Act (including any rules, regulations or orders issued by the SEC and any relevant interpretations and guidance provided by the SEC staff). These descriptions are subject to change based on evolving guidance by the appropriate regulatory authority and are not part of a fund's fundamental policies.


The 1940 Act generally permits a fund to borrow money in amounts of up to 33 1-3% of its total assets from banks for any purpose. The 1940 Act requires that after any borrowing from a bank, a fund shall maintain an asset coverage of at least 300% for all of the fund's borrowings, and, in the event that such asset coverage shall at any time fall below 300%, a fund must, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of all of a fund's borrowings shall be at least 300%. In addition, a fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). For additional information, see "Borrowing" in PART II - APPENDIX II-G.


Under the 1940 Act, a senior security does not include any promissory note or evidence of indebtedness where such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of a fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The SEC and/or its staff has indicated that certain investment practices may raise senior security issues unless a fund takes appropriate steps to segregate assets against, or cover, its obligations. A fund is permitted to engage in the investment practices described in its prospectus and in its SAI.


For additional information regarding the fund's asset segregation practices, see "Asset Segregation" in PART II - APPENDIX II-G.


At present, the 1940 Act does not set forth a maximum percentage of a fund's assets that may be invested in commodities.


Under the 1940 Act, a fund generally may not lend portfolio securities representing more than one-third of its total asset value (including the value of collateral received for loans of portfolio securities).


The SEC staff currently interprets concentration to mean investing more than 25% of a fund's assets in a particular industry or group of industries (excluding US government securities).


OTHER INVESTMENT POLICIES. The Board has adopted certain additional non-fundamental policies and restrictions which are observed in the conduct of a fund's affairs. They differ from fundamental investment policies in that they may be changed or amended by action of the Board without requiring prior notice to, or approval of, the shareholders.


As a matter of non-fundamental policy:



(1) (for DWS Tax-Exempt Portfolio only) the fund may not acquire securities of other investment companies, except as permitted by the 1940 Act and the rules, regulations and any applicable exemptive order issued thereunder.




(2) (for DWS Tax-Exempt Portfolio only) the fund may invest more than 25% of its assets in municipal securities that are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the fund's Advisor.



(3) (for DWS Tax-Exempt Portfolio only) the fund may invest more than 25% of its total assets in industrial development bonds.




(4) (for DWS Tax-Exempt Portfolio only) the fund will not purchase participation interests unless in the opinion of bond counsel, counsel for the issuers of such participations or counsel selected by the Advisor, the interest from such participations is exempt from regular federal income tax for the fund.




(5) (for DWS Tax-Exempt Portfolio only) the fund may only use banks which, in the opinion of the Advisor, are of investment quality comparable to other permitted investments of the fund for letter of credit backed investments.




(6) (for DWS Tax-Exempt Portfolio only) the fund may invest without limit in Participation Certificates, but it is currently anticipated that such investments will not exceed 25% of the fund's assets.



(7) the fund will enter into when-issued or delayed delivery transactions for the purpose of acquiring securities and not for the purpose of leverage.



Pursuant to federal regulations effective for DWS Tax-Exempt Portfolio on October 14, 2016, the Advisor considers whether a security presents minimal credit risks based on its evaluation of various factors which includes an analysis of the capacity of the security's issuer or guarantor to meet its financial obligations as well as consideration of other factors, including with respect to the issuer or guarantor: (i) financial condition, (ii) sources of liquidity, (iii) ability to react to future market-wide and issuer specific events, including ability to repay debt in a highly adverse situation; and (iv) position within its industry and industry strength within the economy and relative to economic trends and the issuer's or guarantor's competitive position within its industry.




TAXES

Important information concerning the tax consequences of an investment in each fund is contained in PART II - APPENDIX II-H.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, REPORTS TO SHAREHOLDERS AND FINANCIAL STATEMENTS

The financial highlights of each fund included in its prospectus and financial statements incorporated by reference into this SAI have been so included or incorporated by reference in reliance on the report of Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116. Ernst & Young LLP is an independent registered public accounting firm. The report is given on the authority of said firm as experts in auditing and accounting. The independent registered public accounting firm audits the financial statements of each fund and provides other audit, tax and related services. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.



The financial statements, together with the report of the Independent Registered Public Accounting Firm, financial highlights and notes to financial statements in the Annual Report to the Shareholders of each fund, dated April 30, 2018 for DWS Tax-Exempt Portfolio and March 31, 2018 for DWS Treasury Portfolio, are incorporated herein by reference and are hereby deemed to be a part of this combined SAI.




ADDITIONAL INFORMATION

For information on CUSIP numbers and fund fiscal year end information, see PART I - APPENDIX I-K.

PART I: APPENDIX I-A - BOARD MEMBER SHARE OWNERSHIP AND CONTROL PERSONS


BOARD MEMBER SHARE OWNERSHIP IN EACH FUND


The following tables show the dollar range of equity securities beneficially owned by each current Board Member in each fund and in DWS funds as of December 31, 2017.



DOLLAR RANGE OF BENEFICIAL OWNERSHIP/(1)/



BOARD MEMBER                DWS TREASURY PORTFOLIO     DWS TAX-EXEMPT PORTFOLIO
INDEPENDENT BOARD MEMBER:
John W. Ballantine                   None                       None
Henry P. Becton, Jr.                 None                       None
Dawn-Marie Driscoll                  None                   $1 - $10,000
Keith R. Fox                         None                       None
Paul K. Freeman                      None                       None
Richard J. Herring                   None                       None
William McClayton                    None                       None
Rebecca W. Rimel                     None                       None
William N. Searcy, Jr.               None                       None
Jean Gleason Stromberg               None                 $10,001 - $50,000



AGGREGATE DOLLAR RANGE OF BENEFICIAL OWNERSHIP/(1)/



                             FUNDS OVERSEEN BY
                            BOARD MEMBER IN THE
                                 DWS FUNDS
INDEPENDENT BOARD MEMBER:
John W. Ballantine            Over $100,000
Henry P. Becton, Jr.          Over $100,000
Dawn-Marie Driscoll           Over $100,000
Keith R. Fox                  Over $100,000
Paul K. Freeman               Over $100,000
Richard J. Herring            Over $100,000
William McClayton             Over $100,000
Rebecca W. Rimel              Over $100,000
William N. Searcy, Jr.        Over $100,000
Jean Gleason Stromberg        Over $100,000



(1)   The  dollar  ranges  are: None, $1 - $10,000, $10,001 - $50,000, $50,001 -
      $100,000, or over $100,000.


OWNERSHIP IN SECURITIES OF THE ADVISOR AND RELATED COMPANIES


As reported to each fund, the information in the table below reflects ownership by the current Independent Board Members and their immediate family members of certain securities as of December 31, 2017. An immediate family member can be a spouse, children residing in the same household, including step and adoptive children, and any dependents. The securities represent ownership in the Advisor or Distributor and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the Advisor or Distributor (including Deutsche Bank AG and DWS Group).




                               OWNER AND                                     VALUE OF           PERCENT OF
INDEPENDENT                 RELATIONSHIP TO                 TITLE OF     SECURITIES ON AN       CLASS ON AN
BOARD MEMBER                  BOARD MEMBER      COMPANY       CLASS       AGGREGATE BASIS     AGGREGATE BASIS
John W. Ballantine                               None
Henry P. Becton, Jr.                             None
Dawn-Marie Driscoll                              None
Keith R. Fox                                     None
Paul K. Freeman                                  None
Richard J. Herring                               None
William McClayton                                None
Rebecca W. Rimel                                 None
William N. Searcy, Jr.                           None
Jean Gleason Stromberg                           None




As of July 3, 2018, all Board Members and officers owned, as a group, less than 1% of the outstanding shares of a fund.



25% OR GREATER OWNERSHIP


Shareholders who beneficially own 25% or more of a fund's shares may have a significant impact on any shareholder vote of the fund. The following table identifies those investors who owned 25% or more of a fund's shares as of July 3, 2018:


DWS TREASURY PORTFOLIO




NAME AND ADDRESS OF INVESTOR             SHARES            PERCENTAGE
BAND & CO                            1,077,925,892.080        45.58%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787



5% OR GREATER OWNERSHIP OF SHARE CLASSES



The following table identifies those investors who owned 5% or more of a fund share class as of July 3, 2018. All holdings are of record, unless otherwise indicated.


DWS TAX-EXEMPT PORTFOLIO




NAME AND ADDRESS OF INVESTOR              SHARES                 CLASS           PERCENTAGE
                                                            DWS Tax-Exempt
LPL FINANCIAL                          17,674,582.030                               50.19%
                                                          Cash Premier Shares
9785 TOWNE CENTRE DR
SAN DIEGO CA 92121-1968
                                                            DWS Tax-Exempt
PERSHING LLC FOR THE EXCLUSIVE          6,280,244.090                               17.83%
                                                          Cash Premier Shares
BENEFIT OF CUSTOMERS
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001

NAME AND ADDRESS OF INVESTOR             SHARES                 CLASS           PERCENTAGE
                                                           DWS Tax-Exempt
KNOTFLOAT & CO                         4,130,694.280                               11.73%
                                                         Cash Premier Shares
C/O STATE STREET BANK
PO BOX 5496
BOSTON MA 02206-
                                                           DWS Tax-Exempt
SAMUEL E KRUG &                       11,504,454.920                                8.79%
                                                             Money Fund
MARION E KRUG TENCOM
6013 SUNNYSLOPE DR
NAPLES FL 34119-8625
                                                           Service Shares
HILLTOP SECURITIES INC                26,944,854.990                               62.18%
ATTN: MONEY MARKETS
1201 ELM ST STE 3500
DALLAS TX 75270-2108
                                                           Service Shares
PERSHING LLC FOR THE EXCLUSIVE        16,390,653.050                               37.82%
BENEFIT OF CUSTOMERS
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001
                                                           Tax-Exempt Cash
FIDUCIARY TRUST CO INT'L AS           31,477,500.000                               64.62%
                                                           Managed Shares
AGENT
ATTN CASH SETTLEMENT
280 PARK AVE - 6TH FL
NEW YORK NY 10017-1274
                                                           Tax-Exempt Cash
FIDUCIARY TRUST CO INT'L AS           17,061,500.000                               35.03%
                                                           Managed Shares
AGENT
NON COMPENSATION ACCOUNT
ATTN CASH SETTLEMENT
280 PARK AVE - 6TH FL
NEW YORK NY 10017-1274
                                                         Tax-Free Investment
PERSHING LLC FOR THE EXCLUSIVE         4,603,401.360                               80.48%
                                                                Class
BENEFIT OF CUSTOMERS
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001
                                                         Tax-Free Investment
HILLTOP SECURITIES INC                   442,806.170                                7.74%
                                                                Class
ATTN: MONEY MARKETS
1201 ELM ST STE 3500
DALLAS TX 75270-2108




DWS TREASURY PORTFOLIO




NAME AND ADDRESS OF INVESTOR             SHARES                   CLASS            PERCENTAGE
                                                           Institutional Shares
BAND & CO                            1,077,925,892.080                                50.93%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787
                                                           Institutional Shares
HARE & CO #2                           355,004,187.380                                16.77%
111 SANDERS CREEK PKWY
EAST SYRACUSE NY 13057-1382

NAME AND ADDRESS OF INVESTOR            SHARES                  CLASS            PERCENTAGE
                                                         Institutional Shares
KNOTFLOAT & CO                       201,209,164.460                                9.51%
C/O STATE STREET BANK
PO BOX 5496
BOSTON MA 02206-5496
                                                           Investment Class
KNOTFLOAT & CO                        81,517,905.220                               55.22%
                                                                Shares
C/O STATE STREET BANK
PO BOX 5496
BOSTON MA 02206-5496
                                                           Investment Class
PERSHING LLC FOR THE                  27,567,324.230                               18.67%
                                                                Shares
EXCLUSIVE
BENEFIT OF CUSTOMERS
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001
                                                           Investment Class
RELIANCE TRUST CO TTEE                15,882,099.640                               10.76%
                                                                Shares
FBO ADP ACCESS LARGE
MARKET 401K
1100 ABERNATHY RD
ATLANTA GA 30328-5620
                                                            Capital Shares
JEAN E MOTTER                             29,935.550                               74.63%
183 PARK ST
ASPERS PA 17304-9600
                                                            Capital Shares
DIMA INC                                  10,177.700                               25.37%
ATTN NANCY TANZIL &
RHEEZA RAMOS
CONTROLLING
60 WALL STREET 22ND FLOOR
MAILSTOP NYC60-2255
NEW YORK NY 10005-2865
                                                          DWS U.S. Treasury
RELIANCE TRUST CO TTEE                17,265,153.590                               17.14%
                                                           Money Fund Class
FBO ADP ACCESS LARGE
                                                                  S
MARKET 401K
1100 ABERNATHY RD
ATLANTA GA 30328-5620
                                                          DWS U.S. Treasury
STATE STREET BANK & TR TTEE            6,567,974.880                                6.52%
                                                           Money Fund Class
AND/OR CUST
                                                                  S
FBO ADP ACCESS PRODUCT
1 LINCOLN ST
BOSTON MA 02111-2901

PART I: APPENDIX I-B - BOARD COMMITTEES AND MEETINGS


INFORMATION CONCERNING COMMITTEES AND MEETINGS OF THE BOARD


The Board oversees the operations of the DWS funds and meets periodically to oversee fund activities, and to review fund performance and contractual arrangements with fund service providers. The Board met 5 times during the most recently completed calendar year.



BOARD LEADERSHIP STRUCTURE


A fund's Board is responsible for the general oversight of a fund's affairs and for assuring that the fund is managed in the best interests of its shareholders. The Board regularly reviews a fund's investment performance as well as the quality of other services provided to a fund and its shareholders by DIMA and its affiliates, including administration and shareholder servicing. At least annually, the Board reviews and evaluates the fees and operating expenses paid by a fund for these services and negotiates changes that it deems appropriate. In carrying out these responsibilities, the Board is assisted by a fund's auditors, independent counsel and other experts, as appropriate, selected by and responsible to the Board.


Independent Board Members are not considered "interested persons" (as defined in the 1940 Act) of the fund or its investment adviser. These Independent Board Members must vote separately to approve all financial arrangements and other agreements with a fund's investment adviser and other affiliated parties. The role of the Independent Board Members has been characterized as that of a "watchdog" charged with oversight to protect shareholders' interests against overreaching and abuse by those who are in a position to control or influence a fund. A fund's Independent Board Members meet regularly as a group in executive session without representatives of the Advisor present. An Independent Board Member currently serves as chairman of the Board.


Taking into account the number, diversity and complexity of the funds overseen by the Board Members and the aggregate amount of assets under management in the DWS funds, the Board has determined that the efficient conduct of its affairs makes it desirable to delegate responsibility for certain specific matters to committees of the Board. These committees, which are described in more detail below, review and evaluate matters specified in their charters and/or enabling resolutions, and take actions on those matters and/or make recommendations to the Board, as appropriate. Each committee may utilize the resources of counsel and auditors as well as other experts. The committees meet as often as necessary, either in conjunction with regular meetings of the Board or otherwise. The membership and chair of each committee are appointed by the Board upon recommendation of the Nominating and Governance Committee. The membership and chair of each committee consist exclusively of Independent Board Members.


The Board has determined that this committee structure also allows the Board to focus more effectively on the oversight of risk as part of its broader oversight of a fund's affairs. While risk management is the primary responsibility of the Advisor, the Board regularly receives reports regarding investment risks and compliance risks. The Board's committee structure allows separate committees to focus on different aspects of these risks and their potential impact on some or all of the DWS funds and to discuss with the Advisor how it monitors and controls such risks.

BOARD COMMITTEES. The Board has established the following standing committees:
Audit Committee and Valuation Sub-Committee, Nominating and Governance Committee, Contract Committee, Investment Oversight Committee, Operations Committee and Dividend Committee.



                        NUMBER OF
                     MEETINGS IN LAST
NAME OF COMMITTEE     CALENDAR YEAR   FUNCTIONS                                             CURRENT MEMBERS
AUDIT COMMITTEE             6         Assists the Board in fulfilling its responsibility    Paul K. Freeman (Chair),
                                      for oversight of (1) the integrity of the financial   William McClayton (Vice
                                      statements, (2) a fund's accounting and               Chair), John W. Ballantine,
                                      financial reporting policies and procedures, (3)      Henry P. Becton, Jr. and
                                      a fund's compliance with legal and regulatory         Richard J. Herring
                                      requirements related to accounting and
                                      financial reporting, (4) valuation of fund assets
                                      and securities and (5) the qualifications,
                                      independence and performance of the
                                      independent registered public accounting firm
                                      for a fund. Oversees the valuation of a fund's
                                      securities and other assets and determines, as
                                      needed, the fair value of fund securities or
                                      other assets under certain circumstances as
                                      described in the Valuation Procedures. The
                                      Audit Committee has appointed a Valuation
                                      Sub-Committee, which may make
                                      determinations of fair value required when the
                                      Audit Committee is not in session. The current
                                      members of the Valuation Sub-Committee are
                                      Paul K. Freeman, Richard J. Herring, John W.
                                      Ballantine (Alternate), Henry P. Becton, Jr.
                                      (Alternate) and William McClayton (Alternate).
                                      The Audit Committee also approves and
                                      recommends to the Board the appointment,
                                      retention or termination of the independent
                                      registered public accounting firm for a fund,
                                      reviews the scope of audit and internal
                                      controls, considers and reports to the Board on
                                      matters relating to a fund's accounting and
                                      financial reporting practices, and performs such
                                      other tasks as the full Board deems necessary
                                      or appropriate.

                        NUMBER OF
                     MEETINGS IN LAST
NAME OF COMMITTEE     CALENDAR YEAR   FUNCTIONS                                            CURRENT MEMBERS
NOMINATING AND              5         Recommends individuals for membership on             Rebecca W. Rimel (Chair),
GOVERNANCE                            the Board, nominates officers, Board and             Henry P. Becton, Jr. (Vice
COMMITTEE                             committee chairs, vice chairs and committee          Chair) and William
                                      members, and oversees the operations of the          McClayton
                                      Board. The Nominating and Governance
                                      Committee has not established specific,
                                      minimum qualifications that must be met by an
                                      individual to be considered by the Nominating
                                      and Governance Committee for nomination as
                                      a Board Member. The Nominating and
                                      Governance Committee may take into account
                                      a wide variety of factors in considering Board
                                      Member candidates, including, but not limited
                                      to: (i) availability and commitment of a
                                      candidate to attend meetings and perform his
                                      or her responsibilities to the Board, (ii) relevant
                                      industry and related experience, (iii)
                                      educational background, (iv) financial expertise,
                                      (v) an assessment of the candidate's ability,
                                      judgment and expertise, and (vi) the current
                                      composition of the Board. The Committee
                                      generally believes that the Board benefits from
                                      diversity of background, experience and views
                                      among its members, and considers this as a
                                      factor in evaluating the composition of the
                                      Board, but has not adopted any specific policy
                                      in this regard. The Nominating and Governance
                                      Committee reviews recommendations by
                                      shareholders for candidates for Board positions
                                      on the same basis as candidates
                                      recommended by other sources. Shareholders
                                      may recommend candidates for Board
                                      positions by forwarding their correspondence
                                      by US mail or courier service to Keith R. Fox,
                                      DWS Funds Board Chair, c/o Thomas R. Hiller,
                                      Ropes & Gray LLP, Prudential Tower, 800
                                      Boylston Street, Boston, MA 02199-3600.
CONTRACT                    6         Reviews at least annually, (a) a fund's financial    John W. Ballantine (Chair),
COMMITTEE                             arrangements with DIMA and its affiliates, and       Dawn-Marie Driscoll (Vice
                                      (b) a fund's expense ratios.                         Chair), Paul K. Freeman,
                                                                                           Richard J. Herring, William
                                                                                           N. Searcy, Jr. and Jean
                                                                                           Gleason Stromberg
INVESTMENT                  5         Reviews the investment operations of a fund.         William McClayton (Chair),
OVERSIGHT                                                                                  Richard J. Herring (Vice
COMMITTEE                                                                                  Chair), John W. Ballantine,
                                                                                           Henry P. Becton, Jr., Dawn-
                                                                                           Marie Driscoll, Paul K.
                                                                                           Freeman, Rebecca W.
                                                                                           Rimel, William N. Searcy, Jr.
                                                                                           and Jean Gleason
                                                                                           Stromberg

                        NUMBER OF
                     MEETINGS IN LAST
NAME OF COMMITTEE     CALENDAR YEAR   FUNCTIONS                                          CURRENT MEMBERS
OPERATIONS                  5         Reviews the administrative operations and          William N. Searcy, Jr.
COMMITTEE                             general compliance matters of the funds.           (Chair), Jean Gleason
                                      Reviews administrative matters related to the      Stromberg (Vice Chair),
                                      operations of the funds, policies and              Dawn-Marie Driscoll and
                                      procedures relating to portfolio transactions,     Rebecca W. Rimel
                                      custody arrangements, fidelity bond and
                                      insurance arrangements and such other tasks
                                      as the full Board deems necessary or
                                      appropriate.
DIVIDEND                    1         Authorizes dividends and other distributions for   Keith R. Fox, Dawn-Marie
COMMITTEE                             those funds that are organized as Maryland         Driscoll, John W. Ballantine
                                      corporations or as series of a Maryland            (Alternate), Henry P. Becton,
                                      corporation. The Committee meets on an as-         Jr. (Alternate), Paul K.
                                      needed basis. The Committee applies only to        Freeman (Alternate), Richard
                                      the following corporations: Deutsche DWS           J. Herring (Alternate),
                                      Global/International Fund, Inc. and Deutsche       William McClayton
                                      DWS International Fund, Inc.                       (Alternate), Rebecca W.
                                                                                         Rimel (Alternate), William N.
                                                                                         Searcy, Jr. (Alternate) and
                                                                                         Jean Gleason Stromberg
                                                                                         (Alternate)




AD HOC COMMITTEES. In addition to the standing committees described above, from time to time the Board may also form ad hoc committees to consider specific issues.

PART I: APPENDIX I-C - BOARD MEMBER COMPENSATION


Each Independent Board Member receives compensation from each fund for his or her services, which includes retainer fees and specified amounts for various committee services and for the Board Chairperson and Vice Chairperson. No additional compensation is paid to any Independent Board Member for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special fund industry director task forces or subcommittees. Independent Board Members do not receive any employee benefits such as pension or retirement benefits or health insurance from a fund or any fund in the DWS fund complex.


Board Members who are officers, directors, employees or stockholders of DWS or its affiliates receive no direct compensation from the fund, although they are compensated as employees of DWS, or its affiliates, and as a result may be deemed to participate in fees paid by a fund. The following tables show, for each current Independent Board Member, compensation from each fund during its most recently completed fiscal year, and aggregate compensation from all of the funds in the DWS fund complex during calendar year 2017.



AGGREGATE COMPENSATION FROM EACH FUND



BOARD MEMBER                DWS TREASURY PORTFOLIO     DWS TAX-EXEMPT PORTFOLIO
INDEPENDENT BOARD MEMBER:
John W. Ballantine         $ 9,741                    $1,787
Henry P. Becton, Jr.       $ 8,918                    $1,649
Dawn-Marie Driscoll        $ 8,918                    $1,649
Keith R. Fox               $12,211                    $2,203
Paul K. Freeman            $ 9,741                    $1,787
Richard J. Herring         $ 8,918                    $1,649
William McClayton          $ 9,741                    $1,787
Rebecca W. Rimel           $ 9,741                    $1,787
William N. Searcy, Jr.     $ 9,741                    $1,787
Jean Gleason Stromberg     $ 8,918                    $1,649




TOTAL COMPENSATION FROM DWS FUND COMPLEX




                                  TOTAL COMPENSATION
                                  FROM EACH FUND AND
BOARD MEMBER                     DWS FUND COMPLEX/(1)/
INDEPENDENT BOARD MEMBER:
John W. Ballantine/(3)/         $300,000
Henry P. Becton, Jr.            $275,000
Dawn-Marie Driscoll//           $275,000
Keith R. Fox/(2)/               $375,000
Paul K. Freeman/(3)/            $300,000
Richard J. Herring              $275,000
William McClayton/(3)/          $300,000
Rebecca W. Rimel/(3)/           $300,000
William N. Searcy, Jr./(3)/     $300,000
Jean Gleason Stromberg          $275,000




(1) For each Independent Board Member, total compensation from the DWS fund complex represents compensation from 89 funds as of December 31, 2017.

(2) Includes $100,000 in annual retainer fees received by Mr. Fox as Chairperson of DWS funds.

(3) Includes $25,000 in annual retainer fees for serving as Chairperson of a Board committee.

PART I: APPENDIX I-D - PORTFOLIO MANAGEMENT

This section is not applicable to money market funds.

PART I: APPENDIX I-E - SERVICE PROVIDER COMPENSATION



DWS TAX-EXEMPT PORTFOLIO




                       GROSS AMOUNT     AMOUNT WAIVED     GROSS AMOUNT PAID TO     AMOUNT WAIVED BY
                       PAID TO DIMA      BY DIMA FOR        DIMA FOR GENERAL       DIMA FOR GENERAL
                       FOR ADVISORY        ADVISORY          ADMINISTRATIVE         ADMINISTRATIVE
FISCAL YEAR ENDED        SERVICES          SERVICES             SERVICES               SERVICES
2018                     $247,413          $247,413            $  359,867              $111,972
2017                     $426,241          $311,258            $  616,216              $      0
2016                     $732,593          $732,593            $1,044,950              $368,864




DWS TAX-EXEMPT PORTFOLIO - DWS TAX-FREE MONEY FUND CLASS S




                       GROSS AMOUNT PAID TO     AMOUNT WAIVED BY
                         DSC FOR TRANSFER       DSC FOR TRANSFER
FISCAL YEAR ENDED         AGENCY SERVICES       AGENCY SERVICES
2018                          $32,971               $     0
2017                          $36,925               $     0
2016                          $41,838               $37,451




DWS TREASURY PORTFOLIO




                       GROSS AMOUNT     AMOUNT WAIVED     GROSS AMOUNT PAID TO     AMOUNT WAIVED BY
                       PAID TO DIMA      BY DIMA FOR        DIMA FOR GENERAL       DIMA FOR GENERAL
                       FOR ADVISORY        ADVISORY          ADMINISTRATIVE         ADMINISTRATIVE
FISCAL YEAR ENDED        SERVICES          SERVICES             SERVICES               SERVICES
2018                    $  956,281        $  227,329           $1,912,561             $        0
2017                    $1,262,500        $1,262,500           $2,524,999             $  791,972
2016                    $1,403,686        $1,403,686           $2,807,371             $1,153,360




DWS TREASURY PORTFOLIO - DWS U.S. TREASURY MONEY FUND CLASS S




                       GROSS AMOUNT PAID TO     AMOUNT WAIVED BY
                         DSC FOR TRANSFER       DSC FOR TRANSFER
FISCAL YEAR ENDED         AGENCY SERVICES       AGENCY SERVICES
2018                         $ 71,219               $71,219
2017                         $108,145               $17,222
2016                         $102,389               $71,643



THE FOLLOWING WAIVERS ARE CURRENTLY IN EFFECT:



DWS TAX-EXEMPT PORTFOLIO


The Advisor has contractually agreed through September 30, 2018 to waive its fees and/or reimburse certain operating expenses of DWS Tax-Free Money Fund Class S of the DWS Tax-Exempt Portfolio to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 0.48%. The agreement may only be terminated with the consent of the fund's Board.



From time to time, the Advisor may voluntarily waive a portion of its fees and/or reimburse certain operating expenses of the fund. These voluntary waivers and/or reimbursements may be terminated at any time at the option of the Advisor.

DWS TREASURY PORTFOLIO



From time to time, the Advisor may voluntarily waive a portion of its fees and/or reimburse certain operating expenses of the fund. These voluntary waivers and/or reimbursements may be terminated at any time at the option of the Advisor.

PART I: APPENDIX I-F - SALES CHARGES

Not applicable.

PART I: APPENDIX I-G - DISTRIBUTION AND SERVICE AGREEMENTS AND PLAN PAYMENTS

Not applicable.

PART I: APPENDIX I-H - PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS


PORTFOLIO TURNOVER RATES

Not applicable.


BROKERAGE COMMISSIONS



                              FISCAL     BROKERAGE COMMISSIONS
                               YEAR          PAID BY FUND
DWS Tax-Exempt Portfolio      2018                $0
                              2017                $0
                              2016                $0



BROKERAGE COMMISSIONS



                            FISCAL     BROKERAGE COMMISSIONS
                             YEAR          PAID BY FUND
DWS Treasury Portfolio      2018                $0
                            2017                $0
                            2016                $0



BROKERAGE COMMISSIONS PAID TO AFFILIATED BROKERS



                                                                          AGGREGATE                            % OF THE
                                                                          BROKERAGE                           AGGREGATE
                                                                         COMMISSIONS                            DOLLAR
                                           NAME OF                       PAID BY FUND     % OF THE TOTAL     VALUE OF ALL
                              FISCAL     AFFILIATED                     TO AFFILIATED        BROKERAGE        PORTFOLIO
                               YEAR        BROKER       AFFILIATION        BROKERS          COMMISSIONS      TRANSACTIONS
DWS Tax-Exempt Portfolio      2018         None             -               None                -                 -
                              2017         None             -               None                -                 -
                              2016         None             -               None                -                 -



BROKERAGE COMMISSIONS PAID TO AFFILIATED BROKERS



                                                                        AGGREGATE                            % OF THE
                                                                        BROKERAGE                           AGGREGATE
                                                                       COMMISSIONS                            DOLLAR
                                         NAME OF                       PAID BY FUND     % OF THE TOTAL     VALUE OF ALL
                            FISCAL     AFFILIATED                     TO AFFILIATED        BROKERAGE        PORTFOLIO
                             YEAR        BROKER       AFFILIATION        BROKERS          COMMISSIONS      TRANSACTIONS
DWS Treasury Portfolio      2018         None             -               None                -                 -
                            2017         None             -               None                -                 -
                            2016         None             -               None                -                 -



Listed below are the regular brokers or dealers (as such term is defined in the 1940 Act) of each fund whose securities each fund held as of the end of its most recent fiscal year and the dollar value of such securities.



DWS TAX-EXEMPT PORTFOLIO


The fund did not hold any securities of its regular brokers or dealers.

DWS TREASURY PORTFOLIO


The fund did not hold any securities of its regular brokers or dealers.


TRANSACTIONS FOR RESEARCH SERVICES

For the most recent fiscal year, each fund allocated the following amount of transactions, and related commissions, to broker-dealer firms that have been deemed by the Advisor to provide research services. The provision of research services was not necessarily a factor in the placement of business with such firms.



                                                          COMMISSIONS PAID
                              AMOUNT OF TRANSACTIONS       ON TRANSACTIONS
FUND                            WITH RESEARCH FIRMS      WITH RESEARCH FIRMS
DWS Tax-Exempt Portfolio                $0                       $0






                                                        COMMISSIONS PAID
                            AMOUNT OF TRANSACTIONS       ON TRANSACTIONS
FUND                          WITH RESEARCH FIRMS      WITH RESEARCH FIRMS
DWS Treasury Portfolio                $0                       $0

PART I: APPENDIX I-I - INVESTMENTS, PRACTICES AND TECHNIQUES, AND RISKS

Below is a list of headings related to investments, practices and techniques, and risks which are further described in Appendix II-G.



DWS TAX-EXEMPT PORTFOLIO


Asset Segregation
Borrowing
Cash Management Vehicles
Commercial Paper
Commodity Pool Operator Exclusion
Credit Enhancement
Fixed Income Securities
Illiquid Securities
Impact of Large Redemptions and Purchases of Fund Shares
Industrial Development and Pollution Control Bonds
Interfund Borrowing and Lending Program
Investment Companies and Other Pooled Investment Vehicles
Municipal Leases, Certificates of Participation and Other Participation
Interests
Municipal Securities
Municipal Trust Receipts
Obligations of Banks and Other Financial Institutions
Participation Interests
Private Activity Bonds
Repurchase Agreements
Stable Net Asset Value
Stand-by Commitments
Tax-Exempt Commercial Paper
Tax-Exempt Pass-Through Securities
Third Party Puts
US Government Securities
Variable and Floating Rate Instruments
Variable Rate Demand Preferred Securities
When-Issued and Delayed-Delivery Securities
Yields and Ratings



DWS TREASURY PORTFOLIO

Asset Segregation
Borrowing
Commodity Pool Operator Exclusion
Fixed Income Securities
Illiquid Securities
Impact of Large Redemptions and Purchases of Fund Shares
Interfund Borrowing and Lending Program

Repurchase Agreements

Stable Net Asset Value
Third Party Puts

US Government Securities
Variable and Floating Rate Instruments

PART I: APPENDIX I-J - SECURITIES LENDING ACTIVITIES

Each fund had no securities lending activity during its most recent fiscal year.

PART I: APPENDIX I-K - ADDITIONAL INFORMATION




FUND                         CLASS                                    CUSIP NUMBER
DWS Tax-Exempt Portfolio     DWS Tax-Free Money Fund Class S          147539639
Fiscal Year End: 4/30
DWS Treasury Portfolio       DWS U.S. Treasury Money Fund Class S     461473878
Fiscal Year End: 3/31

[BARGRAPHIC APPEARS HERE]



Statement of Additional Information

August 1, 2018




CASH ACCOUNT TRUST



DWS Tax-Exempt Portfolio
 (formerly Deutsche Tax-Exempt Portfolio)
CLASS/TICKER                                TAX-FREE INVESTMENT CLASS     DTDXX



INVESTORS CASH TRUST



DWS Treasury Portfolio
 (formerly Deutsche Treasury Portfolio)
CLASS/TICKER                              INVESTMENT CLASS SHARES     ITVXX





This combined Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the corresponding class prospectus for each fund dated August 1, 2018, as supplemented, a copy of which may be obtained without charge by calling (800) 730-1313; by visiting dws.com (the Web site does not form a part of this SAI); or from the firm from which this SAI was obtained. This SAI is incorporated by reference into the corresponding class prospectus.



Portions of the Annual Report to Shareholders of each fund are incorporated herein by reference, and are hereby deemed to be part of this SAI. Reports to Shareholders may also be obtained without charge by calling the number provided in the preceding paragraph.


This SAI is divided into two Parts - Part I and Part II. Part I contains information that is specific to each fund, while Part II contains information that generally applies to each of the funds in the DWS funds.

STATEMENT OF ADDITIONAL INFORMATION (SAI) - PART I



                                                                                           PAGE
Part I...................................................................................   I-1
  Definitions............................................................................   I-1
  Fund Organization......................................................................   I-1
  Management of Each Fund................................................................   I-2
  Sales Charges, Distribution Plan Payments and Administrative Services Fees.............   I-2
  Portfolio Transactions, Brokerage Commissions and Securities Lending Activities........   I-2
  Investments............................................................................   I-3
  Investment Restrictions................................................................   I-3
  Taxes..................................................................................   I-5
  Independent Registered Public Accounting Firm, Reports to Shareholders and Financial      I-5
    Statements............................................................................
  Additional Information.................................................................   I-5
  Part I: Appendix I-A - Board Member Share Ownership and Control Persons................   I-6
  Part I: Appendix I-B - Board Committees and Meetings...................................  I-10
  Part I: Appendix I-C - Board Member Compensation.......................................  I-14
  Part I: Appendix I-D - Portfolio Management............................................  I-16
  Part I: Appendix I-E - Service Provider Compensation...................................  I-17
  Part I: Appendix I-F - Sales Charges...................................................  I-19
  Part I: Appendix I-G - Distribution and Service Agreements and Plan Payments...........  I-20
  Part I: Appendix I-H - Portfolio Transactions and Brokerage Commissions................  I-21
  Part I: Appendix I-I - Investments, Practices and Techniques, and Risks................  I-23
  Part I: Appendix I-J - Securities Lending Activities...................................  I-25
  Part I: Appendix I-K - Additional Information..........................................  I-26
Part II..................................................................................  II-1
Detailed Part II table of contents precedes page II-1

PART I

DEFINITIONS

"1934 Act" - the Securities Exchange Act of 1934, as amended


"1940 Act" - the Investment Company Act of 1940, as amended


"Code" - the Internal Revenue Code of 1986, as amended


"SEC" - the Securities and Exchange Commission



"DIMA" or "Advisor" or "Administrator" - DWS Investment Management Americas, Inc., 345 Park Avenue, New York, New York 10154


"DDI" or "Distributor" - DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606


"DSC" or "Transfer Agent" - DWS Service Company, 222 South Riverside Plaza, Chicago, Illinois 60606


"DWS funds" - the US registered investment companies advised by DIMA



"Board Members" - Members of the Board of Trustees of the Trust


"Board" - Board of Trustees of the Trust


"Independent Board Members"- Board Members who are not interested persons (as defined in the 1940 Act) of the fund, the investment advisor or the distributor



"fund" or "series" - DWS Tax-Exempt Portfolio and/or DWS Treasury Portfolio as the context may require



"Custodian" - State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111


"Fund Legal Counsel" - Vedder Price P.C., 222 North LaSalle Street, Chicago, Illinois 60601


"Trustee/Director Legal Counsel" - Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199


"Trust" - Cash Account Trust and/or Investors Cash Trust, as the context may require

"NRSRO" - a nationally recognized statistical rating organization



"S&P" - Standard & Poor's Global Ratings Services, an NRSRO



"Moody's" - Moody's Investors Service, Inc., an NRSRO


"Fitch" - Fitch Ratings, an NRSRO



FUND ORGANIZATION



DWS TAX-EXEMPT PORTFOLIO

DWS Tax-Exempt Portfolio is a series of Cash Account Trust, a registered open-end management investment company, organized as a business trust under the laws of Massachusetts on March 2, 1990. The Trust is governed by an Amended and Restated Declaration of Trust dated March 17, 1990, as may be further amended from time to time (the "Declaration of Trust"). The Trust may issue an unlimited number of shares of beneficial interest in one or more series or "funds," all having no par value, which may be divided by the Board of Trustees into classes of shares, subject to compliance with the SEC regulations permitting the creation of separate classes of shares. The Trust is currently divided into two series: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. Additional information for the Trust is further described in PART II under "Fund Organization."


On February 15, 2017, Tax-Exempt Portfolio was renamed Deutsche Tax-Exempt Portfolio. On July 2, 2018, Deutsche Tax-Exempt Portfolio was renamed DWS Tax-Exempt Portfolio.


DWS TREASURY PORTFOLIO

DWS Treasury Portfolio is a series of Investors Cash Trust, a registered open-end management investment company, organized as a Massachusetts business trust established under the laws of Massachusetts on March 2, 1990. The Trust is currently divided into three series: DWS Central Cash Management Government Fund, DWS Variable NAV Money Fund and DWS Treasury Portfolio.


On February 15, 2017, Treasury Portfolio was renamed Deutsche Treasury Portfolio. On July 2, 2018, Deutsche Treasury Portfolio was renamed DWS Treasury Portfolio.

Investors Cash Trust is governed by an Amended and Restated Declaration of Trust dated June 2, 2008, as may be further amended from time to time (the "Declaration of Trust"). The Declaration of Trust was last approved by shareholders in 2008. Additional information about the Trust is set forth in
PART II under "Fund Organization."



MANAGEMENT OF EACH FUND


BOARD MEMBERS AND OFFICERS' IDENTIFICATION AND BACKGROUND

The identification and background of the Board Members and officers are set forth in PART II - APPENDIX II-A.


BOARD COMMITTEES AND COMPENSATION

Compensation paid to the Independent Board Members, for certain specified periods is set forth in PART I - APPENDIX I-C. Information regarding the committees of the Board, is set forth in PART I - APPENDIX I-B.


BOARD MEMBER SHARE OWNERSHIP AND CONTROL PERSONS


Information concerning the ownership of fund shares by Board Members and officers, as a group, as well as the dollar range value of each Board Member's share ownership in each fund and, on an aggregate basis, in all DWS funds overseen, by investors who control the fund, if any, and by investors who own 5% or more of any class of fund shares, if any, is set forth in PART I - APPENDIX I-A.



PORTFOLIO MANAGEMENT

Information regarding each fund's portfolio manager(s), including other accounts managed, compensation, ownership of fund shares and possible conflicts of interest, is set forth in PART I - APPENDIX I-D and PART II - APPENDIX II-B. This section does not apply to money market funds.


SERVICE PROVIDER COMPENSATION

Compensation paid by each fund to certain of its service providers for various services, including investment advisory, administrative, transfer agency, and, for certain funds, fund accounting services and subadvisory services, is set forth in PART I - APPENDIX I-E. For information regarding payments made to DDI, see PART I - APPENDIX I-F. The service provider compensation and underwriting and sales commission information is not applicable to new funds that have not completed a fiscal reporting period. Fee rates for services of the above-referenced service providers are included in PART II - APPENDIX II-C.



SALES CHARGES, DISTRIBUTION PLAN PAYMENTS AND ADMINISTRATIVE SERVICES FEES


SALES CHARGES


Initial sales charges and any contingent deferred sales charges (CDSC) paid in connection with the purchase and sale of fund shares for the three most recent fiscal years are set forth in PART I - APPENDIX I-F. This information is not applicable to funds/classes that do not impose sales charges, or to new funds/classes that have not completed a fiscal reporting period.



DISTRIBUTION AND SERVICE AGREEMENTS AND PLAN PAYMENTS

Payments made by each fund for the most recent fiscal year under each fund's Distribution and Service Agreements and Rule 12b-1 Plan, as applicable, are set forth in PART I - APPENDIX I-G. This information is not applicable to funds/classes that do not incur expenses paid in connection with Distribution and Service Agreements and Rule 12b-1 Plans, or to new funds/classes that have not completed a fiscal reporting period.




PORTFOLIO TRANSACTIONS, BROKERAGE COMMISSIONS AND SECURITIES LENDING ACTIVITIES



PORTFOLIO TURNOVER

The portfolio turnover rates for the two most recent fiscal years are set forth in PART I - APPENDIX I-H. This section does not apply to money market funds or to new funds that have not completed a fiscal reporting period.


BROKERAGE COMMISSIONS

Total brokerage commissions paid by each fund for the three most recent fiscal years are set forth in PART I - APPENDIX I-H. This section does not apply to new funds that have not completed a fiscal reporting period.


Each fund's policy with respect to portfolio transactions and brokerage is set forth under "Portfolio Transactions" in PART II of this SAI.

SECURITIES LENDING ACTIVITIES

Information regarding securities lending activities of each fund, if any, during its most recent fiscal year is set forth in PART I - APPENDIX I-J.


Additional information regarding securities lending in general is set forth under "Lending of Portfolio Securities" in PART II of this SAI.




INVESTMENTS

INVESTMENTS, PRACTICES AND TECHNIQUES, AND RISKS

PART I - APPENDIX I-I includes a list of the investments, practices and techniques, and risks which each fund may employ (or be subject to) in pursuing its investment objective. PART II - APPENDIX II-G includes a description of these investments, practices and techniques, and risks.



INVESTMENT RESTRICTIONS

Unless otherwise stated, the policies below apply to each fund.


Except as otherwise indicated, each fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. There can be no assurance that each fund's investment objective will be met.



Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a fund, except as described below with respect to asset coverage for fund borrowings.



Each fund has elected to be classified as a diversified series of an open-end management investment company. A diversified fund may not, with respect to 75% of total assets, invest more than 5% of total assets in the securities of a single issuer (other than cash and cash items, US government securities or securities of other investment companies) or invest in more than 10% of the outstanding voting securities of such issuer. A fund's election to be classified as diversified under the 1940 Act may not be changed without the vote of a majority of the outstanding voting securities (as defined herein) of the fund. Each fund is also subject to additional diversification requirements imposed by Rule 2a-7 under the 1940 Act.


The following fundamental policies may not be changed without the approval of a majority of the outstanding voting securities of a fund which, under the 1940 Act and the rules thereunder and as used in this SAI, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of a fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of a fund.


As a matter of fundamental policy, a fund may not do any of the following:


(1) borrow money, except as permitted under the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.


(2) issue senior securities, except as permitted under the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.


(3) purchase or sell commodities, except as permitted by the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.


(4) engage in the business of underwriting securities issued by others, except to the extent that the fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.


(5) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the fund reserves freedom of action to hold and to sell real estate acquired as a result of the fund's ownership of securities.


(6) make loans except as permitted under the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.



(7) (for DWS Treasury Portfolio only) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(8) (for DWS Tax-Exempt Portfolio only) concentrate its investments in a particular industry, excluding US Government obligations, as that term is used in the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.




(9) (for DWS Tax-Exempt Portfolio only) consider certain "private activity" bonds (i.e., those subject to AMT) to be Municipal Securities for purposes of the 80% limitation in compliance with the position of the staff of the Securities and Exchange Commission (the "SEC"). This is a fundamental policy so long as the staff of the SEC maintains its position, after which it would become nonfundamental.


With regard to the fundamental concentration restriction policy above for the DWS Tax-Exempt Portfolio, for purposes of determining the concentration of the fund's total assets, industrial development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.



The following is intended to help investors better understand the meaning of a fund's fundamental policies by briefly describing limitations, if any, imposed by the 1940 Act. References to the 1940 Act below may encompass rules, regulations or orders issued by the SEC and, to the extent deemed appropriate by the fund, interpretations and guidance provided by the SEC staff. These descriptions are intended as brief summaries of such limitations as of the date of this SAI; they are not comprehensive and they are qualified in all cases by reference to the 1940 Act (including any rules, regulations or orders issued by the SEC and any relevant interpretations and guidance provided by the SEC staff). These descriptions are subject to change based on evolving guidance by the appropriate regulatory authority and are not part of a fund's fundamental policies.


The 1940 Act generally permits a fund to borrow money in amounts of up to 33 1-3% of its total assets from banks for any purpose. The 1940 Act requires that after any borrowing from a bank, a fund shall maintain an asset coverage of at least 300% for all of the fund's borrowings, and, in the event that such asset coverage shall at any time fall below 300%, a fund must, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of all of a fund's borrowings shall be at least 300%. In addition, a fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). For additional information, see "Borrowing" in PART II - APPENDIX II-G.


Under the 1940 Act, a senior security does not include any promissory note or evidence of indebtedness where such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of a fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The SEC and/or its staff has indicated that certain investment practices may raise senior security issues unless a fund takes appropriate steps to segregate assets against, or cover, its obligations. A fund is permitted to engage in the investment practices described in its prospectus and in its SAI.


For additional information regarding the fund's asset segregation practices, see "Asset Segregation" in PART II - APPENDIX II-G.


At present, the 1940 Act does not set forth a maximum percentage of a fund's assets that may be invested in commodities.


Under the 1940 Act, a fund generally may not lend portfolio securities representing more than one-third of its total asset value (including the value of collateral received for loans of portfolio securities).


The SEC staff currently interprets concentration to mean investing more than 25% of a fund's assets in a particular industry or group of industries (excluding US government securities).


OTHER INVESTMENT POLICIES. The Board has adopted certain additional non-fundamental policies and restrictions which are observed in the conduct of a fund's affairs. They differ from fundamental investment policies in that they may be changed or amended by action of the Board without requiring prior notice to, or approval of, the shareholders.


As a matter of non-fundamental policy:



(1) (for DWS Tax-Exempt Portfolio only) the fund may not acquire securities of other investment companies, except as permitted by the 1940 Act and the rules, regulations and any applicable exemptive order issued thereunder.




(2) (for DWS Tax-Exempt Portfolio only) the fund may invest more than 25% of its assets in municipal securities that are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the fund's Advisor.



(3) (for DWS Tax-Exempt Portfolio only) the fund may invest more than 25% of its total assets in industrial development bonds.




(4) (for DWS Tax-Exempt Portfolio only) the fund will not purchase participation interests unless in the opinion of bond counsel, counsel for the issuers of such participations or counsel selected by the Advisor, the interest from such participations is exempt from regular federal income tax for the fund.




(5) (for DWS Tax-Exempt Portfolio only) the fund may only use banks which, in the opinion of the Advisor, are of investment quality comparable to other permitted investments of the fund for letter of credit backed investments.




(6) (for DWS Tax-Exempt Portfolio only) the fund may invest without limit in Participation Certificates, but it is currently anticipated that such investments will not exceed 25% of the fund's assets.



(7) the fund will enter into when-issued or delayed delivery transactions for the purpose of acquiring securities and not for the purpose of leverage.



Pursuant to federal regulations effective for DWS Tax-Exempt Portfolio on October 14, 2016, the Advisor considers whether a security presents minimal credit risks based on its evaluation of various factors which includes an analysis of the capacity of the security's issuer or guarantor to meet its financial obligations as well as consideration of other factors, including with respect to the issuer or guarantor: (i) financial condition, (ii) sources of liquidity, (iii) ability to react to future market-wide and issuer specific events, including ability to repay debt in a highly adverse situation; and (iv) position within its industry and industry strength within the economy and relative to economic trends and the issuer's or guarantor's competitive position within its industry.




TAXES

Important information concerning the tax consequences of an investment in each fund is contained in PART II - APPENDIX II-H.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, REPORTS TO SHAREHOLDERS AND FINANCIAL STATEMENTS

The financial highlights of each fund included in its prospectus and financial statements incorporated by reference into this SAI have been so included or incorporated by reference in reliance on the report of Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116. Ernst & Young LLP is an independent registered public accounting firm. The report is given on the authority of said firm as experts in auditing and accounting. The independent registered public accounting firm audits the financial statements of each fund and provides other audit, tax and related services. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.



The financial statements, together with the report of the Independent Registered Public Accounting Firm, financial highlights and notes to financial statements in the Annual Report to the Shareholders of each fund, dated April 30, 2018 for DWS Tax-Exempt Portfolio and March 31, 2018 for DWS Treasury Portfolio, are incorporated herein by reference and are hereby deemed to be a part of this combined SAI.




ADDITIONAL INFORMATION

For information on CUSIP numbers and fund fiscal year end information, see PART I - APPENDIX I-K.

PART I: APPENDIX I-A - BOARD MEMBER SHARE OWNERSHIP AND CONTROL PERSONS


BOARD MEMBER SHARE OWNERSHIP IN EACH FUND


The following tables show the dollar range of equity securities beneficially owned by each current Board Member in each fund and in DWS funds as of December 31, 2017.



DOLLAR RANGE OF BENEFICIAL OWNERSHIP/(1)/



BOARD MEMBER                DWS TREASURY PORTFOLIO     DWS TAX-EXEMPT PORTFOLIO
INDEPENDENT BOARD MEMBER:
John W. Ballantine                   None                       None
Henry P. Becton, Jr.                 None                       None
Dawn-Marie Driscoll                  None                   $1 - $10,000
Keith R. Fox                         None                       None
Paul K. Freeman                      None                       None
Richard J. Herring                   None                       None
William McClayton                    None                       None
Rebecca W. Rimel                     None                       None
William N. Searcy, Jr.               None                       None
Jean Gleason Stromberg               None                 $10,001 - $50,000



AGGREGATE DOLLAR RANGE OF BENEFICIAL OWNERSHIP/(1)/



                             FUNDS OVERSEEN BY
                            BOARD MEMBER IN THE
                                 DWS FUNDS
INDEPENDENT BOARD MEMBER:
John W. Ballantine            Over $100,000
Henry P. Becton, Jr.          Over $100,000
Dawn-Marie Driscoll           Over $100,000
Keith R. Fox                  Over $100,000
Paul K. Freeman               Over $100,000
Richard J. Herring            Over $100,000
William McClayton             Over $100,000
Rebecca W. Rimel              Over $100,000
William N. Searcy, Jr.        Over $100,000
Jean Gleason Stromberg        Over $100,000



(1)   The dollar ranges are: None, $1 - $10,000, $10,001 - $50,000, $50,001 -
$100,000, or over $100,000.


OWNERSHIP IN SECURITIES OF THE ADVISOR AND RELATED COMPANIES


As reported to each fund, the information in the table below reflects ownership by the current Independent Board Members and their immediate family members of certain securities as of December 31, 2017. An immediate family member can be a spouse, children residing in the same household, including step and adoptive children, and any dependents. The securities represent ownership in the Advisor or Distributor and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the Advisor or Distributor (including Deutsche Bank AG and DWS Group).




                               OWNER AND                                     VALUE OF           PERCENT OF
INDEPENDENT                 RELATIONSHIP TO                 TITLE OF     SECURITIES ON AN       CLASS ON AN
BOARD MEMBER                  BOARD MEMBER      COMPANY       CLASS       AGGREGATE BASIS     AGGREGATE BASIS
John W. Ballantine                               None
Henry P. Becton, Jr.                             None
Dawn-Marie Driscoll                              None
Keith R. Fox                                     None
Paul K. Freeman                                  None
Richard J. Herring                               None
William McClayton                                None
Rebecca W. Rimel                                 None
William N. Searcy, Jr.                           None
Jean Gleason Stromberg                           None




As of July 3, 2018, all Board Members and officers owned, as a group, less than 1% of the outstanding shares of a fund.



25% OR GREATER OWNERSHIP


Shareholders who beneficially own 25% or more of a fund's shares may have a significant impact on any shareholder vote of the fund. The following table identifies those investors who owned 25% or more of a fund's shares as of July 3, 2018:


DWS TREASURY PORTFOLIO




NAME AND ADDRESS OF INVESTOR             SHARES            PERCENTAGE
BAND & CO                            1,077,925,892.080        45.58%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787



5% OR GREATER OWNERSHIP OF SHARE CLASSES



The following table identifies those investors who owned 5% or more of a fund share class as of July 3, 2018. All holdings are of record, unless otherwise indicated.


DWS TAX-EXEMPT PORTFOLIO




NAME AND ADDRESS OF INVESTOR              SHARES                 CLASS           PERCENTAGE
                                                            DWS Tax-Exempt
LPL FINANCIAL                          17,674,582.030                               50.19%
                                                          Cash Premier Shares
9785 TOWNE CENTRE DR
SAN DIEGO CA 92121-1968
                                                            DWS Tax-Exempt
PERSHING LLC FOR THE EXCLUSIVE          6,280,244.090                               17.83%
                                                          Cash Premier Shares
BENEFIT OF CUSTOMERS
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001

NAME AND ADDRESS OF INVESTOR             SHARES                 CLASS           PERCENTAGE
                                                           DWS Tax-Exempt
KNOTFLOAT & CO                         4,130,694.280                               11.73%
                                                         Cash Premier Shares
C/O STATE STREET BANK
PO BOX 5496
BOSTON MA 02206-
                                                           DWS Tax-Exempt
SAMUEL E KRUG &                       11,504,454.920                                8.79%
                                                             Money Fund
MARION E KRUG TENCOM
6013 SUNNYSLOPE DR
NAPLES FL 34119-8625
                                                           Service Shares
HILLTOP SECURITIES INC                26,944,854.990                               62.18%
ATTN: MONEY MARKETS
1201 ELM ST STE 3500
DALLAS TX 75270-2108
                                                           Service Shares
PERSHING LLC FOR THE EXCLUSIVE        16,390,653.050                               37.82%
BENEFIT OF CUSTOMERS
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001
                                                           Tax-Exempt Cash
FIDUCIARY TRUST CO INT'L AS           31,477,500.000                               64.62%
                                                           Managed Shares
AGENT
ATTN CASH SETTLEMENT
280 PARK AVE - 6TH FL
NEW YORK NY 10017-1274
                                                           Tax-Exempt Cash
FIDUCIARY TRUST CO INT'L AS           17,061,500.000                               35.03%
                                                           Managed Shares
AGENT
NON COMPENSATION ACCOUNT
ATTN CASH SETTLEMENT
280 PARK AVE - 6TH FL
NEW YORK NY 10017-1274
                                                         Tax-Free Investment
PERSHING LLC FOR THE EXCLUSIVE         4,603,401.360                               80.48%
                                                                Class
BENEFIT OF CUSTOMERS
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001
                                                         Tax-Free Investment
HILLTOP SECURITIES INC                   442,806.170                                7.74%
                                                                Class
ATTN: MONEY MARKETS
1201 ELM ST STE 3500
DALLAS TX 75270-2108




DWS TREASURY PORTFOLIO




NAME AND ADDRESS OF INVESTOR             SHARES                   CLASS            PERCENTAGE
                                                           Institutional Shares
BAND & CO                            1,077,925,892.080                                50.93%
C/O US BANK
PO BOX 1787
MILWAUKEE WI 53201-1787
                                                           Institutional Shares
HARE & CO #2                           355,004,187.380                                16.77%
111 SANDERS CREEK PKWY
EAST SYRACUSE NY 13057-1382

NAME AND ADDRESS OF INVESTOR            SHARES                  CLASS            PERCENTAGE
                                                         Institutional Shares
KNOTFLOAT & CO                       201,209,164.460                                9.51%
C/O STATE STREET BANK
PO BOX 5496
BOSTON MA 02206-5496
                                                           Investment Class
KNOTFLOAT & CO                        81,517,905.220                               55.22%
                                                                Shares
C/O STATE STREET BANK
PO BOX 5496
BOSTON MA 02206-5496
                                                           Investment Class
PERSHING LLC FOR THE                  27,567,324.230                               18.67%
                                                                Shares
EXCLUSIVE
BENEFIT OF CUSTOMERS
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001
                                                           Investment Class
RELIANCE TRUST CO TTEE                15,882,099.640                               10.76%
                                                                Shares
FBO ADP ACCESS LARGE
MARKET 401K
1100 ABERNATHY RD
ATLANTA GA 30328-5620
                                                            Capital Shares
JEAN E MOTTER                             29,935.550                               74.63%
183 PARK ST
ASPERS PA 17304-9600
                                                            Capital Shares
DIMA INC                                  10,177.700                               25.37%
ATTN NANCY TANZIL &
RHEEZA RAMOS
CONTROLLING
60 WALL STREET 22ND FLOOR
MAILSTOP NYC60-2255
NEW YORK NY 10005-2865
                                                          DWS U.S. Treasury
RELIANCE TRUST CO TTEE                17,265,153.590                               17.14%
                                                           Money Fund Class
FBO ADP ACCESS LARGE
                                                                  S
MARKET 401K
1100 ABERNATHY RD
ATLANTA GA 30328-5620
                                                          DWS U.S. Treasury
STATE STREET BANK & TR TTEE            6,567,974.880                                6.52%
                                                           Money Fund Class
AND/OR CUST
                                                                  S
FBO ADP ACCESS PRODUCT
1 LINCOLN ST
BOSTON MA 02111-2901

PART I: APPENDIX I-B - BOARD COMMITTEES AND MEETINGS


INFORMATION CONCERNING COMMITTEES AND MEETINGS OF THE BOARD


The Board oversees the operations of the DWS funds and meets periodically to oversee fund activities, and to review fund performance and contractual arrangements with fund service providers. The Board met 5 times during the most recently completed calendar year.



BOARD LEADERSHIP STRUCTURE


A fund's Board is responsible for the general oversight of a fund's affairs and for assuring that the fund is managed in the best interests of its shareholders. The Board regularly reviews a fund's investment performance as well as the quality of other services provided to a fund and its shareholders by DIMA and its affiliates, including administration and shareholder servicing. At least annually, the Board reviews and evaluates the fees and operating expenses paid by a fund for these services and negotiates changes that it deems appropriate. In carrying out these responsibilities, the Board is assisted by a fund's auditors, independent counsel and other experts, as appropriate, selected by and responsible to the Board.


Independent Board Members are not considered "interested persons" (as defined in the 1940 Act) of the fund or its investment adviser. These Independent Board Members must vote separately to approve all financial arrangements and other agreements with a fund's investment adviser and other affiliated parties. The role of the Independent Board Members has been characterized as that of a "watchdog" charged with oversight to protect shareholders' interests against overreaching and abuse by those who are in a position to control or influence a fund. A fund's Independent Board Members meet regularly as a group in executive session without representatives of the Advisor present. An Independent Board Member currently serves as chairman of the Board.


Taking into account the number, diversity and complexity of the funds overseen by the Board Members and the aggregate amount of assets under management in the DWS funds, the Board has determined that the efficient conduct of its affairs makes it desirable to delegate responsibility for certain specific matters to committees of the Board. These committees, which are described in more detail below, review and evaluate matters specified in their charters and/or enabling resolutions, and take actions on those matters and/or make recommendations to the Board, as appropriate. Each committee may utilize the resources of counsel and auditors as well as other experts. The committees meet as often as necessary, either in conjunction with regular meetings of the Board or otherwise. The membership and chair of each committee are appointed by the Board upon recommendation of the Nominating and Governance Committee. The membership and chair of each committee consist exclusively of Independent Board Members.


The Board has determined that this committee structure also allows the Board to focus more effectively on the oversight of risk as part of its broader oversight of a fund's affairs. While risk management is the primary responsibility of the Advisor, the Board regularly receives reports regarding investment risks and compliance risks. The Board's committee structure allows separate committees to focus on different aspects of these risks and their potential impact on some or all of the DWS funds and to discuss with the Advisor how it monitors and controls such risks.

BOARD COMMITTEES. The Board has established the following standing committees:
Audit Committee and Valuation Sub-Committee, Nominating and Governance Committee, Contract Committee, Investment Oversight Committee, Operations Committee and Dividend Committee.



                        NUMBER OF
                     MEETINGS IN LAST
NAME OF COMMITTEE     CALENDAR YEAR   FUNCTIONS                                             CURRENT MEMBERS
AUDIT COMMITTEE             6         Assists the Board in fulfilling its responsibility    Paul K. Freeman (Chair),
                                      for oversight of (1) the integrity of the financial   William McClayton (Vice
                                      statements, (2) a fund's accounting and               Chair), John W. Ballantine,
                                      financial reporting policies and procedures, (3)      Henry P. Becton, Jr. and
                                      a fund's compliance with legal and regulatory         Richard J. Herring
                                      requirements related to accounting and
                                      financial reporting, (4) valuation of fund assets
                                      and securities and (5) the qualifications,
                                      independence and performance of the
                                      independent registered public accounting firm
                                      for a fund. Oversees the valuation of a fund's
                                      securities and other assets and determines, as
                                      needed, the fair value of fund securities or
                                      other assets under certain circumstances as
                                      described in the Valuation Procedures. The
                                      Audit Committee has appointed a Valuation
                                      Sub-Committee, which may make
                                      determinations of fair value required when the
                                      Audit Committee is not in session. The current
                                      members of the Valuation Sub-Committee are
                                      Paul K. Freeman, Richard J. Herring, John W.
                                      Ballantine (Alternate), Henry P. Becton, Jr.
                                      (Alternate) and William McClayton (Alternate).
                                      The Audit Committee also approves and
                                      recommends to the Board the appointment,
                                      retention or termination of the independent
                                      registered public accounting firm for a fund,
                                      reviews the scope of audit and internal
                                      controls, considers and reports to the Board on
                                      matters relating to a fund's accounting and
                                      financial reporting practices, and performs such
                                      other tasks as the full Board deems necessary
                                      or appropriate.

                        NUMBER OF
                     MEETINGS IN LAST
NAME OF COMMITTEE     CALENDAR YEAR   FUNCTIONS                                            CURRENT MEMBERS
NOMINATING AND              5         Recommends individuals for membership on             Rebecca W. Rimel (Chair),
GOVERNANCE                            the Board, nominates officers, Board and             Henry P. Becton, Jr. (Vice
COMMITTEE                             committee chairs, vice chairs and committee          Chair) and William
                                      members, and oversees the operations of the          McClayton
                                      Board. The Nominating and Governance
                                      Committee has not established specific,
                                      minimum qualifications that must be met by an
                                      individual to be considered by the Nominating
                                      and Governance Committee for nomination as
                                      a Board Member. The Nominating and
                                      Governance Committee may take into account
                                      a wide variety of factors in considering Board
                                      Member candidates, including, but not limited
                                      to: (i) availability and commitment of a
                                      candidate to attend meetings and perform his
                                      or her responsibilities to the Board, (ii) relevant
                                      industry and related experience, (iii)
                                      educational background, (iv) financial expertise,
                                      (v) an assessment of the candidate's ability,
                                      judgment and expertise, and (vi) the current
                                      composition of the Board. The Committee
                                      generally believes that the Board benefits from
                                      diversity of background, experience and views
                                      among its members, and considers this as a
                                      factor in evaluating the composition of the
                                      Board, but has not adopted any specific policy
                                      in this regard. The Nominating and Governance
                                      Committee reviews recommendations by
                                      shareholders for candidates for Board positions
                                      on the same basis as candidates
                                      recommended by other sources. Shareholders
                                      may recommend candidates for Board
                                      positions by forwarding their correspondence
                                      by US mail or courier service to Keith R. Fox,
                                      DWS Funds Board Chair, c/o Thomas R. Hiller,
                                      Ropes & Gray LLP, Prudential Tower, 800
                                      Boylston Street, Boston, MA 02199-3600.
CONTRACT                    6         Reviews at least annually, (a) a fund's financial    John W. Ballantine (Chair),
COMMITTEE                             arrangements with DIMA and its affiliates, and       Dawn-Marie Driscoll (Vice
                                      (b) a fund's expense ratios.                         Chair), Paul K. Freeman,
                                                                                           Richard J. Herring, William
                                                                                           N. Searcy, Jr. and Jean
                                                                                           Gleason Stromberg
INVESTMENT                  5         Reviews the investment operations of a fund.         William McClayton (Chair),
OVERSIGHT                                                                                  Richard J. Herring (Vice
COMMITTEE                                                                                  Chair), John W. Ballantine,
                                                                                           Henry P. Becton, Jr., Dawn-
                                                                                           Marie Driscoll, Paul K.
                                                                                           Freeman, Rebecca W.
                                                                                           Rimel, William N. Searcy, Jr.
                                                                                           and Jean Gleason
                                                                                           Stromberg

                        NUMBER OF
                     MEETINGS IN LAST
NAME OF COMMITTEE     CALENDAR YEAR   FUNCTIONS                                          CURRENT MEMBERS
OPERATIONS                  5         Reviews the administrative operations and          William N. Searcy, Jr.
COMMITTEE                             general compliance matters of the funds.           (Chair), Jean Gleason
                                      Reviews administrative matters related to the      Stromberg (Vice Chair),
                                      operations of the funds, policies and              Dawn-Marie Driscoll and
                                      procedures relating to portfolio transactions,     Rebecca W. Rimel
                                      custody arrangements, fidelity bond and
                                      insurance arrangements and such other tasks
                                      as the full Board deems necessary or
                                      appropriate.
DIVIDEND                    1         Authorizes dividends and other distributions for   Keith R. Fox, Dawn-Marie
COMMITTEE                             those funds that are organized as Maryland         Driscoll, John W. Ballantine
                                      corporations or as series of a Maryland            (Alternate), Henry P. Becton,
                                      corporation. The Committee meets on an as-         Jr. (Alternate), Paul K.
                                      needed basis. The Committee applies only to        Freeman (Alternate), Richard
                                      the following corporations: Deutsche DWS           J. Herring (Alternate),
                                      Global/International Fund, Inc. and Deutsche       William McClayton
                                      DWS International Fund, Inc.                       (Alternate), Rebecca W.
                                                                                         Rimel (Alternate), William N.
                                                                                         Searcy, Jr. (Alternate) and
                                                                                         Jean Gleason Stromberg
                                                                                         (Alternate)




AD HOC COMMITTEES. In addition to the standing committees described above, from time to time the Board may also form ad hoc committees to consider specific issues.

PART I: APPENDIX I-C - BOARD MEMBER COMPENSATION


Each Independent Board Member receives compensation from each fund for his or her services, which includes retainer fees and specified amounts for various committee services and for the Board Chairperson and Vice Chairperson. No additional compensation is paid to any Independent Board Member for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special fund industry director task forces or subcommittees. Independent Board Members do not receive any employee benefits such as pension or retirement benefits or health insurance from a fund or any fund in the DWS fund complex.


Board Members who are officers, directors, employees or stockholders of DWS or its affiliates receive no direct compensation from the fund, although they are compensated as employees of DWS, or its affiliates, and as a result may be deemed to participate in fees paid by a fund. The following tables show, for each current Independent Board Member, compensation from each fund during its most recently completed fiscal year, and aggregate compensation from all of the funds in the DWS fund complex during calendar year 2017.



AGGREGATE COMPENSATION FROM EACH FUND



BOARD MEMBER                DWS TREASURY PORTFOLIO     DWS TAX-EXEMPT PORTFOLIO
INDEPENDENT BOARD MEMBER:
John W. Ballantine         $ 9,741                    $1,787
Henry P. Becton, Jr.       $ 8,918                    $1,649
Dawn-Marie Driscoll        $ 8,918                    $1,649
Keith R. Fox               $12,211                    $2,203
Paul K. Freeman            $ 9,741                    $1,787
Richard J. Herring         $ 8,918                    $1,649
William McClayton          $ 9,741                    $1,787
Rebecca W. Rimel           $ 9,741                    $1,787
William N. Searcy, Jr.     $ 9,741                    $1,787
Jean Gleason Stromberg     $ 8,918                    $1,649




TOTAL COMPENSATION FROM DWS FUND COMPLEX




                                  TOTAL COMPENSATION
                                  FROM EACH FUND AND
BOARD MEMBER                     DWS FUND COMPLEX/(1)/
INDEPENDENT BOARD MEMBER:
John W. Ballantine/(3)/         $300,000
Henry P. Becton, Jr.            $275,000
Dawn-Marie Driscoll//           $275,000
Keith R. Fox/(2)/               $375,000
Paul K. Freeman/(3)/            $300,000
Richard J. Herring              $275,000
William McClayton/(3)/          $300,000
Rebecca W. Rimel/(3)/           $300,000
William N. Searcy, Jr./(3)/     $300,000
Jean Gleason Stromberg          $275,000




(1) For each Independent Board Member, total compensation from the DWS fund complex represents compensation from 89 funds as of December 31, 2017.

(2) Includes $100,000 in annual retainer fees received by Mr. Fox as Chairperson of DWS funds.

(3) Includes $25,000 in annual retainer fees for serving as Chairperson of a Board committee.

PART I: APPENDIX I-D - PORTFOLIO MANAGEMENT

This section is not applicable to money market funds.

PART I: APPENDIX I-E - SERVICE PROVIDER COMPENSATION



DWS TAX-EXEMPT PORTFOLIO




                       GROSS AMOUNT     AMOUNT WAIVED     GROSS AMOUNT PAID TO     AMOUNT WAIVED BY
                       PAID TO DIMA      BY DIMA FOR        DIMA FOR GENERAL       DIMA FOR GENERAL
                       FOR ADVISORY        ADVISORY          ADMINISTRATIVE         ADMINISTRATIVE
FISCAL YEAR ENDED        SERVICES          SERVICES             SERVICES               SERVICES
2018                     $247,413          $247,413            $  359,867              $111,972
2017                     $426,241          $311,258            $  616,216              $      0
2016                     $732,593          $732,593            $1,044,950              $368,864




DWS TAX-EXEMPT PORTFOLIO - TAX-FREE INVESTMENT CLASS




                       GROSS AMOUNT PAID TO     AMOUNT WAIVED BY
                         DSC FOR TRANSFER       DSC FOR TRANSFER
FISCAL YEAR ENDED         AGENCY SERVICES       AGENCY SERVICES
2018                         $  7,260               $      0
2017                         $ 57,094               $      0
2016                         $309,364               $260,116




DWS TREASURY PORTFOLIO




                       GROSS AMOUNT     AMOUNT WAIVED     GROSS AMOUNT PAID TO     AMOUNT WAIVED BY
                       PAID TO DIMA      BY DIMA FOR        DIMA FOR GENERAL       DIMA FOR GENERAL
                       FOR ADVISORY        ADVISORY          ADMINISTRATIVE         ADMINISTRATIVE
FISCAL YEAR ENDED        SERVICES          SERVICES             SERVICES               SERVICES
2018                    $  956,281        $  227,329           $1,912,561             $        0
2017                    $1,262,500        $1,262,500           $2,524,999             $  791,972
2016                    $1,403,686        $1,403,686           $2,807,371             $1,153,360




DWS TREASURY PORTFOLIO - INVESTMENT CLASS SHARES




                       GROSS AMOUNT PAID TO     AMOUNT WAIVED BY
                         DSC FOR TRANSFER       DSC FOR TRANSFER
FISCAL YEAR ENDED         AGENCY SERVICES       AGENCY SERVICES
2018                         $189,305               $ 29,502
2017                         $281,058               $      0
2016                         $519,396               $312,260



THE FOLLOWING WAIVERS ARE CURRENTLY IN EFFECT:



DWS TAX-EXEMPT PORTFOLIO


The Advisor has contractually agreed through September 30, 2018 to waive its fees and/or reimburse certain operating expenses of Tax-Free Investment Class of the DWS Tax-Exempt Portfolio to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 0.72%. The agreement may only be terminated with the consent of the fund's Board.



From time to time, the Advisor may voluntarily waive a portion of its fees and/or reimburse certain operating expenses of the fund. These voluntary waivers and/or reimbursements may be terminated at any time at the option of the Advisor.

DWS TREASURY PORTFOLIO



From time to time, the Advisor may voluntarily waive a portion of its fees and/or reimburse certain operating expenses of the fund. These voluntary waivers and/or reimbursements may be terminated at any time at the option of the Advisor.

PART I: APPENDIX I-F - SALES CHARGES

Not applicable.

PART I: APPENDIX I-G - DISTRIBUTION AND SERVICE AGREEMENTS AND PLAN PAYMENTS

Expenses of each fund paid in connection with the Rule 12b-1 Plans for each class of shares that has adopted a Rule 12b-1 Plan are set forth below for the most recent fiscal year.


COMPENSATION TO UNDERWRITER AND FIRMS:



                                                            12B-1 DISTRIBUTION     AMOUNT     ADMINISTRATIVE     AMOUNT
                                                                   FEES            WAIVED      SERVICE FEES      WAIVED
DWS Tax-Exempt Portfolio      Tax-Free Investment Class          $ 17,796            $0          $  4,983          $0
DWS Treasury Portfolio         Investment Class Shares           $371,207            $0          $103,938          $0

PART I: APPENDIX I-H - PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS


PORTFOLIO TURNOVER RATES

Not applicable.


BROKERAGE COMMISSIONS



                              FISCAL     BROKERAGE COMMISSIONS
                               YEAR          PAID BY FUND
DWS Tax-Exempt Portfolio      2018                $0
                              2017                $0
                              2016                $0



BROKERAGE COMMISSIONS



                            FISCAL     BROKERAGE COMMISSIONS
                             YEAR          PAID BY FUND
DWS Treasury Portfolio      2018                $0
                            2017                $0
                            2016                $0



BROKERAGE COMMISSIONS PAID TO AFFILIATED BROKERS



                                                                          AGGREGATE                            % OF THE
                                                                          BROKERAGE                           AGGREGATE
                                                                         COMMISSIONS                            DOLLAR
                                           NAME OF                       PAID BY FUND     % OF THE TOTAL     VALUE OF ALL
                              FISCAL     AFFILIATED                     TO AFFILIATED        BROKERAGE        PORTFOLIO
                               YEAR        BROKER       AFFILIATION        BROKERS          COMMISSIONS      TRANSACTIONS
DWS Tax-Exempt Portfolio      2018         None             -               None                -                 -
                              2017         None             -               None                -                 -
                              2016         None             -               None                -                 -



BROKERAGE COMMISSIONS PAID TO AFFILIATED BROKERS



                                                                        AGGREGATE                            % OF THE
                                                                        BROKERAGE                           AGGREGATE
                                                                       COMMISSIONS                            DOLLAR
                                         NAME OF                       PAID BY FUND     % OF THE TOTAL     VALUE OF ALL
                            FISCAL     AFFILIATED                     TO AFFILIATED        BROKERAGE        PORTFOLIO
                             YEAR        BROKER       AFFILIATION        BROKERS          COMMISSIONS      TRANSACTIONS
DWS Treasury Portfolio      2018         None             -               None                -                 -
                            2017         None             -               None                -                 -
                            2016         None             -               None                -                 -



Listed below are the regular brokers or dealers (as such term is defined in the 1940 Act) of each fund whose securities each fund held as of the end of its most recent fiscal year and the dollar value of such securities.



DWS TAX-EXEMPT PORTFOLIO


The fund did not hold any securities of its regular brokers or dealers.

DWS TREASURY PORTFOLIO


The fund did not hold any securities of its regular brokers or dealers.


TRANSACTIONS FOR RESEARCH SERVICES

For the most recent fiscal year, each fund allocated the following amount of transactions, and related commissions, to broker-dealer firms that have been deemed by the Advisor to provide research services. The provision of research services was not necessarily a factor in the placement of business with such firms.



                                                          COMMISSIONS PAID
                              AMOUNT OF TRANSACTIONS       ON TRANSACTIONS
FUND                            WITH RESEARCH FIRMS      WITH RESEARCH FIRMS
DWS Tax-Exempt Portfolio                $0                       $0






                                                        COMMISSIONS PAID
                            AMOUNT OF TRANSACTIONS       ON TRANSACTIONS
FUND                          WITH RESEARCH FIRMS      WITH RESEARCH FIRMS
DWS Treasury Portfolio                $0                       $0

PART I: APPENDIX I-I - INVESTMENTS, PRACTICES AND TECHNIQUES, AND RISKS

Below is a list of headings related to investments, practices and techniques, and risks which are further described in Appendix II-G.



DWS TAX-EXEMPT PORTFOLIO


Asset Segregation
Borrowing
Cash Management Vehicles
Commercial Paper
Commodity Pool Operator Exclusion
Credit Enhancement
Fixed Income Securities
Illiquid Securities
Impact of Large Redemptions and Purchases of Fund Shares
Industrial Development and Pollution Control Bonds
Interfund Borrowing and Lending Program
Investment Companies and Other Pooled Investment Vehicles
Municipal Leases, Certificates of Participation and Other Participation
Interests
Municipal Securities
Municipal Trust Receipts
Obligations of Banks and Other Financial Institutions
Participation Interests
Private Activity Bonds
Repurchase Agreements
Stable Net Asset Value
Stand-by Commitments
Tax-Exempt Commercial Paper
Tax-Exempt Pass-Through Securities
Third Party Puts
US Government Securities
Variable and Floating Rate Instruments
Variable Rate Demand Preferred Securities
When-Issued and Delayed-Delivery Securities
Yields and Ratings



DWS TREASURY PORTFOLIO

Asset Segregation
Borrowing
Commodity Pool Operator Exclusion
Fixed Income Securities
Illiquid Securities
Impact of Large Redemptions and Purchases of Fund Shares
Interfund Borrowing and Lending Program

Repurchase Agreements

Stable Net Asset Value
Third Party Puts

US Government Securities
Variable and Floating Rate Instruments

PART I: APPENDIX I-J - SECURITIES LENDING ACTIVITIES

Each fund had no securities lending activity during its most recent fiscal year.

PART I: APPENDIX I-K - ADDITIONAL INFORMATION




FUND                         CLASS                         CUSIP NUMBER
DWS Tax-Exempt Portfolio     Tax-Free Investment Class     147539621
Fiscal Year End: 4/30
DWS Treasury Portfolio       Investment Class Shares       461473860
Fiscal Year End: 3/31

STATEMENT OF ADDITIONAL INFORMATION (SAI) - PART II



                                                                                          PAGE
Part II................................................................................    II-1
  Management of the Funds..............................................................    II-1
   Board Members.......................................................................    II-6
  Fund Organization....................................................................    II-9
  Purchase and Redemption of Shares....................................................   II-15
   Purchases...........................................................................   II-16
   Redemptions.........................................................................   II-19
   Exchanges...........................................................................   II-23
  Distribution and Service Agreements and Plans........................................   II-28
  Investments..........................................................................   II-33
   Investments, Practices and Techniques, and Risks....................................   II-33
  Portfolio Transactions...............................................................   II-33
  Portfolio Holdings Information.......................................................   II-36
  Net Asset Value......................................................................   II-37
  Proxy Voting Policy and Guidelines...................................................   II-41
  Miscellaneous........................................................................   II-41
  Ratings Of Investments...............................................................   II-41
  Part II: Appendix II-A - Board Members and Officers..................................   II-48
  Part II: Appendix II-B - Portfolio Management Compensation...........................   II-53
  Part II: Appendix II-C - Fee Rates of Service Providers..............................   II-56
  Part II: Appendix II-D - Financial Services Firms' Compensation......................   II-66
  Part II: Appendix II-E - Firms With Which DWS Has Revenue Sharing Arrangements.......   II-70
  Part II: Appendix II-F - Class A and Class T Sales Charge Schedule...................   II-73
  Part II: Appendix II-G - Investments, Practices and Techniques, and Risks............   II-76
  Part II: Appendix II-H - Taxes.......................................................  II-140
  Part II: Appendix II-I - Proxy Voting Policy and Guidelines..........................  II-166

PART II


Part II of this SAI includes policies, investment techniques and information that apply to the DWS funds. Unless otherwise noted, the use of the term "fund" applies to all DWS funds.




MANAGEMENT OF THE FUNDS


INVESTMENT ADVISOR. DIMA, with headquarters at 345 Park Avenue, New York, NY 10154, is the investment advisor for the fund. Under the oversight of the Board, the Advisor makes investment decisions, buys and sells securities for the fund and conducts research that leads to these purchase and sale decisions. Deutsche Bank AG reorganized its asset management division, Deutsche Asset Management, into a separate financial services firm, DWS Group GmbH & Co. KGaA (DWS Group). DWS Group is now a separate, publicly-listed financial services firm that is an indirect, majority-owned subsidiary of Deutsche Bank AG. The Advisor is an indirect, wholly-owned subsidiary of DWS Group. The Advisor and its predecessors have more than 90 years of experience managing mutual funds and provide a full range of global investment advisory services to institutional and retail clients.


DWS represents the asset management activities conducted by DWS Group or any of its subsidiaries, including DIMA, other affiliated investment advisors and the Distributor. DWS is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.


The Advisor and its affiliates may utilize the resources of DWS's global investment platform to provide investment management services through branch offices or affiliates located outside the US. In some cases, the Advisor and its affiliates may also utilize DWS's branch offices or affiliates located in the US or outside the US to perform certain services, such as trade execution, trade matching and settlement, or various administrative, back-office or other services. The delegation of trade execution, trade matching and settlement services to DWS's branch offices or affiliates will not result in additional fees for a fund or a fund's shareholders. The branch offices or affiliates receive a flat fee for their trade routing services, payable by the Advisor, and do not have authority to select portfolio investments or otherwise provide advice to a fund. DWS's branch offices or affiliates may have discretion to select intermediaries to execute trades and to aggregate trade orders for a fund with those of other DWS funds as well as non-DWS funds clients. The delegation of trade execution, trade matching and settlement services to DWS's branch offices or affiliates may result in certain savings for the Advisor and its affiliates through consolidation of functions and, as a result, may create a conflict of interest between the Advisor and its affiliates and a fund. To the extent services are performed outside the US, such activity may be subject to both US and foreign regulation. It is possible that the jurisdiction in which the Advisor or its affiliate performs such services may impose restrictions or limitations on portfolio transactions that are different from, and in addition to, those that apply in the US.



In some instances, the investments for a fund may be managed by the same individuals who manage one or more other mutual funds advised by DIMA that have similar names, objectives and investment styles. A fund may differ from these other mutual funds in size, cash flow patterns, distribution arrangements, expenses and tax matters. Accordingly, the holdings and performance of a fund may be expected to vary from those of other mutual funds.


Certain investments may be appropriate for a fund and also for other clients advised by DIMA. Investment decisions for a fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by DIMA to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund. Purchase and sale orders for a fund may be combined with those of other clients of DIMA in the interest of achieving the most favorable net results to a fund.

DIMA, its parent or its subsidiaries, or affiliates may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of a fund, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. DIMA has informed a fund that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for a fund, DIMA will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by a fund is a customer of DIMA, its parent or its subsidiaries or affiliates. Also, in dealing with its customers, the Advisor, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by DIMA or any such affiliate.


Officers and employees of the Advisor from time to time may have transactions with various banks, including a fund's custodian bank. It is the Advisor's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other fund relationships.



From time to time, DIMA, DWS Group, Deutsche Bank AG or their affiliates may at their sole discretion invest their own assets in shares of a fund for such purposes it deems appropriate, including investments designed to assist in the management of a fund. Any such investment may be hedged by DIMA, DWS Group, Deutsche Bank AG or their affiliates and, in that event, the return on such investment, net of the effect of the hedge, would be expected to differ from the return of a fund. DIMA, DWS Group, Deutsche Bank AG or their affiliates have no obligation to make any investment in a fund and the amount of any such investment may or may not be significant in comparison to the level of assets of a fund. In the event that such an investment is made, except as otherwise required under the 1940 Act, DIMA, DWS Group, Deutsche Bank AG or their affiliates would be permitted to redeem the investment at such time that they deem appropriate.


DWS NAME. Under a separate agreement, Deutsche Asset Management Investment GmbH has granted a license to DWS Group which permits the DWS funds to utilize the "DWS" trademark.


TERMS OF THE INVESTMENT MANAGEMENT AGREEMENTS. Pursuant to the applicable Investment Management Agreement, DIMA provides continuing investment management of the assets of a fund. In addition to the investment management of the assets of a fund, the Advisor determines the investments to be made for each fund, including what portion of its assets remain uninvested in cash or cash equivalents, and with whom the orders for investments are placed, consistent with a fund's policies as stated in its prospectus and SAI, or as adopted by a fund's Board. DIMA will also monitor, to the extent not monitored by a fund's administrator or other agent, a fund's compliance with its investment and tax guidelines and other compliance policies.


DIMA provides assistance to a fund's Board in valuing the securities and other instruments held by a fund, to the extent reasonably required by valuation policies and procedures that may be adopted by a fund.


Pursuant to the Investment Management Agreement, (unless otherwise provided in the agreement or as determined by a fund's Board and to the extent permitted by applicable law), DIMA pays the compensation and expenses of all the Board members, officers, and executive employees of a fund, including a fund's share of payroll taxes, who are affiliated persons of DIMA.


The Investment Management Agreement provides that a fund, except as noted below, is generally responsible for expenses that include, but are not limited to: fees payable to the Advisor; outside legal, accounting or auditing expenses, including with respect to expenses related to negotiation, acquisition or distribution of portfolio investments; maintenance of books and records that are maintained by a fund, a fund's custodian, or other agents of a fund; taxes and governmental fees; fees and expenses of a fund's accounting agent, custodian, sub-custodians, depositories, transfer agents, dividend reimbursing agents and registrars; payment for portfolio pricing or valuation services to pricing agents, accountants, bankers and other specialists, if any; brokerage commissions or other costs of acquiring or disposing of any portfolio securities or other instruments of a fund; and litigation expenses and other extraordinary expenses not incurred in the ordinary course of a fund's business.


DIMA may enter into arrangements with affiliates and third party service providers to perform various administrative, back-office and other services. Such service providers may be located in the US or in non-US jurisdictions. The costs and expenses of such arrangements are generally borne by DIMA, not by a fund.

Shareholders are not parties to, or intended (or "third party") beneficiaries of the Investment Management Agreement, and the Investment Management Agreement is not intended to create in any shareholder any right to enforce it or to seek any remedy under it, either directly or on behalf of a fund.



For DWS Emerging Markets Equity Fund and DWS Latin America Equity Fund, in rendering investment advisory services, DIMA may use the resources of one or more foreign (non-US) affiliates (the DIMA Overseas Affiliates) that are not registered under the Investment Advisers Act of 1940, as amended (the Advisers
Act), to provide portfolio management and research services to the fund. Under a Participating Affiliates Agreement, a DIMA Overseas Affiliate may be considered a Participating Affiliate of DIMA as that term is used in relief granted by the staff of the SEC allowing US-registered advisers to use investment advisory and trading resources of unregistered advisory affiliates subject to the regulatory supervision of the registered adviser. Each Participating Affiliate and any of their respective employees who provide services to the fund are considered under a Participating Affiliate Agreement to be an "associated person" of DIMA as that term is defined in the Advisers Act for purposes of DIMA's required supervision. Deutsche Bank S.A. - Banco Alemao (DB Brazil) is a Participating Affiliate of DIMA. DB Brazil has appointed DIMA to act as its resident agent for service of process in the US.


For DWS Mid Cap Value Fund and DWS CROCI (Reg. TM) Equity Dividend Fund, the Investment Management Agreement also provides that DIMA shall render administrative services (not otherwise provided by third parties) necessary for a fund's operation as an open-end investment company including, but not limited to, preparing reports and notices to the Board and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Registrant (such as the Registrant's transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Registrant's federal, state and local tax returns; preparing and filing the Registrant's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Registrant under applicable federal and state securities laws; maintaining the Registrant's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Registrant; assisting in the resolution of accounting and legal issues; establishing and monitoring the Registrant's operating budget; processing the payment of the Registrant's bills; assisting the Registrant in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting the Registrant in the conduct of its business, subject to the direction and control of the Board.


On behalf of DWS Mid Cap Value Fund and DWS CROCI (Reg. TM) Equity Dividend Fund, pursuant to a sub-administration agreement between DIMA and State Street Bank & Trust Company (SSB), DIMA has delegated certain administrative functions for each of these funds to SSB under the Investment Management Agreement. The costs and expenses of such delegation are borne by DIMA, not by a fund.



The Investment Management Agreement allows DIMA to delegate any of its duties under the Investment Management Agreement to a subadvisor, subject to a majority vote of the Board, including a majority of the Board who are not interested persons of a fund, and, if required by applicable law, subject to a majority vote of a fund's shareholders.


The Investment Management Agreement provides that DIMA shall not be liable for any error of judgment or mistake of law or for any loss suffered by a fund in connection with matters to which the agreement relates, except a loss resulting from willful malfeasance, bad faith or gross negligence on the part of DIMA in the performance of its duties or from reckless disregard by DIMA of its obligations and duties under the agreement. The Investment Management Agreement may be terminated at any time, without payment of penalty, by either party or by vote of a majority of the outstanding voting securities of a fund on 60 days' written notice.


The Investment Management Agreement continues in effect from year to year only if its continuance is approved annually by the vote of a majority of the Board Members who are not parties to such agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Board or of a majority of the outstanding voting securities of a fund.



Under the Investment Management Agreement, a fund, except as otherwise noted, pays DIMA a management fee calculated daily based on the prior day's net assets and then aggregated for a particular month. For DWS Mid Cap Value Fund and DWS CROCI (Reg. TM) Equity Dividend Fund, the management fee paid to DIMA is calculated and payable monthly based on the average daily net assets for the particular month. The annual management fee rate for each fund is set forth in PART II - APPENDIX II-C.



CROCI (Reg. TM) INVESTMENT STRATEGY AND VALUATION GROUP (APPLICABLE ONLY TO THOSE FUNDS THAT EMPLOY A CROCI (Reg. TM) STRATEGY). The CROCI (Reg. TM) Investment Strategy and Valuation Group is a unit within the DWS Group, through a licensing arrangement with the funds' Advisor. The CROCI (Reg. TM) Investment Strategy and Valuation Group is responsible for devising the CROCI (Reg. TM) strategy and calculating the CROCI (Reg. TM) Economic P/E Ratios. The CROCI (Reg. TM) Investment Strategy and Valuation Group is not responsible for the management of the funds and does not act in a fiduciary capacity in relation to the funds or the investors in the funds. The CROCI (Reg. TM) strategy is provided without any representations or warranties of any kind and the CROCI (Reg. TM) Investment Strategy and Valuation Group shall not be responsible for any error or omissions in any CROCI (Reg. TM) strategy.



The calculation of the CROCI (Reg. TM) Economic P/E Ratios is determined by the CROCI (Reg. TM) Investment Strategy and Valuation Group using publicly available information. This publicly available information is adjusted on rules-based assumptions made by the CROCI (Reg. TM) Investment and Valuation Group that, subsequently, may prove not to have been correct. As CROCI (Reg.
TM)Economic P/Es Ratios are calculated using historical information, there can be no guarantee of the future performance of the CROCI (Reg. TM) strategy.


SUBADVISORS (APPLICABLE ONLY TO THOSE FUNDS THAT HAVE SUBADVISORY ARRANGEMENTS AS DESCRIBED IN PART I). Each Subadvisor serves as subadvisor to a fund pursuant to the terms of a subadvisory agreement between it and DIMA (Subadvisory Agreement).



Deutsche Alternative Asset Management (Global) Limited (DAAM Global), formerly known as RREEF Global Advisors Limited (RGAL), 70 Victoria Street, The Zig Zag Building - Westminster, London, United Kingdom, SW1E6SQ, serves as Subadvisor to all or a portion of the assets of one or more funds. DAAM Global is an investment advisor registered with the SEC. In addition, DAAM Global is an affiliate of DIMA and a direct, wholly-owned subsidiary of DWS Group.


Deutsche Asset Management (Hong Kong) Limited (DeAM HK), Level 52, International Commerce Centre, 1 Austin Road West, Kowloon, Hong Kong, serves as Subadvisor to all or a portion of the assets of one or more funds. DeAM HK is an investment advisor registered with the SEC. DeAM HK is an affiliate of DIMA and a direct, wholly-owned subsidiary of DWS Group.


Deutsche Asset Management International GmbH (Deutsche AM International GmbH), Mainzer Landstrasse 11-17, Frankfurt am Main, Germany, serves as Subadvisor to all or a portion of the assets of one or more funds. Deutsche AM International GmbH is an investment advisor registered with the SEC and with the Federal Financial Supervisory Authority in Germany and a direct, wholly-owned subsidiary of DWS Group.



Northern Trust Investments, Inc. (NTI) 50 South LaSalle Street, Chicago, IL 60603, serves as Subadvisor to all or a portion of the assets of one or more funds. NTI is an Illinois state banking corporation and an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds. Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the US Bank Holding Company Act of 1956, as amended.



RREEF America L.L.C. (RREEF), 222 South Riverside, Chicago, Illinois 60606, serves as Subadvisor to all or a portion of the assets of one or more funds. RREEF is an investment advisor registered with the SEC. RREEF is an affiliate of DIMA and an indirect, wholly-owned subsidiary of DWS Group. RREEF has provided real estate investment management services to institutional investors since 1975 and has been an investment advisor of real estate securities since 1993.



TERMS OF THE SUBADVISORY AGREEMENTS. Pursuant to the terms of the applicable Subadvisory Agreement, a Subadvisor makes the investment decisions, buys and sells securities, and conducts the research that leads to these purchase and sale decisions for a fund. A Subadvisor is also responsible for selecting brokers and dealers to execute portfolio transactions and for negotiating brokerage commissions and dealer charges on behalf of a fund. Under the terms of the Subadvisory Agreement, a Subadvisor manages the investment and reinvestment of a fund's assets and provides such investment advice, research and assistance as DIMA may, from time to time, reasonably request.


Each Subadvisory Agreement provides that the Subadvisor will not be liable for any error of judgment or mistake of law or for any loss suffered by a fund in connection with matters to which the Subadvisory Agreement relates, except a loss resulting from (a) the subadvisor causing a fund to be in violation of any applicable federal or state law, rule or regulation or any investment policy or restriction set forth in a fund's prospectus or as may be provided in writing by the Board or DIMA, or (b) willful misconduct, bad faith or gross negligence on the part of the Subadvisor in the performance of its duties or from reckless disregard by the Subadvisor of its obligations and duties under the Subadvisory Agreement.


A Subadvisory Agreement continues from year to year only as long as such continuance is specifically approved at least annually (a) by a majority of the Board Members who are not parties to such agreement or interested persons of any such party, and (b) by the shareholders or the Board of the Registrant. A Subadvisory Agreement may be terminated at any time upon 60 days' written notice by DIMA or by the Board of the Registrant or by majority vote of the outstanding shares of a fund, and will terminate automatically upon assignment or upon termination of a fund's Investment Management Agreement.


Under each Subadvisory Agreement between DIMA and a Subadvisor, DIMA, not a fund, pays the Subadvisor a subadvisory fee based on the percentage of the assets overseen by the Subadvisor or based on a percentage of the fee received by DIMA from a fund. The Subadvisor fee is paid directly by DIMA at specific rates negotiated between DIMA and the Subadvisor. No fund is responsible for paying the Subadvisor.


SUB-SUBADVISORS (APPLICABLE ONLY TO THOSE FUNDS THAT HAVE SUB-SUBADVISORY ARRANGEMENTS AS DESCRIBED IN PART I). Each Sub-Subadvisor serves as a sub-subadvisor with respect to a fund pursuant to the terms of the applicable sub-subadvisory agreement between it and the Subadvisor (Sub-Subadvisory Agreement).



Deutsche Alternative Asset Management (Global) Limited (DAAM Global), formerly known as RREEF Global Advisors Limited (RGAL), 70 Victoria Street, The Zig Zag Building - Westminster, London, United Kingdom, SW1E6SQ, serves as Sub-Subadvisor to a fund. DAAM Global is an investment advisor registered with the SEC. In addition, DAAM Global is an affiliate of DIMA and a direct, wholly-owned subsidiary of DWS Group.


Deutsche Investments Australia Limited (DIAL), Level 16, Deutsche Bank Place, Corner of Hunter & Phillip Streets, Sydney, NSW 2000, Australia, serves as Sub-Subadvisor to a fund. DIAL is an investment advisor registered with the SEC. In addition, DIAL is an affiliate of DIMA and a direct, wholly-owned subsidiary of DWS Group.



TERMS OF THE SUB-SUBADVISORY AGREEMENTS. Pursuant to the terms of the applicable Sub-Subadvisory Agreement and under the oversight of the Board, DIMA and the Subadvisor, the Sub-Subadvisors provide investment management services with respect to a fund's assets related to specific foreign markets and provides such investment advice, research and assistance as the Subadvisor may, from time to time, reasonably request. The Subadvisor allocates, and reallocates as it deems appropriate, each of a fund's assets among the Sub-Subadvisors. A Sub-Subadvisor is also responsible for selecting brokers and dealers to execute portfolio transactions and for negotiating brokerage commissions and dealer charges on behalf of a fund. Under the terms of the Sub-Subadvisory Agreement, a Sub-Subadvisor manages the investment and reinvestment of a portion of a fund's assets.


Each Sub-Subadvisory Agreement provides that the Sub-Subadvisor shall not be subject to any liability for any act or omission in the course of providing investment management services to a fund, except a loss resulting from willful misconduct, bad faith or gross negligence on the part of the Sub-Subadvisor in the performance of its duties or from reckless disregard by the Sub-Subadvisor of its obligations and duties under the Sub-Subadvisory Agreement.


A Sub-Subadvisory Agreement continues from year to year only as long as such continuance is specifically approved at least annually (a) by a majority of the Board Members who are not parties to such agreement or interested persons of any such party, and (b) by the shareholders or the Board of the Trust/Corporation. A Sub-Subadvisory Agreement may be terminated at any time upon 60 days' written notice by the Board of the Trust/Corporation or by majority vote of the outstanding shares of a fund, and will terminate automatically upon assignment or upon termination of a fund's Subadvisory Agreement.


Under the Sub-Subadvisory Agreements, the Subadvisor, not the fund, pays each Sub-Subadvisor a sub-subadvisory fee based on the percentage of the assets overseen by the Sub-Subadvisor from the fee received by the Subadvisor from DIMA. The sub-subadvisory fee is paid directly by a Subadvisor at specific rates negotiated between a Subadvisor and a Sub-Subadvisor. No fund is responsible for paying a Sub-Subadvisor.

AGREEMENT TO INDEMNIFY INDEPENDENT BOARD MEMBERS FOR CERTAIN EXPENSES. In connection with litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in certain DWS funds (Affected Funds), DIMA has agreed to indemnify and hold harmless the Affected Funds (Fund Indemnification Agreement) against any and all loss, damage, liability and expense, arising from market timing or marketing and sales matters alleged in any enforcement actions brought by governmental authorities involving or potentially affecting the Affected Funds or DIMA (Enforcement Actions) or that are the basis for private actions brought by shareholders of the Affected Funds against the Affected Funds, their directors and officers, DIMA and/or certain other parties (Private Litigation), or any proceedings or actions that may be threatened or commenced in the future by any person (including governmental authorities), arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation. In recognition of its undertaking to indemnify the Affected Funds and in light of the rebuttable presumption generally afforded to independent directors/trustees of investment companies that they have not engaged in disabling conduct, DIMA has also agreed, subject to applicable law and regulation, to indemnify certain (or, with respect to certain Affected Funds, all) of the Independent Board Members of the Affected Funds, against certain liabilities the Independent Board Members may incur from the matters alleged in any Enforcement Actions or Private Litigation or arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation, and advance expenses that may be incurred by the Independent Board Members in connection with any Enforcement Actions or Private Litigation. DIMA is not, however, required to provide indemnification and advancement of expenses: (1) with respect to any proceeding or action which the Affected Funds' Board determines that the Independent Board Members ultimately would not be entitled to indemnification or (2) for any liability of the Independent Board Members or their shareholders to which the Independent Board Member would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the Independent Board Member's duties as a director or trustee of the Affected Funds as determined in a final adjudication in such action or proceeding. The estimated amount of any expenses that may be advanced to the Independent Board Members or indemnity that may be payable under the indemnity agreements is currently unknown. These agreements by DIMA will survive the termination of the Investment Management Agreements between DIMA and the Affected Funds.

BOARD MEMBERS


BOARD MEMBERS AND OFFICERS' IDENTIFICATION AND BACKGROUND. The identification and background of the Board Members and Officers of the Registrant are set forth in PART II - APPENDIX II-A.


BOARD COMMITTEES AND COMPENSATION. Information regarding the Committees of the Board, as well as compensation paid to the Independent Board Members and to Board Members who are not officers of the Registrant, for certain specified periods, is set forth in PART I - APPENDIX I-B AND PART I - APPENDIX I-C.


ADMINISTRATOR, FUND ACCOUNTING AGENT, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT, AND CUSTODIAN



ADMINISTRATOR. DIMA serves as a fund's administrator pursuant to an Administrative Services Agreement (except for DWS CROCI (Reg. TM) Equity Dividend Fund and DWS Mid Cap Value Fund).



For its services under the Administrative Services Agreement, the Administrator receives a fee at the rate set forth in PART II - APPENDIX II-C. The Administrator will pay Accounting Agency fees out of the Administrative Services fee.


Under the Administrative Services Agreement, the Administrator is obligated on a continuous basis to provide such administrative services as the Board of a fund reasonably deems necessary for the proper administration of a fund. The Administrator provides a fund with personnel; arranges for the preparation and filing of a fund's tax returns; prepares and submits reports and meeting materials to the Board and the shareholders; prepares and files updates to a fund's prospectus and statement of additional information as well as other reports required to be filed by the SEC; maintains a fund's records; provides a fund with office space, equipment and services; supervises, negotiates the contracts of and monitors the performance of third parties contractors; oversees the tabulation of proxies; monitors the valuation of portfolio securities and monitors compliance with Board-approved valuation procedures; assists in establishing the accounting and tax policies of a fund; assists in the resolution of accounting issues that may arise with respect to a fund; establishes and monitors a fund's operating expense budgets; reviews and processes a fund's bills; assists in determining the amount of dividends and distributions available to be paid by a fund, prepares and arranges dividend notifications and provides information to agents to effect payments thereof; provides to the Board periodic and special reports; provides assistance with investor and public relations matters; and monitors the registration of shares under applicable federal and state law. The Administrator also performs certain fund accounting services under the Administrative Services Agreement.


The Administrative Services Agreement provides that the Administrator will not be liable under the Administrative Services Agreement except for willful misfeasance, bad faith or negligence in the performance of its duties or from the reckless disregard by it of its duties and obligations thereunder. Pursuant to an agreement between the Administrator and SSB, the Administrator has delegated certain administrative functions to SSB. The costs and expenses of such delegation are borne by the Administrator, not by a fund.


Pursuant to the Advisor's procedures, approved by the Board, proof of claim forms are routinely filed on behalf of a fund by a third party service provider, with certain limited exceptions. The Board receives periodic reports regarding the implementation of these procedures. Under some circumstances, the Advisor may decide that a fund should not participate in a class action, and instead cause the fund to pursue alternative legal remedies. Where the rights and interests of funds differ, the Advisor might take different approaches to the same class action claim.



FUND ACCOUNTING AGENT. For DWS CROCI (Reg. TM) Equity Dividend Fund and DWS Mid Cap Value Fund, DIMA, One International Place, Boston, Massachusetts 02110, is responsible for determining net asset value per share and maintaining the portfolio and general accounting records for a fund pursuant to a Fund Accounting Agreement. For its services under a Fund Accounting Agreement, DIMA receives a fee at the rate set forth in PART II - APPENDIX II-C.



Pursuant to an agreement between DIMA and SSB, DIMA has delegated certain fund accounting functions to SSB under the Fund Accounting Agreement.



TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. DSC, 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Advisor, is each fund's transfer agent, dividend-paying agent and shareholder service agent pursuant to a transfer agency and service agreement (Transfer Agency and Services Agreement). Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc.
(DST), DSC has delegated certain transfer agent, dividend paying agent and shareholder servicing agent functions to DST. The costs and expenses of such delegation are borne by DSC, not by a fund. For its services under the Transfer Agency and Services Agreement, DSC receives a fee at the rate set forth in PART II - APPENDIX II-C. Each fund, or the Advisor (including any affiliate of the Advisor), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of shares whose interests are generally held in an omnibus account.



CUSTODIAN. Under its custody agreement with a fund, the Custodian (i) maintains separate accounts in the name of a fund, (ii) holds and transfers portfolio securities on account of a fund, (iii) accepts receipts and makes disbursements of money on behalf of a fund, and (iv) collects and receives all income and other payments and distributions on account of a fund's portfolio securities. The Custodian has entered into agreements with foreign subcustodians approved by the Board pursuant to Rule 17f-5 under the 1940 Act.


In some instances, the Custodian may use Deutsche Bank AG or its affiliates, as subcustodian (DB Subcustodian) in certain countries. To the extent a fund holds any securities in the countries in which the Custodian uses a DB Subcustodian as a subcustodian, those securities will be held by DB Subcustodian as part of a larger omnibus account in the name of the Custodian (Omnibus Account). For its services, DB Subcustodian receives (1) an annual fee based on a percentage of the average daily net assets of the Omnibus Account and (2) transaction charges with respect to transactions that occur within the Omnibus Account (e.g., foreign exchange transactions or corporate transactions). To the extent that a DB Subcustodian receives any brokerage commissions for any transactions, such transactions and amount of brokerage commissions paid by the fund are set forth in PART I - APPENDIX I-H.


The Custodian's fee may be reduced by certain earnings credits in favor of a fund.


FUND LEGAL COUNSEL. Provides legal services to the funds.


TRUSTEE/DIRECTOR LEGAL COUNSEL. Serves as legal counsel to the Independent Board Members.


PRINCIPAL UNDERWRITER AND DISTRIBUTION AGREEMENT. Pursuant to a distribution agreement (Distribution Agreement) with a fund, DDI, 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Advisor, is the principal underwriter and distributor for each class of shares of a fund and acts as agent of a fund in the continuous offering of its shares. The Distribution Agreement remains in effect for a class from year-to-year only if its continuance is approved for the class at least annually by a vote of the Board, including the Board Members who are not parties to the Distribution Agreement or interested persons of any such party.


The Distribution Agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by a fund or by DDI upon 60 days' notice. Termination by a fund with respect to a class may be by vote of (i) a majority of the Board Members who are not interested persons of a fund and who have no direct or indirect financial interest in the Distribution Agreement or any related agreement, or (ii) a "majority of the outstanding voting securities" of the class of a fund, as defined under the 1940 Act. All material amendments must be approved by the Board in the manner described above with respect to the continuation of the Distribution Agreement. The provisions concerning continuation, amendment and termination of a Distribution Agreement are on a fund-by-fund and class-by-class basis.


Under the Distribution Agreement, DDI uses reasonable efforts to sell shares of a fund and may appoint various financial services firms to sell shares of a fund and to provide ongoing shareholder services. DDI bears all of its expenses of providing services pursuant to the Distribution Agreement, including the payment of any commissions, concessions, and distribution and/or shareholder service fees to financial services firms. A fund pays the cost of the registration of its shares for sale under the federal securities laws and the registration or qualification of its shares for sale under the securities laws of the various states. A fund also pays the cost for the prospectus and shareholder reports to be typeset and printed for existing shareholders, and DDI, as principal underwriter, pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. DDI also pays for supplementary sales literature and advertising costs. DDI receives any sales charge upon the purchase of shares of a class with an initial sales charge and pays commissions, concessions and distribution fees to firms for the sale of a fund's shares. DDI also receives any contingent deferred sales charges paid with respect to the redemption of any shares having such a charge. DDI receives no compensation from a fund as principal underwriter and distributor except with respect to certain fund classes in amounts authorized by a Rule 12b-1 Plan adopted for a class by a fund (see Distribution and Service Agreements and Plans).


SHAREHOLDER AND ADMINISTRATIVE SERVICES. Shareholder and administrative services are provided to certain fund classes under a shareholder services agreement (Services Agreement) with DDI. The Services Agreement continues in effect for each class from year to year so long as such continuance is approved for the class at least annually by a vote of the Board, including the Board Members who are not interested persons of a fund and who have no direct or indirect financial interest in the Services Agreement or in any related agreement. The Services Agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by a fund or by DDI upon 60 days' notice. Termination by a fund with respect to a class may be by a vote of (i) the majority of the Board Members who are not interested persons of a fund and who have no direct or indirect financial interest in the Services Agreement or in any related agreement, or (ii) a "majority of the outstanding voting securities" of the class of such fund, as defined under the 1940 Act. The Services Agreement may not be amended for a class to increase materially the fee to be paid by a fund without approval of a majority of the outstanding voting securities of such class of a fund, and all material amendments must in any event be approved by the Board in the manner described above with respect to the continuation of the Services Agreement.


Under the Services Agreement, DDI provides, and may appoint various financial services firms to provide, information and services to investors in certain classes of a fund. Firms appointed by DDI provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to shareholders in the applicable classes of a fund. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding a fund, providing assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation.


DDI bears all of its expenses of providing those services pursuant to the Services Agreement, including the payment of any service fees to financial services firms appointed by DDI to provide such services and DDI receives compensation from a fund for its services under the Services Agreement in amounts authorized by a Rule 12b-1 Plan adopted for a class by a fund (see Distribution and Service Agreements and Plans).

DDI may itself provide some of the above distribution and shareholder and administrative services and may retain any portion of the fees received under the Distribution Agreement and/or the Services Agreement not paid to financial services firms to compensate itself for such distribution and shareholder and administrative functions performed for a fund. Firms to which DDI may pay commissions, concessions, and distribution fees or service fees or other compensation may include affiliates of DDI.


CODES OF ETHICS. Each fund, the Advisor, each fund's principal underwriter and distributor, and, if applicable, each fund's subadvisor(s) (and, if applicable, sub-subadvisor(s)) have adopted codes of ethics under Rule 17j-1 under the 1940 Act. Board Members, officers of a Registrant and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by a fund, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of a fund. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor's or subadvisors Codes of Ethics may be granted in particular circumstances after review by appropriate personnel.



FUND ORGANIZATION


FOR EACH TRUST (EXCEPT DEUTSCHE DWS ASSET ALLOCATION TRUST, DEUTSCHE DWS PORTFOLIO TRUST, DEUTSCHE DWS TAX FREE TRUST AND CASH ACCOUNT TRUST)



The Board has the authority to divide the shares of the Trust into multiple funds by establishing and designating two or more series of the Trust. The Board also has the authority to establish and designate two or more classes of shares of the Trust, or of any series thereof, with variations in the relative rights and preferences between the classes as determined by the Board; provided that all shares of a class shall be identical with each other and with the shares of each other class of the same series except for such variations between the classes, including bearing different expenses, as may be authorized by the Board and not prohibited by the 1940 Act and the rules and regulations thereunder. All shares issued and outstanding are transferable, have no pre-emptive or conversion rights (except as may be determined by the Board) and are redeemable as described in the SAI and in the prospectus. Each share has equal rights with each other share of the same class of the fund as to voting, dividends, exchanges, conversion features and liquidation. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.


A fund generally is not required to hold meetings of its shareholders. Under the Declaration of Trust, shareholders only have the power to vote in connection with the following matters and only to the extent and as provided in the Declaration of Trust and as required by applicable law: (a) the election, re-election or removal of one or more Trustees if a meeting of shareholders is called by or at the direction of the Board for such purpose(s), provided that the Board shall promptly call a meeting of shareholders for the purpose of voting upon the question of removal of one or more Trustees as a result of a request in writing by the holders of not less than 10% of the outstanding shares of the Trust; (b) the termination of the Trust or a fund if, in either case, the Board submits the matter to a vote of shareholders; (c) any amendment of the Declaration of Trust that (i) would affect the rights of shareholders to vote under the Declaration of Trust, (ii) requires shareholder approval under applicable law or (iii) the Board submits to a vote of shareholders; and (d) such additional matters as may be required by law or as the Board may determine to be necessary or desirable. Shareholders also vote upon changes in fundamental policies or restrictions.


The Declaration of Trust provides that shareholder meeting quorum requirements shall be established in the By-laws. The By-laws of the Trust currently provide that the presence in person or by proxy of the holders of 30% of the shares entitled to vote at a meeting shall constitute a quorum for the transaction of business at meetings of shareholders of the Trust (or of an individual series or class if required to vote separately).


On any matter submitted to a vote of shareholders, all shares of the Trust entitled to vote shall, except as otherwise provided in the By-laws, be voted in the aggregate as a single class without regard to series or classes of shares, except (a) when required by applicable law or when the Board has determined that the matter affects one or more series or classes of shares materially differently, shares shall be voted by individual series or class; and (b) when the Board has determined that the matter affects only the interests of one or more series or classes, only shareholders of such series or classes shall be entitled to vote thereon.


The Declaration of Trust provides that the Board may, in its discretion, establish minimum investment amounts for shareholder accounts, impose fees on accounts that do not exceed a minimum investment amount and involuntarily redeem shares in any such account in payment of such fees. The Board, in its sole discretion, also may cause the Trust to redeem all of the shares of the Trust or one or more series or classes held by any shareholder for any reason, to the extent permissible by the 1940 Act, including: (a) if the shareholder owns shares having an aggregate net asset value of less than a specified minimum amount; (b) if a particular shareholder's ownership of shares would disqualify a series from being a regulated investment company; (c) upon a shareholder's failure to provide sufficient identification to permit the Trust to verify the shareholder's identity; (d) upon a shareholder's failure to pay for shares or meet or maintain the qualifications for ownership of a particular class or series of shares; (e) if the Board determines (or pursuant to policies established by the Board it is determined) that share ownership by a particular shareholder is not in the best interests of remaining shareholders; (f) when a fund is requested or compelled to do so by governmental authority or applicable law; and (g) upon a shareholder's failure to comply with a request for information with respect to the direct or indirect ownership of shares or other securities of the Trust. The Declaration of Trust also authorizes the Board to terminate a fund or any class without shareholder approval, and the Trust may suspend the right of shareholders to require the Trust to redeem shares to the extent permissible under the 1940 Act.



The Declaration of Trust provides that, except as otherwise required by applicable law, the Board may authorize the Trust or any series or class thereof to merge, reorganize or consolidate with any corporation, association, trust or series thereof (including another series or class of the Trust) or other entity (in each case, the "Surviving Entity") or the Board may sell, lease or exchange all or substantially all of the Trust property (or all or substantially all of the Trust property allocated or belonging to a particular series or class), including its good will, to any Surviving Entity, upon such terms and conditions and for such consideration as authorized by the Board. Such transactions may be effected through share-for-share exchanges, transfers or sales of assets, in-kind redemptions and purchases, exchange offers or any other method approved by the Board. The Board shall provide notice to affected shareholders of each such transaction. The authority of the Board with respect to the merger, reorganization or consolidation of any class of the Trust is in addition to the authority of the Board to combine two or more classes of a series into a single class. (For DWS RREEF Global Real Estate Securities Fund, the fund's by-laws contain special provisions related to a reorganization of the fund.)



Upon the termination of the Trust or any series, after paying or adequately providing for the payment of all liabilities, which may include the establishment of a liquidating trust or similar vehicle, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Board may distribute the remaining Trust property or property of the series to the shareholders of the Trust or the series involved, ratably according to the number of shares of the Trust or such series held by the several shareholders of the Trust or such series on the date of termination, except to the extent otherwise required or permitted by the preferences and special or relative rights and privileges of any classes of shares of a series involved, provided that any distribution to the shareholders of a particular class of shares shall be made to such shareholders pro rata in proportion to the number of shares of such class held by each of them. The composition of any such distribution (e.g., cash, securities or other assets) shall be determined by the Trust in its sole discretion and may be different among shareholders (including differences among shareholders in the same series or class).


Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of a fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a fund or a fund's trustees. Moreover, the Declaration of Trust provides for indemnification out of fund property for all losses and expenses of any shareholder held personally liable for the obligations of the fund, and the fund may be covered by insurance which the Board considers adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a disclaimer is inoperative and a fund itself is unable to meet its obligations.



FOR DEUTSCHE DWS ASSET ALLOCATION TRUST, DEUTSCHE DWS PORTFOLIO TRUST AND DEUTSCHE DWS TAX FREE TRUST

The Board has the authority to divide the shares of the Trust into multiple funds by establishing and designating two or more series of the Trust. The Board also has the authority to establish and designate two or more classes of shares of the Trust, or of any series thereof, with variations in the relative rights and preferences between the classes as determined by the Board; provided that all shares of a class shall be identical with each other and with the shares of each other class of the same series except for such variations between the classes, including bearing different expenses, as may be authorized by the Board and not prohibited by the 1940 Act and the rules and regulations thereunder. All shares issued and outstanding are transferable, have no pre-emptive or conversion rights (except as may be determined by the Board) and are redeemable as described in the SAI and in the prospectus. Each share has equal rights with each other share of the same class of the fund as to voting, dividends, exchanges, conversion features and liquidation. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.


A fund generally is not required to hold meetings of its shareholders. Under the Declaration of Trust, shareholders only have the power to vote in connection with the following matters and only to the extent and as provided in the Declaration of Trust and as required by applicable law: (a) the election, re-election or removal of one or more Trustees if a meeting of shareholders is called by or at the direction of the Board for such purpose(s), provided that the Board shall promptly call a meeting of shareholders for the purpose of voting upon the question of removal of one or more Trustees as a result of a request in writing by the holders of not less than 10% of the outstanding shares of the Trust; (b) the termination of the Trust or a fund if, in either case, the Board submits the matter to a vote of shareholders; (c) any amendment of the Declaration of Trust that (i) would change any right with respect to any shares of the Trust or fund by reducing the amount payable thereon upon liquidation of the Trust or fund or by diminishing or eliminating any voting rights pertaining thereto, in which case the vote or consent of the holders of two-thirds of the shares of the Trust or fund outstanding and entitled to vote would be required (ii) requires shareholder approval under applicable law or
(iii) the Board submits to a vote of shareholders; and (d) such additional matters as may be required by law or as the Board may determine to be necessary or desirable. Shareholders also vote upon changes in fundamental policies or restrictions.

In addition, under the Declaration of Trust, shareholders of the Trust also have the power to vote in connection with the following matters to the extent and as provided in the Declaration of Trust and as required by applicable law:
(a) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claims should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders; (b) with respect to any merger, consolidation or sale of assets; (c) with respect to any investment advisory or management contract entered into with respect to one or more funds; (d) with respect to the incorporation of the Trust or a fund; (e) with respect to any plan adopted pursuant to Rule 12b-1 (or any successor rule) under the 1940 Act; and (f) with respect to such additional matters relating to the Trust as may be required by the Declaration of Trust, the By-laws or any registration of the Trust with the SEC as an investment company under the 1940 Act.


The Declaration of Trust provides that shareholder meeting quorum requirements shall be established in the By-laws. The By-laws of the Trust currently provide that the presence in person or by proxy of the holders of 30% of the shares entitled to vote at a meeting shall constitute a quorum for the transaction of business at meetings of shareholders of the Trust (or of an individual series or class if required to vote separately).


On any matter submitted to a vote of shareholders, all shares of the Trust entitled to vote shall, except as otherwise provided in the By-laws, be voted in the aggregate as a single class without regard to series or classes of shares, except (a) when required by applicable law or when the Board has determined that the matter affects one or more series or classes of shares materially differently, shares shall be voted by individual series or class; and (b) when the Board has determined that the matter affects only the interests of one or more series or classes, only shareholders of such series or classes shall be entitled to vote thereon.


The Declaration of Trust provides that the Board may, in its discretion, establish minimum investment amounts for shareholder accounts, impose fees on accounts that do not exceed a minimum investment amount and involuntarily redeem shares in any such account in payment of such fees. The Board, in its sole discretion, also may cause the Trust to redeem all of the shares of the Trust or one or more series or classes held by any shareholder for any reason, to the extent permissible by the 1940 Act, including: (a) if the shareholder owns shares having an aggregate net asset value of less than a specified minimum amount; (b) if a particular shareholder's ownership of shares would disqualify a series from being a regulated investment company; (c) upon a shareholder's failure to provide sufficient identification to permit the Trust to verify the shareholder's identity; (d) upon a shareholder's failure to pay for shares or meet or maintain the qualifications for ownership of a particular class or series of shares; (e) if the Board determines (or pursuant to policies established by the Board it is determined) that share ownership by a particular shareholder is not in the best interests of remaining shareholders; (f) when a fund is requested or compelled to do so by governmental authority or applicable law; and (g) upon a shareholder's failure to comply with a request for information with respect to the direct or indirect ownership of shares or other securities of the Trust. The Declaration of Trust also authorizes the Board to terminate a fund or any class without shareholder approval, and the Trust may suspend the right of shareholders to require the Trust to redeem shares to the extent permissible under the 1940 Act.


Upon the termination of the Trust or any series, after paying or adequately providing for the payment of all liabilities, which may include the establishment of a liquidating trust or similar vehicle, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Board may distribute the remaining Trust property or property of the series to the shareholders of the Trust or the series involved, ratably according to the number of shares of the Trust or such series held by the several shareholders of the Trust or such series on the date of termination, except to the extent otherwise required or permitted by the preferences and special or relative rights and privileges of any classes of shares of a series involved, provided that any distribution to the shareholders of a particular class of shares shall be made to such shareholders pro rata in proportion to the number of shares of such class held by each of them. The composition of any such distribution (e.g., cash, securities or other assets) shall be determined by the Trust in its sole discretion and may be different among shareholders (including differences among shareholders in the same series or class).


Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of a fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a fund or a fund's trustees. Moreover, the Declaration of Trust provides for indemnification out of fund property for all losses and expenses of any shareholder held personally liable for the obligations of the fund and the fund may be covered by insurance which the Board considers adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a disclaimer is inoperative and a fund itself is unable to meet its obligations.


FOR CASH ACCOUNT TRUST


The Board Members have the authority to create additional funds and to designate the relative rights and preferences as between the different funds. The Board Members also may authorize the division of shares of a fund into different classes, which may bear different expenses. All shares issued and outstanding are fully paid and non-assessable, transferable, have no pre-emptive or conversion rights and are redeemable as described in the funds' prospectuses and SAIs. Each share has equal rights with each other share of the same class of the fund as to voting, dividends, exchanges, conversion features and liquidation. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. The Board Members may also terminate any fund or class by notice to the shareholders without shareholder approval.



The Trust generally is not required to hold meetings of its shareholders. Under the Declaration of Trust, however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of Board Members if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the 1940 Act; (c) any termination or reorganization of the Trust to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust or any fund, establishing a fund, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Trust, or any registration of the Trust with the SEC or any state, or as the Board Members may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.



Subject to the Declaration of Trust, shareholders may remove Board Members. Each Board Member serves until the next meeting of shareholders, if any, called for the purpose of electing Board Members and until the election and qualification of a successor or until such Board Member sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the Board Members. In accordance with the 1940 Act (a) the Trust will hold a shareholder meeting for the election of Board Members at such time as less than a majority of the Board Members have been elected by shareholders, and (b) if, as a result of a vacancy in the Board, less than two-thirds of the Board Members have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.


The Declaration of Trust provides that obligations of the Trust are not binding upon the Board Members individually but only upon the property of the Trust, that the Board Members and officers will not be liable for errors of judgment or mistakes of fact or law, and that a Trust will indemnify its Board Members and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with a Trust except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust protects or indemnifies a Board Member or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


Board Members may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.


The Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of a fund could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of Board Members and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of a fund and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.


The Declaration of Trust specifically authorizes the Board to terminate the Trust (or any fund or class) by notice to the shareholders without shareholder approval.


Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Trust. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Board Members. Moreover, the Declaration of Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust and the Trust may be covered by insurance. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Advisor remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.



FOR EACH CORPORATION



All shares issued and outstanding are fully paid and non-assessable, transferable, have no pre-emptive rights (except as may be determined by the Board of Directors) or conversion rights (except as described below) and are redeemable as described in the SAI and in each fund's prospectus. Each share has equal rights with each other share of the same class of a fund as to voting, dividends, exchanges and liquidation. Shareholders are entitled to one vote for each share held and fractional votes for fractional shares held.


The Board of Directors may determine that shares of a fund or a class of a fund shall be automatically converted into shares of another fund of the Corporation or of another class of the same or another fund based on the relative net assets of such fund or class at the time of conversion. The Board of Directors may also provide that the holders of shares of a fund or a class of a fund shall have the right to convert or exchange their shares into shares of one or more other funds or classes on terms established by the Board of Directors.


Each share of the Corporation may be subject to such sales loads or charges, expenses and fees, account size requirements, and other rights and provisions, which may be the same or different from any other share of the Corporation or any other share of any fund or class of a fund (including shares of the same fund or class as the share), as the Board of Directors may establish or change from time to time and to the extent permitted under the 1940 Act.


The Corporation is not required to hold an annual meeting of shareholders in any year in which the election of Directors is not required by the 1940 Act. If a meeting of shareholders of the Corporation is required by the 1940 Act to take action on the election of Directors, then an annual meeting shall be held to elect Directors and take such other action as may come before the meeting. Special meetings of the shareholders of the Corporation, or of the shareholders of one or more funds or classes thereof, for any purpose or purposes, may be called at any time by the Board of Directors or by the President, and shall be called by the President or Secretary at the request in writing of shareholders entitled to cast a majority of the votes entitled to be cast at the meeting.


Except as provided in the 1940 Act, the presence in person or by proxy of the holders of one-third of the shares entitled to vote at a meeting shall constitute a quorum for the transaction of business at meetings of shareholders of the Corporation or of a fund or class.


On any matter submitted to a vote of shareholders, all shares of the Corporation entitled to vote shall be voted in the aggregate as a single class without regard to series or classes of shares, provided, however, that (a) when applicable law requires that one or more series or classes vote separately, such series or classes shall vote separately and, subject to (b) below, all other series or classes shall vote in the aggregate; and (b) when the Board of Directors determines that a matter does not affect the interests of a particular series or class, such series or class shall not be entitled to any vote and only the shares of the affected series or classes shall be entitled to vote.


Notwithstanding any provision of Maryland corporate law requiring authorization of any action by a greater proportion than a majority of the total number of shares entitled to vote on a matter, such action shall be effective if authorized by the majority vote of the outstanding shares entitled to vote.

Subject to the requirements of applicable law and any procedures adopted by the Board of Directors from time to time, the holders of shares of the Corporation or any one or more series or classes thereof may take action or consent to any action by delivering a consent, in writing or by electronic transmission, of the holders entitled to cast not less than the minimum number of votes that would be necessary to authorize or take the action at a formal meeting.


The Articles of Incorporation provide that the Board of Directors may, in its discretion, establish minimum investment amounts for shareholder accounts, impose fees on accounts that do not exceed a minimum investment amount and involuntarily redeem shares in any such account in payment of such fees. The Board of Directors, in its sole discretion, also may cause the Corporation to redeem all of the shares of the Corporation or one or more series or classes held by any shareholder for any reason, to the extent permissible by the 1940 Act, including: (a) if the shareholder owns shares having an aggregate net asset value of less than a specified minimum amount; (b) if the shareholder's ownership of shares would disqualify a series from being a regulated investment company; (c) upon a shareholder's failure to provide sufficient identification to permit the Corporation to verify the shareholder's identity; (d) upon a shareholder's failure to pay for shares or meet or maintain the qualifications for ownership of a particular series or class; (e) if the Board of Directors determines (or pursuant to policies established by the Board of Directors it is determined) that share ownership by a shareholder is not in the best interests of the remaining shareholders; (f) when the Corporation is requested or compelled to do so by governmental authority or applicable law; or (g) upon a shareholder's failure to comply with a request for information with respect to the direct or indirect ownership of shares of the Corporation. By redeeming shares the Corporation may terminate a fund or any class without shareholder approval, and the Corporation may suspend the right of shareholders to require the Corporation to redeem shares to the extent permissible under the 1940 Act.


Except as otherwise permitted by the Articles of Incorporation, upon liquidation or termination of a fund or class, shareholders of such fund or class of such fund shall be entitled to receive, pro rata in proportion to the number of shares of such fund or class held by each of them, a share of the net assets of such fund or class, and the holders of shares of any other particular fund or class shall not be entitled to any such distribution, provided, however, that the composition of any such payment (e.g., cash, securities and/or other assets) to any shareholder shall be determined by the Corporation in its sole discretion, and may be different among shareholders (including differences among shareholders in the same fund or class).



FOR MASTER/FEEDER ARRANGEMENTS



Deutsche DWS Equity 500 Index Portfolio and Government Cash Management Portfolio (the "Portfolios" and each a "Portfolio") are organized as master trust funds under the laws of the State of New York. Each Portfolio serves as a master fund in a master/feeder arrangement. References to a fund in this section refer only to a fund that is a feeder fund in a master/feeder arrangement. Each Portfolio's Declaration of Trust provides that a fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of a Portfolio. However, the risk of a fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and a Portfolio itself was unable to meet its obligations. Accordingly, the Board believes that neither a fund nor its shareholders will be adversely affected by reason of a fund's investing in a Portfolio. Whenever a fund is requested to vote on a matter pertaining to a Portfolio, a fund will vote its shares without a meeting of shareholders of a fund if the proposal is one, in which made with respect to a fund, would not require the vote of shareholders of a fund as long as such action is permissible under applicable statutory and regulatory requirements. In addition, whenever a fund is requested to vote on matters pertaining to the fundamental policies of a Portfolio, a fund will hold a meeting of the fund's shareholders and will cast its vote as instructed by the fund's shareholders. The percentage of a fund's votes representing fund shareholders not voting will be voted by a fund in the same proportion as fund shareholders who do, in fact, vote. For all other matters requiring a vote, a fund will hold a meeting of shareholders of a fund and, at the meeting of investors in a Portfolio, a fund will cast all of its votes in the same proportion as the votes of a fund's shareholders even if all fund shareholders did not vote. Even if a fund votes all its shares at the Portfolio meeting, other investors with a greater pro rata ownership of a Portfolio could have effective voting control of the operations of a Portfolio.


PURCHASE AND REDEMPTION OF SHARES

GENERAL INFORMATION. Policies and procedures affecting transactions in a fund's shares can be changed at any time without notice, subject to applicable law. Transactions may be contingent upon proper completion of application forms and other documents by shareholders and their receipt by a fund's agents. Transaction delays in processing (and changing account features) due to circumstances within or beyond the control of a fund and its agents may occur. Shareholders (or their financial services firms) are responsible for all losses and fees resulting from bad checks, cancelled orders or the failure to consummate transactions effected pursuant to instructions reasonably believed to be genuine.


A fund may suspend (in whole or in part) or terminate the offering of its shares at any time for any reason and may limit the amount of purchases by, and refuse to sell to, any person. During the period of such suspension, a fund may permit certain persons (for example, persons who are already shareholders of the fund) to continue to purchase additional shares of a fund and to have dividends reinvested.


Orders will be confirmed at a share price next calculated after receipt in good order by DDI. Except as described below, orders received by certain dealers or other financial services firms prior to the close of a fund's business day will be confirmed at a price based on the net asset value determined on that day (trade date).


USE OF FINANCIAL SERVICES FIRMS. Dealers and other financial services firms provide varying arrangements for their clients to purchase and redeem a fund's shares, including different minimum investments, and may assess transaction or other fees. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services. Firms also may hold a fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Shareholder Service Agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from a fund through the Shareholder Service Agent for record-keeping and other expenses relating to these nominee accounts. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of DDI, may receive compensation from a fund through the Shareholder Service Agent for these services.


A fund has authorized one or more financial service institutions, including certain members of the Financial Industry Regulatory Authority (FINRA) other than DDI (i.e., financial institutions), to accept purchase and redemption orders for a fund's shares. Such financial institutions may also designate other parties, including plan administrator intermediaries, to accept purchase and redemption orders on a fund's behalf. Orders for purchases or redemptions will be deemed to have been received by a fund when such financial institutions or, if applicable, their authorized designees accept the orders. Subject to the terms of the contract between a fund and the financial institution, ordinarily orders will be priced at a fund's net asset value next computed after acceptance by such financial institution or its authorized designees. Further, if purchases or redemptions of a fund's shares are arranged and settlement is made at an investor's election through any other authorized financial institution, that financial institution may, at its discretion, charge a fee for that service.


TAX-SHELTERED RETIREMENT PLANS. The Shareholder Service Agent and DDI provide retirement plan services and documents and can establish investor accounts in any of the following types of retirement plans:


o Traditional, Roth and Education IRAs. This includes Simplified Employee Pension Plan (SEP) IRA accounts and prototype documents.


o 403(b)(7) Custodial Accounts. This type of plan is available to employees of most non-profit organizations.


o Prototype money purchase pension and profit-sharing plans may be adopted by employers.


Materials describing these plans and materials for establishing them are available from the Shareholder Service Agent upon request. DDI may pay commissions to dealers and other financial services firms in connection with shares sold to retirement plans. For further information about such compensation, see Compensation Schedules #1 and #2 as set forth in PART II - APPENDIX II-D. Additional fees and transaction policies and procedures may apply to such plans. Certain funds investing in municipal securities may not be appropriate for such Tax-Sheltered Retirement Plans. Investors should consult their own tax advisors before establishing a retirement plan.


PURCHASES


A fund may offer only certain of the classes of shares referred to in the subsections below. Thus, the information provided below in regard to the purchase of certain classes of shares is only applicable to funds offering such classes of shares. For information regarding purchases of shares of Deutsche DWS Variable Series I, Deutsche DWS Variable Series II and Deutsche DWS Investments VIT Funds, please see VARIABLE INSURANCE FUNDS below. For information regarding purchases of money market funds, please see MONEY MARKET FUNDS below.



PURCHASE OF CLASS A SHARES. The public offering price of Class A shares is the net asset value plus a sales charge based on investment amount, as set forth in the relevant prospectus and the "Class A and Class T Sales Charge Schedule" set forth in PART II - APPENDIX II-F. Class A shares are subject to a Rule 12b-1 fee, as described in the relevant prospectus (see also the discussion of Rule 12b-1 Plans under Distribution and Service Agreements and Plans below).


CLASS A SHARES REDUCED SALES CHARGES

QUANTITY DISCOUNTS. An investor or the investor's dealer or other financial services firm must notify the Shareholder Service Agent or DDI whenever a quantity discount or reduced sales charge is applicable to a purchase. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single dealer or other firm and identified as originating from a qualifying purchaser.



COMBINED PURCHASES. A fund's Class A shares may be purchased at the rate applicable to the sales charge discount bracket attained by combining same day investments in all share classes of two or more retail DWS funds (excluding direct purchases of DWS money market funds).


CUMULATIVE DISCOUNT. Class A shares of a fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares being purchased, the value of all share classes of retail DWS funds (excluding shares in DWS money market funds for which a sales charge has not previously been paid and computed at the maximum offering price at the time of the purchase for which the discount is applicable for

Class A shares) already owned by the investor or his or her immediate family member (including the investor's spouse or life partner and children or stepchildren age 21 or younger).



LETTER OF INTENT. The reduced sales charges for Class A shares, as shown in the relevant prospectus and the "Class A Sales and Class T Charge Schedule" set forth in PART II - APPENDIX II-F, also apply to the aggregate amount of purchases of all shares of retail DWS funds (excluding direct purchases of DWS money market funds) made by any purchaser within a 24-month period under a written Letter of Intent (Letter) provided to DDI. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed shares are redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. A shareholder may include the value (at the maximum offering price, which is determined by adding the maximum applicable sales load charged to the net asset value) of all shares of such DWS funds held of record as of the initial purchase date under the Letter as an "accumulation credit" toward the completion of the Letter, but no price adjustment will be made on such shares.



A description of other waivers are included in the relevant prospectus.


PURCHASE OF CLASS T SHARES. The public offering price of Class T shares is the net asset value plus a sales charge based on investment amount, as set forth in the relevant prospectus and the "Class A and Class T Sales Charge Schedule" set forth in PART II - APPENDIX II-F. Class T shares are subject to a Rule 12b-1 fee, as described in the relevant prospectus (see also the discussion of Rule 12b-1 Plans under Distribution and Service Agreements and Plans below).


CLASS T NAV SALES. There are generally no sales charge waivers for Class T purchases. However, the sales charge will be waived if you are reinvesting dividends and distributions. In addition, certain intermediaries may provide sales charge waivers. If provided, such waivers and the applicable intermediaries would be described under "Sales Charge Waivers and Discounts Available Through Intermediaries" in Appendix B to a fund's prospectus.


PURCHASE OF CLASS C SHARES. Class C shares of a fund are offered at net asset value. No initial sales charge is imposed, which allows the full amount of the investor's purchase payment to be invested in Class C shares for his or her account. Class C shares are subject to a contingent deferred sales charge of 1.00% (for shares sold within one year of purchase) and Rule 12b-1 fees, as described in the relevant prospectus (see also the discussion of Rule 12b-1 Plans under Distribution and Service Agreements and Plans below).



Effective on or about August 10, 2018, Class C shares will automatically convert to Class A shares of the same fund at the relative net asset values of the two classes no later than the end of the month in which the tenth anniversary of the date of purchase occurs (or such earlier date as the Trustees or Directors of a fund may authorize), provided that the relevant fund or the financial intermediary through which the shareholder purchased such Class C shares has records verifying the completion of the ten-year aging period. Class C shares issued upon reinvestment of income and capital gain dividends and other distributions will be converted to Class A shares on a pro rata basis with the Class C shares. For purposes of calculating the time period remaining on the conversion of Class C shares to Class A shares, Class C shares received on exchange retain their original purchase date. No sales charges or other charges will apply to any such conversion.



PURCHASE OF CLASS R SHARES. Class R shares of a fund are offered at net asset value. No initial sales charge is imposed, which allows the full amount of the investor's purchase payment to be invested in Class R shares for his or her account. Class R shares are subject to a Rule 12b-1 fee, as described in the relevant prospectus (see also the discussion of Rule 12b-1 Plans under Distribution and Service Agreements and Plans below).


The Shareholder Service Agent monitors transactions in Class R shares to help to ensure that investors purchasing Class R shares meet the eligibility requirements described in the prospectus. If the Shareholder Service Agent is unable to verify that an investor meets the eligibility requirements for Class R, either following receipt of a completed application form within time frames established by a fund or as part of its ongoing monitoring, the

Shareholder Service Agent may take corrective action up to and including canceling the purchase order or redeeming the account.


PURCHASE OF CLASS R6 SHARES. Class R6 shares of a fund are offered at net asset value. Class R6 shares are generally available only to certain retirement plans. If your plan sponsor has selected Class R6 shares as an investment option, you may purchase Class R6 shares through your securities dealer or any financial institution authorized to act as a shareholder servicing agent for your plan. There is no minimum investment for Class R6 shares. Contact your securities dealer or shareholder servicing agent for details on how to buy and sell Class R6 shares.


PURCHASE OF INSTITUTIONAL CLASS SHARES. Institutional Class shares of a fund are offered at net asset value without a sales charge to certain eligible investors as described in the section entitled "Buying and Selling Shares" in a fund's prospectus.


Investors may invest in Institutional Class shares by setting up an account directly with the Shareholder Service Agent or through an authorized service agent. Investors who establish shareholder accounts directly with the Shareholder Service Agent should submit purchase and redemption orders as described in the relevant prospectus.



PURCHASE OF CLASS S. Class S shares of a fund are offered at net asset value. Class S shares are generally only available to new investors through fee-based programs of investment dealers that have special agreements with a fund's distributor, through certain group retirement plans and through certain registered investment advisors. These dealers and advisors typically charge ongoing fees for services they provide.


MULTI-CLASS SUITABILITY FOR CLASSES A AND C. DDI has established the following procedures regarding the purchase of Class A and Class C shares. Orders to purchase Class C shares of $500,000 or more (certain funds have a $250,000 maximum for Class C purchases, see the applicable fund's prospectus) will be declined with the exception of orders received from (i) financial representatives acting for clients whose shares are held in an omnibus account; and (ii) DWS/Ascensus 403(b) Plans. The foregoing Class C order limit of $500,000 or more is $250,000 or more for the certain funds, see the relevant prospectus for additional information.


The following provisions apply to DWS/ Ascensus 403(b) Plans.



(1) Class C Share DWS/ Ascensus 403(b) Plans. Orders to purchase Class C shares for a DWS/ Ascensus 403(b) Plan, regardless of when such plan was established on the system, will be invested instead in Class A shares at net asset value when the combined subaccount value in DWS funds or other eligible assets held by the plan is $1,000,000 or more. This provision will be imposed for the first purchase after eligible plan assets reach the $1,000,000 threshold. A later decline in assets below the $1,000,000 threshold will not affect the plan's ability to continue to purchase Class A shares at net asset value.



The procedures described above do not reflect in any way the suitability of a particular class of shares for a particular investor and should not be relied upon as such. A suitability determination must be made by investors with the assistance of their financial representative.



PURCHASE PRIVILEGES FOR DWS AFFILIATED INDIVIDUALS. Current or former Board members of the DWS funds, employees, their spouses or life partners and children or step-children age 21 or younger, of Deutsche Bank AG or its affiliates or a subadvisor to any DWS fund or a broker-dealer authorized to sell shares of a fund are generally eligible to purchase shares in the class of a fund with the lowest expense ratio, usually the Institutional Class shares. If a fund does not offer Institutional Class shares, these individuals are eligible to buy Class A shares at NAV. Each fund also reserves the right to waive the minimum account balance requirement for employee and director accounts. Fees generally charged to IRA accounts will be charged to accounts of employees and directors.



MONEY MARKET FUNDS. Shares of a fund are sold at net asset value directly from a fund or through selected financial services firms, such as broker-dealers and banks. Each fund seeks to have its investment portfolio as fully invested as possible at all times in order to achieve maximum income. Since each fund will be investing in instruments that normally require immediate payment in Federal Funds (monies credited to a bank's account with its regional Federal Reserve
Bank), as described in the applicable prospectus, each fund has adopted procedures for the convenience of its shareholders and to ensure that each fund receives investable funds.



VARIABLE INSURANCE FUNDS. Shares of Deutsche DWS Variable Series I, Deutsche DWS Variable Series II and Deutsche DWS Investments VIT Funds are continuously offered to separate accounts of participating insurance companies at the net asset value per share next determined after a proper purchase request has been received by the insurance company. The insurance companies offer to variable annuity and variable life insurance contract owners units in its separate accounts which directly correspond to shares in a fund. Each insurance company submits purchase and redemption orders to a fund based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests which are furnished to the insurance company by such contract owners. Contract owners can send such instructions and requests to the insurance companies in accordance with procedures set forth in the prospectus for the applicable variable insurance product offered by the insurance company.


PURCHASES IN-KIND. A fund may, at its own option, accept securities in payment for shares. The securities delivered in payment for shares are valued by the method described under "Net Asset Value" as of the day a fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of the Advisor, appropriate investments for a fund. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the acquiring fund; (ii) be acquired by the applicable fund for investment and not for resale; (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, over-the-counter market or by readily available market quotations from a dealer in such securities. The shareholder will be charged the costs associated with receiving or delivering the securities. These costs include security movement costs and taxes and registration costs. A fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.


REDEMPTIONS

A fund may offer only certain of the classes of shares referred to in the subsections below. Thus, the information provided below in regard to the redemption of certain classes of shares is only applicable to funds offering such classes of shares. Please consult the prospectus for the availability of these redemption features for a specific fund. In addition, the information provided below does not apply to contract holders in variable insurance products. Contract owners should consult their contract prospectuses for applicable redemption procedures.

A request for repurchase (confirmed redemption) may be communicated by a shareholder through a financial services firm to DDI, which firms must promptly submit orders to be effective.



Redemption requests must be unconditional. Redemption requests (and a stock power for certificated shares) must be duly endorsed by the account holder. As specified in the relevant prospectus, signatures may need to be guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other financial institution permitted by SEC rule. DWS accepts Medallion Signature Guarantees. Additional documentation may be required, particularly from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.



WIRES. The ability to send wires is limited by the business hours and holidays of the firms involved. A fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The account holder is responsible for any charges imposed by the account holder's firm or bank. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which fund shares were purchased.


SYSTEMATIC WITHDRAWAL PLAN. An owner of $5,000 or more of a class of a fund's shares at the offering price (net asset value plus, in the case of Class A shares, the initial sales charge) may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually pursuant to a Systematic Withdrawal Plan (the "Plan"). The $5,000 minimum account size is not applicable to IRAs. The minimum periodic payment is $50. The maximum annual rate at which shares subject to CDSC may be redeemed without the imposition of the CDSC is 12% of the net asset value of the account.


Non-retirement plan shareholders may establish a Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the systematic withdrawal to be processed. If a day is not designated, the withdrawal will be processed on the 25th day of the month to that the payee should receive payment approximately on the first of the month. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Any such requests must be received by the Shareholder Service Agent ten days prior to the date of the first systematic withdrawal. A Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all fund shares under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.


The purchase of Class A shares while participating in a Plan will ordinarily be disadvantageous to the investor because the investor will be paying a sales charge on the purchase of shares at the same time that the investor is redeeming shares upon which a sales charge may have already been paid. Therefore, an investor should consider carefully whether to make additional investments in Class A shares if the investor is at the same time making systematic withdrawals.


CONTINGENT DEFERRED SALES CHARGE (CDSC). The following example will illustrate the operation of the CDSC for Class A (when applicable) and Class C shares, to the extent applicable. Assume that an investor makes a single purchase of $10,000 of a fund's Class C shares and then 11 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 of share appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the CDSC would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 1.00% ($100).


The rate of the CDSC is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. In the event no specific order is requested when redeeming shares subject to a CDSC, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. DDI receives any CDSC directly. The CDSC will not be imposed upon redemption of reinvested dividends or share appreciation.



REDEMPTIONS IN-KIND. A fund reserves the right to honor any request for redemption or repurchase by making payment in whole or in part in readily marketable securities, which are subject to market risk until sold, may incur taxes and may incur brokerage costs, rather than cash. These securities will be chosen by a fund and valued as they are for purposes of computing a fund's net asset value. A shareholder may incur transaction expenses in converting these securities to cash. Please see the prospectus for any requirements that may be applicable to certain funds to provide cash up to certain amounts. For the following funds, this right may only be exercised upon the consent of the shareholder: DWS Government & Agency Securities Portfolio, a series of Cash Account Trust; DWS Government Cash Reserves Fund Institutional and DWS Government Money Market Series, each a series of Deutsche DWS Money Market Trust; and DWS Treasury Portfolio and DWS Variable NAV Money Fund, each a series of Investors Cash Trust.


CHECKWRITING (applicable to DWS Short Duration Fund, DWS Intermediate Tax/AMT Free Fund and DWS Massachusetts Tax-Free Fund only). The Checkwriting Privilege is not offered to new investors. The Checkwriting Privilege is available for shareholders of DWS Intermediate Tax/AMT Free Fund and DWS Short Term Bond Fund (which was acquired by DWS Short Duration Fund) who previously elected this privilege prior to August 19, 2002, and to shareholders of DWS Massachusetts Tax-Free Fund who were shareholders of the Scudder Massachusetts Limited Term Tax Free Fund prior to July 31, 2000. Checks may be used to pay any person, provided that each check is for at least $100 and not more than $5 million. By using the checks, the shareholder will receive daily dividend credit on his or her shares until the check has cleared the banking system. Investors who purchased shares by check may write checks against those shares only after they have been on a fund's book for 10 calendar days. Shareholders who use this service may also use other redemption procedures. No shareholder may write checks against certificated shares. A fund pays the bank charges for this service. However, each fund will review the cost of operation periodically and reserve the right to determine if direct charges to the persons who avail themselves of this service would be appropriate. Each fund, State Street Bank and Trust Company and the Transfer Agent reserve the right at any time to suspend or terminate the Checkwriting procedure.

MONEY MARKET FUNDS ONLY

The following sections relate to certain Money Market Funds. Please consult the prospectus for the availability of these redemption features for a specific fund.


REDEMPTION BY CHECK/ACH DEBIT DISCLOSURE. A fund will accept Automated Clearing House (ACH) debit entries for accounts that have elected the checkwriting redemption privilege (see Redemptions by Draft below). Please consult the prospectus for the availability of the checkwriting privilege for a specific fund. An example of an ACH debit is a transaction in which you have given your insurance company, mortgage company, credit card company, utility company, health club, etc., the right to withdraw your monthly payment from your fund account or the right to convert your mailed check into an ACH debit. Sometimes, you may give a merchant from whom you wish to purchase goods the right to convert your check to an ACH debit. You may also authorize a third party to initiate an individual payment in a specific amount from your account by providing your account information and authorization to such third party via the Internet or telephone. You authorize a fund upon receipt of an ACH debit entry referencing your account number, to redeem fund shares in your account to pay the entry to the third party originating the debit. A fund will make the payment on the basis of the account number that you provide to your merchant and will not compare this account number with the name on the account. A fund, the Shareholder Service Agent or any other person or system handling the transaction are not required to determine if there is a discrepancy between the name and the account number shown on the transfer instructions.


The payment of any ACH debit entry will be subject to sufficient funds being available in the designated account; a fund will not be able to honor an ACH debit entry if sufficient funds are not available. ACH debit entry transactions to your fund account should not be initiated or authorized by you in amounts exceeding the amount of Shares of a fund then in the account and available for redemption. A fund may refuse to honor ACH debit entry transactions whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. Your fund account statement will show any ACH debit entries in your account; you will not receive any other separate notice. (Merchants are permitted to convert your checks into ACH debits only with your prior consent.)


You may authorize payment of a specific amount to be made from your account directly by a fund to third parties on a continuing periodic basis. To arrange for this service, you should contact the person or company you will be paying. Any preauthorized transfers will be subject to sufficient funds being available in the designated account. A preauthorized transfer will continue to be made from the account in the same amount and frequency as initially established until you terminate the preauthorized transfer instructions with the person or company whom you have been paying. If regular preauthorized payments may vary in amount, the person or company you are going to pay should tell you ten (10) days before each payment will be made and how much the payment will be. If you have told a fund in advance to make regular payments out of your account, you may stop any of these payments by writing or calling the Shareholder Service Agent at the address and telephone number listed in the next paragraph in time for the Shareholder Service Agent to receive your request three (3) business days or more before the payment is scheduled to be made. If you call, a fund may also require that you put your request in writing so that a fund will receive it within fourteen (14) days after you call. If you order a fund to stop one of these payments three (3) business days or more before the transfer is scheduled and a fund does not do so, a fund will be liable for your loss or damages but not in an amount exceeding the amount of the payment. A stop payment order will stop only the designated periodic payment. If you wish to terminate the periodic preauthorized transfers, you should do so with the person or company to whom you have been making payments.



IN CASE OF ERRORS OR QUESTIONS ABOUT YOUR ACH DEBIT ENTRY TRANSACTIONS please telephone (see telephone number on front cover) or write (DWS Service Company, P.O. Box 219151, Kansas City, MO 64121-9151) the Shareholder Service Agent as soon as possible if you think your statement is wrong or shows an improper transfer or if you need more information about a transfer listed on the statement. Our business days are Monday through Friday except holidays. The Shareholder Service Agent must hear from you no later than sixty (60) days after a fund sent you the first fund account statement on which the problem or error appeared. If you do not notify the Shareholder Service Agent within sixty
(60) days after a fund sends you the account statement, you may not get back any money you have lost, and you may not get back any additional money you lose after the sixty (60) days if a fund or the Shareholder Service Agent could have stopped someone from taking that money if you had notified the Shareholder Service Agent in time.

Tell us your name and account number, describe the error or the transfer you are unsure about, and explain why you believe it is an error or why you need more information. Tell us the dollar amount of the suspected error. If you tell the Shareholder Service Agent orally, the Shareholder Service Agent may require that you send your complaint or questions in writing within ten (10) business days. The Shareholder Service Agent will determine whether an error occurred within ten (10) business days after it hears from you and will correct any error promptly. If the Shareholder Service Agent needs more time, however, it may take up to forty-five (45) days (or up to ninety (90) days for certain types of transactions) to investigate your complaint or question. If the Shareholder Service Agent decides to do this, your account will be credited with escrowed fund shares within ten (10) business days for the amount you think is in error so that you will have the use of the money during the time it takes the Shareholder Service Agent to complete its investigation. If the Shareholder Service Agent asks you to put your complaint or questions in writing and the Shareholder Service Agent does not receive it within ten (10) business days, your account may not be credited. The Shareholder Service Agent will tell you the results within three (3) business days after completing its investigation. If the Shareholder Service Agent determines that there was no error, the Shareholder Service Agent will send you a written explanation. You may ask for copies of documents that were used by the Shareholder Service Agent in the investigation.


In the event a fund or the Shareholder Service Agent does not complete a transfer from your account on time or in the correct amount according to a fund's agreement with you, a fund may be liable for your losses or damages. A fund will not be liable to you if: (i) there are not sufficient funds available in your account; (ii) circumstances beyond our control (such as fire or flood or malfunction of equipment) prevent the transfer; (iii) you or another shareholder have supplied a merchant with incorrect account information; or
(iv) a merchant has incorrectly formulated an ACH debit entry. In any case, a fund's liability shall not exceed the amount of the transfer in question.


A fund or the Shareholder Service Agent will disclose information to third parties about your account or the transfers you make: (1) where it is necessary for completing the transfers; (2) in order to verify the existence or condition of your account for a third party such as a credit bureau or a merchant; (3) in order to comply with government agencies or court orders; or (4) if you have given a fund written permission.

The acceptance and processing of ACH debit entry transactions is established solely for your convenience and a fund reserves the right to suspend, terminate or modify your ability to redeem fund shares by ACH debit entry transactions at any time. ACH debit entry transactions are governed by the rules of the National Automated Clearing House Association (NACHA) Operating Rules and any local ACH operating rules then in effect, as well as Regulation E of the Federal Reserve Board.


REDEMPTIONS BY DRAFT. Upon request, shareholders of certain Money Market Funds will be provided with drafts to be drawn on a fund (Redemption Checks). Please consult the prospectus for the availability of the checkwriting redemption privilege for a specific Money Market Fund. These Redemption Checks may be made payable to the order of any person for not more than $5 million. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in the shareholder's account will be redeemed as of the next determined net asset value to cover the amount of the Redemption Check. This will enable the shareholder to continue earning dividends until a fund receives the Redemption Check. A shareholder wishing to use this method of redemption must complete and file an Account Application which is available from a fund or firms through which shares were purchased. Redemption Checks should not be used to close an account since the account normally includes accrued but unpaid dividends. A fund reserves the right to terminate or modify this privilege at any time. This privilege may not be available through some firms that distribute shares of a fund. In addition, firms may impose minimum balance requirements in order to offer this feature. Firms may also impose fees to investors for this privilege or establish variations of minimum check amounts.


Unless more than one signature is required pursuant to the Account Application, only one signature will be required on Redemption Checks. Any change in the signature authorization must be made by written notice to the Shareholder Service Agent. Shares purchased by check or through certain ACH transactions may not be redeemed by Redemption Check until the shares have been on a fund's books for at least ten (10) days. Shareholders may not use this procedure to redeem shares held in certificate form. A fund reserves the right to terminate or modify this privilege at any time.


A fund may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. A $10 service fee will be charged when a

Redemption Check is presented to redeem fund shares in excess of the value of a fund account or in an amount less than the minimum Redemption Check amount specified in the prospectus; when a Redemption Check is presented that would require redemption of shares that were purchased by check or certain ACH transactions within ten (10) days; or when "stop payment" of a Redemption Check is requested.


SPECIAL REDEMPTION FEATURES. Certain firms that offer Shares of the Money Market Funds also provide special redemption features through charge or debit cards and checks that redeem fund shares. Various firms have different charges for their services. Shareholders should obtain information from their firm with respect to any special redemption features, applicable charges, minimum balance requirements and special rules of the cash management program being offered.


EXCHANGES

The exchange features may not be available to all funds. Please consult the prospectus for the availability of exchanges for a specific fund. A fund may offer only certain of the classes of shares referred to in the subsections below. Thus, the information provided below in regard to the exchange of certain classes of shares is only applicable to funds offering such classes of shares. In addition, the information provided below does not apply to contract holders in variable insurance products. Contract holders should consult their contract prospectuses for applicable exchange procedures.



GENERAL. Shareholders may request a taxable exchange of their shares for shares of the corresponding class of other DWS funds without imposition of a sales charge, subject to the provisions below. Shares of the fund acquired in an exchange that were subject to a CDSC at the time of the exchange will continue to be subject to the CDSC schedule of the shares of the fund you originally purchased.


Shareholders who exchange their shares out of a DWS money market fund into Class A shares of certain other DWS funds will generally be subject to the applicable sales charge (not including shares acquired by dividend reinvestment or shares that have previously paid a sales charge).


Certain DWS funds may not be available to shareholders on an exchange. To learn more about which DWS funds may be available on exchange, please contact your financial services firm or visit our Web site at: dws.com (the Web site does not form a part of this Statement of Additional Information) or call DWS (see telephone number on front cover).


Shareholders must obtain the prospectus of the DWS fund they are exchanging into from dealers, other firms or DDI.


EXCHANGES INVOLVING CLASS T SHARES. Subject to certain limitations, shareholders of certain classes may request an exchange into Class T shares of the same fund.



COMPENSATION OF FINANCIAL INTERMEDIARIES


INCENTIVE PLAN FOR DWS DISTRIBUTORS, INC. PERSONNEL. DDI has adopted an Incentive Plan (Plan) covering wholesalers that are regional vice presidents (DWS wealth consultants). Generally, DWS wealth consultants market shares of the DWS funds to financial advisors, who in turn may recommend that investors purchase shares of a DWS fund. The Plan is an incentive program that combines a monthly incentive component with an annual outperformance award potential, based on achieving certain sales and other performance metrics. Under the Plan, DWS wealth consultants will receive a monetary monthly incentive based on the amount of sales generated from their marketing of the funds, and that incentive will differ depending on the product tier of a fund. Each fund is assigned to one of two product tiers - taking into consideration, among other things, the following criteria, where applicable:




o     a fund's consistency with DWS's branding and long-term strategy



o     a fund's competitive performance


o     a fund's Morningstar rating


o the length of time a fund's Portfolio Managers have managed a fund/strategy


o     market size for the fund tier


o     a fund's size, including sales and redemptions of a fund's shares


This information and other factors are discussed with senior representatives from various groups within the asset management division, who review on a regular basis the funds assigned to each product tier described above, and may make changes to those assignments periodically. No one factor, whether positive or negative, determines a fund's placement in a given product tier; all these factors together are considered, and the designation of funds in a particular tier represents management's judgment based on the above criteria. In addition, management may consider a fund's profile over the course of several review periods before making a change to its tier assignment. These tier assignments will be posted to the DWS funds' Web site at fundsus.dws.com/EN/ wholesaler-compensation.jsp. DWS wealth consultants receive the highest compensation for Tier I funds, successively less for Tier 2 funds. The level of compensation among these product tiers may differ significantly.


In the normal course of business, DWS will from time to time introduce new funds into the DWS family of funds. As a general rule, new funds will be assigned to the product tier that is most appropriate to the type of fund at the time of its launch based on the criteria described above. As described above, the fund tier assignments are reviewed periodically and are subject to change. The prospect of receiving, or the receipt of, additional compensation by a DWS wealth consultant under the Plan may provide an incentive to favor marketing funds in higher payout tiers over funds in lower payout tiers. The Plan, however, will not change the price that investors pay for shares of a fund. The DWS Compliance Department monitors DWS wealth consultant sales and other activity in an effort to detect unusual activity in the context of the compensation structure under the Plan. However, investors may wish to take the Plan and the product tier of the fund into account when considering purchasing a fund or evaluating any recommendations relating to fund shares.



FINANCIAL SERVICES FIRMS' COMPENSATION. DDI may pay compensation to financial intermediaries in connection with the sale of fund shares as described in PART II - APPENDIX II-D. In addition, financial intermediaries may receive compensation for post-sale administrative services from DDI or directly from a fund as described in PART II - APPENDIX II-D.


COMPENSATION FOR RECORDKEEPING SERVICES. Certain financial institutions, including affiliates of DDI, may receive compensation from a fund for recordkeeping and other expenses relating to nominee accounts or for providing certain services to their client accounts. Generally, payments by a fund to financial institutions for providing such services are not expected to exceed 0.25% of shareholder assets for which such services are provided. Normally, compensation for these financial institutions is paid by the Transfer Agent, which is in turn reimbursed by the applicable fund. To the extent that record keeping compensation in excess of the amount reimbursed by a fund is owed to a financial institution, the Transfer Agent, Distributor or Advisor may pay compensation from their own resources (see Financial Intermediary Support Payments below).



COMPENSATION FOR RECORDKEEPING SERVICES: VARIABLE INSURANCE FUNDS. Technically, the shareholders of Deutsche DWS Variable Series I, Deutsche DWS Variable Series II and Deutsche DWS Investments VIT Funds are the participating insurance companies that offer shares of the funds as investment options for holders of certain variable annuity contracts and variable life insurance policies. Effectively, ownership of fund shares is passed through to insurance company contract and policy holders. The holders of the shares of a fund on the records of a fund are the insurance companies and no information concerning fund holdings of specific contract and policy holders is maintained by a fund. The insurance companies place orders for the purchase and redemption of fund shares with a fund reflecting the investment of premiums paid, surrender and transfer requests and other matters on a net basis; they maintain all records of the transactions and holdings of fund shares and distributions thereon for individual contract and policy holders; and they prepare and mail to contract and policy holders confirmations and periodic account statements reflecting such transactions and holdings.



A fund may compensate certain insurance companies for record keeping and other administrative services performed with regard to holdings of Class B shares as an expense of the Class B shares up to 0.15%. These fees are included within the "Other Expenses" category in the fee table for each portfolio in the Class B Shares Prospectus (see How Much Investors Pay in the applicable fund's prospectus). In addition, the Advisor may, from time to time, pay from its own resources certain insurance companies for record keeping and other administrative services related to Class A and Class B shares of the Portfolios held by such insurance companies on behalf of their contract and policy holders (see Financial Intermediary Support Payments below).


FINANCIAL INTERMEDIARY SUPPORT PAYMENTS (NOT APPLICABLE TO CLASS R6 SHARES). The Advisor, the Distributor and their affiliates have undertaken to furnish certain additional information below regarding the level of payments made by them to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries (financial advisors) in connection with the sale and/or distribution of fund shares or the retention and/or servicing of investors and fund shares (revenue sharing).



The Advisor, the Distributor and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to each fund, to financial advisors in connection with the sale and/or distribution of fund shares or the retention and/or servicing of fund investors and fund shares. Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of any fund, any recordkeeping/sub-transfer agency/networking fees payable by each fund (generally through the Distributor or an affiliate) and/or the Distributor or Advisor to certain financial advisors for performing such services and any sales charges, commissions, non-cash compensation arrangements expressly permitted under applicable rules of FINRA or other concessions described in the fee table or elsewhere in the prospectuses or the SAI as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may, using their legitimate profits, compensate financial advisors for providing each fund with "shelf space" or access to a third party platform or fund offering list, or other marketing programs including, without limitation, inclusion of each fund on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and, obtaining other forms of marketing support. In addition, revenue sharing payments may consist of the Distributor's and/or its affiliates' payment or reimbursement of ticket charges that would otherwise be assessed by a financial advisor on an investor's fund transactions. The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of each fund attributable to the financial advisor, the particular fund or fund type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.


The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS fund shares, or the retention and/or servicing of investors, to financial advisors in amounts that generally range from 0.01% up to 0.52% of assets of a fund serviced and maintained by the financial advisor, 0.05% to 0.25% of sales of a fund attributable to the financial advisor, a flat fee of up to $143,750, or any combination thereof. These amounts are annual figures typically paid on a quarterly basis and are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation, may influence your financial advisor's recommendation of a fund or of any particular share class of a fund. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of a fund.


OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES. In addition to the above-described payments, the Distributor may, using it legitimate profits, pay fees to a financial intermediary who sells shares of the funds for other products or services offered through the financial intermediary that are unrelated to the sale or distribution of the funds' shares, but which may be helpful to the Distributor in carrying out its distribution responsibilities. Such products or services may include access to various kinds of analytical data. Such payments may be in the form of licensing fees.


The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to retirement plans that obtain recordkeeping services from ADP, Inc. or to 403(b) plans that obtain recordkeeping services from Ascensus, Inc., on the DWS-branded retirement plan platform (the Platform). The level of revenue sharing payments is based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.


Each fund has been advised that the Advisor, the Distributor and their affiliates expect that the firms listed in PART II - APPENDIX II-E will receive revenue sharing payments at different points during the coming year as described above.

The Advisor, the Distributor or their affiliates may enter into additional revenue sharing arrangements or change or discontinue existing arrangements with financial advisors at any time without notice.



The prospect of receiving, or the receipt of additional compensation or promotional incentives described above by financial advisors may provide such financial advisors and/or their salespersons with an incentive to favor sales of shares of the DWS funds or a particular DWS fund over sales of shares of mutual funds (or non-mutual fund investments) with respect to which the financial advisor does not receive additional compensation or promotional incentives, or receives lower levels of additional compensation or promotional incentives. Similarly, financial advisors may receive different compensation or incentives that may influence their recommendation of any particular share class of a fund or of other funds. These payment arrangements, however, will not change the price that an investor pays for fund shares or the amount that a fund receives to invest on behalf of an investor and will not increase fund expenses. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to fund shares and you should discuss this matter with your financial advisor and review your financial advisor's disclosures.


It is likely that broker-dealers that execute portfolio transactions for a fund will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for a fund. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.



Class R6 Shares. None of the above-described financial intermediary support payments are made with respect to Class R6 shares. To the extent a fund makes such payments with respect to another class of its shares, the expense is borne by the other share class.



DIVIDENDS (FOR ALL FUNDS EXCEPT DWS RREEF MLP & ENERGY INFRASTRUCTURE FUND AND MONEY MARKET FUNDS). A fund, other than a money fund, intends to distribute, at least annually: (i) substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), which generally includes taxable ordinary income and any excess of net realized short-term capital gains over net realized long-term capital losses; (ii) net tax-exempt income, if any; and (iii) the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, if a fund determines that it is in the interest of its shareholders, a fund may decide to retain all or part of its net realized long-term capital gains for reinvestment, after paying the related federal taxes. In such a case, shareholders will be treated for federal income tax purposes as having received their share of such gains, but will then generally be able to claim a credit against their federal income tax liability for the federal income tax a fund pays on such gain. If a fund does not distribute the amount of ordinary income and/or capital gain required to be distributed by an excise tax provision of the Code, as amended, a fund may be subject to that excise tax on the undistributed amounts. In certain circumstances, a fund may determine that it is in the interest of shareholders to distribute less than the required amount.



A fund has a schedule for paying out any earnings to shareholders (see Understanding Distributions and Taxes in each fund's prospectus). Additional distributions may also be made in November or December (or treated as made on December 31) if necessary to avoid an excise tax imposed under the Code.


Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.


Dividends paid by a fund with respect to each class of its shares will be calculated in the same manner, at the same time and on the same day.


The level of income dividends per share (as a percentage of net asset value) will be lower for Class C shares than for other share classes primarily as a result of the distribution services fee applicable to Class C shares. Distributions of capital gains, if any, will be paid in the same amount for each class.


Income dividends and capital gain dividends (see Taxation of US Shareholders - Dividends and Distributions), if any, of a fund will be credited to shareholder accounts in full and fractional shares of the same class of that fund at net asset value on the reinvestment date, unless shareholders indicate to the Shareholder Service Agent, that they wish to receive them in cash or in shares of other DWS funds as provided in the fund's prospectus. Shareholders must maintain the required minimum account balance in the fund distributing the dividends in order to use this privilege of investing dividends of a fund in shares of another DWS fund. A fund will reinvest dividend checks (and future dividends) in shares of that same fund and class if checks are returned as undeliverable. Dividends and other distributions of a fund in the aggregate amount of $10 or less are automatically reinvested in shares of that fund and class unless the shareholder requests that a check be issued for that particular distribution. Shareholders who chose to receive distributions by electronic transfer are not subject to this minimum.



Generally, if a shareholder has elected to reinvest any dividends and/or other distributions, such distributions will be made in shares of that fund and confirmations will be mailed to each shareholder. If a shareholder has chosen to receive cash, a check will be sent. Distributions of investment company taxable income and net realized capital gains are generally taxable, whether made in shares or cash.


With respect to variable insurance products, all distributions will be reinvested in shares of a fund unless we are informed by an insurance company that they should be paid out in cash. The insurance companies will be informed about the amount and character of distributions from the relevant fund for federal income tax purposes.


Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal income tax purposes. Early each year, a fund issues to each shareholder a statement of the federal income tax status of all distributions in the prior calendar year.


A fund may at any time vary its foregoing distribution practices and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its net short-term and net long-term capital gains as its Board determines appropriate under the then-current circumstances. In particular, and without limiting the foregoing, a fund may make additional distributions of net investment income or net realized capital gain in order to satisfy the minimum distribution requirements contained in the Code.



DISTRIBUTIONS (DWS RREEF MLP & ENERGY INFRASTRUCTURE FUND). The fund currently anticipates making distributions to its shareholders each fiscal quarter (February, May, August, and November) of substantially all of the fund's distributable cash flow. Distributable cash flow means the amount received as cash or pay-in-kind distributions from MLPs or their affiliates, interest payments received on debt securities owned by the fund and other payments received on securities owned by the fund less accrued operating expenses of the fund and taxes on the fund's taxable income. The fund is not required to make such distributions and, consequently may not make a distribution or may make a distribution less than such amount for a given quarter. For more information regarding the fund's distributions, see the "Understanding Distributions and Taxes" section in the fund's prospectus.



DIVIDENDS (MONEY MARKET FUNDS). Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares unless they elect to receive cash, as provided in a fund's prospectus. Dividends will be reinvested monthly in shares of a fund at net asset value. Shareholders will receive all unpaid dividends upon redeeming their entire account, unless they elect to receive all unpaid dividends on the next monthly dividend payment date, as provided in a fund's prospectus.



Each money fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a money fund generally consists of (a) accrued interest income plus or minus amortized discount or premium, (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses allocated to the applicable fund. Expenses of each money fund are accrued each day. Dividends are reinvested monthly and shareholders will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for DWS IRAs and other fiduciary accounts for which SSB acts as trustee will be sent quarterly.



Distributions of a fund's net realized long-term capital gains in excess of net realized short-term capital losses, if any, and any undistributed net realized short-term capital gains in excess of net realized long-term capital losses are normally declared and paid annually at the end of the fiscal year in which they were earned to the extent they are not offset by any capital loss carryforwards.


If the shareholder elects to receive dividends or distributions in cash, checks will be mailed monthly, within five business days of the reinvestment date, to the shareholder or any person designated by the shareholder. A fund reinvests dividend checks (and future dividends) in shares of a fund if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of a fund unless the shareholder requests that a check be issued for that particular distribution. Shareholders who chose to receive distributions by electronic transfer are not subject to this minimum.


Dividends and distributions are treated the same for federal income tax purposes, whether made in shares or cash.



DISTRIBUTION AND SERVICE AGREEMENTS AND PLANS

For information regarding distribution and service agreements and plans for retail funds, see I. RETAIL FUNDS below.


For information regarding distribution and service agreements and plans for money market funds, see II. MONEY MARKET FUNDS below.



For information regarding distribution and service agreements and plans for variable insurance funds, see III. DEUTSCHE DWS VARIABLE SERIES I AND DEUTSCHE DWS VARIABLE SERIES II; and IV. DEUTSCHE DWS INVESTMENTS VIT FUNDS below.


For all of the agreements and plans described below, no Independent Board Member has any direct or indirect financial interest in the operation of the agreement or plan.



I. RETAIL FUNDS


A fund may offer only certain of the classes of shares referred to in the subsections below. Thus, the information provided below in regard to certain classes of shares is only applicable to funds offering such classes of shares.


RULE 12B-1 PLANS. Certain funds, as described in the applicable prospectuses, have adopted plans pursuant to Rule 12b-1 under the 1940 Act (each a Rule 12b-1
Plan) on behalf of their Class A, T, C and R shares, as applicable, that authorize payments out of class assets for distribution and/or shareholder and administrative services as described in more detail below. Because Rule 12b-1 fees are paid out of class assets on an ongoing basis, they will, over time, increase the cost of an investment and may cost more than other types of sales charges.

Rule 12b-1 Plans provide alternative methods for paying sales charges and provide compensation to DDI or intermediaries for post-sale servicing, which may help funds grow or maintain asset levels to provide operational efficiencies and economies of scale. Each Rule 12b-1 Plan is approved and reviewed separately for each applicable class in accordance with Rule 12b-1 under the 1940 Act, which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares. A Rule 12b-1 Plan may not be amended to increase the fee to be paid by a fund with respect to a class without approval by a majority of the outstanding voting securities of such class.


If a Rule 12b-1 Plan is terminated in accordance with its terms, the obligation of the applicable class to make payments to DDI pursuant to the Rule 12b-1 Plan will cease and a fund will not be required to make any payments not previously accrued past the termination date. Thus, there is no legal obligation for a class to pay any expenses incurred by DDI other than fees previously accrued and payable under a Rule 12b-1 Plan, if for any reason the Rule 12b-1 Plan is terminated in accordance with its terms. Because the Rule 12b-1 Plans are compensation plans, future fees under a Rule 12b-1 Plan may or may not be sufficient to cover DDI for its expenses incurred. On the other hand, under certain circumstances, DDI might collect in the aggregate over certain periods more in fees under the applicable Rule 12b-1 Plan than it has expended over that same period in providing distribution services for a fund. For example, if Class C shares of a fund were to appreciate (resulting in greater asset base against which Rule 12b-1 fees are charged) and sales of a fund's Class C shares were to decline (resulting in lower expenditures by DDI under the Rule 12b-1
Plan), fees payable could exceed expenditures. Similarly, fees paid to DDI could exceed DDI's expenditures over certain periods shorter than the life of the Rule 12b-1 Plan simply due to the timing of expenses incurred by DDI that is not matched to the timing of revenues received. Under these or other circumstances where DDI's expenses are less than the Rule 12b-1 fees, DDI will retain its full fees and make a profit.


CLASS C AND CLASS R SHARES

FEES FOR DISTRIBUTION SERVICES. For its services under the Distribution Agreement, DDI receives a fee from a fund under its Rule 12b-1 Plan, payable monthly, at the annual rate of 0.75% of average daily net assets of a fund attributable to Class C shares. This fee is accrued daily as an expense of Class C shares. DDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of Class C shares. DDI does not advance the first year distribution fee to firms for sales of Class C shares to employer-sponsored employee benefit plans using the OmniPlus subaccount record keeping system made available through ADP, Inc. under an alliance between ADP, Inc. and DDI and its affiliates. For periods after the first year, DDI currently pays firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm. This fee continues until terminated by DDI or the applicable fund. Under the Distribution Agreement, DDI also receives any contingent deferred sales charges paid with respect to Class C shares.


For its services under the Distribution Agreement, DDI receives a fee from a fund under its Rule 12b-1 Plan, payable monthly, at the annual rate of 0.25% of average daily net assets of a fund attributable to Class R shares. This fee is accrued daily as an expense of Class R shares. DDI currently pays firms for sales of Class R shares a distribution fee, payable quarterly, at an annual rate of 0.25% of net assets attributable to Class R shares maintained and serviced by the firm. This fee continues until terminated by DDI or the applicable fund.


CLASS A, CLASS C AND CLASS R SHARES

FEES FOR SHAREHOLDER SERVICES. For its services under the Services Agreement, DDI receives a shareholder services fee from a fund under a Rule 12b-1 Plan, payable monthly, at an annual rate of up to 0.25% of the average daily net assets of Class A, C and R shares of a fund, as applicable.


With respect to Class A and Class R shares of a fund, DDI pays each firm a service fee, payable quarterly, at an annual rate of up to 0.25% of the net assets in fund accounts that it maintains and services attributable to Class A and Class R shares of a fund, generally commencing with the month after investment (for Class A shares) and immediately after investment (for Class R shares). With respect to Class C shares of a fund, DDI currently advances to firms the first-year service fee at a rate of up to 0.25% of the purchase price of such shares. DDI does not advance the first year service fee to firms attributable to Class C shares to employer-sponsored employee benefit plans using the OmniPlus subaccount record keeping system made available through ADP, Inc. under an alliance between ADP, Inc. and DDI and its affiliates. For periods after the first year, DDI currently intends to pay firms a service fee at a rate of up to 0.25% (calculated monthly and paid quarterly) of the net assets attributable to Class C shares of a fund maintained and serviced by the firm.

Firms to which administrative service fees may be paid include affiliates of DDI. In addition DDI may, from time to time, pay certain firms from its own resources additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of a fund.


DDI also may provide some of the above services and may retain any portion of the fee under the Services Agreement not paid to firms to compensate itself for shareholder or administrative functions performed for a fund. Currently, the shareholder services fee payable to DDI is payable at an annual rate of up to 0.25% of net assets based upon fund assets in accounts for which a firm provides administrative services and at the annual rate of 0.15% of net assets based upon fund assets in accounts for which there is no firm of record (other than DDI) listed on a fund's records. The effective shareholder services fee rate to be charged against all assets of each fund while this procedure is in effect will depend upon the proportion of fund assets that is held in accounts for which a firm of record provides shareholder services. The Board of each fund, in its discretion, may approve basing the fee to DDI at the annual rate of 0.25% on all fund assets in the future.


CLASS T SHARES


FEES FOR DISTRIBUTION SERVICES AND/OR SHAREHOLDER SERVICES. Pursuant to a Rule 12b-1 Plan for Class T shares, DDI receives a fee, payable monthly, at an annual rate of up to 0.25% of the average daily net assets of Class T shares of a fund for distribution and/or distribution related services, including shareholder services. DDI currently expects to pay the Rule 12b-1 fee for Class T shares to firms for distribution and/or distribution related services, including shareholder services. DDI compensates firms for providing distribution and/or distribution related services, including shareholder services, by paying the firm a fee, payable quarterly, at an annual rate of 0.25% of net assets attributable to Class T shares maintained and serviced by the firm commencing immediately after investment. DDI may also, from time to time, pay certain firms from its own resources additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of a fund.


DDI also may provide some of the above services and may retain any portion of the Rule 12b-1 fee not paid to firms to compensate itself for services performed for a fund. Currently, the Class T Rule 12b-1 fee payable to DDI is payable at an annual rate of 0.25% of net assets of Class T shares of a fund based upon fund assets in accounts for which a firm provides distribution and/or distribution related services, including shareholder services, and at the annual rate of 0.15% of net assets of Class T shares of a fund based upon fund assets in accounts for which there is no firm of record (other than DDI) listed on a fund's records. The effective Class T Rule 12b-1 fee rate to be charged against all assets of Class T shares of a fund while this procedure is in effect will depend upon the proportion of fund assets that is held in accounts for which a firm of record provides services. The Board of each fund, in its discretion, may approve basing the fee to DDI at the annual rate of 0.25% on all assets of Class T shares of a fund in the future.


II. MONEY MARKET FUNDS (EXCEPT DWS CASH INVESTMENT TRUST CLASS A AND DWS CASH INVESTMENT TRUST CLASS C SHARES, WHICH ARE ADDRESSED UNDER RETAIL FUNDS ABOVE)



RULE 12B-1 PLANS. Certain Money Market Funds have adopted for certain classes of shares a plan pursuant to Rule 12b-1 under the 1940 Act (each a Rule 12b-1
Plan) that provides for fees payable as an expense of the class that are used by DDI to pay for distribution services for those classes. Additionally, in accordance with the Rule 12b-1 Plan for certain classes, shareholder and administrative services are provided to the applicable fund for the benefit of the relevant classes under a fund's Services Agreement with DDI. With respect to certain classes, shareholder and administrative services may be provided outside of a Rule 12b-1 Plan either by DDI pursuant to the Services Agreement or by financial services firms under a Shareholder Services Plan. Because Rule 12b-1 fees are paid out of fund assets on an ongoing basis, they will, over time, increase the cost of an investment and may cost more than other types of sales charges.


The Rule 12b-1 Plans provide alternative methods for paying for distribution services and provide compensation to DDI or financial services firms for post-sales servicing, which may help funds grow or maintain asset levels to provide operational efficiencies and economies of scale. Each Rule 12b-1 Plan is approved and reviewed separately for each such class in accordance with Rule 12b-1 under the 1940 Act, which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares. A Rule 12b-1 Plan may not be amended to increase the fee to be paid by a fund with respect to a class without approval by a majority of the outstanding voting securities of such class of a fund.

If a Rule 12b-1 Plan is terminated in accordance with its terms, the obligation of the applicable fund to make payments to DDI pursuant to the Rule 12b-1 Plan will cease and a fund will not be required to make any payments not previously accrued past the termination date. Thus, there is no legal obligation for a fund to pay any expenses incurred by DDI other than fees previously accrued and payable under a Rule 12b-1 Plan, if for any reason the Rule 12b-1 Plan is terminated in accordance with its terms. Because the Rule 12b-1 Plans are compensation plans, future fees under a Rule 12b-1 Plan may or may not be sufficient to cover DDI for its expenses incurred. On the other hand, under certain circumstances, DDI might collect in the aggregate over certain periods more in fees under the applicable Rule 12b-1 Plan than it has expended over that same period.


DISTRIBUTION AND SHAREHOLDER SERVICES


Service Shares - Cash Account Trust. The Distribution Agreement authorizes the fund to pay DDI, as an expense of the DWS Government & Agency Securities Portfolio and the DWS Tax-Exempt Portfolio of Cash Account Trust, a distribution services fee, payable monthly, at an annual rate of 0.60% of average daily net assets of the Service Shares of the applicable fund. This fee is paid pursuant to a Rule 12b-1 Plan. DDI normally pays firms a fee for distribution and administrative services, payable monthly, at a maximum annual rate of up to 0.60% of average daily net assets of Service Shares held in accounts that they maintain and service.


Managed Shares - Cash Account Trust. The Services Agreement currently authorizes a fund to pay DDI, as an expense of the Government Cash Managed Shares class of the DWS Government & Agency Securities Portfolio of Cash Account Trust and the Tax-Exempt Cash Managed Shares class of the DWS Tax-Exempt Portfolio of Cash Account Trust, an administrative service fee, payable monthly, at an annual rate of 0.15% of average daily net assets of the Managed Shares of a fund. This fee is paid pursuant to a Rule 12b-1 Plan. The Rule 12b-1 Plan for the Tax-Exempt Cash Managed Shares class authorizes the payment of up to 0.25% of average daily net assets of the class and, at the discretion of the Board, the administrative service fee may be increased from the current level to a maximum of 0.25% of average daily net assets. The Rule 12b-1 Plan for the Government Cash Managed Shares class authorizes the payment of up to 0.15% of average daily net assets of the class. DDI normally pays firms a fee for administrative services, payable monthly, at a maximum annual rate of up to 0.15% of average daily net assets of Managed Shares held in accounts that they maintain and service.

Tax-Free Investment Class - Cash Account Trust and Investment Class Shares-Investors Cash Trust. The Distribution Agreement authorizes a fund to pay DDI, as an expense of the Tax-Free Investment Class of the DWS Tax-Exempt Portfolio of Cash Account Trust and the Investment Class Shares of the DWS Treasury Portfolio of Investors Cash Trust (collectively, Investment Class), a distribution services fee, payable monthly, at an annual rate of 0.25% of average daily net assets of the Investment Class shares of the applicable fund. This fee is paid pursuant to a Rule 12b-1 Plan. DDI normally pays firms a fee for distribution services, payable monthly, at a maximum annual rate of up to 0.25% of average daily net assets of shares of the Investment Class held in accounts that they maintain and service. The Services Agreement authorizes a fund to pay DDI, as an expense of the Investment Class of the aforementioned funds, an administrative service fee, payable monthly, at an annual rate of 0.07% of average daily net assets of the Investment Class shares of the applicable fund. This administrative service fee is not paid pursuant to a Rule 12b-1 Plan. DDI normally pays firms a fee for administrative services, payable monthly, at a maximum annual rate of up to 0.07% of average daily net assets of shares of the Investment Class held in accounts that they maintain and service.


SERVICES AGREEMENT FOR DWS TREASURY PORTFOLIO - INSTITUTIONAL SHARES AND DWS VARIABLE NAV MONEY FUND - INSTITUTIONAL SHARES, EACH A SERIES OF INVESTORS CASH TRUST. The Services Agreement authorizes each fund to pay DDI an administrative services fee, payable monthly, at an annual rate of 0.05% of the average daily net assets of the class specified for each fund (Class). The administrative services fee for DWS Treasury Portfolio - Institutional Shares may be increased to 0.10% at the discretion of the Board. DDI normally pays firms an administrative services fee, payable monthly, at a maximum annual rate up to 0.05% of the average daily net assets of the Class held in accounts that they maintain and service. This administrative services fee is not paid pursuant to a Rule 12b-1 Plan.



The administrative services fee is accrued daily as an expense of the Class. DDI may enter into agreements with firms pursuant to which the firms provide personal service and/or maintenance of shareholder accounts including, but not limited to, establishing and maintaining shareholder accounts and records, distributing monthly statements, processing purchase and redemption transactions, answering routine client inquiries regarding a fund, assistance to clients in changing dividend options, account designations and addresses, aggregating trades of all the firm's clients, providing account information to clients in client sensitive formats and such other services as a fund may reasonably request. The administrative service fee is not payable for advertising, promotion or other distribution services.


Firms to which administrative services fees may be paid include affiliates of DDI. In addition DDI may, from time to time, pay certain firms from its own resources additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of a fund.


DDI also may provide some of the above services and may retain any portion of the fee under the Services Agreement not paid to firms to compensate itself for shareholder or administrative functions performed for a fund.



SHAREHOLDER SERVICES PLAN FOR DWS GOVERNMENT CASH MANAGEMENT FUND - INSTITUTIONAL CLASS AND DWS GOVERNMENT CASH RESERVES FUND INSTITUTIONAL - INSTITUTIONAL CLASS, EACH A SERIES AND CLASS OF DEUTSCHE DWS MONEY MARKET TRUST. Each fund has adopted for the classes specified (Class) a shareholder service plan (Plan). Under the Plan, which is not a Rule 12b-1 Plan, a fund may pay financial services firms a service fee at an annual rate of up to 0.25 of 1% of the average daily net assets of shares of the Class held in accounts that the firm maintains and services. The service fee is accrued daily as an expense of the Class. A fund together with DDI may enter into agreements with firms pursuant to which the firms provide personal service and/or maintenance of shareholder accounts including, but not limited to, establishing and maintaining shareholder accounts and records, distributing monthly statements, processing purchase and redemption transactions, automatic investment in fund shares of client account cash balances, answering routine client inquiries regarding a fund, assistance to clients in changing dividend options, account designations and addresses, aggregating trades of all the firm's clients, providing account information to clients in client sensitive formats and such other services as a fund may reasonably request. Service fees are not payable for advertising, promotion or other distribution services.



The Plan continues in effect from year to year so long as its continuance is approved at least annually by the vote of a majority of (a) the Board, and (b) the Board Members who are not "interested persons" of a fund and who have no direct or indirect financial interest in the operation of the Plan, or any related agreements. The Plan may be terminated with respect to the Class at any time by vote of the Board, including a vote by the Board Members who are not "interested persons" of a fund and who have no direct or indirect financial interest in the operation of the Plan, or any related agreements. The Plan may not be amended to increase materially the amount of service fees provided for in the Plan unless the amendment is approved in the manner provided for annual continuance of the Plan discussed above. If the Plan is terminated or not renewed, a fund will not be obligated to make any payments of service fees that accrued after the termination date.



III. DEUTSCHE DWS VARIABLE SERIES I AND DEUTSCHE DWS VARIABLE SERIES II

RULE 12B-1 PLAN. Each fund of Deutsche DWS Variable Series I and Deutsche DWS Variable Series II that has authorized the issuance of Class B shares has adopted a distribution plan under Rule 12b-1 (Plan) that provides for fees payable as an expense of the Class B shares. Under the Plan, a fund may make quarterly payments as reimbursement to DDI for distribution and shareholder servicing related expenses incurred or paid by the Distributor or a participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares during that quarterly period. The fee is payable by a fund, on behalf of Class B shares, of up to 0.25% of the average daily net assets attributable to Class B shares of the fund. Because 12b-1 fees are paid out of fund assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than other types of sales charges. The Plan and any Rule 12b-1 related agreement that is entered into by a fund or the Distributor in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Board, and of a majority of the Board Members who are not interested persons (as defined in the 1940 Act) of a fund, cast in person at a meeting called for the purpose of voting on the Plan, or the Rule 12b-1 related agreement, as applicable. In addition, the Plan and any Rule 12b-1 related agreement may be terminated as to Class B shares of a fund at any time, without penalty, by vote of a majority of the outstanding Class B shares of that fund or by vote of a majority of the Board Members who are not interested persons of a fund and who have no direct or indirect financial interest in the operation of the Plan or any Rule 12b-1 related agreement. The Plan provides that it may not be amended to increase materially the amount that may be spent for distribution of Class B shares of a fund without the approval of Class B shareholders of that fund.

IV. DEUTSCHE DWS INVESTMENTS VIT FUNDS

RULE 12B-1 PLAN. DWS Equity 500 Index VIP and DWS Small Cap Index VIP of Deutsche DWS Investments VIT Funds have each adopted a distribution plan under Rule 12b-1 (Plan) that provides for fees payable as an expense of the Class B shares and, in the case of the DWS Equity 500 Index VIP, the Class B2 shares. Under the Plan, a fund may make payments to DDI for remittance directly or indirectly to a participating dealer, shareholder service agent, life insurance company or other applicable party a fee in an amount not to exceed the annual rate of 0.25% of the average daily net assets of the Class B shares or Class B2 shares, as applicable, under a participation agreement, service agreement, sub-distribution agreement or other similar agreement which provides for Class B shares or Class B2 shares. DDI is authorized pursuant to the Plan to pay for anything reasonably designed to enhance sales or retention of shareholders and for the provision of services to shareholders of the Class B shares or Class B2 shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, they will, over time, increase the cost of investment in Class B or Class B2 shares, and may cost more than other types of sales charges. The Plan and any Rule 12b-1 related agreement that is entered into by a fund or the Distributor in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Board, and of a majority of the Board Members who are not interested persons (as defined in the 1940 Act) of a fund, cast in person at a meeting called for the purpose of voting on the Plan, or the Rule 12b-1 related agreement, as applicable. In addition, the Plan and any Rule 12b-1 related agreement may be terminated as to Class B shares or Class B2 shares of a fund at any time, without penalty, by vote of a majority of the outstanding Class B shares or Class B2 shares, as applicable, of that fund or by vote of a majority of the Board Members who are not interested persons of a fund and who have no direct or indirect financial interest in the operation of the Plan or any Rule 12b-1 related agreement. The Plan provides that it may not be amended to increase materially the amount that may be spent for distribution of Class B shares or Class B2 shares of a fund without the approval of the shareholders of such class.

INVESTMENTS

INVESTMENTS, PRACTICES AND TECHNIQUES, AND RISKS

PART II - APPENDIX II-G includes a description of the investment practices and techniques which a fund may employ in pursuing its investment objective, as well as the associated risks. Descriptions in this SAI of a particular investment practice or technique in which a fund may engage (or a risk that a fund may be subject to) are meant to describe the spectrum of investments that the Advisor (and/or subadvisor or sub-subadvisor, if applicable) in its discretion might, but is not required to, use in managing a fund. The Advisor (and/or subadvisor or sub-subadvisor, if applicable) may in its discretion at any time employ such practice and technique for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of investment practices or techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques or investments may not be principal activities of the fund, but, to the extent employed, could from time to time have a material impact on a fund's performance.


IT IS POSSIBLE THAT CERTAIN INVESTMENT PRACTICES AND/OR TECHNIQUES MAY NOT BE PERMISSIBLE FOR A FUND BASED ON ITS INVESTMENT RESTRICTIONS, AS DESCRIBED HEREIN (ALSO SEE PART I: INVESTMENTS, PRACTICES AND TECHNIQUES, AND RISKS) AND IN A FUND'S PROSPECTUS.



PORTFOLIO TRANSACTIONS


The Advisor is generally responsible for placing orders for the purchase and sale of portfolio securities, including the allocation of brokerage. As described in the Management of the Funds section above, the Advisor may delegate trade execution, trade matching and settlement services to DWS's branch offices or affiliates located in the US or outside the US. With respect to those funds for which a sub-investment advisor manages a fund's investments, references in this section to the "Advisor" should be read to mean the Subadvisor, except as noted below.


The policy of the Advisor in placing orders for the purchase and sale of securities for a fund is to seek best execution, taking into account execution factors such as: costs; speed; likelihood of execution and settlement; size; nature; and any other consideration relevant to the execution of a particular order. The relative importance of these execution factors will be determined based on the following criteria: characteristics of the order; the financial instruments that are the subject of the order; the characteristics of the execution venues to which the order can be directed; the current market circumstances; and the objectives, investment policies and risks of a fund. Generally, the Advisor will regard price and cost as the important factors for best execution, however there may be circumstances when the Advisor may determine that other execution factors have a greater influence in achieving the best possible result.


The Advisor will generally select brokers to effect securities transactions based on a number of criteria, including their:


o     Market and security familiarity;




o     Access to liquidity or willingness to commit risk to a principal trade;




o Financial stability and certainty of settlement; reliability and integrity of maintaining confidentiality;




o     Soundness of technological infrastructure and operational capabilities;




o     Safeguards and compliance controls to protect clients;


o     Pricing costs for execution-only services; and


o     Ability to provide transaction costs analysis.


Commission rates on transactions in equity securities on US securities exchanges are subject to negotiation. Commission rates on transactions in equity securities on foreign securities exchanges are generally fixed. Purchases and sales of fixed-income securities and certain over-the-counter securities are effected on a net basis, without the payment of brokerage commissions. Transactions in fixed income and certain over-the-counter securities are generally placed by the Advisor with the principal market makers for these securities unless the Advisor reasonably believes more favorable results are available elsewhere. Transactions with dealers serving as market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues will include an underwriting fee paid to the underwriter. Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions with commissions charged on comparable transactions and compares the brokerage commissions (if any) paid by the funds to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.



It is likely that the broker-dealers selected based on the considerations described in this section will include firms that also sell shares of the funds to their customers. However, the Advisor does not consider sales of shares of the funds as a factor in the selection of broker-dealers to execute portfolio transactions for the funds and, accordingly, has implemented policies and procedures reasonably designed to prevent its traders from considering sales of shares of the funds as a factor in the selection of broker-dealers to execute portfolio transactions for the funds.



The Advisor is permitted by Section 28(e) of the 1934 Act, when placing portfolio transactions for a fund, to cause a fund to pay brokerage commissions in excess of that which another broker-dealer might charge for executing the same transaction in order to obtain research and brokerage services if the Advisor determines that such commissions are reasonable in relation to the overall services provided. The Advisor may from time to time, in reliance on
Section 28(e) of the 1934 Act, execute portfolio transactions with broker-dealers that provide research and brokerage services to the Advisor. Consistent with the Advisor's policy regarding best execution, where more than one broker is believed to be capable of providing best execution for a particular trade, the Advisor may take into consideration the receipt of research and brokerage services in selecting the broker-dealer to execute the trade. Although certain research and brokerage services from broker-dealers may be useful to a fund and to the Advisor, it is the opinion of the Advisor that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Advisor's staff. To the extent that research and brokerage services of value are received by the Advisor, the Advisor may avoid expenses that it might otherwise incur. Research and brokerage services received from a broker-dealer may be useful to the Advisor and its affiliates in providing investment management services to all or some of its clients, which includes a fund. Services received from broker-dealers that executed securities transactions for a fund will not necessarily be used by the Advisor specifically to service that fund.



Research and brokerage services provided by broker-dealers may include, but are not limited to, information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis and measurement and analysis of corporate responsibility issues. Research and brokerage services are typically received in the form of written or electronic reports, access to specialized financial publications, telephone contacts and personal meetings with security analysts, but may also be provided in the form of access to various computer software and meetings arranged with corporate and industry representatives.


The Advisor may also select broker-dealers and obtain from them research and brokerage services that are used in connection with executing trades provided that such services are consistent with interpretations under Section 28(e) of the 1934 Act. Typically, these services take the form of computer software and/or electronic communication services used by the Advisor to facilitate trading activity with those broker-dealers.


Research and brokerage services may include products obtained from third parties if the Advisor determines that such product or service constitutes brokerage and research as defined in Section 28(e) and interpretations thereunder. Provided a Subadvisor is acting in accordance with any instructions and directions of the Advisor or the Board, the Subadvisor is authorized to pay to a broker or dealer who provides third party brokerage and research services a commission for executing a portfolio transaction for a fund in excess of what another broker or dealer may charge, if the Subadvisor determines in good faith that such commission was reasonable in relation to the value of the third party brokerage and research services provided by such broker or dealer.


The Advisor may use brokerage commissions to obtain certain brokerage products or services that have a mixed use (i.e., it also serves a function that does not relate to the investment decision-making process). In those circumstances, the Advisor will make a good faith judgment to evaluate the various benefits and uses to which it intends to put the mixed use product or service and will pay for that portion of the mixed use product or service that it reasonably believes does not constitute research and brokerage services with its own resources.


The Advisor will monitor regulatory developments and market practice in the use of client commissions to obtain research and brokerage services and may adjust its portfolio transactions policies in response thereto.

Due to European regulatory changes affecting the Advisor and certain of its affiliates, beginning in January 2018, funds (or portions thereof) subadvised by the Advisor's European affiliates will no longer participate in the client commission arrangements described above with respect to obtaining research services. For those funds (or relevant portions thereof), the Advisor or its affiliates will pay for research services previously obtained through use of client commissions from their own assets. The Advisor and its affiliates have put into place procedures to ensure that all funds managed by the Advisor or its affiliates pay only their proportionate share of the cost of research services, as appropriate. The subadvisory agreements for the relevant funds have been modified to reflect the recent European regulatory changes.



Investment decisions for a fund and for other investment accounts managed by the Advisor are made independently of each other in light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for a fund with those to be sold or purchased for other accounts in executing transactions. The Advisor has adopted policies and procedures that are reasonably designed to ensure that when the Advisor aggregates securities purchased or sold on behalf of accounts, the securities are allocated among the participating accounts in a manner that the Advisor believes to be fair and equitable. The Advisor may make allocations among accounts based upon a number of factors that may include, but not limited to, investment objectives and guidelines, risk tolerance, availability of other investment opportunities and available cash for investment. With respect to limited opportunities or initial public offerings, the Advisor may make allocations among accounts on a pro-rata basis with consideration given to suitability. While in some cases this practice could have a detrimental effect on the price paid or received by, or on the size of the position obtained or disposed of for, a fund, in other cases it is believed that the ability to engage in volume transactions will be beneficial to a fund.


The Advisor and its affiliates and each fund's management team manage other mutual funds and separate accounts, some of which use short sales of securities as a part of its investment strategy. The simultaneous management of long and short portfolios creates potential conflicts of interest including the risk that short sale activity could adversely affect the market value of the long positions (and vice versa), the risk arising from sequential orders in long and short positions, and the risks associated with receiving opposing orders at the same time. The Advisor has adopted procedures that it believes are reasonably designed to mitigate these potential conflicts of interest. Incorporated in the procedures are specific guidelines developed to ensure fair and equitable treatment for all clients. The Advisor and the investment team have established monitoring procedures and a protocol for supervisory reviews, as well as compliance oversight to ensure that potential conflicts of interest relating to this type of activity are properly addressed.



The Advisor may provide model portfolio recommendations for a variety of investment styles. Model portfolios may relate to the same investment strategies that are also offered or utilized through the Advisor's discretionary accounts, including the DWS funds. The Advisor typically provides model portfolio recommendations to model portfolio programs on a non-discretionary basis; i.e., the Advisor provides its model portfolio recommendations to third party model portfolio program sponsors (Sponsors) who then execute securities transactions on behalf of their program clients. Model portfolio related trading activity by Sponsors on behalf of their clients could potentially result in the Advisor's discretionary clients, including the DWS funds, receiving prices that are less favorable than prices that might otherwise have been obtained absent the Sponsors' trading activity, particularly for orders that are large in relation to a security's average daily trading volume. The Advisor intends to take reasonable steps to minimize the market impact on discretionary client accounts of orders associated with model portfolio recommendations provided to Sponsors.



Deutsche Bank AG or one of its affiliates (or in the case of a Subadvisor, the Subadvisor or one of its affiliates) may act as a broker for the funds and receive brokerage commissions or other transaction-related compensation from the funds in the purchase and sale of securities, options or futures contracts when, in the judgment of the Advisor, and in accordance with procedures approved by the Board, the affiliated broker will be able to obtain a price and execution at least as favorable as those obtained from other qualified brokers and if, in the transaction, the affiliated broker charges the funds a rate consistent with that charged to comparable unaffiliated customers in similar transactions.


PORTFOLIO TURNOVER. Portfolio turnover rate is defined by the SEC as the ratio of the lesser of sales or purchases to the monthly average value of such securities owned during the year, excluding all securities whose remaining maturities at the time of acquisition were one year or less.

Higher levels of activity by a fund result in higher transaction costs and may also result in the realization of taxable capital gains (including short-term gains, which generally are taxed to individuals at ordinary income rates). Purchases and sales are made whenever necessary, in the Advisor's discretion, to meet a fund's objective.



PORTFOLIO HOLDINGS INFORMATION


In addition to the public disclosure of fund portfolio holdings through required SEC quarterly filings (and monthly filings for money market funds), each fund may make its portfolio holdings information publicly available on the DWS funds' web site as described in a fund's prospectus. Each fund does not disseminate non-public information about portfolio holdings except in accordance with policies and procedures adopted by a fund.


Each fund's procedures permit non-public portfolio holdings information to be shared with DWS and its affiliates, subadvisors, if any, administrators, sub-administrators, fund accountants, custodians, sub-custodians, independent registered public accounting firms, attorneys, officers and trustees/directors and each of their respective affiliates and advisers who require access to this information to fulfill their duties to the fund and are subject to the duties of confidentiality, including the duty not to trade on non-public information, imposed by law or contract, or by a fund's procedures. This non-public information may also be disclosed, subject to the requirements described below, to certain third parties, such as securities lending agents, financial printers, proxy voting firms, mutual fund analysts, rating and tracking agencies, and, on an ad hoc basis, transition managers, to shareholders in connection with in-kind redemptions or, in connection with investing in underlying funds, subadvisors to DWS funds of funds (Authorized Third Parties).


Prior to any disclosure of a fund's non-public portfolio holdings information to Authorized Third Parties, a person authorized by the Board must make a good faith determination in light of the facts then known that a fund has a legitimate business purpose for providing the information, that the disclosure is in the best interest of a fund, and that the recipient assents or otherwise has a duty to keep the information confidential and to not trade based on the information received while the information remains non-public and that the disclosure would be in compliance with all applicable laws and DWS's and a subadvisor's fiduciary duties to a fund. No compensation is received by a fund or DWS for disclosing non-public holdings information. Periodic reports regarding these procedures will be provided to the Board.


Portfolio holdings information distributed by the trading desks of DWS or a subadvisor for the purpose of facilitating efficient trading of such securities and receipt of relevant research is not subject to the foregoing requirements. Non-public portfolio holding information does not include portfolio characteristics (other than holdings or subsets of holdings) about a fund and information derived therefrom, including, but not limited to, how the fund's investments are divided among various sectors, industries, countries, value and growth stocks, bonds, small, mid and large cap stocks, currencies and cash, types of bonds, bond maturities, duration, bond coupons and bond credit quality ratings, alpha, beta, tracking error, default rate, portfolio turnover, and risk and style characteristics so long as the identity of the fund's holdings could not be derived from such information.


Registered investment companies that are subadvised by DWS may be subject to different portfolio holdings disclosure policies, and neither DWS nor the Board exercise control over such policies. In addition, separate account clients of DWS have access to their portfolio holdings and are not subject to a fund's portfolio holdings disclosure policy. The portfolio holdings of some of the funds subadvised by DWS and some of the separate accounts managed by DWS may substantially overlap with the portfolio holdings of a fund.


DWS also manages certain unregistered commingled trusts, the portfolio holdings of which may substantially overlap with the portfolio holdings of a fund. These trusts are not subject to a fund's portfolio holdings disclosure policy. To the extent that investors in these commingled trusts may receive portfolio holdings information of their trust on a different basis from that on which fund portfolio holdings information is made public, DWS has implemented procedures reasonably designed to encourage such investors to keep such information confidential, and to prevent those investors from trading on the basis of non-public holdings information.


In addition, DWS may, from time to time, provide model portfolios to third party sponsors of model portfolio programs, which model portfolios may substantially overlap with the portfolio holdings of a fund. These model portfolios are not subject to a fund's portfolio holdings disclosure policy. DWS has adopted procedures that require such third party sponsors to agree in writing to keep the model portfolio information confidential and to limit their use of the information to implementing their respective model portfolio programs.


There is no assurance that a fund's policies and procedures with respect to the disclosure of portfolio holdings information will protect the fund from the potential misuse of portfolio holdings information by those in possession of that information.



NET ASSET VALUE

APPLICABLE TO FUNDS OTHER THAN MONEY MARKET FUNDS. The net asset value per share of a fund is normally computed as of the close of regular trading on the New York Stock Exchange (Exchange) on each day the Exchange is open for trading (Value Time). The Exchange is scheduled to be closed on the following holidays:
New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined separately for each class of shares by dividing the value of the total assets of the fund attributable to the shares of that class, less all liabilities attributable to that class, by the total number of shares of that class outstanding. The per share net asset value may be lower for certain classes of the fund because of higher expenses borne by these classes.


An equity security is valued at its most recent sale price on the security's primary exchange or over-the-counter (OTC) market as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (Calculated Mean) on such exchange or OTC market as of the Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on such exchange or OTC market as of the Value Time. In the case of certain foreign exchanges or OTC markets, the closing price reported by the foreign exchange or OTC market (which may sometimes be referred to by the exchange or one or more pricing agents as the "official close" or the "official closing price" or other similar term) will be considered the most recent sale price.


Debt securities are valued as follows. Money market instruments, including instruments purchased with an original or remaining maturity of 60 days or less, shall be valued based on information obtained from an approved pricing agent, or if such information is not available, the money market instruments shall be valued using the average of the most recent reliable bid quotations or evaluated prices obtained from two or more broker-dealers. Bank loans are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, based on quotations or evaluated prices obtained from one or more broker-dealers. Privately placed debt securities, other than Rule 144A debt securities, initially are valued at cost and thereafter based on all relevant factors, including type of security, size of holding and restrictions on disposition. Municipal debt securities are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the mean of the most recent bid and asked quotations or evaluated prices obtained from a broker-dealer. Other debt securities are valued at prices supplied by an approved pricing agent, if available, and otherwise at the most recent bid quotation or evaluated price, as applicable, obtained from two or more broker-dealers. If it is not possible to value a particular debt security pursuant to the above methods, the security is valued on the basis of factors including (but not limited to) maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.


An exchange-traded option contract on securities, currencies and other financial instruments is valued at its most recent sale price on the relevant exchange. Lacking any sales, the option contract is valued at the Calculated Mean. If it is not possible to determine the Calculated Mean, the option contract is valued at the most recent bid quotation in the case of a purchased option contract or the most recent asked quotation in the case of a written option contract, in each case as of the Value Time. An option contract on securities, currencies and other financial instruments traded in the OTC market is valued as of the Value Time at a price supplied by an approved pricing agent, if available, and otherwise at the evaluated price provided by the broker-dealer with which it was traded. Futures contracts (and options thereon) are valued at the most recent settlement price, if available, on the exchange on which they are traded most extensively. With the exception of stock index futures contracts which trade on the Chicago Mercantile Exchange, closing settlement times are prior to the close of trading on the Exchange. For stock index futures contracts which trade on the Chicago Mercantile Exchange, closing settlement prices are normally available at approximately 4:20 pm Eastern time. If no settlement price is available, the last traded price on such exchange will be used.


If market quotations for a fund asset are not readily available or if the Advisor believes that the value of a fund asset as determined in accordance with Board-approved procedures is unreliable, the value of the fund asset is taken to be an amount which, in the opinion of the Advisor's Pricing Committee (or, in some cases, the Board's Valuation Committee), represents fair market value. The value of other holdings is determined in a manner which is intended to fairly reflect the fair market value of the asset on the valuation date, based on valuation procedures adopted by the Board and overseen primarily by the Advisor's Pricing Committee.



THE FOLLOWING PARAGRAPH APPLIES TO FUNDS THAT INVEST IN UNDERLYING MUTUAL FUNDS. The net asset value of each underlying DWS mutual fund is determined based upon the nature of the securities as set forth in the prospectus and statement of additional information of such underlying DWS mutual fund. Shares of each underlying DWS mutual fund in which the fund may invest are valued at the net asset value per share of each underlying DWS mutual fund as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The net asset value per share of the underlying DWS mutual funds will be calculated and reported to the fund by each underlying DWS mutual fund's accounting agent.


THE FOLLOWING ADDITIONAL PARAGRAPHS APPLY TO DWS EQUITY 500 INDEX FUND AND DWS S&P 500 INDEX FUND (FEEDER FUNDS). Each feeder fund pursues its investment objective by investing substantially all of its assets in a master portfolio - the DWS Equity 500 Index Portfolio (Portfolio), which has the same investment objective and is subject to the same investment risks as the feeder fund.



Net asset value per share of a feeder fund is determined as of the Value Time separately for each class of shares by dividing the value of the total assets of the feeder fund (i.e., the value of the feeder fund's investment in the Portfolio and any other assets) attributable to the shares of that class, less all liabilities attributable to that class, by the total number of shares of that class outstanding.


As of the Value Time, the Portfolio determines its net value (i.e., the value of the Portfolio's portfolio instruments and any other assets less all liabilities) using the valuation procedures for securities and other assets described above.

Each investor in the Portfolio, including a feeder fund, may add to or reduce its investment in the Portfolio on each day that net asset value of the feeder fund and the Portfolio are computed as described above. At the close of a Value Time, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the net value of the Portfolio, determined as provided above, by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be effected as of the Value Time on that day, will then be effected. The percentage of the aggregate beneficial interests in the Portfolio held by each investor in the Portfolio, including a feeder fund, will then be recomputed as the percentage equal to the fraction
(i) the numerator of which is the value of the investor's investment in the Portfolio as of the Value Time on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from such investor's investment in the Portfolio effected as of the Value Time on such day, and (ii) the denominator of which is the aggregate net value of the Portfolio, determined as provided above, as of the Value Time on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors, including the feeder fund, in the Portfolio. The percentage so determined for a feeder fund will then be applied to determine the value of the feeder fund's interest in the Portfolio as of the Value Time on the following day that net asset value is determined.



APPLICABLE TO MONEY MARKET FUNDS OTHER THAN DWS GOVERNMENT MONEY MARKET SERIES, DWS GOVERNMENT CASH MANAGEMENT FUND, DWS GOVERNMENT CASH RESERVES FUND INSTITUTIONAL AND DWS VARIABLE NAV MONEY FUND. The net asset value (NAV) per share of a fund is calculated on each day (Valuation Day) on which the fund is open for business as of the time described in the fund's prospectus. A fund is open for business each day the New York Stock Exchange (Exchange) is open for trading, and the fund may, but is not required to, accept certain types of purchase and redemption orders (not including exchanges) on days that the Exchange is not open or beyond an early Exchange closing time, as described in the fund's prospectus. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined separately for each class of shares by dividing the value of the total assets of the fund attributable to the shares of that class, less all liabilities attributable to that class, by the total number of shares of that class outstanding. Although there is no guarantee, a fund's NAV per share will normally be $1.00.


A fund values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the fund would receive if it sold the instrument.


The Board has established procedures reasonably designed to stabilize a fund's NAV per share at $1.00. Under the procedures, the Advisor will monitor and notify the Board of circumstances where a fund's NAV per share calculated by using market valuations may deviate from the $1.00 per share calculated using amortized cost. If there were any deviation that the Board believed would result in a material dilution or unfair result for investors or existing shareholders, the Board would promptly consider what action, if any, should be initiated. Such actions could include selling assets prior to maturity to realize capital gains or losses; shortening the average maturity of a fund's portfolio; adjusting the level of dividends; redeeming shares in kind; or valuing assets based on market valuations. For example, if a fund's net asset value per share (computed using market values) declined, or was expected to decline, below $1.00 (computed using amortized cost), the fund might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a fund's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), a fund might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. In accordance with procedures approved by the Board, in the event market quotations are not readily available for certain portfolio assets the fair value of such portfolio assets will be determined in good faith by the Advisor's Pricing Committee (or, in some cases, the Board's Valuation Committee) based upon input from the Advisor or other third parties.



THE FOLLOWING PARAGRAPH APPLIES TO DWS VARIABLE NAV MONEY FUND ONLY. The net asset value of shares of the fund is generally calculated on each day the New York Stock Exchange is open for trading, as described in the fund's prospectuses. Pursuant to Board approved valuation procedures, the fund generally values its portfolio instruments using information furnished by an independent pricing service or market quotations. Interactive Data Corporation serves as the primary independent pricing service for the fund. In accordance with Board approved procedures, in the event pricing service information or market quotations are not readily available for certain portfolio assets, or when the value of certain portfolio assets is believed to have been materially affected by a significant event, the fair value of such portfolio assets will be determined by the Advisor's Pricing Committee (or, in some cases, the Board's Valuation Committee). In accordance with its procedures, the fund will typically value newly acquired securities at cost on date of acquisition, and thereafter using information furnished by an independent pricing service.


APPLICABLE TO THE FOLLOWING MONEY MARKET FUNDS (EACH, A FUND): DWS GOVERNMENT MONEY MARKET SERIES, DWS GOVERNMENT CASH MANAGEMENT FUND AND DWS GOVERNMENT CASH RESERVES FUND INSTITUTIONAL. Each of these funds pursues its investment objective by investing substantially all of its assets in a master portfolio - the Government Cash Management Portfolio (Portfolio), which has the same investment objective and is subject to the same investment risks as a fund. The net asset value (NAV) per share of a fund is calculated on each day (Valuation
Day) on which a fund is open for business as of the time described in a fund's prospectus. The fund is open for business each day the New York Stock Exchange (Exchange) is open for trading, and the fund may, but is not required to, accept certain types of purchase and redemption orders (not including exchanges) on days that the Exchange is not open or beyond an early Exchange closing time, as described in a fund's prospectus. The Exchange is scheduled to be closed on the following holidays:
New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined separately for each class of shares by dividing the value of the total assets of the fund (i.e., the value of a fund's investment in the Portfolio and any other assets) attributable to the shares of that class, less all liabilities attributable to that class, by the total number of shares of that class outstanding. Although there is no guarantee, a fund's NAV per share will normally be $1.00.


On each Valuation Day, the Portfolio determines its net value (i.e., the value of the Portfolio's portfolio instruments and any other assets less all liabilities). The Portfolio values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.


Each investor in the Portfolio, including a fund, may add to or reduce its investment in the Portfolio on each Valuation Day. At the close of each such Valuation Day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the net value of the Portfolio, as determined by amortized cost, by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be effected as of the close of business on that day, will then be effected. The percentage of the aggregate beneficial interests in the Portfolio held by each investor in the Portfolio, including a fund will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of the investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from such investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net value of the Portfolio, as determined by amortized cost, as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors, including a fund, in the Portfolio. The percentage so determined for a fund will then be applied to determine the value of a fund's interest in the Portfolio as of the close of the following Valuation Day.


The Board has established procedures reasonably designed to stabilize a fund's NAV per share at $1.00. Under the procedures, the Advisor will monitor and notify the Board of circumstances where a fund's NAV per share calculated based on valuing the fund's investment in the Portfolio and the fund's other assets using market valuations may deviate from the $1.00 per share calculated based on valuing a fund's investment in the Portfolio and a fund's other assets using amortized cost. If there were any deviation that the Board believed would result in a material dilution or unfair result for investors or existing shareholders, the Board would promptly consider what action, if any, should be initiated. Such actions could include selling assets prior to maturity to realize capital gains or losses; shortening average maturity of the investment portfolio; adjusting the level of dividends; redeeming shares in kind; or valuing assets based on market valuations. For example, if a fund's net asset value per share (computed using market values) declined, or was expected to decline, below $1.00 (computed using amortized cost), the fund might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a fund's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), a fund might supplement dividends in an effort to maintain the net asset value at $1.00 per share. Because a fund invests substantially all of its assets in the Portfolio, certain of these actions could be implemented at the Portfolio level at the discretion of its Board.


Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. In accordance with procedures approved by the Board, in the event market quotations are not readily available for certain portfolio assets the fair value of such portfolio assets will be determined in good faith by the Advisor's Pricing Committee (or, in some cases, the Board's Valuation Committee) based upon input from the Advisor or other third parties.



PROXY VOTING POLICY AND GUIDELINES

Each fund has delegated proxy voting responsibilities to the Advisor, subject to the Board's general oversight. A fund has delegated proxy voting to the Advisor with the direction that proxies should be voted consistent with the fund's best economic interests. The Advisor has adopted its own Proxy Voting Policy and Guidelines (Policy) for this purpose. The Policy addresses, among other things, conflicts of interest that may arise between the interests of a fund, and the interests of the Advisor and its affiliates, including a fund's principal underwriter. The Policy is included in PART II - APPENDIX II-I.



You may obtain information about how a fund voted proxies related to its portfolio securities during the 12-month period ended June 30 by visiting the SEC's Web site at www.sec.gov or by visiting our Web site at dws.com/en-us/resources/proxy-voting.




MISCELLANEOUS

A fund's prospectus(es) and this SAI omit certain information contained in the Registration Statement which a fund has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to a fund and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the SEC's Public Reference Room in Washington, D.C.



RATINGS OF INVESTMENTS


BONDS AND COMMERCIAL PAPER RATINGS

Set forth below are descriptions of ratings which represent opinions as to the quality of the securities. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality.



If a fixed income security is rated differently among the three major ratings agencies (i.e., Moody's Investor Services, Inc., Fitch Investors Services, Inc., and S&P Global Ratings), portfolio management would rely on the highest credit rating for purposes of the fund's investment policies.

MOODY'S INVESTORS SERVICE, INC. GLOBAL LONG-TERM RATING SCALE


Moody's long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.


AAA Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.


AA Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.


A Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.


BAA Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.


BA Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.


B Obligations rated B are considered speculative and are subject to high credit risk.


CAA Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.


CA Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.


C Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.


NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a "(hyb)" indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.


By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.



MOODY'S INVESTORS SERVICE, INC. GLOBAL SHORT-TERM RATING SCALE


Moody's short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.


Moody's employs the following designations to indicate the relative repayment ability of rated issuers:


P-1 Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.


P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.


P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.


NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.



MOODY'S INVESTORS SERVICE, INC. US MUNICIPAL SHORT-TERM DEBT AND DEMAND OBLIGATION RATINGS


SHORT-TERM OBLIGATION RATINGS


The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer's long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels - MIG 1 through MIG 3 - while speculative grade short-term obligations are designated SG.


MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.


MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.


SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.



DEMAND OBLIGATION RATINGS


In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of risk associated with the ability to receive purchase price upon demand ("demand feature"). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade
(VMIG) scale.



The rating transitions on the VMIG scale differ from those on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer's long-term rating drops below investment grade.



VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.


VMIG 2 This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.


VMIG 3 This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.


SG This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

S&P GLOBAL RATINGS LONG-TERM ISSUE CREDIT RATINGS


INVESTMENT GRADE


AAA An obligation rated 'AAA' has the highest rating assigned by S&P Global Ratings. The obligor's capacity to meet its financial commitments on the obligation is extremely strong.



AA An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitments on the obligation is very strong.



A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitments on the obligation is still strong.


BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor's capacity to meet its financial commitments on the obligation.



SPECULATIVE GRADE


Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.


BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitments on the obligation.


B An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments on the obligation.


CCC An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.


CC An obligation rated 'CC' is currently highly vulnerable to nonpayment. The 'CC' rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.


C An obligation rated 'C' is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.



D An obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.


NR This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular obligation as a matter of policy.



PLUS (+) OR MINUS (-) The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.



S&P GLOBAL RATINGS SHORT-TERM ISSUE CREDIT RATINGS


A-1 A short-term obligation rated 'A-1' is rated in the highest category by S&P Global Ratings. The obligor's capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments on these obligations is extremely strong.

A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitments on the obligation is satisfactory.


A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor's capacity to meet its financial commitments on the obligation.


B A short-term obligation rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitments.


C A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.



D A short-term obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.



SPUR (S&P UNDERLYING RATING) A SPUR is an opinion about the stand-alone capacity of an obligor to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer or obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. S&P Global Ratings maintains surveillance of an issue with a published SPUR.


S&P GLOBAL RATINGS MUNICIPAL SHORT-TERM NOTE RATINGS

An S&P Global Ratings US municipal note rating reflects S&P Global Ratings' opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings' analysis will review the following considerations:


o Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and


o Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.


Note rating symbols are as follows:


SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.


SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.


SP-3 Speculative capacity to pay principal and interest.



S&P GLOBAL RATINGS DUAL RATINGS



Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, 'AAA/A-1+' or 'A-1+/A-1'). With US municipal short-term demand debt, the US municipal short-term note rating symbols are used for the first component of the rating (for example, 'SP-1+/A-1+').

S&P GLOBAL MARKET INTELLIGENCE EARNINGS AND DIVIDEND RANKINGS FOR COMMON STOCKS

S&P Global Market Intelligence, an affiliate of S&P Global Ratings, has provided Earnings and Dividend Rankings, commonly referred to as Quality Rankings, on common stocks since 1956. Quality Rankings reflect the long-term growth and stability of a company's earnings and dividends.


The Quality Rankings System attempts to capture the long-term growth and stability of earnings and dividends record in a single system. In assessing Quality Rankings, S&P Global Market Intelligence recognizes that earnings and dividend performance is the end result of the interplay of various factors such as products and industry position, corporate resources and financial policy. Over the long run, the record of earnings and dividend performance has a considerable bearing on the relative quality of stocks.



The rankings, however, do not profess to reflect all of the factors, tangible or intangible, that bear on stock quality.



The rankings are generated by a computerized system and are based on per-share earnings and dividend records of the most recent 10 years - a period long enough to measure significant secular (long-term) growth, capture indications of changes in trend as they develop, encompass the full peak-to-peak range of the business cycle, and include a bull and a bear market. Basic scores are computed for earnings and dividends, and then adjusted as indicated by a set of predetermined modifiers for change in the rate of growth, stability within long-term trends, and cyclicality. Adjusted scores for earnings and dividends are then combined to yield a final ranking.



The ranking system makes allowance for the fact that corporate size generally imparts certain advantages from an investment standpoint. Conversely, minimum size limits (in sales volume) are set for the various rankings. However, the system provides for making exceptions where the score reflects an outstanding earnings and dividend record. The following table shows the letter classifications and brief descriptions of Quality Rankings.



A+   Highest           B+   Average           C     Lowest
A    High              B    Below Average     D     In Reorganization
A-   Above Average     B-   Low               LIQ   Liquidation




The ranking system grants some exceptions to the pure quantitative rank. Thus, if a company has not paid any dividend over the past 10 years, it is very unlikely that it will rank higher than A-. In addition, companies may receive a bonus score based on their sales volume. If a company omits a dividend on preferred stock, it will receive a rank of no better than C that year. If a company pays a dividend on the common stock, it is highly unlikely that the rank will be below B-, even if it has incurred losses. In addition, if a company files for bankruptcy, the model's rank is automatically changed to D.


FITCH RATINGS LONG-TERM RATINGS



INVESTMENT GRADE

AAA: Highest credit quality. `AAA' ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.


AA: Very high credit quality. `AA' ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.


A: High credit quality. `A' ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.


BBB: Good credit quality. `BBB' ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.


SPECULATIVE GRADE


BB: Speculative. `BB' ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.



B: Highly speculative. `B' ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.


CCC: Substantial credit risk. Default is a real possibility.


CC: Very high levels of credit risk. Default of some kind appears probable.

C: Near default. A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a `C' category rating for an issuer include:



a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation;



b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation;


c. the formal announcement by the issuer or their agent of a distressed debt exchange;


d. a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.


RD: Restricted default. `RD' ratings indicate an issuer that in Fitch's opinion has experienced:


an uncured payment default on a bond, loan or other material financial obligation, but has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and has not otherwise ceased operating.


This would include:


i. the selective payment default on a specific class or currency of debt;


ii. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;


iii. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; ordinary execution of a distressed debt exchange on one or more material financial obligations.


D: Default. `D' ratings indicate an issuer that in Fitch's opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or that has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.


In all cases, the assignment of a default rating reflects Fitch's opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer's financial obligations or local commercial practice.


Within rating categories, Fitch may use modifiers. The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. For example, the rating category `AA' has three notch-specific rating levels (`AA+'; `AA'; `AA-`; each a rating level). Such suffixes are not added to `AAA' ratings and they are not assigned to rating categories below the `B'. For the short-term rating category of `F1', a `+' may be appended.



FITCH RATINGS SHORT-TERM RATINGS


F1: Highest Short-Term Credit Quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.


F2: Good Short-Term Credit Quality. Good intrinsic capacity for timely payment of financial commitments.


F3: Fair Short-Term Credit Quality. The intrinsic capacity for timely payment of financial commitments is adequate.


B: Speculative Short-Term Credit Quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.


C: High Short-Term Default risk. Default is a real possibility.


RD: Restricted Default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.



D: Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

FITCH RATINGS MUNICIPAL SHORT-TERM RATINGS


The highest ratings for state and municipal short-term obligations are "F1+," "F1," and "F2."

PART II: APPENDIX II-A - BOARD MEMBERS AND OFFICERS


IDENTIFICATION AND BACKGROUND


The following table presents certain information regarding the Board Members of the Trust/Corporation. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Board Member that is not an "interested person" (as defined in the 1940 Act) of the Trust/Corporation or the Advisor (each, an "Independent Board Member") is Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. The term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.



INDEPENDENT BOARD MEMBERS



NAME, YEAR OF BIRTH,                                                          NUMBER OF
POSITION                                                                      FUNDS IN
WITH THE TRUST/CORPORATION                                                    DWS
AND LENGTH OF TIME           BUSINESS EXPERIENCE AND                          FUND COMPLEX   OTHER DIRECTORSHIPS
SERVED/(1)/                  DIRECTORSHIPS DURING THE PAST 5 YEARS            OVERSEEN       HELD BY BOARD MEMBER
Keith R. Fox, CFA (1954)     Managing General Partner, Exeter Capital              86        -
Chairperson since 2017,      Partners (a series of private investment
and Board Member since       funds) (since 1986); Directorships:
1996                         Progressive International Corporation
                             (kitchen goods importer and distributor); The
                             Kennel Shop (retailer); former Chairman,
                             National Association of Small Business
                             Investment Companies; former
                             Directorships: BoxTop Media Inc.
                             (advertising); Sun Capital Advisers Trust
                             (mutual funds) (2011-2012)
John W. Ballantine (1946)    Retired; formerly: Executive Vice President           86        Portland General Electric/(2)/
Board Member since 1999      and Chief Risk Management Officer, First                        (utility company) (2003-
                             Chicago NBD Corporation/The First National                      present)
                             Bank of Chicago (1996-1998); Executive Vice
                             President and Head of International Banking
                             (1995-1996); former Directorships: Director
                             and Chairman of the Board, Healthways
                             Inc./(2)/ (population well-being and wellness
                             services) (2003-2014); Stockwell Capital
                             Investments PLC (private equity); Enron
                             Corporation; FNB Corporation; Tokheim
                             Corporation; First Oak Brook Bancshares,
                             Inc. and Oak Brook Bank; Prisma Energy
                             International. Not-for-Profit Director/Trustee:
                             Palm Beach Civic Assn.; Public Radio
                             International; Window to the World
                             Communications (public media); Harris
                             Theater for Music and Dance (Chicago)

NAME, YEAR OF BIRTH,                                                         NUMBER OF
POSITION                                                                     FUNDS IN
WITH THE TRUST/CORPORATION                                                   DWS
AND LENGTH OF TIME            BUSINESS EXPERIENCE AND                        FUND COMPLEX   OTHER DIRECTORSHIPS
SERVED/(1)/                   DIRECTORSHIPS DURING THE PAST 5 YEARS          OVERSEEN       HELD BY BOARD MEMBER
Henry P. Becton, Jr. (1943)   Vice Chair and former President, WGBH               86
Board Member since 1990       Educational Foundation. Directorships: Public
                              Radio International; Public Radio Exchange
                              (PRX); The Pew Charitable Trusts (charitable
                              organization); Massachusetts Humane
                              Society; American Documentary, Inc. (public
                              media); Overseer of the New England
                              Conservatory; former Directorships: Becton
                              Dickinson and Company/(2)/ (medical
                              technology company); Belo Corporation/(2)/
                              (media company); The PBS Foundation;
                              Association of Public Television Stations;
                              Boston Museum of Science; American
                              Public Television; Concord Academy; New
                              England Aquarium; Mass. Corporation for
                              Educational Telecommunications; Committee
                              for Economic Development; Public
                              Broadcasting Service; Connecticut College;
                              North Bennett Street School (Boston)
Dawn-Marie Driscoll (1946)    Emeritus Executive Fellow, Center for               86        -
Board Member since 1987       Business Ethics, Bentley University;
                              formerly: President, Driscoll Associates
                              (consulting firm); Partner, Palmer & Dodge
                              (law firm) (1988-1990); Vice President of
                              Corporate Affairs and General Counsel,
                              Filene's (retail) (1978-1988); Directorships:
                              Advisory Board, Center for Business Ethics,
                              Bentley University; Trustee and former
                              Chairman of the Board, Southwest Florida
                              Community Foundation (charitable
                              organization); former Directorships: ICI
                              Mutual Insurance Company (2007-2015);
                              Sun Capital Advisers Trust (mutual funds)
                              (2007-2012); Investment Company Institute
                              (audit, executive, nominating committees)
                              and Independent Directors Council
                              (governance, executive committees)
Paul K. Freeman (1950)        Consultant, World Bank/Inter-American               86        -
Board Member since 1993       Development Bank; Independent Directors
                              Council (former chair); Investment Company
                              Institute (executive committee); Adjunct
                              Professor, University of Denver Law School
                              (2017-present); formerly: Chairman of
                              Education Committee of Independent
                              Directors Council; Project Leader,
                              International Institute for Applied Systems
                              Analysis (1998-2001); Chief Executive
                              Officer, The Eric Group, Inc. (environmental
                              insurance) (1986-1998); Directorships:
                              Knoebel Institute for Healthy Aging,
                              University of Denver (2017-present); former
                              Directorships: Prisma Energy International;
                              Denver Zoo Foundation (2012-2018)

NAME, YEAR OF BIRTH,                                                               NUMBER OF
POSITION                                                                           FUNDS IN
WITH THE TRUST/CORPORATION                                                         DWS
AND LENGTH OF TIME              BUSINESS EXPERIENCE AND                            FUND COMPLEX   OTHER DIRECTORSHIPS
SERVED/(1)/                     DIRECTORSHIPS DURING THE PAST 5 YEARS              OVERSEEN       HELD BY BOARD MEMBER
Richard J. Herring (1946)       Jacob Safra Professor of International                  86        Director, Aberdeen Singapore
Board Member since 1990         Banking and Professor, Finance Department,                        and Japan Funds (since
                                The Wharton School, University of                                 2007), Independent Director
                                Pennsylvania (since July 1972); Co-Director,                      of Barclays Bank Delaware
                                Wharton Financial Institutions Center;                            (since September 2010)
                                formerly: Vice Dean and Director, Wharton
                                Undergraduate Division (July 1995-June
                                2000); Director, Lauder Institute of
                                International Management Studies (July
                                2000-June 2006)
William McClayton (1944)        Private equity investor (since October 2009);           86        -
Board Member since 2004         previously: Managing Director, Diamond
                                Management & Technology Consultants, Inc.
                                (global consulting firm) (2001-2009);
                                Directorship: Board of Managers, YMCA of
                                Metropolitan Chicago; formerly: Senior
                                Partner, Arthur Andersen LLP (accounting)
                                (1966-2001); Trustee, Ravinia Festival
Rebecca W. Rimel (1951)         President, Chief Executive Officer and                  86        Director, Becton Dickinson
Board Member since 1995         Director, The Pew Charitable Trusts                               and Company/(2)/ (medical
                                (charitable organization) (1994-present);                         technology company) (2012-
                                formerly: Executive Vice President, The                           present); Director,
                                Glenmede Trust Company (investment trust                          BioTelemetry Inc./(2)/
                                and wealth management) (1983-2004);                               (healthcare) (2009-present)
                                Board Member, Investor Education
                                (charitable organization) (2004-2005); Trustee,
                                Executive Committee, Philadelphia Chamber
                                of Commerce (2001-2007); Director, Viasys
                                Health Care/(2)/ (January 2007-June 2007);
                                Trustee, Thomas Jefferson Foundation
                                (charitable organization) (1994-2012)
William N. Searcy, Jr. (1946)   Private investor since October 2003;                    86        -
Board Member since 1993         formerly: Pension & Savings Trust Officer,
                                Sprint Corporation/(2)/ (telecommunications)
                                (November 1989-September 2003); Trustee,
                                Sun Capital Advisers Trust (mutual funds)
                                (1998-2012)
Jean Gleason Stromberg          Retired; formerly: Consultant (1997-2001);              86        -
(1943)                          Director, Financial Markets US Government
Board Member since 1997         Accountability Office (1996-1997); Partner,
                                Norton Rose Fulbright, L.L.P. (law firm)
                                (1978-1996); former Directorships: The
                                William and Flora Hewlett Foundation
                                (charitable organization) (2000-2015); Service
                                Source, Inc. (nonprofit), Mutual Fund
                                Directors Forum (2002-2004), American Bar
                                Retirement Association (funding vehicle for
                                retirement plans) (1987-1990 and 1994-
                                      1996)

OFFICERS/(4)/



NAME, YEAR OF BIRTH, POSITION
WITH THE TRUST/CORPORATION          BUSINESS EXPERIENCE AND
AND LENGTH OF TIME SERVED/(5)/      DIRECTORSHIPS DURING THE PAST 5 YEARS
Hepsen Uzcan/(6)(9)/ (1974)         Managing Director/(3)/, DWS; Secretary and Managing Director/(3)/, DWS USA
President and Chief Executive       Corporation (since March 2018); Assistant Secretary, DWS Distributors, Inc.(since June
Officer, 2017-present               25, 2018); Director and Vice President, DWS Service Company (since June 25, 2018);
Assistant Secretary, 2013-          Assistant Secretary, DWS Investment Management Americas, Inc. (since June 25,
present                             2018); and Director and President, DB Investment Managers, Inc. (since June 25,
                                    2018); formerly: Vice President for the Deutsche funds (2016-2017)
John Millette/(8)/ (1962)           Director/(3)/, DWS; Chief Legal Officer, DWS Investment Management Americas, Inc.
Vice President and Secretary,       (2015-present); and Director and Vice President, DWS Trust Company (2016-present);
1999-present                        formerly: Secretary, Deutsche Investment Management Americas Inc. (2015-2017)
Diane Kenneally/(8)(10)/ (1966)     Director/(3)/, DWS; formerly: Assistant Treasurer for the DWS funds (2007-2018)
Treasurer and Chief Financial
Officer (since 2018)
Caroline Pearson/(8)/ (1962)        Managing Director/(3)/, DWS; formerly: Secretary, Deutsche AM Distributors, Inc. (2002-
Chief Legal Officer, 2010-          2017); and Secretary, Deutsche AM Service Company (2010-2017)
present
Scott D. Hogan/(8)/ (1970)          Director/(3)/, DWS
Chief Compliance Officer,
2016-present
Wayne Salit/(7)/ (1967)             Director/(3)/, Deutsche Bank; and AML Officer, DWS Trust Company; formerly: Managing
Anti-Money Laundering               Director, AML Compliance Officer at BNY Mellon (2011-2014); and Director, AML
Compliance Officer, 2014-           Compliance Officer at Deutsche Bank (2004-2011)
present
Sheila Cadogan/(8)/(1966)           Director/(3)/, DWS; Director and Vice President, DWS Trust Company (since 2018)
Assistant Treasurer, 2017-
present
Paul Antosca/(8)/(1957)             Director/(3)/, DWS
Assistant Treasurer, 2007-
present




/(1)/ The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

/(2)/ A  publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
/(3)/ Executive title, not a board directorship.

/(4)/ As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.
/(5)/ The  length  of  time  served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
/(6)/ Address: 345 Park Avenue, New York, New York 10154.

/(7)/ Address: 60 Wall Street, New York, New York 10005.

/(8)/ Address: One International Place, Boston, Massachusetts 02110.
/(9)/ Appointed  President  and  Chief  Executive  Officer effective December 1,
      2017.
/(10)/ Appointed Treasurer and Chief Financial Officer effective July 2, 2018.



Certain officers hold similar positions for other investment companies for which DIMA or an affiliate serves as the Advisor.



OFFICER'S ROLE WITH PRINCIPAL UNDERWRITER: DWS DISTRIBUTORS, INC.




Hepsen Uzcan:   Assistant Secretary



BOARD MEMBER QUALIFICATIONS


The Nominating and Governance Committee is responsible for recommending proposed nominees for election to the full Board for its approval. In recommending the election of the current Board Members, the Committee generally considered the educational, business and professional experience of each Board Member in determining his or her qualifications to serve as a Board Member, including the Board Member's record of service as a director or trustee of public and private organizations. In the case of most Board Members, this included their many years of previous service as a trustee of certain of the DWS funds. This previous service has provided these Board Members with a valuable understanding of the history of the DWS funds and the DIMA organization and has also served to demonstrate their high level of diligence and commitment to the interests of fund shareholders and their ability to work effectively and collegially with other members of the Board. The Committee also considered, among other factors, the particular attributes described below with respect to the various individual Board
Members:



John W. Ballantine - Mr. Ballantine's experience in banking, financial risk management and investments acquired in the course of his service as a senior executive of a major US bank.


Henry P. Becton, Jr. - Mr. Becton's professional training and experience as an attorney, his experience as the chief executive officer of a major public media company and his experience as lead director of two NYSE companies, including his service at various times as the chair of the audit, compensation and nominating committees of one or both of such boards.


Dawn-Marie Driscoll - Ms. Driscoll's professional training and experience as an attorney, her expertise as a consultant, professor and author on the subject of business ethics, her service as a member of the executive committee of the Independent Directors Council of the Investment Company Institute and her experience as a director of an insurance company serving the mutual fund industry.


Keith R. Fox - Mr. Fox's experience as the chairman and a director of various private operating companies and investment partnerships and his experience as a director and audit committee member of several public companies. In addition, he holds the Chartered Financial Analyst designation.



Paul K. Freeman - Dr. Freeman's professional training and experience as an attorney and an economist, his experience as the founder and chief executive officer of an insurance company, his experience as a senior executive and consultant for various companies focusing on matters relating to risk management and his service on the Independent Directors Council of the Investment Company Institute.



Richard J. Herring - Mr. Herring's experience as a professor of finance at a leading business school and his service as an advisor to various professional and governmental organizations.


William McClayton - Mr. McClayton's professional training and experience in public accounting, including his service as a senior partner of a major public accounting firm focusing on financial markets companies and his service as a senior executive of a public management consulting firm.



Rebecca W. Rimel - Ms. Rimel's experience on a broad range of public policy issues acquired during her service as the executive director of a major public charity and her experience as a director of several public companies.



William N. Searcy, Jr. - Mr. Searcy's experience as an investment officer for various major public company retirement plans, which included evaluation of unaffiliated investment advisers and supervision of various administrative and accounting functions.



Jean Gleason Stromberg - Ms. Stromberg's professional training and experience as an attorney specializing in federal securities law, her service in a senior position with the SEC and the US Government Accountability Office and her experience as a director and audit committee member of several major non-profit organizations.

PART II: APPENDIX II-B - PORTFOLIO MANAGEMENT COMPENSATION



FOR FUNDS ADVISED BY DWS INVESTMENT MANAGEMENT AMERICAS, INC. OR ITS AFFILIATES


Each fund is managed by a team of investment professionals who each play an important role in a fund's management process. Team members work together to develop investment strategies and select securities for a fund. This team works for the Advisor or its affiliates and is supported by a large staff of economists, research analysts, traders and other investment specialists. The Advisor or its affiliates believe(s) its team approach benefits investors by bringing together many disciplines and leveraging its extensive resources. Team members with primary responsibility for management of a fund, as well as team members who have other ongoing management responsibilities for a fund, are identified in each fund's prospectus, as of the date of a fund's prospectus. Composition of the team may change over time, and shareholders and investors will be notified of changes affecting individuals with primary fund management responsibility.


COMPENSATION OF PORTFOLIO MANAGERS


The Advisor and its affiliates are part of DWS. The brand DWS represents DWS Group GmbH & Co. KGaA and any of the subsidiaries such as DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services. As employees of DWS, portfolio managers are paid on a total compensation basis, which includes Fixed Pay (base salary) and Variable Compensation, as follows:


o Fixed Pay (FP) is the key and primary element of compensation and reflects the value of the individual's role and function within the organization. It rewards factors that an employee brings to the organization such as skills and experience, while reflecting regional and divisional (i.e. DWS) specifics. FP levels play a significant role in ensuring competitiveness of the Advisor and its affiliates in the labor market, thus benchmarking provides a valuable input when determining FP levels.


o Variable Compensation (VC) is a discretionary compensation element that enables the Advisor and its affiliates to provide additional reward to employees for their performance and behaviors, while reflecting DWS affordability and the financial situation of Deutsche Bank AG (the "Bank") and DWS. VC aims to:



   - Recognize that every employee contributes to the DWS Group's success through the Bank component of VC (Group Component),



     - Reflect individual performance through discretionary individual VC (Individual Component), and

     - Reward outstanding contributions at the junior levels through the discretionary Recognition Award.


     Employee seniority as well as divisional and regional specifics determine which VC elements are applicable for a given employee and the conditions under which they apply. Both Group and Individual Components may be awarded in shares or other share-based instruments and other deferral arrangements.



In general, each of the Advisor and its advisory affiliates seek to offer its investment professionals competitive short-term and long-term compensation based on continuous, above average, fund performance relative to the market. This includes measurement of short and long-term performance against industry and portfolio benchmarks. To evaluate its investment professionals in light of and consistent with the compensation principles set forth above, the Advisor and its affiliates review investment performance for all accounts managed in relation to the appropriate Morningstar peer group universe with respect to a fund, iMoneyNet peer group with respect to a money market fund or relevant benchmark index(es) set forth in the governing documents with respect to each other account type. The ultimate goal of this process is to evaluate the degree to which investment professionals deliver investment performance that meets or exceeds their clients' risk and return objectives. When determining total compensation, the Advisor and its affiliates consider a number of quantitative, qualitative and other factors:


o Quantitative measures (e.g. one-, three- and five-year pre-tax returns versus the appropriate Morningstar peer group universe for a fund, or versus the appropriate iMoneyNet peer group for a money market fund or relevant benchmark index(es) set forth in the governing documents with respect to each other account type, taking risk targets into account) are utilized to measure performance.

o Qualitative measures (e.g. adherence to, as well as contributions to, the enhancement of the investment process) are included in the performance review.


o Other factors (e.g. non-investment related performance, teamwork, adherence to compliance rules, risk management and "living the values" of the Advisor and its affiliates) are included as part of a discretionary component of the review process, giving management the ability to consider additional markers of performance on a subjective basis.


CONFLICTS

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:


o Certain investments may be appropriate for a fund and also for other clients advised by the Advisor, including other client accounts managed by a fund's portfolio management team. Investment decisions for a fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of the Advisor may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results achieved for a fund may differ from the results achieved for other clients of the Advisor. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be most equitable to each client, generally utilizing a pro rata allocation methodology. In some cases, the allocation procedure could potentially have an adverse effect or positive effect on the price or amount of the securities purchased or sold by a fund. Purchase and sale orders for a fund may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to a fund and the other clients.


o To the extent that a portfolio manager has responsibilities for managing multiple client accounts, a portfolio manager will need to divide time and attention among relevant accounts. The Advisor attempts to minimize these conflicts by aligning its portfolio management teams by investment strategy and by employing similar investment models across multiple client accounts.


o In some cases, an apparent conflict may arise where the Advisor has an incentive, such as a performance-based fee, in managing one account and not with respect to other accounts it manages. The Advisor will not determine allocations based on whether it receives a performance-based fee from the client. Additionally, the Advisor has in place supervisory oversight processes to periodically monitor performance deviations for accounts with like strategies.


o The Advisor and its affiliates and the investment team of a fund may manage other mutual funds and separate accounts on a long only or a long-short basis. The simultaneous management of long and short portfolios creates potential conflicts of interest including the risk that short sale activity could adversely affect the market value of the long positions (and vice versa), the risk arising from sequential orders in long and short positions, and the risks associated with receiving opposing orders at the same time. The Advisor has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts of interest. Included in these procedures are specific guidelines developed to provide fair and equitable treatment for all clients whose accounts are managed by each fund's portfolio management team. The Advisor and the portfolio management team have established monitoring procedures, a protocol for supervisory reviews, as well as compliance oversight to ensure that potential conflicts of interest relating to this type of activity are properly addressed.



Because the Advisor is majority owned by the Bank, a multi-national financial services company, the Advisor is affiliated with a variety of entities that provide, and/or engage in commercial banking, insurance, brokerage, investment banking, financial advisory, broker-dealer activities (including sales and trading), hedge funds, real estate and private equity investing, in addition to the provision of investment management services to institutional and individual investors.

Since the Bank, its affiliates, directors, officers and employees (the "Firm") are engaged in businesses and have interests in addition to managing asset management accounts, such wide ranging activities involve real, potential or apparent conflicts of interest. These interests and activities include potential advisory, transactional and financial activities and other interests in securities and companies that may be directly or indirectly purchased or sold by the Firm for its clients' advisory accounts. The Advisor may take investment positions in securities in which other clients or related persons within the Firm have different investment positions. There may be instances in which the Advisor is purchasing or selling for its client accounts, or pursuing an outcome in the context of a workout or restructuring with respect to, securities in which the Firm is undertaking the same or differing strategy in other businesses or other client accounts. These are considerations of which advisory clients should be aware and which may cause conflicts that could be to the disadvantage of the Advisor's advisory clients, including the Fund. The Advisor has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest and, as appropriate, to report them to a fund's Board.



FOR FUNDS ADVISED BY NORTHERN TRUST INVESTMENTS, INC. (NTI)


COMPENSATION


Compensation for the index portfolio managers is based on the competitive marketplace and consists of a fixed base salary plus a variable annual cash incentive award. In addition, non-cash incentives, such as stock options or restricted stock of Northern Trust Corporation, may be awarded from time to time. The annual incentive award is discretionary and is based on a quantitative and qualitative evaluation of each portfolio manager's investment performance and contribution to his or her respective team plus the financial performance of the investment business unit and Northern Trust Corporation as a whole. The annual incentive award is not based on the amount of assets held in a fund. Moreover, no material differences exist between the compensation structure for mutual fund accounts and other types of accounts.



CONFLICTS

NTI's portfolio managers are often responsible for managing one or more funds, as well as other accounts, including separate accounts and other pooled investment vehicles. A portfolio manager may manage a separate account or other pooled investment vehicle that may have a materially higher or lower fee arrangement. The side-by-side management of these accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades. In addition, while portfolio managers generally only manage accounts with similar investment strategies, it is possible that due to varying investment restrictions among accounts that certain investments are made for some accounts and not others or conflicting investment positions are taken among accounts. The portfolio managers have a fiduciary responsibility to manage all client accounts in a fair and equitable manner. NTI seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, NTI has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, NTI has adopted policies limiting the circumstances under which cross-trades may be effected. NTI conducts periodic reviews of trades for consistency with these policies.

PART II: APPENDIX II-C - FEE RATES OF SERVICE PROVIDERS


FEES PAYABLE TO DIMA FOR INVESTMENT MANAGEMENT SERVICES.

The management fee(s) for each fund, at the annual percentage rate of daily net assets, are indicated below:



FUND NAME                                  MANAGEMENT FEE RATE
Tax-Free Income Funds
DWS California Tax-Free Income Fund        First $250 million 0.450%
                                           Next $750 million 0.420%
                                           Next $1.5 billion 0.400%
                                           Next $2.5 billion 0.380%
                                           Next $2.5 billion 0.350%
                                           Next $2.5 billion 0.330%
                                           Next $2.5 billion 0.310%
                                           Thereafter 0.300%
DWS Intermediate Tax/AMT Free Fund         0.315%
DWS Managed Municipal Bond Fund            First $250 million 0.365%
                                           Next $750 million 0.345%
                                           Next $1.5 billion 0.325%
                                           Next $2.5 billion 0.315%
                                           Next $2.5 billion 0.295%
                                           Next $2.5 billion 0.275%
                                           Next $2.5 billion 0.255%
                                           Thereafter 0.235%
DWS Massachusetts Tax-Free Fund            First $250 million 0.450%
                                           Next $750 million 0.420%
                                           Next $1.5 billion 0.400%
                                           Next $2.5 billion 0.380%
                                           Next $2.5 billion 0.350%
                                           Next $2.5 billion 0.330%
                                           Next $2.5 billion 0.310%
                                           Thereafter 0.300%
DWS New York Tax-Free Income Fund          First $250 million 0.450%
                                           Next $750 million 0.420%
                                           Next $1.5 billion 0.400%
                                           Next $2.5 billion 0.380%
                                           Next $2.5 billion 0.350%
                                           Next $2.5 billion 0.330%
                                           Next $2.5 billion 0.310%
                                           Thereafter 0.300%
DWS Short-Term Municipal Bond Fund         First $500 million 0.400%
                                           Next $500 million 0.385%
                                           Next $1.0 billion 0.370%
                                           Thereafter 0.355%
DWS Strategic High Yield Tax-Free Fund     First $300 million 0.515%
                                           Next $200 million 0.465%
                                           Next $500 million 0.440%
                                           Next $500 million 0.420%
                                           Next $500 million 0.410%
                                           Thereafter 0.400%

FUND NAME                                  MANAGEMENT FEE RATE
Taxable Fixed-Income Funds
DWS Emerging Markets Fixed Income Fund     0.590%
DWS Fixed Income Opportunities Fund        First $500 million 0.400%
                                           Next $500 million 0.385%
                                           Next $1.0 billion 0.370%
                                           Thereafter 0.355%
DWS Floating Rate Fund                     First $1.0 billion 0.650%
                                           Next $1.5 billion 0.635%
                                           Next $2.5 billion 0.610%
                                           Next $2.5 billion 0.585%
                                           Next $2.5 billion 0.560%
                                           Thereafter 0.550%
DWS Global High Income Fund                 0.40%
DWS GNMA Fund                              First $1 billion 0.315%
                                           Next $1.5 billion 0.310%
                                           Next $2.5 billion 0.300%
                                           Next $2.5 billion 0.280%
                                           Next $2.5 billion 0.260%
                                           Next $2.5 billion 0.240%
                                           Thereafter 0.220%
DWS High Conviction Global Bond Fund        0.31%
DWS High Income Fund                       First $250 million 0.480%
                                           Next $750 million 0.450%
                                           Next $1.5 billion 0.430%
                                           Next $2.5 billion 0.410%
                                           Next $2.5 billion 0.380%
                                           Next $2.5 billion 0.360%
                                           Next $2.5 billion 0.340%
                                           Thereafter 0.320%
DWS Multisector Income Fund                First $250 million 0.480%
                                           Next $750 million 0.450%
                                           Next $1.5 billion 0.430%
                                           Next $2.5 billion 0.410%
                                           Next $2.5 billion 0.380%
                                           Next $2.5 billion 0.360%
                                           Next $2.5 billion 0.340%
                                           Thereafter 0.320%
DWS Short Duration Fund                    First $1.5 billion 0.365%
                                           Next $500 million 0.340%
                                           Next $1.0 billion 0.315%
                                           Next $1.0 billion 0.300%
                                           Next $1.0 billion 0.285%
                                           Next $1.0 billion 0.270%
                                           Thereafter 0.255%
DWS Short Duration High Income Fund         0.40%

FUND NAME                                    MANAGEMENT FEE RATE
DWS Total Return Bond Fund                   First $1.5 billion 0.400%
                                             Next $1.75 billion 0.385%
                                             Next $1.75 billion 0.370%
                                             Next $2.5 billion 0.355%
                                             Next $2.5 billion 0.345%
                                             Next $2.5 billion 0.325%
                                             Thereafter 0.315%
Asset Allocation Funds
DWS Global Income Builder Fund               First $1.5 billion 0.370%
                                             Next $500 million 0.345%
                                             Next $1.5 billion 0.310%
                                             Next $2.0 billion 0.300%
                                             Next $2.0 billion 0.290%
                                             Next $2.5 billion 0.280%
                                             Next $2.5 billion 0.270%
                                             Thereafter 0.260%
DWS Multi-Asset Conservative Allocation      (a) 0.100% of the fund's
Fund                                         average daily net assets
                                             invested in affiliated
                                             exchange traded funds
                                             and affiliated and
                                             unaffiliated mutual funds;
                                             and (b) 0.550% of the
                                             Fund's average daily net
                                             assets not covered in (a)
                                             above/(1)/
DWS Multi-Asset Global Allocation Fund       (a) 0.100% of the fund's
                                             average daily net assets
                                             invested in affiliated
                                             exchange traded funds
                                             and affiliated and
                                             unaffiliated mutual funds;
                                             and (b) 0.650% of the
                                             Fund's average daily net
                                             assets not covered in (a)
                                             above/(1)/
DWS Multi-Asset Moderate Allocation Fund     (a) 0.100% of the fund's
                                             average daily net assets
                                             invested in affiliated
                                             exchange traded funds
                                             and affiliated and
                                             unaffiliated mutual funds;
                                             and (b) 0.550% of the
                                             Fund's average daily net
                                             assets not covered in (a)
                                             above/(1)/
Real Assets Funds

FUND NAME                                   MANAGEMENT FEE RATE
DWS Enhanced Commodity Strategy Fund        First $500 million 0.950%
                                            Next $500 million 0.900%
                                            Next $500 million 0.850%
                                            Next $1 billion 0.825%
                                            Next $1 billion 0.800%
                                            Thereafter 0.775%
DWS RREEF Global Infrastructure Fund        First $2.0 billion 0.900%
                                            Next $2.0 billion 0.875%
                                            Next $2.0 billion 0.825%
                                            Next $2.0 billion 0.775%
                                            Thereafter 0.750%
DWS RREEF Global Real Estate Securities     First $1.0 billion 0.700%
Fund                                        Thereafter 0.675%
DWS RREEF MLP & Energy Infrastructure       1.10%
Fund
DWS RREEF Real Assets Fund                  First $500 million 0.800%
                                            Next $1.5 billion 0.785%
                                            Thereafter 0.775%
DWS RREEF Real Estate Securities Fund       First $100 million 0.565%
                                            Next $100 million 0.465%
                                            Next $100 million 0.415%
                                            Thereafter 0.365%
U.S. Equity Funds
DWS Capital Growth Fund                     First $250 million 0.495%
                                            Next $750 million 0.465%
                                            Next $1.5 billion 0.445%
                                            Next $2.5 billion 0.425%
                                            Next $2.5 billion 0.395%
                                            Next $2.5 billion 0.375%
                                            Next $2.5 billion 0.355%
                                            Thereafter 0.335%
DWS Communications Fund                     First $100 million 1.000%
                                            Next $100 million 0.900%
                                            Next $100 million 0.850%
                                            Next $200 million 0.800%
                                            Next $500 million 0.730%
                                            Next $500 million 0.680%
                                            Thereafter 0.650%
DWS Core Equity Fund                        First $250 million 0.365%
                                            Next $750 million 0.360%
                                            Next $1.5 billion 0.355%
                                            Next $5.0 billion 0.345%
                                            Next $5.0 billion 0.335%
                                            Next $5.0 billion 0.325%
                                            Thereafter 0.300%

FUND NAME                                    MANAGEMENT FEE RATE
DWS CROCI (Reg. TM) U.S. Fund                First $1.5 billion 0.425%
                                             Next $500 million 0.400%
                                             Next $1.0 billion 0.375%
                                             Next $1.0 billion 0.350%
                                             Next $1.0 billion 0.325%
                                             Thereafter 0.300%
DWS CROCI (Reg. TM) Equity Dividend Fund     First $250 million 0.630%
                                             Next $750 million 0.600%
                                             Next $1.5 billion 0.580%
                                             Next $2.5 billion 0.560%
                                             Next $2.5 billion 0.530%
                                             Next $2.5 billion 0.520%
                                             Next $2.5 billion 0.510%
                                             Thereafter 0.500%/(2)/
DWS Health and Wellness Fund                 First $500 million 0.765%
                                             Thereafter 0.715%
DWS Large Cap Focus Growth Fund              First $1.5 billion 0.615%
                                             Next $500 million 0.565%
                                             Thereafter 0.515%
DWS Mid Cap Value Fund                       First $250 million 0.750%
                                             Next $250 million 0.720%
                                             Next $2.0 billion 0.700%
                                             Next $1.5 billion 0.680%
                                             Thereafter 0.660%/(2)/
DWS Small Cap Core Fund                      First $250 million 0.650%
                                             Next $250 million 0.620%
                                             Next $500 million 0.615%
                                             Next $4.0 billion 0.565%
                                             Next $2.5 billion 0.550%
                                             Next $2.5 billion 0.540%
                                             Next $2.5 billion 0.530%
                                             Thereafter 0.520%/(2)/
DWS Small Cap Growth Fund                    First $500 million 0.650%
                                             Next $1 billion 0.600%
                                             Next $2.5 billion 0.550%
                                             Next $2.5 billion 0.540%
                                             Next $2.5 billion 0.530%
                                             Next $2.5 billion 0.520%
                                             Thereafter 0.510%
DWS Science and Technology Fund              First $250 million 0.480%
                                             Next $750 million 0.450%
                                             Next $1.5 billion 0.430%
                                             Next $2.5 billion 0.410%
                                             Next $2.5 billion 0.380%
                                             Next $2.5 billion 0.360%
                                             Next $2.5 billion 0.340%
                                             Thereafter 0.320%
Index-Related Funds
DWS EAFE/ (Reg. TM)/ Equity Index Fund       0.250%

FUND NAME                                          MANAGEMENT FEE RATE
DWS Equity 500 Index Fund                             0.000%/(3)/
Deutsche DWS Equity 500 Index Portfolio            0.050%
DWS S&P 500 Index Fund                                0.000%/(3)/
DWS U.S. Multi-Factor Fund                         0.150%
DWS U.S. Bond Index Fund                           0.090%
International/Global Equity Funds
DWS CROCI/ (Reg. TM)/ International Fund           First $2.5 billion 0.565%
                                                   Next $2.5 billion 0.545%
                                                   Next $5.0 billion 0.525%
                                                   Next $5.0 billion 0.515%
                                                   Thereafter 0.465%
DWS CROCI/ (Reg. TM)/Sector Opportunities Fund     0.700%
DWS Emerging Markets Equity Fund                   0.700%
DWS European Equity Fund                           0.65%
DWS Global Macro Fund                              0.60%
DWS Global Small Cap Fund                          0.80%
DWS International Growth Fund                      0.62%
DWS Latin America Equity Fund                      First $400 million 1.165%
                                                   Next $400 million 1.065%
                                                   Thereafter 0.965%
DWS World Dividend Fund                            First $250 million 0.665%
                                                   Next $750 million 0.635%
                                                   Next $1.5 billion 0.615%
                                                   Next $2.5 billion 0.595%
                                                   Next $2.5 billion 0.565%
                                                   Next $2.5 billion 0.555%
                                                   Next $2.5 billion 0.545%
                                                   Thereafter 0.535%
Insurance/Annuity Funds
DWS Alternative Asset Allocation VIP                  0.200%/(4)/
DWS Bond VIP                                       First $250 million 0.390%
                                                   Next $750 million 0.365%
                                                   Thereafter 0.340%
DWS Capital Growth VIP                             First $250 million 0.390%
                                                   Next $750 million 0.365%
                                                   Thereafter 0.340%
DWS Core Equity VIP                                First $250 million 0.390%
                                                   Next $750 million 0.365%
                                                   Thereafter 0.340%
DWS CROCI (Reg. TM) International VIP              First $500 million 0.790%
                                                   Thereafter 0.640%

FUND NAME                                  MANAGEMENT FEE RATE
DWS CROCI (Reg. TM) U.S. VIP               First $250 million 0.650%
                                           Next $750 million 0.625%
                                           Next $1.5 billion 0.600%
                                           Next $2.5 billion 0.575%
                                           Next $2.5 billion 0.550%
                                           Next $2.5 billion 0.525%
                                           Next $2.5 billion 0.500%
                                           Thereafter 0.475%
DWS Equity 500 Index VIP                   First $1 billion 0.200%
                                           Next $1 billion 0.175%
                                           Thereafter 0.150%
DWS Global Equity VIP                      First $1.5 billion 0.650%
                                           Next $1.75 billion 0.635%
                                           Next $1.75 billion 0.620%
                                           Thereafter 0.605%
DWS Global Income Builder VIP              First $250 million 0.370%
                                           Next $750 million 0.345%
                                           Thereafter 0.310%
DWS Global Small Cap VIP                   0.80%
DWS Government & Agency Securities VIP     First $250 million 0.450%
                                           Next $750 million 0.430%
                                           Next $1.5 billion 0.410%
                                           Next $2.5 billion 0.400%
                                           Next $2.5 billion 0.380%
                                           Next $2.5 billion 0.360%
                                           Next $2.5 billion 0.340%
                                           Thereafter 0.320%
DWS High Income VIP                        First $250 million 0.500%
                                           Next $750 million 0.470%
                                           Next $1.5 billion 0.450%
                                           Next $2.5 billion 0.430%
                                           Next $2.5 billion 0.400%
                                           Next $2.5 billion 0.380%
                                           Next $2.5 billion 0.360%
                                           Thereafter 0.340%
DWS International Growth VIP               0.62%
DWS Government Money Market VIP            First $500 million 0.235%
                                           Next $500 million 0.220%
                                           Next $1.0 billion 0.205%
                                           Thereafter 0.190%
DWS Multisector Income VIP                 First $250 million 0.550%
                                           Next $750 million 0.520%
                                           Next $1.5 billion 0.500%
                                           Next $2.5 billion 0.480%
                                           Next $2.5 billion 0.450%
                                           Next $2.5 billion 0.430%
                                           Next $2.5 billion 0.410%
                                           Thereafter 0.390%

FUND NAME                                 MANAGEMENT FEE RATE
DWS Small Cap Index VIP                   0.350%
DWS Small Mid Cap Growth VIP              First $250 million 0.550%
                                          Next $750 million 0.525%
                                          Thereafter 0.500%
DWS Small Mid Cap Value VIP               First $250 million 0.650%
                                          Next $750 million 0.620%
                                          Next $1.5 billion 0.600%
                                          Next $2.5 billion 0.580%
                                          Next $2.5 billion 0.550%
                                          Next $2.5 billion 0.540%
                                          Next $2.5 billion 0.530%
                                          Thereafter 0.520%
Money Market Funds
Cash Account Trust - DWS Government &     First $500 million 0.120%
Agency Securities Portfolio               Next $500 million 0.100%
                                          Next $1.0 billion 0.075%
                                          Next $1.0 billion 0.060%
                                          Thereafter 0.050%/(5)/
Cash Account Trust - DWS Tax-Exempt       First $500 million 0.120%
Portfolio                                 Next $500 million 0.100%
                                          Next $1.0 billion 0.075%
                                          Next $1.0 billion 0.060%
                                          Thereafter 0.050%/(5)/
DWS Government Cash Management Fund           0.00%/(6)/
Government Cash Management Portfolio      First $3 billion 0.1200%
                                          Next $4.5 billion 0.1025%
                                          Thereafter 0.0900%
DWS Government Cash Reserves Fund             0.00%/(6)/
Institutional
DWS Government Money Market Series           0.000%/(6)/
DWS Money Market Prime Series             First $215 million 0.400%
                                          Next $335 million 0.275%
                                          Next $250 million 0.200%
                                          Next $800 million 0.150%
                                          Next $800 million 0.140%
                                          Next $800 million 0.130%
                                          Thereafter 0.120%
DWS Variable NAV Money Fund               First $1.0 billion 0.1500%
                                          Next $3.0 billion 0.1325%
                                          Thereafter 0.1200%
Investors Cash Trust - DWS Treasury       0.050%
Portfolio



(1) Shareholders of a fund also indirectly bear their pro rata share of the operating expenses, including the management fee paid to DIMA or other investment advisor, of the underlying funds in which a fund invests.

(2) The fund's management fee rate includes administrative services provided by DIMA which are necessary for the fund's operation as an open-end investment company.

(3) The fund invests substantially all its assets in Deutsche DWS Equity 500 Index Portfolio (Master Fund). DIMA receives a management fee from the Master Fund. In the event that the fund withdraws its investment in the Master Fund, DIMA would become responsible for directly managing the assets of the fund. In such event, the fund would pay DIMA a management fee at an annual rate of 0.05% or 0.15% of the daily net assets of DWS Equity 500 Index Fund or DWS S&P 500 Index Fund, respectively.



(4) The management fee paid to DIMA equals the sum of (a) 0.200% of the daily assets invested in DWS funds and (b) 1.200% of the daily assets invested in Other Assets. Shareholders of the fund also indirectly bear their pro rata share of the operating expenses, including the management fee paid to DIMA or other investment advisor, of the underlying funds in which the fund invests.



(5) The fund's management fee is computed based on the combined average daily net assets of the DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio, each a series of Cash Account Trust, and allocated among each fund based upon relative net assets. DIMA has contractually agreed to reduce its management fee for DWS Government & Agency Securities Portfolio such that after the allocation of the fee to each series of Cash Account Trust, the amount payable by DWS Government & Agency Securities Portfolio will be limited to 0.05% of its average daily net assets.

(6) The fund invests substantially all its assets in Government Cash Management Portfolio (the Master Fund). DIMA receives a management fee from the Master Fund. In the event that the fund withdraws its investment in the Master Fund, DIMA would become responsible for directly managing the assets of the fund. In such event, the fund would pay DIMA a management fee directly and for DWS Government Money Market Series the management fee rate would be as follows: (a) first $3 billion 0.1200%;
      (b) next $4.5 billion 0.1025%; and (c) thereafter 0.0900%.


FEE PAYABLE TO DIMA FOR ADMINISTRATIVE SERVICES. DWS CROCI (Reg. TM) Equity Dividend Fund and DWS Mid Cap Value Fund do not pay DIMA a separate administrative services fee. Each fund, except those noted below, pays DIMA an administrative services fee, computed daily and paid monthly, of 0.100% of a fund's average daily net assets. Deutsche DWS Equity 500 Index Portfolio and Government Cash Management Portfolio each pay DIMA an administrative services fee, computed daily and paid monthly, of 0.030% of a fund's average daily net assets.


FEES PAYABLE TO DIMA FOR FUND ACCOUNTING SERVICES. Currently, DIMA receives no fee for its services to DWS CROCI (Reg. TM) Equity Dividend Fund; however, subject to Board approval, DIMA may seek payment from the fund for fund accounting services in the future.


DIMA receives an annual fee from DWS Mid Cap Value Fund for fund accounting services equal to 0.015% of its average daily net assets.


FEE PAYABLE TO DSC FOR TRANSFER AGENCY AND SHAREHOLDER SERVICES. DSC receives an annual service fee for each account of a fund, based on the type of account. For open retail accounts, the fee is a flat fee ranging from $10.11 to $21.43 per account plus an asset-based fee of up to 0.0026% of average net assets (not applicable to fund-of-funds, money market funds, variable annuity funds and closed-end funds). For open wholesale and institutional money market funds, the fee is $19.81 per account, plus a flat fee calculated as follows: a flat fee will be paid by the DWS money market funds collectively, to be allocated pro rata among the money market funds. The fee is currently equal to approximately 0.001% of the aggregate value of the funds' total assets, but the percentage will fluctuate as money market fund assets change. 1/12th of the annual service charge for each account is charged and payable to DSC each month. A fee is charged for any account which at any time during the month had a share balance in a fund. Smaller fees are also charged for closed accounts for which information must be retained on DSC's system for up to 18 months after closing for tax reporting purposes.



Certain out-of-pocket expenses incurred by DSC, including expenses of printing and mailing routine fund documents, costs of record retention and transaction processing costs are reimbursed by a fund or are paid directly by a fund. Certain additional out-of-pocket expenses, including costs of computer hardware and software, third party record-keeping fees in excess of 0.25%, and processing of proxy statements, may only be reimbursed by a fund with the prior approval of the Board.

FEES PAYABLE TO SUBADVISORS BY DIMA FOR SUBADVISORY SERVICES.

The following sets forth information relating to subadvisory fees paid by DIMA to each of the applicable funds' Subadvisors that are not affiliated with DIMA. The subadvisory fee paid by DIMA for each of the following funds is computed daily and payable monthly, at the annual percentage rate of the daily net assets overseen by the Subadvisor, unless otherwise noted. To the extent that more than one non-affiliated Subadvisor provides services to a fund, the fee rate below reflects the aggregate fees paid by DIMA to the fund's non-affiliated Subadvisors.



FUND NAME                                   SUBADVISOR     AGGREGATE SUBADVISOR FEE RATE
Index-Related Funds
DWS EAFE (Reg. TM) Equity Index Fund        NTI            First $100 million 0.0900%
                                                           Next $400 million 0.0675%
                                                           Thereafter 0.0300%
Deutsche DWS Equity 500 Index Portfolio     NTI            First $2.0 billion 0.015%
                                                           Next $2.0 billion 0.010%
                                                           Thereafter 0.005%
DWS U.S. Bond Index Fund                    NTI            First $100 million 0.040%
                                                           Next $400 million 0.020%
                                                           Thereafter 0.010%
Insurance/Annuity Funds
DWS Equity 500 Index VIP                    NTI            First $2.0 billion 0.015%
                                                           Next $2.0 billion 0.010%
                                                           Thereafter 0.005%
DWS Small Cap Index VIP                     NTI            First $100 million 0.080%
                                                           Next $400 million 0.040%
                                                           Thereafter 0.020%

PART II: APPENDIX II-D - FINANCIAL SERVICES FIRMS' COMPENSATION

GENERAL. DDI may pay compensation to financial intermediaries in connection with the sale of fund shares as described below. In addition, financial intermediaries may receive compensation for post-sale shareholder or administrative services from DDI or directly from a fund as described below.



In addition to the discounts or commissions described herein and in the prospectus, DDI, the Advisor or its affiliates may pay or allow additional discounts, commissions or incentives, in the form of cash, to firms that sell shares of a fund (see "Financial Intermediary Support Payments" under "Part II:
Purchase and Redemption of Shares").



Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of a fund for their clients, and DDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers.


RETAIL FUNDS: CLASS A, CLASS T, CLASS C AND CLASS R SHARES


CLASS A SHARES: The fund receives the entire net asset value of all its Class A shares sold. DDI, as principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers, which discounts are uniform for all dealers in the United States and its territories. The normal discount is set forth in the sales charge tables set forth in APPENDIX II-F. Upon notice to all dealers, DDI may re-allow to dealers up to the full applicable Class A sales charge during periods and for transactions specified in such notice and such re-allowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is re-allowed, such dealers may be deemed to be underwriters as that term is defined in the 1933 Act.


DDI may at its discretion compensate investment dealers or other financial services firms in connection with the sale of Class A shares of a fund in accordance with the Large Order NAV Purchase Privilege and one of the compensation schedules up to the following amounts:



               COMPENSATION SCHEDULE #1:                             COMPENSATION SCHEDULE #2:
     RETAIL SALES AND DWS/ASCENSUS 403(B) PLAN/(1)/                  DWS RETIREMENT PLAN/(2)/
                                   AS A PERCENTAGE OF                                 AS A PERCENTAGE OF
AMOUNT OF SHARES SOLD               NET ASSET VALUE         AMOUNT OF SHARES SOLD      NET ASSET VALUE
$250,000 to $2,999,999             0.75%/(3)/                        -                        -
$250,000 to $49,999,999            0.50%/(4)/                 Over $3 million         0.00%-0.50%
$250,000 to $4,999,999             1.00%/(5)/                        -                        -
$5,000,000 to $9,999,999           0.55%/(5)(8)/                     -                        -
$1 million to $2,999,999           0.85%/(6)/                        -                        -
                                   1.00%/(7)/
$1 million to $4,999,999           1.00%/(8)/                        -                        -
$3 million to $49,999,999          0.50%/(9)/                 Over $3 million         0.00%-0.50%
$10 million to $49,999,999         0.50%/(5)(8)/                     -                        -
$50 million and greater            0.25%/(10)/                       -                        -



/(1)/ For purposes of determining the appropriate commission percentage to be applied to a particular sale under the foregoing schedule, DDI will consider the cumulative amount invested by the purchaser in a fund and other funds including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to below.

/(2)/ Compensation Schedule #2 applies to employer sponsored employee benefit plans using the OmniPlus subaccount record keeping system made available through ADP, Inc. under an alliance with DDI and its affiliates.


/(3)/ Applicable  to  the  following funds: DWS CROCI/ (Reg. TM)/ U.S. Fund, DWS
      International Growth Fund and DWS RREEF Real Assets Fund.

/(4)/ Applicable  to  the  following funds: DWS Fixed Income Opportunities Fund,
      DWS GNMA Fund, DWS Intermediate Tax/AMT Free Fund, DWS Short Duration Fund, DWS Short Duration High Income Fund, DWS Short-Term Municipal Bond Fund and DWS Strategic High Yield Tax-Free Fund.



/(5)/ Applicable  to  the  following funds: DWS California Tax-Free Income Fund,
      DWS Managed Municipal Bond Fund, DWS Massachusetts Tax-Free Fund, DWS Multisector Income Fund and DWS New York Tax-Free Income Fund.

/(6)/ Applicable  to  income  funds except those noted in footnotes (4), (5) and
      (8), and DWS U.S. Bond Index Fund.


/(7)/ Applicable to all equity funds except those in footnote (3).


/(8)/ Applicable to DWS Floating Rate Fund.



/(9)/ Applicable to all income and equity funds except for those noted in footnotes (5) and (8) and DWS U.S. Bond Index Fund.

/(10)/ Applicable  to  all  income  and  equity funds except DWS U.S. Bond Index
      Fund.


As described in the relevant prospectus(es) under the "Class A NAV Sales" sub-heading under the "Investing in the Fund(s)" section, Class A shares may be sold at net asset value without a sales charge in certain circumstances to certain professionals who assist in the promotion of DWS funds pursuant to personal services contracts with DDI, for themselves or immediate members of their families. DDI in its discretion may compensate financial services firms for sales of Class A shares under this privilege at a commission rate of 0.50% of the amount of Class A shares purchased. In addition, Class A shares of certain DWS mutual funds may participate in a no-load network, platform or self-directed brokerage account offered by a financial service firm that has entered into an agreement with DDI as further described in the relevant prospectus(es). The DWS mutual funds may collectively pay a financial service firm a one-time set-up fee of up to $25,000 to participate in such a no-load network, platform or self-directed brokerage account.



COMPENSATION FOR CLASS C SHARES. DDI currently pays firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm. Except as provided below, for sales of Class C shares, DDI advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of such shares, and, for periods after the first year, DDI pays firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm. For sales of Class C shares to employer sponsored employee benefit plans using the OmniPlus subaccount record-keeping system made available through ADP, Inc. under an alliance with DDI and its affiliates, DDI does not advance the first year distribution fee and for periods after the date of sale, DDI currently pays firms a distribution fee, payable quarterly, at an annual rate of 0.75% based on net assets as of the last business day of the month attributable to Class C shares maintained and serviced by the firm. DDI is compensated by a fund for services as distributor and principal underwriter for Class C shares.


COMPENSATION FOR CLASS R SHARES. For sales of Class R shares, DDI currently pays firms a distribution fee, payable quarterly, at an annual rate of 0.25% based on net assets attributable to Class R shares maintained and serviced by the firm.


SERVICE FEES FOR CLASS A, CLASS C AND CLASS R SHARES: With respect to Class A and Class R shares of a fund, DDI pays each firm a service fee, payable quarterly, at an annual rate of up to 0.25% of the net assets in fund accounts that it maintains and services attributable to Class A and Class R shares of a fund, commencing the month after investment for Class A shares and commencing immediately for Class R shares. With respect to Class C shares of a fund, DDI currently advances to firms the first-year service fee at a rate of up to 0.25% of the purchase price of such shares. DDI does not advance the first year service fee to firms attributable to Class C shares to employer-sponsored employee benefit plans using the OmniPlus subaccount record keeping system made available through ADP, Inc. under an alliance with DDI and its affiliates. For periods after the first year, DDI currently intends to pay firms a service fee at a rate of up to 0.25% (calculated monthly and paid quarterly) of the net assets attributable to Class C shares of a fund maintained and serviced by the firm (see "Retail Funds: Class A, Class C and Class R Shares" under "PART II:
DISTRIBUTION AND SERVICE AGREEMENTS AND PLANS").

COMPENSATION FOR CLASS T SHARES: DDI reallows to dealers the full applicable Class T front-end sales charge. In addition, DDI compensates firms for providing distribution and/or distribution related services, including shareholder services, to Class T shares by paying the firm a fee, payable quarterly, at an annual rate of 0.25% of net assets attributable to Class T shares maintained and serviced by the firm commencing immediately after investment (see "Retail Funds: Class T Shares" under "PART II: DISTRIBUTION AND SERVICE AGREEMENTS AND PLANS").



RETAIL FUNDS: INSTITUTIONAL CLASS, CLASS R6 AND CLASS S SHARES


COMPENSATION FOR INSTITUTIONAL CLASS, CLASS R6 AND CLASS S SHARES. There are no sales charges for Institutional, Class R6 and Class S shares of a fund.



MONEY MARKET FUNDS (EXCEPT DWS CASH INVESTMENT TRUST CLASS A AND CLASS C
SHARES)


DWS MONEY MARKET FUND: For DWS Money Market Fund shares, a series of DWS Money Market Prime Series, DDI may in its discretion pay compensation, in amounts not to exceed 0.50% of net asset value, to firms in connection with the sales of fund shares to employee benefit plans in excess of $3 million using the OmniPlus subaccount record-keeping system maintained by ADP, Inc. for DWS Retirement Plans under an alliance with DDI and its affiliates.


SERVICE SHARES-CASH ACCOUNT TRUST: For the Service Shares classes of the DWS Government & Agency Securities Portfolio and the DWS Tax-Exempt Portfolio of Cash Account Trust, DDI normally pays firms a fee for distribution and administrative services, payable monthly, at a maximum annual rate of up to 0.60% of average daily net assets of Service Shares held in accounts that they maintain and service.


MANAGED SHARES-CASH ACCOUNT TRUST: For the Government Cash Managed Shares class of the DWS Government & Agency Securities Portfolio of Cash Account Trust and the Tax-Exempt Cash Managed Shares class of the DWS Tax-Exempt Portfolio of Cash Account Trust, DDI normally pays firms a fee for administrative services, payable monthly, at a maximum annual rate of up to 0.15% of average daily net assets of Managed Shares held in accounts that they maintain and service.


INSTITUTIONAL SHARES-INVESTORS CASH TRUST AND INSTITUTIONAL SHARES - DEUTSCHE DWS MONEY MARKET TRUST: For the Institutional Shares class of the DWS Treasury Portfolio and DWS Variable NAV Money Fund, each a series of Investors Cash Trust. DDI normally pays firms a fee for administrative services, payable monthly, at a maximum annual rate of up to 0.05% of average daily net assets of Institutional Shares held in accounts that they maintain and service.


TAX-FREE INVESTMENT CLASS-CASH ACCOUNT TRUST AND INVESTMENT CLASS SHARES-INVESTORS CASH TRUST: For the Tax-Free Investment Class of the DWS Tax-Exempt Portfolio of Cash Account Trust and the Investment Class Shares of the DWS Treasury Portfolio of Investors Cash Trust (collectively, "Investment Class"), DDI normally pays firms a fee for distribution services, payable monthly, at a maximum annual rate of up to 0.25% of average daily net assets of shares of the Investment Class held in accounts that they maintain and service and DDI normally pays firms a fee for administrative services, payable monthly, at a maximum annual rate of up to 0.07% of average daily net assets of shares of the Investment Class held in accounts that they maintain and service.


SHAREHOLDER SERVICES PLAN FOR DWS GOVERNMENT CASH MANAGEMENT FUND - INSTITUTIONAL CLASS AND DWS GOVERNMENT CASH RESERVES FUND INSTITUTIONAL - INSTITUTIONAL CLASS: DWS Government Cash Management Fund - Institutional Class and DWS Government Cash Reserves Fund Institutional - Institutional Class, each a series and class of Deutsche DWS Money Market Trust, pursuant to a shareholder service plan, may pay financial services firms a service fee at an annual rate of up to 0.25 of 1% of the average daily net assets of shares of the applicable fund and class held in accounts that the firm maintains and services.


DEUTSCHE DWS VARIABLE SERIES I, DEUTSCHE DWS VARIABLE SERIES II AND DEUTSCHE DWS INVESTMENTS VIT FUNDS: For each fund of Deutsche DWS Variable Series I, Deutsche DWS Variable Series II and Deutsche DWS Investments VIT Funds that has authorized the issuance of Class B shares (including Class B2 shares of DWS Equity 500 Index VIP), each fund has adopted a distribution plan under Rule 12b-1 (Plan) that provides for fees for distribution and shareholder servicing activities payable through DDI to participating insurance companies as an expense of the Class B shares or Class B2 shares in an amount of up to 0.25% of the average daily net assets of Class B shares or Class B2 shares held by the insurance company.

PART II: APPENDIX II-E - FIRMS WITH WHICH DWS HAS REVENUE SHARING ARRANGEMENTS

The list of financial advisors below is as of March 31, 2018. Any additions, modifications or deletions to the list of financial advisors identified below that have occurred since March 31, 2018 are not reflected. You can ask your financial advisor if it receives revenue sharing payments from the Advisor, the Distributor and/or their affiliates.



CHANNEL: BROKER-DEALERS AND FINANCIAL ADVISORS; RETIREMENT

Advisor Group

Ameriprise

Cetera Financial Group
Citigroup Global Markets, Inc.
Commonwealth Financial Network
Deutsche Bank Group
Fidelity Brokerage Services LLC/National Financial Services LLC

Goldman Sachs & Co.

HD Vest Investment Securities, Inc.
Hooker & Holcombe Retirement Services, Inc.
Huntington Investment Company
John Hancock Distributors LLC
Ladenburg Thalmann (Securities America, Investacorp, Triad Advisors, KMS Financial Services, Securities Service Network)
LPL Financial
Meridien Financial Group
Merrill Lynch, Pierce, Fenner & Smith Inc.
Morgan Stanley Wealth Management

Northwestern Mutual Investment Services

Raymond James & Associates
Raymond James Financial Services
RBC Dain Rauscher, Inc.
Santander Securities LLC
UBS Financial Services
Voya Financial
Wells Fargo Advisors, LLC


CHANNEL: CASH PRODUCT PLATFORM

Allegheny Investments LTD

Bank of America/Merrill Lynch

BMO Capital Markets
BNY Mellon
Brown Brothers Harriman
Brown Investment Advisory & Trust Company
Cadaret Grant & Co. Inc.
Chicago Mercantile Exchange


Church Greg Adams Sec. Corp.
Citibank Global Markets


Computershare Trust Company
COR Clearing LLC
Deutsche Bank Group
Fiduciary Trust Co. - International
First Southwest Company
Goldman Sachs & Co.
Institutional Cash Distributors, LLC

J.P. Morgan Clearing Corp.
J.P. Morgan Securities LLC
Lincoln Investment Planning
LPL Financial
My Treasury
Pershing Choice Platform
Raymond James & Associates


SAMCO Capital Markets
State Street Bank & Trust Company
State Street Global Markets
Sungard Institutional Brokerage Inc.
Treasury Brokerage LLC
Union Bank
US Bancorp
Ultimus Fund Solutions LLC


Weston Securities Corp.


William Blair & Company


CHANNEL: THIRD PARTY INSURANCE PLATFORMS

Allstate Life Insurance Company
Allstate Life Insurance Company of New York
American Maturity Life Insurance Company
Ameritas Life Insurance Group
Annuity Investors Life Insurance Company
CM Life Insurance Company
Columbus Life Insurance Company
Companion Life Insurance Company
Connecticut General Life Insurance Company
EquiTrust Life Insurance Company
Farm Bureau Life Insurance Company
Farmers New World Life Insurance Company
Fidelity Security Life Insurance Company
First Allmerica Financial Life Insurance Company
First Great West Life and Annuity Company
Genworth Life Insurance Company of New York
Genworth Life and Annuity Insurance Company
Great West Life and Annuity Insurance Company
Hartford Life Insurance Company
ICMG Registered Variable Life
Integrity Life Insurance Company
John Hancock Life Insurance Co. - Manulife Insurance Co.
Kemper Investors Life Insurance Company
Lincoln Benefit Life Insurance Company
Lincoln Financial Distributors
Lincoln Financial Group
Lincoln Life & Annuity Company of New York
Lincoln National Life Insurance Company
Massachusetts Mutual Life Insurance Company
MetLife Group
Minnesota Life Insurance Company

National Life Insurance Company
National Integrity Life Insurance Company
Nationwide Life Insurance Company & Its Affiliates
New York Life Insurance and Annuity Corporation
Phoenix Life Insurance Company
Protective Life Insurance
Prudential Insurance Company of America
RiverSource Life Insurance Company
Security Benefit Life Insurance Company
Sun Life Insurance Company
Symetra Life Insurance Company
Transamerica Life Insurance Company
Union Central Life Insurance Company
United of Omaha Life Insurance Company
United Investors Life Insurance Company
Western Southern Life Assurance Company
Zurich American Life Insurance Company of New York


Any additions, modifications or deletions to the financial advisors identified above that have occurred since the date hereof are not reflected.

PART II: APPENDIX II-F - CLASS A AND CLASS T SALES CHARGE SCHEDULE


CLASS A PURCHASES. The public offering price of Class A shares for purchasers choosing an initial sales charge alternative is the net asset value plus a sales charge, as set forth below. Initial sales charges do not apply to Money Market Funds and Variable Insurance Funds, which includes Deutsche DWS Variable Series I, Deutsche DWS Variable Series II and Deutsche DWS Investments VIT Funds.


INTERNATIONAL/GLOBAL EQUITY FUNDS: DWS CROCI (Reg. TM) Sector Opportunities Fund, DWS Emerging Markets Equity Fund, DWS European Equity Fund, DWS Global Macro Fund, DWS Global Small Cap Fund, DWS CROCI (Reg. TM) International Fund, DWS Latin America Equity Fund and DWS World Dividend Fund; US EQUITY FUNDS: DWS Capital Growth Fund, DWS Communications Fund, DWS Core Equity Fund, DWS CROCI (Reg. TM) Equity Dividend Fund, DWS Health and Wellness Fund, DWS Large Cap Focus Growth Fund, DWS Mid Cap Value Fund, DWS Science and Technology Fund, DWS Small Cap Core Fund and DWS Small Cap Growth Fund; REAL ASSETS FUNDS: DWS Enhanced Commodity Strategy Fund, DWS RREEF Global Infrastructure Fund, DWS RREEF Global Real Estate Fund, DWS RREEF Real Estate Securities Fund and DWS RREEF MLP & Energy Infrastructure Fund; ASSET ALLOCATION FUNDS: DWS Global Income Builder Fund, DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Global Allocation Fund and DWS Multi-Asset Moderate Allocation Fund.



                                                                     SALES CHARGE
                                         AS A PERCENTAGE      AS A PERCENTAGE OF       ALLOWED TO DEALERS AS A
AMOUNT OF PURCHASE                     OF OFFERING PRICE*      NET ASSET VALUE**     PERCENTAGE OF OFFERING PRICE
Less than $50,000                             5.75%                  6.10%                       5.20%
$50,000 but less than $100,000                4.50%                  4.71%                       4.00%
$100,000 but less than $250,000               3.50%                  3.63%                       3.00%
$250,000 but less than $500,000               2.60%                  2.67%                       2.25%
$500,000 but less than $1 million             2.00%                  2.04%                       1.75%
$1 million and over                            .00***                 .00***                      .00****



INTERNATIONAL/GLOBAL EQUITY FUND: DWS International Growth Fund; US EQUITY
FUND: DWS CROCI (Reg. TM) U.S. Fund; REAL ASSETS FUND: DWS RREEF Real Assets
Fund:




                                                                   SALES CHARGE
                                       AS A PERCENTAGE      AS A PERCENTAGE OF       ALLOWED TO DEALERS AS A
AMOUNT OF PURCHASE                   OF OFFERING PRICE*      NET ASSET VALUE**     PERCENTAGE OF OFFERING PRICE
Less than $50,000                           5.75%                  6.10%                       5.20%
$50,000 but less than $100,000              4.50%                  4.71%                       4.00%
$100,000 but less than $250,000             3.50%                  3.63%                       3.00%
$250,000 and over                            .00***                 .00***                      .00****




TAXABLE FIXED-INCOME FUNDS: DWS Emerging Markets Fixed Income Fund, DWS Global High Income Fund, DWS High Conviction Global Bond Fund, DWS High Income Fund and DWS Total Return Bond Fund; INDEX-RELATED FUND: DWS S&P 500 Index Fund:



                                                                     SALES CHARGE
                                         AS A PERCENTAGE      AS A PERCENTAGE OF       ALLOWED TO DEALERS AS A
AMOUNT OF PURCHASE                     OF OFFERING PRICE*      NET ASSET VALUE**     PERCENTAGE OF OFFERING PRICE
Less than $100,000                            4.50%                  4.71%                       4.00%
$100,000 but less than $250,000               3.50%                  3.63%                       3.00%
$250,000 but less than $500,000               2.60%                  2.67%                       2.25%
$500,000 but less than $1 million             2.00%                  2.04%                       1.75%
$1 million and over                           0.00***                0.00***                     0.00****

INDEX-RELATED FUND: DWS U.S. Bond Index Fund:



                                                                     SALES CHARGE
                                         AS A PERCENTAGE      AS A PERCENTAGE OF       ALLOWED TO DEALERS AS A
AMOUNT OF PURCHASE                     OF OFFERING PRICE*      NET ASSET VALUE**     PERCENTAGE OF OFFERING PRICE
Less than $100,000                            2.75%                  2.83%                       2.25%
$100,000 but less than $250,000               2.50%                  2.56%                       2.00%
$250,000 but less than $500,000               2.00%                  2.04%                       1.75%
$500,000 but less than $1 million             1.50%                  1.52%                       1.25%
$1 million and over                           0.00***                0.00***                     0.00****



TAX-FREE INCOME FUNDS: DWS California Tax-Free Income Fund, DWS Intermediate Tax/AMT Free Fund, DWS Managed Municipal Bond Fund, DWS Massachusetts Tax-Free Fund, DWS New York Tax-Free Income Fund and DWS Strategic High Yield Tax-Free Fund; TAXABLE FIXED-INCOME FUNDS: DWS Fixed Income Opportunities Fund, DWS GNMA Fund, DWS Multisector Income Fund, DWS Short Duration Fund and DWS Short Duration High Income Fund:



                                                                   SALES CHARGE
                                       AS A PERCENTAGE      AS A PERCENTAGE OF       ALLOWED TO DEALERS AS A
AMOUNT OF PURCHASE                   OF OFFERING PRICE*      NET ASSET VALUE**     PERCENTAGE OF OFFERING PRICE
Less than $100,000                          2.75%                  2.83%                       2.25%
$100,000 but less than $250,000             2.50%                  2.56%                       2.00%
$250,000 and over                           0.00***                0.00***                     0.00****



TAXABLE FIXED-INCOME FUNDS: DWS Floating Rate Fund:



                                                                     SALES CHARGE
                                         AS A PERCENTAGE      AS A PERCENTAGE OF       ALLOWED TO DEALERS AS A
AMOUNT OF PURCHASE                     OF OFFERING PRICE*      NET ASSET VALUE**     PERCENTAGE OF OFFERING PRICE
Less than $100,000                            2.75%                  2.83%                       2.25%
$100,000 but less than $250,000               2.25%                  2.30%                       1.75%
$250,000 but less than $500,000               1.25%                  1.27%                       1.00%
$500,000 but less than $1 million             1.00%                  1.01%                       1.00%
$1 million and over                           0.00***                0.00***                     0.00****



TAX-FREE INCOME FUND: DWS Short-Term Municipal Bond Fund:



                                                                   SALES CHARGE
                                       AS A PERCENTAGE      AS A PERCENTAGE OF       ALLOWED TO DEALERS AS A
AMOUNT OF PURCHASE                   OF OFFERING PRICE*      NET ASSET VALUE**     PERCENTAGE OF OFFERING PRICE
Less than $100,000                          2.00%                  2.04%                       1.50%
$100,000 but less than $250,000             1.75%                  1.78%                       1.25%
$250,000 and over                           0.00***                0.00***                     0.00****


*     The offering price includes the sales charge.
**    Rounded to the nearest one-hundredth percent.
*** Redemption of shares may be subject to a contingent deferred sales charge.
****  Commission is payable by DDI.

CLASS T PURCHASES. The public offering price of Class T shares for purchasers choosing an initial sales charge alternative is the net asset value plus a sales charge, as set forth below.


                                                                       SALES CHARGE
                                           AS A PERCENTAGE        AS A PERCENTAGE OF       ALLOWED TO DEALERS AS A
AMOUNT OF PURCHASE                     OF OFFERING PRICE/1,2/     NET ASSET VALUE/3/     PERCENTAGE OF OFFERING PRICE
Less than $250,000                               2.50%                    2.56%                      2.50%
$250,000 but less than $500,000                  2.00%                    2.04%                      2.00%
$500,000 but less than $1,000,000                1.50%                    1.52%                      1.50%
$1,000,000 and over                              1.00%                    1.01%                      1.00%


1  The offering price includes the sales charge.
2 Subsequent purchases cannot be aggregated with prior purchases to qualify for reduced sales charge.
3  Rounded to the nearest one-hundredth percent.

PART II: APPENDIX II-G - INVESTMENTS, PRACTICES AND TECHNIQUES, AND RISKS

ADJUSTABLE RATE SECURITIES. The interest rates paid on the adjustable rate securities in which a fund invests generally are readjusted at periodic intervals, usually by reference to a predetermined interest rate index. Adjustable rate securities include US Government securities and securities of other issuers. Some adjustable rate securities are backed by pools of mortgage loans. There are three main categories of interest rate indices: those based on US Treasury securities, those derived from a calculated measure such as a cost of funds index and those based on a moving average of mortgage rates. Commonly used indices include the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate (LIBOR), the prime rate of a specific bank or commercial paper rates. As with fixed-rates securities, changes in market interest rates and changes in the issuer's creditworthiness may affect the value of adjustable rate securities.


Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (Cost of Funds Index), tend to lag behind changes in market rate levels and tend to be somewhat less volatile. To the extent that the Cost of Funds index may reflect interest changes on a more delayed basis than other indices, in a period of rising interest rates, any increase may produce a higher yield later than would be produced by such other indices, and in a period of declining interest rates, the Cost of Funds index may remain higher for a longer period of time than other market interest rates, which may result in a higher level of principal prepayments on adjustable rate securities which adjust in accordance with the Cost of Funds index than adjustable rate securities which adjust in accordance with other indices. In addition, dislocations in the member institutions of the 11th District Federal Home Loan Bank in recent years have caused and may continue to cause the Cost of Funds index to change for reasons unrelated to changes in general interest rate levels. Furthermore, any movement in the Cost of Funds index as compared to other indices based upon specific interest rates may be affected by changes in the method used to calculate the Cost of Funds index.


If prepayments of principal are made on the securities during periods of rising interest rates, a fund generally will be able to reinvest such amounts in securities with a higher current rate of return. However, a fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate securities held as investments by a fund to exceed the maximum allowable annual or lifetime reset limits (cap rates) for a particular adjustable rate security. Also, a fund's net asset value could vary to the extent that current yields on adjustable rate securities are different than market yields during interim periods between coupon reset dates.


During periods of declining interest rates, the coupon rates may readjust downward, resulting in lower yields to a fund. Further, because of this feature, the value of adjustable rate securities is unlikely to rise during periods of declining interest rates to the same extent as fixed-rate instruments. Interest rate declines may result in accelerated prepayment of adjustable rate securities, and the proceeds from such prepayments must be reinvested at lower prevailing interest rates.


ADVANCE REFUNDED BONDS. A fund may purchase municipal securities that are subsequently refunded by the issuance and delivery of a new issue of bonds prior to the date on which the outstanding issue of bonds can be redeemed or paid. The proceeds from the new issue of bonds are typically placed in an escrow fund consisting of US Government obligations that are used to pay the interest, principal and call premium on the issue being refunded. A fund may also purchase municipal securities that have been refunded prior to purchase.


ASSET-BACKED SECURITIES. A fund may invest in securities generally referred to as asset-backed securities. Asset-backed securities are securities that directly or indirectly represent interests in, or are secured by and payable from, an underlying pool of assets such as (but not limited to) first lien mortgages, motor vehicle installment sale contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property, and receivables from revolving credit (i.e., credit card) agreements and trade receivables. Such assets are securitized through the use of trusts and special purpose corporations. Asset-backed securities may provide periodic payments that consist of interest and/or principal payments. Consequently, the life of an asset-backed security varies with the prepayment and loss experience of the underlying assets. Payments of principal and interest may be dependent upon the cash flow generated by the underlying assets backing the securities and, in certain cases, may be supported by some form of credit enhancement (for more information, see Credit Enhancement). The degree of credit enhancement provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit enhancement could adversely affect the return on an investment in such a security. The value of the securities also may change because of changes in interest rates or changes in the market's perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Additionally, since the deterioration of worldwide economic and liquidity conditions that became acute in 2008, asset-backed securities have been subject to greater liquidity risk. Asset-backed securities are ultimately dependent upon payment of loans and receivables by individuals, businesses and other borrowers, and a fund generally has no recourse against the entity that originated the loans.


Because asset-backed securities may not have the benefit of a security interest in the underlying assets, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. For example, credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to avoid payment of certain amounts owed on the credit cards, thereby reducing the balance due. Furthermore, most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.


The yield characteristics of the asset-backed securities in which a fund may invest differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying assets generally may be prepaid at any time. As a result, if a fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. Conversely, if a fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, the yield on these securities. Because prepayment of principal generally occurs during a period of declining interest rates, a fund may generally have to reinvest the proceeds of such prepayments at lower interest rates. Therefore, asset-backed securities may have less potential for capital appreciation in periods of falling interest rates than other income-bearing securities of comparable maturity.


Other Asset-Backed Securities. The securitization techniques used to develop mortgage-backed securities are now being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are being securitized in pass-through structures similar to mortgage pass-through structures or in a structure similar to the CMO structure. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.


Several types of asset-backed securities have already been offered to investors, including Certificates of Automobile Receivables/SM/ (CARS/SM/). CARS/SM/ represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS/SM/ are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS/SM/ may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

A fund may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of residual cash flow resulting from a particular issue of asset-backed securities will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act may be subject to certain restrictions on transferability. In addition, there may be no liquid market for such securities.


The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require a fund to dispose of any then-existing holdings of such securities.


ASSET-INDEXED SECURITIES. A fund may purchase asset-indexed securities which are debt securities usually issued by companies in precious metals related businesses such as mining, the principal amount, redemption terms, or interest rates of which are related to the market price of a specified precious metal. Market prices of asset-indexed securities will relate primarily to changes in the market prices of the precious metals to which the securities are indexed rather than to changes in market rates of interest. However, there may not be a perfect correlation between the price movements of the asset-indexed securities and the underlying precious metals. Asset-indexed securities typically bear interest or pay dividends at below market rates (and in certain cases at nominal rates). The purchase of asset-indexed securities also exposes a fund to the credit risk of the issuer of the asset-indexed securities.


ASSET SEGREGATION. Certain investment transactions expose a fund to an obligation to make future payments to third parties. Examples of these types of transactions, include, but are not limited to, reverse repurchase agreements, short sales, dollar rolls, when-issued, delayed-delivery or forward commitment transactions and certain derivatives such as swaps, futures, forwards, and options. To the extent that a fund engages in such transactions, a fund will (to the extent required by applicable law) either: (1) segregate cash or liquid assets in the prescribed amount; or (2) otherwise "cover" its future obligations under the transaction, such as by holding an offsetting investment. If a fund segregates sufficient cash or other liquid assets or otherwise "covers" its obligations under such transactions, a fund will not consider the transactions to be borrowings for purposes of its investment restrictions or "senior securities" under the 1940 Act, and therefore, such transactions will not be subject to the 300% asset coverage requirement under the 1940 Act otherwise applicable to borrowings by a fund.


In some cases (e.g., with respect to futures and forwards that are contractually required to "cash-settle"), a fund will segregate cash or other liquid assets with respect to the amount of the daily net (marked-to-market) obligation arising from the transaction, rather than the notional amount of the underlying contract. By segregating assets in an amount equal to the net obligation rather than the notional amount, a fund will have the ability to employ leverage to a greater extent than if it set aside cash or other liquid assets equal to the notional amount of the contract, which may increase the risk associated with such transactions.


A fund may utilize methods of segregating assets or otherwise "covering" transactions that are currently or in the future permitted under the 1940 Act, the rules and regulations thereunder, or orders issued by the SEC thereunder and, to the extent deemed appropriate by a fund, interpretations and guidance provided by the SEC staff.


Assets used as segregation or "cover" cannot be sold while the position in the corresponding transaction is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a fund's assets for segregation and "cover" purposes could impede portfolio management or a fund's ability to meet redemption requests or other current obligations.


Segregating assets or otherwise "covering" for these purposes does not necessarily limit the percentage of the assets of a fund that may be at risk with respect to certain derivative transactions.

AUCTION RATE SECURITIES. Auction rate securities in which certain municipal funds may invest consist of auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies that invest primarily in municipal securities. Provided that the auction mechanism is successful, auction rate securities normally permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by a "Dutch" auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. If an auction fails, the dividend rate of the securities rate adjusts to a maximum rate, specified in the issuer's offering documents and, in the case of closed-end funds, relevant charter documents. Security holders that submit sell orders in a failed auction may not be able to sell any or all of the shares for which they have submitted sell orders. Security holders may sell their shares at the next scheduled auction, subject to the same risk that the subsequent auction will not attract sufficient demand for a successful auction to occur. Broker-dealers may also try to facilitate secondary trading in the auction rate securities, although such secondary trading may be limited and may only be available for shareholders willing to sell at a discount. Since February 2008, many municipal issuers and closed-end funds have experienced, and continue to experience, failed auctions of their auction rate securities. Repeated auction failures have significantly affected the liquidity of auction rate securities, shareholders of such securities have generally continued to receive dividends at the above-mentioned maximum rate. There is no assurance that auctions will resume or that any market will develop for auction rate securities. Valuation of such securities are highly speculative. Dividends on auction rate preferred securities issued by a closed-end fund may be reported, generally on Form 1099, as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by a fund on the securities in its portfolio and distributed to holders of the preferred securities, provided that the preferred securities are treated as equity securities for federal income tax purposes, and the closed-end fund complies with certain requirements under the Code. A fund's investments in auction rate preferred securities of closed-end funds are subject to limitations on investments in other US registered investment companies, which limitations are prescribed by the 1940 Act.


BANK LOANS. Bank loans are typically senior debt obligations of borrowers (issuers) and, as such, are considered to hold a senior position in the capital structure of the borrower. These may include loans that hold the most senior position, that hold an equal ranking with other senior debt, or loans that are, in the judgment of the Advisor, in the category of senior debt of the borrower. This capital structure position generally gives the holders of these loans a priority claim on some or all of the borrower's assets in the event of a default. In most cases, these loans are either partially or fully collateralized by the assets of a corporation, partnership, limited liability company or other business entity, or by cash flow that the Advisor believes at the time of acquisition is sufficient to service the loan. These loans are often issued in connection with recapitalizations, acquisitions, leveraged buy-outs and refinancings. Moody's and Standard & Poor's may rate bank loans higher than high yield bonds of the same issuer to reflect their more senior position. A fund may invest in both fixed- and floating-rate loans.


Bank loans may include restrictive covenants which must be maintained by the borrower. Such covenants, in addition to the timely payment of interest and principal, may include mandatory prepayment provisions arising from free cash flow, restrictions on dividend payments and usually state that a borrower must maintain specific minimum financial ratios as well as establishing limits on total debt. A breach of covenant, which is not waived by the agent, is normally an event of acceleration, i.e., the agent has the right to call the outstanding bank loan. In addition, loan covenants may include mandatory prepayment provisions stemming from free cash flow. Free cash flow is cash that is in excess of capital expenditures plus debt service requirements of principal and interest. Such mandatory prepayments typically provide that all or a portion of free cash flow be applied to prepay the bank loan in the order of maturity described in the loan documents.


When a fund has an interest in certain types of bank loans, a fund may have an obligation to make additional loans upon demand by the borrower. These commitments may have the effect of requiring a fund to increase its investment in a borrower at a time when it would not otherwise have done so. A fund intends to reserve against such contingent obligations by segregating sufficient assets in high quality short-term liquid investments or borrowing to cover such obligations.

In a typical interest in a bank loan, the agent administers the loan and has the right to monitor the collateral. The agent is also required to segregate the principal and interest payments received from the borrower and to hold these payments for the benefit of the lenders. A fund normally looks to the agent to collect and distribute principal of and interest on a bank loan. Furthermore, a fund looks to the agent to use normal credit remedies, such as to foreclose on collateral; monitor credit loan covenants; and notify the lenders of any adverse changes in the borrower's financial condition or declarations of insolvency. In the event of a default by the borrower, it is possible, though unlikely, that a fund could receive a portion of the borrower's collateral. If a fund receives collateral other than cash, such collateral will be liquidated and the cash received from such liquidation will be available for investment as part of a fund's portfolio. At times a fund may also negotiate with the agent regarding the agent's exercise of credit remedies under a bank loan. The agent is compensated for these services by the borrower as is set forth in the loan agreement. Such compensation may take the form of a fee or other amount paid upon the making of the bank loan and/or an ongoing fee or other amount.


The loan agreement in connection with bank loans sets forth the standard of care to be exercised by the agents on behalf of the lenders and usually provides for the termination of the agent's agency status in the event that it fails to act properly, becomes insolvent, enters FDIC receivership, or if not FDIC insured, enters into bankruptcy or if the agent resigns. In the event an agent is unable to perform its obligations as agent, another lender would generally serve in that capacity.


Under a bank loan, the borrower generally must pledge as collateral assets which may include one or more of the following: cash; accounts receivable; inventory; property, plant and equipment; common and preferred stock in its subsidiaries; trademarks, copyrights, patent rights; and franchise value. A fund may also receive guarantees as a form of collateral. In some instances, a bank loan may be secured only by stock in a borrower or its affiliates. A fund may also invest in bank loans not secured by any collateral. The market value of the assets serving as collateral, at the time of investment, in the opinion of the Advisor, sufficiently collateralize the principal amount of the bank loan. The valuations of these assets may be performed by an independent appraisal. If the agent becomes aware that the value of the collateral has declined, the agent may take action as it deems necessary for the protection of its own interests and the interests of the other lenders, including, for example, giving the borrower an opportunity to provide additional collateral or accelerating the loan. There is no assurance, however, that the borrower would provide additional collateral or that the liquidation of the existing collateral would satisfy the borrower's obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated.


Loan agreements frequently require the borrower to make full or partial prepayment of a loan when the borrower engages in asset sales or a securities issuance. Prepayments on bank loans may also be made by the borrower at its election. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a bank loan to be shorter than its stated maturity. This should, however, allow a fund to reinvest in a new loan and recognize as income any unamortized loan fees. This may result in a new facility fee payable to a fund. Because interest rates paid on bank loans periodically fluctuate with the market, it is expected that the prepayment and a subsequent purchase of a new bank loan by a fund will not have a material adverse impact on the yield of the portfolio. A fund may hold bank loans to maturity unless it has become necessary to adjust a fund's portfolio in accordance with the Advisor's view of current or expected economic or specific industry or borrower conditions.


A fund may be required to pay and may receive various fees and commissions in the process of purchasing, selling and holding bank loans. The fee may include any, or a combination of, the following elements: arrangement fees, non-use fees, facility fees, letter of credit fees and ticking fees. Arrangement fees are paid at the commencement of a loan as compensation for the initiation of the transaction. A non-use fee is paid based upon the amount committed but not used under the loan. Facility fees are on-going annual fees paid in connection with a loan. Letter of credit fees are paid if a loan involves a letter of credit. Ticking fees are negotiated at the time of transaction, and are paid from the initial commitment indication until loan closing.


If legislation or state or federal regulators impose additional requirements or restrictions on the ability of financial institutions to make loans that are considered highly leveraged transactions, the availability of bank loans for investment by a fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain borrowers. This would increase the risk of default. If legislation or federal or state regulators require financial institutions to dispose of bank loans that are considered highly leveraged transactions or subject such bank loans to increased regulatory scrutiny, financial institutions may determine to sell such bank loans. Such sales by affected financial institutions may not be at desirable prices, in the opinion of the Advisor. If a fund attempts to sell a bank loan at a time when a financial institution is engaging in such a sale, the price a fund could get for the bank loan may be adversely affected.


Affiliates of the Advisor may participate in the primary and secondary market for bank loans. Because of limitations imposed by applicable law, the presence of the Advisor's affiliates in the bank loan market may restrict a fund's ability to acquire some bank loans, or affect the timing or price of such acquisitions. The Advisor does not believe that this will materially affect a fund's ability to achieve its investment objective. Also, because the Advisor may wish to invest in the publicly traded securities of a borrower, it may not have access to material non-public information regarding the borrower to which other lenders have access.


Senior loans may not be considered "securities," and purchasers, such as a fund, therefore may not be entitled to rely on the anti-fraud and misrepresentation protections of the federal securities laws.


Loan Participations and Assignments. A fund's investments in bank loans are expected in most instances to be in the form of participations in bank loans (Participations) and assignments of portions of bank loans (Assignments) from third parties. Large loans to corporations or governments may be shared or syndicated among several lenders, usually banks. A fund may participate in such syndicates, or can buy part of a loan, becoming a direct lender.


When a fund buys an Assignment, it is essentially becoming a party to the bank agreement. The vast majority of all trades are Assignments and would therefore generally represent the preponderance of bank loans held by a fund. When a fund is a purchaser of an Assignment, it typically succeeds to all the rights and obligations under the loan agreement of the assigning lender and becomes a lender under the loan agreement with the same rights and obligations as the assigning lender. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a fund as the purchaser of an Assignment may differ from, and may be more limited than, those held by the assigning lender.


In certain cases, a fund may buy bank loans on a participation basis, if for example, a fund did not want to become party to the bank agreement. With respect to any given bank loan, the rights of a fund when it acquires a Participation may be more limited than the rights of the original lenders or of investors who acquire an Assignment. Participations typically will result in a fund having a contractual relationship only with the lender and not with the borrower. A fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the bank loan, nor any rights of set-off against the borrower, and a fund may not directly benefit from any collateral supporting the bank loan in which it has purchased the Participation. As a result, a fund will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.


In the case of loan Participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the Participation does not shift to a fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in some circumstances, to treat both the lending bank or other lending institution and the borrower as issuers for purposes of a fund's investment policies. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

A fund may pay a fee or forego a portion of interest payments to the lender selling a Participation or Assignment under the terms of such Participation or Assignment. In the case of loans administered by a bank or other financial institution that acts as agent for all holders, if assets held by the agent for the benefit of a purchaser are determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan Participation and could suffer a loss of principal or interest.


Participations and Assignments involve credit risk, interest rate risk, and liquidity risk, as well as the potential liability associated with being a lender. If a fund purchases a Participation, it may only be able to enforce its rights through the participating lender, and may assume the credit risk of both the lender and the borrower. Investments in loans through direct Assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, a fund could benefit from becoming part owner of any collateral, however, a fund would bear the costs and liabilities associated with owning and disposing of the collateral.


A fund may have difficulty disposing of Assignments and Participations. Because no liquid market for these obligations typically exists, a fund anticipates that these obligations could be sold only to a limited number of institutional investors. The lack of a liquid secondary market will have an adverse effect on a fund's ability to dispose of particular Assignments or Participations when necessary to meet a fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations may also make it more difficult for a fund to assign a value to those securities for purposes of valuing a fund's portfolio and calculating its net asset value.


BORROWING. Under the 1940 Act, a fund is required to maintain continuous asset coverage of 300% with respect to permitted borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidation of a fund's holdings may be disadvantageous from an investment standpoint.


BRADY BONDS. Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former US Secretary of the Treasury, Nicholas F. Brady (Brady Plan). Brady Bonds may be collateralized or uncollateralized and are issued in various currencies (but primarily the dollar). Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by US Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the residual risk). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds, with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.


CASH MANAGEMENT VEHICLES. A fund may have cash balances that have not been invested in portfolio securities (Uninvested Cash). Uninvested Cash may result from a variety of sources, including dividends or interest received from portfolio securities, unsettled securities transactions, reserves held for investment strategy purposes, assets to cover a fund's open futures and other derivatives positions, scheduled maturity of investments, liquidation of investment securities to meet anticipated redemptions and dividend payments, and new cash received from investors. Uninvested Cash may be invested directly in money market instruments or other short-term debt obligations. A fund may use Uninvested Cash to purchase shares of affiliated money market funds for which the Advisor may act as investment advisor now or in the future. Such affiliated money market funds will operate in accordance with Rule 2a-7 under the 1940 Act and will seek to maintain a stable net asset value (NAV) or will maintain a floating NAV. A fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. The affiliated money market funds in which a fund may invest are registered under the 1940 Act or are excluded from the definition of "investment company" under
Section 3(c)(1) or 3(c)(7) of the 1940 Act. Investments in such affiliated money market funds may exceed the limits of Section 12(d)(1)(A) of the 1940 Act.

COMMERCIAL PAPER. A fund may invest in commercial paper issued by major corporations under the Securities Act in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. A fund also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act (Section 4(2) paper). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as a fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like a fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity.


COMMODITY POOL OPERATOR EXCLUSION. The Advisor currently intends to operate the fund (unless otherwise noted) in compliance with the requirements of Rule 4.5 of the Commodity Futures Trading Commission (CFTC). As a result, a fund is not deemed to be a "commodity pool" under the Commodity Exchange Act (CEA) and will be limited in its ability to use futures and options on futures or commodities or engage in swap transactions for other than bona fide hedging purposes. Provided a fund operates within the limits of Rule 4.5 of the CFTC, a fund will be excluded from registration with and regulation under the CEA and the Advisor will not be deemed to be a "commodity pool operator" with respect to the operations of a fund. If a fund were no longer able to claim the exclusion, the fund and the Advisor would be subject to regulation under the CEA.



COMMODITY POOL OPERATOR REGULATION. DWS Enhanced Commodity Strategy Fund and DWS RREEF Real Assets Fund are unable to rely on the exclusion from CFTC Rule
4.5 and therefore will be subjected to regulation under the CEA and CFTC rules as a commodity pool. The Advisor is currently registered with the National Futures Association as a "commodity pool operator" and a "commodity trading advisor" and the Advisor will act as such with respect to the operation of a fund. As a result, the Advisor and the fund are subject to dual regulation by the CFTC and the SEC. The CFTC recently adopted regulations that seek to "harmonize" CFTC regulations with overlapping SEC regulations. Pursuant to the CFTC harmonization regulations, the Advisor and the fund may elect to meet the requirements of certain CFTC regulations by complying with specific SEC rules and regulations relating to disclosure and reporting requirements. The CFTC could deem the fund or the Advisor in violation of an applicable CFTC regulation if the fund or the Advisor failed to comply with a related SEC regulatory requirement under the CFTC harmonization regulations. The fund and the Advisor will remain subject to certain CFTC-mandated disclosure, reporting and recordkeeping regulations even if they elect substitute compliance under the CFTC harmonization regulations. Compliance with the CFTC regulations could increase the fund's expenses, adversely affecting investment returns. Investors in a fund and their financial advisers should consider whether a fund's status as a "commodity pool" impacts their operations or status under the CEA in deciding whether to invest in a fund.



COMMON STOCK. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, a fund may participate in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Despite the risk of price volatility, however, common stocks have historically offered a greater potential for long-term gain on investment, compared to other classes of financial assets, such as bonds or cash equivalents, although there can be no assurance that this will be true in the future.


CONVERTIBLE SECURITIES. A fund may invest in convertible securities; that is, bonds, notes, debentures, preferred stocks and other securities that are convertible (by the holder or by the issuer) into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.


The convertible securities in which a fund may invest include fixed-income or zero coupon debt securities, which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, a fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party, which may have an adverse effect on a fund's ability to achieve its investment objectives. Convertible securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market values of convertible securities tend to decline as interest rates increase and, conversely, tend to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market values of convertible securities typically change as the market values of the underlying common stocks change, and, therefore, also tend to follow movements in the general market for equity securities. A unique feature of convertible securities is that, as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.


As debt securities, convertible securities are investments that provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.


Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations.


Convertible securities are generally subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes (LYONs).



Contingent convertible securities (CoCos). A contingent convertible security, or CoCo, is a type of convertible security typically issued by a non-U.S. bank that, upon the occurrence of a specified trigger event, may be (i) convertible into equity securities of the issuer at a predetermined share price; or (ii) written down in liquidation value. Trigger events are identified in the documents that govern the CoCo and may include a decline in the issuer's capital below a specified threshold level, an increase in the issuer's risk weighted assets, the share price of the issuer falling to a particular level for a certain period of time and certain regulatory events, such as a change in regulatory capital requirements. CoCos are designed to behave like bonds in times of economic health yet absorb losses when the trigger event occurs. CoCos are generally considered speculative and the prices of CoCos may be volatile.


With respect to CoCos that provide for conversion of the CoCo into common shares of the issuer in the event of a trigger event, the conversion would deepen the subordination of the investor, creating a greater risk of loss in the event of bankruptcy. In addition, because the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all). With respect to CoCos that provide for the write down in liquidation value of the CoCo in the event of a trigger event, it is possible that the liquidation value of the CoCo may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer's capital levels below a specified threshold, the liquidation value of the CoCo may be reduced in whole or in part. The write-down of the CoCo's par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the CoCo is based on par value. Coupon payments on CoCos may be discretionary and may be cancelled by the issuer for any reason or may be subject to approval by the issuer's regulator and may be suspended in the event there are insufficient distributable reserves.

CREDIT ENHANCEMENT. Mortgage-backed securities and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failure by obligors on underlying assets to make payments, such securities may contain elements of credit enhancement. Such credit enhancement falls into two categories: (1) liquidity protection and (2) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties; through various means of structuring the transaction; or through a combination of such approaches. A fund may pay any additional fees for such credit enhancement, although the existence of credit enhancement may increase the price of a security.


The ratings of mortgage-backed securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.


Examples of credit enhancement arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit enhancement provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such a security.


Certain of a fund's other investments may be credit-enhanced by a guaranty, letter of credit, or insurance from a third party. Any bankruptcy, receivership, default, or change in the credit quality of the third party providing the credit enhancement may adversely affect the quality and marketability of the underlying security and could cause losses to a fund and affect a fund's share price.


CURRENCY STRATEGIES. In addition to a fund's main investment strategy, certain funds seek to enhance returns by employing proprietary quantitative, rules-based methodology currency strategies using derivatives (contracts whose value are based on, for example, indices, currencies or securities), in particular forward currency contracts. These currency strategies are long/short rules-based strategies that offer a core approach to currency investing by investing across a diversified pool of developed and emerging market currencies. There are three strategies:

     CARRY STRATEGY: Carry trades are widely known in currency markets. In a carry trade low interest rate currencies are systematically sold and high interest rate currencies are systematically bought. Such a strategy seeks to exploit what academics call "forward-rate bias" or the "forward premium puzzle," that is, circumstances where the forward rate is not an unbiased estimate of the future spot. Positive returns may occur when an investor's gain from interest rate differentials between the high yielding and low yielding jurisdictions exceed any losses from currency rate movements between the relevant currencies.

     MOMENTUM STRATEGY: This strategy is based on the observation that many exchange rates have followed multi-year trends. A strategy that follows a multi-year trend may make positive returns over time. The segmentation of currency market participants, with some acting quickly on news while others respond more slowly is one reason why, in some circumstances, trends may emerge and can be protracted.

     VALUATION STRATEGY: This strategy is based on the observation that in the long-term, currencies have tended to move toward their "fair value." The goal of the valuation strategy is to seek a profit for the fund by systematically buying "undervalued" currencies and selling "overvalued" currencies in the medium-term. The success of the currency strategies depends, in part, on the effectiveness and implementation of portfolio management's proprietary models. If portfolio management's analysis proves to be incorrect, losses to the fund may be significant and may substantially exceed the intended level of market exposure for the currency strategies. As part of the currency strategies, a fund will be exposed to the risks of non-US currency markets. Foreign currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the US or abroad. As a result, the fund's exposure to foreign currencies could cause lower returns or even losses to the fund. Although portfolio management seeks to limit these risks through the aggregation of various long and short positions, there can be no assurance that it will be able to do so.


CUSTODIAL RECEIPTS. Custodial receipts are interests in separately traded interest and principal component parts of US Government securities that are issued by banks or brokerage firms and are created by depositing US Government securities into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Custodial receipts include Treasury Receipts (TRs), Treasury Investment Growth Receipts (TIGRs), and Certificates of Accrual on Treasury Securities (CATS). TIGRs and CATS are interests in private proprietary accounts while TRs and STRIPS are interests in accounts sponsored by the US Treasury. Receipts are sold as zero coupon securities (see Zero Coupon Securities). A fund may acquire US Government securities and their unmatured interest coupons that have been separated (stripped) by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the US Government securities, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including TIGRs and CATS. The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying US Treasury bonds and notes themselves are generally held in book-entry form at a Federal Reserve Bank. Counsel to the underwriters of these certificates or other evidences of ownership of US Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying US Government securities for federal tax and securities purposes. In the case of CATS and TIGRs, the Internal Revenue Service (IRS) has reached a similar conclusion for the purpose of applying the tax diversification requirements applicable to regulated investment companies such as a fund. CATS and TIGRs are not considered US Government securities by the staff of the SEC. Further, the IRS conclusion noted above is contained only in a general counsel memorandum, which is an internal document of no precedential value or binding effect, and a private letter ruling, which also may not be relied upon by a fund. A fund is not aware of any binding legislative, judicial or administrative authority on this issue.


DEPOSITARY RECEIPTS. A fund may invest in sponsored or unsponsored American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), International Depositary Receipts (IDRs) and other types of Depositary Receipts (which, together with ADRs, EDRs, GDRs and IDRs are hereinafter referred to as Depositary Receipts). Depositary Receipts provide indirect investment in securities of foreign issuers. Prices of unsponsored Depositary Receipts may be more volatile than if they were sponsored by the issuer of the underlying securities. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of unsponsored Depositary Receipts are not obligated to disclose material information regarding the underlying securities or their issuer in the United States and, therefore, there may not be a correlation between such information and the market value of the Depositary Receipts. ADRs are Depositary Receipts that are bought and sold in the United States and are typically issued by a US bank or trust company which evidence ownership of underlying securities by a foreign corporation. GDRs, IDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they may also be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities markets and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts, including those denominated in US dollars will be subject to foreign currency exchange rate risk. However, by investing in US dollar-denominated ADRs rather than directly in foreign issuers' stock, a fund avoids currency risks during the settlement period. In general, there is a large, liquid market in the United States for most ADRs. However, certain Depositary Receipts may not be listed on an exchange and therefore may be illiquid securities.

DERIVATIVES. A fund may use instruments referred to as derivatives (derivatives). Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). Derivatives often allow a fund to increase or decrease the level of risk to which a fund is exposed more quickly and efficiently than direct investments in the underlying asset or instruments.


A fund may, to the extent consistent with its investment objective and policies, purchase and sell (write) exchange-listed and over-the-counter (OTC) put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors, collars and contracts for difference, and may enter into currency forward contracts, currency futures contracts, currency swaps or options on currencies, or various other currency transactions. In addition, a fund may invest in structured notes. The types of derivatives identified above are not intended to be exhaustive and a fund may use types of derivatives and/or employ derivatives strategies not otherwise described in this Statement of Additional Information or a fund's prospectuses.


OTC derivatives are purchased from or sold to securities dealers, financial institutions or other parties (Counterparties) pursuant to an agreement with the Counterparty. As a result, a significant risk of OTC derivatives is counterparty risk. The Advisor monitors the creditworthiness of OTC derivative counterparties and periodically reports to the Board with respect to the creditworthiness of OTC derivative counterparties.


A fund may use derivatives subject to certain limits imposed by a fund's investment objective and policies (see Investment Restrictions) and the 1940 Act, or by the requirements for a fund to qualify as a regulated investment company for tax purposes (see Taxes) (i) to seek to achieve returns, (ii) to attempt to protect against possible changes in the market value of securities held in or to be purchased for a fund's portfolio resulting from securities markets or currency exchange rate fluctuations, (iii) to protect a fund's unrealized gains in the value of its portfolio securities, (iv) to facilitate the sale of such securities for investment purposes, (v) to manage the effective maturity or duration of a fund's portfolio, (vi) to establish a position in the derivatives markets as a substitute for purchasing or selling (including selling short) particular securities, (vii) for funds that invest in foreign securities, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another (not necessarily the US dollar), or (viii) for any other purposes permitted by law.


A fund may decide not to employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Advisor incorrectly forecasts interest rates, market values or other economic factors in using a derivatives strategy for a fund, a fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivatives may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivatives and price movements of related investments. While some strategies involving derivatives can reduce risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because a fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivatives (refer to Asset Segregation for more information relating to asset segregation and cover requirements for derivatives instruments), and the possible inability of a fund to close out or liquidate its derivatives positions.


General Characteristics of Options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving a fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A fund's purchase of a call option on a security, commodity, index, currency or other instrument might be intended to protect a fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. If a fund sells or "writes" a call option, the premium that it receives may partially offset, to the extent of the option premium, a decrease in the value of the underlying securities or instruments in its portfolio or may increase a fund's income. The sale of put options can also provide income and might be used to protect a fund against an increase in the price of the underlying instrument or provide, in the opinion of portfolio management, an acceptable entry point with regard to the underlying instrument.


A fund may write call options only if they are "covered." A written call option is covered if a fund owns the security or instrument underlying the call or has an absolute right to acquire that security or instrument without additional cash consideration (or if additional cash consideration is required, liquid assets in the amount of a fund's obligation are segregated according to the procedures and policies adopted by the Board). For a call option on an index, the option is covered if a fund segregates liquid assets equal to the contract value to the extent required by SEC guidelines. A call option is also covered if a fund holds a call on the same security, index or instrument as the written call option where the exercise price of the purchased call (long position) is:
(i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written provided that liquid assets equal to the difference between the exercise prices are segregated to the extent required by SEC guidelines (see Asset Segregation). Exchange listed options are issued and cleared by a regulated intermediary such as the Options Clearing Corporation (OCC). The OCC ensures that the obligations of each option it clears are fulfilled. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries. OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, or cash delivery for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.


As noted above, OTC options are purchased from or sold to Counterparties through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a fund or fails to make a cash settlement payment due in accordance with the terms of that option, a fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction.


There are a number of risks associated with transactions in options. Options on particular securities or instruments may be more volatile than a direct investment in the underlying security or instrument. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. Additionally, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given options transaction not to achieve its objective. Disruptions in the markets for the securities underlying options purchased or sold by a fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at a time when trading in the option has also been halted, a fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a fund has expired, a fund could lose the entire value of its option.


During the option period, the covered call writer, in return for the premium on the option, gives up the opportunity to profit from a price increase in the underlying security or instrument above the sum of the option premium received and the option's exercise price, but as long as its obligations as a writer continue, retains the risk of loss, minus the option premium received, should the price of the underlying security or instrument decline. In writing options, a fund has no control over the time when it may be required to fulfill its obligations as the writer of the option. Once a fund receives an exercise notice for its option, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. Thus, the use of covered call options may require the fund to sell portfolio securities at inopportune times or for prices other than current market values, will limit the amount of appreciation the fund can realize above the exercise price of an option on a security, and may cause the fund to hold a security that it might otherwise sell.


In writing put options, there is a risk that a fund may be required to buy the underlying security or instrument at a disadvantageous price if the put option is exercised against a fund. If a put or call option purchased by a fund is not sold when it has remaining value, and if the market price of the underlying security or instrument remains, in the case of a put, equal to or greater than the exercise price, or in the case of a call, less than or equal to the exercise price, a fund will lose the premium that it paid for the option. Also, where a put or call option is purchased as a hedge against price movements in the underlying security or instrument, the price of the put or call option may move more or less than the price of the underlying security or instrument.


The value of options may be adversely affected if the market for such options becomes less liquid or smaller. A fund's ability to close out its position as a purchaser or seller of an OTC option or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. There can be no assurance that a liquid market will exist when a fund seeks to close out an option position either, in the case of a written call option, by buying the option, or, in the case of a purchased put option, by selling the option. The possible reasons for the absence of a liquid options market on an exchange include, but are not limited to the following: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities the OCC or an exchange to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms. A fund's ability to terminate OTC options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. If a fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.


Special risks are presented by internationally traded options. Because of the differences in trading hours between the US and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when US markets are closed. As a result, option premiums may not reflect the current prices of the underlying interests in the US.


The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. Call options are marked-to-market daily and their value will be affected by changes in the value of and dividend rates of the underlying securities, an increase in interest rates, changes in the actual or perceived volatility of the stock market and the underlying securities and the remaining time to the options' expiration. Additionally, the exercise price of an option may be adjusted downward before the option's expiration as a result of the occurrence of certain corporate events affecting the underlying security, such as extraordinary dividends, stock splits, merger or other extraordinary distributions or events. A reduction in the exercise price of an option would reduce a fund's capital appreciation potential on the underlying security.


The number of call options a fund can write is limited by the number of shares of underlying securities that the fund holds. Furthermore, a fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class that may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options that a fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Advisor. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

General Characteristics of Futures Contracts and Options on Futures Contracts. A futures contract is an agreement between two parties to buy or sell a financial instrument or commodity for a set price on a future date. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. A futures contract generally obligates the purchaser to take delivery from the seller of the specific type of financial instrument or commodity underlying the contract at a specific future time for a set price. The purchase of a futures contract enables a fund, during the term of the contract, to lock in the price at which it may purchase a security, currency or commodity and protect against a rise in prices pending the purchase of portfolio securities. A futures contract generally obligates the seller to deliver to the buyer the specific type of financial instrument underlying the contract at a specific future time for a set price. The sale of a futures contract enables a fund to lock in a price at which it may sell a security, currency or commodity and protect against declines in the value of portfolio securities. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.


Although most futures contracts call for actual delivery or acceptance of the underlying financial instrument or commodity, the contracts are usually closed out before the settlement date without making, or taking, actual delivery. Futures contracts on financial indices, currency exchange instruments and certain other instruments provide for the delivery of an amount of cash equal to a specified dollar amount times the difference between the underlying instruments value (i.e., the index) at the open or close of the last trading day of the contract and futures contract price. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of underlying financial instrument and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of underlying financial instrument or commodity and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There can be no assurance that a fund will be able to enter into a closing transaction.


When a purchase or sale of a futures contract is made, a fund is required to deposit with the financial intermediary as security for its obligations under the contract "initial margin" consisting of cash, US Government Securities or other liquid assets typically ranging from approximately less than 1% to 15% of the contract amount. The initial margin is set by the exchange on which the contract is traded and may, from time to time, be modified. In addition, brokers may establish margin deposit requirements in excess of those required by the exchange. The margin deposits made are marked to market daily and a fund may be required to make subsequent deposits of cash, US Government securities or other liquid assets, called "variation margin" or "maintenance margin," which reflects the price fluctuations of the futures contract. The purchase of an option on a futures contract involves payment of a premium for the option without any further obligation on the part of a fund. The sale of an option on a futures contract involves receipt of a premium for the option and the obligation to deliver (by physical or cash settlement) the underlying futures contract. If a fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position.


There are several risks associated with futures contracts and options on futures contracts. The prices of financial instruments or commodities subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the cash price of a fund's securities or other assets (and the currencies in which they are denominated). Also, prices of futures contracts may not move in tandem with the changes in prevailing interest rates, market movements and/or currency exchange rates against which a fund seeks a hedge. Additionally, there is no assurance that a liquid secondary market will exist for futures contracts and related options in which a fund may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position and, in the event of adverse price movements, a fund would continue to be required to make daily payments of variation margin. The absence of a liquid market in futures contracts might cause a fund to make or take delivery of the instruments or commodities underlying futures contracts at a time when it may be disadvantageous to do so. The inability to close out positions and futures positions could also have an adverse impact on a fund's ability to effectively hedge its positions.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.


Futures contracts and options thereon which are purchased or sold on non-US commodities exchanges may have greater price volatility than their US counterparts. Furthermore, non-US commodities exchanges may be less regulated and under less governmental scrutiny than US exchanges. Brokerage commissions, clearing costs and other transaction costs may be higher on non-US exchanges.


In the event of the bankruptcy of a broker through which a fund engages in transactions in futures or options thereon, a fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss on all or part of its margin deposits with the broker.


Currency Transactions. A fund may engage in currency transactions for any purpose consistent with its investment strategy, policies and restrictions, including, without limitation, for hedging purposes or to seek to enhance returns. Certain currency transactions may expose a fund to the effects of leverage. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below.


A fund may engage in currency derivative transactions to seek to enhance returns by taking a net long or net short position in one or more currencies, in which case the fund may have currency exposure that is different (in some cases, significantly different) from the currency exposure of its other portfolio investments or the currency exposure of its performance index. These overweight or underweight currency positions may increase the fund's exposure to the effects of leverage, which may cause the fund to be more volatile. A fund may realize a loss on a currency derivative in an amount that exceeds the capital invested in such derivative, regardless of whether the fund entered into the transaction to enhance returns or for hedging purposes.


"Transaction hedging" is entering into a currency transaction with respect to specific assets or liabilities of a fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Entering into a forward contract for the purchase or sale of an amount of foreign currency involved in an underlying security transaction may "lock in" the US dollar price of the security. Forward contracts may also be used in anticipation of future purchases and sales of securities, even if specific securities have not yet been selected. "Position hedging" is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. Position hedging may protect against a decline in the value of existing investments denominated in the foreign currency. While such a transaction would generally offset both positive and negative currency fluctuations, such currency transactions would not offset changes in security values caused by other factors.


A fund may also "cross-hedge" currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a fund has or to which a fund expects to have portfolio exposure. This type of investment technique will generally reduce or eliminate exposure to the currency that is sold, and increase the exposure to the currency that is purchased. As a result, a fund will assume the risk of fluctuations in the value of the currency purchased at the same time that it is protected against losses from a decline in the hedged currency.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a fund may also engage in "proxy hedging." Proxy hedging is often used when the currency to which a fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of a fund's securities are or are expected to be denominated. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.


Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that a fund is engaging in proxy hedging.


Currency transactions are subject to additional special risks that may not apply to other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Currency exchange rates, bid/ask spreads and liquidity may fluctuate based on factors that may, or may not be, related to that country's economy.


Swap Agreements and Options on Swap Agreements. A fund may engage in swap transactions, including, but not limited to, swap agreements on interest rates, currencies, indices, credit and event linked swaps, total return and other swaps and related caps, floors and collars. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a predetermined financial instrument or instruments, which may be adjusted for an interest factor. The gross return to be exchanged or "swapped" between the parties is generally calculated with respect to a "notional amount" which is generally equal to the return on or increase in value of a particular dollar amount invested at a particular interest rate in such financial instrument or instruments.


"Interest rate swaps" involve the exchange by a fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A "currency swap" is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. An "index swap" is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.



A "credit default swap" is a contract between a buyer and a seller of protection against a pre-defined credit event. The buyer of protection pays the seller a fixed regular fee provided that no event of default on an underlying reference obligation, which can be a single debt instrument or an index of debt instruments, has occurred. If an event of default occurs, the seller typically pays the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation upon settlement. Credit default swaps are used as a means of "buying" credit protection, i.e., attempting to mitigate the risk of default or credit quality deterioration in some portion of a fund's holdings, or "selling" credit protection, i.e., attempting to gain exposure to an underlying issuer's or group of issuers' credit quality characteristics without directly investing in that issuer or group of issuers. When a fund is a seller of credit protection, it effectively adds leverage to its portfolio because, in addition to its net assets, a fund would typically be subject to investment exposure on the notional amount of the swap. A fund will only sell credit protection with respect to securities in which it would be authorized to invest directly.

If a fund is a buyer of a credit default swap and no event of default occurs, a fund will lose its investment and recover nothing. However, if a fund is a buyer and an event of default occurs, a fund will typically receive the full notional value of the reference obligation, whose value may have deteriorated at the time the transaction settles. As a seller, a fund receives a fixed rate of income through the term of the contract (typically between six months and three years), provided that there is no default event. If an event of default occurs, the seller typically pays the buyer the full notional value of the reference obligation.


Credit default swaps involve greater risks than if a fund had invested in the reference obligation directly. In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they may be difficult to value, may be highly susceptible to liquidity and credit risk, and may pay a return to the party that has paid the premium only in the event of an actual default by the issuer or issuers of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).


A fund may use credit default swaps to gain exposure to particular issuers or particular markets through investments in portfolios of credit default swaps, such as Markit's North American High Yield CDX Index, the CDX.NA.HY Index, or Markit's North American Commercial Mortgage-Backed Securities CMBX Index, the CMBX.NA Index. A fund can be a buyer or seller of protection based on these, or similar indexes. Contracts on these indexes are generally the same as contracts on single debt instruments, although there may be some differences, including that the contracts may be structured as pay as you go contracts.



"Total return" swaps are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specific security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return of other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swaps may add leverage to a fund because, in addition to its net assets, a fund would be subject to investment exposure on the notional amount of the swap.


Swaps typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a fund's performance. Depending on how they are used, swaps may increase or decrease the overall volatility of a fund's investments and its share price and yield. A fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a fund receiving or paying, as the case may be, only the net amount of the two payments.


A fund bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of a Counterparty. In addition, if the Counterparty's creditworthiness declines, the value of a swap may decline, potentially resulting in losses for a fund. A fund may also suffer losses if it is unable to terminate outstanding swaps (either by assignment or other disposition) or reduce its exposure through offsetting transactions (i.e., by entering into an offsetting swap with the same party or similarly creditworthy party).


A fund may also enter into swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some future time on specified terms. Depending on the terms, a fund will generally incur greater risk when it writes a swap option than when it purchases a swap option. When a fund purchases a swap option, it risks losing the amount of the premium it has paid should it decide to let the option expire.


The Dodd-Frank Wall Street Reform and Consumer Protection Act (Dodd-Frank Act) and related regulatory developments have imposed several new requirements on swap market participants, including registration and new business conduct requirements on dealers that enter into swaps or non-deliverable forward currency contracts with certain clients and the imposition of central clearing and a corresponding exchange-trading execution requirement for certain swap contracts. Central clearing and a corresponding exchange-trading execution requirement are currently only required for limited swap transactions, including some interest rate swaps and credit default index swaps. Compliance with the central clearing requirements under the Dodd-Frank Act is expected to occur over time as regulators, such as the SEC and the CFTC, adopt new regulations requiring central clearing of additional types of derivative transactions. In a cleared transaction, a fund will enter into the transaction with a counterparty, and performance of the transaction will be effected by a central clearinghouse. A clearing arrangement reduces a fund's exposure to the credit risk of the counterparty, but subjects the fund to the credit risk of the clearinghouse and a member of the clearinghouse through which the fund holds its cleared position. A fund will be required to post specific levels of margin which may be greater than the margin a fund would have been required to post in the OTC market. In addition, uncleared OTC swap transactions will be subject to regulatory collateral requirements that could render entering into swaps in the OTC market prohibitively expensive. These regulations (or choice to no longer use a particular derivative instrument that triggers additional regulations) could cause a fund to change the derivative investments that it utilizes or to incur additional expenses.


Contracts for Difference. A contract for difference offers exposure to price changes in an underlying security without ownership of such security, typically by providing investors the ability to trade on margin. A fund may purchase contracts for difference (CFD). A CFD is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the notional value of the underlying instrument at the opening of the contract and that instrument's notional value at the end of the contract. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument. The buyer and seller are typically both required to post margin, which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. A CFD is usually terminated at the buyer's initiative. The seller of the CFD will simply match the exposure of the underlying instrument in the open market and the parties will exchange whatever payment is due.


As is the case with owning any financial instrument, there is the risk of loss associated with buying a CFD. For example, if a fund buys a long CFD and the underlying security is worth less at the end of the contract, the fund would be required to make a payment to the seller and would suffer a loss. Also, there may be liquidity risk if the underlying instrument is illiquid because the liquidity of a CFD is based on the liquidity of the underlying instrument. A further risk is that adverse movements in the underlying security will require the buyer to post additional margin. CFDs also carry counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract, and of a fund's shares, may be reduced. CFDs are regulated as swaps by the CFTC.


Structured Notes. Structured notes are derivative debt securities, the interest rate or principal of which is determined by reference to changes in value of a specific security or securities, reference rate, or index. Indexed securities, similar to structured notes, are typically, but not always, debt securities whose value at maturity or coupon rate is determined by reference to other securities. The performance of a structured note or indexed security is based upon the performance of the underlying instrument.


The terms of a structured note may provide that, in certain circumstances, no principal is due on maturity and, therefore, may result in loss of investment. Structured notes may be indexed positively or negatively to the performance of the underlying instrument such that the appreciation or deprecation of the underlying instrument will have a similar effect to the value of the structured note at maturity at the time of any coupon payment. In addition, changes in the interest rate and value of the principal at maturity may be fixed at a specific multiple of the change in value of the underlying instrument, making the value of the structured note more volatile than the underlying instrument. In addition, structured notes may be less liquid and more difficult to price accurately than less complex securities or traditional debt securities.


Participatory Notes or Participation Notes. Participatory notes or participation notes are issued by banks or broker-dealers (often associated with non-US-based brokerage firms) and are designed to replicate the performance of certain securities or markets. Typically, purchasers of participatory notes are entitled to a return measured by the change in value of an identified underlying security or basket of securities. The price, performance, and liquidity of the participatory note are all linked directly to the underlying security. The holder of a participatory note may be entitled to receive any dividends paid in connection with the underlying security, which may increase the return of a participatory note, but typically does not receive voting or other rights as it would if it directly owned the underlying security. A fund's ability to redeem or exercise a participatory note generally is dependent on the liquidity in the local trading market for the security underlying the note. Participatory notes are commonly used when a direct investment in the underlying security is restricted due to country-specific regulations.


Participatory notes are a type of equity-linked derivative, which are generally traded over-the-counter and, therefore, will be subject to the same risks as other over-the-counter derivatives. The performance results of participatory notes will not replicate exactly the performance of the securities or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in participatory notes involve the same risks associated with a direct investment in the shares of the companies the notes seek to replicate. Participatory notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them. Consequently, a purchaser of a participatory note is relying on the creditworthiness of such banks or broker-dealers and has no rights under the note against the issuer of the security underlying the note. In addition, there is no guarantee that a liquid market for a participatory note will exist or that the issuer of the note will be willing to repurchase the note when a fund wishes to sell it. Because a participatory note is an obligation of the issuer of the note, rather than a direct investment in shares of the underlying security, a fund may suffer losses potentially equal to the full value of the participatory note if the issuer of the note fails to perform its obligations.


Commodity-Linked Derivatives. A fund may invest in instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices such as "commodity-linked" or "index-linked" notes. These instruments are sometimes referred to as "structured notes" because the terms of the instrument may be structured by the issuer of the note and the purchaser of the note, such as a fund.


The values of commodity-linked notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes expose a fund economically to movements in commodity prices, but a particular note has many features of a debt obligation. These notes also are subject to credit and interest rate risks that in general affect the value of debt securities. Therefore, at the maturity of the note, a fund may receive more or less principal than it originally invested. A fund might receive interest payments on the note that are more or less than the stated coupon interest rate payments.


Commodity-linked notes may involve leverage, meaning that the value of the instrument will be calculated as a multiple of the upward or downward price movement of the underlying commodity future or index. The prices of commodity-linked instruments may move in different directions than investments in traditional equity and debt securities in periods of rising inflation. Of course, there can be no guarantee that a fund's commodity-linked investments would not be correlated with traditional financial assets under any particular market conditions.


Commodity-linked notes may be wholly principal protected, partially principal protected or offer no principal protection. With a wholly principal protected instrument, a fund will receive at maturity the greater of the par value of the note or the increase in value of the underlying index. Partially protected instruments may suffer some loss of principal up to a specified limit if the underlying index declines in value during the term of the instrument. For instruments without principal protection, there is a risk that the instrument could lose all of its value if the index declines sufficiently. The Advisor's decision on whether and to what extent to use principal protection depends in part on the cost of the protection. In addition, the ability of a fund to take advantage of any protection feature depends on the creditworthiness of the issuer of the instrument.


Commodity-linked notes are generally hybrid instruments which are excluded from regulation under the CEA and the rules thereunder. Additionally, from time to time a fund may invest in other hybrid instruments that do not qualify for exemption from regulation under the CEA.


In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a fund must, among other things, derive at least 90% of its income from certain specified sources (qualifying income). Income from certain commodity-linked derivatives does not constitute qualifying income to a fund. The tax treatment of commodity-linked notes and certain other derivative instruments in which a fund might invest is not certain, in particular with respect to whether income and gains from such instruments constitutes qualifying income. If the fund treats income from a particular instrument as qualifying income and the income is later determined not to constitute qualifying income, and, together with any other nonqualifying income, causes the fund's nonqualifying income to exceed 10% of its gross income in any taxable year, a fund will fail to qualify as a regulated investment company unless it is eligible to and does pay a tax at the fund level. Certain funds (including DWS Enhanced Commodity Strategy Fund and DWS RREEF Real Assets Fund) have obtained private letter rulings from the IRS confirming that the income and gain earned through a wholly-owned Subsidiary that invests in certain types of commodity-linked derivatives constitute qualifying income under the Code. See "TAXES" in APPENDIX II-H of this SAI.



Combined Transactions. A fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions (component transactions), instead of a single derivative, as part of a single or combined strategy when, in the opinion of the Advisor, it is in the best interests of a fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Advisor's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.


DIRECT DEBT INSTRUMENTS. Direct debt instruments are interests in amounts owed by a corporate, governmental or other borrower to lenders (direct loans), to suppliers of goods or services (trade claims or other receivables) or to other parties. When a fund participates in a direct loan it will be lending money directly to an issuer. Direct loans generally do not have an underwriter or agent bank, but instead, are negotiated between a company's management team and a lender or group of lenders. Direct loans typically offer better security and structural terms than other types of high yield securities. Direct debt obligations are often the most senior obligations in an issuer's capital structure or are well-collateralized so that overall risk is lessened. Trade claims are unsecured rights of payment arising from obligations other than borrowed funds. Trade claims include vendor claims and other receivables that are adequately documented and available for purchase from high-yield broker-dealers. Trade claims typically sell at a discount. In addition to the risks otherwise associated with low-quality obligations, trade claims have other risks, including the possibility that the amount of the claim may be disputed by the obligor. Trade claims normally are be considered illiquid and pricing can be volatile. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower. A fund will rely primarily upon the creditworthiness of the borrower and/or the collateral for payment of interest and repayment of principal. The value of a fund's investments may be adversely affected if scheduled interest or principal payments are not made. Because most direct loans will be secured, there will be a smaller risk of loss with direct loans than with an investment in unsecured high yield bonds or trade claims. Investment in the indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness or may pay only a small fraction of the amount owed. Investments in direct debt instruments also involve interest rate risk and liquidity risk. However, interest rate risk is lessened by the generally short-term nature of direct debt instruments and their interest rate structure, which typically floats. To the extent the direct debt instruments in which a fund invests are considered illiquid, the lack of a liquid secondary market (1) will have an adverse impact on the value of such instruments, (2) will have an adverse impact on a fund's ability to dispose of them when necessary to meet a fund's liquidity needs or in response to a specific economic event, such as a decline in creditworthiness of the issuer, and (3) may make it more difficult for a fund to assign a value to these instruments for purposes of valuing a fund's portfolio and calculating its net asset value. In order to lessen liquidity risk, a fund anticipates investing primarily in direct debt instruments that are quoted and traded in the high yield market. Trade claims may also present a tax risk to a fund.


DOLLAR ROLL TRANSACTIONS. Dollar roll transactions consist of the sale by a fund to a bank or broker-dealer (counterparty) of mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. A fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which a fund agrees to buy a security on a future date.

A dollar roll involves costs to a fund. For example, while a fund receives a fee as consideration for agreeing to repurchase the security, a fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by a fund, in which case the use of this technique will result in a lower return than would have been realized without the use of dollar rolls. Further, although a fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the dollar roll. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. A fund may enter into both covered and uncovered rolls.


The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. A fund will be exposed to counterparty risk. For example, if the counterparty becomes insolvent, a fund's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before a fund is able to purchase them. Similarly, a fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to a fund, the security that a fund is required to buy under the dollar roll may be worth less than the identical security. Finally, there can be no assurance that a fund's use of the cash that it receives from a dollar roll will provide a return that exceeds transaction costs associated with the dollar roll.


ENERGY INFRASTRUCTURE COMPANIES. These are companies that own and operate assets that are used in the energy infrastructure sector, including assets used in exploring, developing, producing, generating, transporting (including marine), transmitting, terminal operation, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined petroleum products (including biodiesel and ethanol), coal or electricity, or that provide energy infrastructure related services. Energy infrastructure companies operate, among other things, assets used in exploring, developing, producing, generating, transporting, transmitting, storing, gathering, processing, refining, distributing, mining, marketing or generation of natural gas, natural gas liquids, crude oil, refined petroleum products (including biodiesel and ethanol), coal or electricity.


EURODOLLAR OBLIGATIONS. Eurodollar bank obligations are US dollar-denominated certificates of deposit and time deposits issued outside the US capital markets by foreign branches of US banks and US branches of foreign banks. Eurodollar obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues.



EXCHANGE-TRADED NOTES (ETNS). A fund may invest in exchange-traded notes, or ETNs, to the extent that such investments are consistent with the fund's investment objective, policies, strategies and restrictions and the limitations of the 1940 Act. ETNs are senior, unsecured, unsubordinated debt securities issued by a bank or other issuer, the returns of which are linked to the performance of a particular market index, benchmark or strategy factor, minus applicable fees. ETNs typically do not make periodic interest payments and principal typically is not protected. ETNs are traded on an exchange during normal trading hours. However, investors can also hold ETNs until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day's market index, benchmark or strategy factor. ETNs are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer's credit rating, regardless of the performance of the underlying market index, benchmark or strategy. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying assets, changes in the applicable interest rates, and economic, legal, political or geographic events that affect the underlying assets. When a fund invests in an ETN, it will bear its proportionate share of any fees and expenses borne by the ETN. An ETN that is tied to a specific market index, benchmark or strategy may not be able to replicate and maintain the composition and relative weighting of securities, commodities or other components in the applicable market index, benchmark or strategy. Although an ETN is listed on an exchange, there can be no assurance that a secondary market will exist for an ETN. In addition, ETNs that use leverage may, at times, be relatively illiquid and thus may be difficult to buy or sell at a fair price. There may be times when an ETN trades at a premium or discount to its net asset value.


ETNs are also subject to tax risk. The U.S. federal income tax consequences of investing in ETNs are uncertain and may be less favorable than a direct investment in the underlying holdings. There can be no assurance that the IRS will accept, or a court will uphold, how a fund characterizes and treats ETNs for tax purposes. Among other issues, the Code could recharacterize all or a portion of any long-term capital gain that a fund recognizes with respect to ETNs as ordinary income.



FIXED INCOME SECURITIES. Fixed income securities, including corporate debt obligations, generally expose a fund to the following types of risk: (1) interest rate risk (the potential for fluctuations in bond prices due to changing interest rates); (2) income risk (the potential for a decline in a fund's income due to falling market interest rates); (3) credit risk (the possibility that a bond issuer will fail to make timely payments of either interest or principal to a fund); (4) prepayment risk or call risk (the likelihood that, during periods of falling interest rates, securities with high stated interest rates will be prepaid, or "called" prior to maturity, requiring a fund to invest the proceeds at generally lower interest rates); and (5) extension risk (the likelihood that as interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, which will have the effect of locking in a below-market interest rate, increasing the security's duration and reducing the value of the security).


In periods of declining interest rates, the yield (income from a fixed income security held by a fund over a stated period of time) of a fixed income security may tend to be higher than prevailing market rates, and in periods of rising interest rates, the yield of a fixed income security may tend to be lower than prevailing market rates. In addition, when interest rates are falling, the inflow of net new money to a fund will likely be invested in portfolio instruments producing lower yields than the balance of a fund's portfolio, thereby reducing the yield of a fund. In periods of rising interest rates, the opposite can be true. The net asset value of a fund can generally be expected to change as general levels of interest rates fluctuate. The value of fixed income securities in a fund's portfolio generally varies inversely with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.


Corporate debt obligations generally offer less current yield than securities of lower quality, but lower-quality securities generally have less liquidity, greater credit and market risk, and as a result, more price volatility.


FOREIGN CURRENCIES. Because investments in foreign securities usually will involve currencies of foreign countries, and because a fund may hold foreign currencies and forward contracts, futures contracts and options on foreign currencies and foreign currency futures contracts, the value of the assets of a fund as measured in US dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and a fund may incur costs and experience conversion difficulties and uncertainties in connection with conversions between various currencies. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing the security.


The strength or weakness of the US dollar against these currencies is responsible for part of a fund's investment performance. If the dollar falls in value relative to the Japanese yen, for example, the dollar value of a Japanese stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the Japanese stock will fall. Many foreign currencies have experienced significant devaluation relative to the dollar.


Although a fund values its assets daily in terms of US dollars, it may not convert its holdings of foreign currencies into US dollars on a daily basis. Investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer. A fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into options or forward or futures contracts to purchase or sell foreign currencies.


FOREIGN INVESTMENT. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of a fund's foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the US dollar. There may be less information publicly available about a foreign issuer than about a US issuer, and foreign issuers may not be subject to accounting, auditing and financial reporting standards and practices comparable to those in the US. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable US issuers. Foreign brokerage commissions and other fees are also generally higher than in the US. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a fund's assets held abroad) and expenses not present in the settlement of investments in US markets. Payment for securities without delivery may be required in certain foreign markets.


In addition, foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of a fund's investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the US. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special US tax considerations may apply (see Taxes). Moreover, foreign economies may differ favorably or unfavorably from the US economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.


Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the US or in other foreign countries. The laws of some foreign countries may limit a fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.


Many foreign countries are heavily dependent upon exports, particularly to developed countries, and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the US and other countries with which they trade. These economies also have been and may continue to be negatively impacted by economic conditions in the US and other trading partners, which can lower the demand for goods produced in those countries.


European investment. European financial markets have recently experienced volatility and have been adversely affected by concerns about economic downturns, credit rating downgrades, rising government debt level and possible default on or restructuring of government debt in several European countries. Most countries in Western Europe are members of the European Union (EU), which faces major issues involving its membership, structure, procedures and policies. European countries that are members of the Economic and Monetary Union of the European Union ((EMU), comprised of the EU members that have adopted the Euro currency) are subject to restrictions on inflation rates, interest rates, deficits, and debt levels, as well as fiscal and monetary controls. European countries are significantly affected by fiscal and monetary controls implemented by the EMU, and it is possible that the timing and substance of these controls may not address the needs of all EMU member countries. In addition, the fiscal policies of a single member state can impact and pose economic risks to the EU as a whole. Investing in Euro-denominated securities also risks exposure to a currency that may not fully reflect the strengths and weaknesses of the disparate economies that comprise Europe. There is continued concern over member state-level support for the Euro, which could lead to certain countries leaving the EMU, the implementation of currency controls, or potentially the dissolution of the Euro. The dissolution of the Euro would have significant negative effects on European financial markets.

In a referendum held on June 23, 2016, citizens of the United Kingdom voted to leave the EU, creating economic, political and legal uncertainty. Consequently, the United Kingdom government, pursuant to the Treaty of Lisbon (the Treaty), gave notice of its withdrawal in March 2017 and began negotiations with the EU Council to agree to terms for the United Kingdom's withdrawal from the EU, which is expected to take place by March 2019. The Treaty provides for a two-year negotiation period, which may be shortened or extended by agreement of the parties. During, and possibly after, this period there is likely to be considerable uncertainty as to the position of the United Kingdom and the arrangements that will apply to its relationships with the EU and other countries following its anticipated withdrawal. This uncertainty may affect other countries in the EU, or elsewhere, if they are considered to be impacted by these events. Formal negotiations between the United Kingdom and the EU regarding the terms of the United Kingdom's withdrawal began on June 19, 2017. In November 2017, the EU presented the United Kingdom with a "divorce bill" which would require the United Kingdom to pay financial settlements to the EU in connection with its withdrawal. On December 8, 2017, the United Kingdom and the EU reached a provisional agreement with respect to the divorce bill which would require the United Kingdom to pay an estimated -35 billion to -39 billion to the EU over several years. The agreement also included a provisional resolution of issues regarding the Irish border and the rights of EU citizens living in the United Kingdom post-withdrawal, allowing negotiations to move on to the future trading relationship between the United Kingdom and the EU, including a transition period following the United Kingdom's withdrawal. On March 19, 2018, the United Kingdom and the EU provisionally agreed on the terms of a 21-month transition period beginning after the United Kingdom's anticipated withdrawal from the EU in March 2019. Under the agreement, the United Kingdom would continue to be party to existing EU trade deals with other countries, subject to EU rules and regulations, and able to trade freely within the EU common market during the transition period, but would no longer have a say in EU decisions. In addition, the agreement would allow the United Kingdom to negotiate and sign trade deals with other countries during transition period, which could come into force following the transition period. The agreement also provides that Northern Ireland would remain part of the EU's customs union following the United Kingdom's withdrawal unless an alternative solution regarding the Irish border is reached in the final withdrawal agreement.


The United Kingdom has one of the largest economies in Europe, and member countries of the EU are substantial trading partners of the United Kingdom. The City of London's economy is dominated by financial services, some of which may have to move outside of the United Kingdom post-withdrawal from the EU (e.g., currency trading and international settlement). Banks may be forced to move staff and comply with two separate sets of rules or lose business to banks in Europe. Furthermore, the withdrawal from the EU creates the potential for decreased trade, the possibility of capital outflows, devaluation of the pound sterling, the cost of higher corporate bond spreads due to uncertainty, and the risk that all the above could damage business and consumer spending as well as foreign direct investment. As a result of the withdrawal from the EU, the British economy and its currency may be negatively impacted by changes to its economic and political relations with the EU. Additional member countries seeking to withdraw from the EU would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties.


The impact of the United Kingdom's anticipated withdrawal from the EU is still unknown and could have additional adverse effects on economies, financial markets and asset valuations around the world.



Additionally, the manner in which the EU responded to the global recession and sovereign debt issues raised questions about its ability to react quickly to rising borrowing costs and a potential default by Greece and other countries on their sovereign debt and also revealed a lack of cohesion in dealing with the fiscal problems of member states. Many European countries continue to suffer from high unemployment rates. Since 2010, several countries, including Greece, Italy, Spain, Ireland and Portugal, agreed to at least one series of multi-year bailout loans from the European Central Bank, International Monetary Fund, and other institutions. To address budget deficits and public debt concerns, a number of European countries have imposed strict austerity measures and comprehensive financial and labor market reforms. In addition, social unrest, including protests against the austerity measures and domestic terrorism, could decrease tourism, lower consumer confidence, and otherwise impede financial recovery in Europe.


Emerging markets. In general, the Advisor considers "emerging markets" to include any country that is defined as an emerging market or developing economy by The International Bank for Reconstruction and Development (the World Bank), the International Finance Corporation or the United Nations or its authorities. The risks described above, including the risks of nationalization or expropriation of assets, typically are increased in connection with investments in "emerging markets." For example, political and economic structures in these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries (including amplified risk of war and terrorism). Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Investments in emerging markets may be considered speculative.


The currencies of certain emerging market countries have experienced devaluations relative to the US dollar, and future devaluations may adversely affect the value of assets denominated in such currencies. In addition, currency hedging techniques may be unavailable in certain emerging market countries. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries.


In addition, unanticipated political or social developments may affect the value of investments in emerging markets and the availability of additional investments in these markets. Any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make investments in securities traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. In addition, a fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of prospects of an investment in such securities.


The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for a fund's securities in such markets may not be readily available. A fund may suspend redemption of its shares for any period during which an emergency exists.


As a result of political and military actions undertaken by Russia, the US and the EU have instituted sanctions against certain Russian officials and companies. These sanctions and any additional sanctions or other intergovernmental actions that may be undertaken against Russia in the future may result in the devaluation of Russian currency, a downgrade in the country's credit rating, and a decline in the value and liquidity of Russian securities. Such actions could result in a freeze of Russian securities, impairing the ability of a fund to buy, sell, receive, or deliver those securities. Retaliatory action by the Russian government could involve the seizure of US and/or European residents' assets, and any such actions are likely to impair the value and liquidity of such assets. Any or all of these potential results could have an adverse/recessionary effect on Russia's economy. All of these factors could have a negative effect on the performance of funds that have significant exposure to Russia.


Frontier market countries. Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging or developing markets, and, as a result, the risks of investing in emerging or developing market countries are magnified in frontier market countries. The economies of frontier market countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the price of fund shares. These factors make investing in frontier market countries significantly riskier than in other countries and any one of them could cause the price of a fund's shares to decline.


Governments of many frontier market countries in which a fund may invest may exercise substantial influence over many aspects of the private sector. In some cases, the governments of such frontier market countries may own or control certain companies. Accordingly, government actions could have a significant effect on economic conditions in a frontier market country and on market conditions, prices and yields of securities in a fund's portfolio. Moreover, the economies of frontier market countries may be heavily dependent upon international trade and, accordingly, have been and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.


Investment in equity securities of issuers operating in certain frontier market countries may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in equity securities of issuers operating in certain frontier market countries and increase the costs and expenses of a fund. Certain frontier market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain frontier market countries may also restrict investment opportunities in issuers in industries deemed important to national interests.


Frontier market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors, such as a fund. In addition, if deterioration occurs in a frontier market country's balance of payments, the country could impose temporary restrictions on foreign capital remittances. A fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to a fund of any restrictions on investments. Investing in local markets in frontier market countries may require a fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to a fund.


There may be no centralized securities exchange on which securities are traded in frontier market countries. Also, securities laws in many frontier market countries are relatively new and unsettled. Therefore, laws regarding foreign investment in frontier market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably.


The frontier market countries in which a fund invests may become subject to sanctions or embargoes imposed by the US government and the United Nations. The value of the securities issued by companies that operate in, or have dealings with these countries may be negatively impacted by any such sanction or embargo and may reduce a fund's returns.


Banks in frontier market countries used to hold a fund's securities and other assets in that country may lack the same operating experience as banks in developed markets. In addition, in certain countries there may be legal restrictions or limitations on the ability of a fund to recover assets held by a foreign bank in the event of the bankruptcy of the bank. Settlement systems in frontier markets may be less well organized than in the developed markets. As a result, there is greater risk than in developed countries that settlements will take longer and that cash or securities of a fund may be in jeopardy because of failures of or defects in the settlement systems.


Certain of the foregoing risks may also apply to some extent to securities of US issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of US issuers having significant foreign operations.


Supranational Entities. Supranational entities are international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), The Asian Development Bank and the InterAmerican Development Bank. Obligations of supranational entities are backed by the guarantee of one or more foreign governmental parties which sponsor the entity.


FUNDING AGREEMENTS. Funding agreements are contracts issued by insurance companies that provide investors the right to receive a variable rate of interest and the full return of principal at maturity. Funding agreements also include a put option that allows a fund to terminate the agreement at a specified time prior to maturity. Funding agreements generally offer a higher yield than other variable securities with similar credit ratings. The primary risk of a funding agreement is the credit quality of the insurance company that issues it.

GOLD OR PRECIOUS METALS. Gold and other precious metals held by or on behalf of a fund may be held on either an allocated or an unallocated basis inside or outside the US. Placing gold or precious metals in an allocated custody account gives a fund a direct interest in specified gold bars or precious metals, whereas an unallocated deposit does not and instead gives a fund a right only to compel the counterparty to deliver a specific amount of gold or precious metals, as applicable. Consequently, a fund could experience a loss if the counterparty to an unallocated depository arrangement becomes bankrupt or fails to deliver the gold or precious metals as requested. An allocated gold or precious metals custody account also involves the risk that the gold or precious metals will be stolen or damaged while in transit. Both allocated and unallocated arrangements require a fund as seller to deliver, either by book entry or physically, the gold or precious metals sold in advance of the receipt of payment. These custody risks would apply to a wholly-owned subsidiary of a fund to the extent the subsidiary holds gold or precious metals.


In addition, in order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a fund must, among other things, derive at least 90% of its income from certain specified sources (qualifying income). Capital gains from the sale of gold or other precious metals will not constitute qualifying income. As a result, a fund may not be able to sell or otherwise dispose of all or a portion of its gold or precious metal holdings without realizing significant adverse tax consequences, including paying a tax at the fund level, or the failure to qualify as a regulated investment company under Subchapter M of the Code. Rather than incur those tax consequences, a fund may choose to hold some amount of gold or precious metal that it would otherwise sell.


GREENFIELD PROJECTS. Greenfield projects are energy-related projects built by private joint ventures formed by energy companies. Greenfield projects may include the creation of a new pipeline, processing plant or storage facility or other energy infrastructure asset that is integrated with the company's existing assets. A fund may invest in the equity of greenfield projects and also may invest in the secured debt of greenfield projects. However, an investment also may be structured as pay-in-kind securities with minimal or no cash interest or dividends until construction is completed, at which time interest payments or dividends would be paid in cash. This leverages the organizational and operating expertise of large, publicly traded companies and provides a fund with the opportunity to earn higher returns. Greenfield projects involve less investment risk than typical private equity financing arrangements. The primary risk involved with greenfield projects is execution risk or construction risk. Changing project requirements, elevated costs for labor and materials, and unexpected construction hurdles all can increase construction costs. Financing risk exists should changes in construction costs or financial markets occur. Regulatory risk exists should changes in regulation occur during construction or the necessary permits are not secured prior to beginning construction.



HIGH YIELD FIXED INCOME SECURITIES - JUNK BONDS. A fund may purchase debt securities which are rated below investment-grade (junk bonds), that is, rated below the fourth highest credit rating category by Moody's, S&P and Fitch, or unrated securities judged to be of equivalent quality as determined by the Advisor.



These securities usually entail greater risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk to principal and income, and may be less liquid, than securities in the higher rating categories. The lower the ratings of such debt securities, the more their risks render them like equity securities. Securities rated D may be in default with respect to payment of principal or interest. Investments in high yield securities are described as "speculative" by ratings agencies. Securities ranked in the lowest investment grade category may also be considered speculative by certain ratings agencies. See "Ratings of Investments" in this SAI for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.


Issuers of such high yielding securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yield securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss from default by the issuer is significantly greater for the holders of high yield securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect a fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.


A fund may have difficulty disposing of certain high yield securities because they may have a thin trading market. Because not all dealers maintain markets in all high yield securities, a fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse effect on the market price and a fund's ability to dispose of particular issues and may also make it more difficult for a fund to obtain accurate market quotations for purposes of valuing a fund's assets. Market quotations generally are available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. Even though such securities do not pay current interest in cash, a fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, a fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.


Credit quality in the high-yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.


Prices for below investment-grade securities may be affected by legislative and regulatory developments. Also, Congress has from time to time considered legislation which would restrict or eliminate the corporate tax deduction for interest payments on these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.


ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and it may take longer to liquidate these positions than would be the case for publicly traded securities. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Certain securities may be deemed to be illiquid as a result of the Advisor's receipt from time to time of material, non-public information about an issuer, which may limit the Advisor's ability to trade such securities for the account of any of its clients, including a fund. In some instances, these trading restrictions could continue in effect for a substantial period of time. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment in illiquid securities is subject to the risk that should a fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of a fund's net assets could be adversely affected.


Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. A fund selling its securities in a registered offering may be deemed to be an "underwriter" for purposes of Section 11 of the 1933 Act. In such event, a fund may be liable to purchasers of the securities under Section 11 if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading, although a fund may have a due diligence defense. Adverse market conditions could impede such a public offering of securities.

A large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, non-US securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.


The SEC has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers.


An investment in Rule 144A Securities will be considered illiquid and therefore subject to a fund's limit on the purchase of illiquid securities unless a fund's Board or its delegates determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, a fund's Board and its delegates may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


Investing in Rule 144A Securities could have the effect of increasing the level of illiquidity in a fund to the extent that qualified institutional buyers are unavailable or uninterested in purchasing such securities from a fund. A fund's Board has adopted guidelines and delegated to the Advisor the daily function of determining and monitoring the liquidity of Rule 144A Securities, although a fund's Board will retain ultimate responsibility for any liquidity determinations.


IMPACT OF LARGE REDEMPTIONS AND PURCHASES OF FUND SHARES. From time to time, shareholders of a fund (which may include affiliated and/or non-affiliated registered investment companies that invest in a fund) may make relatively large redemptions or purchases of fund shares. These transactions may cause a fund to have to sell securities or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a fund's performance to the extent that a fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also accelerate the realization of taxable income if sales of securities resulted in capital gains or other income and could also increase transaction costs, which may impact a fund's expense ratio and adversely affect a fund's performance.


INCOME TRUSTS. A fund may invest in income trusts, including business trusts and oil royalty trusts. Income trusts are operating businesses that have been put into a trust. They pay out the bulk of their free cash flow to unitholders. The businesses that are sold into these trusts are usually mature and stable income-producing companies that lend themselves to fixed (monthly or quarterly) distributions. These trusts are regarded as equity investments with fixed-income attributes or high-yield debt with no fixed maturity date. These trusts typically offer regular income payments and a significant premium yield compared to other types of fixed income investments.


Business Trusts. A business trust is an income trust where the principal business of the underlying corporation or other entity is in the manufacturing, service or general industrial sectors. Each business represented is typically characterized by long-life assets or businesses that have exhibited a high degree of stability. Investments in business trusts are subject to various risks, including risks related to the underlying operating companies controlled by such trusts. These risks may include lack of or limited operating histories and increased susceptibility to interest-rate risks.


Oil Royalty Trusts. A royalty trust typically controls an operating company which purchases oil and gas properties using the trust's capital. The royalty trust then receives royalties and/or interest payments from its operating company and distributes them as income to its unitholders. Units of the royalty trust represent an economic interest in the underlying assets of the trust.


A fund may invest in oil royalty trusts that are traded on stock exchanges. Oil royalty trusts are income trusts that own or control oil and gas operating companies. Oil royalty trusts pay out substantially all of the cash flow they receive from the production and sale of underlying crude oil and natural gas reserves to unitholders in the form of monthly dividends (distributions). As a result of distributing the bulk of their cash flow to unitholders, royalty trusts are effectively precluded from internally originating new oil and gas prospects. Therefore, these royalty trusts typically grow through acquisition of producing companies or those with proven reserves of oil and gas, funded through the issuance of additional equity or, where the trust is able, additional debt. Consequently, oil royalty trusts are considered less exposed to the uncertainties faced by a traditional exploration and production corporation. However, they are still exposed to commodity risk and reserve risk, as well as operating risk.


The operations and financial condition of oil royalty trusts, and the amount of distributions or dividends paid on their securities, is dependent on oil prices. Prices for commodities vary and are determined by supply and demand factors, including weather and general economic and political conditions. A decline in oil prices could have a substantial adverse effect on the operations and financial conditions of the trusts. Such trusts are also subject to the risk of an adverse change in the regulations of the natural resource industry and other operational risks relating to the energy sector. In addition, the underlying operating companies held or controlled by the trusts are usually involved in oil exploration; however, such companies may not be successful in holding, discovering, or exploiting adequate commercial quantities of oil, the failure of which will adversely affect their values. Even if successful, oil and gas prices have fluctuated widely during the most recent years and may continue to do so in the future. The combination of global demand growth and depleting reserves, together with current geopolitical instability, will likely continue to support strong crude oil prices over the long term. However, there is no guarantee that these prices will not decline. Declining crude oil prices may cause a fund to incur losses on its investments. In addition, the demand in and supply to the developing markets could be affected by other factors such as restrictions on imports, increased taxation, and creation of government monopolies, as well as social, economic and political uncertainty and instability. Furthermore, there is no guarantee that non-conventional sources of natural gas will not be discovered which would adversely affect the oil industry.


Moreover, as the underlying oil and gas reserves are produced, the remaining reserves attributable to the royalty trust are depleted. The ability of a royalty trust to replace reserves is therefore fundamental to its ability to maintain distribution levels and unit prices over time. Certain royalty trusts have demonstrated consistent positive reserve growth year-over-year and, as such, certain royalty trusts have been successful to date in this respect and are thus currently trading at unit prices significantly higher than those of five or ten years ago. Oil royalty trusts manage reserve depletion through reserve additions resulting from internal capital development activities and through acquisitions. When a fund invests in foreign oil royalty trusts, it will also be subject to foreign securities risks.


INDEXED SECURITIES. A fund may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators (reference instruments). Most indexed securities have maturities of three years or less.


Indexed securities differ from other types of debt securities in which a fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a US dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).


Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Also, indexed securities may be more volatile than the reference instruments underlying the indexed securities. Finally, a fund's investments in certain indexed securities may generate taxable income in excess of the interest paid on the securities to a fund, which may cause a fund to sell investments to obtain cash to make income distributions (including at a time when it may not be advantageous to do so).

INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS. Industrial Development and Pollution Control Bonds (which are types of private activity bonds), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality, but are secured by the revenues of the authority derived from payments by the industrial user. Consequently, the credit quality of these securities depends upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations. Under federal tax legislation, certain types of Industrial Development Bonds and Pollution Control Bonds may no longer be issued on a tax-exempt basis, although previously issued bonds of these types and certain refundings of such bonds are not affected.


INFLATION-INDEXED BONDS. A fund may purchase inflation-indexed securities issued by the US Treasury, US government agencies and instrumentalities other than the US Treasury, and entities other than the US Treasury or US government agencies and instrumentalities.


Inflation-indexed bonds are fixed income securities or other instruments whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The US Treasury and some other issuers use a structure that accrues inflation on either a current or lagged basis into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semi-annual coupon.


Inflation-indexed securities issued by the US Treasury have maturities of approximately five, ten or twenty years, although it is possible that securities with other maturities will be issued in the future. The US Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If the rate of inflation during the second half of the year resulted in the whole year's inflation equaling 3%, the end of year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).


If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and, consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal on maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. A fund may also invest in other inflation related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, if a fund purchases inflation-indexed bonds offered by foreign issuers, the rate of inflation measured by the foreign inflation index may not be correlated to the rate of inflation in the US.


The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in interest rates. In the event of sustained deflation, it is possible that the amount of semiannual interest payments, the inflation-adjusted principal of the security and the value of the stripped components, will decrease. If any of these possibilities are realized, a fund's net asset value could be negatively affected.


While these securities are expected to provide protection from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of US inflation-indexed bonds is generally linked to the Consumer Price Index for Urban Consumers (CPI-U), which is calculated monthly by the US Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by the applicable government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the US. Finally, income distributions of a fund are likely to fluctuate more than those of a conventional bond fund.


The taxation of inflation-indexed US Treasury securities is similar to the taxation of conventional bonds. Both interest payments and the difference between original principal and the inflation-adjusted principal will be treated as interest income subject to taxation. Interest payments are taxable when received or accrued. The inflation adjustment to the principal is subject to tax in the year the adjustment is made, not at maturity of the security when the cash from the repayment of principal is received. If an upward adjustment has been made (which typically should happen), investors in non-tax-deferred accounts will pay taxes on this amount currently. Decreases in the indexed principal can be deducted only from current or previous interest payments reported as income.


Inflation-indexed US Treasury securities therefore have a potential cash flow mismatch to an investor, because investors must pay taxes on the inflation-adjusted principal before the repayment of principal is received. It is possible that, particularly for high income tax bracket investors, inflation-indexed US Treasury securities would not generate enough income in a given year to cover the tax liability they could create. This is similar to the current tax treatment for zero-coupon bonds and other discount securities. If inflation-indexed US Treasury securities are sold prior to maturity, capital losses or gains are realized in the same manner as traditional bonds.


Inflation-indexed securities are designed to offer a return linked to inflation, thereby protecting future purchasing power of the money invested in them. However, inflation-indexed securities provide this protected return only if held to maturity. In addition, inflation-indexed securities may not trade at par value. Real interest rates (the market rate of interest less the anticipated rate of inflation) change over time as a result of many factors, such as what investors are demanding as a true value for money. When real rates do change, inflation-indexed securities prices will be more sensitive to these changes than conventional bonds, because these securities were sold originally based upon a real interest rate that is no longer prevailing. Should market expectations for real interest rates rise, the price of inflation-indexed securities held by a fund may fall, resulting in a decrease in the share price of a fund.


INTEREST RATE STRATEGIES. In addition to a fund's main investment strategy, certain funds seek to enhance returns by employing a rules-based methodology to identify interest rate trends across developed markets using derivatives (contracts whose value are based on, for example, indices, currencies or securities), in particular buying and selling interest rate futures contracts. The success of the interest rate futures strategies depends, in part, on the effectiveness and implementation of the Advisor's proprietary models. If the Advisor's analysis proves to be incorrect, losses to a fund may be significant, possibly exceeding the amounts invested in the interest rate futures contracts. The risk of loss is heightened during periods of rapid increases in interest rates.



INTERFUND BORROWING AND LENDING PROGRAM. The DWS funds have received exemptive relief from the SEC, which permits the funds to participate in an interfund lending program. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with a fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Board.


INVERSE FLOATERS. A fund may invest in inverse floaters. Inverse floaters are debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Investments in this type of security involve special risks as compared to investments in, for example, a fixed rate municipal security. The debt instrument in which a fund invests may be a tender option bond trust (the trust), which can be established by a fund, a financial institution or a broker, consisting of underlying municipal obligations with intermediate to long maturities and a fixed interest rate. Other investors in the trust usually consist of money market fund investors receiving weekly floating interest rate payments who have put options with the financial institutions. A fund may enter into shortfall and forbearance agreements by which a fund agrees to reimburse the trust, in certain circumstances, for the difference between the liquidation value of the fixed rate municipal security held by the trust and the liquidation value of the floating rate notes. A fund could lose money and its NAV could decline as a result of investments in inverse floaters if movements in interest rates are incorrectly anticipated. Moreover, the markets for inverse floaters may be less developed and may have less liquidity than the markets for more traditional municipal securities, especially during periods of instability in the credit markets. An inverse floater may exhibit greater price volatility than a fixed-rate obligation of similar credit quality. When a fund holds inverse floating rate securities, an increase in market interest rates will adversely affect the income received from such securities and the net asset value of a fund's shares.


INVESTMENT COMPANIES AND OTHER POOLED INVESTMENT VEHICLES. A fund may acquire securities of other registered investment companies and other pooled investment vehicles (collectively, investment funds) to the extent that such investments are consistent with its investment objective, policies, strategies and restrictions and the limitations of the 1940 Act. A money market fund that is operated in accordance with Rule 2a-7 under the 1940 Act may acquire shares of other money market mutual funds to the extent consistent with its investment policies and restrictions set forth in its prospectus. Investment funds may include mutual funds, closed-end funds, exchange-traded funds (ETFs) and hedge funds (including investment funds managed by the Advisor and its affiliates). A fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment funds.



Because a fund may acquire securities of funds managed by the Advisor or an affiliate of the Advisor, the Advisor may have a conflict of interest in selecting funds. The Advisor considers such conflicts of interest as part of its investment process and has established practices designed to minimize such conflicts. The Advisor, any subadvisor and any affiliates of the Advisor, as applicable, earn fees at varying rates for providing services to underlying DWS funds. The Advisor and any subadvisor may, therefore, have a conflict of interest in selecting underlying DWS funds and in determining whether to invest in an unaffiliated fund from which they will not receive any fees. However, the Advisor and any subadvisor to a fund will select investments that it believes are appropriate to meet the fund's investment objectives.



ETFs and closed-end funds trade on a securities exchange and their shares may trade at a premium or discount to their net asset value. A fund will incur brokerage costs when it buys and sells shares of ETFs and closed-end funds. ETFs that seek to track the composition and performance of a specific index may not replicate exactly the performance of their specified index because of trading costs and operating expenses incurred by the ETF. At times, there may not be an active trading market for shares of some ETFs and closed-end funds and trading of ETF and closed-end fund shares may be halted or delisted by the listing exchange.



To the extent consistent with its investment objective, policies, strategies and restrictions, a fund may invest in commodity-related ETFs. Certain commodity-related ETFs may not be registered as investment companies under the 1940 Act and shareholders of such commodity-related ETFs, including the investing DWS fund, will not have the regulatory protections provided to investors in registered investment companies. Commodity-related ETFs may invest in commodities directly (such as purchasing gold) or they may seek to track a commodities index by investing in commodity-linked derivative instruments. Commodity-related ETFs are subject to the risks associated with the commodities or commodity-linked derivative instruments in which they invest. A fund's ability to invest in commodity-related ETFs may be limited by its intention to qualify as a regulated investment company under the Code. In addition, under recent amendments to rules of the Commodity Futures Trading Commission (CFTC), a fund's investment in commodity-related ETFs may subject the fund and/or the Advisor to certain registration, disclosure and reporting requirements of the CFTC. The Advisor will monitor a fund's use of commodity-related ETFs to determine whether the fund and/or the Advisor will need to comply with CFTC rules.


To the extent consistent with its investment objective, policies, strategies and restrictions, a fund may seek exposure to alternative asset classes or strategies through investment in private funds, including hedge funds. A fund may substitute derivative instruments, including warrants and swaps, whose values are tied to the value of underlying hedge funds in lieu of a direct investment in hedge funds. A derivative instrument whose value is tied to one or more hedge funds or hedge fund indices will be subject to the market and other risks associated with the underlying assets held by the hedge fund. Hedge funds are not subject to the provisions of the 1940 Act or the reporting requirements of the Securities Exchange Act of 1934, as amended, and their advisors may not be subject to the Investment Advisers Act of 1940, as amended. Investments in hedge funds are illiquid and may be less transparent than an investment in a registered investment company. There are no market quotes for securities of hedge funds and hedge funds generally value their interests no more frequently than monthly or quarterly, in some cases. An investment in a derivative instrument based on a hedge fund may be subject to some or all of the structural risks associated with a direct investment in a hedge fund.


INVESTMENT-GRADE BONDS. A fund may purchase "investment-grade" bonds, which are those rated within the top four credit ratings categories by Moody's, S&P, or Fitch, or, if unrated, judged to be of equivalent quality as determined by the Advisor. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. To the extent that a fund invests in higher-grade securities, a fund will not be able to avail itself of opportunities for higher income which may be available at lower grades.


IPO RISK. Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. A fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences.


LENDING OF PORTFOLIO SECURITIES. To generate additional income, a fund may lend a percentage of its investment securities to approved institutional borrowers who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations, in exchange for collateral in the form of cash or US government securities. By lending its investment securities, a fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would belong to a fund. A fund may lend its investment securities so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder, which currently require that: (a) the borrower pledge and maintain with a fund collateral consisting of liquid, unencumbered assets having a value at all times not less than 100% of the value of the securities loaned; (b) the borrower add to such collateral whenever the price of the securities loaned rises or the value of non-cash collateral declines (i.e., the borrower "marks to the market" on a daily basis); (c) the loan be made subject to termination by a fund at any time; and
(d) a fund receives a reasonable return on the loan (consisting of the return achieved on investment of the cash collateral, less the rebate owed to borrowers, plus distributions on the loaned securities and any increase in their market value).


A fund may pay reasonable fees in connection with loaned securities, pursuant to written contracts, including fees paid to a fund's custodian and fees paid to a securities lending agent, including a securities lending agent that is an affiliate of the Advisor. Voting rights may pass with the loaned securities, but if an event occurs that the Advisor determines to be a material event affecting an investment on loan, the loan must be called and the securities voted. Pursuant to an exemptive order granted by the SEC, cash collateral received by a fund may be invested in a money market fund managed by the Advisor (or one of its affiliates).


A fund is subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments. To the extent the value or return of a fund's investments of the cash collateral declines below the amount owed to a borrower, a fund may incur losses that exceed the amount it earned on lending the security. If the borrower defaults on its obligation to return securities lent because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities lent or gaining access to collateral. If a fund is not able to recover securities lent, a fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. However, loans will be made only to borrowers selected by a fund's delegate after a commercially reasonable review of relevant facts and circumstances, including the creditworthiness of the borrower.


MASTER LIMITED PARTNERSHIPS (MLPS). Master Limited Partnerships, or MLPs, are entities that receive partnership taxation treatment under the Code and whose interests or "units" are traded on securities exchanges like shares of corporate stock. Due to their partnership structure, MLPs generally do not pay income taxes. To be treated as a partnership for US federal income tax purposes, an MLP must derive at least 90% of its gross income for each taxable year from qualifying sources, including activities such as exploration, development, mining, production, processing, refining, transportation, storage and certain marketing of mineral or natural resources.


A fund may invest in upstream MLPs, downstream MLPs, midstream MLPs, coal MLPs, propane MLPs, or other MLPs with assets that are used in the energy infrastructure sector. Midstream MLPs are generally engaged in the treatment, gathering, compression, processing, transportation, transmission, fractionation, storage and terminalling of natural gas, natural gas liquids, crude oil, refined products or coal. Midstream MLPs also may operate ancillary businesses including marketing of energy products and logistical services. Upstream MLPs are primarily engaged in the exploration, recovery, development and production of crude oil, natural gas, and natural gas liquids. Downstream MLPs are primarily engaged in the processing, treatment, and refining of natural gas liquids and crude oil. Coal MLPs are engaged in the owning, leasing, managing, production and sale of various grades of steam and metallurgical grades of coal. Propane MLPs are engaged in the distribution of propane to homeowners for space and water heating and to commercial, industrial and agricultural customers. The MLPs in which a fund may invest might also own other assets that are used in the energy infrastructure sector, including assets used in exploring, developing, producing, generating, transporting, transmitting, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity, or may provide energy-related services such as refining and distribution of specialty refined products. MLPs may also engage in owning, managing and transporting alternative energy assets, including alternative fuels such as ethanol, hydrogen and biodiesel.


MLPs are generally organized under state law as limited partnerships or limited liability companies. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP, has an ownership stake in the MLP and may be eligible to receive an incentive distribution. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity, and receive cash distributions. Equity securities issued by MLPs generally consist of common units, subordinated units, and preferred units.


MLP common units are typically listed and traded on US securities exchanges, including the NYSE and the NASDAQ Stock Market (NASDAQ). A fund may purchase such common units through open market transactions and underwritten offerings, but may also acquire common units through direct placements and privately negotiated transactions. Holders of MLP common units have limited control and voting rights. Holders of MLP common units are typically entitled to receive a minimum quarterly distribution (MQD) from the issuer, and typically have a right, to the extent that an MLP fails to make a previous MQD, to recover in future distributions the amount by which the MQD was short (arrearage rights). Generally, an MLP must pay (or set aside for payment) the MQD to holders of common units before any distributions may be paid to subordinated unitholders. In addition, incentive distributions are typically not paid to the general partner or managing member unless the quarterly distributions on the common units exceed specified threshold levels above the MQD. In the event of a liquidation, common unitholders are intended to have a preference with respect to the remaining assets of the issuer over holders of subordinated units. MLPs also issue different classes of common units that may have different voting, trading and distribution rights.

MLP subordinated units, which, like common units, represent limited partner or member interests, are not typically listed or traded on an exchange. A fund may purchase outstanding subordinated units through negotiated transactions directly with holders of such units or newly issued subordinated units directly from the issuer. Holders of such subordinated units are generally entitled to receive a distribution only after the MQD and any arrearages from prior quarters have been paid to holders of common units. Holders of subordinated units typically have the right to receive distributions before any incentive distributions are payable to the general partner or managing member. Subordinated units generally do not provide arrearage rights. Most MLP subordinated units are convertible into common units after the passage of a specified period of time or upon the achievement by the issuer of specified financial goals. MLPs also issue different classes of subordinated units that may have different voting, trading, and distribution rights.


MLP convertible subordinated units are typically issued by MLPs to founders, corporate general partners of MLPs, entities that sell assets to MLPs, and institutional investors. Convertible subordinated units increase the likelihood that, during the subordination period, there will be available cash to be distributed to common unitholders. MLP convertible subordinated units generally are not entitled to distributions until holders of common units have received their specified MQD, plus any arrearages, and may receive less than common unitholders in distributions upon liquidation. Convertible subordinated unitholders generally are entitled to MQD prior to the payment of incentive distributions to the general partner, but are not entitled to arrearage rights. Therefore, MLP convertible subordinated units generally entail greater risk than MLP common units. Convertible subordinated units are generally convertible automatically into senior common units of the same issuer at a one-to-one ratio upon the passage of time or the satisfaction of certain financial tests. Convertible subordinated units do not trade on a national exchange or over-the-counter (OTC), and there is no active market for them. The value of a convertible subordinated unit is a function of its worth if converted into the underlying common units. Convertible subordinated units generally have similar voting rights as do MLP common units. Distributions may be paid in cash or in-kind.


MLP preferred units are not typically listed or traded on an exchange. A fund may purchase MLP preferred units through negotiated transactions directly with MLPs, affiliates of MLPs and institutional holders of such units. Holders of MLP preferred units can be entitled to a wide range of voting and other rights, depending on the structure of each separate security.


The general partner or managing member interest in an MLP is typically retained by the original sponsors of an MLP such as its founders, corporate partners and entities that sell assets to the MLP. The holder of the general partner or managing member interest can be liable in certain circumstances for amounts greater than the amount of the holder's investment in the general partner or managing member. General partner or managing member interests often confer direct board participation rights in, and in many cases control over the operations of, the MLP. General partner or managing member interests can be privately held or owned by publicly traded entities. General partner or managing member interests receive cash distributions, typically in an amount of up to 2% of available cash, which is contractually defined in the partnership or limited liability company agreement. In addition, holders of general partner or managing member interests typically receive incentive distribution rights
(IDRs), which provide them with an increasing share of the entity's aggregate cash distributions upon the payment of per common unit distributions that exceed specified threshold levels above the MQD. Incentive distributions to a general partner are designed to encourage the general partner, who controls and operates the partnership, to maximize the partnership's cash flow and increase distributions to the limited partners. Due to the IDRs, general partners of MLPs have higher distribution growth prospects than their underlying MLPs, but quarterly incentive distribution payments would also decline at a greater rate than the decline rate in quarterly distributions to common and subordinated unitholders in the event of a reduction in the MLP's quarterly distribution. The ability of the limited partners or members to remove the general partner or managing member without cause is typically very limited. In addition, some MLPs permit the holder of IDRs to reset, under specified circumstances, the incentive distribution levels and receive compensation in exchange for the distribution rights given up in the reset.


Debt securities issued by MLPs may include those rated below investment grade. Investments in such securities may not offer the tax characteristics of equity securities of MLPs.

Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation. Conflicts of interest may exist among unitholders, subordinated unitholders and the general partner of an MLP, including those arising from incentive distribution payments. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. Investments held by MLPs may be illiquid. MLP units may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies. Holders of MLP units could potentially become subject to liability for all the obligations of an MLP, if a court determines that the rights of the unitholders to take certain action under the limited partnership agreement would constitute "control" of the business of that MLP, or if a court or governmental agency determines that the MLP is conducting business in a state without complying with the limited partnership statute of that state.


MLP Limited Liability Company Common Units. Some energy infrastructure companies in which a fund may invest have been organized as limited liability companies (MLP LLCs). Such MLP LLCs are treated in the same manner as MLPs for federal income tax purposes. A fund may invest in common units or other securities of such MLP LLCs. MLP LLC common units represent an equity ownership interest in an MLP LLC, entitling the holders to a share of the MLP LLC's success through distributions and/or capital appreciation. Similar to MLPs, MLP LLCs typically do not pay federal income tax at the entity level and are required by their operating agreements to distribute a large percentage of their current operating earnings. MLP LLC common unitholders generally have first right to an MQD prior to distributions to subordinated unitholders and typically have arrearage rights if the MQD is not met. In the event of liquidation, MLP LLC common unitholders have first right to the MLP LLC's remaining assets after bondholders, other debt holders and preferred unitholders, if any, have been paid in full. MLP LLC common units trade on a national securities exchange or OTC. In contrast to MLPs, MLP LLCs have no general partner and there are generally no incentives that entitle management or other unitholders to increased percentages of cash distributions as distributions reach higher target levels. In addition, MLP LLC common unitholders typically have voting rights with respect to the MLP LLC, whereas MLP common units have limited voting rights.


MLP Affiliates. A fund may invest in equity and debt securities issued by affiliates of MLPs, including the general partners or managing members of MLPs and companies that own MLP general partner interests and are energy infrastructure companies. Such issuers may be organized and/or taxed as corporations and therefore may not offer the advantageous tax characteristics of MLP units. A fund may purchase such other MLP equity securities through market transactions, but may also do so through direct placements.


MLP I-Units. I-Units represent an indirect ownership interest in an MLP and are issued by an MLP affiliate. The MLP affiliate uses the proceeds from the sale of I-Units to purchase limited partnership interests in its affiliated MLP. Thus, I-Units represent an indirect interest in an MLP. I-Units have limited voting rights and are similar in that respect to MLP common units. I-Units differ from MLP common units primarily in that instead of receiving cash distributions, holders of I-Units will receive distributions of additional I-Units in an amount equal to the cash distributions received by common unitholders. I-Units are traded on the NYSE. Issuers of MLP I-Units are treated as corporations and not partnerships for tax purposes.


Private Investment in Public Equities (PIPEs). A fund may elect to invest in PIPEs and other unregistered or otherwise restricted securities issued by public MLPs and similar entities, including unregistered MLP preferred units. Most such private securities are expected to be liquid within six to nine months of funding, but may also have significantly longer or shorter restricted periods. PIPEs involve the direct placement of equity securities to a purchaser such as a fund. Equity issued in this manner is often unregistered and therefore less liquid than equity issued through a public offering. Such private equity offerings provide issuers greater flexibility in structure and timing as compared to public offerings. Below are some of the reasons MLPs choose to issue equity through private placements.


MLPs typically distribute all of their available cash at the end of each quarter, and therefore generally finance acquisitions through the issuance of additional equity and debt securities. PIPEs allow MLPs to structure the equity funding to close concurrently with an acquisition, thereby eliminating or reducing the equity funding risk. This avoids equity overhang issues and can ease rating agency concerns over interim excessive leverage associated with an acquisition.

Generally an MLP unit price declines when investors know the MLP will be issuing public equity in the near term. An example of this is when an MLP closes a sizeable acquisition funded under its credit facility or with another form of debt financing. In this situation, equity investors will typically wait for the public offering to provide additional liquidity, and therefore the demand for units is reduced, and the unit price falls. Issuing units through a PIPE in conjunction with the acquisition eliminates this equity overhang.


Public equity offerings for MLPs are typically allocated primarily to retail investors. Private placements allow issuers to access new pools of equity capital. In addition, institutional investors, such as the Fund, that participate in PIPEs are potential investors for future equity financings.


Certain acquisitions and organic development projects require a more structured form of equity. For example, organic projects that require significant capital expenditures that do not generate near-term cash flow may require a class of equity that does not pay a distribution for a certain period. The public equity market is generally not an efficient venue to raise this type of specialized equity. Given the significant number of organic projects that have been announced by MLPs, the private placement of PIPEs are believed to be likely to remain an important funding component in the MLP sector.


Some issuers prefer the certainty of a private placement at a specified fixed discount, compared to the uncertainty of a public offering. The underwriting costs of a public equity issuance in the MLP space can significantly reduce gross equity proceeds, and the unit price of the issuance can decline during the marketing of a public deal, resulting in increased cost to an issuer. The cost of a PIPE can be competitive with that of a public issuance while providing greater certainty of funding.


Unlike public equity offerings, private placements are typically more time-efficient for management teams, with negotiations, due diligence and marketing required only for a small targeted group of sophisticated institutional investors.


Financial sponsors, founding partners and/or parent companies typically own significant stakes in MLPs in the form of subordinated units. As these units are not registered, monetization alternatives are limited. PIPEs provide liquidity in these situations.


Many MLPs rely on the private placement market as a source of equity capital. Given the limitations in raising equity from a predominantly retail investor base and the tax and administrative constraints to significant institutional participation, PIPEs have been a popular financing alternative with many MLPs.


MICRO-CAP COMPANIES. Micro-capitalization company stocks have customarily involved more investment risk than large company stocks. There can be no assurance that this will continue to be true in the future. Micro-capitalization companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. The prices of micro-capitalization company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information.


Also, because micro-capitalization companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for a fund to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices.


Some of the companies in which a fund may invest may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel. The securities of micro-capitalization companies are often traded over-the-counter and may not be traded in the volumes typical on a national securities exchange. Consequently, in order to sell this type of holding, a fund may need to discount the securities from recent prices or dispose of the securities over a long period of time.

MINING AND EXPLORATION RISKS. The business of mining by its nature involves significant risks and hazards, including environmental hazards, industrial accidents, labor disputes, discharge of toxic chemicals, fire, drought, flooding and natural acts. The occurrence of any of these hazards can delay production, increase production costs and result in liability to the operator of the mines. A mining operation may become subject to liability for pollution or other hazards against which it has not insured or cannot insure, including those in respect of past mining activities for which it was not responsible.


Exploration for gold and other precious metals is speculative in nature, involves many risks and frequently is unsuccessful. There can be no assurance that any mineralisation discovered will result in an increase in the proven and probable reserves of a mining operation. If reserves are developed, it can take a number of years from the initial phases of drilling and identification of mineralisation until production is possible, during which time the economic feasibility of production may change. Substantial expenditures are required to establish ore reserves properties and to construct mining and processing facilities. As a result of these uncertainties, no assurance can be given that the exploration programs undertaken by a particular mining operation will actually result in any new commercial mining.


MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent direct or indirect participations in or obligations collateralized by and payable from mortgage loans secured by real property, which may include subprime mortgages. A fund may invest in mortgage-backed securities issued or guaranteed by (i) US Government agencies or instrumentalities such as the Government National Mortgage Association (GNMA) (also known as Ginnie Mae), the Federal National Mortgage Association (FNMA) (also known as Fannie Mae) and the Federal Home Loan Mortgage Corporation (FHLMC) (also known as Freddie Mac) or (ii) other issuers, including private companies.


GNMA is a government-owned corporation that is an agency of the US Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. Until recently, FNMA and FHLMC were government-sponsored corporations owned entirely by private stockholders. Both issue mortgage-related securities that contain guarantees as to timely payment of interest and principal but that are not backed by the full faith and credit of the US government. The value of the companies' securities fell sharply in 2008 due to concerns that the firms did not have sufficient capital to offset losses. In mid-2008, the US Treasury was authorized to increase the size of home loans that FNMA and FHLMC could purchase in certain residential areas and, until 2009, to lend FNMA and FHLMC emergency funds and to purchase the companies' stock. In September 2008, the US Treasury announced that FNMA and FHLMC had been placed in conservatorship by the Federal Housing Finance Agency
(FHFA), a newly created independent regulator created under the Federal Housing Finance Regulatory Reform Act of 2008 (Reform Act). In addition to placing the companies in conservatorship, the US Treasury announced three additional steps that it intended to take with respect to FNMA and FHLMC. First, the US Treasury has entered into senior preferred stock purchase agreements ("SPSPAs") under which, if the FHFA determines that FNMA's or FHLMC's liabilities have exceeded its assets under generally accepted accounting principles, the US Treasury will contribute cash capital to the company in an amount equal to the difference between liabilities and assets. The SPSPAs are designed to provide protection to the senior and subordinated debt and the mortgage-backed securities issued by FNMA and FHLMC. Second, the US Treasury established a new secured lending credit facility that is available to FNMA and FHLMC, which terminated on December 31, 2009. Third, the US Treasury initiated a temporary program to purchase FNMA and FHLMC mortgage-backed securities, which terminated on December 31, 2009. No assurance can be given that the US Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful, or, with respect to initiatives that have expired, that the US Treasury would undertake similar initiatives in the future.


FHFA, as conservator or receiver for FNMA and FHLMC, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA's appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA's or FHLMC's affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver. FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA's or FHLMC's assets available therefor.


In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders. Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.


In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of forty-five (45) or ninety (90) days following the appointment of FHFA as conservator or receiver, respectively.


The market value and yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and may expose a fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by a fund, the prepayment right will tend to limit to some degree the increase in net asset value of a fund because the value of the mortgage-backed securities held by a fund may not appreciate as rapidly as the price of non-callable debt securities. Mortgage-backed securities are subject to the risk of prepayment and the risk that the underlying loans will not be repaid. Because principal may be prepaid at any time, mortgage-backed securities may involve significantly greater price and yield volatility than traditional debt securities. At times, a fund may invest in securities that pay higher than market interest rates by paying a premium above the securities' par value. Prepayments of these securities may cause losses on securities purchased at a premium. Unscheduled payments, which are made at par value, will cause a fund to experience a loss equal to any unamortized premium.


When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the life of a mortgage-related security and increasing the price volatility of that security, affecting the price volatility of a fund's shares. The negative effect of interest rate increases on the market-value of mortgage backed securities is usually more pronounced than it is for other types of fixed-income securities potentially increasing the volatility of a fund.


Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.


Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A fund may buy mortgage-related securities without insurance or guarantees. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.


Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. There can be no assurance that the average estimated life of portfolio securities will be the actual average life of such securities.


Fannie Mae Certificates. Fannie Mae is a federally chartered corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. The obligations of Fannie Mae are obligations solely of Fannie Mae and are not backed by the full faith and credit of the US government.


Each Fannie Mae Certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (1) fixed-rate level payment mortgage loans; (2) fixed-rate growing equity mortgage loans; (3) fixed-rate graduated payment mortgage loans;
(4) variable rate mortgage loans; (5) other adjustable rate mortgage loans; and
(6) fixed-rate and adjustable mortgage loans secured by multifamily projects.


Freddie Mac Certificates. Freddie Mac is a federally chartered corporation of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended (FHLMC Act). The obligations of Freddie Mac are obligations solely of Freddie Mac and are not backed by the full faith and credit of the US government.


Freddie Mac Certificates represent a pro rata interest in a group of conventional mortgage loans (Freddie Mac Certificate group) purchased by Freddie Mac. The mortgage loans underlying the Freddie Mac Certificates will consist of fixed-rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. A Freddie Mac Certificate group may include whole loans, participating interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.


Ginnie Mae Certificates. The National Housing Act of 1934, as amended (Housing
Act), authorizes Ginnie Mae to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 (FHA Loans), or guaranteed by the Department of Veterans Affairs under the Servicemen's Readjustment Act of 1944, as amended (VA Loans), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the US government is pledged to the payment of all amounts that may be required to be paid under any Ginnie Mae guaranty. In order to meet its obligations under such guaranty, Ginnie Mae is authorized to borrow from the US Treasury with no limitations as to amount.


The Ginnie Mae Certificates in which a fund invests will represent a pro rata interest in one or more pools of the following types of mortgage loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate graduated payment mortgage loans; (3) fixed-rate growing equity mortgage loans; (4) fixed-rate mortgage loans secured by manufactured (mobile) homes; (5) mortgage loans on multifamily residential properties under construction; (6) mortgage loans on completed multifamily projects; (7) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buy down" mortgage loans); (8) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (9) mortgage backed serial notes.


Multiple Class Mortgage-Backed Securities. A fund may invest in multiple class mortgage-backed securities including collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMIC Certificates). These securities may be issued by US government agencies and instrumentalities such as Fannie Mae or Freddie Mac or by trusts formed by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of mortgage loans or mortgage-backed securities the payments on which are used to make payments on the CMOs or multiple class mortgage-backed securities. REMIC Certificates represent beneficial ownership interests in a REMIC trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage-backed securities. To the extent that a CMO or REMIC Certificate is collateralized by Ginnie Mae guaranteed mortgage-backed securities, holders of the CMO or REMIC Certificate receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether the mortgagor actually makes the payments, as a result of the GNMA guaranty, which is backed by the full faith and credit of the US government. The obligations of Fannie Mae or Freddie Mac under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae or Freddie Mac, respectively.


Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. These certificates are obligations solely of Fannie Mae and are not backed by the full faith and credit of the US government. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.


Freddie Mac guarantees the timely payment of interest on Freddie Mac REMIC Certificates and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates
(PCs). These certificates are obligations solely of Freddie Mac and are not backed by the full faith and credit of the US government. PCs represent undivided interests in specified level payment residential mortgages or participations therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal of certain PCs.


CMOs and REMIC Certificates are issued in multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the underlying mortgage loans or the mortgage-backed securities underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.


The principal of and interest on the mortgage-backed securities may be allocated among the several tranches in various ways. In certain structures (known as sequential pay CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the mortgage-backed securities generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full. Additional structures of CMOs and REMIC Certificates include, among others, "parallel pay" CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the mortgage-backed securities to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.


A wide variety of REMIC Certificates may be issued in parallel pay or sequential pay structures. These securities include accrual certificates (Z Bonds), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class (PAC) certificates, which are parallel pay REMIC Certificates that generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (PAC Certificates), even though all other principal payments and prepayments of the mortgage-backed securities are then required to be applied to one or more other classes of the PAC Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage-backed securities. These tranches tend to have market prices and yields that are much more volatile than other PAC classes.


The prices of certain CMOs and REMIC Certificates, depending on their structure and the rate of prepayments, may be volatile. Some CMOs may also not be as liquid as other securities. In addition, the value of a CMO or REMIC Certificate, including those collateralized by mortgage-backed securities issued or guaranteed by US government agencies or instrumentalities, may be affected by other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets, or the entities providing credit enhancement. The value of these securities also can depend on the ability of their servicers to service the underlying collateral and is, therefore, subject to risks associated with servicers' performance, including mishandling of documentation. A fund is permitted to invest in other types of mortgage-backed securities that may be available in the future to the extent consistent with its investment policies and objective.


Impact of Sub-Prime Mortgage Market. A fund may invest in mortgage-backed, asset-backed and other fixed-income securities whose value and liquidity may be adversely affected by the critical downturn in the sub-prime mortgage lending market in the US. Sub-prime loans, which have higher interest rates, are made to borrowers with low credit ratings or other factors that increase the risk of default. Concerns about widespread defaults on sub-prime loans have also created heightened volatility and turmoil in the general credit markets. As a result, a fund's investments in certain fixed-income securities may decline in value, their market value may be more difficult to determine, and a fund may have more difficulty disposing of them.


MUNICIPAL LEASES, CERTIFICATES OF PARTICIPATION AND OTHER PARTICIPATION INTERESTS. A municipal lease is an obligation in the form of a lease or installment purchase contract that is issued by a state or local government to acquire equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance (as well as regular Federal income tax). Municipal leases frequently involve special risks not normally associated with general obligation or revenue bonds, such as non-payment and the risk of bankruptcy of the issuer. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Thus, a fund's investment in municipal leases will be subject to the special risk that the governmental issuer may not appropriate funds for lease payments.

In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in an unsatisfactory or delayed recoupment of a fund's original investment.


Certificates of participation represent undivided interests in municipal leases, installment purchase contracts or other instruments. The certificates are typically issued by a trust or other entity that has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase contracts.


Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purpose of a fund's limitations on investments in illiquid securities. Other municipal lease obligations and certificates of participation acquired by a fund may be determined by the Advisor, pursuant to guidelines adopted by the Board, to be liquid securities for the purpose of a fund's limitation on investments in illiquid securities. In determining the liquidity of municipal lease obligations and certificates of participation, the Advisor will consider a variety of factors including: (1) dealer undertakings to make a market in the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the security and market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.) In addition, the Advisor will consider factors unique to particular lease obligations and certificates of participation affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a fund.


A fund may purchase participations in municipal securities held by a commercial bank or other financial institution, provided the participation interest is fully insured. Such participations provide a fund with the right to a pro rata undivided interest in the underlying municipal securities. In addition, such participations generally provide a fund with the right to demand payment, on not more than seven days notice, of all or any part of a fund's participation interest in the underlying municipal security, plus accrued interest.


Each participation is backed by an irrevocable letter of credit or guarantee of the selling bank that the Advisor has determined meets the prescribed quality standards of a fund. Therefore, either the credit of the issuer of the municipal obligation or the selling bank, or both, will meet the quality standards of the particular fund. A fund has the right to sell the participation back to the bank after seven days' notice for the full principal amount of a fund's interest in the municipal obligation plus accrued interest, but only (i) as required to provide liquidity to a fund, (ii) to maintain a high quality investment portfolio or (iii) upon a default under the terms of the municipal obligation. The selling bank will receive a fee from a fund in connection with the arrangement.


Participation interests in municipal securities are subject to the same general risks as participation interests in bank loans, as described in the Bank Loans section above. Such risks include credit risk, interest rate risk, and liquidity risk, as well as the potential liability associated with being a lender. If a fund purchases a participation, it may only be able to enforce its rights through the participating lender, and may assume the credit risk of both the lender and the borrower.


MUNICIPAL SECURITIES. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. The interest on these obligations is generally exempt from regular federal income tax in the hands of most investors. The two principal classifications of municipal obligations are "notes" and "bonds." Municipal notes and bonds have different maturities and a fund may acquire "notes" and "bonds" with maturities that meets its particular investment policies and restrictions set forth in its prospectus.


Municipal notes are generally used to provide for short-term capital needs. Municipal notes include: Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, and Construction Loan Notes. Tax Anticipation Notes are sold to finance working capital needs of municipalities. They are generally payable from specific tax revenues expected to be received at a future date, such as income, sales, property, use and business taxes. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenue, such as federal revenues available under federal revenue sharing programs. Bond Anticipation Notes are sold to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds provide the funds needed for the repayment of the notes. Construction Loan Notes are sold to provide construction financing. After the projects are successfully completed and accepted, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae (Federal National Mortgage Association) or Ginnie Mae (Government National Mortgage Association). These notes are secured by mortgage notes insured by the Federal Housing Authority; however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default. The obligations of an issuer of municipal notes are generally secured by the anticipated revenues from taxes, grants or bond financing. An investment in such instruments, however, presents a risk that the anticipated revenues will not be received or that such revenues will be insufficient to satisfy the issuer's payment obligations under the notes or that refinancing will be otherwise unavailable. There are, of course, a number of other types of notes issued for different purposes and secured differently from those described above.


Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: "general obligation" bonds and "revenue" bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security behind general obligation bonds is the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate, amount or special assessments.


The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully-insured, rent-subsidized or collateralized mortgages, and the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt reserve fund. Lease rental bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.


Some issues of municipal bonds are payable from United States Treasury bonds and notes or agency obligations held in escrow by a trustee, frequently a commercial bank. The interest and principal on these US Government securities are sufficient to pay all interest and principal requirements of the municipal securities when due. Some escrowed Treasury securities are used to retire municipal bonds at their earliest call date, while others are used to retire municipal bonds at their maturity.


Securities purchased for a fund may include variable/floating rate instruments, variable mode instruments, put bonds, and other obligations which have a specified maturity date but also are payable before maturity after notice by the holder (demand obligations). Demand obligations are considered for a fund's purposes to mature at the demand date.


In addition, there are a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications (i.e., notes and bonds) discussed above.


An entire issue of municipal securities may be purchased by one or a small number of institutional investors such as a fund. Thus, such an issue may not be said to be publicly offered. Unlike the equity securities of operating companies or mutual funds which must be registered under the 1933 Act prior to offer and sale unless an exemption from such registration is available, municipal securities, whether publicly or privately offered, may nevertheless be readily marketable. A secondary market exists for municipal securities which have been publicly offered as well as securities which have not been publicly offered initially but which may nevertheless be readily marketable. Municipal securities purchased for a fund are subject to the limitations on holdings of securities which are not readily marketable based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a desirable price (or interest rate). A fund believes that the quality standards applicable to its investments enhance marketability. In addition, stand-by commitments, participation interests and demand obligations also enhance marketability.


Provisions of the federal bankruptcy statutes relating to the adjustment of debts of political subdivisions and authorities of states of the US provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse modification or alteration of the rights of holders of obligations issued by such subdivisions or authorities.


Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which litigation could ultimately affect the validity of those municipal securities or the tax-free nature of the interest thereon.


In some cases, municipalities may issue bonds relying on proceeds from litigation settlements. These bonds may be further secured by debt service reserve funds established at the time the bonds were issued. Bonds that are supported in whole or in part by expected litigation proceeds are subject to the risk that part or all of the expected proceeds may not be received. For example, a damage award could be overturned or reduced by a court, or the terms of a settlement or damage award may allow for reduced or discontinued payments if certain conditions are met. As a result, bonds that rely on proceeds from litigation settlements are subject to an increased risk of nonpayment or default.


On August 2, 2011, President Obama signed the Budget Control Act of 2011, which requires the federal government to reduce expenditures by over $2 trillion over the next ten years. Since the specifics of the federal reductions have yet to be identified, a detailed assessment of the impact on states cannot be made.


Puerto Rico Risk. Adverse political and economic conditions and developments affecting any territory or Commonwealth of the US may, in turn, negatively affect the value of the fund's holdings in such obligations. In recent years, Puerto Rico has experienced a recession and difficult economic conditions, which may negatively affect the value of a fund's holdings in Puerto Rico municipal obligations. Pending or future legislation, including legislation that would allow Puerto Rico to restructure its municipal debt obligations, thus increasing the risk that Puerto Rico may never pay off municipal indebtedness, or may pay only a small fraction of the amount owed, could also impact the value of a fund's investments in Puerto Rico municipal securities.


In June 2016, the Puerto Rico Oversight, Management, and Economic Stability Act (PROMESA) was signed into law. Among other things, PROMESA established a federally-appointed Oversight Board to oversee Puerto Rico's financial operations and provides Puerto Rico a path to restructuring its debts. More recently, in May 2017, petitions were approved by the Oversight Board and filed under Title III of PROMESA to restructure debt and other obligations of the Commonwealth of Puerto Rico and the Puerto Rico Sales Tax Financing Corporation (COFINA), two of the largest issuers of Puerto Rico debt. Additional Puerto Rican instrumentalities could in the future file petitions under Title III or other provisions of PROMESA. It is unclear at this time how the proceedings under PROMESA will be resolved.


Insured Municipal Securities. A fund may purchase municipal securities that are insured under policies issued by certain insurance companies. Insured municipal securities typically receive a higher credit rating which means that the issuer of the securities pays a lower interest rate. In purchasing such insured securities, the Advisor gives consideration both to the insurer and to the credit quality of the underlying issuer. The insurance reduces the credit risk for a particular municipal security by supplementing the creditworthiness of the underlying bond and provides additional security for payment of the principal and interest of a municipal security. Certain of the insurance companies that provide insurance for municipal securities provide insurance for other types of securities, including some involving subprime mortgages. The value of subprime mortgage securities has declined recently and some may default, increasing a bond insurer's risk of having to make payments to holders of subprime mortgage securities. Because of this risk, the ratings of some insurance companies have been, or may be, downgraded and it is possible that an insurance company may become insolvent. If an insurance company's rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline.


Letters of Credit. Municipal obligations, including certificates of participation, commercial paper and other short-term obligations may be backed by an irrevocable letter of credit of a bank which assumes the obligation for payment of principal and interest in the event of default by the issuer.


Pre-Refunded Municipal Securities. Pre-refunded municipal securities are subject to interest rate risk, market risk and limited liquidity. The principal of and interest on municipal securities that have been pre-refunded are no longer paid from the original revenue source for the securities. Instead, after pre-refunding of the principal of and interest on these securities are typically paid from an escrow fund consisting of obligations issued or guaranteed by the US Government. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded municipal securities. Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the pre-refunded municipal securities. However, except for a change in the revenue source from which principal and interest payments are made, the pre-refunded municipal securities remain outstanding on their original terms until they mature or are redeemed by the issuer. Pre-refunded municipal securities are usually purchased at a price which represents a premium over their face value.


MUNICIPAL TRUST RECEIPTS. Municipal trust receipts (MTRs) are sometimes called municipal asset-backed securities, floating rate trust certificates, or municipal securities trust receipts. MTRs are typically structured by a bank, broker-dealer or other financial institution by depositing municipal securities into a trust or partnership, coupled with a conditional right to sell, or put, the holder's interest in the underlying securities at par plus accrued interest to a financial institution. MTRs may be issued as fixed or variable rate instruments. These trusts are organized so that the purchaser of the MTR would be considered to be investing for federal income tax purposes in the underlying municipal securities. This structure is intended to allow the federal income tax exempt status of interest generated by the underlying asset to pass through to the purchaser. A fund's investments in MTRs are subject to similar risks as other investments in municipal debt obligations, including interest rate risk, credit risk, prepayment risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal bonds. There is some risk that certain legal issues could be resolved in a manner that could adversely affect the performance of a fund or shareholder investment returns. The Advisor expects that it would invest in MTRs for which a legal opinion has been given to the effect that the income from an MTR is tax-exempt for federal income tax purposes to the same extent as the underlying bond(s), although it is possible that the IRS will take a different position and there is a risk that the interest paid on such MTRs would be deemed taxable.


OBLIGATIONS OF BANKS AND OTHER FINANCIAL INSTITUTIONS. A fund may invest in US dollar-denominated fixed rate or variable rate obligations of US or foreign financial institutions, including banks. Obligations of domestic and foreign financial institutions in which a fund may invest include (but are not limited to) certificates of deposit, bankers' acceptances, bank time deposits, commercial paper, and other US dollar-denominated instruments issued or supported by the credit of US or foreign financial institutions, including banks, commercial and savings banks, savings and loan associations and other institutions.


Certificates of deposit are negotiable certificates evidencing the obligations of a bank to repay funds deposited with it for a specified period of time. Banker's acceptances are credit instruments evidencing the obligations of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Fixed time deposits may be withdrawn on demand, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligation.

Obligations of foreign branches of US banks and foreign banks may be general obligations of the parent bank in addition to the issuing bank or may be limited by the terms of a specific obligation and by government regulation. Investments in obligations of foreign banks may entail risks that are different in some respects from those of investments in obligations of US domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include the possibility that these obligations may be less marketable than comparable obligations of United States banks, and the selection of these obligations may be more difficult because there may be less publicly available information concerning foreign banks. Other risks include future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, possible seizure or nationalization of foreign deposits, difficulty or inability to pursue legal remedies and obtain or enforce judgments in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might affect adversely the payment of principal and interest on bank obligations. Foreign branches of US banks and foreign banks may also be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of US banks.


PARTICIPATION INTERESTS. A fund may purchase from financial institutions participation interests in securities in which a fund may invest. A participation interest gives a fund an undivided interest in the security in the proportion that a fund's participation interest bears to the principal amount of the security. These instruments may have fixed, floating or variable interest rates. For certain participation interests, a fund will have the right to demand payment, on not more than seven days' notice, for all or any part of a fund's participation interests in the security, plus accrued interest. As to these instruments, a fund generally intends to exercise its right to demand payment only upon a default under the terms of the security.


PREFERRED STOCK. Preferred stock is an equity security, but possesses certain attributes of debt securities. Holders of preferred stock normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not otherwise participate in amounts available for distribution by the issuing corporation. Dividends on preferred stock may be cumulative, and, in such cases, all cumulative dividends usually must be paid prior to dividend payments to common stockholders. Preferred stock has a preference (i.e., ranks higher) in liquidation (and generally dividends) over common stock, but is subordinated (i.e., ranks lower) in liquidation to fixed income securities. Because of this preference, preferred stocks generally entail less risk than common stocks. As a general rule, the market value of preferred stocks with fixed dividend rates and no conversion rights moves inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities (e.g., common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long-term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks.



All preferred stocks are also subject to the same types of credit risks as corporate bonds. In addition, because preferred stock is subordinate to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by S&P and Moody's although there is no minimum rating which a preferred stock must have to be an eligible investment for a fund.



In summary, there are a number of special risks associated with investing in preferred stocks, including:


Credit and Subordination Risk. Credit risk is the risk that a preferred stock in a fund's portfolio will decline in price or the issuer of the preferred stock will fail to make dividend, interest, or principal payments when due because the issuer experiences a decline in its financial status. As noted above, preferred stocks are generally subordinated to bonds and other debt instruments in a company's capital structure in terms of having priority to corporate income, claims to corporate assets, and liquidation payments and, therefore, will be subject to greater credit risk than more senior debt instruments.

Interest Rate Risk. Interest rate risk is the risk that a preferred stock will decline in value because of changes in market interest rates. As described above, when market interest rates rise, the market value of a preferred stock generally will generally fall. Preferred stocks with longer periods before maturity may be more sensitive to interest rate changes.


Deferral and Omission Risk. Preferred stocks may have provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer. In certain cases, deferring or omitting distributions may be mandatory. If a fund owns a preferred stock that is deferring its distributions, the fund may be required to report income for tax purposes although it has not yet received such income.


Call, Reinvestment, and Income Risk. During periods of declining interest rates, an issuer may be able to exercise an option to redeem its outstanding preferred stock at par earlier than scheduled, which is generally known as call risk. If this occurs, a fund may be forced to reinvest in lower yielding securities. This is known as reinvestment risk. Preferred stocks frequently have call features that allow the issuer to repurchase the stock prior to its stated maturity. An issuer may redeem an obligation if the issuer can refinance the obligation at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer, or in the event of regulatory changes affecting the capital treatment of its outstanding preferred stock. Another risk associated with a declining interest rate environment is that the income from a fund's portfolio may decline over time when the fund invests the proceeds from share sales at market interest rates that are below the portfolio's current earnings rate.


Liquidity Risk. Certain preferred stocks may be substantially less liquid than many other stocks, such as common stocks or US Government securities. Illiquid preferred stocks involve the risk that the stock may not be able to be sold at the time desired by a fund or at prices approximating the value at which the fund is carrying the stock on its books.


Limited Voting Rights Risk. Generally, traditional preferred stocks offer no voting rights with respect to the issuer unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred stock holders may elect a number of directors to the issuer's board. Generally, once all the arrearages have been paid, the preferred stock holders no longer have voting rights.


Special Redemption Rights Risk. In certain varying circumstances, an issuer of preferred stock may redeem the stock prior to a specified date. For instance, for certain types of preferred stocks, a redemption may be triggered by a change in US federal income tax or securities laws. As with call provisions, a redemption by the issuer may negatively impact the return of the preferred stock held by a fund.


Lastly, dividends from certain preferred stocks may not be eligible for the corporate dividends-received deduction or for treatment.


PRIVATE ACTIVITY BONDS. Certain types of municipal securities, generally referred to as industrial development bonds (and referred to under current tax law as private activity bonds), are issued by or on behalf of public authorities to obtain funds for privately-operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues. The interest from certain private activity bonds owned by a fund (including a fund's distributions attributable to such interest) may be a preference item for purposes of the alternative minimum tax. The credit quality of such bonds depends upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.


PRIVATIZED ENTERPRISES. A fund may invest in foreign securities which may include securities issued by enterprises that have undergone or are currently undergoing privatization. The governments of certain foreign countries have, to varying degrees, embarked on privatization programs contemplating the sale of all or part of their interests in state enterprises. A fund's investments in the securities of privatized enterprises may include privately negotiated investments in a government or state-owned or controlled company or enterprise that has not yet conducted an initial equity offering, investments in the initial offering of equity securities of a state enterprise or former state enterprise and investments in the securities of a state enterprise following its initial equity offering.


In certain jurisdictions, the ability of foreign entities, such as a fund, to participate in privatizations may be limited by local law, or the price or terms on which a fund may be able to participate may be less advantageous than for local investors. Moreover, there can be no assurance that governments that have embarked on privatization programs will continue to divest their ownership of state enterprises, that proposed privatizations will be successful or that governments will not re-nationalize enterprises that have been privatized.


In the case of the enterprises in which a fund may invest, large blocks of the stock of those enterprises may be held by a small group of stockholders, even after the initial equity offerings by those enterprises. The sale of some portion or all of those blocks could have an adverse effect on the price of the stock of any such enterprise.


Prior to making an initial equity offering, most state enterprises or former state enterprises go through an internal reorganization of management. Such reorganizations are made in an attempt to better enable these enterprises to compete in the private sector. However, certain reorganizations could result in a management team that does not function as well as an enterprise's prior management and may have a negative effect on such enterprise. In addition, the privatization of an enterprise by its government may occur over a number of years, with the government continuing to hold a controlling position in the enterprise even after the initial equity offering for the enterprise.


Prior to privatization, most of the state enterprises in which a fund may invest enjoy the protection of and receive preferential treatment from the respective sovereigns that own or control them. After making an initial equity offering, these enterprises may no longer have such protection or receive such preferential treatment and may become subject to market competition from which they were previously protected. Some of these enterprises may not be able to operate effectively in a competitive market and may suffer losses or experience bankruptcy due to such competition.


PUT BONDS. A fund may invest in "put" bonds (including securities with variable interest rates) that may be sold back to the issuer of the security at face value at the option of the holder prior to their stated maturity. The option to "put" the bond back to the issuer before the stated final maturity can cushion the price decline of the bond in a rising interest rate environment. However, the premium paid, if any, for an option to put will have the effect of reducing the yield otherwise payable on the underlying security.


REAL ESTATE INVESTMENT TRUSTS (REITS). A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry. REITs are sometimes informally categorized into equity REITs, mortgage REITs and hybrid REITs. Equity REITs buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Mortgage REITs lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. Hybrid REITs engage in both owning real estate and making loans. Investment in REITs may subject a fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, delays in completion of construction, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of a fund's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs.


Certain REITs have relatively small market capitalizations, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers or lessees and the possibility of failing to qualify for tax-free pass-through of income under the Code, and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through a fund, a shareholder will bear not only his or her proportionate share of the expenses of a fund, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.


REPURCHASE AGREEMENTS. A fund may invest in repurchase agreements pursuant to its investment guidelines. In a repurchase agreement, a fund acquires ownership of a security (Obligation) and simultaneously commits to resell that security to the seller, typically a bank or broker/dealer, at a specified time and price.



In accordance with current SEC guidance, DWS Government & Agency Securities Portfolio, Government Cash Management Portfolio, DWS Government Money Market VIP, DWS Central Cash Management Government Fund, DWS Treasury Portfolio, DWS Variable NAV Money Fund and DWS Money Market Prime Series may also transfer uninvested cash balances into a single joint account (a Joint Account). The daily aggregate balance of a Joint Account will be invested in one or more repurchase agreements. The Board has established and periodically reviews procedures applicable to transactions involving Joint Accounts.



A repurchase agreement provides a means for a fund to earn income on funds for periods as short as overnight. The repurchase price may be higher than the purchase price, the difference being income to a fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a fund together with the repurchase price upon repurchase. In either case, the income to a fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry System.


It is not clear whether a court would consider the Obligation purchased by a fund subject to a repurchase agreement as being owned by a fund or as being collateral for a loan by a fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and a fund has not perfected a security interest in the Obligation, a fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a fund, the Advisor seeks to reduce the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case a fund may incur a loss if the proceeds to a fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a fund will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price.


REVERSE REPURCHASE AGREEMENTS. A fund may enter into "reverse repurchase agreements," which are repurchase agreements in which a fund, as the seller of the securities, agrees to repurchase such securities at an agreed time and price. Under a reverse repurchase agreement, a fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. A fund segregates assets in an amount at least equal to its obligation under outstanding reverse repurchase agreements. Such transactions may increase fluctuations in the market value of fund assets and its yield.


SECURITIES AS A RESULT OF EXCHANGES OR WORKOUTS. Consistent with a fund's investment objectives, policies and restrictions, a fund may hold various instruments received in an exchange or workout of a distressed security (i.e., a low-rated debt security that is in default or at risk of becoming in default). Such instruments may include, but are not limited to, equity securities, warrants, rights, participation interests in sales of assets and contingent-interest obligations.


SECURITIES WITH PUT RIGHTS. The right of a fund to exercise a put is unconditional and unqualified. A put is not transferable by a fund, although a fund may sell the underlying securities to a third party at any time. If necessary and advisable, a fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities).

The ability of a fund to exercise a put will depend on the ability of a counterparty to pay for the underlying securities at the time the put is exercised. In the event that a counterparty should default on its obligation to repurchase an underlying security, a fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.


The acquisition of a put will not affect the valuation by a fund of the underlying security. The actual put will be valued at zero in determining net asset value of a fund. Where a fund pays directly or indirectly for a put, its cost will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized or realized gain is reduced by the cost of the put.


SHORT SALES. When a fund takes a long position, it purchases a stock outright. When a fund takes a short position, it sells at the current market price a stock it does not own but has borrowed in anticipation that the market price of the stock will decline. To complete, or close out, the short sale transaction, a fund buys the same stock in the market and returns it to the lender. The price at such time may be more or less than the price at which the security was sold by a fund. Until the security is replaced, a fund is required to pay the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, a fund may also be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. A fund makes money when the market price of the borrowed stock goes down and a fund is able to replace it for less than it earned by selling it short. Alternatively if the price of the stock goes up after the short sale and before the short position is closed, a fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short.


A fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that the borrowed securities be returned to it on short notice, and a fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the stock sold short. A short squeeze makes it more likely that a fund will have to cover its short sale at an unfavorable price. If that happens, a fund will lose some or all of the potential profit from, or even incur a loss as a result of, the short sale.


Until a fund closes its short position or replaces the borrowed security, a fund will designate liquid assets it owns (other than the short sales proceeds) as segregated assets to the books of the broker and/or its custodian in an amount equal to its obligation to purchase the securities sold short, as required by the 1940 Act. The amount segregated in this manner will be increased or decreased each business day equal to the change in market value of a fund's obligation to purchase the security sold short. If the lending broker requires a fund to deposit additional collateral (in addition to the short sales proceeds that the broker holds during the period of the short sale), which may be as much as 50% of the value of the securities sold short, the amount of the additional collateral may be deducted in determining the amount of cash or liquid assets a fund is required to segregate to cover the short sale obligation pursuant to the 1940 Act. The amount segregated must be unencumbered by any other obligation or claim than the obligation that is being covered. A fund believes that short sale obligations that are covered, either by an offsetting asset or right (acquiring the security sold short or having an option to purchase the security sold short at exercise price that covers the obligation), or by a fund's segregated asset procedures (or a combination thereof), are not senior securities under the 1940 Act and are not subject to a fund's borrowing restrictions. This requirement to segregate assets limits a fund's leveraging of its investments and the related risk of losses from leveraging. A fund also is required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a fund may or may not receive any payments (including interest) on collateral it has deposited with the broker.


Short sales involve the risk that a fund will incur a loss by subsequently buying a security at a higher price than the price at which a fund previously sold the security short. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs a fund must pay to a lender of the security. In addition, because a fund's loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a fund's loss on a long position arises from decreases in the value of the security held by a fund and therefore is limited by the fact that a security's value cannot drop below zero.


The use of short sales, in effect, leverages a fund's portfolio, which could increase a fund's exposure to the market, magnify losses and increase the volatility of returns.


Although a fund's share price may increase if the securities in its long portfolio increase in value more than the securities underlying its short positions, a fund's share price may decrease if the securities underlying its short positions increase in value more than the securities in its long portfolio.


In addition, a fund's short selling strategies may limit its ability to fully benefit from increases in the equity markets. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to a fund. The SEC and other (including non-US) regulatory authorities have imposed, and may in the future impose, restrictions on short selling, either on a temporary or permanent basis, which may include placing limitations on specific companies and/or industries with respect to which a fund may enter into short positions. Any such restrictions may hinder a fund in, or prevent it from, fully implementing its investment strategies, and may negatively affect performance.


SHORT SALES AGAINST THE BOX. A fund may make short sales of common stocks if, at all times when a short position is open, a fund owns the stock or owns preferred stocks or debt securities convertible or exchangeable, without payment of further consideration, into the shares of common stock sold short. Short sales of this kind are referred to as short sales "against the box." The broker/dealer that executes a short sale generally invests cash proceeds of the sale until they are paid to a fund. Arrangements may be made with the broker/dealer to obtain a portion of the interest earned by the broker on the investment of short sale proceeds. A fund will segregate the common stock or convertible or exchangeable preferred stock or debt securities in a special account with the custodian. Uncertainty regarding the tax effects of short sales of appreciated investments may limit the extent to which a fund may enter into short sales against the box. A fund will incur transaction costs in connection with short sales against the box.


SHORT-TERM SECURITIES. In order to meet anticipated redemptions, to hold pending the purchase of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, a fund may invest a portion (up to 100%) of its assets in money market and other short-term securities. When a fund is invested for temporary defensive purposes, it may not achieve or pursue its investment objective.


Examples of short-term securities include:


o Securities issued or guaranteed by the US government and its agencies and instrumentalities;


o  Commercial paper;


o  Certificates of deposit and euro dollar certificates of deposit;


o  Bankers' acceptances;


o  Short-term notes, bonds, debentures or other debt instruments; and


o  Repurchase agreements.


SMALL COMPANIES. The Advisor believes that many small companies often may have sales and earnings growth rates that exceed those of larger companies, and that such growth rates may, in turn, be reflected in more rapid share price appreciation over time. Investing in smaller company stocks, however, involves greater risk than is customarily associated with investing in larger, more established companies. For example, smaller companies can have limited product lines, markets, or financial and managerial resources. Smaller companies may also be dependent on one or a few key persons, and may be more susceptible to losses and risks of bankruptcy. Also, the securities of smaller companies may be thinly traded (and therefore have to be sold at a discount from current market prices or sold in small lots over an extended period of time or their stock values may fluctuate more sharply than other securities). Transaction costs in smaller company stocks may be higher than those of larger companies.


SOVEREIGN DEBT. Investments in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no reliable bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.


SPECIAL INFORMATION CONCERNING MASTER-FEEDER FUND STRUCTURE. The following applies to the extent that the fund employs the master-feeder fund structure. Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, a fund seeks to achieve its investment objective by investing substantially all of its assets in a master portfolio (Portfolio), a separate registered investment company with the same investment objective as a fund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to a fund, the Portfolio may sell beneficial interests to other mutual funds, investment vehicles or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as a fund due to variations in sales commissions and other operating expenses. Therefore, investors in a fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures.


Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Also, the Portfolio may be required to sell investments at a price or time not advantageous to the Portfolio in order to meet such a redemption. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever a fund is requested to vote on a matter pertaining to the Portfolio, the fund will vote its interests in the Portfolio without a meeting of shareholders of the fund if the proposal is one that would not require the vote of shareholders of the fund as long as such action is permissible under applicable statutory and regulatory requirements. In addition, whenever the fund is required to vote on a particular matter relating to the Portfolio, the fund will hold a meeting of the shareholders of the fund and, at the meeting of the investors of the Portfolio, will cast its vote in the same proportion as the votes of the fund's shareholders even if all the fund's shareholders did not vote.


Certain changes in the Portfolio's investment objectives, policies or restrictions may require a fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.


A fund may withdraw its investment from the Portfolio at any time, if the Board determines that it is in the best interests of the shareholders of a fund to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of a fund in another pooled investment entity having the same investment objective as a fund or the retaining of an investment advisor to manage a fund's assets in accordance with the investment policies described herein with respect to the Portfolio.



STABLE NET ASSET VALUE (FOR ALL MONEY MARKET FUNDS EXCEPT DWS VARIABLE NAV MONEY FUND). A fund effects purchases and redemptions at its net asset value per share. In fulfillment of its responsibilities under Rule 2a-7 of the 1940 Act, the Board has approved policies reasonably designed, taking into account current market conditions and a fund's investment objective, to stabilize a fund's net asset value per share, and the Board will periodically review the Advisor's operations under such policies at regularly scheduled Board meetings. In addition to imposing limitations on the quality, maturity, diversity and liquidity of portfolio instruments held by a fund as described in the prospectus, those policies include a weekly monitoring by the Advisor of unrealized gains and losses in a fund and, when necessary, in an effort to avoid a material deviation of a fund's net asset value per share determined by reference to market valuations from a fund's $1.00 price per share, taking corrective action, such as adjusting the maturity of a fund, or, if possible, realizing gains or losses to offset in part unrealized losses or gains. The result of those policies may be that the yield on shares of a fund will be lower than would be the case if the policies were not in effect. Such policies also provide for certain action to be taken with respect to portfolio securities which experience a downgrade in rating or suffer a default. In addition, a low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair a fund's ability to maintain a stable $1.00 share price. There is no assurance that a fund's net asset value per share will be maintained at $1.00.



STAND-BY COMMITMENTS. A stand-by commitment is a right acquired by a fund, when it purchases a municipal obligation from a broker, dealer or other financial institution (seller), to sell up to the same principal amount of such securities back to the seller, at a fund's option, at a specified price. Stand-by commitments are also known as "puts." The exercise by a fund of a stand-by commitment is subject to the ability of the other party to fulfill its contractual commitment.


Stand-by commitments acquired by a fund may have the following features: (1) they will be in writing and will be physically held by a fund's custodian; (2) a fund's right to exercise them will be unconditional and unqualified; (3) they will be entered into only with sellers which in the Advisor's opinion present a minimal risk of default; (4) although stand-by commitments will not be transferable, municipal obligations purchased subject to such commitments may be sold to a third party at any time, even though the commitment is outstanding; and (5) their exercise price will be (i) a fund's acquisition cost (excluding any accrued interest which a fund paid on their acquisition), less any amortized market premium or plus any amortized original issue discount during the period a fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date.


A fund expects that stand-by commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a fund will pay for stand-by commitments, either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitments.


It is difficult to evaluate the likelihood of use or the potential benefit of a stand-by commitment. Therefore, it is expected that the Advisor will determine that stand-by commitments ordinarily have a "fair value" of zero, regardless of whether any direct or indirect consideration was paid. However, if the market price of the security subject to the stand-by commitment is less than the exercise price of the stand-by commitment, such security will ordinarily be valued at such exercise price. Where a fund has paid for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held.


The IRS has issued a favorable revenue ruling to the effect that, under specified circumstances, a regulated investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The IRS has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The IRS has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. A fund intends to take the position that it owns any municipal obligations acquired subject to a stand-by commitment and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the IRS will agree with such position in any particular case.


SUBSIDIARY COMPANIES. A fund may gain exposure to the commodity markets in part by investing a portion of a fund's assets in a wholly-owned subsidiary (Subsidiary). Investments in a Subsidiary are expected to provide exposure to the commodity markets within the limitations of the Code and IRS rulings (see "Taxes" in Appendix II-H of this SAI). The Subsidiaries are companies organized under the laws of the Cayman Islands, and each is overseen by its own board of directors.


Among other investments, the Subsidiaries are expected to invest in commodity-linked derivative instruments, such as swaps and futures. The Subsidiaries will also invest in fixed income instruments, cash, cash equivalents and affiliated money market funds. In monitoring compliance with its investment restrictions, a fund will consider the assets of its Subsidiary to be assets of the fund. A Subsidiary must, however, comply with the asset segregation requirements with respect to its investments in commodity-linked derivatives.


To the extent that a fund invests in its Subsidiary, a fund may be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in a fund's prospectus(es) and this SAI. While the Subsidiaries may be considered similar to investment companies, they are not registered under the 1940 Act and are not directly subject to all of the investor protections of the 1940 Act and other US regulations. Changes in the laws of the US or the Cayman Islands could result in the inability of a fund or a Subsidiary to operate as intended or may subject the fund or its advisor to new or additional regulatory requirements, and could negatively affect a fund and its shareholders.


In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a fund must, among other things, satisfy several diversification requirements, including the requirement that not more than 25% of the value of the fund's total assets may be invested in the securities (other than those of the US government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar or related trades or businesses. Therefore, so long as a fund is subject to this limit, the fund may not invest any more than 25% of the value of its total assets in a Subsidiary. Absent this diversification requirement, a fund would be permitted to invest more than 25% of the value of its total assets in a Subsidiary.



In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a fund must, among other things, derive at least 90% of its gross income from certain specified sources (qualifying income). Income from certain commodity-linked derivatives does not constitute qualifying income to a fund. The tax treatment of commodity-linked notes and certain other derivative instruments in which a fund might invest is not certain, in particular with respect to whether income and gains from such instruments constitutes qualifying income. If the Fund treats income from a particular instrument as qualifying income and the income is later determined not to constitute qualifying income, and, together with any other nonqualifying income, causes the fund's nonqualifying income to exceed 10% of its gross income in any taxable year, a fund will fail to qualify as a regulated investment company unless it is eligible to and does pay a tax at the fund level. Certain funds (including DWS Enhanced Commodity Strategy Fund and DWS RREEF Real Assets Fund) have obtained private letter rulings from the IRS confirming that the income and gain earned through a wholly-owned Subsidiary that invests in certain types of commodity-linked derivatives constitute qualifying income under the Code.



TAX-EXEMPT COMMERCIAL PAPER. Issues of tax-exempt commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by state and local governments and their agencies to finance working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.


TAX-EXEMPT CUSTODIAL RECEIPTS. Tax-exempt custodial receipts (Receipts) evidence ownership in an underlying bond that is deposited with a custodian for safekeeping. Holders of the Receipts receive all payments of principal and interest when paid on the bonds. Receipts can be purchased in an offering or from a counterparty (typically an investment bank). To the extent that any Receipt is illiquid, it is subject to a fund's limit on illiquid securities.


TAX-EXEMPT PASS-THROUGH SECURITIES. Tax exempt pass-through certificates represent an interest in a pool or group of fixed-rate long-term debt obligations issued by or on behalf of primarily not-for-profit institutions, the interest on which is exempt from federal income taxation, including alternative minimum taxation. Such fixed-rate long-term debt obligations may be private activity bonds issued by states, municipalities or public authorities to provide funds, usually through a loan or lease arrangement, to a non-profit corporation for the purpose of financing or refinancing the construction or improvement of a facility to be used by the non-profit corporation. Distributions on tax exempt pass-through certificates may be adversely affected by defaults in or prepayment of the underlying debt obligations. Certain tax exempt pass-through certificates are issued in several classes with different levels of yields and credit protection. A fund may invest in lower classes of tax exempt pass-through certificates that have less credit protection. Tax exempt pass-through certificates have limited liquidity and certain transfer restrictions may apply. There currently is no trading market for tax exempt pass-through certificates and there can be no assurance that such a market will develop.


TENDER OPTION BOND TRANSACTIONS. A fund may leverage its assets through the use of proceeds through tender option bond (TOB) transactions. In a TOB transaction, the fund typically transfers fixed-rate, long-term municipal bonds into a special purpose entity (a "TOB Trust") that has been created for the purpose of repackaging such municipal bonds. The TOB Trust issues short-term floating rate notes and a residual interest security "(TOB Inverse Floater Residual Interests"). The short term floating rate notes ("TOB Floaters") are issued in a face amount equal to some fraction of the par value of the underlying bonds. The TOB Floaters are sold to third parties, typically money market funds, and the TOB Inverse Floater Residual Interests are held by the fund. The fund receives the proceeds from the sale of the TOB Floaters as consideration for the transferred municipal bonds, and the fund uses the cash proceeds received from the sale of the TOB Floaters to make additional investments. The TOB Floaters pay an interest rate that resets periodically at a reference rate, typically a short-term tax-exempt market rate, and can be tendered to the TOB Trust at par, unless certain events occur. Typically, such tenders are funded through a remarketing of the tendered TOB Floaters or a draw down on a liquidity facility. A fund, as the holder of the TOB Inverse Floater Residual Interests, has full exposure to any increase or decrease in the value of the underlying bonds. The holder of the TOB Inverse Floater Residual Interests receives interest in an amount equal to the interest paid on the underlying bonds, less the interest paid on the TOB Floaters (and less certain expenses associated with the TOB Trust such as trustee, administrative and liquidity fees). By holding the TOB Inverse Floater Residual Interests, a fund typically has the right to collapse the TOB Trust by causing the holders of the TOB Floaters to tender their notes at par and have the TOB Trust administrator transfer the underlying bonds to the fund. In connection with these investments, a fund may enter into shortfall and forbearance agreements whereby the fund agrees to reimburse the TOB Trust, in certain circumstances, for the difference between the liquidation value of the underlying bonds held by the TOB Trust and the liquidation value of the TOB Floaters plus any shortfalls in interest cash flows. This could potentially expose the fund to losses in excess of the value of the fund's investment in the TOB Inverse Floater Residual Interests.


The value of TOB Inverse Floater Residual Interests may decrease significantly when interest rates increase. The market for TOB Inverse Floater Residual Interests may be more volatile and less liquid than other municipal bonds of comparable maturity. Moreover, the TOB Trust could be terminated for reasons outside of a fund's control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in TOB Inverse Floater Residual Interests generally involve greater risk than investments in fixed-rate bonds.



The final rules implementing Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Volcker Rule") preclude banking entities from sponsoring and/or providing services to existing TOB Trusts. In response to these rules, investment market participants have developed new TOB Trust structures that are intended to ensure that banking entities do not sponsor TOB Trusts in violation of the Volcker Rule.

As of July 17, 2017, the Volcker Rule's final compliance date, all DWS municipal bond fund TOB Trusts were structured to be in compliance with the Volcker Rule. Any new TOB Trust structures must comply with the Volcker Rule. Accordingly, to the extent a fund wishes to create a new TOB Trust, it must do so in a Volcker-compliant manner. The impact of changes in the structure of TOBs to address compliance with the Volcker Rule remains untested.



A Volcker-compliant TOB Trust structure is similar to traditional TOB Trust structures, with certain key differences. The basic features of the new Volcker-compliant TOB Trust structure currently intended to be implemented by the funds are as follows:


o Portfolio management continues to make certain basic investment determinations, such as which bonds are placed in the TOB Trust, the amount of leverage for any given transaction, whether the transaction is structured as non-recourse or recourse, etc.


o Similar to traditional TOB Trust structures, the fund continues to be the holder of the TOB Inverse Floater Residual Interests.


o Unlike traditional TOB Trust structures, a bank or financial institution no longer serves as the sponsor, depositor, or trust administrator nor does it have any discretionary decision making authority with respect to the TOB Trust.


o Consistent with traditional TOB Trust structures, a bank or financial institution serves as the trustee, liquidity provider, and remarketing agent.


o A third-party administrative agent retained by the fund performs certain of the roles and responsibilities historically provided by banking entities in traditional TOB Trust structures, including certain historical sponsor/administrative roles and responsibilities.


The ultimate impact of the new rules on the TOB market and the municipal market generally is not yet certain. Such changes could make early unwinds of TOB Trusts more likely, may make the use of TOB Trusts more expensive, and may make it more difficult to use TOB Trusts in general. The new rules may also expose the fund to additional risks, including, but not limited to, compliance, securities law and operational risks.


THIRD PARTY PUTS. A fund may purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing a fund at specified intervals to tender (put) the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. A fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond to below investment grade, or a loss of the bond's tax-exempt status, the put option will terminate automatically. As a result, a fund would be subject to the risks associated with holding such a long-term bond and the weighted average maturity of that fund's portfolio would be adversely affected.


These bonds coupled with puts may present the same tax issues as are associated with Stand-By Commitments. As with any Stand-By Commitments acquired by a fund, a fund intends to take the position that it is the owner of any municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the IRS will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Advisor seeks to manage a fund's portfolio in a manner designed to minimize any adverse impact from these investments.


TO BE ANNOUNCED (TBA) PURCHASE COMMITMENTS. Similar to When-Issued or Delayed-Delivery securities, a TBA purchase commitment is a security that is purchased or sold for a fixed price with the underlying securities to be announced at a future date. However, the seller does not specify the particular securities to be delivered. Instead, a fund agrees to accept any securities that meets the specified terms. For example, in a TBA mortgage-backed transaction, a fund and seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying security until it issues the security. TBA purchase commitments involve a risk of loss if the value of the underlying security to be purchased declines prior to delivery date. The yield obtained for such securities may be higher or lower than yields available in the market on delivery date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.


TRUST PREFERRED SECURITIES. A fund may invest in Trust Preferred Securities, which are hybrid instruments issued by a special purpose trust (Special Trust), the entire equity interest of which is owned by a single issuer. The proceeds of the issuance to a fund of Trust Preferred Securities are typically used to purchase a junior subordinated debenture, and distributions from the Special Trust are funded by the payments of principal and interest on the subordinated debenture.


If payments on the underlying junior subordinated debentures held by the Special Trust are deferred by the debenture issuer, the debentures would be treated as original issue discount (OID) obligations for the remainder of their term. As a result, holders of Trust Preferred Securities, such as a fund, would be required to accrue daily for federal income tax purposes their share of the stated interest and the de minimis OID on the debentures (regardless of whether a fund receives any cash distributions from the Special Trust), and the value of Trust Preferred Securities would likely be negatively affected. Interest payments on the underlying junior subordinated debentures typically may only be deferred if dividends are suspended on both common and preferred stock of the issuer. The underlying junior subordinated debentures generally rank slightly higher in terms of payment priority than both common and preferred securities of the issuer, but rank below other subordinated debentures and debt securities. Trust Preferred Securities may be subject to mandatory prepayment under certain circumstances. The market values of Trust Preferred Securities may be more volatile than those of conventional debt securities. Trust Preferred Securities may be issued in reliance on Rule 144A under the 1933 Act, and, unless and until registered, are restricted securities. There can be no assurance as to the liquidity of Trust Preferred Securities and the ability of holders of Trust Preferred Securities, such as a fund, to sell their holdings.


US GOVERNMENT SECURITIES. A fund may invest in obligations issued or guaranteed as to both principal and interest by the US Government, its agencies, instrumentalities or sponsored enterprises which include: (a) direct obligations of the US Treasury; and (b) securities issued or guaranteed by US Government agencies.


Examples of direct obligations of the US Treasury are Treasury bills, notes, bonds and other debt securities issued by the US Treasury. These instruments are backed by the "full faith and credit" of the United States. They differ primarily in interest rates, the length of maturities and the dates of issuance. Treasury bills have original maturities of one year or less. Treasury notes have original maturities of one to ten years and Treasury bonds generally have original maturities of greater than ten years.


Some agency securities are backed by the full faith and credit of the United States (such as Maritime Administration Title XI Ship Financing Bonds and Agency for International Development Housing Guarantee Program Bonds) and others are backed only by the rights of the issuer to borrow from the US Treasury (such as Federal Home Loan Bank Bonds and Federal National Mortgage Association Bonds), while still others, such as the securities of the Federal Farm Credit Bank, are supported only by the credit of the issuer. With respect to securities supported only by the credit of the issuing agency or by an additional line of credit with the US Treasury, there is no guarantee that the US Government will provide support to such agencies and such securities may involve risk of loss of principal and interest.


US Government securities may include "zero coupon" securities that have been stripped by the US Government of their unmatured interest coupons and collateralized obligations issued or guaranteed by a US Government agency or instrumentality. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater risk than interest-paying securities of similar maturities.

Interest rates on US Government securities may be fixed or variable. Interest rates on variable rate obligations are adjusted at regular intervals, at least annually, according to a formula reflecting then current specified standard rates, such as 91-day US Treasury bill rates. These adjustments generally tend to reduce fluctuations in the market value of the securities.


The government guarantee of the US Government securities in a fund's portfolio does not guarantee the net asset value of the shares of a fund. There are market risks inherent in all investments in securities and the value of an investment in a fund will fluctuate over time. Normally, the value of investments in US Government securities varies inversely with changes in interest rates. For example, as interest rates rise the value of investments in US Government securities will tend to decline, and as interest rates fall the value of a fund's investments in US Government securities will tend to increase. In addition, the potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments with respect to certain mortgage-backed securities, such as GNMA Certificates. Prepayments of high interest rate mortgage-backed securities during times of declining interest rates will tend to lower the return of a fund and may even result in losses to a fund if some securities were acquired at a premium. Moreover, during periods of rising interest rates, prepayments of mortgage-backed securities may decline, resulting in the extension of a fund's average portfolio maturity. As a result, a fund's portfolio may experience greater volatility during periods of rising interest rates than under normal market conditions.


VARIABLE AND FLOATING RATE INSTRUMENTS. Debt instruments purchased by a fund may be structured to have variable or floating interest rates. The interest rate on variable and floating rate securities may be reset daily, weekly or on some other reset period and may have a floor or ceiling on interest rate changes. The interest rate of variable rate securities ordinarily is determined by reference to or is a percentage of an objective standard such as a bank's prime rate, the 90-day US Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on variable rate securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. A fund may purchase variable rate securities on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such instruments may fluctuate; to the extent it does, increases or decreases in value of such instruments may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the variable rate securities is made in relation to movements of the applicable rate adjustment index, the instruments are not comparable to long-term fixed interest rate securities. Accordingly, interest rates on the variable rate securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar final maturities. A money market fund determines the maturity of variable rate securities in accordance with Rule 2a-7, which allows a fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.


The Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature (described below), will continuously monitor the issuer's financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to a fund's fixed income investments, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. Any bank providing such a bank letter, line of credit, guarantee or loan commitment will meet a fund's investment quality standards relating to investments in bank obligations. The Advisor will also monitor the creditworthiness of issuers of such instruments to determine whether a fund should continue to hold the investments.


The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a fund could suffer a loss if the issuer defaults or during periods in which a fund is not entitled to exercise its demand rights. When a reliable trading market for the variable and floating rate instruments held by a fund does not exist and a fund may not demand payment of the principal amount of such instruments within seven days, the instruments will be subject to a fund's limitation on investments in illiquid securities.


Variable Rate Demand Securities. A fund may purchase variable rate demand securities, which are variable rate securities that permit a fund to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument. A bank that issues a repurchase commitment may receive a fee from a fund for this arrangement. The issuer of a variable rate demand security may have a corresponding right to prepay in its discretion the outstanding principal of the instrument plus accrued interest upon notice comparable to that required for the holder to demand payment.


Variable Rate Master Demand Notes. A fund may purchase variable rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable rate master demand notes are direct lending arrangements between a fund and the issuer, they are not ordinarily traded. Although no active secondary market may exist for these notes, a fund will purchase only those notes under which it may demand and receive payment of principal and accrued interest daily or may resell the note at any time to a third party. These notes are not typically rated by credit rating agencies.


VARIABLE RATE DEMAND PREFERRED SECURITIES. A fund may purchase certain variable rate demand preferred securities (VRDPs) issued by closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. A fund may invest in securities issued by single-state or national closed-end municipal bond funds. VRDPs are issued by closed-end funds to leverage returns for common shareholders. Under the 1940 Act, a closed-end fund that issues preferred shares must maintain an asset coverage ratio of at least 200% immediately after the time of issuance and at the time of certain distributions on repurchases of its common stock. It is anticipated that the interest on the VRDPs will be exempt from federal income tax and, with respect to any such securities issued by single-state municipal bond funds, exempt from the applicable state's income tax, although interest on VRDPs may be subject to the federal alternative minimum tax. The VRDPs will pay a variable dividend rate, determined weekly, typically through a remarketing process, and include a demand feature that provides a fund with a contractual right to tender the securities to a liquidity provider. A fund could lose money if the liquidity provider fails to honor its obligation, becomes insolvent, or files for bankruptcy. A fund has no right to put the securities back to the closed-end municipal bond funds or demand payment or redemption directly from the closed-end municipal bond funds. Further, the VRDPs are not freely transferable and, therefore, a fund may only transfer the securities to another investor in compliance with certain exemptions under the 1933 Act, including Rule 144A.


A fund's purchase of VRDPs issued by closed-end municipal bond funds is subject to the restrictions set forth under the heading "Investment Companies and Other Pooled Investment Vehicles."


WARRANTS. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by a fund were not exercised by the date of its expiration, a fund would lose the entire purchase price of the warrant.


WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. A fund may purchase securities on a when-issued or delayed-delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The payment obligation and the interest rate that will be received on when-issued and delayed-delivery securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. When-issued securities may include securities purchased on a "when, as and if issued" basis, under which the issuance of the security depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The value of such securities is subject to market fluctuation during this period and no interest or income, as applicable, accrues to a fund until settlement takes place.


At the time a fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, a fund identifies on its books cash or liquid assets in an amount at least equal to such commitments. It may be expected that a fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. On delivery dates for such transactions, a fund will meet its obligations from maturities or sales of the segregated securities and/or from cash flow. If a fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When a fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade and is, therefore, exposed to counterparty risk. Failure of the seller to do so may result in a fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.


YANKEE BONDS. Yankee Bonds are US dollar-denominated bonds sold in the US by non-US issuers. As compared with bonds issued in the US, such bond issues normally pay interest but are less actively traded. Investing in the securities of foreign companies involves more risks than investing in securities of US companies. Their value is subject to economic and political developments in the countries where the companies operate and to changes in foreign currency values. Values may also be affected by foreign tax laws, changes in foreign economic or monetary policies, exchange control regulations and regulations involving prohibitions on the repatriation of foreign currencies. In many foreign countries, there is less publicly available information about foreign issuers, and there is less government regulation and supervision of foreign stock exchanges, brokers and listed companies. Also in many foreign countries, companies are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic issuers. Security trading practices and custody arrangements abroad may offer less protection to a fund's investments and there may be difficulty in enforcing legal rights outside the United States. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the United States which could affect the liquidity of a fund's portfolio. Additionally, in some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of securities, property, or other fund assets, political or social instability or diplomatic developments which could affect investments in foreign securities. In addition, the relative performance of various countries' fixed income markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.



YIELDS AND RATINGS. The yields on certain obligations in which a fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the securities that they undertake to rate. Ratings, however, are general and are not absolute standards of quality or value. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. See "Ratings of Investments" for descriptions of the ratings provided by certain recognized rating organizations.



ZERO COUPON SECURITIES AND DEFERRED INTEREST BONDS. A fund may invest in zero coupon securities that are "stripped" US Treasury notes and bonds and in deferred interest bonds. Zero coupon securities are the separate income or principal components of a debt instrument. Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. The original discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest accrual date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon securities are redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accrued over the life of the security, and the accrual constitutes the income earned on the security for both accounting and federal income tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically.


While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds generally provide for a period of delay before the regular payment of interest begins. Although this period of delay is different for each deferred interest bond, a typical period is approximately one-third of the bond's term to maturity. Such investments benefit the issuer by mitigating its initial need for cash to meet debt service, but some also provide a higher rate of return to attract investors who are willing to defer receipt of such cash.


A fund will accrue income on such investments for tax and accounting purposes, as required, which will generally be prior to the receipt of the corresponding cash payments. Because a fund is required to distribute to shareholders substantially all of its net investment income, including such accrued income, to avoid federal income and excise taxes, a fund may be required to liquidate portfolio securities to satisfy a fund's distribution obligations (including at a time when it may not be advantageous to do so). Under many market conditions, investments in zero coupon, step-coupon and pay-in-kind securities may be illiquid, making it difficult for a fund to dispose of them or to determine their current value.

PART II: APPENDIX II-H - TAXES

The following is intended to be a general summary of certain federal income tax consequences of investing in a fund. This discussion does not address all aspects of taxation (including state, local, and foreign taxes) that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, tax-deferred retirement plans, financial institutions or broker-dealers, foreign corporations, and persons who are not citizens or residents of the United States) that are subject to special treatment under the US federal income tax laws. Current and prospective investors are therefore advised to consult with their tax advisors before making an investment in a fund. This summary is based on the laws in effect on the date of this SAI and on existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.



Feeder Funds. Certain funds (Feeder Funds) invest all or substantially all of their assets in either the Deutsche DWS Equity 500 Index Portfolio or the Government Cash Management Portfolio (each, a Master Portfolio), which are partnerships for US federal income tax purposes. For a discussion of the US federal income tax treatment of a Master Portfolio, please see the registration statement for that Master Portfolio. The amount and character of a Feeder Fund's income, gains, losses, deductions and other tax items will generally be determined at the Master Portfolio level and the Feeder Fund will be allocated, and is required to take into account, its share of its Master Portfolio's income, gains, losses and other tax items for each taxable year. Consequently, references herein to a fund's income, gains, losses and other tax items, as well as its activities, investment and holdings, as applied to a Feeder Fund, generally include the tax items, activities, investments and holdings realized, recognized, conducted or held, as applicable, either by the Feeder Fund directly or through its Master Portfolio. See "Investments in the Master Portfolios" for more information.


ALL FUNDS (OTHER THAN DWS RREEF MLP & ENERGY INFRASTRUCTURE FUND)



TAXATION OF A FUND AND ITS INVESTMENTS



QUALIFICATION AS A REGULATED INVESTMENT COMPANY. A fund has elected (or in the case of a new fund, intends to elect) to be treated, and intends to qualify each year, as a regulated investment company under Subchapter M of the Code. If a fund qualifies for treatment as a regulated investment company that is accorded special tax treatment, such fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders under the Code, a fund must, among other things:



(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in "qualified publicly traded partnerships" (as defined below);



(b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of its total assets are represented by cash and cash items, US Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of a fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets are invested, including through corporations in which the fund owns a 20% or more voting interest, (x) in the securities (other than those of the US Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses, or
(y) in the securities of one or more qualified publicly traded partnerships (as defined below); and



(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid; investment company taxable income generally consists of taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, if any, for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by a fund. However, 100% of net income derived from an interest in a "qualified publicly traded partnership" (generally, a partnership (x) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in paragraph
(a)(i) above) will be treated as qualifying income.


For purposes of the diversification test in paragraph (b) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. It is possible that certain partnerships in which a fund may invest will be master limited partnerships constituting qualified publicly traded partnerships. Such investments will be limited by a fund's intention to qualify as a regulated investment company under the Code. In addition, although the passive loss rules of the Code do not generally apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Fund investments in partnerships, including in qualified publicly traded partnerships, may result in a fund being subject to state, local or foreign income, franchise or withholding taxes.


Pursuant to current Internal Revenue Service (IRS) guidance, a Feeder Fund investing in a Master Portfolio will be treated as holding directly the underlying assets of the Master Portfolio for purposes of the diversification test in (b) above.


In addition, for purposes of the diversification test in paragraph (b) above, the identification of the issuer (or, in some cases, issuers) of a particular fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect a fund's ability to meet the diversification test in paragraph
(b) above.


FAILURE TO QUALIFY AS A REGULATED INVESTMENT COMPANY. If a fund were to fail to meet the income, diversification or distribution tests described above, the fund could in some cases cure such failure, including by paying a fund-level tax, paying interest, making additional distributions or disposing of certain assets. If a fund were ineligible to or otherwise did not cure such failure for any year, the fund would fail to qualify as a "regulated investment company" for such year. All of the fund's taxable income would be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions, however, could be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and other noncorporate shareholders and (ii) for the dividends-received deduction in the case of corporate shareholders provided, in both cases, the shareholder meets certain holding period and other requirements in respect of the fund's shares (as described below). In addition, a fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special federal income tax treatment.


A fund is subject to a 4% nondeductible excise tax on amounts that have been retained rather than distributed, as required, under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a fund's taxable ordinary income for the calendar year and at least 98.2% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 of such year (or the last day of a fund's taxable year if a fund's taxable year ends in November or December and a fund makes an election to use such later date), as well as amounts that were neither distributed by nor taxed to a fund during the prior calendar year. For purposes of the required excise tax distribution, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be taken into account after October 31 (or later if the fund is permitted to so elect and does so elect) are treated as arising on January 1 of the following calendar year. Also for purposes of the excise tax, a fund will be treated as having distributed any ordinary income or capital gain net income on which it has been subject to corporate income tax in the taxable year ending within the calendar year. Although a fund's distribution policies should enable it to avoid this excise tax, a fund may retain (and be subject to income or excise tax on) a portion of its capital gain or other income if it appears to be in the interest of such fund.

SPECIAL TAX PROVISIONS THAT APPLY TO CERTAIN INVESTMENTS. Certain of a fund's investment practices are subject to special and complex federal income tax provisions, including rules relating to short sales, constructive sales, "straddle" and "wash sale" transactions and section 1256 contracts (as defined below), that may, among other things: (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (ii) convert lower taxed long-term capital gains into higher taxed short-term capital gains or ordinary income; (iii) convert an ordinary loss or a deduction into a capital loss; (iv) cause a fund to recognize income or gain without a corresponding receipt of cash; and/or (v) adversely alter the characterization of certain fund investments. Moreover, the straddle rules and short sale rules may require the capitalization of certain related expenses of a fund.


Certain debt obligations. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by a fund will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount
(OID) is treated as interest income and is included in a fund's income (and required to be distributed by a fund) over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. In addition, payment-in-kind debt securities will give rise to income which is required to be distributed and is taxable even though a fund holding the security receives no interest payment in cash on the security during the year.


Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a fund in the secondary market may be treated as having "market discount." Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its "revised issue price") over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Alternatively, a fund may elect to accrue market discount currently, in which case a fund will be required to include the accrued market discount in a fund's income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in a fund's income, will depend upon which of the permitted accrual methods a fund elects.


Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by a fund may be treated as having OID or, in certain cases, "acquisition discount" (very generally, the excess of the stated redemption price over the purchase price). A fund will be required to include the OID or acquisition discount in income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which OID or acquisition discount accrues, and thus is included in a fund's income, will depend upon which of the permitted accrual methods a fund elects.


If a fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest a fund actually received. Such distributions may be made from the cash assets of a fund or by liquidation of portfolio securities that it might otherwise have continued to hold. A fund may realize gains or losses from such liquidations. In the event a fund realizes net gains from such transactions, its shareholders may receive larger distributions than they would have received in the absence of such transactions. These investments may also affect the character of income recognized by a fund.


A portion of the OID accrued on certain high yield discount obligations may not be deductible to the issuer and will instead be treated as a dividend paid by the issuer for purposes of the dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by a fund may be eligible for the dividends received deduction to the extent attributable to the deemed dividend portion of such OID.


Investments in debt obligations that are at risk of or in default present special tax issues for a fund. Federal income tax rules are not entirely clear about issues such as whether and, if so, to what extent a fund should recognize market discount on such a debt obligation, when a fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by a fund, when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its eligibility for treatment as a regulated investment company and does not become subject to US federal income or excise tax.


Very generally, where a fund purchases a bond at a price that exceeds the redemption price at maturity (i.e., a premium), the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if a fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds acquired on or after January 4, 2013, the fund is permitted to deduct any remaining premium allocable to a prior period. In the case of a tax-exempt bond, tax rules require such a fund to reduce its tax basis by the amount of amortized premium.


Derivatives. In addition to the special rules described below in respect of options transactions and futures, a fund's transactions in other derivative instruments (e.g. forward contracts and swap agreements), as well as any of its other hedging, short sale or similar transactions, may be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by a fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to a fund and defer fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions may also: (i) require a fund to mark to market annually certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year); or (ii) cause a fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements described above in order to avoid certain income and excise taxes. A fund may be required to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirements, which may also accelerate the recognition of gain by the fund. A fund will monitor its transactions, make the appropriate tax elections and make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of a fund from treatment as a regulated investment company.


In general, option premiums received by a fund are not immediately included in the income of a fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or a fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by a fund is exercised and a fund sells or delivers the underlying stock, a fund generally will recognize capital gain or loss equal to
(a) the sum of the strike price and the option premium received by a fund minus
(b) a fund's basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, a fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund's obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by a fund is greater or less than the amount paid by a fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, a fund generally will recognize short-term gain equal to the premium received.



A fund's options activities may include transactions constituting straddles for US federal income tax purposes that trigger the US federal income tax straddle rules contained primarily in Section 1092 of the Code. Such straddles include, for example, positions in a particular security, or an index of securities, and one or more options that offset the former position, including options that are "covered" by a fund's long position in the subject security. Very generally, where applicable, Section 1092 requires: (i) that losses be deferred on positions deemed to be offsetting positions with respect to "substantially similar or related property," to the extent of unrealized gain in the latter; and (ii) that the holding period of such a straddle position that has not already been held for the long-term holding period be terminated and begin anew once the position is no longer part of a straddle. The straddle rules apply in modified form to so-called "qualified covered calls." Very generally, where a taxpayer writes an option on a single stock that is "in the money" but not "deep in the money," the holding period on the stock will not be terminated, as it would be under the general straddle rules, but will be suspended during the period that such calls are outstanding. These straddle rules could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute "qualified dividend income" (as discussed below) or qualify for the dividends-received deduction (as discussed below) to fail to satisfy the holding period requirements and therefore to be taxed at ordinary income tax rates or to fail to qualify for the dividends-received deduction, as the case may be.



In summary, a fund's options activities can cause a substantial portion of the fund's income to consist of short-term capital gains, taxable to shareholders at ordinary income rates when distributed to them.


A fund's investment in so-called "section 1256 contracts," which include certain futures contracts as well as listed non-equity options written or purchased by a fund on US exchanges (including options on futures contracts, equity indices and debt securities), are subject to special federal income tax rules. All section 1256 contracts held by a fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in a fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by a fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were neither part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss (although certain foreign currency gains and losses from such contracts may be treated as ordinary in character), regardless of the period of time the positions were actually held by a fund.


As a result of entering into swap contracts, a fund may make or receive periodic net payments. A fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a fund has been a party to the swap for more than one year). With respect to certain types of swaps, a fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for federal income tax purposes as ordinary income or loss. The federal income tax treatment of many types of credit default swaps is uncertain under current law.


In general, gain or loss on a short sale is recognized when a fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally treated as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in a fund's hands. Except with respect to certain situations where the property used by a fund to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of "substantially identical property" held by a fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, "substantially identical property" has been held by a fund for more than a year. In general, a fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.



Income from certain commodity-linked derivatives does not constitute qualifying income to a fund. The federal income tax treatment of commodity-linked notes and certain other derivative instruments in which a fund might invest is not certain, in particular with respect to whether income and gains from such instruments constitutes qualifying income. If a fund treats income from a particular instrument as qualifying income and the income is later determined not to constitute qualifying income, and, together with any other nonqualifying income, causes the fund's nonqualifying income to exceed 10% of its gross income in any taxable year, the fund will fail to qualify as a regulated investment company unless it is eligible to and does pay a tax at the fund level. Certain funds (including the DWS Enhanced Commodity Strategy Fund and DWS RREEF Real Assets Fund) have obtained private letter rulings from the IRS confirming that the income and gain earned through a wholly owned subsidiary that invests in certain types of commodity-linked derivatives constitute qualifying income under the Code. The IRS has currently suspended the issuance of such private letter rulings. See "Investment in Wholly Owned Foreign Subsidiary" for more information.



Because the rules described above and other federal income tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax. A fund intends to limit its activities in options, futures contracts, forward contracts, short sales, swaps and related transactions to the extent necessary to meet the requirements for qualification and treatment as a regulated investment company under the Code.


REITs. A fund's investments in equity securities of REITs may result in a fund's receipt of cash in excess of the REIT's earnings; if a fund distributes these amounts, the distributions could constitute a return of capital to fund shareholders for federal income tax purposes. In addition, such investments in REIT equity securities also may require a fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by a fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.


Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a fund's income from a residual interest in a real estate mortgage investment conduit (REMIC) or an equity interest in a taxable mortgage pool (TMP) including such income received indirectly through a REIT or other pass-through entity (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC or TMP interest directly (see "Taxation of US Shareholders - Dividends and distributions - Additional considerations" and see also "Tax-exempt Shareholders" for a summary of certain federal income tax consequences to shareholders of distributions reported as excess inclusion income).



For taxable years beginning after December 31, 2017 and before January 1, 2026, qualified REIT dividends (i.e. REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as "qualified business income" that is eligible for a 20% federal income tax deduction in the case of individuals, trusts and estates. The Code currently does not contain a provision permitting a regulated investment company to pass the special character of this income through to shareholders. As a result, direct investors in REITs may be entitled to this deduction while investors that invest in a fund that invests in REITs will not.



Standby commitments. A fund may purchase municipal securities together with the right to resell the securities to the seller at an agreed upon price or yield within a specified period prior to the maturity date of the securities. Such a right to resell is commonly known as a "put" and is also referred to as a "standby commitment." A fund may pay for a standby commitment either in cash or in the form of a higher price for the securities which are acquired subject to the standby commitment, thus increasing the cost of securities and reducing the yield otherwise available. Additionally, a fund may purchase beneficial interests in municipal securities held by trusts, custodial arrangements or partnerships and/or combined with third-party puts or other types of features such as interest rate swaps; those investments may require a fund to pay "tender fees" or other fees for the various features provided. The IRS has issued a revenue ruling to the effect that, under specified circumstances, a regulated investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The IRS has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The IRS has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. A fund, where relevant, intends to take the position that it is the owner of any municipal obligations acquired subject to a standby commitment or other third party put and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the IRS will agree with such position in any particular case. If a fund is not viewed as the owner of such municipal obligations, it will not be permitted to treat the exempt interest paid on such obligations as belonging to it. This may affect the fund's eligibility to pay exempt-interest dividends to its shareholders. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees paid by a fund, in relation to various regulated investment company tax provisions is unclear. However, the Advisor intends to manage a fund's portfolio in a manner designed to minimize any adverse impact from the tax rules applicable to these investments.


As described herein, in certain circumstances a fund may be required to recognize taxable income or gain even though no corresponding amounts of cash are received concurrently. A fund may therefore be required to obtain cash to satisfy its distribution requirements by selling securities at times when it might not otherwise be desirable to do so or by borrowing the necessary cash, thereby incurring interest expense. In certain situations, a fund will, for a taxable year, defer all or a portion of its capital losses and currency losses realized after October 31 until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October 31 may affect the federal income tax character of shareholder distributions.


Foreign investments. Income (including, in some cases, capital gains) from investments in foreign stocks or securities may be subject to foreign taxes, including withholding and other taxes imposed by foreign jurisdictions. Tax conventions between certain countries and the US may reduce or eliminate such taxes. It is not possible to determine a fund's effective rate of foreign tax in advance since the amount of a fund's assets to be invested in various countries is not known. Payment of such taxes will reduce a fund's yield on those investments.


If a fund is liable for foreign taxes and if more than 50% of the value of a fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations (including foreign governments), a fund may make an election pursuant to which certain foreign taxes paid by a fund would be treated as having been paid directly by shareholders of a fund. Pursuant to such election, shareholders may be able to claim a credit or deduction on their federal income tax returns for their pro rata portions of qualified taxes paid by a fund to foreign countries in respect of foreign securities that such fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes paid by a fund. Each shareholder of a fund will be notified whether the foreign taxes paid by a fund will "pass through" for that year and, if so, such notification will report the shareholder's portion of (i) the foreign taxes paid by a fund and (ii) a fund's foreign source income. Certain fund of funds also may qualify to pass through to shareholders foreign taxes paid by underlying funds in which the fund of funds invests. See Fund-of-Funds Structure, below.


A shareholder's ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by a fund is subject to certain limitations imposed by the Code, which may result in the shareholder not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their US federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. The amount of foreign taxes that a shareholder may claim as a credit in any year will generally be subject to a separate limitation for "passive income," which includes, among other types of income, dividends, interest and certain foreign currency gains. Because capital gains realized by a fund on the sale of foreign securities will be treated as US source income, the available credit of foreign taxes paid with respect to such gains may be restricted. Shareholders that are not subject to US federal income tax, and those who invest in a fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by a fund.


If a fund does not satisfy the requirements for passing through to its shareholders their proportionate shares of any foreign taxes paid by a fund, shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes incurred by a fund and will not be required to include such taxes in their gross income.


A fund's transactions in foreign currencies, foreign-currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may in certain instances give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Under section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time a fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time a fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. In general, gains (and losses) realized on debt instruments will be treated as section 988 gain (or loss) to the extent attributable to changes in exchange rates between the US dollar and the currencies in which the instruments are denominated. Similarly, gains or losses on foreign currency, foreign currency forward contracts and certain foreign currency options or futures contracts, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless a fund elects otherwise. Any such ordinary income treatment may accelerate or increase fund distributions to shareholders, and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by a fund to offset income or gains earned in subsequent taxable years. With regard to forward contracts entered into beginning January 15, 2015 the DWS CROCI (Reg. TM) International Fund has elected to treat eligible currency gains and losses derived from forward contracts as capital gains and losses; not all currency gains and losses are eligible for this treatment.



Investment in passive foreign investment companies (PFICs). If a fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" (PFICs), it may be subject to US federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares, which tax cannot be eliminated by making distributions to fund shareholders. Such excess distributions and gains will be considered ordinary income. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.


However, a fund may elect to avoid the imposition of that tax. For example, a fund may in certain cases elect to treat the PFIC as a "qualified electing fund" under the Code (i.e., make a "QEF election"), in which case a fund would be required to include in income each year its share of the ordinary earnings and net capital gains of the qualified electing fund, even if such amounts were not distributed to a fund. In order to make this election, a fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or not possible to obtain.


Alternatively, a fund may make a mark-to-market election that will result in a fund being treated as if it had sold (and, solely for purposes of this mark-to-market election, repurchased) its PFIC stock at the end of such fund's taxable year. In such case, a fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The QEF and mark-to-market elections must be made separately for each PFIC owned by a fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, a fund could potentially ameliorate the adverse federal income tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. A fund may have to distribute this "phantom" income and gain to satisfy the 90% distribution requirement and/or to avoid imposition of the 4% excise tax. Making either of these elections therefore may require a fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a fund's total return. A fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules. Because it is not always possible to identify a foreign corporation as a PFIC, a fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income."


Investment in Wholly Owned Foreign Subsidiary. Certain funds may invest a portion of their assets (but not more than 25% of the value of the fund's total assets as of the end of each quarter of such fund's taxable year) in a wholly owned foreign subsidiary that will invest in certain types of commodity-linked derivatives (each a "Subsidiary"). Each Subsidiary was formed under the laws of the Cayman Islands and is classified as a corporation for federal income tax purposes.


For federal income tax purposes, each Subsidiary will be treated as a controlled foreign corporation and the applicable fund will be treated as a "US shareholder" of the Subsidiary. As a result, each fund will be required to include in gross income for US federal income tax purposes all of its Subsidiary's "subpart F income," whether or not such income is distributed by the Subsidiary. It is expected that all or substantially all of each Subsidiary's income will be "subpart F income." Each fund's recognition of its Subsidiary's "subpart F income" will increase the fund's basis in its shares of the Subsidiary. Distributions by a Subsidiary to the applicable fund will be tax-free, to the extent of the Subsidiary's previously undistributed "subpart F income," and will correspondingly reduce the fund's basis in its shares of the Subsidiary. "Subpart F income" is generally treated as ordinary income, regardless of the character of a Subsidiary's underlying income. Therefore, each fund's investment in its Subsidiary may cause the fund to realize more ordinary income than would be the case if the fund invested directly in the investments held by its Subsidiary. If a net loss is realized by a Subsidiary, such loss is not generally available to offset other income earned by the applicable fund.



As noted above, to qualify as a regulated investment company, a fund must derive at least 90% of its gross income each taxable year from certain specified sources. Income from direct investments in commodities and certain commodity-linked derivatives generally does not constitute qualifying income. The IRS has formerly issued a number of private letter rulings to investment companies concluding that income derived from an investment in a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income but each of these private letter rulings applies only to the taxpayer that received it and may not be used or cited as precedent. DWS Enhanced Commodity Strategy Fund and DWS RREEF Real Assets Fund each obtained a ruling. The IRS has since suspended the issuance of such rulings and is reviewing its policy in this area. The IRS recently issued proposed regulations that, if finalized, would generally treat a fund's subpart F income inclusion with respect to its Subsidiary as qualifying income only if there is a distribution out of the earnings and profits of the Subsidiary that is attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final. If the proposed regulations are adopted, a Subsidiary may be required to sell investments, including at a time when it may be disadvantageous to do so, in order to satisfy the distribution requirement. It is possible that, as a consequence of its current review of this area, the IRS will reverse its prior position and publish guidance under which it will take the position that income and gains a fund derives from its investment in its Subsidiary do or will not constitute qualifying income. In such a case, a fund could fail to qualify as a regulated investment company, could be limited in its ability to implement its current investment strategies and may need to significantly change its investment strategies, which could adversely affect the fund. A fund also may incur transaction and other costs to comply with any new or additional guidance from the IRS.



Investments in MLP Equity Securities. A fund may invest to a limited degree in MLPs and other entities that are treated as qualified publicly traded partnerships for federal income tax purposes. Net income derived from a qualified publicly traded partnership is included in the sources of income from which a regulated investment company must derive at least 90% of its gross income. However, no more than 25% of the value of a regulated investment company's total assets at the end of each fiscal quarter may be invested in securities of qualified publicly traded partnerships. If an MLP in which a fund invests is treated as a partnership for federal income tax purposes, a fund will be required to take into account a fund's allocable share of the income, gains, losses, deductions, expenses and tax credits recognized by each such MLP regardless of whether the MLP distributes cash to a fund. A fund must recognize income that is allocated to it from an MLP for federal income tax purposes, even if a fund does not receive cash distributions from the MLP. Income allocated to a fund from an MLP may include income recognized as a result of the cancellation of the MLP's debt. Because a fund may recognize income from an MLP in excess of the cash distributions received from the MLP, a fund may be required to sell other securities or may have to use leverage in order to satisfy the distribution requirements to qualify as a regulated investment company and to avoid federal income and excise taxes. The longer that a fund holds a particular MLP investment, the more likely it is that such MLP could generate net taxable income allocable to a fund equal to or in excess of the distributions the MLP makes to a fund.


Distributions to a fund from an MLP that that is taxed as a partnership for federal income tax purposes are not taxable unless the cash amount (or in certain cases, the fair market value of market securities) distributed exceeds a fund's basis in its MLP interest. A fund's basis in its equity securities in an MLP taxed as a partnership generally is equal to the amount a fund paid for the equity securities (i) increased by a fund's allocable share of the MLP's net income and certain MLP debt, if any, and (ii) decreased by a fund's allocable share of the MLP's net losses and distributions received by a fund from the MLP. Although any distributions by an MLP to a fund in excess of a fund's allocable share of such MLP's net income may create a temporary economic benefit to a fund, such distribution will decrease a fund's basis in its MLP interest and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by a fund. A portion of any gain or loss recognized by a fund on a disposition of an MLP equity security where the MLP is taxed as a partnership may be taxed as ordinary income or loss to the extent attributable to assets of the MLP that give rise to depreciation recapture, intangible drilling and development cost recapture or other "unrealized receivables" or "inventory items" under the Code. Any such gain may exceed net taxable gain realized on the disposition and will be recognized even if there is a net taxable loss on the disposition.

For taxable years beginning after December 31, 2017 and before January 1, 2026, "qualified publicly traded partnership income" is treated as "qualified business income" that is eligible for a 20% federal income tax deduction in the case of individuals, trusts and estates. The Code currently does not contain a provision permitting a regulated investment company to pass the special character of this income through to shareholders. As a result, direct investors in MLPs that are publicly traded partnership taxed as partnerships may be entitled to this deduction while investors that invests in a fund that invests in such MLPs will not.



Investments in the Master Portfolios. Special tax considerations apply to a Feeder Fund investing in a Master Portfolio. As noted above, each Master Portfolio is treated as a partnership for US federal income tax purposes. For US federal income tax purposes, a Feeder Fund generally will be allocated its distributive share (as determined in accordance with the governing instruments of the applicable Master Portfolio, as well as with the Code, the Treasury regulations thereunder, and other applicable authority) of the income, gains, losses, deductions, credits, and other tax items of its Master Portfolio so as to reflect the Feeder Fund's interests in the Master Portfolio. A Master Portfolio may modify its partner allocations to comply with applicable tax regulations, including, without limitation, the income tax regulations under Sections 704, 734, 743, 754, and 755 of the Code. It also may make special allocations of specific tax items, including gross income, gain, deduction, or loss. These modified or special allocations could result in a Feeder Fund, as a partner, receiving more or less items of income, gain, deduction, or loss (and/or income, gain, deduction, or loss of a different character) than it would in the absence of such modified or special allocations. A Feeder Fund will be required to include in its income its share of its Master Portfolio's tax items, including gross income, gain, deduction, or loss, for any taxable year regardless of whether or not the Master Portfolio distributes any cash to the Feeder Fund in such year.


A Master Portfolio is not required, and generally does not expect, to make distributions (other than distributions in redemption of Master Portfolio interests) to its investors each year. Accordingly, the income recognized by a Feeder Fund in respect of its investment in a Master Portfolio could exceed amounts distributed (if any) by the Master Portfolio to the Feeder Fund in a particular taxable year, and thus the Feeder Fund could be required to redeem a portion of its interests in the Master Portfolio in order to obtain sufficient cash to satisfy its annual distribution requirements (described above) and to otherwise avoid fund-level US federal income and excise taxes.


A Feeder Fund's receipt of a non-liquidating cash distribution from a Master Portfolio generally will result in recognized gain (but not loss) only to the extent that the amount of the distribution exceeds the Feeder Fund's adjusted basis in its interests of the Master Portfolio before the distribution. A Feeder Fund that receives a liquidating cash distribution from a Master Portfolio generally will recognize capital gain to the extent of the difference between the proceeds received by the Feeder Fund and the Feeder Fund's adjusted tax basis in interests of such Master Portfolio; however, the Feeder Fund generally will recognize ordinary income, rather than capital gain, to the extent that the Feeder Fund's allocable share of "unrealized receivables" (including any accrued but untaxed market discount) and substantially appreciated inventory, if any, exceeds the Feeder Fund's share of the basis in those unrealized receivables and substantially appreciated inventory. Any capital loss realized on a liquidating cash distribution may be recognized by a Feeder Fund only if it redeems all of its Master Portfolio interests for cash. A Feeder Fund generally will not recognize gain or loss on an in-kind distribution of property from a Master Portfolio, including on an in-kind redemption of Master Portfolio interests. However, certain exceptions to this general rule may apply.


TAXATION OF US SHAREHOLDERS


DIVIDENDS AND DISTRIBUTIONS. A fund intends to distribute substantially all of its net investment company taxable income (computed without regard to the dividends-paid deduction) and net capital gain (that is, the excess of net realized long-term capital gains over net realized short-term capital losses), if any, to shareholders each year. Unless a shareholder instructs the Trust/Corporation to pay such dividends and distributions in cash, they will be automatically reinvested in additional shares of a fund.


Dividends and other distributions by a fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made, whether you receive them in cash or reinvest them in additional shares. However, any dividend or distribution declared by a fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by a fund not later than such December 31, provided such dividend is actually paid by a fund on or before January 31 of the following calendar year. Dividends and distributions received by a retirement plan qualifying for tax-exempt treatment under the Code will not be subject to current US federal income taxation. However, withdrawals from such retirement plans may be subject to US federal income tax.


If a fund retains for investment an amount equal to all or a portion of its net capital gain, it will be subject to federal income tax at the fund level at regular corporate rates on the amount retained. In that event, a fund may designate such retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for US federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, and (ii) will be entitled to credit their proportionate shares of the federal income tax paid by a fund on the undistributed amount against their US federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities. The tax basis of shares owned by a fund shareholder, for US federal income tax purposes, will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder's gross income and the federal income tax deemed paid by the shareholder under clause
(ii) of the preceding sentence. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by a fund upon filing appropriate returns or claims for refund with the IRS.



For federal income tax purposes, distributions of investment income (other than "exempt-interest dividends," see below) are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a fund owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, the fund will recognize long-term capital gain or loss on investments it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less. Distributions of net capital gains that are properly reported by a fund as capital gain dividends (Capital Gain Dividends) will be taxable as long-term capital gains includible in and taxed at the reduced rates applicable to net capital gain. Distributions from capital gains are generally made after applying any available capital loss carryovers. Except as discussed below, all other dividends of a fund (including dividends from short-term capital gains) from current and accumulated earnings and profits are generally subject to federal income tax as ordinary income.


Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, "net investment income" generally includes, among other things, (i) distributions paid by a fund of net investment income and capital gains (other than exempt-interest dividends, described below) as described above, and (ii) any net gain from the sale, redemption, exchange or other taxable disposition of a fund's shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a fund.


Qualified dividend income. Distributions reported by a fund as derived from "qualified dividend income" will be taxed to individuals and other noncorporate shareholders at the reduced federal income tax rates generally applicable to net capital gains, provided certain holding period and other requirements are met at both the shareholder and fund levels. Dividends subject to these special rules are not actually treated as capital gains, however, and thus are not included in the computation of an individual's net capital gain and generally cannot be offset by capital losses.



If 95% or more of a fund's gross income (excluding net long-term capital gain over net short-term capital loss) in a taxable year is attributable to qualified dividend income received by a fund, 100% of the dividends paid by a fund (other than distributions reported by a fund as Capital Gain Dividends) to individuals and other noncorporate shareholders during such taxable year will be eligible to be treated as qualified dividend income. If less than 95% of a fund's gross income is attributable to qualified dividend income, then only the portion of the fund's dividends that is attributable to qualified dividend income and reported as such by the fund will be eligible to be treated as qualified dividend income.


For these purposes, qualified dividend income generally means income from dividends received by a fund from US corporations and certain foreign corporations. Dividend income received by a fund and distributed to a fund shareholder may not be treated as qualified dividend income by the shareholder unless a fund satisfies certain holding period and other requirements with respect to the stock in its portfolio generating such dividend income and the shareholder meets certain holding period and other requirements with respect to a fund's shares. A dividend will not be treated as qualified dividend income (at either a fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is
(a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company or surrogate foreign corporation that is not treated as a domestic corporation under Section 7874(b) of the Code. For purposes of determining the holding period for stock on which a dividend is received, such holding period is reduced for any period the recipient has an option to sell, is under a contractual obligation to sell or has made (and not closed) a short sale of substantially identical stock or securities, and in certain other circumstances.



Qualified dividend income does not include any dividends received from tax-exempt corporations or interest from fixed income securities. Also, dividends received by a fund from a REIT or another regulated investment company are generally qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such REIT or other regulated investment company. In the case of securities lending transactions, payments in lieu of dividends are not qualified dividend income.



Dividends-received deduction. If dividends from domestic corporations constitute a portion of a fund's gross income, a portion of the income distributions of a fund may be eligible for the 50% dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by a fund from domestic corporations for the taxable year. A dividend received by a fund will not be treated as a dividend eligible for the dividends-received deduction (i) if it has been received with respect to any share of stock that the fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (ii) to the extent that the fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends-received deduction may otherwise be disallowed or reduced (i) if a corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a fund or (ii) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)). For purposes of determining the holding period for stock on which a dividend is received, such holding period is reduced for any period the recipient has an option to sell, is under a contractual obligation to sell or has made (and not closed) a short sale of substantially identical stock or securities, and in certain other circumstances.



Distributions from REITs do not qualify for the deduction for dividends received. Shareholders will be informed of the portion of fund dividends that so qualifies.


Capital gains. In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend, its taxable income and its earnings and profits, a fund may elect to treat any post-October capital loss (defined as any net capital loss attributable to the portion of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to such portion of the taxable year) and late-year ordinary loss (generally, the sum of its. (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31 and its (ii) other net ordinary losses attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

Capital gains distributions may be reduced if a fund has capital loss carryforwards available. Capital losses in excess of capital gains ("net capital losses") are not permitted to be deducted against a fund's net investment income. Instead, subject to certain limitations, a fund may carry forward a net capital loss from any taxable year to offset capital gains, if any, realized during a subsequent taxable year. If a fund incurs or has incurred net capital losses in taxable years beginning after December 22, 2010 ("post-2010 losses"), those losses will be carried forward to one or more subsequent taxable years without expiration; any such carryforward losses will retain their character as short-term or long-term. If a fund incurred net capital losses in a taxable year beginning on or before December 22, 2010 ("pre-2011 losses"), the fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains. A fund must use any post-2010 losses, which will not expire, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the fund retains or distributes such gains. Any capital loss carryforwards and any post-October loss deferrals to which a fund is entitled are disclosed in a fund's annual reports to shareholders.


Additional considerations. Certain of a fund's investments in derivative instruments and foreign currency-denominated instruments, and any of a fund's transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income. If there are differences between a fund's book income and the sum of its taxable income and net tax-exempt income, a fund may be required to distribute amounts in excess of its book income or a portion of fund distributions may be treated as a return of capital to shareholders. If a fund's book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income, the distribution of such excess generally will be treated as (i) a dividend to the extent of a fund's remaining earnings and profits, (ii) thereafter, as a return of capital to the extent of the recipient's basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a fund's book income is less than the sum of its taxable income and net tax-exempt income, a fund could be required to make distributions exceeding its book income to qualify for treatment as a regulated investment company.


Distributions to shareholders reported as excess inclusion income (see Special tax provisions that apply to certain investments - REITs) (i) may constitute "unrelated business taxable income" (UBTI) for those shareholders who would otherwise be exempt from federal income tax, such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a federal income tax return, to file a tax return and pay tax on such income, (ii) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (iii) will not be eligible for reduced US withholding tax rates for non-US shareholders (including non-US shareholders eligible for the benefits of a US income tax treaty), and (iv) may cause a fund to be subject to tax if certain "disqualified organizations," as defined in the Code, are fund shareholders. A shareholder will be subject to US federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code. See Tax-exempt shareholders below.


All distributions by a fund result in a reduction in the net asset value of a fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income, qualified dividend income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing fund shares just prior to a distribution will receive a partial return of capital upon the distribution, which nevertheless may be taxable to them for federal income tax purposes.


After the end of each calendar year, a fund will inform shareholders of the federal income tax status of dividends and distributions paid (or treated as paid) during such calendar year.


Exempt-interest dividends. Any dividends paid by a fund that are reported by a fund as exempt-interest dividends will not be subject to regular federal income tax. A fund will be qualified to pay exempt-interest dividends to its shareholders if, at the end of each quarter of a fund's taxable year, at least 50% of the total value of a fund's assets consists of obligations of a state or political subdivision thereof the interest on which is exempt from federal income tax under

Code section 103(a). Distributions that a fund reports as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may result in liability for federal alternative minimum tax purposes for individual shareholders and for state and local tax purposes, for both individual and corporate shareholders. For example, if a fund invests in "private activity bonds," certain shareholders may be subject to alternative minimum tax on the part of a fund's distributions derived from interest on such bonds.



Certain funds of funds may also qualify to pay exempt-interest dividends to shareholders, to the extent of exempt-interest dividends received from underlying funds in which the fund of funds invests. See Fund-of-Funds structure, below.



Interest on indebtedness incurred directly or indirectly to purchase or carry shares of a fund will not be deductible to the extent it is deemed related to exempt-interest dividends paid by a fund. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of a fund's total distributions (not including Capital Gain Dividends) paid to the shareholder that are exempt-interest dividends. Under rules used by the IRS to determine when borrowed funds are considered incurred for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares. In addition, the Code may require a shareholder that receives exempt-interest dividends to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. A portion of any exempt-interest dividend paid by a fund that represents income derived from certain revenue or private activity bonds held by a fund may not retain its tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by such bonds, or a "related person" thereof. Moreover, some or all of the exempt-interest dividends distributed by a fund may be a specific preference item, or a component of an adjustment item, for purposes of the federal alternative minimum taxes. The receipt of dividends and distributions from a fund may affect a foreign corporate shareholder's federal "branch profits" tax liability and the federal "excess net passive income" tax liability of a shareholder that is a Subchapter S corporation. Shareholders should consult their own tax advisors as to whether they are (i) "substantial users" with respect to a facility or "related" to such users within the meaning of the Code or (ii) subject to a federal alternative minimum tax, the federal "branch profits" tax or the federal "excess net passive income" tax.



Shareholders that are required to file tax returns are required to report tax-exempt interest income, including exempt-interest dividends, on their federal income tax returns. A fund will inform shareholders of the federal income tax status of its distributions after the end of each calendar year, including the amounts, if any, that qualify as exempt-interest dividends and any portions of such amounts that constitute tax preference items under the federal alternative minimum tax. Shareholders who have not held shares of a fund for a full taxable year may have designated as tax-exempt or as a tax preference item a percentage of their distributions which is different from the percentage of a fund's income that was tax-exempt or comprising tax preference items during the period of their investment in a fund. Shareholders should consult their tax advisors for more information.



TRANSACTIONS IN FUND SHARES. Upon the sale or exchange of his or her shares, a shareholder generally will realize a taxable gain or loss equal to the difference between the amount realized and his or her basis in the shares. A redemption of shares by a fund generally will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Except in the case of DWS Variable NAV Money Fund, any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in a fund, within a 61-day period beginning thirty
(30) days before and ending thirty (30) days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss.



Any loss realized upon a taxable disposition of a fund's shares held by a shareholder for six months or less will be treated as long-term, rather than short-term, to the extent of any capital gain dividends received (or deemed received) by the shareholder with respect to the shares. Any loss realized by a shareholder on the sale of fund shares held by the shareholder for six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to such shares, unless a fund declares exempt-interest dividends on a daily basis in an amount equal to at least 90% of its net tax-exempt interest and distributes such dividends on a monthly or more frequent basis. A shareholder's ability to utilize capital losses may be limited under the Code. If a shareholder incurs a sales charge in acquiring shares of a fund, disposes of those shares within 90 days and then acquires by January 31 of the calendar year following the calendar year in which the disposition occurred shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain or loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of mutual funds.


The sale or other disposition of shares of a fund by a retirement plan qualifying for tax-exempt treatment under the Code will not be subject to US federal income tax. However, withdrawals from such retirement plans may be subject to US federal income tax. Because the federal income tax treatment of a sale or exchange of fund shares depends on your purchase price and your personal tax position, you should keep your regular account statements to use in determining your federal income tax liability.



Under US Treasury regulations, a shareholder of a money market fund may elect a simplified method for determining gain or loss on fund shares. This simplified method is called the NAV method. Under the NAV method, gain or loss on fund shares is not computed on every sale or redemption. Instead, gain or loss is based on the aggregate value of a shareholder's fund shares during the computation period. A shareholder's gain or loss generally equals (i) the aggregate fair market value of the shareholder's shares in the fund at the end of the computation period, (ii) minus the aggregate fair market value of the shareholder's shares at the end of the prior computation period, (iii) minus the shareholder's "net investment" in the fund for the computation period. A shareholder's net investment is the aggregate cost of fund shares purchased during the computation period (including reinvested dividends) minus the aggregate amount received in taxable redemptions of fund shares during the same period. The computation period may be the shareholder's taxable year or a shorter period, as long as all computation periods contain days from only one taxable year and every day during the taxable year falls within one and only one computation period. Any capital gain or loss realized under the NAV method will be a short-term capital gain or loss. Shareholders should consult their own tax advisor to determine if the NAV method is appropriate for their individual circumstances.



COST BASIS REPORTING. A fund or, for a shareholder that purchased fund shares through a financial intermediary, the financial intermediary, is generally required to report to the IRS, and furnish to such shareholder "cost basis" and "holding period" information for fund shares the shareholder acquired on or after January 1, 2012 and redeemed on or after that date (covered shares). These requirements do not apply to investments through a tax-advantaged arrangement or to shares of money market funds. For covered shares, the fund or the financial intermediary, as appropriate, will report the following information to the IRS and to the shareholder on Form 1099-B: (i) the adjusted basis of such shares; (ii) the gross proceeds received on the redemption; and
(iii) whether any gain or loss with respect to the redeemed shares is long-term or short-term.



With respect to fund shares in accounts held directly with a fund, the fund will calculate and report cost basis using a fund's default method of average cost, unless the shareholder instructs the fund to use a different calculation method. Please visit the DWS Web site at dws.com (the Web site does not form a part of this Statement of Additional Information) for more information.



Shareholders who hold fund shares through a financial intermediary should contact the financial intermediary regarding the cost basis reporting default method used by the financial intermediary and the reporting elections available.


Shareholders should contact a tax advisor regarding the application of the cost basis reporting rules to their particular situation, including whether to elect a cost basis calculation method or use a fund's default method of average cost.


TAX-EXEMPT SHAREHOLDERS. A fund generally serves to "block" (that is, prevent the attribution to shareholders of) UBTI from being realized by tax-exempt shareholders. Notwithstanding this "blocking" effect, a tax-exempt shareholder could recognize UBTI by virtue of its investment in a fund if shares in a fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

Furthermore, a tax-exempt shareholder may recognize UBTI if a fund recognizes "excess inclusion income" derived from direct or indirect investments in REMIC residual interests or TMPs if the amount of such income recognized by a fund exceeds a fund's investment company taxable income (after taking into account deductions for dividends paid by a fund). Any investment in residual interests of a Collateralized Mortgage Obligation (CMO) that has elected to be treated as a REMIC likewise can create complex tax problems, especially if a fund has state or local governments or other tax-exempt organizations as shareholders.


In addition, special tax consequences apply to charitable remainder trusts
(CRTs) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, if a CRT (defined in section 664 of the Code) realizes any UBTI for a taxable year, it must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a fund that recognizes "excess inclusion income." Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a fund that recognizes "excess inclusion income," then a fund will be subject to a tax on that portion of its "excess inclusion income" for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act and the Code, a fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder's distributions for the year by the amount of the tax that relates to such shareholder's interest in a fund. CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in a fund.


BACKUP WITHHOLDING AND OTHER TAX CONSIDERATIONS



A fund generally is required to withhold US federal income tax on distributions (including exempt-interest dividends) and redemption proceeds payable to shareholders who fail to provide a fund with their correct taxpayer identification number or to make required certifications, who have underreported dividend or interest income, or who have been notified (or when a fund is notified) by the IRS that they are subject to backup withholding. The backup withholding tax rate is currently 24%. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's US federal income tax liability.



Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of a fund as an investment through such plans and the precise effect of an investment on their particular tax situation.


A fund's shareholders may be subject to state and local taxes on distributions received from a fund and on redemptions of a fund's shares. Rules of state and local taxation of dividend and capital gains distributions from regulated investment companies often differ from rules for federal income taxation described above. You are urged to consult your tax advisor as to the consequences of these and other state and local tax rules affecting an investment in a fund.


If a shareholder recognizes a loss with respect to a fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance shareholders of a regulated investment company are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.


SHAREHOLDER REPORTING OBLIGATIONS WITH RESPECT TO FOREIGN BANK AND FINANCIAL ACCOUNTS. Shareholders that are US persons and own, directly or indirectly, more than 50% of a fund by vote or value could be required to report annually their "financial interest" in a fund's "foreign financial accounts," if any, on FinCen Form 114, Report of Foreign Bank and Financial Accounts. Shareholders should consult a tax advisor regarding the applicability to them of this reporting requirement.

OTHER REPORTING AND WITHHOLDING REQUIREMENTS



Sections 1471-1474 of the Code and the US Treasury and IRS guidance issued thereunder (collectively, the Foreign Account Tax Compliance Act or FATCA) generally require a fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an IGA) between the US and a foreign government. If a shareholder fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, a fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays and 30% of the gross proceeds of share redemptions or exchanges and certain Capital Gain Dividends it pays after December 31, 2018. If a payment by a fund is subject to FATCA withholding, a fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described below (e.g., Capital Gain Dividends). Each prospective investor is urged to consult its tax advisor regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor's own situation, including investments through an intermediary.



TAXATION OF NON-US SHAREHOLDERS. In general, dividends other than Capital Gain Dividends and exempt-interest dividends paid by a fund to a shareholder that is not a "US person" within the meaning of the Code (non-US shareholder) are subject to withholding of US federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a non-US shareholder directly, would not be subject to withholding. Distributions properly reported as Capital Gain Dividends and exempt-interest dividends generally are not subject to withholding of federal income tax.


However, a fund is not required to withhold any amounts (i) with respect to distributions from US-source interest income of types similar to those not subject to US federal income tax if earned directly by an individual non-US shareholder, to the extent such distributions are properly reported by a fund (interest-related dividends), and (ii) with respect to distributions of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly reported by the fund (short-term capital gain dividends). The exception to withholding for interest-related dividends does not apply to distributions to a non-US shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a US person,
(B) to the extent that the dividend is attributable to certain interest on an obligation if the non-US shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the non-US shareholder and the non-US shareholder is a controlled foreign corporation. The exception to withholding for short-term capital gain dividends does not apply to (A) distributions to an individual non-US shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions subject to special rules regarding the disposition of US real property interests (USRPIs) as defined below. Depending on the circumstances, a fund may make designations of interest-related and/or short-term capital gain dividends with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for these exemptions from withholding. A fund does not currently intend to make designations of interest-related dividends.


A non-US shareholder is not, in general, subject to US federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a fund or on Capital Gain Dividends unless: (i) such gain or dividend is effectively connected with the conduct by the non-US shareholder of a trade or business within the United States; (ii) in the case of a non-US shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met; or (iii) the shares constitute USRPIs or the Capital Gain Dividends are attributable to gains from the sale or exchange of USRPIs in accordance with the rules set forth below.


The 30% withholding tax does not apply to dividends paid to a non-US shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-US shareholder's conduct of a trade or business within the United States. Instead, foreign shareholders with respect to whom income from a fund is effectively connected with a trade or business conducted by the foreign shareholder within the United States will in general be subject to US federal income tax on the income derived from a fund at the graduated rates applicable to US citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares of a fund and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to US federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the US. More generally, foreign shareholders who are residents in a country with an income tax treaty with the US may obtain different tax results than those described herein, and are urged to consult their tax advisors.


In order to qualify for any exemption from withholding tax or a reduced rate of withholding tax under an applicable income tax treaty, a non-US shareholder will need to comply with applicable certification requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form). In the case of shares held through an intermediary, the intermediary may withhold tax even if a fund reports a dividend as an interest-related dividend or short-term capital gain dividend. Non-US shareholders should contact their intermediaries with respect to the application of these rules to their accounts.


A non-US shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.


In general, except as noted in this subsection, US federal withholding tax will not apply to any gain or income realized by a non-US shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of a fund.


Special rules apply to distributions to certain non-US shareholders from a fund if a fund is either a "US real property holding corporation" (USRPHC) or would be a USRPHC but for the operation of the exceptions to the definition thereof described below. Additionally, special rules apply to the sale of shares in a fund if a fund is a USRPHC or former USRPHC. Very generally, a USRPHC is a domestic corporation that holds US real property interests (USRPIs) the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation's USRPIs plus interests in real property located outside the United States and other assets. USRPIs are defined as any interest in US real property or any interest (other than a creditor) in a USRPHC or former USRPHC. If a fund holds (directly or indirectly) significant interests in REITs, it may be a USRPHC. The special rules discussed in the next paragraph also apply to distributions from a fund if it would be a USRPHC absent exclusions from USRPI treatment for interests in domestically controlled REITs or regulated investment companies and not-greater-than-10% interests in publicly traded classes of stock in REITs or not-greater-than-5% interests in publicly traded classes of stock in regulated investment companies.



If a fund is a USRPHC or would be a USRPHC but for the exceptions from the definition of USRPI (described above), under a "look-through" rule, distributions by a fund that are attributable directly or indirectly to: (a) gain realized on the disposition of USRPIs by a fund; and (b) distributions received by a fund from a lower-tier regulated investment company or REIT that a fund is required to treat as USRPI gain in its hands will retain their character as gains realized from USRPIs in the hands of a fund's non-US shareholders and will be subject to US federal withholding tax. In addition, such distributions could result in the foreign shareholder being required to file a US tax return and pay tax on the distributions at regular US federal income tax rates. The consequences to a non-US shareholder, including the rate of such withholding and character of such distributions (e.g., ordinary income or USRPI gain) will vary depending on the extent of the non-US shareholder's current and past ownership of a fund.



Non-US shareholders are also subject to "wash sale" rules to prevent the avoidance of the tax-filing and payment obligations discussed above through the sale and repurchase of fund shares.


In addition, if a fund is a USRPHC or former USRPHC, a fund may be required to withhold US tax upon a redemption of shares by a greater-than-5% shareholder that is a non-US shareholder, and that shareholder would be required to file a US income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain. However, no such withholding is generally required with respect to amounts paid in redemption of shares of a fund if a fund was a domestically controlled qualified investment entity, or, in certain other limited cases, if a fund (whether or not domestically controlled) held substantial investments in regulated investment companies that were domestically controlled qualified investment entities.

Shares of a fund held by a non-US shareholder at death will be considered situated within the United States and will be subject to the US estate tax.


The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders should consult their own tax advisors with respect to the particular tax consequences to them of an investment in a fund, including the applicability of foreign taxes.



Fund-of-Funds Structure. If a fund invests substantially all of its assets in shares of other mutual funds, Exchange Traded Funds or other companies that are regulated investment companies (collectively, "underlying funds"), its distributable income and gains will normally consist entirely of distributions from underlying funds and gains and losses on the disposition of shares of underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, a fund will not be able to benefit from those losses until (i) the underlying fund realizes gains that it can reduce by those losses, or (ii) the fund recognizes its shares of those losses (so as to offset distributions of net income or capital gains from other underlying funds) when it disposes of shares of the underlying fund. Moreover, even when a fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss.



In addition, in certain circumstances, the "wash sale" rules under Section 1091 of the Code may apply to a fund's sales of underlying fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by a fund at a loss and the fund acquires additional shares of that same underlying fund or other substantially identical stock or securities 30 days before or after the date of the sale. The wash-sale rules could defer losses in the fund's hands on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.


As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gain that a fund will be required to distribute to shareholders will be greater than such amounts would have been had the fund invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the character of distributions from a fund (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the fund invested directly in the securities held by the underlying funds.


If a fund receives dividends from an underlying fund, and the underlying fund reports such dividends as "qualified dividend income," then the fund is permitted, in turn, to report a portion of its distributions as "qualified dividend income," provided the fund meets the holding period and other requirements with respect to shares of the underlying fund.


If a fund receives dividends from an underlying fund, and the underlying fund reports such dividends as eligible for the dividends-received deduction, then the fund is permitted, in turn, to report a portion of its distributions as eligible for the dividends-received deduction, provided the fund meets the holding period and other requirements with respect to shares of the underlying fund.


If a fund receives tax credit bond credits from an underlying fund, and the underlying fund made an election to pass through such tax credits to its shareholders, then the fund is permitted in turn to elect to pass through its proportionate share of those tax credits to its shareholders, provided that the fund meets the shareholder notice and other requirements.


If at the close of each quarter of a fund's taxable year, at least 50% of its total assets consists of interests in other regulated investment companies, a fund will be a "qualified fund of funds." In that case, the fund is permitted to elect to pass through to its shareholders foreign income and other similar taxes paid by the fund of funds or by an underlying fund that itself elected to pass such taxes through to shareholders, so that shareholders of the qualified fund of funds will be eligible to claim a tax credit or deduction for such taxes.


A qualified fund of funds (defined above) is permitted to distribute exempt-interest dividends and thereby pass through to its shareholders the tax-exempt character of interest on tax-exempt obligations and exempt-interest dividends it receives from underlying funds.

Variable annuity funds. Certain special tax considerations apply to the variable annuity funds (Deutsche DWS Variable Series I, Deutsche DWS Variable Series II and Deutsche DWS Investments VIT Funds). These funds intend to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements limit the percentage of total assets used to fund variable contracts that an insurance company separate account may invest in any single investment. Because Section 817(h) and those regulations treat the assets of a regulated investment company owned exclusively by insurance company separate accounts and certain other permitted investors as assets of the separate accounts investing in that regulated investment company, these regulations are imposed on the assets of the variable annuity funds in addition to the diversification requirements imposed on the funds by the 1940 Act and Subchapter M of the Code. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below (and, in general, during a one year start-up period), as of the end of each calendar quarter or within thirty
(30) days thereafter no more than 55% of the total assets of a separate account may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are generally considered a single investment, and each US Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), US Government securities and securities of other regulated investment companies. In addition, a separate account is considered adequately diversified if the account invests all its assets in a regulated investment company that is a government money market fund as defined in Rule 2a-7 under the 1940 Act and the regulated investment company is owned exclusively by insurance company separate accounts and certain other permitted investors.



Failure by a variable annuity fund to qualify as a regulated investment company or to satisfy the Section 817(h) requirements by failing to comply with the "55%-70%-80%-90%" diversification test or the safe harbor described above could cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the Section 817(h) diversification requirements may be corrected, but such a correction could require a payment to the IRS with respect to the period or periods during which the investments of the account did not meet the diversification requirements. The amount of any such payment could be based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure could also result in adverse tax consequences for the insurance company issuing the contracts.



The 4% excise tax described above does not apply to any regulated investment company whose sole shareholders are tax-exempt pension trusts, separate accounts of life insurance companies funding variable contracts and certain other tax-exempt entities and other regulated investment companies that qualify for this exception to the excise tax. In determining the sole shareholders of a regulated investment company for purposes of this exception to the excise tax, shares attributable to an investment in the regulated investment company (not exceeding $250,000) made in connection with the organization of the regulated investment company are not taken into account.



The IRS has indicated that too great a degree of investor control over the investment options underlying variable contracts may result in the loss of tax-deferred treatment for such contracts. The Treasury Department has issued rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account, and is likely to issue additional rulings in the future. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income.


In determining whether an impermissible level of investor control is present, one factor the IRS considers when a separate account invests in one or more regulated investment companies is whether a regulated investment company's investment strategies are sufficiently broad to prevent a contract holder from being deemed to be making particular investment decisions through its investment in the separate account. Current IRS guidance indicates that typical regulated investment company investment strategies, even those with a specific sector or geographical focus, are generally considered sufficiently broad to prevent a contract holder from being deemed to be making particular investment decisions through its investment in a separate account. For example, the IRS has issued a favorable ruling concerning a separate account offering sub-accounts (each funded through a single regulated investment company) with the following investment strategies: money market, bonds, large company stock, international stock, small company stock, mortgage-backed securities, health care industry, emerging markets, telecommunications, financial services, South American stock, energy, and Asian markets. Each variable annuity fund has an investment objective and strategies that are not materially narrower than the investment strategies described in this IRS ruling.


The above discussion addresses only one of several factors that the IRS considers in determining whether a contract holder has an impermissible level of investor control over a separate account. Contract holders should consult with their insurance companies, their tax advisors, as well as the prospectus relating to their particular contract for more information concerning this investor control issue.


In the event that additional rules, regulations or other guidance are issued by the IRS or the Treasury Department concerning this issue, such guidance could affect the treatment of a variable annuity fund as described above, including retroactively. In addition, there can be no assurance that a variable annuity fund will be able to continue to operate as currently described, or that a variable annuity fund will not have to change its investment objective or investment policies in order to prevent, on a prospective basis, any such rules and regulations from causing variable contract owners to be considered the owners of the shares of the variable annuity fund.



DWS RREEF MLP & ENERGY INFRASTRUCTURE FUND



TAXATION OF THE FUND AND ITS INVESTMENTS



FUND TAXED AS A CORPORATION. The fund has not elected to qualify as a regulated investment company under Subchapter M of the Code. The regulated investment company tax rules, including limitations on investments in MLPs, therefore do not apply to the fund. As a result, the fund is treated as a regular corporation, or "C" corporation, for federal income tax purposes, and generally is subject to federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 21%). In addition, as a regular corporation, the fund will be subject to state and local taxes by reason of its status and its investments in equity securities of MLPs taxed as partnerships. Therefore, the fund may have state and local tax liabilities in multiple states, which will reduce the fund's cash available to make distributions to shareholders. The extent to which the fund is required to pay federal, state or local income, franchise, alternative minimum or other taxes could materially reduce the fund's cash available to make distributions to shareholders.



MLP EQUITY SECURITIES. MLPs are similar to corporations in many respects, but differ in others, especially in the way they are treated for federal income tax purposes. A corporation is required to pay federal income tax on its income, and, to extent the corporation distributes its income to its shareholders in the form of dividends from earnings and profits, its shareholders are required to pay federal income tax on such dividends. For this reason, it is said that corporate income is taxed at two levels. An MLP generally is not subject to tax as a corporation. An MLP generally is treated for federal income tax purposes as a partnership, which means no federal income tax is generally paid by the MLP. A partnership's income, gains, losses, expenses and tax credits are considered earned by all of its partners and are generally allocated among all the partners in proportion to their interests in the partnership. Each partner takes into account on its own tax return its share of the partnership's income, gains, losses, expenses and tax credits, and is responsible for any resulting tax liability, regardless of whether the partnership distributes cash to the partners. A cash distribution from a partnership is not itself taxable to the extent it does not exceed the recipient partner's basis in its partnership interest and is treated as capital gain to the extent any cash (or, in certain cases, marketable securities) distributed to a partner exceeds the partner's basis (see description below as to how an MLP investor's basis is calculated) in the partnership. Partnership income is thus said to be taxed only at one level - the partner level.


MLPs are publicly traded partnerships under the Code. The Code generally requires publicly traded partnerships to be treated as corporations for federal income tax purposes. If, however, a publicly traded partnership satisfies certain requirements, the publicly traded partnership will be treated as a partnership for federal income tax purposes. Specifically, if a publicly traded partnership receives 90% or more of its gross income from qualifying sources, such as interest, dividends, real estate rents, gain from the sale or other disposition of real property, income and gain from certain mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, gain from the sale or disposition of a capital asset held for the production of such income, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities, then the publicly traded partnership will be treated as a partnership for federal income tax purposes. Mineral or natural resources activities include exploration, development, production, mining, processing, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizers, timber or industrial source carbon dioxide. Most of the MLPs in which the fund will invest are expected to be treated as partnerships for federal income tax purposes, but this will not always be the case and some of the MLPs in which the fund invests may be treated as corporations for federal income tax purposes.


To the extent that the fund invests in the equity securities of an MLP taxed as a partnership, the fund will be a partner in such MLP. Accordingly, the fund will be required to take into account the fund's allocable share of the income, gains, losses, deductions, expenses and tax credits recognized by each such MLP, regardless of whether the MLP distributes cash to the fund. As described above, MLP distributions to partners are not taxable unless the cash amount (or, in certain cases, the fair market value of marketable securities) distributed exceeds the recipient partner's basis in its MLP interest. The fund anticipates that the cash distributions it will receive with respect to its investment in equity securities of MLPs will exceed the net taxable income allocated to the fund from such MLPs because of tax deductions such as depreciation, amortization and depletion that will be allocated to the fund from the MLPs. No assurance, however, can be given in this regard. The longer that the fund holds a particular MLP investment, the more likely it is that such MLP could generate net taxable income allocable to the fund equal to or in excess of the distributions the MLP makes to the fund. If or when an MLP generates net taxable income allocable to the fund, the fund will have a larger corporate income tax expense, which will result in less cash available to distribute to shareholders.



The fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the fund on the sale, exchange or other taxable disposition and the fund's basis in such assets. Any such gain will be subject to federal income tax at the regular corporate rate, regardless of how long the fund has held such assets. The amount realized by the fund in any case generally will be the amount paid by the purchaser of the asset plus, in the case of MLP equity securities where the MLP is taxed as a partnership, the fund's allocable share, if any, of the MLP's debt that was allocated to the fund prior to such sale, exchange or other taxable disposition. The fund's basis in its equity securities in an MLP taxed as a partnership generally is equal to the amount the fund paid for the equity securities, (i) increased by the fund's allocable share of the MLP's net taxable income and certain MLP debt, if any, and (ii) decreased by the fund's allocable share of the MLP's net losses and any distributions received by the fund from the MLP. Although any distribution by an MLP to the fund in excess of the fund's allocable share of such MLP's net taxable income may create a temporary economic benefit to the fund, such distribution will decrease the fund's basis in its MLP interest and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the fund. A portion of any gain or loss recognized by the fund on a disposition of an MLP equity security where the MLP is taxed as a partnership (or by an MLP on a disposition of an underlying asset) may be separately computed and taxed as ordinary income or loss under the Code to the extent attributable to assets of the MLP that give rise to depreciation recapture, intangible drilling and development cost recapture, or other "unrealized receivables" or "inventory items" under the Code. Any such gain may exceed net taxable gain realized on the disposition and will be recognized even if there is a net taxable loss on the disposition. As a corporation, the fund's capital gains will be taxed at ordinary income rates, so treatment of gains as ordinary income will not cause the gains to be taxed at a higher rate. Nevertheless, the fund's net capital losses may only be used to offset capital gains and therefore could not be used to offset gains that are treated as ordinary income. Thus, the fund could recognize both gain that is treated as ordinary income and a capital loss on a disposition of an MLP equity security (or on an MLP's disposition of an underlying asset) and would not be able to use the capital loss to offset that ordinary income. Any capital losses that the fund recognizes on a disposition of an equity security of an MLP or otherwise can only be used to offset capital gains that the fund recognizes. Any capital losses that the fund is unable to use may be carried back for three taxable years and forward for five taxable years to reduce the fund's capital gains in such years. Because (i) the periods for which capital losses may be carried back and forward are limited and (ii) the disposition of an equity security of an MLP may be treated, in significant part, as ordinary income, capital losses incurred by the fund may expire without being utilized.

FOREIGN INCOME TAX. Investment income received by the fund from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld generally will be treated as an expense of the fund. The United States has entered into tax treaties with many foreign countries that entitle the fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a form to receive the benefit of the reduced tax rate; whether or when the fund will receive the reduced tax rate is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the fund may not receive the reduced treaty rates. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the fund not to receive the reduced treaty rates. Other countries may subject capital gains realized by the fund on a sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the fund's assets to be invested in various countries is not known.


STATE AND LOCAL INCOME TAX. As described above, the fund is taxed as a regular corporation, or "C" corporation. Because of its tax status, the fund generally is subject to state and local corporate income, franchise and other taxes. By reason of its investments in equity securities of MLPs, the fund may have state and local tax liabilities in multiple states and in multiple local jurisdictions, which, in addition to any federal income tax imposed on the fund, would further reduce the fund's cash available to make distributions to shareholders.


TAXATION OF US SHAREHOLDERS


DISTRIBUTIONS. Distributions made to you by the fund will generally constitute taxable dividends to the extent of your allocable share of the fund's current and accumulated earnings and profits, as calculated for federal income tax purposes. Generally, a corporation's earnings and profits are computed based upon taxable income, with certain specified adjustments.


As explained above, based upon the historic performance of the types of MLPs in which the fund intends to invest, the fund anticipates that the distributed cash from the MLPs generally will exceed the fund's share of the MLPs' taxable income. Consequently, the fund anticipates that only a portion of the fund's distributions will be treated as dividend income to you. To the extent that distributions to you exceed your allocable share of the fund's current and accumulated earnings and profits, the distribution will be a non-taxable return of capital to the extent of your basis in the fund's shares and that basis will be reduced, which will increase the amount of gain (or decrease the amount of loss) realized upon a subsequent sale or redemption of the shares. To the extent you hold such shares as a capital asset and have no further basis in the shares to offset the distribution, you will report the amount of the distribution in excess of your basis as capital gain.


Because the fund will invest a substantial portion of its assets in MLPs, special rules will apply to the calculation of the fund's earnings and profits. For example, it is expected that the fund's earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the fund's earnings and profits being higher than the fund's taxable income in a particular year if the MLPs in which the fund invests calculate their income using accelerated depreciation. Because of these differences, the fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the fund's taxable income for such year.



Distributions to you from the fund treated as dividends under the foregoing rules generally will be taxable as ordinary income to you but may qualify as "qualified dividend income." Under federal income tax law, qualified dividend income received by individuals and other noncorporate shareholders is taxed at the rates applicable to long-term capital gains, provided certain holding period and other requirements are satisfied. See "All Funds (other than DWS RREEF MLP & Energy Infrastructure Fund) -Taxation of US Shareholders - Dividends and distributions - Qualified dividend income" above.

In addition to constituting qualified dividend income to noncorporate investors, such dividends are expected to be eligible for the dividends-received deduction available to corporate shareholders of the fund under section 243 of the Code. The availability of the dividends-received deduction is subject to certain holding period and other requirements imposed under the Code on the corporation claiming the deduction. See "All Funds (other than DWS RREEF MLP & Energy Infrastructure Fund) -Taxation of US Shareholders -Dividends and distributions -Dividends-received deduction" above.



You should be careful to consider the tax implications of buying shares just prior to a distribution. At the time of your purchase of fund shares, the fund's net asset value may reflect undistributed income or net unrealized appreciation of portfolio securities held by the fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, could be taxable unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.


If you reinvest fund distributions, upon the fund's payment of a distribution to you, you will be treated for federal income tax purposes as receiving a cash distribution from the fund in an amount equal to the fair market value of the shares issued to you and reinvesting such amount in fund shares. The portion of such a distribution that is taxable as dividend income will be determined under the rules described above.


Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals whose income exceeds certain threshold amounts, and of certain trusts and estates under similar rules. For these purposes, "net investment income" generally includes, among other things, dividends and net gain from the sale, redemption or exchange of fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in the fund.


TRANSACTIONS IN FUND SHARES. A redemption of shares generally will be treated as a taxable sale or exchange of such shares, provided: (i) the redemption is not essentially equivalent to a dividend; (ii) the redemption is a substantially disproportionate redemption; (iii) the redemption is a complete redemption of a shareholder's entire interest in the fund; or (iv) the redeeming shareholder is not a corporation and the redemption is in partial liquidation of the fund. The full amount of the proceeds received in a redemption which does not qualify for sale or exchange treatment will be treated as described in "Distributions" above.


A shareholder will realize a taxable gain or loss on the sale or exchange of shares of the fund in an amount equal to the difference between the amount realized on the sale or exchange and the shareholder's basis in the shares. A shareholder's basis in his or her shares may be less than the price paid for the shares as a result of distributions by the fund in excess of the fund's earnings and profits (i.e., returns of capital). Any gain or loss realized on a sale or exchange of fund shares will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Long-term capital gains of noncorporate shareholders of the fund (including individuals) are currently subject to US federal income taxation at a maximum rate of 20%.The deductibility of capital losses for both corporate and non-corporate shareholders of the fund is subject to limitations under the Code.


Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of distributions in the fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. The exchange of shares of the fund for shares of another fund is taxable for federal income tax purposes and the exchange will be reported as a taxable sale. Shareholders should consult their tax advisors regarding the state and local tax consequences of an exchange of shares.


The sale or other disposition of shares of the fund by a retirement plan qualifying for tax-exempt treatment under the Code generally will not be subject to US federal income tax. However, withdrawals from such retirement plans may be subject to US federal income tax. Because the federal income tax treatment of a sale or exchange of fund shares depends on your basis and your personal tax position, you should keep your regular account statements to use in determining your federal income tax liability.

COST BASIS REPORTING. The fund or, for a shareholder that purchased fund shares through a financial intermediary, the financial intermediary, is generally required to report to the IRS, and furnish to such shareholder "cost basis" and "holding period" information for fund shares. These requirements do not apply to investments through a tax-advantaged arrangement. The fund or the financial intermediary, as appropriate, will report the following information to the IRS and to the shareholder on Form 1099-B: (i) the adjusted basis of such shares;
(ii) the gross proceeds received on the redemption; and (iii) whether any gain or loss with respect to the redeemed shares is long-term or short-term.



With respect to fund shares in accounts held directly with the fund, the fund will calculate and report cost basis using the fund's default method of first-in, first-out, unless the shareholder instructs the fund to use a different calculation method. Please visit the DWS Web site at dws.com (the Web site does not form a part of this Statement of Additional Information) for more information.



Shareholders who hold fund shares through a financial intermediary should contact the financial intermediary regarding the cost basis reporting default method used by the financial intermediary and the reporting elections available. Shareholders should contact a tax advisor regarding the application of the cost basis reporting rules to their particular situation, including whether to elect a cost basis calculation method or use the fund's default method.


TAX-EXEMPT INVESTORS AND REGULATED INVESTMENT COMPANIES. Employee benefit plans and most other organizations exempt from federal income tax, including individual retirement accounts and other retirement plans, are subject to federal income tax on their unrelated business taxable income, or UBTI. Because the fund is a corporation for federal income tax purposes, an owner of the fund's shares will not report on its federal income tax return any items of income, gain, loss and deduction that are allocated to the fund from the MLPs in which the fund invests. Moreover, dividend income from, and gain from the sale of, corporate stock generally does not constitute UBTI unless the corporate stock is debt-financed. Therefore, a tax-exempt investor should not have UBTI attributable to its ownership, sale, or redemption of the fund's shares unless its ownership is debt-financed. In general, shares are considered to be debt-financed if the tax-exempt owner of the shares incurred debt to acquire the shares or otherwise incurred a debt that would not have been incurred if the shares had not been acquired. Similarly, the income and gain realized from an investment in the fund's shares by an investor that is a regulated investment company should constitute qualifying income for the regulated investment company.



BACKUP WITHHOLDING AND OTHER TAX CONSIDERATIONS. The fund generally is required to withhold US federal income tax on distributions and redemption proceeds payable to shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, who have underreported dividend or interest income, or who have been notified (or when the fund is notified) by the IRS that they are subject to backup withholding. The backup withholding tax rate is currently 24%. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's US federal income tax liability.



Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of the fund as an investment through such plans and the precise effect of an investment on their particular tax situation. The fund's shareholders may be subject to state and local taxes on distributions received from the fund and on redemptions of the fund's shares. Rules of state and local taxation often differ from the rules for federal income taxation described above. You are urged to consult your tax advisor as to the consequences of these and other state and local tax rules affecting an investment in the fund.


If a shareholder recognizes a loss with respect to the fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder may have to file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.


TAXATION OF NON-US SHAREHOLDERS

Distributions paid by the fund to a shareholder that is not a "US person" within the meaning of the Code (non-US shareholder) generally will be subject to withholding of US federal income tax at a rate of 30% unless the tax is reduced or eliminated under a tax treaty or the distributions are effectively connected with a US trade or business of the shareholder. Any capital gain realized by a non-US shareholder upon a sale, redemption or exchange of shares of the fund will generally not be subject to US federal income or withholding tax unless: (i) the gain is effectively connected with the shareholder's trade or business in the US, or in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the US for 183 days or more during the taxable year and certain other conditions are met or; (ii) the fund is or has been a US real property holding corporation, as defined below, at any time within the five-year period preceding the date of disposition of the fund's shares or, if shorter, within the period during which the non-US shareholder has held the fund shares. Generally, a corporation is a US real property holding corporation if the fair market value of its US real property interests, as defined in the Code and applicable regulations, equals or exceeds 50% of the aggregate fair market value of its worldwide real property interests and its other assets used or held for use in a trade or business. The fund may be, or may prior to a non-US shareholder's disposition of shares, become a US real property holding corporation.


Non-US shareholders with respect to whom income from the fund is effectively connected with a trade or business conducted by the foreign shareholder within the United States will in general be subject to US federal income tax on dividends and any gains realized upon the sale, redemption or exchange of shares of the fund at the graduated rates applicable to US citizens, residents or domestic corporations, and in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to US federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the US. More generally, foreign shareholders who are residents in a country with an income tax treaty with the US may obtain different tax results than those described herein, and are urged to consult their tax advisors.


In order to qualify for any exemption from withholding tax or a reduced rate of withholding tax under an applicable income tax treaty, a non-US shareholder will need to comply with applicable certification requirements relating to its non-US status (including, in general, furnishing the appropriate IRS Form W-8 or substitute form). A non-US shareholder who fails to provide an IRS Form W-8 or other applicable form may also be subject to backup withholding at the appropriate rate.



Sections 1471-1474 of the Code and the US Treasury and IRS guidance issued thereunder (collectively, the Foreign Account Tax Compliance Act or FATCA) generally require the fund to obtain information sufficient to identify the status of each of its shareholders under FATCA. If a shareholder fails to provide this information or otherwise fails to comply with FATCA, the fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on distributions and the proceeds of the sale, redemption or exchange of fund shares. Each prospective investor is urged to consult its tax advisor regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor's own situation, including investments through an intermediary.



Each non-US shareholder should consult his, her or its tax advisor regarding the US and non-US tax consequences of ownership of the fund's shares and receipt of distributions from the fund.


ALL FUNDS


THE PRECEDING IS ONLY A SUMMARY OF CERTAIN MATERIAL US FEDERAL INCOME TAX CONSEQUENCES AFFECTING A FUND AND ITS SHAREHOLDERS. CURRENT AND PROSPECTIVE SHAREHOLDERS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISORS WITH RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN A FUND, INCLUDING FEDERAL, STATE, LOCAL AND FOREIGN TAX CONSEQUENCES.

PART II: APPENDIX II-I - PROXY VOTING POLICY AND GUIDELINES

1.   INTRODUCTION


Deutsche Asset Management ("AM") has adopted and implemented the following Policies and Guidelines, which it believes are reasonably designed to ensure that proxies are voted in the best economic interest of clients and in accordance with its fiduciary duties and local regulation. This Proxy Voting Policy and Guidelines - AM ("Policy and Guidelines") shall apply to all accounts managed by US domiciled advisers and to all US client accounts managed by non-US regional offices. Non-US regional offices are required to maintain procedures and to vote proxies as may be required by law on behalf of their non-US clients. In addition, AM's proxy policies reflect the fiduciary standards and responsibilities for ERISA accounts.


The attached guidelines represent a set of global recommendations that were determined by the Global Proxy Voting Sub-Committee (the "GPVSC"). These guidelines were developed to provide AM with a comprehensive list of recommendations that represent how AM will generally vote proxies for its clients. The recommendations derived from the application of these guidelines are not intended to influence the various AM legal entities either directly or indirectly by parent or affiliated companies. In addition, the organizational structures and documents of the various AM legal entities allows, where necessary or appropriate, the execution by individual AM subsidiaries of the proxy voting rights independently of any DB parent or affiliated company. This applies in particular to non-US fund management companies. The individuals that make proxy voting decisions are also free to act independently, subject to the normal and customary supervision by the Management/Boards of these AM legal entities.


2.   AM'S PROXY VOTING RESPONSIBILITIES


Proxy votes are the property of AM's advisory clients./1 /As such, AM's authority and responsibility to vote such proxies depend upon its contractual relationships with its clients or other delegated authority. AM has delegated responsibility for effecting its advisory clients' proxy votes to Institutional Shareholder Services ("ISS"), an independent third-party proxy voting specialist. ISS votes AM's advisory clients' proxies in accordance with AM's proxy guidelines or AM's specific instructions. Where a client has given specific instructions as to how a proxy should be voted, AM will notify ISS to carry out those instructions. Where no specific instruction exists, AM will follow the procedures in voting the proxies set forth in this document. Certain Taft-Hartley clients may direct AM to have ISS vote their proxies in accordance with Taft Hartley Voting Guidelines.



Clients may in certain instances contract with their custodial agent and notify AM that they wish to engage in securities lending transactions. In such cases, it is the responsibility of the custodian to deduct the number of shares that are on loan so that they do not get voted twice. To the extent a security is out on loan and AM determines that a proxy vote (or other shareholder action) is materially important to the client's account, AM may request, on a best efforts basis, that the agent recall the security prior to the record date to allow AM to vote the securities.

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/1/ For purposes of this document, "clients" refers to persons or entities: (i) for which AM serves as investment adviser or sub-adviser; (ii) for which AM votes proxies; and (iii) that have an economic or beneficial ownership interest in the portfolio securities of issuers soliciting such proxies.


3.   POLICIES


3.1. PROXY VOTING ACTIVITIES ARE CONDUCTED IN THE BEST ECONOMIC INTEREST OF CLIENTS

AM has adopted the following Policies and Guidelines to ensure that proxies are voted in accordance with the best economic interest of its clients, as determined by AM in good faith after appropriate review.


3.2. THE GLOBAL PROXY VOTING SUB-COMMITTEE

The GPVSC is an internal working group established by the applicable AM's Investment Risk Oversight Committee pursuant to a written charter. The GPVSC is responsible for overseeing AM's proxy voting activities, including:

(i) Adopting, monitoring and updating guidelines, attached as Attachment A (the "Guidelines"), that provide how AM will generally vote proxies pertaining to a comprehensive list of common proxy voting matters;


(ii) Voting proxies where (i) the issues are not covered by specific client instruction or the Guidelines; (ii) the Guidelines specify that the issues are to be determined on a case-by-case basis; or
           (iii) where an exception to the Guidelines may be in the best economic interest of AM's clients; and


(iii) Monitoring Proxy Vendor Oversight's proxy voting activities (see below).


AM's Proxy Vendor Oversight, a function of AM's Operations Group, is responsible for coordinating with ISS to administer AM's proxy voting process and for voting proxies in accordance with any specific client instructions or, if there are none, the Guidelines, and overseeing ISS' proxy responsibilities in this regard.


3.3  AVAILABILITY OF PROXY VOTING POLICY AND GUIDELINES AND PROXY VOTING RECORD

Copies of this Policy, as it may be updated from time to time, is made available to clients as required by law and otherwise at AM's discretion. Clients may also obtain information on how their proxies were voted by AM as required by law and otherwise at AM's discretion. Note, however, that AM must not selectively disclose its investment company clients' proxy voting records. Proxy Vendor Oversight will make proxy voting reports available to advisory clients upon request. The investment companies' proxy voting records will be disclosed to shareholders by means of publicly-available annual filings of each company's proxy voting record for the 12-month periods ending June 30 (see
Section 5, below), if so required by relevant law.


4.   PROCEDURES


The key aspects of AM's proxy voting process are delineated below.


4.1. THE GPVSC'S PROXY VOTING GUIDELINES

The Guidelines set forth the GPVSC's standard voting positions on a comprehensive list of common proxy voting matters. The GPVSC has developed, and continues to update the Guidelines based on consideration of current corporate governance principles, industry standards, client feedback, and the impact of the matter on issuers and the value of the investments.


The GPVSC will review the Guidelines as necessary to support the best economic interests of AM's clients and, in any event, at least annually. The GPVSC will make changes to the Guidelines, whether as a result of the annual review or otherwise, taking solely into account the best economic interests of clients. Before changing the Guidelines, the GPVSC will thoroughly review and evaluate the proposed change and the reasons therefore, and the GPVSC Chair will ask GPVSC members whether anyone outside of the AM organization (but within Deutsche Bank and its affiliates) or any entity that identifies itself as an AM advisory client has requested or attempted to influence the proposed change and whether any member has a conflict of interest with respect to the proposed change. If any such matter is reported to the GPVSC Chair, the Chair will promptly notify the Conflicts of Interest Management Sub-Committee (see Section 4.4) and will defer the approval, if possible. Lastly, the GPVSC will fully document its rationale for approving any change to the Guidelines.


The Guidelines may reflect a voting position that differs from the actual practices of the public company(ies) within the Deutsche Bank organization or of the investment companies for which AM or an affiliate serves as investment adviser or sponsor. Investment companies, particularly closed-end investment companies, are different from traditional operating companies. These differences may call for differences in voting positions on the same matter. Further, the manner in which AM votes investment company proxies may differ from proposals for which an AM-advised or sponsored investment company solicits proxies from its shareholders. As reflected in the Guidelines, proxies solicited by closed-end (and open-end) investment companies are generally voted in accordance with the pre-determined guidelines of ISS.

Funds ("Underlying Funds") in which Topiary Fund Management Fund of Funds (each, a "Fund") invest, may from time to time seek to revise their investment terms (i.e. liquidity, fees, etc.) or investment structure. In such event, the Underlying Funds may require approval/consent from its investors to effect the relevant changes. Topiary Fund Management has adopted Proxy Voting Procedures which outline the process for these approvals.


4.2. SPECIFIC PROXY VOTING DECISIONS MADE BY THE GPVSC

Proxy Vendor Oversight will refer to the GPVSC all proxy proposals (i) that are not covered by specific client instructions or the Guidelines; or (ii) that, according to the Guidelines, should be evaluated and voted on a case-by-case basis.


Additionally, if Proxy Vendor Oversight, the GPVSC Chair or any member of the GPVSC, a Portfolio Manager, a Research Analyst or a sub-adviser believes that voting a particular proxy in accordance with the Guidelines may not be in the best economic interests of clients, that individual may bring the matter to the attention of the GPVSC Chair and/or Proxy Vendor Oversight./2/


If Proxy Vendor Oversight refers a proxy proposal to the GPVSC or the GPVSC determines that voting a particular proxy in accordance with the Guidelines is not in the best economic interests of clients, the GPVSC will evaluate and vote the proxy, subject to the procedures below regarding conflicts.


The GPVSC endeavors to hold meetings to decide how to vote particular proxies sufficiently before the voting deadline so that the procedures below regarding conflicts can be completed before the GPVSC's voting determination.
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/2/ Proxy Vendor Oversight generally monitors upcoming proxy solicitations for heightened attention from the press or the industry and for novel or unusual proposals or circumstances, which may prompt Proxy Vendor Oversight to bring the solicitation to the attention of the GPVSC Chair. AM Portfolio Managers, AM Research Analysts and sub-advisers also may bring a particular proxy vote to the attention of the GPVSC Chair, as a result of their ongoing monitoring of portfolio securities held by advisory clients and/or their review of the periodic proxy voting record reports that the GPVSC Chair distributes to AM portfolio managers and AM research analysts.


4.3. CERTAIN PROXY VOTES MAY NOT BE CAST

In some cases, the GPVSC may determine that it is in the best economic interests of its clients not to vote certain proxies, or that it may not be feasible to vote certain proxies. If the conditions below are met with regard to a proxy proposal, AM will abstain from voting:


o  Neither the Guidelines nor specific client instructions cover an issue;


o  ISS does not make a recommendation on the issue; and


o The GPVSC cannot convene on the proxy proposal at issue to make a determination as to what would be in the client's best interest. (This could happen, for example, if the Conflicts of Interest Management Sub-Committee found that there was a material conflict or if despite all best efforts being made, the GPVSC quorum requirement could not be met).


In addition, it is AM's policy not to vote proxies of issuers subject to laws of those jurisdictions that impose restrictions upon selling shares after proxies are voted, in order to preserve liquidity. In other cases, it may not be possible to vote certain proxies, despite good faith efforts to do so. For example, some jurisdictions do not provide adequate notice to shareholders so that proxies may be voted on a timely basis. Voting rights on securities that have been loaned to third-parties transfer to those third-parties, with loan termination often being the only way to attempt to vote proxies on the loaned securities. Lastly, the GPVSC may determine that the costs to the client(s) associated with voting a particular proxy or group of proxies outweighs the economic benefits expected from voting the proxy or group of proxies.

Proxy Vendor Oversight will coordinate with the GPVSC Chair regarding any specific proxies and any categories of proxies that will not or cannot be voted. The reasons for not voting any proxy shall be documented.


4.4. CONFLICT OF INTEREST PROCEDURES


4.4.1. PROCEDURES TO ADDRESS CONFLICTS OF INTEREST AND IMPROPER INFLUENCE

Overriding Principle. In the limited circumstances where the GPVSC votes proxies,/3/ the GPVSC will vote those proxies in accordance with what it, in good faith, determines to be the best economic interests of AM's clients./4/


Independence of the GPVSC. As a matter of Compliance policy, the GPVSC and Proxy Vendor Oversight are structured to be independent from other parts of Deutsche Bank. Members of the GPVSC and the employee responsible for Proxy Vendor Oversight are employees of AM. As such, they may not be subject to the supervision or control of any employees of Deutsche Bank Corporate and Investment Banking division ("CIB"). Their compensation cannot be based upon their contribution to any business activity outside of AM without prior approval of Legal and Compliance. They can have no contact with employees of Deutsche Bank outside of the Private Client and Asset Management division ("PCAM") regarding specific clients, business matters or initiatives without the prior approval of Legal and Compliance. They furthermore may not discuss proxy votes with any person outside of AM (and within AM only on a need to know basis).


Conflict Review Procedures. The "Conflicts of Interest Management Sub-Committee" within AM monitors for potential material conflicts of interest in connection with proxy proposals that are to be evaluated by the GPVSC. Promptly upon a determination that a proxy vote shall be presented to the GPVSC, the GPVSC Chair shall notify the Conflicts of Interest Management Sub-Committee. The Conflicts of Interest Management Sub-Committee shall promptly collect and review any information deemed reasonably appropriate to evaluate, in its reasonable judgment, if AM or any person participating in the proxy voting process has, or has the appearance of, a material conflict of interest. For the purposes of this policy, a conflict of interest shall be considered "material" to the extent that a reasonable person could expect the conflict to influence, or appear to influence, the GPVSC's decision on the particular vote at issue. GPVSC should provide the Conflicts of Interest Management Sub-Committee a reasonable amount of time (no less than 24 hours) to perform all necessary and appropriate reviews. To the extent that a conflicts review cannot be sufficiently completed by the Conflicts of Interest Management Sub-Committee the proxies will be voted in accordance with the standard Guidelines.


The information considered by the Conflicts of Interest Management Sub-Committee may include without limitation information regarding (i) AM client relationships; (ii) any relevant personal conflict known by the Conflicts of Interest Management Sub-Committee or brought to the attention of that sub-committee; and (iii) any communications with members of the GPVSC (or anyone participating or providing information to the GPVSC) and any person outside of the AM organization (but within Deutsche Bank and its affiliates) or any entity that identifies itself as an AM advisory client regarding the vote at issue. In the context of any determination, the Conflicts of Interest Management Sub-Committee may consult with and shall be entitled to rely upon all applicable outside experts, including legal counsel.


Upon completion of the investigation, the Conflicts of Interest Management Sub-Committee will document its findings and conclusions. If the Conflicts of Interest Management Sub-Committee determines that (i) AM has a material conflict of interest that would prevent it from deciding how to vote the proxies concerned without further client consent; or (ii) certain individuals should be recused from participating in the proxy vote at issue, the Conflicts of Interest Management Sub-Committee will so inform the GPVSC Chair.


If notified that AM has a material conflict of interest as described above, the GPVSC chair will obtain instructions as to how the proxies should be voted either from (i) if time permits, the affected clients, or (ii) in accordance with the standard Guidelines. If notified that certain individuals should be recused from the proxy vote at issue, the GPVSC Chair shall do so in accordance with the procedures set forth below.
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/3/ As mentioned above, the GPVSC votes proxies where: (i) neither a specific client instruction nor a Guideline directs how the proxy should be voted,
   (ii) the Guidelines specify that an issue is to be determined on a case-by-case basis or (iii) voting in accordance with the Guidelines may not be in the best economic interests of clients.

/4/ Proxy Vendor Oversight, who serves as the non-voting secretary of the GPVSC, may receive routine calls from proxy solicitors and other parties interested in a particular proxy vote. Any contact that attempts to exert improper pressure or influence shall be reported to the Conflicts of Interest Management Sub-Committee.


Note: Any AM employee who becomes aware of a potential, material conflict of
-----
interest in respect of any proxy vote to be made on behalf of clients shall notify Compliance. Compliance shall call a meeting of the Conflict Review Committee to evaluate such conflict and determine a recommended course of action.


Procedures to be followed by the GPVSC. At the beginning of any discussion regarding how to vote any proxy, the GPVSC Chair (or his or her delegate) will inquire as to whether any GPVSC member (whether voting or ex officio) or any person participating in the proxy voting process has a personal conflict of interest or has actual knowledge of an actual or apparent conflict that has not been reported to the Conflicts of Interest Management Sub-Committee.


The GPVSC Chair also will inquire of these same parties whether they have actual knowledge regarding whether any Director, officer, or employee outside of the AM organization (but within Deutsche Bank and its affiliates) or any entity that identifies itself as an AM advisory client, has: (i) requested that AM, Proxy Vendor Oversight (or any member thereof) or a GPVSC member vote a particular proxy in a certain manner; (ii) attempted to influence AM, Proxy Vendor Oversight (or any member thereof), a GPVSC member or any other person in connection with proxy voting activities; or (iii) otherwise communicated with a GPVSC member, or any other person participating or providing information to the GPVSC regarding the particular proxy vote at issue, and which incident has not yet been reported to the Conflicts of Interest Management Sub-Committee.


If any such incidents are reported to the GPVSC Chair, the Chair will promptly notify the Conflicts of Interest Management Sub-Committee and, if possible, will delay the vote until the Conflicts of Interest Management Sub-Committee can complete the conflicts report. If a delay is not possible, the Conflicts of Interest Management Sub-Committee will instruct the GPVSC (i) whether anyone should be recused from the proxy voting process or (ii) whether AM should vote the proxy in accordance with the standard guidelines, seek instructions as to how to vote the proxy at issue from ISS or, if time permits, the effected clients. These inquiries and discussions will be properly reflected in the GPVSC's minutes.


Duty to Report. Any AM employee, including any GPVSC member (whether voting or ex officio), that is aware of any actual or apparent conflict of interest relevant to, or any attempt by any person outside of the AM organization (but within Deutsche Bank and its affiliates) or any entity that identifies itself as an AM advisory client to influence, how AM votes its proxies has a duty to disclose the existence of the situation to the GPVSC Chair (or his or her designee) and the details of the matter to the Conflicts of Interest Management Sub-Committee. In the case of any person participating in the deliberations on a specific vote, such disclosure should be made before engaging in any activities or participating in any discussion pertaining to that vote.


Recusal of Members. The GPVSC will recuse from participating in a specific proxy vote any GPVSC members (whether voting or ex officio) and/or any other person who (i) are personally involved in a material conflict of interest; or
(ii) who, as determined by the Conflicts of Interest Management Sub-Committee, have actual knowledge of a circumstance or fact that could affect their independent judgment, in respect of such vote. The GPVSC will also exclude from consideration the views of any person (whether requested or volunteered) if the GPVSC or any member thereof knows, or if the Conflicts of Interest Management Sub-Committee has determined, that such other person has a material conflict of interest with respect to the particular proxy or has attempted to influence the vote in any manner prohibited by these policies.

If, after excluding all relevant GPVSC voting members pursuant to the paragraph above, there are three or more GPVSC voting members remaining, those remaining GPVSC members will determine how to vote the proxy in accordance with these Policy and Guidelines. If there are fewer than three GPVSC voting members remaining, the GPVSC Chair will vote the proxy in accordance with the standard Guidelines or will obtain instructions as to how to have the proxy voted from, if time permits, the effected clients and otherwise from ISS.


4.4.2. Investment Companies and Affiliated Public Companies


Investment Companies. As reflected in the Guidelines, all proxies solicited by open-end and closed-end investment companies are voted in accordance with the pre-determined guidelines of ISS, unless the investment company client directs AM to vote differently on a specific proxy or specific categories of proxies. However, regarding investment companies for which AM or an affiliate serves as investment adviser or principal underwriter, such proxies are voted in the same proportion as the vote of all other shareholders (i.e., "mirror" or "echo" voting). Master Fund proxies solicited from feeder Funds are voted in accordance with applicable provisions of Section 12 of the Investment Company Act of 1940 ("Investment Company Act").


Subject to participation agreements with certain Exchange Traded Funds ("ETFs") issuers that have received exemptive orders from the US Securities and Exchange Commission ("SEC") allowing investing Deutsche funds to exceed the limits set forth in Section 12(d)(1)(A) and (B) of the Investment Company Act, AM will echo vote proxies for ETFs in which Deutsche Bank holds more than 25% of outstanding voting shares globally when required to do so by participation agreements and SEC orders.


Affiliated Public Companies. For proxies solicited by non-investment company issuers of or within the Deutsche Bank organization, (e.g., Deutsche Bank itself), these proxies will be voted in the same proportion as the vote of other shareholders (i.e., "mirror" or "echo" voting).



Note: With respect to the Deutsche Central Cash Management Government Fund (registered under the Investment Company Act), the Fund is not required to engage in echo voting and the investment adviser will use these Guidelines and may determine, with respect to the Deutsche Central Cash Management Government Fund, to vote contrary to the positions in the Guidelines, consistent with the Fund's best interest.



4.4.3. Other Procedures that Limit Conflicts of Interest


AM and other entities in the Deutsche Bank organization have adopted a number of policies, procedures and internal controls that are designed to avoid various conflicts of interest, including those that may arise in connection with proxy voting, including but not limited to:


o  Code of Business Conduct and Ethics - DB Group;


o  Conflicts of Interest Policy - DB Group;


o  Information Sharing Procedures - AWM, GTB & CB&S;


o  Code of Ethics - AWM; and


o  Code of Professional Conduct - US.


The GPVSC expects that these policies, procedures and internal controls will greatly reduce the chance that the GPVSC (or, its members) would be involved in, aware of, or influenced by an actual or apparent conflict of interest.

All impacted business units are required to adopt, implement, and maintain procedures to ensure compliance with these Policies and Guidelines. At a minimum, such procedures must: (i) assign roles and responsibilities for carrying out the procedures, including responsibility for periodically updating the procedures; (ii) identify clear escalation paths for identified breaches of the procedures; and (iii) for non-dedicated procedures (i.e., desk manuals), contain a legend or table mapping the procedures to this Section (e.g., cross-referencing Section or page numbers).


5.   RECORDKEEPING


At a minimum, the following records must be properly maintained and readily accessible in order to evidence compliance with this Policy.


o AM will maintain a record of each proxy vote cast by AM that includes among other things, company name, meeting date, proposals presented, vote cast and shares voted.


o Proxy Vendor Oversight maintains records for each of the proxy ballots it votes. Specifically, the records include, but are not limited to:


o The proxy statement (and any additional solicitation materials) and relevant portions of annual statements.


o Any additional information considered in the voting process that may be obtained from an issuing company, its agents, or proxy research firms.


o Analyst worksheets created for stock option plan and share increase analyses; and


o  Proxy Edge print-screen of actual vote election.


o AM will (i) retain this Policy and the Guidelines; (ii) will maintain records of client requests for proxy voting information; and (iii) will retain any documents Proxy Vendor Oversight or the GPVSC prepared that were material to making a voting decision or that memorialized the basis for a proxy voting decision.


o The GPVSC also will create and maintain appropriate records documenting its compliance with this Policy, including records of its deliberations and decisions regarding conflicts of interest and their resolution.


o With respect to AM's investment company clients, ISS will create and maintain records of each company's proxy voting record for the 12-month periods ending June 30. AM will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the company was entitled to vote:


o  The name of the issuer of the portfolio security;


o The exchange ticker symbol of the portfolio security (if symbol is available through reasonably practicable means);


o The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security (if the number is available through reasonably practicable means);


o  The shareholder meeting date;


o  A brief identification of the matter voted on;


o  Whether the matter was proposed by the issuer or by a security holder;


o  Whether the company cast its vote on the matter;

o How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of Directors); and


o  Whether the company cast its vote for or against Management.


Note: This list is intended to provide guidance only in terms of the records
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that must be maintained in accordance with this policy. In addition, please note that records must be maintained in accordance with the Archiving and Record Retention Policy - Deutsche Bank Group and applicable policies and procedures thereunder.


With respect to electronically stored records, "properly maintained" is defined as complete, authentic (unalterable), usable and backed-up. At a minimum, records should be retained for a period of not less than six years (or longer, if necessary to comply with applicable regulatory requirements), the first three years in an appropriate AM office.


6.   THE GPVSC'S OVERSIGHT ROLE

In addition to adopting the Guidelines and making proxy voting decisions on matters referred to it as set forth above, the GPVSC monitors the proxy voting process by reviewing summary proxy information presented by ISS. The GPVSC uses this review process to determine, among other things, whether any changes should be made to the Guidelines. This review will take place at least quarterly and is documented in the GPVSC's minutes.


                 ATTACHMENT A - GLOBAL PROXY VOTING GUIDELINES


                           DEUTSCHE ASSET MANAGEMENT


                         GLOBAL PROXY VOTING GUIDELINES



                            AS AMENDED FEBRUARY 2018


                               [GRAPHIC OMITTED]

TABLE OF CONTENTS



I.           BOARD OF DIRECTORS AND EXECUTIVES
       A.    Election of Directors
       B.    Classified Boards of Directors
       C.    Board and Committee Independence
       D.    Liability and Indemnification of Directors
       E.    Qualification of Directors
       F.    Removal of Directors and Filling of Vacancies
       G.    Proposals to Fix the Size of the Board
       H.    Proposals to Restrict Chief Executive Officer's
             Service on Multiple Boards
       I.    Proposals to Establish Audit Committees
II.          CAPITAL STRUCTURE
       A.    Authorization of Additional Shares
       B.    Authorization of "Blank Check" Preferred Stock
       C.    Stock Splits/Reverse Stock Splits
       D.    Dual Class/Supervoting Stock
       E.    Large Block Issuance
       F.    Recapitalization into a Single Class of Stock
       G.    Share Repurchases
       H.    Reductions in Par Value
III.         CORPORATE GOVERNANCE ISSUES
       A.    Confidential Voting
       B.    Cumulative Voting
       C.    Supermajority Voting Requirements
       D.    Shareholder Right to Vote
IV.          COMPENSATION
       A.    Executive and Director Stock Option Plans
       B.    Employee Stock Option/Purchase Plans
       C.    Golden Parachutes
       D.    Proposals to Limit Benefits or Executive
             Compensation
       E.    Shareholder Proposals Concerning "Pay for
             Superior Performance"
       F.    Executive Compensation Advisory
       G.    Advisory Votes on Executive Compensation
       H.    Frequency of Advisory vote on Executive
             Compensation
V.           ANTI-TAKEOVER RELATED ISSUES
       A.    Shareholder Rights Plans ("Poison Pills")
       B.    Reincorporation
       C.    Fair-Price Proposals
       D.    Exemption From State Takeover Laws
       E.    Non-Financial Effects of Takeover Bids
VI.          MERGERS & ACQUISITIONS
VII.         ENVIRONMENTAL, SOCIAL AND GOVERNANCE ISSUES
       A.    Principles for Responsible Investment

        B.    ESG Issues
VIII.         MISCELLANEOUS ITEMS
        A.    Ratification of Auditors
        B.    Limitation of Non-Audit Services Provided by
              Independent Auditor
        C.    Audit Firm Rotation
        D.    Transaction of Other Business
        E.    Motions to Adjourn the Meeting
        F.    Bundled Proposals
        G.    Change of Company Name
        H.    Proposals Related to the Annual Meeting
        I.    Reimbursement of Expenses Incurred from
              Candidate Nomination
        J.    Investment Company Proxies
IX.           PROXY VOTING GUIDELINES WITH APPLICATION FOR
              HOLDINGS INCORPORATED IN EUROPE
        A.    Remuneration (Variable Pay)
        B.    Long-Term Incentive Plans
        C.    Proposals to Restrict Supervisory Board
              Members Service on Multiple Boards
        D.    Establishment of a Remuneration Committee
        E.    Management Board Election and Motion

These Guidelines may reflect a voting position that differs from the actual practices of the public company(ies) within the Deutsche Bank organization or of the investment companies for which AM or an affiliate serves as investment adviser or sponsor.


Note: Because of the unique structure and regulatory scheme applicable to
----
closed-end investment companies, the voting guidelines (particularly those related to governance issues) generally will be inapplicable to holdings of closed-end investment companies. As a result, determinations on the appropriate voting recommendation for closed-end investment company shares will be made on a case-by-case basis.


I.   BOARD OF DIRECTORS AND EXECUTIVES


A.   ELECTION OF DIRECTORS


Routine: AM Policy is to vote "for" the uncontested election of Directors. Votes for a Director in an uncontested election will be withheld in cases where a Director has shown an inability to perform his/her duties in the best interests of the shareholders, taking into account also the following additional factors:


o  Accountability to shareholders and transparency of governance practices


o  Responsiveness to investor input and shareholder vote


o Composition of the board with directors adding value through skills, expertise, and time commitment


o  Independence from management


Regarding independence: Vote against or withhold from non-independent directors when:


o  the board consists of 50% or less independent directors;


o the non-independent director is part of the audit, compensation, or nominating committee;


o the company has not appointed an audit, compensation, or nominating committee.


AM will classify directors as non-independent when:


o  For executive directors:


o  Current employee of the company or one of its affiliates.


o  For non-executive directors:


o Significant Ownership (beneficial owner of more than 50% of the company's voting power).


o Former CEO of the company or of an acquired company within the past five years.


o Former officer of the company, an affiliate, or an acquired firm within the past five years.


o Immediate family member of a current or former officer of the company or its affiliates within the last five years.




o Currently provides (or an immediate family member provides) professional services to the company, to an affiliate of the company or an individual officer of the company or one of its affiliates in excess of $10,000 per year.

Proxy contest: In a proxy contest involving election of Directors, a case-by-case voting decision will be made based upon analysis of the issues involved and the merits of the incumbent and dissident slates of Directors. Where applicable, AM will consider the recommendations of ISS along with various factors, including the following:



o  Long-term financial performance of the company relative to its industry;


o  Management's track record;


o  Background to the contested election;


o  Nominee qualifications and any compensatory arrangements;


o Strategic plan of dissident slate and quality of the critique against management;


o Likelihood that the proposed goals and objectives can be achieved (both slates); and


o  Stock ownership positions.


In the case of candidates nominated pursuant to proxy access, AM policy is to vote case-by-case considering any applicable factors listed above, including additional factors and any recommendations of a third party proxy research vendor, currently ISS, which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether or not there are more candidates than Board seats).


Rationale: The large majority of corporate Directors fulfill their fiduciary
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obligation and in most cases support for Management's nominees is warranted. As the issues relevant to a contested election differ in each instance, those cases must be addressed as they arise.


B.   CLASSIFIED BOARDS OF DIRECTORS

AM policy is to vote against proposals to classify the Board and for proposals to repeal classified Boards and elect Directors annually.


Rationale: Directors should be held accountable on an annual basis. By
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entrenching the incumbent Board, a classified Board may be used as an anti-takeover device to the detriment of the shareholders in a hostile take-over situation.


C.   BOARD AND COMMITTEE INDEPENDENCE

AM policy is to vote:


1. "For" proposals that require that a certain percentage (majority up to 66 2/3%) of members of a Board of Directors be comprised of independent or unaffiliated Directors.


2. "For" proposals that require all members of a company's compensation, audit, nominating, or other similar committees be comprised of independent or unaffiliated Directors.


3. "Against" shareholder proposals to require the addition of special interest, or constituency, representatives to Boards of Directors.


4. "For" separation of the Chairman and CEO positions.



5. Generally, "For" proposals that require a company to appoint a Chairman who is an independent Director, taking into account the following factors:


o  whether the proposal is binding and whether it requires an immediate change

o whether the current board has an existing executive or non-independent chair or there was a recent combination of the CEO and chair roles




o whether the governance structure ensures a sufficient board and committee independence, a balance of board and CEO tenure




o whether the company has poor governance practices (such as compensation, poor risk oversight, or any actions, which harmed or have the potential to harm the interests of the shareholders)


o whether the company is demonstrating poor performance (as per the assessment and recommendation of ISS)


Rationale: Board independence is a cornerstone of effective governance and
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accountability. A Board that is sufficiently independent from Management assures that shareholders' interests are adequately represented.



No Director qualifies as "independent" unless the Board of Directors affirmatively determines that the Director has no material relationship with the listed company (either directly or as a partner, shareholder or officer of an organization that has a relationship with the company).


Whether a Director is in fact not "independent" will depend on the laws and regulations of the primary market for the security and the exchanges, if any, on which the security trades.


D.   LIABILITY AND INDEMNIFICATION OF DIRECTORS


AM policy is to vote on a case-by-case basis on Management proposals to limit Directors' liability and to broaden the indemnification of Directors, unless broader indemnification or limitations on Directors' liability would affect shareholders' interests in pending litigation, in which case, AM would vote "against."


Rationale: While shareholders want Directors and officers to be responsible for
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their actions, it may not be in the best interests of the shareholders for them to be too risk averse. If the risk of personal liability is too great, companies may not be able to find capable Directors willing to serve. We support expanding coverage only for actions taken in good faith and not for serious violations of fiduciary obligation or negligence.



E.   QUALIFICATION OF DIRECTORS

AM policy is to follow Management's recommended vote on either Management or shareholder proposals that set retirement ages for Directors or require specific levels of stock ownership by Directors.


Rationale: As a general rule, the Board of Directors, and not the shareholders,
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is most qualified to establish qualification policies.


F.   REMOVAL OF DIRECTORS AND FILLING OF VACANCIES

AM policy is to vote "against" proposals that include provisions that Directors may be removed only for cause or proposals that include provisions that only continuing Directors may fill Board vacancies.


Rationale: Differing state statutes permit removal of Directors with or without cause. Removal of Directors for cause usually requires proof of self-dealing, fraud or misappropriation of corporate assets, limiting shareholders' ability to remove Directors except under extreme circumstances. Removal without cause requires no such showing.


Allowing only incumbent Directors to fill vacancies can serve as an anti-takeover device, precluding shareholders from filling the Board until the next regular election.


G.   PROPOSALS TO FIX THE SIZE OF THE BOARD

AM policy is to vote:

1. "For" proposals to fix the size of the Board unless: (a) no specific reason for the proposed change is given; or (b) the proposal is part of a package of takeover defenses.


2. "Against" proposals allowing Management to fix the size of the Board without shareholder approval.


Rationale: Absent danger of anti-takeover use, companies should be granted a
---------
reasonable amount of flexibility in fixing the size of its Board.


H.   PROPOSALS TO RESTRICT CHIEF EXECUTIVE OFFICER'S SERVICE ON MULTIPLE BOARDS


AM policy is to vote "for" proposals to restrict a Chief Executive Officer from serving on more than two outside Boards of Directors.



Rationale: Chief Executive Officer must have sufficient time to ensure that
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shareholders' interests are represented adequately.


Note: A Director's service on multiple closed-end fund Boards within a fund
----
complex are treated as service on a single Board for the purpose of the proxy voting guidelines.



I.   PROPOSALS TO ESTABLISH AUDIT COMMITTEES


AM policy is to vote "for" proposals that require the establishment of Audit Committees.


Rationale: The Audit Committee should deal with accounting and risk management
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related questions, verifies the independence of the auditor with due regard to possible conflicts of interest. It also should determine the procedure of the audit process.


II.  CAPITAL STRUCTURE


A.   AUTHORIZATION OF ADDITIONAL SHARES

AM policy is to vote "for" proposals to increase the authorization of existing classes of stock that do not exceed a 3:1 ratio of shares authorized to shares outstanding for a large cap company, and do not exceed a 4:1 ratio of shares authorized to shares outstanding for a small-midcap company (companies having a market capitalization under one billion US dollars).


Rationale: While companies need an adequate number of shares in order to carry
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on business, increases requested for general financial flexibility must be limited to protect shareholders from their potential use as an anti-takeover device. Requested increases for specifically designated, reasonable business purposes (stock split, merger, etc.) will be considered in light of those purposes and the number of shares required.


B.   AUTHORIZATION OF "BLANK CHECK" PREFERRED STOCK

AM policy is to vote:


1. "Against" proposals to create blank check preferred stock or to increase the number of authorized shares of blank check preferred stock unless the company expressly states that the stock will not be used for anti-takeover purposes and will not be issued without shareholder approval.


2. "For" proposals mandating shareholder approval of blank check stock placement.


Rationale: Shareholders should be permitted to monitor the issuance of classes
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of preferred stock in which the Board of Directors is given unfettered discretion to set voting, dividend, conversion and other rights for the shares issued.

C.   STOCK SPLITS / REVERSE STOCK SPLITS

AM policy is to vote "for" stock splits if a legitimate business purpose is set forth and the split is in the shareholders' best interests. A vote is cast "for" a reverse stock split only if the number of shares authorized is reduced in the same proportion as the reverse split or if the effective increase in authorized shares (relative to outstanding shares) complies with the proxy guidelines for common stock increases.


Rationale: Generally, stock splits do not detrimentally affect shareholders.
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Reverse stock splits, however, may have the same result as an increase in authorized shares and should be analyzed accordingly.


D.   DUAL CLASS/SUPERVOTING STOCK

AM policy is to vote "against" proposals to create or authorize additional shares of super-voting stock or stock with unequal voting rights.


Rationale: The "one share, one vote" principal ensures that no shareholder
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maintains a voting interest exceeding their equity interest in the company.


E.   LARGE BLOCK ISSUANCE


AM policy is to address large block issuances of stock on a case-by-case basis based on the nature of the issuance, considering various factors including recommendation of ISS subject to review by the GPVSC as set forth in the guidelines:



For general Issuances, in general AM policy is to:


o Vote for issuance authorities with pre-emptive rights to a maximum of 100 percent over currently issued capital and as long as the share issuance authorities' periods are clearly disclosed (or implied by the application of a legal maximum duration) and in line with market-specific practices and/or recommended guidelines (e.g. issuance periods limited to 18 months for the Netherlands); and


o Vote for issuance authorities without pre-emptive rights to a maximum of 20 percent (or a lower limit if local market best practice recommendations provide) of currently issued capital as long as the share issuance authorities' periods are clearly disclosed (or implied by the application of a legal maximum duration) and in line with market-specific practices and/or recommended guidelines (e.g. issuance periods limited to 18 months for the Netherlands).


For French companies, AM policy is to:


o Vote for general issuance requests with pre-emptive rights, or without pre-emptive rights but with a binding "priority right," for a maximum of 50 percent over currently issued capital; and


o Generally vote for general authorities to issue shares without pre-emptive rights up to a maximum of 10 percent of share capital. When companies are listed on a regulated market, the maximum discount on share issuance price proposed in the resolution must, in addition, comply with the legal discount (i.e., a maximum of 5 percent discount to the share listing price) for a vote for to be warranted.


For specific issuances, in general AM policy is to:


o Vote on a case-by-case basis on all requests, with or without pre-emptive rights, incorporating where applicable the recommendation of ISS.


o Additionally, AM supports proposals requiring shareholder approval of large block issuances.


Rationale: Stock issuances must be reviewed in light of the business
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circumstances leading to the request and the potential impact on shareholder value.

F.   RECAPITALIZATION INTO A SINGLE CLASS OF STOCK

AM policy is to vote "for" recapitalization plans to provide for a single class of common stock, provided the terms are fair, with no class of stock being unduly disadvantaged.


Rationale: Consolidation of multiple classes of stock is a business decision
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that may be left to the Board and/or Management if there is no adverse effect on shareholders.


G.   SHARE REPURCHASES

AM policy is to vote "for" share repurchase plans provided all shareholders are able to participate on equal terms.


Rationale: Buybacks are generally considered beneficial to shareholders because
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they tend to increase returns to the remaining shareholders.


H.   REDUCTIONS IN PAR VALUE

AM policy is to vote "for" proposals to reduce par value, provided a legitimate business purpose is stated (e.g., the reduction of corporate tax responsibility).


Rationale: Usually, adjustments to par value are a routine financial decision
---------
with no substantial impact on shareholders.


III. CORPORATE GOVERNANCE ISSUES


A.   CONFIDENTIAL VOTING

AM policy is to vote "for" proposals to provide for confidential voting and independent tabulation of voting results and to vote "against" proposals to repeal such provisions.


Rationale: Confidential voting protects the privacy rights of all shareholders.
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This is particularly important for employee-shareholders or shareholders with business or other affiliations with the company, who may be vulnerable to coercion or retaliation when opposing Management. Confidential voting does not interfere with the ability of corporations to communicate with all shareholders, nor does it prohibit shareholders from making their views known directly to Management.


B.   CUMULATIVE VOTING

AM policy is to vote "against" shareholder proposals requesting cumulative voting and "for" Management proposals to eliminate it. The protections afforded shareholders by cumulative voting are not necessary when a company has a history of good performance and does not have a concentrated ownership interest. Accordingly, a vote is cast "against" cumulative voting and "for" proposals to eliminate it if:


a) The company has a five year return on investment greater than the relevant industry index,


b) All Directors and executive officers as a group beneficially own less than 10% of the outstanding stock, and


c) No shareholder (or voting block) beneficially owns 15% or more of the company.


Thus, failure of any one of the three criteria results in a vote for cumulative voting in accordance with the general policy.


Rationale: Cumulative voting is a tool that should be used to ensure that
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holders of a significant number of shares may have Board representation; however, the presence of other safeguards may make their use unnecessary.

C.   SUPERMAJORITY VOTING REQUIREMENTS

AM policy is to vote "against" Management proposals to require a supermajority vote to amend the charter or by-laws and to vote "for" shareholder proposals to modify or rescind existing supermajority requirements.


* Exception made when company holds a controlling position and seeks to lower threshold to maintain control and/or make changes to corporate by-laws.


Rationale: Supermajority voting provisions violate the democratic principle
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that a simple majority should carry the vote. Setting supermajority requirements may make it difficult or impossible for shareholders to remove egregious by-law or charter provisions. Occasionally, a company with a significant insider held position might attempt to lower a supermajority threshold to make it easier for Management to approve provisions that may be detrimental to shareholders. In that case, it may not be in the shareholders interests to lower the supermajority provision.


D.   SHAREHOLDER RIGHT TO VOTE

AM policy is to vote "against" proposals that restrict the right of shareholders to call special meetings, amend the bylaws, or act by written consent. AM Policy is to vote "for" proposals that remove such restrictions.


Rationale: Any reasonable means whereby shareholders can make their views known
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to Management or affect the governance process should be supported.


IV.  COMPENSATION


Annual Incentive Plans or Bonus Plans are often submitted to shareholders for approval. These plans typically award cash to executives based on company performance. Deutsche Bank believes that the responsibility for executive compensation decisions rest with the Board of Directors and/or the compensation committee, and its policy is not to second-guess the Board's award of cash compensation amounts to executives unless a particular award or series of awards is deemed excessive. If stock options are awarded as part of these bonus or incentive plans, the provisions must meet Deutsche Bank's criteria regarding stock option plans, or similar stock-based incentive compensation schemes, as set forth below.


A.   EXECUTIVE AND DIRECTOR STOCK OPTION PLANS


AM policy is to vote "for" stock option plans that meet the following criteria:


o The resulting dilution of existing shares is less than (a) 15% of outstanding shares for large capital corporations; or (b) 20% of outstanding shares for small-mid capital companies (companies having a market capitalization under one billion US dollars).


o The transfer of equity resulting from granting options at less than fair market value ("FMV") is no greater than 3% of the over-all market capitalization of large capital corporations or 5% of market cap for small-mid capital companies.


o The plan does not contain express repricing provisions and, in the absence of an express statement that options will not be repriced, the company does not have a history of repricing options.


o  The plan does not grant options on super-voting stock.


AM will support performance-based option proposals as long as (a) they do not mandate that all options granted by the company must be performance based; and
(b) only certain high-level executives are subject to receive the performance based options.


AM will support proposals to eliminate the payment of outside Director pensions.

Rationale: Determining the cost to the company and to shareholders of
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stock-based incentive plans raises significant issues not encountered with cash-based compensation plans. These include the potential dilution of existing shareholders' voting power, the transfer of equity out of the company resulting from the grant and execution of options at less than FMV and the authority to reprice or replace underwater options. Our stock option plan analysis model seeks to allow reasonable levels of flexibility for a company yet still protect shareholders from the negative impact of excessive stock compensation. Acknowledging that small mid-capital corporations often rely more heavily on stock option plans as their main source of executive compensation and may not be able to compete with their large capital competitors with cash compensation, we provide slightly more flexibility for those companies.



B.   EMPLOYEE STOCK OPTION/PURCHASE PLANS


AM policy is to vote for employee stock purchase plans ("ESPPs") when the plan complies with Internal Revenue Code Section 423, allowing non-Management employees to purchase stock at 85% of FMV.


AM policy is to vote "for" employee stock option plans ("ESOPs") provided they meet the standards for stock option plans in general. However, when computing dilution and transfer of equity, ESOPs are considered independently from executive and Director option plans.


Rationale: ESOPs and ESPPs encourage rank-and-file employees to acquire an
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ownership stake in the companies they work for and have been shown to promote employee loyalty and improve productivity.



C.   GOLDEN PARACHUTES



AM policy is to vote "for" proposals to require shareholder approval of golden parachutes and for proposals that would limit golden parachutes to no more than three times base compensation. AM Policy is to vote on a "case-by-case" basis regarding more restrictive shareholder proposals to limit golden parachutes.



Rationale: In setting a reasonable limitation, AM considers that an effective parachute should be less attractive than continued employment and that the IRS has opined that amounts greater than three times annual salary, are excessive.



D.   PROPOSALS TO LIMIT BENEFITS OR EXECUTIVE COMPENSATION


AM policy is to vote "against"


o  Proposals to limit benefits, pensions or compensation and


o Proposals that request or require disclosure of executive compensation greater than the disclosure required by Securities and Exchange Commission ("SEC") regulations.



Rationale: Levels of compensation and benefits are generally considered to be
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day-to-day operations of the company, and are best left unrestricted by arbitrary limitations proposed by shareholders.


E.   SHAREHOLDER PROPOSALS CONCERNING "PAY FOR SUPERIOR PERFORMANCE"


AM policy is to address pay for superior performance proposals on a case-by-case basis subject to review by the GPVSC as set forth in AM's Proxy Voting Policy and Guidelines, based on recommendation by ISS and consideration of the following factors:



o What aspects of the company's annual and long-term equity incentive programs are performance driven?


o If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?


o Can shareholders assess the correlation between pay and performance based on the current disclosure?


o What type of industry and stage of business cycle does the company belong to?

o  These proposals generally include the following principles:


o Set compensation targets for the plan's annual and long-term incentive pay components at or below the peer group median;


o Deliver a majority of the plan's target long-term compensation through performance-vested, not simply time-vested, equity awards;


o Provide the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;


o Establish performance targets for each plan financial metric relative to the performance of the company's peer companies; and


o Limit payment under the annual and performance-vested long-term incentive components of the plan to when the company's performance on its selected financial performance metrics exceeds peer group median performance.



Rationale: While AM agrees that compensation issues are better left to the
---------
discretion of Management, there remains the need to monitor for excessive and problematic compensation practices on a case-by-case basis. If, after a review of the ISS metrics, AM is comfortable with ISS's applying this calculation, AM will vote according to ISS' recommendation.


F.   EXECUTIVE COMPENSATION ADVISORY

AM policy is to support management or shareholder proposals to propose an advisory resolution seeking to ratify the compensation of the company's named executive officers ("NEOs") on an annual basis ("say on pay").


Rationale: AM believes that controls exist within senior Management and
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corporate compensation committees, ensuring fair compensation to executives. However, an annual advisory vote represents a good opportunity for shareholders to have a transparent and clear exchange of views with the company on the executive compensation structures.


G.   ADVISORY VOTES ON EXECUTIVE COMPENSATION


AM policy is to vote on a case-by-case basis on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation, including recommendations by ISS where applicable, subject to review by the GPVSC as set forth in AM's Proxy Voting Policy and Guidelines.


AM policy is to vote against Advisory Votes on Executive Compensation (Management Say-on-Pay - MSOP) if:


o There is a significant misalignment between CEO pay and company performance (pay for performance);


o  The company maintains significant problematic pay practices; or


o The Board exhibits a significant level of poor communication and responsiveness to shareholders.


PRIMARY EVALUATION FACTORS FOR EXECUTIVE PAY


Pay-for-Performance Evaluation


AM will consider the pay-for-performance analysis conducted annually by an independent third party, currently ISS, to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the Russell 3000 or Russell 3000E Indices, AM considers the following based on ISS' analysis:



o  Peer Group Alignment:

o The degree of alignment between the company's annualized TSR rank and the CEO's annualized total pay rank within a peer group, each measured over a three-year period.


o  The multiple of the CEO's total pay relative to the peer group median.



o Absolute Alignment - the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years - i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.



If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, misaligned pay and performance are otherwise suggested, AM may consider any of the following qualitative factors as relevant to evaluating how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:


o  The ratio of performance- to time-based equity awards;


o  The overall ratio of performance-based compensation;


o  The completeness of disclosure and rigor of performance goals;


o  The company's peer group benchmarking practices;


o Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;


o Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);


o  Realizable pay compared to grant pay; and


o  Any other factors deemed relevant.


Problematic Pay Practices


AM's policy is to defer to ISS' recommendation regarding executive compensation practices that contravene the global pay principles considered by ISS in evaluating executive pay and practices, including:


o Problematic practices related to non-performance-based compensation elements;


o  Incentives that may motivate excessive risk-taking; and


o  Options Backdating.


Problematic Pay Practices related to Non-Performance-Based Compensation
Elements


AM's policy is, in general, to evaluate pay elements that are not directly based on performance on a case-by-case considering the context of a company's overall pay program and demonstrated pay-for-performance philosophy. AM will defer to ISS' analysis of specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in AM's overall consideration and may result in adverse vote recommendations:


o Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

o Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;


o  New or extended agreements that provide for:


o CIC payments exceeding 3 times base salary and average/target/most recent bonus;


o CIC severance payments without involuntary job loss or substantial diminution of duties ("single" or "modified single" triggers);


o  CIC payments with excise tax gross-ups (including "modified" gross-ups); and


o Insufficient executive compensation disclosure by externally- managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI's executives is not possible.


Incentives that may Motivate Excessive Risk-Taking


o  Multi-year guaranteed bonuses;


o  A single or common performance metric used for short- and long-term plans;


o  Lucrative severance packages;


o  High pay opportunities relative to industry peers;


o  Disproportionate supplemental pensions; or


o Mega annual equity grants that provide unlimited upside with no downside risk.


Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.


Options Backdating


AM's policy is to examine the following factors case-by-case to allow for distinctions to be made between "sloppy" plan administration versus deliberate action or fraud:


o Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;


o  Duration of options backdating;


o  Size of restatement due to options backdating;


o Corrective actions taken by the Board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and


o Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.


AM may rely on ISS's analysis of the foregoing and may defer to ISS's
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recommendation subject to review by the GPVSC.
----------------------------------------------



Rationale: While AM agrees that compensation issues are better left to the
----------
discretion of Management, there remains a need to take action on this nonbinding proposal if excessive or problematic compensation practices exist.

H.   FREQUENCY OF ADVISORY VOTE ON EXECUTIVE COMPENSATION


AM policy is to vote "for" annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies' executive pay programs.


Rationale: AM believes that annual advisory vote gives shareholders the
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opportunity to express any compensation concerns to the Executive Compensation proposal which is an advisory voting.


V.   ANTI-TAKEOVER RELATED ISSUES


A.   SHAREHOLDER RIGHTS PLANS ("POISON PILLS")

AM policy is to vote "for" proposals to require shareholder ratification of poison pills or that request Boards to redeem poison pills, and to vote "against" the adoption of poison pills if they are submitted for shareholder ratification.


Rationale: Poison pills are the most prevalent form of corporate takeover
----------
defenses and can be (and usually are) adopted without shareholder review or consent. The potential cost of poison pills to shareholders during an attempted takeover outweighs the benefits.


B.   REINCORPORATION

AM policy is to examine reincorporation proposals on a case-by-case basis. The voting decision is based on:


o Differences in state law between the existing state of incorporation and the proposed state of incorporation; and


o Differences between the existing and the proposed charter/bylaws/articles of incorporation and their effect on shareholder rights.


If changes resulting from the proposed reincorporation violate the corporate governance principles set forth in these guidelines, the reincorporation will be deemed contrary to shareholder's interests and a vote cast "against."


Rationale: Reincorporations can be properly analyzed only by looking at the
---------
advantages and disadvantages to their shareholders. Care must be taken that anti-takeover protection is not the sole or primary result of a proposed change.


C.   FAIR-PRICE PROPOSALS

AM policy is to vote "for" Management fair-price proposals, provided that:


o  The proposal applies only to two-tier offers;


o The proposal sets an objective fair-price test based on the highest price that the acquirer has paid for a company's shares;


o The supermajority requirement for bids that fail the fair-price test is no higher than two-thirds of the outstanding shares; and


o The proposal contains no other anti-takeover provisions or provisions that restrict shareholders rights.


A vote is cast for shareholder proposals that would modify or repeal existing fair-price requirements that do not meet these standards.


Rationale: While fair price provisions may be used as anti-takeover devices, if
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adequate provisions are included, they provide some protection to shareholders who have some say in their application and the ability to reject those protections if desired.

D.   EXEMPTION FROM STATE TAKEOVER LAWS

AM policy is to vote "for" shareholder proposals to opt out of state takeover laws and to vote "against" Management proposals requesting to opt out of state takeover laws.


Rationale: Control share statutes, enacted at the state level, may harm
---------
long-term share value by entrenching Management. They also unfairly deny certain shares their inherent voting rights.


E.   NON-FINANCIAL EFFECTS OF TAKEOVER BIDS

Policy is to vote "against" shareholder proposals to require consideration of non-financial effects of merger or acquisition proposals.


Rationale: Non-financial effects may often be subjective and are secondary to
---------
AM's stated purpose of acting in its client's best economic interest.


VI.  MERGERS & ACQUISITIONS

Evaluation of mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings, and recapitalizations) are performed on a case-by-case basis, including consideration of ISS's analysis and recommendations where applicable, subject to review by the GPVSC. AM policy is to review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:


o Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.


o Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.


o Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.


o Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.


o Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "ISS Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.


o Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.


Additional resources including portfolio management and research analysts may be considered as set forth in AM's policies and procedures.

VII. ENVIRONMENTAL, SOCIAL AND GOVERNANCE ISSUES

Environmental, social and governance issues (ESG) are becoming increasingly important to corporate success. We incorporate ESG considerations into both our investment decisions and our proxy voting decisions - particularly if the financial performance of the company could be impacted. Companies or states that seriously contravene internationally accepted ethical principles will be subject to heightened scrutiny.


A.   PRINCIPLES FOR RESPONSIBLE INVESTMENT


AM policy is to actively engage with companies on ESG issues and participate in ESG initiatives. In this context, AM (a) votes "for" increased disclosure on ESG issues; (b) is willing to participate in the development of policy, regulation, and standard setting (such as promoting and protecting shareholder rights); (c) could support shareholder initiatives and also file shareholder resolutions with long term ESG considerations and improved ESG disclosure, when applicable; (d) could support standardized ESG reporting and issues to be integrated within annual financial reports; and (e) on a case-by-case basis, on other votes related to ESG issues.



Rationale: ESG issues can affect the performance of investment portfolios (to
---------
varying degrees across companies, sectors, regions, asset classes and through time).


B.   ESG ISSUES


AM policy will also consider the Coalition for Environmentally Responsible Economies ("CERES") recommendation on Environmental matters contained in the CERES Principles and the recommendations on social and sustainability issues not specifically addressed elsewhere in these Guidelines. AM may consider ISS to identify shareholder proposals addressing CERES Principles and may have proxies voted in accordance with ISS' predetermined voting guidelines on CERES Principles. AM policy is to generally vote for social and environmental shareholder proposals that promote good corporate citizens while enhancing long-term shareholder and stakeholder value. AM policy is to vote for disclosure reports that seek additional information particularly when it appears companies have not adequately addressed shareholders' social, workforce, and environmental concerns. In determining vote recommendations on shareholder social, workforce, and environmental proposals, AM will consider the recommendation of ISS along with various other factors including:



o  Whether the proposal itself is well framed and reasonable;


o Whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;


o Whether the company's analysis and voting recommendation to shareholders is persuasive;


o The degree to which the company's stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;


o Whether the subject of the proposal is best left to the discretion of the Board;


o Whether the issues presented in the proposal are best dealt with through legislation, government regulation, or company-specific action;


o The company's approach compared with its peers or any industry standard practices for addressing the issue(s) raised by the proposal;


o Whether the company has already responded in an appropriate or sufficient manner to the issue(s) raised in the proposal;


o If the proposal requests increased disclosure or greater transparency, whether or not sufficient information is publically available to shareholders and whether it would be unduly burdensome for the company to compile and avail the requested information to shareholders in a more comprehensive or amalgamated fashion; or

o Whether implementation of the proposal would achieve the objectives sought in the proposal.



In general, AM policy supports proposals that request the company to furnish information helpful to shareholders in evaluating the company's operations, based on ISS' analysis and recommendation. In order to be able to intelligently monitor their investments shareholders often need information best provided by the company in which they have invested. Requests to report such information will merit support. Requests to establish special committees of the Board to address broad corporate policy and provide forums for ongoing dialogue on issues including, but not limited to shareholder relations, the environment, human rights, occupational health and safety, and executive compensation, will generally be supported, particularly when they appear to offer a potentially effective method for enhancing shareholder value. AM policy is to closely evaluate proposals that ask the company to cease certain actions that the proponent believes are harmful to society or some segment of society with special attention to the company's legal and ethical obligations, its ability to remain profitable, and potential negative publicity if the company fails to honor the request. AM policy supports shareholder proposals that improve the company's public image, and reduce exposure to liabilities.


Rationale: AM supports CERES and as such generally considers the CERES
---------
recommendation, but will vote on a case-by-case basis.



VIII. MISCELLANEOUS ITEMS


A.   RATIFICATION OF AUDITORS

AM policy is to vote "for" (a) the Management recommended selection of auditors and (b) proposals to require shareholder approval of auditors.


Rationale: Absent evidence that auditors have not performed their duties
---------
adequately, support for Management's nomination is warranted.


B.   LIMITATION OF NON-AUDIT SERVICES PROVIDED BY INDEPENDENT AUDITOR

AM policy is to support proposals limiting non-audit fees to 50% of the aggregate annual fees earned by the firm retained as a company's independent auditor.


Rationale: In the wake of financial reporting problems and alleged audit
---------
failures at a number of companies, AM supports the general principle that companies should retain separate firms for audit and consulting services to avoid potential conflicts of interest. However, given the protections afforded by the Sarbanes-Oxley Act of 2002 (which requires Audit Committee pre-approval for non-audit services and prohibits auditors from providing specific types of services), and the fact that some non-audit services are legitimate audit-related services, complete separation of audit and consulting fees may not be warranted. A reasonable limitation is appropriate to help ensure auditor independence and it is reasonable to expect that audit fees exceed non-audit fees.


C.   AUDIT FIRM ROTATION


AM policy is to vote against proposals seeking audit firm rotation, unless there are relevant audit-related issues.


Rationale: Because the Sarbanes-Oxley Act mandates that the lead audit partner
---------
be switched every five years, AM believes that rotation of the actual audit firm would be costly and disruptive, unless AM believes there are significant audit-related issues.



D.   TRANSACTION OF OTHER BUSINESS

AM policy is to vote "against" transaction of other business proposals.


Rationale: This is a routine item to allow shareholders to raise other issues
---------
and discuss them at the meeting. As the nature of these issues may not be disclosed prior to the meeting, we recommend a vote against these proposals. This protects shareholders voting by proxy (and not physically present at a meeting) from having action taken at the meeting that they did not receive proper notification of or sufficient opportunity to consider.

E.   MOTIONS TO ADJOURN THE MEETING

AM Policy is to vote "against" proposals to adjourn the meeting.


Rationale: Management may seek authority to adjourn the meeting if a favorable
---------
outcome is not secured. Shareholders should already have had enough information to make a decision. Once votes have been cast, there is no justification for Management to continue spending time and money to press shareholders for support.


F.   BUNDLED PROPOSALS

AM policy is to vote against bundled proposals if any bundled issue would require a vote against it if proposed individually.


Rationale: Shareholders should not be forced to "take the good with the bad" in
---------
cases where the proposals could reasonably have been submitted separately.


G.   CHANGE OF COMPANY NAME

AM policy is to support Management on proposals to change the company name.


Rationale: This is generally considered a business decision for a company.
---------


H.   PROPOSALS RELATED TO THE ANNUAL MEETING

AM Policy is to vote "for" Management for proposals related to the conduct of the annual meeting (meeting time, place, etc.)


Rationale: These are considered routine administrative proposals.
---------


I.   REIMBURSEMENT OF EXPENSES INCURRED FROM CANDIDATE NOMINATION

AM policy is to follow Management's recommended vote on shareholder proposals related to the amending of company bylaws to provide for the reimbursement of reasonable expenses incurred in connection with nominating one or more candidates in a contested election of Directors to the corporation's Board of Directors.


Rationale: Corporations should not be liable for costs associated with
---------
shareholder proposals for Directors.


J.   INVESTMENT COMPANY PROXIES

Proxies solicited by investment companies are voted in accordance with the recommendations of an independent third party, currently ISS. However, regarding investment companies for which AM or an affiliate serves as investment adviser or principal underwriter, such proxies are voted in the same proportion as the vote of all other shareholders. Proxies solicited by master funds from feeder funds will be voted in accordance with applicable provisions of Section 12 of the Investment Company Act of 1940 ("Investment Company Act").


Investment companies, particularly closed-end investment companies, are different from traditional operating companies. These differences may call for differences in voting positions on the same matter. For example, AM could vote "for" staggered Boards of closed-end investment companies, although AM generally votes "against" staggered Boards for operating companies. Further, the manner in which AM votes investment company proxies may differ from proposals for which an AM-advised investment company solicits proxies from its shareholders. As reflected in the Guidelines, proxies solicited by closed-end (and open-end) investment companies are voted in accordance with the pre-determined guidelines of an independent third-party.


Subject to participation agreements with certain Exchange Traded Funds ("ETF") issuers that have received exemptive orders from the US Securities and Exchange Commission allowing investing Deutsche funds to exceed the limits set forth in
Section 12(d)(1)(A) and (B) of the Investment Company Act, AM will echo vote proxies for ETFs in which Deutsche Bank holds more than 25% of outstanding voting shares globally when required to do so by participation agreements and SEC orders.

Note: With respect to the Deutsche Central Cash Management Government Fund
----
(registered under the Investment Company Act), the Fund is not required to engage in echo voting and the investment adviser will use these Guidelines, and may determine, with respect to the Deutsche Central Cash Management Government Fund, to vote contrary to the positions in the Guidelines, consistent with the Fund's best interest.


The above guidelines pertain to issuers organized in the United States and Canada. Proxies solicited by other issuers are voted in accordance with international guidelines or the recommendation of ISS and in accordance with applicable law and regulation.


IX.  PROXY VOTING GUIDELINES WITH APPLICATION FOR HOLDINGS INCORPORATED IN
EUROPE:

REMUNERATION (VARIABLE PAY)
---------------------------


A. EXECUTIVE REMUNERATION FOR MANAGEMENT BOARD
----------------------------------------------


AM policy is to vote "for" Management Board remuneration that is transparent and linked to results.


Rationale: Executive compensation should motivate Management and align the
----------
interests of Management with the shareholders. The focus should be on criteria that prevent excessive remuneration; but enable the company to hire and retain first-class professionals.


Shareholder interests are normally best served when Management is remunerated to optimise long-term returns. Criteria should include suitable measurements like return on capital employed or economic value added.


Interests should generally also be correctly aligned when Management own shares in the company - even more so if these shares represent a substantial portion of their own wealth.


Its disclosure shall differentiate between fixed pay, variable (performance related) pay, and long-term incentives, including stock option plans with valuation ranges as well as pension and any other significant arrangements.


B. EXECUTIVE REMUNERATION FOR SUPERVISORY BOARD
-----------------------------------------------


AM policy is to vote "for" remuneration for Supervisory Board that is at least 50% in fixed form.


Rationale: It would normally be preferable if performance linked compensation
----------
were not based on dividend payments, but linked to suitable result based parameters. Consulting and procurement services should also be published in the company report.


C. LONG-TERM INCENTIVE PLANS
----------------------------


AM policy is to vote "for" long-term incentive plans for members of a Management Board that reward for above average company performance.


Rationale: Incentive plans will normally be supported if they:


1. Directly align the interests of members of Management Boards with those of shareholders;


2. Establish challenging performance criteria to reward only above average performance;


3. Measure performance by total shareholder return in relation to the market or a range of comparable companies;


4. Are long-term in nature and encourage long-term ownership of the shares once exercised through minimum holding periods; and

5. Do not allow a repricing of the exercise price in stock option plans.


D. PROPOSALS TO RESTRICT SUPERVISORY BOARD MEMBERS SERVICE ON MULTIPLE BOARDS
-----------------------------------------------------------------------------


AM policy is to vote "for" proposals to restrict a Supervisory Board Member from serving on more than five Supervisory Boards.


Rationale: We consider a strong, independent, and knowledgeable Supervisory
----------
Board as important counter-balance to executive Management to ensure that the interests of shareholders are fully reflected by the company.


Full information should be disclosed in the annual reports and accounts to allow all shareholders to judge the success of the Supervisory Board controlling their company.


Supervisory Board Members must have sufficient time to ensure that shareholders' interests are represented adequately.


Note: A Director's service on multiple Boards within a fund complex is exempt from the above rule for the purpose of the proxy voting guidelines.


E. ESTABLISHMENT OF A REMUNERATION COMMITTEE
--------------------------------------------


AM policy is to vote "for" proposals that require the establishment of a Remuneration Committee.


Rationale: Corporations should disclose in each annual report or proxy
----------
statement their policies on remuneration. Essential details regarding executive remuneration including share options, long-term incentive plans and bonuses, should be disclosed in the annual report, so that investors can judge whether corporate pay policies and practices meet the standard.


The Remuneration Committee shall not comprise any Management Board members and should be sensitive to the wider scene on executive pay. It should ensure that performance-based elements of executive pay are designed to align the interests of shareholders.


F. MANAGEMENT BOARD ELECTION AND MOTION
---------------------------------------


AM policy is to vote "against":


1. The election of Management Board members with positions on either Remuneration or Audit Committees;


2. The election of Supervisory Board members with too many Supervisory Board mandates; and


3. "Automatic" election of former Management Board members into the Supervisory Board.


Rationale: Management as an entity, and each of its members, are responsible
----------
for all actions of the company, and are - subject to applicable laws and regulations - accountable to the shareholders as a whole for their actions.


Sufficient information should be disclosed in the annual company report and account to allow shareholders to judge the success of the company.

                                                CASH ACCOUNT TRUST


                                                      PART C
                                                 OTHER INFORMATION

Item 28.         Exhibits

                 (a)     (1)     Amended and Restated Agreement and Declaration of Trust dated March 17, 1990.
                                 (Incorporated by reference to Post-Effective Amendment No. 5 to the
                                 Registration Statement, as filed on July 28, 1995.)

                         (2)     Establishment and Designation of Classes of Shares of Beneficial Interest,
                                 $.01 Par Value, dated November 17, 1998. (Incorporated by reference to
                                 Post-Effective Amendment No. 10 to the Registration Statement, as filed on
                                 January 15, 1999.)

                         (3)     Establishment and Designation of Classes of Shares of Beneficial Interest,
                                 dated September 28, 1999. (Incorporated by reference to Post-Effective
                                 Amendment No. 16 to the Registration Statement, as filed on November 16,
                                 1999.)

                         (4)     Establishment and Designation of Classes of Shares of Beneficial Interest,
                                 dated November 16, 1999. (Incorporated by reference to Post-Effective
                                 Amendment No. 18 to the Registration Statement, as filed on January 21, 2000.)

                         (5)     Termination of Class of Shares of Beneficial Interest, dated November 16,
                                 1999. (Incorporated by reference to Post-Effective Amendment No. 52 to the
                                 Registration Statement, as filed on July 29, 2015.)

                         (6)     Establishment and Designation of Additional Class of Shares of Beneficial
                                 Interest, dated November 16, 1999. (Incorporated by reference to
                                 Post-Effective Amendment No. 18 to the Registration Statement, as filed on
                                 January 21, 2000.)

                         (7)     Redesignation of Classes of Shares of Beneficial Interest and Establishment
                                 and Designation of Additional Class of Shares of Beneficial Interest, dated
                                 November 16, 1999. (Incorporated by reference to Post-Effective Amendment No.
                                 18 to the Registration Statement, as filed on January 21, 2000.)

                         (8)     Establishment and Designation of Additional Class of Shares of Beneficial
                                 Interest, dated December 9, 1999. (Incorporated by reference to Post-Effective
                                 Amendment No. 52 to the Registration Statement, as filed on July 29, 2015.)

                         (9)     Amended and Restated Establishment and Designation of Additional Class of
                                 Shares of Beneficial Interest, dated November 16, 1999. (Incorporated by reference to Post-Effective Amendment No. 52 to the Registration Statement, as
                                 filed on July 29, 2015.)

                         (10)    Amended and Restated Establishment and Designation of Additional Class of
                                 Shares of Beneficial Interest, $0.01 par value, dated September 26, 2002.
                                 (Incorporated by reference to Post-Effective Amendment No. 24 to the
                                 Registration Statement, as filed on October 2, 2002.)

                         (11)    Amended and Restated Establishment and Designation of Series and Classes of
                                 Shares of Beneficial Interest, dated January 15, 2003. (Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, as
                                 filed on July 26, 2013.)

                         (12)    Amendment of Declaration of Trust dated March 17, 2004. (Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement, as
                                 filed on August 1, 2007.)

                                       3


                         (13)    Amended and Restated Establishment and Designation of Classes of Shares of
                                 Beneficial Interest, dated March 9, 2005.  (Incorporated by reference to
                                 Post-Effective Amendment No. 48 to the Registration Statement, as filed on
                                 July 26, 2013.)

                         (14)    Amended and Restated Establishment and Designation of Classes of Shares of
                                 Beneficial Interest, dated May 11, 2005.  (Incorporated by reference to
                                 Post-Effective Amendment No. 33 to the Registration Statement, as filed on May
                                 13, 2005.)

                         (15)    Amended and Restated Establishment and Designation of Classes of Shares of
                                 Beneficial Interest, dated May 11, 2005. (Incorporated by reference to
                                 Post-Effective Amendment No. 33 to the Registration Statement, as filed on May
                                 13, 2005.)

                         (16)    Amended and Restated Establishment and Designation of Classes of Shares of
                                 Beneficial Interest, dated May 11, 2005. (Incorporated by reference to
                                 Post-Effective Amendment No. 33 to the Registration Statement, as filed on May
                                 13, 2005.)

                         (17)    Amended and Restated Establishment and Designation of Classes of Shares of
                                 Beneficial Interest, dated May 10, 2006. (Incorporated by reference to
                                 Post-Effective Amendment No. 37 to the Registration Statement, as filed on
                                 July 28, 2006.)

                         (18)    Amended and Restated Establishment and Designation of Classes of Shares of
                                 Beneficial Interest, dated May 10, 2006. (Incorporated by reference to
                                 Post-Effective Amendment No. 37 to the Registration Statement, as filed on
                                 July 28, 2006.)

                         (19)    Amended and Restated Establishment and Designation of Series and Classes of
                                 Shares of Beneficial Interest, Without Par Value, dated January 22, 2009.
                                 (Incorporated by reference to Post-Effective Amendment No. 41 to the
                                 Registration Statement, as filed on July 30, 2009.)

                         (20)    Amended and Restated Establishment and Designation of Series and Classes of
                                 Shares of Beneficial Interest, Without Par Value, dated November 20, 2009.
                                 (Incorporated by reference to Post-Effective Amendment No. 42 to the
                                 Registration Statement, as filed on June 2, 2010.)

                         (21)    Amended and Restated Establishment and Designation of Series and Classes of
                                 Shares of Beneficial Interest, Without Par Value, dated July 14, 2010.
                                 (Incorporated by reference to Post-Effective Amendment No. 44 to the
                                 Registration Statement, as filed on July 26, 2011.)

                         (22)    Amendment Statement of Address of Principal Office, dated September 7, 2012.
                                 (Incorporated by reference to Post-Effective Amendment No. 48 to the
                                 Registration Statement, as filed on July 26, 2013.)

                         (23)    Amended and Restated Establishment and Designation of Series and Classes of
                                 Shares of Beneficial Interest, Without Par Value, dated September 6, 2013.
                                 (Incorporated by reference to Post-Effective Amendment No. 52 to the
                                 Registration Statement, as filed on July 29, 2015.)

                         (24)    Amended and Restated Establishment and Designation of Series and Classes of
                                 Shares of Beneficial Interest, Without Par Value, dated May 14, 2014.
                                 (Incorporated by reference to Post-Effective Amendment No. 52 to the
                                 Registration Statement, as filed on July 29, 2015.)

                                       4


                         (25)    Amended and Restated Establishment and Designation of Series and Classes of
                                 Shares of Beneficial Interest, Without Par Value, dated July 9, 2014.
                                 (Incorporated by reference to Post-Effective Amendment No. 50 to the
                                 Registration Statement, as filed on July 31, 2014.)

                         (26)    Amended and Restated Establishment and Designation of Series and Classes of
                                 Shares of Beneficial Interest, Without Par Value, dated July 9, 2014.
                                 (Incorporated by reference to Post-Effective Amendment No. 50 to the
                                 Registration Statement, as filed on July 31, 2014.)

                         (27)    Amended and Restated Establishment and Designation of Series and Classes of
                                 Shares of Beneficial Interest, Without Par Value, dated September 5, 2014.
                                 (Incorporated by reference to Post-Effective Amendment No. 52 to the
                                 Registration Statement, as filed on July 29, 2015.)

                         (28)    Amended and Restated Establishment and Designation of Series and Classes of
                                 Shares of Beneficial Interest, Without Par Value, dated March 6, 2015.
                                 (Incorporated by reference to Post-Effective Amendment No. 52 to the
                                 Registration Statement, as filed on July 29, 2015.)

                         (29)    Amended and Restated Establishment and Designation of Series and Classes of
                                 Shares of Beneficial Interest, Without Par Value, dated May 11, 2016.
                                 (Incorporated by reference to Post-Effective Amendment No. 54 to the
                                 Registration Statement, as filed on July 29, 2016.)

                         (30)    Amendment of Declaration of Trust, dated December 2, 2016. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement, as
                                 filed on May 31, 2017.)

                         (31)    Amendment, Statement of Change of Principal Office, dated February 9, 2018.
                                 (Filed herein.)

                         (32)    Amendment of Declaration of Trust, dated May 16, 2018. (Filed herein.)

                         (33)    Amended and Restated Establishment and Designation of Series and Classes of
                                 Shares of Beneficial Interest, Without Par Value, dated May 16, 2018. (Filed herein.)

                 (b)             Amended and Restated Bylaws dated December 1, 2015. (Incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement, as filed on
                                 July 29, 2016.)

                 (c)     (1)     Instruments defining the rights of shareholders, including the relevant portions of: the Amended and Restated Agreement and Declaration of Trust,
                                 dated March 17, 1990, as amended through May 16, 2018 (see Article V), and the
                                 Amended and Restated Bylaws, dated December 1, 2015 (see Article 9).
                                 (Incorporated by reference to exhibits (a)(1) through (a)(33) and exhibit (b)
                                 to this Registration Statement.)

                         (2)     Text of Share Certificate. (Incorporated by reference to Post-Effective
                                 Amendment No. 5 to the Registration Statement, as filed on July 28, 1995.)

                 (d)             Amended and Restated Investment Management Agreement between the Registrant and Deutsche Investment Management Americas Inc. (now known as DWS Investment
                                 Management Americas, Inc.), dated June 1, 2008. (Incorporated by reference to
                                 Post-Effective Amendment No. 54 to the Registration Statement, as filed on
                                 July 29, 2016.)

                                       5


                 (e)     (1)     Master Distribution Agreement between the Registrant and DWS Investments
                                 Distributors, Inc. (now known as DWS Distributors, Inc.), dated January 13,
                                 2010.  (Incorporated by reference to Post-Effective Amendment No. 42 to the
                                 Registration Statement, as filed on June 2, 2010.)

                         (2)     Appendix A, effective July 2, 2018, to Master Distribution Agreement dated
                                 January 13, 2010. (Filed herein.)

                 (f)             Not applicable

                 (g)     (1)     Master Custodian Agreement between the Registrant and State Street Bank and
                                 Trust Company, dated November 17, 2008. (Incorporated by reference to
                                 Post-Effective Amendment No. 41 to the Registration Statement, as filed on
                                 July 30, 2009.)

                         (2)     Amendment, effective as of January 20, 2017, to the Master Custodian Agreement
                                 between the Registrant and State Street Bank and Trust Company, dated November
                                 17, 2008. (Incorporated by reference to Post-Effective Amendment No. 56 to the
                                 Registration Statement, as filed on May 31, 2017.)

                         (3)     Appendix A, effective as of July 2, 2018, to Master Custodian Agreement dated
                                 November 17, 2008. (Filed herein.)

                 (h)     (1)     Agency Agreement between the Registrant and DWS Scudder Investment Service
                                 Company (now known as DWS Service Company), dated April 1, 2007. (Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement,
                                 as filed on August 1, 2007.)

                         (2)     Amendment No. 1, effective as of July 13, 2016, to the Agency Agreement dated
                                 April 1, 2007. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement, as filed on May 31, 2017.)

                         (3)     Amended and Restated Administrative Services Agreement, between the
                                 Registrant, on behalf of Government & Agency Securities Portfolio (now known as DWS Government & Agency Securities Portfolio) and Tax-Exempt Portfolio (now
                                 known as DWS Tax-Exempt Portfolio), and Deutsche Investment Management
                                 Americas Inc. (now known as DWS Investment Management Americas, Inc.), dated as of February 12, 2016. (Incorporated by reference to Post-Effective
                                 Amendment No. 57 to the Registration Statement, as filed on July 28, 2017.)

                         (4)     Sub-Administration Agreement and Sub-Accounting Agreement among State Street
                                 Bank and Trust Company and Deutsche Investment Management Americas Inc. (now
                                 known as DWS Investment Management Americas, Inc.), Scudder Fund Accounting
                                 Corporation, and Investment Company Capital Corp. dated April 1, 2003.
                                 (Incorporated by reference to Post-Effective Amendment No. 52 to the
                                 Registration Statement, as filed on July 29, 2015.)

                         (5)     Amendment, effective as of January 20, 2017, to the Sub-Administration and
                                 Sub-Accounting Agreement dated April 1, 2003. (Incorporated by reference to
                                 Post-Effective Amendment No. 56 to the Registration Statement, as filed on May
                                 31, 2017.)

                         (6)     Amendment, effective as of June 29, 2018, to the Sub-Administration and
                                 Sub-Accounting Agreement dated April 1, 2003. (Filed herein.)

                         (7)     Schedule A, effective July 2, 2018, to Sub-Administration and Sub-Accounting
                                 Agreement dated April 1, 2003. (Filed herein.)

                                       6


                         (8)     Letters of Indemnity to the Scudder Funds (Chicago Board) dated September 10,
                                 2004; and Letter of Indemnity to the Independent Directors/Trustees dated
                                 September 10, 2004. (Incorporated by reference to Post-Effective Amendment No.
                                 35 to the Registration Statement, as filed on July 25, 2005.)

                         (9)     Shareholder Services Agreement for Tax-Exempt Portfolio (now known as DWS
                                 Tax-Exempt Portfolio) -- Tax-Exempt Cash Managed Shares, between the Registrant and Scudder Distributors, Inc. (now known as DWS Distributors, Inc.), dated
                                 July 1, 2001. (Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement, as filed on July 27, 2001.)

                         (10)    Administration and Shareholder Services Agreement for Tax-Exempt Portfolio
                                 (now known as DWS Tax-Exempt Portfolio) -- Tax-Free Investment Class, between the Registrant and DWS Scudder Distributors, Inc. (now known as DWS
                                 Distributors, Inc.), dated March 19, 2007. (Incorporated by reference to
                                 Post-Effective Amendment No. 39 to the Registration Statement, as filed on
                                 August 1, 2007.)

                         (11)    Shareholder Services Agreement for Government & Agency Securities Portfolio
                                 (now known as DWS Government & Agency Securities Portfolio) -- Government Cash
                                 Managed Shares, between the Registrant and DWS Scudder Distributors, Inc. (now
                                 known as DWS Distributors, Inc.), dated February 16, 2007. (Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement, as
                                 filed on August 1, 2007.)

                         (12)    Form of Mutual Fund Rule 22c-2 Information Sharing Agreement among Registrant,
                                 DWS Distributors, Inc. and certain financial intermediaries. (Filed herein.)

                         (13)    Form of Expense Limitation Agreement, dated October 1, 2007, between the
                                 Registrant and Deutsche Investment Management Americas Inc. (now known as DWS
                                 Investment Management Americas, Inc.) (Filed herein.)

                 (i)     (1)     Legal Opinion and Consent of Counsel with respect to Service Shares II (now known as Service Shares) of Government Securities Portfolio (now known as DWS
                                 Government & Agency Securities Portfolio); and Tax-Exempt Cash Managed Shares
                                 and Scudder Tax-Exempt Cash Institutional Shares (now known as DWS Tax-Exempt
                                 Cash Premier Shares) of Tax-Exempt Portfolio (now known as DWS Tax-Exempt
                                 Portfolio). (Incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, as filed on August 1, 2000.)

                         (2)     Legal Opinion and Consent of Counsel with respect to Service Shares of
                                 Tax-Exempt Portfolio (now known as DWS Tax-Exempt Portfolio). (Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, as
                                 filed on May 13, 2005.)

                         (3)     Legal Opinion and Consent of Counsel with respect to DWS Government & Agency
                                 Money Fund, DWS Government Cash Institutional Shares and Government Cash
                                 Managed Shares of Government & Agency Securities Portfolio (now known as DWS
                                 Government & Agency Securities Portfolio) and DWS Tax-Free Money Fund Class S,
                                 DWS Tax-Exempt Money Fund and Tax-Free Investment Class of Tax-Exempt
                                 Portfolio (now known as DWS Tax-Exempt Portfolio). (Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement, as filed on
                                 July 31, 2006.)

                 (j)             Consent of Independent Registered Public Accounting Firm. (Filed herein.)

                 (k)             Not applicable.

                                       7


                 (l)             Not applicable.

                 (m)     (1)     Amended and Restated 12b-1 Plan for Tax-Exempt Portfolio (now known as DWS
                                 Tax-Exempt Portfolio) - Service Shares, dated February 10, 2017. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement,
                                 as filed on May 31, 2017.)

                         (2)     12b-1 Plan for Tax-Exempt Portfolio (now known as DWS Tax-Exempt Portfolio) --
                                 Tax-Exempt Cash Managed Shares, dated July 27, 2001. (Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement, as
                                 filed on July 27, 2001.)

                         (3)     Amended and Restated 12b-1 Plan for Tax-Exempt Portfolio (now known as DWS
                                 Tax-Exempt Portfolio) - Tax-Free Investment Class, dated February 10, 2017.
                                 (Incorporated by reference to Post-Effective Amendment No. 56 to the
                                 Registration Statement, as filed on May 31, 2017.)

                         (4)     12b-1 Plan for Government & Agency Securities Portfolio (now known as DWS
                                 Government & Agency Securities Portfolio) - Government Cash Managed Shares,
                                 dated February 16, 2007. (Incorporated by reference to Post-Effective
                                 Amendment No. 39 to the Registration Statement, as filed on August 1, 2007.)

                         (5)     Amended and Restated 12b-1 Plan for Government Securities Portfolio (now known as DWS Government & Agency Securities Portfolio) - Service Shares, dated
                                 February 10, 2017. (Incorporated by reference to Post-Effective Amendment No.
                                 56 to the Registration Statement, as filed on May 31, 2017.)

                 (n)     (1)     Amended and Restated Multi-Distribution System Plan, pursuant to Rule 18f-3 for Deutsche Tax-Exempt Portfolio (now known as DWS Tax-Exempt Portfolio), dated September 20, 2017. (Filed herein.)

                         (2)     Amended and Restated Multi-Distribution System Plan, pursuant to Rule 18f-3 for
                                 Deutsche Government & Agency Securities Portfolio (now known as DWS Government &
                                 Agency Securities Portfolio), dated September 20, 2017. (Filed herein.)

                 (p)     (1)     Code of Ethics for Deutsche Bank - AM - U.S., dated February 26, 2018. (Filed herein.)

                         (2)     DWS Funds and Germany Funds Code of Ethics, dated July 11, 2018.  (Filed herein.)

Item 29.         Persons Controlled by or under Common Control with the Fund
---- ---         ------- ---------- -- -- ----- ------ ------- ---- --- ----

                 None

Item 30.         Indemnification
---- ---         ---------------

                  Article VIII of the Registrant's Amended and Restated Agreement and Declaration of Trust (Exhibit (a)(1) hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with
                  Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended (the "1940 Act") and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  Each of the trustees who is not an "interested person" (as defined under the 1940 Act) of Registrant (a "Non-interested Trustee") has entered into an indemnification agreement with Registrant, which agreement provides that the Registrant shall indemnify the Non-interested Trustee against certain liabilities which such Trustee may incur while acting in the capacity as a trustee, officer or employee of the Registrant to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The indemnification agreement cannot be altered without the consent of the Non-interested Trustee and is not affected by amendment of the Agreement and Declaration of Trust. In addition, the indemnification agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses, more timely, efficient and certain. In accordance with Section 17(h) of the 1940 Act, the indemnification agreement does not protect a Non-interested Trustee against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  The Registrant has purchased insurance policies insuring its officers and trustees against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject to certain deductibles.

                  On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment advisor, now known as DWS Investment Management Americas, Inc. ("DIMA"), was acquired by Deutsche Bank AG, not including certain U.K. Operations (the "Transaction"). In connection with the Trustees' evaluation of the Transaction, Deutsche Bank agreed to indemnify, defend and hold harmless Registrant and the trustees who were not "interested persons" of Scudder, Deutsche Bank or Registrant (the "Independent Trustees") for and against any liability and claims and expenses based upon or arising from, whether in whole or in part, or directly or indirectly, any untrue statement or alleged untrue statement of a material fact made to the Independent Trustees by Deutsche Bank in connection with the Independent Trustees' consideration of the Transaction, or any omission or alleged omission of a material fact necessary in order to make statements made, in light of the circumstances under which they were made, not misleading.

                  DIMA, the investment advisor, has agreed, subject to applicable law and regulation, to indemnify and hold harmless the Registrant against any loss, damage, liability and expense, including, without limitation, the advancement and payment, as incurred, of reasonable fees and expenses of counsel (including counsel to the Registrant and counsel to the Non-interested Trustees) and consultants, whether retained by the Registrant or the Non-interested Trustees, and other customary costs and expenses incurred by the Registrant in connection with any litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Registrant ("Private Litigation and Enforcement Actions"). In the event that this indemnification is unavailable to the Registrant for any reason, then DIMA has agreed to contribute to the amount paid or payable by the Registrant as a result of any loss, damage, liability or expense in such proportion as is appropriate to reflect the relative fault of DIMA and the Registrant with respect to the matters which resulted in such loss, damage, liability or expense, as well as any other relevant equitable considerations; provided, however, if no final determination is made in such action or proceeding as to the relative fault of DIMA and the Registrant, then DIMA shall pay the entire amount of such loss, damage, liability or expense.

                  In recognition of its undertaking to indemnify the Registrant, DIMA has also agreed, subject to applicable law and regulation, to indemnify and hold harmless each of the Non-interested Trustees against any and all loss, damage, liability and expense, including without limitation the advancement and payment as incurred of reasonable fees and expenses of counsel and consultants, and other customary costs and expenses incurred by the Non-interested Trustees, arising from the Private Litigation and Enforcement Actions, including without limitation:

                  1. all reasonable legal and other expenses incurred by the Non-interested Trustees in connection with the Private Litigation and Enforcement Actions, and any actions that may be threatened or commenced in the future by any person (including any governmental authority), arising from or similar to the matters alleged in the Private Litigation and Enforcement Actions, including without limitation expenses related to the defense of, service as a witness in, or monitoring of such proceedings or actions;

                  2. all liabilities and expenses incurred by any Non-interested Trustee in connection with any judgment resulting from, or settlement of, any such proceeding, action or matter;

                  3. any loss or expense incurred by any Non-interested Trustee as a result of the denial of, or dispute about, any insurance claim under, or actual or purported rescission or termination of, any policy of insurance arranged by DIMA (or by a representative of DIMA acting as such, acting as a representative of the Registrant or of the Non-interested Trustees or acting otherwise) for the benefit of the Non-interested Trustee, to the extent that such denial, dispute or rescission is based in whole or in part upon any alleged misrepresentation made in the application for such policy or any other alleged improper conduct on the part of DIMA, any of its corporate affiliates, or any of their directors, officers or employees;

                  4.    any  loss  or  expense  incurred  by  any Non-interested
                        Trustee,   whether  or  not  such  loss  or  expense  is
                        otherwise covered under the terms of a policy of insurance, but for which the Non-interested Trustee is unable to obtain advancement of expenses or indemnification under that policy of insurance, due to the exhaustion of policy limits which is due in whole or in part to DIMA or any affiliate thereof having received advancement of expenses or indemnification under that policy for or with respect to a matter which is the subject of the indemnification agreement; provided, however, the total amount which DIMA will be obligated to pay under this provision for all loss or expense, will not exceed the amount that DIMA and any of its affiliate actually receive under that policy or insurance for or with respect to a matter which is the subject of the indemnification agreement; and

                  5. all liabilities and expenses incurred by any Non-interested Trustee in connection with any proceeding or action to enforce his or her rights under the agreement, unless DIMA prevails on the merits of any such dispute in a final, nonappealable court order.

                  DIMA is not required to pay costs or expenses or provide indemnification to or for any individual Non-interested Trustee (i) with respect to any particular proceeding or action as to which the Board of the Registrant has determined that such Non-interested Trustee ultimately will not be entitled to indemnification with respect thereto, or (ii) for any liability of the Non-interested Trustee to the Registrant or its shareholders to which such Non-interested Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Non-interested Trustee's duties as a Trustee of the Registrant as determined in a final adjudication in such proceeding or action. In addition, to the extent that DIMA has paid costs or expenses under the agreement to any individual Non-interested Trustee with respect to a particular proceeding or action, and there is a final adjudication in such proceeding or action of the Non-interested Trustee's liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Non-interested Trustee's duties as a Trustee of the Registrant, such Non-interested Trustee has undertaken to repay such costs or expenses to DIMA.

Item 31.         Business and Other Connections of Investment Advisor
---- ---         -------- --- ----- ----------- -- ---------- -------

                  During the last two fiscal years, no director or officer of DWS Investment Management Americas, Inc., the investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 32.         Principal Underwriters
---- ---         --------- ------------

                 (a)

                  DWS Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter for registered open-end management investment companies and other funds managed by DWS Investment Management Americas, Inc.

                 (b)

                  Information on the officers and directors of DWS Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                      (1)                               (2)                               (3)
          DWS Distributors, Inc.
          Name and Principal                 Positions and Offices with              Positions and
          Business Address                     DWS Distributors, Inc.           Offices with Registrant
          -------- -------                     --- ------------- ----           ------- ---- ----------

          JJ Wilczewski                     Director, President, CEO and                  None
          222 South Riverside Plaza            Chairman of the Board
          Chicago, IL 60606

          Bobby Brooks                      Director and Vice President                   None
          One International Place
          Boston, MA 02110

          Paul Blodgett                     Director and Vice President                   None
          345 Park Avenue
          New York, NY 10154

          Kristin Kulik-Peters              Director and Vice President                   None
          222 South Riverside Plaza
          Chicago, IL 60606

          Michael Hughes                    Director and Vice President                   None
          222 South Riverside Plaza
          Chicago, IL 60606

          Cynthia P. Nestle                   Chief Operating Officer                     None
          345 Park Avenue
          New York, NY 10154

          Nancy Tanzil                      Chief Financial Officer and                   None
          345 Park Avenue                            Treasurer
          New York, NY 10154

                                       11

                      (1)                               (2)                               (3)
          DWS Distributors, Inc.
          Name and Principal                 Positions and Offices with              Positions and
          Business Address                     DWS Distributors, Inc.           Offices with Registrant
          -------- -------                     --- ------------- ----           ------- ---- ----------


          Un-Sil Hwang                        Chief Compliance Officer                    None
          222 South Riverside Plaza
          Chicago, IL 60606

          Anjie LaRocca                              Secretary                            None
          345 Park Avenue
          New York, NY 10154

          Hepsen Uzcan                          Assistant Secretary            President, Chief Executive
          345 Park Avenue                                                        Officer and Assistant
          New York, NY 10154                                                           Secretary



                 (c)      Not applicable.

Item 33.         Location of Accounts and Records
---- ---         -------- -- -------- --- -------

                  The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

           Advisor and Administrator (Accounting Agent, as  DWS Investment Management Americas, Inc.
           applicable)                                      345 Park Avenue
                                                            New York, NY 10154

                                                            DWS Investment Management Americas, Inc.
                                                            One International Place
                                                            Boston, MA 02110

           Custodian and Sub-Administrator (Sub-Accounting  State Street Bank and Trust Company
           Agent, as applicable)                            State Street Financial Center
                                                            One Lincoln Street
                                                            Boston, MA 02111

           Sub-Transfer Agent                               DST Systems, Inc.
                                                            333 West 11th Street
                                                            Kansas City, MO 64105

           Distributor                                      DWS Distributors, Inc.
                                                            222 South Riverside Plaza
                                                            Chicago, IL 60606

           Storage Vendor                                   Iron Mountain Incorporated
                                                            12646 NW 115th Avenue
                                                            Medley, FL 33178



Item 34.         Management Services
---- ---         ---------- --------

                 Not applicable.

Item 35.         Undertakings
---- ---         ------------

                 Not applicable.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 23rd day of July 2018.

                                                         CASH ACCOUNT TRUST

                                                         By:  /s/Hepsen Uzcan
                                                              ---------------
                                                              Hepsen Uzcan*
                                                              President


      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

 SIGNATURE                                 TITLE                                      DATE
 ---------                                 -----                                      ----

 /s/Hepsen Uzcan
 -----------------------------------
 Hepsen Uzcan*                            President                                   July 23, 2018

 /s/Diane Kenneally
 -----------------------------------
 Diane Kenneally                          Chief Financial Officer and Treasurer       July 23, 2018

 /s/John W. Ballantine
 -----------------------------------
 John W. Ballantine*                      Trustee                                     July 23, 2018

 /s/ Henry P. Becton, Jr.
 -----------------------------------
 Henry P. Becton, Jr.*                    Trustee                                     July 23, 2018

 /s/ Dawn-Marie Driscoll
 -----------------------------------
 Dawn-Marie Driscoll*                     Trustee                                     July 23, 2018

 /s/ Keith R. Fox
 -----------------------------------
 Keith R. Fox*                            Chairperson and Trustee                     July 23, 2018

 /s/Paul K. Freeman
 -----------------------------------
 Paul K. Freeman*                         Trustee                                     July 23, 2018

 /s/ Richard J. Herring
 -----------------------------------
 Richard J. Herring*                      Trustee                                     July 23, 2018

 /s/William McClayton
 -----------------------------------
 William McClayton*                       Trustee                                     July 23, 2018

 /s/ Rebecca W. Rimel
 -----------------------------------
 Rebecca W. Rimel*                        Trustee                                     July 23, 2018


 SIGNATURE                                 TITLE                                      DATE
 ---------                                 -----                                      ----

 /s/ William N. Searcy, Jr.
 ------------------------------------
 William N. Searcy, Jr.*                   Trustee                                    July 23, 2018


 /s/ Jean Gleason Stromberg
 ------------------------------------
 Jean Gleason Stromberg*                   Trustee                                    July 23, 2018



*By:     /s/ Caroline Pearson
         ---------------------
         Caroline Pearson**
         Chief Legal Officer

**       Attorney-in-fact pursuant to the powers of attorney as filed herein.

                               Power of Attorney

We, the undersigned Trustees or Directors, as the case may be, of the following investment companies:


Cash Account Trust
Deutsche DWS Asset Allocation Trust
Deutsche DWS Equity 500 Index Portfolio
Deutsche DWS Funds Trust
Deutsche DWS Global/International Fund, Inc.
Deutsche DWS Income Trust
Deutsche DWS Institutional Funds
Deutsche DWS International Fund, Inc.
Deutsche DWS Investment Trust
Deutsche DWS Investments VIT Funds
Deutsche DWS Market Trust
Deutsche DWS Money Funds
Deutsche DWS Money Market Trust
Deutsche DWS Municipal Trust
Deutsche DWS Portfolio Trust
Deutsche DWS Securities Trust
Deutsche DWS State Tax-Free Income Series
Deutsche DWS Tax Free Trust
Deutsche DWS Value Series, Inc.
Deutsche DWS Variable Series I
Deutsche DWS Variable Series II
Deutsche Multi-Market Income Trust
Deutsche Strategic Income Trust
DWS Municipal Income Trust
DWS Strategic Municipal Income Trust
Government Cash Management Portfolio
Investors Cash Trust



hereby constitute and appoint John Millette, Caroline Pearson and James M. Wall, and each of them, severally, with full powers of substitution, or if more than one acts, a majority of them, our true and lawful attorneys and agents to execute in our names, place and stead (in such capacity) any and all amendments to enable each Trust or Corporation (collectively, the "Funds") to comply with the Securities Act of 1933, as amended (the "1933 Act") and/or the Investment Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the Funds' Registration Statements on Form N-1A pursuant to the 1933 Act and/or the 1940 Act, together with any and all pre- and post-effective amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee or Director of a Fund such Registration Statement and any and all such pre- and post-effective amendments filed with the Securities and Exchange Commission under the 1933 Act and/or the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that each said attorney-in-fact and agent, or substitute or substitutes therefor, shall lawfully do or cause to be done by virtue hereof.

This power of attorney is effective for all documents filed on or after July 2, 2018

        SIGNATURE                               TITLE                                DATE

/s/John W. Ballantine
---------------------
  John W. Ballantine                            Trustee/Director                       May 16, 2018

/s/Henry P. Becton, Jr.
-----------------------
  Henry P. Becton, Jr.                          Trustee/Director                       May 16, 2018

/s/Dawn-Marie Driscoll
----------------------
Dawn-Marie Driscoll                             Trustee/Director                       May 16, 2018

/s/Keith R. Fox
---------------
Keith R. Fox                                    Trustee/Director                       May 16, 2018

/s/Paul K. Freeman
------------------
Paul K. Freeman                                 Trustee/Director                       May 16, 2018

/s/Richard J. Herring
---------------------
Richard J. Herring                              Trustee/Director                       May 16, 2018

/s/William McClayton
--------------------
William McClayton                               Trustee/Director                       May 16, 2018

/s/Rebecca W. Rimel
-------------------
Rebecca W. Rimel                                Trustee/Director                       May 16, 2018

/s/William N. Searcy, Jr.
-------------------------
William N. Searcy, Jr.                          Trustee/Director                       May 16, 2018

/s/Jean Gleason Stromberg
-------------------------
Jean Gleason Stromberg                          Trustee/Director                       May 16, 2018

                               Power of Attorney

I, the undersigned Officer of the following investment companies:


Cash Account Trust                                       Deutsche DWS Portfolio Trust
Deutsche DWS Asset Allocation Trust                      Deutsche DWS Securities Trust
Deutsche DWS Equity 500 Index Portfolio                  Deutsche DWS State Tax-Free Income Series
Deutsche DWS Funds Trust                                 Deutsche DWS Tax Free Trust
Deutsche DWS Global/International Fund, Inc.             Deutsche DWS Value Series, Inc.
Deutsche DWS Income Trust                                Deutsche DWS Variable Series I
Deutsche DWS Institutional Funds                         Deutsche DWS Variable Series II
Deutsche DWS International Fund, Inc.                    Deutsche Multi-Market Income Trust
Deutsche DWS Investment Trust                            Deutsche Strategic Income Trust
Deutsche DWS Investments VIT Funds                       DWS Municipal Income Trust
Deutsche DWS Market Trust                                DWS Strategic Municipal Income Trust
Deutsche DWS Money Funds                                 Government Cash Management Portfolio
Deutsche DWS Money Market Trust                          Investors Cash Trust
Deutsche DWS Municipal Trust




hereby constitute and appoint John Millette, Caroline Pearson and James M. Wall, and each of them, severally, with full powers of substitution, my true and lawful attorney and agent to execute in my name, place and stead (in such capacity) any and all amendments to enable each Trust or Corporation (collectively, the "Funds") to comply with the Securities Act of 1933, as amended (the "1933 Act") and/or the Investment Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the Funds' Registration Statements on Form N-1A pursuant to the 1933 Act and/or the 1940 Act, together with any and all pre- and post-effective amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as President of the Funds such Registration Statement and any and all such pre- and post-effective amendments filed with the Securities and Exchange Commission under the 1933 Act and/or the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that each said attorney-in-fact and agent, or substitute or substitutes therefor, shall lawfully do or cause to be done by virtue hereof.

This power of attorney is effective for all documents filed on or after July 2, 2018.

SIGNATURE                                                TITLE                        DATE
---------                                                -----                        ----
/s/Hepsen Uzcan_                                         President                    May 16, 2018
----------------
Hepsen Uzcan

                         DWS FUNDS BOARD CERTIFICATE OF

                                 THE SECRETARY

           I, John Millette, do hereby certify as follows:

            1. That I am the duly elected Secretary of the Funds listed on the attached Appendix A, (each a "Fund," and each Fund's underlying portfolios, if applicable, a "Series");

            2. I further certify that the following is a complete and correct copy of resolutions adopted by the members of the Board of Trustees/Directors of the Funds at a meeting duly called, convened and held on May 16, 2018 at which a quorum was present and acting throughout, and that such resolutions have not been amended and are in full force and effect:

            WHEREAS, the President of the Fund, Hepsen Uzcan, desires to execute a Power of Attorney and thereby delegate legal authority to the below-designated individuals to sign Registration Statements, including any amendments, on her behalf:

          NOW THEREFORE BE IT:

          RESOLVED, that the delegation by Hepsen Uzcan of her authority as an officer of the Fund to sign the Fund's Registration Statements, including any amendments thereto, on behalf of the Fund to the following individuals pursuant to a Power of Attorney in substantially the form presented to the Board is hereby approved, with such further changes as may recommended by counsel:

          John Millette, Caroline
          Pearson, and James M.
          Wall; and

          FURTHER RESOLVED, that any Registration Statement signed pursuant to such Power of Attorney shall comply with Rule 483 (b) of the Securities Act of 1933 as amended, including, but not limited to the inclusion of: (1) a copy of the authorizing Power of Attorney; and
          (2) a certified copy of the resolutions of the Board authorizing such delegation as Exhibits thereto.

  IN WITNESS WHEREOF, I hereunto set my hand this second day of July 2018.


                                                              /s/ John Millette
                                                              ------------------
                                                              John Millette
                                                              Secretary

                                   Appendix A


CASH ACCOUNT TRUST, AND ITS SERIES:                                         DEUTSCHE DWS INTERNATIONAL FUND, INC., AND ITS SERIES:
  DWS GOVERNMENT & AGENCY SECURITIES PORTFOLIO                              DWS CROCI(R) INTERNATIONAL FUND
  DWS TAX-EXEMPT PORTFOLIO                                                  DWS EMERGING MARKETS EQUITY FUND
                                                                            DWS GLOBAL MACRO FUND
  DEUTSCHE DWS ASSET ALLOCATION TRUST, AND ITS SERIES:                      DWS LATIN AMERICA EQUITY FUND
  DWS MULTI-ASSET CONSERVATIVE ALLOCATION FUND                              DWS WORLD DIVIDEND FUND
  DWS MULTI-ASSET GLOBAL ALLOCATION FUND
  DWS MULTI-ASSET MODERATE ALLOCATION FUND                                  DEUTSCHE DWS INVESTMENT TRUST, AND ITS SERIES:
                                                                            DWS CAPITAL GROWTH FUND
  DEUTSCHE DWS EQUITY 500 INDEX PORTFOLIO                                   DWS CORE EQUITY FUND
                                                                            DWS CROCI(R) EQUITY DIVIDEND FUND
  DEUTSCHE DWS FUNDS TRUST                                                  DWS CROCI(R) U.S. FUND
                                                                            DWS LARGE CAP FOCUS GROWTH FUND
  DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC., AND ITS SERIES:             DWS MID CAP VALUE FUND
  DWS EMERGING MARKETS FIXED INCOME FUND                                    DWS SMALL CAP CORE FUND
  DWS EUROPEAN EQUITY FUND                                                  DWS SMALL CAP GROWTH FUND
  DWS RREEF GLOBAL INFRASTRUCTURE FUND
  DWS GLOBAL SMALL CAP FUND                                                 DEUTSCHE DWS INVESTMENTS VIT FUNDS, AND ITS SERIES:
  DWS HIGH CONVICTION GLOBAL BOND FUND                                      DWS EQUITY 500 INDEX VIP
  DWS INTERNATIONAL GROWTH FUND                                             DWS SMALL CAP INDEX VIP

  DEUTSCHE DWS INCOME TRUST, AND ITS SERIES:                                DEUTSCHE DWS MARKET TRUST, AND ITS SERIES:
  DWS FIXED INCOME OPPORTUNITIES FUND                                       DWS GLOBAL INCOME BUILDER FUND
  DWS GLOBAL HIGH INCOME FUND                                               DWS RREEF REAL ASSETS FUND
  DWS GNMA FUND
  DWS HIGH INCOME FUND                                                      DEUTSCHE DWS MONEY FUNDS, AND ITS SERIES:
  DWS MULTISECTOR INCOME FUND                                               DWS MONEY MARKET PRIME SERIES
  DWS SHORT DURATION FUND
  DWS SHORT DURATION HIGH INCOME FUND                                       DEUTSCHE DWS MONEY MARKET TRUST, AND ITS SERIES:
                                                                            DWS GOVERNMENT CASH MANAGEMENT FUND
  DEUTSCHE DWS INSTITUTIONAL FUNDS, AND ITS SERIES:                         DWS GOVERNMENT CASH RESERVES FUND INSTITUTIONAL
  DWS EAFE(R) EQUITY INDEX FUND                                             DWS GOVERNMENT MONEY MARKET SERIES
  DWS EQUITY 500 INDEX FUND
  DWS S&P 500 INDEX FUND                                                    DEUTSCHE MULTI-MARKET INCOME TRUST
  DWS U.S. BOND INDEX FUND
  DWS U.S. MULTI-FACTOR FUND                                                DWS MUNICIPAL INCOME TRUST

  DEUTSCHE DWS PORTFOLIO TRUST, AND ITS SERIES:                             DEUTSCHE DWS MUNICIPAL TRUST, AND ITS SERIES:
  DWS FLOATING RATE FUND                                                    DWS MANAGED MUNICIPAL BOND FUND
  DWS TOTAL RETURN BOND FUND                                                DWS SHORT-TERM MUNICIPAL BOND FUND
                                                                            DWS STRATEGIC HIGH YIELD TAX-FREE FUND

                                       2

  DEUTSCHE DWS SECURITIES TRUST, AND ITS SERIES:                            DEUTSCHE DWS VARIABLE SERIES I, AND ITS SERIES:
  DWS COMMUNICATIONS FUND                                                   DWS BOND VIP
  DWS CROCI(R) SECTOR OPPORTUNITIES FUND                                    DWS CAPITAL GROWTH VIP
  DWS ENHANCED COMMODITY STRATEGY FUND                                      DWS CORE EQUITY VIP
  DWS RREEF GLOBAL REAL ESTATE SECURITIES FUND                              DWS CROCI(R) INTERNATIONAL VIP
  DWS HEALTH AND WELLNESS FUND                                              DWS GLOBAL SMALL CAP VIP
  DWS RREEF MLP & ENERGY INFRASTRUCTURE FUND
  DWS RREEF REAL ESTATE SECURITIES FUND                                     DEUTSCHE DWS VARIABLE SERIES II, AND ITS SERIES:
  DWS SCIENCE AND 'TECHNOLOGY FUND                                          DWS ALTERNATIVE ASSET ALLOCATION VIP
                                                                            DWS CROCI(R) U.S.  VIP
  DEUTSCHE DWS STATE TAX-FREE INCOME SERIES, AND ITS SERIES:                DWS GLOBAL EQUITY VIP
  DWS CALIFORNIA TAX-FREE INCOME FUND                                       DWS GLOBAL INCOME BUILDER VIP
  DWS MASSACHUSETTS TAX-FREE FUND                                           DWS GOVERNMENT & AGENCY SECURITIES VIP
  DWS NEW YORK TAX-FREE INCOME FUND                                         DWS GOVERNMENT MONEY MARKET VIP
                                                                            DWS HIGH INCOME VIP
  DEUTSCHE STRATEGIC INCOME TRUST                                           DWS INTERNATIONAL GROWTH VIP
                                                                            DWS MULTISECTOR INCOME VIP
  DWS STRATEGIC MUNICIPAL INCOME TRUST                                      DWS SMALL MID CAP GROWTH VIP
                                                                            DWS SMALL MID CAP VALUE VIP
  DEUTSCHE DWS TAX FREE TRUST, AND ITS SERIES:
  DWS INTERMEDIATE TAX/AMT FREE FUND                                        GOVERNMENT CASH MANAGEMENT PORTFOLIO

  DEUTSCHE DWS VALUE SERIES, INC., AND ITS SERIES:                          INVESTORS CASH TRUST, AND ITS SERIES:
  DWS CROCI(R) EQUITY DIVIDEND FUND                                         DWS CENTRAL CASH MANAGEMENT GOVERNMENT FUND
  DWS MID CAP VALUE FUND                                                    DWS TREASURY PORTFOLIO
                                                                            DWS VARIABLE NAV MONEY FUND

                                       3

                               CASH ACCOUNT TRUST

                                 EXHIBIT INDEX


                                    (a)(31)

                                    (a)(32)

                                    (a)(33)

                                     (e)(2)

                                     (g)(3)

                                     (h)(6)

                                     (h)(7)

                                    (h)(12)

                                    (h)(13)

                                      (j)

                                     (n)(1)

                                     (n)(2)

                                     (p)(1)

                                     (p)(2)





















                                       14